--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                                      and
                        The DFA Investment Trust Company

                                     ANNUAL
                                     REPORT

                          Year Ended November 30, 1997

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Charts....................................................       1-7
Schedules of Investments
    The U.S. 9-10 Small Company Portfolio.............................      8-32
    The U.S. 6-10 Small Company Portfolio.............................        33
    The U.S. Large Company Portfolio..................................        33
    The Enhanced U.S. Large Company Portfolio.........................        33
    The U.S. 6-10 Value Portfolio.....................................        33
    The U.S. Large Cap Value Portfolio................................        33
    The DFA Real Estate Securities Portfolio..........................     34-35
    The Japanese Small Company Portfolio..............................        36
    The Pacific Rim Small Company Portfolio...........................        36
    The United Kingdom Small Company Portfolio........................        36
    The Continental Small Company Portfolio...........................        36
    The International Small Company Portfolio.........................        37
    The RWB/DFA International High Book to Market Portfolio...........        37
    The Emerging Markets Portfolio....................................        37
    The Large Cap International Portfolio.............................     38-42
    The DFA International Small Cap Value Portfolio...................     43-58
    The DFA Intermediate Government Fixed Income Portfolio............        59
    The DFA One-Year Fixed Income Portfolio...........................        60
    The DFA Five-Year Government Portfolio............................        60
    The DFA Two-Year Global Fixed Income Portfolio....................        60
    The DFA Global Fixed Income Portfolio.............................     61-62

Statements of Assets and Liabilities..................................     63-65

Statements of Operations..............................................     66-71

Statements of Changes in Net Assets...................................     72-78

Financial Highlights..................................................     79-92

Notes to Financial Statements.........................................    93-100

Report of Independent Accountants.....................................       101

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Charts....................................................   102-106
Statements of Net Assets
    The U.S. 6-10 Small Company Series................................   107-138
    The U.S. Large Company Series.....................................   139-143
    The Enhanced U.S. Large Company Series............................   144-145
    The U.S. 6-10 Value Series........................................   146-161
    The U.S. Large Cap Value Series...................................   162-163
    The Japanese Small Company Series.................................   164-170
    The Pacific Rim Small Company Series..............................   171-182
    The United Kingdom Small Company Series...........................   183-189
    The Continental Small Company Series..............................   190-200
    The DFA International Value Series................................   201-208
    The Emerging Markets Series.......................................   209-216
    The Emerging Markets Small Cap Series.............................   217-222
    The DFA One-Year Fixed Income Series..............................   223-225
    The DFA Two-Year Global Fixed Income Series.......................   226-228

Statements of Operations..............................................   229-231

Statements of Changes in Net Assets...................................   232-238

Financial Highlights..................................................   239-244

Notes to Financial Statements.........................................   245-251

Report of Independent Accountants.....................................       252

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                U.S. 9-10 SMALL COMPANY PORTFOLIO VS.
                           CRSP 9-10 INDEX
                     DECEMBER 1987-NOVEMBER 1997
                          GROWTH OF $10,000
                                                                                U.S. 9-10           CRSP 9-10 INDEX
                                                                         SMALL COMPANY PORTFOLIO

                                                                                          $10,000             $10,000
Dec-87                                                                                    $10,520             $10,320
                                                                                          $11,105             $11,102
                                                                                          $11,949             $11,851
                                                                                          $12,436             $12,351
                                                                                          $12,696             $12,526
                                                                                          $12,469             $12,197
                                                                                          $13,107             $12,839
                                                                                          $13,075             $12,818
                                                                                          $12,753             $12,539
                                                                                          $13,043             $12,724
                                                                                          $12,882             $12,520
                                                                                          $12,319             $12,049
Dec-88                                                                                    $12,805             $12,376
                                                                                          $13,322             $12,969
                                                                                          $13,432             $13,065
                                                                                          $13,913             $13,366
                                                                                          $14,302             $13,706
                                                                                          $14,819             $14,098
                                                                                          $14,523             $13,954
                                                                                          $15,114             $14,381
                                                                                          $15,298             $14,669
                                                                                          $15,298             $14,694
                                                                                          $14,374             $13,749
                                                                                          $14,301             $13,632
Dec-89                                                                                    $14,109             $13,394
                                                                                          $13,031             $12,539
                                                                                          $13,275             $12,716
                                                                                          $13,764             $12,975
                                                                                          $13,397             $12,572
                                                                                          $14,149             $13,073
                                                                                          $14,353             $13,161
                                                                                          $13,805             $12,588
                                                                                          $12,015             $10,964
                                                                                          $11,019              $9,938
                                                                                          $10,389              $9,279
                                                                                          $10,857              $9,641
Dec-90                                                                                    $11,067              $9,639
                                                                                          $11,998             $10,630
                                                                                          $13,333             $12,175
                                                                                          $14,240             $13,149
                                                                                          $14,288             $13,331
                                                                                          $14,766             $13,685
                                                                                          $14,050             $13,148
                                                                                          $14,621             $13,611
                                                                                          $15,003             $14,026
                                                                                          $15,051             $14,204
                                                                                          $15,528             $14,533
                                                                                          $15,100             $14,027
Dec-91                                                                                    $16,007             $14,615
                                                                                          $17,813             $16,642
                                                                                          $18,618             $17,537
                                                                                          $18,154             $17,125
                                                                                          $17,423             $16,322
                                                                                          $17,398             $16,341
                                                                                          $16,495             $15,491
                                                                                          $17,105             $15,986
                                                                                          $16,715             $15,533
                                                                                          $16,934             $15,780
                                                                                          $17,373             $16,214
                                                                                          $18,911             $17,787
Dec-92                                                                                    $19,745             $18,418
                                                                                          $20,817             $19,485
                                                                                          $20,442             $18,939
                                                                                          $21,033             $19,490
                                                                                          $20,389             $18,892
                                                                                          $21,086             $19,610
                                                                                          $21,006             $19,645
                                                                                          $21,355             $19,950
                                                                                          $22,079             $20,796
                                                                                          $22,777             $21,436
                                                                                          $23,849             $22,437
                                                                                          $23,432             $21,820
Dec-93                                                                                    $23,887             $22,075
                                                                                          $25,363             $23,173
                                                                                          $25,304             $23,085
                                                                                          $24,176             $21,963
                                                                                          $24,321             $21,747
                                                                                          $24,292             $21,730
                                                                                          $23,655             $21,154
                                                                                          $24,091             $21,260
                                                                                          $24,902             $22,210
                                                                                          $25,164             $22,568
                                                                                          $25,453             $22,701
                                                                                          $24,624             $21,825
Dec-94                                                                                    $24,628             $21,567
                                                                                          $25,325             $22,173
                                                                                          $25,964             $22,894
                                                                                          $26,340             $23,306
                                                                                          $27,267             $23,949
                                                                                          $28,080             $24,466
                                                                                          $29,675             $25,886
                                                                                          $31,589             $27,527
                                                                                          $32,720             $28,633
                                                                                          $33,358             $29,315
                                                                                          $31,733             $27,799
                                                                                          $32,342             $28,252
Dec-95                                                                                    $33,115             $28,603
                                                                                          $33,208             $29,003
                                                                                          $34,434             $29,891
                                                                                          $35,219             $30,742
                                                                                          $38,205             $33,343
                                                                                          $41,067             $35,731
                                                                                          $38,677             $33,615
                                                                                          $35,029             $30,694
                                                                                          $36,697             $32,177
                                                                                          $37,765             $33,248
                                                                                          $37,104             $32,513
                                                                                          $38,172             $33,307
Dec-96                                                                                    $38,951             $33,996
                                                                                          $40,587             $35,784
                                                                                          $39,751             $35,169
                                                                                          $37,803             $33,175
                                                                                          $36,760             $31,848
                                                                                          $40,517             $35,361
                                                                                          $42,534             $37,175
                                                                                          $45,108             $39,271
                                                                                          $47,404             $41,054
                                                                                          $51,405             $44,942
                                                                                          $49,420             $43,639
Nov-97                                                                                    $48,654             $42,748
Annualized                                                                                    One                Five        Ten
Total Return (%)                                                                             Year               Years      Years
                                                                                            27.46               20.80      17.14
The portfolio seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The portfolio provides access to publicly traded U.S. small companies with a market capitalization of
approximately $150 million or less.
The portfolio's return in fiscal 1997 reflected the performance of decile 9-10 companies in the U.S.
Past performance is not predictive of future performance.
CRSP 9-10 Index courtesy of the Center for Research in Security
Prices, University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 U.S. 6-10 SMALL COMPANY PORTFOLIO VS.
                            CRSP 6-10 INDEX
                        APRIL 1992-NOVEMBER 1997
                           GROWTH OF $10,000
                                                                                  U.S. 6-10           CRSP 6-10 INDEX
                                                                           SMALL COMPANY PORTFOLIO

                                                                                            $10,000             $10,000
Apr-92                                                                                       $9,588              $9,606
                                                                                             $9,567              $9,677
                                                                                             $9,103              $9,289
                                                                                             $9,505              $9,649
                                                                                             $9,309              $9,383
                                                                                             $9,464              $9,587
                                                                                             $9,763              $9,892
                                                                                            $10,670             $10,729
                                                                                            $11,079             $11,096
                                                                                            $11,454             $11,511
                                                                                            $11,193             $11,229
                                                                                            $11,454             $11,581
Apr-93                                                                                      $11,099             $11,231
                                                                                            $11,547             $11,743
                                                                                            $11,495             $11,788
                                                                                            $11,579             $11,928
                                                                                            $11,975             $12,478
                                                                                            $12,288             $12,837
                                                                                            $12,548             $13,234
                                                                                            $12,240             $12,827
                                                                                            $12,592             $13,215
                                                                                            $12,970             $13,671
                                                                                            $12,873             $13,590
                                                                                            $12,247             $12,850
Apr-94                                                                                      $12,269             $12,798
                                                                                            $12,204             $12,683
                                                                                            $11,848             $12,355
                                                                                            $12,021             $12,568
                                                                                            $12,593             $13,287
                                                                                            $12,657             $13,335
                                                                                            $12,700             $13,322
                                                                                            $12,267             $12,806
                                                                                            $12,423             $12,974
                                                                                            $12,496             $12,996
                                                                                            $12,908             $13,476
                                                                                            $13,151             $13,764
Apr-95                                                                                      $13,576             $14,123
                                                                                            $13,854             $14,380
                                                                                            $14,557             $15,173
                                                                                            $15,453             $16,141
                                                                                            $15,889             $16,559
                                                                                            $16,180             $16,913
                                                                                            $15,343             $16,050
                                                                                            $15,794             $16,609
                                                                                            $16,172             $17,019
                                                                                            $16,211             $17,132
                                                                                            $16,752             $17,712
                                                                                            $17,114             $18,127
Apr-96                                                                                      $18,250             $19,490
                                                                                            $19,192             $20,439
                                                                                            $18,315             $19,505
                                                                                            $16,791             $17,703
                                                                                            $17,772             $18,756
                                                                                            $18,326             $19,529
                                                                                            $18,055             $19,158
                                                                                            $18,752             $19,740
                                                                                            $19,029             $20,137
                                                                                            $19,659             $20,864
                                                                                            $19,239             $20,365
                                                                                            $18,329             $19,257
Apr-97                                                                                      $18,118             $18,938
                                                                                            $20,176             $21,347
                                                                                            $21,213             $22,657
                                                                                            $22,473             $23,897
                                                                                            $23,300             $24,731
                                                                                            $25,092             $26,811
                                                                                            $24,000             $25,762
Nov-97                                                                                      $23,636             $25,327
Annualized                                                                                      One                Five         From
Total Return (%)                                                                               Year               Years   April 1992
                                                                                              26.04               17.24        16.39
The portfolio seeks to capture premium returns and diversification benefits by investing in the U.S. 6-10 Small Company Series of the DFA
Investment Trust Company which in turn invests in a broad cross-section of U.S. small companies on a market cap-weighted basis.
The portfolio's return in fiscal 1997 reflected the performance of decile
6-10 companies in the U.S.
Past performance is not predictive of future performance.
CRSP 6-10 Index courtesy of the Center for Research in Security Prices,
University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    U.S. LARGE COMPANY PORTFOLIO VS.
                             S&P 500 INDEX
                       JANUARY 1991-NOVEMBER 1997
                           GROWTH OF $10,000
                                                                              U.S. LARGE        S&P 500 INDEX
                                                                           COMPANY PORTFOLIO

                                                                                      $10,000           $10,000
Jan-91                                                                                $10,440           $10,442
                                                                                      $11,180           $11,190
                                                                                      $11,441           $11,456
                                                                                      $11,461           $11,488
                                                                                      $11,954           $11,980
                                                                                      $11,409           $11,432
                                                                                      $11,936           $11,967
                                                                                      $12,220           $12,249
                                                                                      $12,008           $12,048
                                                                                      $12,171           $12,209
                                                                                      $11,680           $11,716
                                                                                      $13,012           $13,055
Jan-92                                                                                $12,774           $12,812
                                                                                      $12,939           $12,976
                                                                                      $12,690           $12,722
                                                                                      $13,053           $13,092
                                                                                      $13,126           $13,163
                                                                                      $12,928           $12,972
                                                                                      $13,440           $13,495
                                                                                      $13,168           $13,222
                                                                                      $13,315           $13,374
                                                                                      $13,357           $13,422
                                                                                      $13,810           $13,875
                                                                                      $13,963           $14,056
Jan-93                                                                                $14,069           $14,159
                                                                                      $14,250           $14,350
                                                                                      $14,546           $14,659
                                                                                      $14,184           $14,299
                                                                                      $14,557           $14,686
                                                                                      $14,590           $14,734
                                                                                      $14,526           $14,665
                                                                                      $15,064           $15,223
                                                                                      $14,957           $15,111
                                                                                      $15,259           $15,418
                                                                                      $15,117           $15,273
                                                                                      $15,306           $15,460
Jan-94                                                                                $15,800           $15,978
                                                                                      $15,372           $15,547
                                                                                      $14,711           $14,871
                                                                                      $14,910           $15,064
                                                                                      $15,141           $15,310
                                                                                      $14,774           $14,931
                                                                                      $15,251           $15,426
                                                                                      $15,872           $16,053
                                                                                      $15,504           $15,667
                                                                                      $15,839           $16,025
                                                                                      $15,275           $15,437
                                                                                      $15,503           $15,663
Jan-95                                                                                $15,898           $16,070
                                                                                      $16,518           $16,693
                                                                                      $16,995           $17,187
                                                                                      $17,481           $17,688
                                                                                      $18,184           $18,386
                                                                                      $18,606           $18,818
                                                                                      $19,220           $19,445
                                                                                      $19,255           $19,498
                                                                                      $20,077           $20,314
                                                                                      $19,996           $20,243
                                                                                      $20,856           $21,134
                                                                                      $21,250           $21,525
Jan-96                                                                                $21,979           $22,265
                                                                                      $22,164           $22,479
                                                                                      $22,381           $22,695
                                                                                      $22,706           $23,029
                                                                                      $23,273           $23,623
                                                                                      $23,366           $23,720
                                                                                      $22,327           $22,664
                                                                                      $22,804           $23,145
                                                                                      $24,072           $24,445
                                                                                      $24,727           $25,115
                                                                                      $26,587           $27,021
                                                                                      $26,058           $26,492
Jan-97                                                                                $27,681           $28,137
                                                                                      $27,894           $28,365
                                                                                      $26,742           $27,185
                                                                                      $28,336           $28,808
                                                                                      $30,047           $30,577
                                                                                      $31,387           $31,940
                                                                                      $33,883           $34,476
                                                                                      $31,995           $32,559
                                                                                      $33,739           $34,344
                                                                                      $32,612           $33,197
Nov-97                                                                                $34,096           $34,734
Annualized                                                                                One              Five            From
Total Return (%)                                                                         Year             Years    January 1991
                                                                                        28.25             19.81           19.40
The portfolio provides access to U.S. large companies by investing in the
U.S. Large Company Series of the DFA Investment Trust Company
which in turn invests primarily in the securities comprising the
S&P 500 Index.
The portfolio's return in fiscal 1997 reflected the performance of the S&P 500 Index.
Past performance is not predictive of future performance.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
                           S&P 500 INDEX
                     AUGUST 1996-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                           ENHANCED U.S.          S&P 500 INDEX
                                                                      LARGE COMPANY PORTFOLIO

                                                                                        $10,000           $10,000
Aug-96                                                                                  $10,203           $10,212
                                                                                        $10,802           $10,786
                                                                                        $11,167           $11,081
                                                                                        $12,010           $11,923
                                                                                        $11,709           $11,689
                                                                                        $12,455           $12,415
Feb-97                                                                                  $12,553           $12,515
                                                                                        $11,947           $11,995
                                                                                        $12,697           $12,711
                                                                                        $13,525           $13,491
                                                                                        $14,105           $14,093
                                                                                        $15,242           $15,212
Aug-97                                                                                  $14,407           $14,366
                                                                                        $15,156           $15,153
                                                                                        $14,730           $14,647
Nov-97                                                                                  $15,279           $15,325
Annualized                                                                                  One              From
Total Return (%)                                                                           Year       August 1996
                                                                                          27.22             37.43
The portfolio invests in the Enhanced U.S. Large Company
Series of the DFA Investment Trust Company, which in turn seeks to capture return premiums associated with an enhanced cash
portfolio in combination with the S&P 500 Index futures and swaps.
The portfolio's returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   U.S. 6-10 VALUE PORTFOLIO VS.
                 FAMA-FRENCH SMALL CAP VALUE INDEX
                      APRIL 1993-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                         U.S. 6-10            FAMA-FRENCH
                                                                      VALUE PORTFOLIO    SMALL CAP VALUE INDEX

                                                                               $10,000                  $10,000
Apr-93                                                                          $9,788                   $9,687
                                                                               $10,050                  $10,081
                                                                               $10,050                  $10,069
                                                                               $10,353                  $10,209
                                                                               $10,685                  $10,536
                                                                               $11,058                  $10,727
                                                                               $11,431                  $11,156
                                                                               $11,228                  $10,978
                                                                               $11,453                  $11,257
                                                                               $12,044                  $11,791
                                                                               $12,003                  $11,720
                                                                               $11,606                  $11,235
Apr-94                                                                         $11,687                  $11,317
                                                                               $11,717                  $11,279
                                                                               $11,503                  $11,047
                                                                               $11,696                  $11,320
                                                                               $12,094                  $11,726
                                                                               $12,053                  $11,676
                                                                               $11,879                  $11,477
                                                                               $11,472                  $11,096
                                                                               $11,591                  $11,188
                                                                               $11,705                  $11,370
                                                                               $12,118                  $11,831
                                                                               $12,262                  $11,968
Apr-95                                                                         $12,696                  $12,344
                                                                               $13,046                  $12,607
                                                                               $13,563                  $13,023
                                                                               $14,295                  $13,547
                                                                               $14,750                  $13,982
                                                                               $14,936                  $14,215
                                                                               $14,203                  $13,581
                                                                               $14,731                  $13,963
                                                                               $14,986                  $14,182
                                                                               $14,933                  $14,382
                                                                               $15,260                  $14,606
                                                                               $15,682                  $15,099
Apr-96                                                                         $16,494                  $15,619
                                                                               $17,137                  $16,233
                                                                               $16,779                  $15,975
                                                                               $15,735                  $15,124
                                                                               $16,453                  $15,750
                                                                               $17,001                  $16,151
                                                                               $17,126                  $16,105
                                                                               $17,938                  $16,842
                                                                               $18,331                  $17,081
                                                                               $18,797                  $17,686
                                                                               $18,797                  $17,774
                                                                               $18,299                  $17,307
Apr-97                                                                         $18,224                  $17,184
                                                                               $19,948                  $18,815
                                                                               $21,194                  $19,808
                                                                               $22,462                  $20,842
                                                                               $23,252                  $21,618
                                                                               $25,040                  $23,189
                                                                               $24,152                  $22,716
Nov-97                                                                         $23,946                  $22,575
Annualized                                                                         One                     From
Total Return (%)                                                                  Year               April 1993
                                                                                 33.49                    20.58
The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. 6-10 Value
Series
of the DFA Investment Trust Company which in turn invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or less and book-to-market ratios in the upper 30% of publicly traded U.S. companies.
The portfolio's returns in fiscal 1997 reflected the performance of small U.S. companies with high book-to-market ratios.
Past performance is not predictive of future performance.
Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 U.S. LARGE CAP VALUE PORTFOLIO VS.
                 FAMA-FRENCH LARGE CAP VALUE INDEX
                      MARCH 1993-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                       U.S. LARGE CAP         FAMA-FRENCH
                                                                      VALUE PORTFOLIO    LARGE CAP VALUE INDEX

                                                                               $10,000                  $10,000
Mar-93                                                                         $10,109                  $10,302
                                                                               $10,080                  $10,247
                                                                               $10,189                  $10,333
                                                                               $10,396                  $10,501
                                                                               $10,545                  $10,623
                                                                               $10,802                  $10,980
                                                                               $10,614                  $10,869
                                                                               $10,743                  $10,907
                                                                               $10,633                  $10,742
                                                                               $10,895                  $11,018
                                                                               $11,198                  $11,242
                                                                               $10,694                  $10,748
Mar-94                                                                         $10,261                  $10,273
                                                                               $10,422                  $10,418
                                                                               $10,351                  $10,291
                                                                               $10,136                  $10,097
                                                                               $10,575                  $10,542
                                                                               $10,881                  $10,821
                                                                               $10,563                  $10,423
                                                                               $10,769                  $10,621
                                                                               $10,286                  $10,372
                                                                               $10,400                  $10,404
                                                                               $10,639                  $10,809
                                                                               $11,243                  $11,312
Mar-95                                                                         $11,419                  $11,355
                                                                               $11,827                  $11,718
                                                                               $12,443                  $12,346
                                                                               $12,715                  $12,550
                                                                               $13,272                  $12,927
                                                                               $13,661                  $13,163
                                                                               $14,134                  $13,695
                                                                               $13,553                  $13,395
                                                                               $14,296                  $13,887
                                                                               $14,390                  $14,234
                                                                               $14,800                  $14,571
                                                                               $15,016                  $14,568
Mar-96                                                                         $15,534                  $14,807
                                                                               $15,794                  $14,823
                                                                               $16,053                  $15,047
                                                                               $15,582                  $15,044
                                                                               $14,886                  $14,212
                                                                               $15,484                  $14,676
                                                                               $15,785                  $14,962
                                                                               $16,298                  $15,414
                                                                               $17,478                  $16,281
                                                                               $17,299                  $16,233
                                                                               $17,919                  $16,643
                                                                               $18,268                  $16,926
Mar-97                                                                         $17,431                  $16,222
                                                                               $18,007                  $16,493
                                                                               $19,395                  $17,535
                                                                               $19,990                  $18,114
                                                                               $21,995                  $19,449
                                                                               $21,668                  $19,171
                                                                               $22,807                  $20,139
                                                                               $21,637                  $19,785
Nov-97                                                                         $21,864                  $20,574
Annualized                                                                         One                     From
Total Return (%)                                                                  Year               March 1993
                                                                                 25.10                    18.36
The portfolio seeks to capture return premiums associated
with high book-to-market ratios by investing in the U.S. Large
Cap Value Series of the DFA Investment Trust Company which in turn invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or more and book-to-
market ratios in the upper 30% of publicly traded companies.
The portfolio's returns in fiscal 1997 reflected the performance of large U.S. companies with high book-to-market ratios.
Past performance is not predictive of future performance.
Fama-French Large Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            DFA REAL ESTATE SECURITIES PORTFOLIO VS.
                          S&P 500 INDEX
                   JANUARY 1993-NOVEMBER 1997
                        GROWTH OF $10,000
                                                                     DFA REAL ESTATE      S&P 500 INDEX
                                                                   SECURITIES PORTFOLIO

                                                                                $10,000           $10,000
Jan-93                                                                          $10,370           $10,073
                                                                                $10,420           $10,209
                                                                                $10,779           $10,428
                                                                                $10,339           $10,173
                                                                                $10,350           $10,448
                                                                                $10,660           $10,482
                                                                                $10,941           $10,433
                                                                                $11,341           $10,830
                                                                                $11,851           $10,750
                                                                                $11,691           $10,968
                                                                                $11,109           $10,865
                                                                                $11,546           $10,999
Jan-94                                                                          $11,801           $11,367
                                                                                $11,740           $11,061
                                                                                $11,096           $10,579
                                                                                $11,065           $10,717
                                                                                $11,004           $10,892
                                                                                $10,729           $10,623
                                                                                $10,760           $10,974
                                                                                $10,944           $11,421
                                                                                $10,588           $11,146
                                                                                $10,148           $11,401
                                                                                 $9,804           $10,982
                                                                                $10,577           $11,143
Jan-95                                                                          $10,278           $11,432
                                                                                $10,449           $11,876
                                                                                $10,428           $12,228
                                                                                $10,375           $12,583
                                                                                $10,791           $13,080
                                                                                $11,015           $13,388
                                                                                $11,143           $13,834
                                                                                $11,218           $13,871
                                                                                $11,410           $14,452
                                                                                $11,047           $14,402
                                                                                $11,178           $15,035
                                                                                $11,854           $15,313
Jan-96                                                                          $11,967           $15,840
                                                                                $12,115           $15,992
                                                                                $12,125           $16,146
                                                                                $12,115           $16,383
                                                                                $12,375           $16,806
                                                                                $12,601           $16,875
                                                                                $12,658           $16,124
                                                                                $13,111           $16,466
                                                                                $13,395           $17,391
                                                                                $13,723           $17,868
                                                                                $14,335           $19,224
                                                                                $15,864           $18,847
Jan-97                                                                          $15,959           $20,017
                                                                                $15,900           $20,179
                                                                                $15,996           $19,340
                                                                                $15,484           $20,495
                                                                                $15,938           $21,753
                                                                                $16,784           $22,723
                                                                                $17,225           $24,527
                                                                                $17,143           $23,164
                                                                                $18,704           $24,433
                                                                                $18,181           $23,617
Nov-97                                                                          $18,515           $24,710
Annualized                                                                          One              From
Total Return (%)                                                                   Year      January 1993
                                                                                  29.16             13.35
The portfolio invests in equity REITs. The portfolio
invests on a market cap-weighted basis.
The portfolio does not purchase health care REITs.
The portfolio's returns in fiscal 1997 reflected the performance of
U.S. Equity REITs.
Past performance is not predictive of future performance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   JAPANESE SMALL COMPANY PORTFOLIO VS.
                      JAPANESE LARGE COMPANY STOCKS
                       DECEMBER 1987-NOVEMBER 1997
                            GROWTH OF $10,000
                                                                              JAPANESE SMALL       JAPANESE LARGE
                                                                             COMPANY PORTFOLIO     COMPANY STOCKS

                                                                                        $10,000             $10,000
Dec-87                                                                                  $10,939             $10,136
                                                                                        $11,324             $10,640
                                                                                        $12,056             $11,479
                                                                                        $12,831             $12,306
                                                                                        $13,639             $12,431
                                                                                        $14,515             $11,883
                                                                                        $13,968             $11,465
                                                                                        $13,131             $11,928
                                                                                        $12,659             $11,077
                                                                                        $12,697             $11,617
                                                                                        $13,368             $12,460
                                                                                        $14,762             $13,681
Dec-88                                                                                  $14,489             $13,718
                                                                                        $15,535             $13,694
                                                                                        $15,832             $14,000
                                                                                        $15,636             $13,515
                                                                                        $16,536             $13,517
                                                                                        $16,033             $12,825
                                                                                        $15,516             $12,163
                                                                                        $17,201             $13,784
                                                                                        $16,547             $12,764
                                                                                        $18,761             $13,666
                                                                                        $18,354             $13,303
                                                                                        $19,284             $13,980
Dec-89                                                                                  $20,069             $14,016
                                                                                        $19,710             $13,115
                                                                                        $19,034             $11,776
                                                                                        $16,074              $9,514
                                                                                        $14,653              $9,604
                                                                                        $17,499             $10,974
                                                                                        $17,660             $10,443
                                                                                        $18,492             $10,338
                                                                                        $15,698              $9,298
                                                                                        $13,144              $7,782
                                                                                        $17,229              $9,719
                                                                                        $13,669              $8,506
Dec-90                                                                                  $13,374              $8,945
                                                                                        $12,769              $9,204
                                                                                        $15,674             $10,298
                                                                                        $15,248              $9,646
                                                                                        $15,791              $9,964
                                                                                        $15,535              $9,885
                                                                                        $14,486              $9,173
                                                                                        $14,447              $9,477
                                                                                        $12,851              $8,947
                                                                                        $14,492              $9,729
                                                                                        $15,546             $10,204
                                                                                        $13,888              $9,437
Dec-91                                                                                  $14,325              $9,734
                                                                                        $13,822              $9,298
                                                                                        $13,172              $8,515
                                                                                        $11,686              $7,594
                                                                                        $10,528              $7,129
                                                                                        $11,969              $7,710
                                                                                        $10,862              $7,005
                                                                                        $10,026              $6,913
                                                                                        $11,388              $8,146
                                                                                        $11,293              $7,947
                                                                                        $10,631              $7,590
                                                                                        $10,693              $7,788
Dec-92                                                                                  $10,586              $7,679
                                                                                        $10,359              $7,633
                                                                                        $10,911              $7,966
                                                                                        $12,660              $9,089
                                                                                        $14,868             $10,669
                                                                                        $16,833             $10,973
                                                                                        $15,908             $10,823
                                                                                        $16,518             $11,554
                                                                                        $16,779             $11,809
                                                                                        $15,884             $11,205
                                                                                        $14,583             $11,176
                                                                                        $11,712              $9,340
Dec-93                                                                                  $12,084              $9,602
                                                                                        $14,495             $11,219
                                                                                        $15,221             $11,698
                                                                                        $15,521             $11,205
                                                                                        $16,133             $11,648
                                                                                        $16,294             $11,920
                                                                                        $17,674             $12,531
                                                                                        $17,038             $12,078
                                                                                        $16,834             $12,162
                                                                                        $16,073             $11,844
                                                                                        $16,499             $12,198
                                                                                        $15,177             $11,580
Dec-94                                                                                  $15,648             $11,731
                                                                                        $15,114             $10,971
                                                                                        $14,110             $10,500
                                                                                        $14,922             $11,450
                                                                                        $15,455             $12,026
                                                                                        $13,850             $11,264
                                                                                        $13,113             $10,757
                                                                                        $14,186             $11,545
                                                                                        $14,199             $11,155
                                                                                        $13,709             $11,169
                                                                                        $13,225             $10,613
                                                                                        $14,184             $11,236
Dec-95                                                                                  $15,089             $11,825
                                                                                        $15,412             $11,656
                                                                                        $15,127             $11,452
                                                                                        $15,658             $11,850
                                                                                        $17,295             $12,536
                                                                                        $16,588             $11,898
                                                                                        $16,404             $11,953
                                                                                        $15,121             $11,408
                                                                                        $14,698             $10,900
                                                                                        $14,755             $11,269
                                                                                        $13,718             $10,527
                                                                                        $13,294             $10,732
Dec-96                                                                                  $11,651             $10,015
                                                                                        $10,521              $8,910
                                                                                        $10,432              $9,112
                                                                                         $9,675              $8,833
                                                                                         $9,512              $9,138
                                                                                        $11,089             $10,161
                                                                                        $11,265             $10,908
                                                                                         $9,980             $10,571
                                                                                         $8,904              $9,630
                                                                                         $7,558              $9,521
                                                                                         $7,754              $8,640
Nov-97                                                                                   $6,394              $8,105
Annualized                                                                                  One                Five        Ten
Total Return (%)                                                                           Year               Years      Years
                                                                                         -51.90               -9.77      -4.37
The portfolio's objective is to capture premium returns and
diversification benefits by investing in the Japanese Small Company
Series of the DFA Investment Trust Company which in turn invests in a broad cross-section of small companies on a market cap-weighted basis.
The Japanese Small Company Series provides access to publicly traded small companies listed on the lower half of companies on the First
Section of Tokyo Stock Exchange.
Prior to August 9, 1996, the portfolio invested directly
in Japanese small company stocks.
The portfolio's returns in fiscal 1997 reflected the performance of small cap companies in Japan.
Past performance is not predictive of future performance.
Japanese Large Company Stocks courtesy of Morgan Stanley Capital
International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
                 PACIFIC RIM LARGE COMPANY STOCKS
                   FEBRUARY 1993-NOVEMBER 1997
                        GROWTH OF $10,000
                                                                           PACIFIC RIM               PACIFIC RIM
                                                                     SMALL COMPANY PORTFOLIO     LARGE COMPANY STOCKS

                                                                                      $10,000                   $10,000
Feb-93                                                                                $10,741                   $10,770
                                                                                      $11,294                   $10,953
                                                                                      $12,401                   $11,512
                                                                                      $13,419                   $11,949
                                                                                      $13,043                   $11,591
                                                                                      $13,281                   $11,996
                                                                                      $13,626                   $12,908
                                                                                      $14,179                   $13,153
                                                                                      $16,017                   $15,284
                                                                                      $16,374                   $14,826
                                                                                      $19,035                   $17,909
                                                                                      $17,986                   $17,426
Feb-94                                                                                $18,177                   $16,572
                                                                                      $16,257                   $14,782
                                                                                      $16,677                   $15,462
                                                                                      $16,687                   $15,972
                                                                                      $16,226                   $15,270
                                                                                      $16,685                   $16,079
                                                                                      $17,655                   $17,156
                                                                                      $18,255                   $16,710
                                                                                      $18,416                   $16,977
                                                                                      $17,073                   $15,619
                                                                                      $16,739                   $15,385
                                                                                      $14,953                   $14,062
Feb-95                                                                                $15,494                   $15,370
                                                                                      $15,548                   $15,539
                                                                                      $15,299                   $15,741
                                                                                      $15,830                   $16,811
                                                                                      $15,895                   $16,492
                                                                                      $16,923                   $17,168
                                                                                      $16,610                   $16,721
                                                                                      $16,752                   $16,939
                                                                                      $16,242                   $16,634
                                                                                      $16,005                   $16,784
                                                                                      $16,260                   $17,438
                                                                                      $17,383                   $18,589
Feb-96                                                                                $17,486                   $18,868
                                                                                      $17,760                   $19,113
                                                                                      $19,181                   $19,648
                                                                                      $18,631                   $19,452
                                                                                      $18,115                   $19,082
                                                                                      $17,508                   $18,128
                                                                                      $18,012                   $18,944
                                                                                      $18,288                   $19,437
                                                                                      $18,483                   $19,961
                                                                                      $19,056                   $21,039
                                                                                      $18,595                   $21,081
                                                                                      $18,991                   $20,828
Feb-97                                                                                $20,045                   $21,120
                                                                                      $19,153                   $20,148
                                                                                      $18,695                   $19,745
                                                                                      $19,389                   $20,970
                                                                                      $19,550                   $21,431
                                                                                      $19,464                   $21,388
                                                                                      $18,372                   $18,415
                                                                                      $17,554                   $19,041
                                                                                      $13,278                   $15,005
Nov-97                                                                                $11,803                   $14,539
Annualized                                                                                One                      From
Total Return (%)                                                                         Year                    Feb-93
                                                                                       -38.06                     -3.49
The portfolio's objective is to capture premium returns
and diversification benefits by investing in the Pacific Rim Small
Company Series of the DFA Investment Trust Company
which in turn invests in a broad cross-section of small
companies on a market cap-weighted basis. The Pacific Rim Small
Company Series provides access to publicly traded small
companies listed on the major exchanges of Australia, Hong Kong,
Malaysia, New Zealand, and Singapore.
Prior to August 9, 1996, the portfolio invested directly in
Pacific Rim small company stocks.
The portfolio's return in fiscal 1997 reflected the performance of small companies in the Pacific Rim Region.
Past performance is not predictive of future performance.
Pacific Rim Large Company Stocks courtesy of Morgan Stanley
Capital International.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     UNITED KINGDOM SMALL COMPANY PORTFOLIO VS. UNITED KINGDOM
                        LARGE COMPANY STOCKS
                    DECEMBER 1987-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                           UNITED KINGDOM             UNITED KINGDOM
                                                                       SMALL COMPANY PORTFOLIO     LARGE COMPANY STOCKS

                                                                                        $10,000                   $10,000
Dec-87                                                                                  $10,931                   $11,300
                                                                                        $10,852                   $11,136
                                                                                        $10,830                   $11,007
                                                                                        $11,722                   $11,765
                                                                                        $12,015                   $12,172
                                                                                        $12,055                   $11,901
                                                                                        $11,622                   $11,593
                                                                                        $11,840                   $11,641
                                                                                        $11,132                   $10,902
                                                                                        $11,286                   $11,412
                                                                                        $12,113                   $12,188
                                                                                        $12,366                   $12,410
Dec-88                                                                                  $11,663                   $12,106
                                                                                        $12,359                   $13,340
                                                                                        $12,721                   $13,184
                                                                                        $12,670                   $13,214
                                                                                        $12,679                   $13,478
                                                                                        $11,816                   $12,613
                                                                                        $11,625                   $12,614
                                                                                        $12,762                   $14,481
                                                                                        $11,960                   $14,073
                                                                                        $12,164                   $14,122
                                                                                        $10,527                   $12,785
                                                                                        $10,461                   $13,430
Dec-89                                                                                  $10,932                   $14,592
                                                                                        $11,499                   $14,823
                                                                                        $11,218                   $14,396
                                                                                        $10,676                   $14,006
                                                                                        $10,014                   $13,111
                                                                                        $10,796                   $14,920
                                                                                        $11,589                   $15,815
                                                                                        $12,225                   $16,595
                                                                                        $10,996                   $15,531
                                                                                         $9,868                   $14,144
                                                                                        $10,365                   $15,212
                                                                                        $10,229                   $15,805
Dec-90                                                                                  $10,203                   $15,829
                                                                                         $9,912                   $16,233
                                                                                        $10,936                   $17,548
                                                                                        $10,953                   $16,612
                                                                                        $10,920                   $16,729
                                                                                        $10,661                   $16,595
                                                                                         $9,810                   $15,314
                                                                                        $10,268                   $17,059
                                                                                        $10,635                   $17,503
                                                                                        $11,756                   $18,343
                                                                                        $11,648                   $17,857
                                                                                        $11,513                   $17,100
Dec-91                                                                                  $11,710                   $18,548
                                                                                        $11,554                   $18,417
                                                                                        $11,498                   $18,150
                                                                                        $10,920                   $16,953
                                                                                        $12,138                   $19,337
                                                                                        $13,183                   $20,424
                                                                                        $12,654                   $19,803
                                                                                        $11,387                   $18,878
                                                                                        $11,004                   $18,839
                                                                                        $10,397                   $18,643
                                                                                         $9,214                   $17,133
                                                                                         $9,103                   $17,342
Dec-92                                                                                  $10,075                   $18,077
                                                                                        $10,708                   $17,795
                                                                                        $10,513                   $17,444
                                                                                        $11,354                   $18,808
                                                                                        $12,131                   $19,425
                                                                                        $12,282                   $19,577
                                                                                        $12,068                   $19,279
                                                                                        $11,860                   $19,231
                                                                                        $12,834                   $20,600
                                                                                        $12,788                   $20,411
                                                                                        $12,829                   $21,125
                                                                                        $12,418                   $21,043
Dec-93                                                                                  $13,160                   $22,703
                                                                                        $14,945                   $23,940
                                                                                        $14,881                   $22,830
                                                                                        $14,024                   $21,442
                                                                                        $14,529                   $22,117
                                                                                        $14,077                   $21,024
                                                                                        $13,648                   $21,031
                                                                                        $13,982                   $22,250
                                                                                        $14,470                   $23,414
                                                                                        $14,276                   $22,396
                                                                                        $14,546                   $23,704
                                                                                        $13,890                   $22,646
Dec-94                                                                                  $13,771                   $22,601
                                                                                        $13,729                   $22,271
                                                                                        $13,514                   $22,436
                                                                                        $14,077                   $24,018
                                                                                        $14,438                   $24,505
                                                                                        $14,936                   $25,093
                                                                                        $14,894                   $25,116
                                                                                        $15,536                   $26,487
                                                                                        $15,517                   $26,026
                                                                                        $15,829                   $26,903
                                                                                        $15,614                   $27,016
                                                                                        $15,056                   $27,008
Dec-95                                                                                  $15,251                   $27,732
                                                                                        $15,318                   $27,677
                                                                                        $15,860                   $28,106
                                                                                        $16,336                   $28,286
                                                                                        $17,113                   $29,015
                                                                                        $17,743                   $29,532
                                                                                        $17,582                   $29,222
                                                                                        $16,993                   $29,163
                                                                                        $17,575                   $30,706
                                                                                        $17,702                   $31,283
                                                                                        $18,553                   $32,866
                                                                                        $19,082                   $34,490
Dec-96                                                                                  $19,794                   $35,776
                                                                                        $19,549                   $34,649
                                                                                        $20,198                   $35,682
                                                                                        $20,335                   $36,142
                                                                                        $19,995                   $36,428
                                                                                        $19,893                   $37,863
                                                                                        $19,676                   $38,431
                                                                                        $19,027                   $39,788
                                                                                        $19,518                   $39,195
                                                                                        $20,225                   $42,264
                                                                                        $20,939                   $40,970
Nov-97                                                                                  $20,694                   $41,151
Annualized                                                                                  One                      Five        Ten
Total Return (%)                                                                           Year                     Years      Years
                                                                                           8.44                     17.85       7.54
The portfolio's objective is to capture premium returns and
diversification benefits by investing in the U.K. Small Company
Series of the DFA Investment Trust Company which in turn
invests in a broad cross-section of small companies on a market cap-weighted basis. The United Kingdom Small Company Series
provides access to publicly traded small companies in the lower half by market cap of companies traded on the International
Stock Exchange of the United Kingdom.
Prior to August 9, 1996, the portfolio invested directly in
United Kingdom small company stocks.
The portfolio's returns in fiscal 1997 reflected the performance of small companies in the United Kingdom.
Past performance is not predictive of future performance.
United Kingdom Large Company Stocks courtesy of Morgan Stanley
Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     CONTINENTAL SMALL COMPANY PORTFOLIO VS.
         CONTINENTAL LARGE COMPANY STOCKS
             JULY 1988-NOVEMBER 1997
                GROWTH OF $10,000
                                                           CONTINENTAL               CONTINENTAL
                                                     SMALL COMPANY PORTFOLIO     LARGE COMPANY STOCKS

                                                                      $10,000                   $10,000
Jul-88                                                                 $9,841                    $9,978
                                                                       $9,792                    $9,679
                                                                      $10,437                   $10,245
                                                                      $11,399                   $11,289
                                                                      $11,906                   $11,445
                                                                      $12,046                   $11,676
                                                                      $12,256                   $11,570
                                                                      $12,316                   $11,557
                                                                      $12,476                   $11,655
                                                                      $13,285                   $12,090
                                                                      $13,005                   $11,617
                                                                      $13,465                   $12,333
Jul-89                                                                $14,475                   $13,557
                                                                      $14,496                   $13,490
                                                                      $15,755                   $13,909
                                                                      $15,196                   $13,236
                                                                      $16,146                   $13,994
                                                                      $17,429                   $15,559
                                                                      $17,347                   $15,447
                                                                      $17,049                   $15,113
                                                                      $17,832                   $15,684
                                                                      $18,274                   $15,576
                                                                      $18,789                   $16,355
                                                                      $19,437                   $16,733
Jul-90                                                                $20,631                   $17,439
                                                                      $18,285                   $15,290
                                                                      $16,371                   $13,246
                                                                      $17,328                   $14,401
                                                                      $16,711                   $14,174
                                                                      $16,720                   $13,916
                                                                      $16,248                   $14,357
                                                                      $17,363                   $15,682
                                                                      $15,950                   $14,493
                                                                      $15,950                   $14,374
                                                                      $16,013                   $15,020
                                                                      $15,081                   $13,772
Jul-91                                                                $15,413                   $14,323
                                                                      $15,413                   $14,520
                                                                      $15,874                   $14,886
                                                                      $15,371                   $14,627
                                                                      $15,189                   $14,532
                                                                      $16,031                   $15,606
                                                                      $15,766                   $15,710
                                                                      $15,686                   $15,934
                                                                      $15,490                   $15,605
                                                                      $15,420                   $15,857
                                                                      $16,017                   $16,768
                                                                      $16,086                   $16,684
Jul-92                                                                $15,684                   $16,119
                                                                      $15,742                   $16,067
                                                                      $14,833                   $15,826
                                                                      $13,662                   $14,829
                                                                      $13,086                   $14,711
                                                                      $12,851                   $14,872
                                                                      $13,253                   $15,140
                                                                      $13,253                   $15,670
                                                                      $13,962                   $16,281
                                                                      $14,577                   $16,574
                                                                      $14,600                   $16,806
                                                                      $13,832                   $16,521
Jul-93                                                                $13,772                   $16,653
                                                                      $15,274                   $18,301
                                                                      $15,309                   $18,338
                                                                      $15,427                   $19,145
                                                                      $15,083                   $18,456
                                                                      $16,102                   $19,858
                                                                      $17,316                   $20,950
                                                                      $17,545                   $20,385
                                                                      $18,110                   $20,262
                                                                      $18,807                   $21,174
                                                                      $18,531                   $20,391
                                                                      $18,351                   $20,044
Jul-94                                                                $18,808                   $21,086
                                                                      $19,000                   $21,487
                                                                      $18,580                   $20,714
                                                                      $18,591                   $21,459
                                                                      $17,827                   $20,708
                                                                      $17,875                   $20,895
                                                                      $17,753                   $20,832
                                                                      $18,082                   $21,499
                                                                      $18,349                   $22,186
                                                                      $18,715                   $23,118
                                                                      $19,020                   $23,581
                                                                      $19,276                   $23,911
Jul-95                                                                $19,753                   $25,130
                                                                      $18,791                   $23,974
                                                                      $18,802                   $24,717
                                                                      $18,193                   $24,569
                                                                      $17,591                   $24,766
                                                                      $17,879                   $25,632
                                                                      $18,247                   $25,914
                                                                      $19,036                   $26,536
                                                                      $19,338                   $27,094
                                                                      $19,338                   $27,148
                                                                      $19,785                   $27,311
                                                                      $19,955                   $27,830
Jul-96                                                                $19,522                   $27,245
                                                                      $19,600                   $27,763
                                                                      $19,338                   $28,318
                                                                      $19,680                   $28,658
                                                                      $20,048                   $30,034
                                                                      $20,441                   $30,394
                                                                      $20,923                   $31,002
                                                                      $20,965                   $31,157
                                                                      $21,705                   $32,528
                                                                      $21,108                   $32,007
                                                                      $21,961                   $33,352
                                                                      $22,714                   $35,619
Jul-97                                                                $22,657                   $37,294
                                                                      $22,288                   $34,459
                                                                      $23,866                   $37,974
                                                                      $23,184                   $35,924
Nov-97                                                                $22,657                   $36,678
Annualized                                                                One                      Five         From
Total Return (%)                                                         Year                     Years    July 1988
                                                                        13.02                     11.60        09.07
The portfolio's objective is to capture premium
returns and diversification benefits by
investing in the Continental Small Company
Series of the DFA Investment Trust Company
which in turn invests in a broad cross-section
of small companies on a market cap-weighted
basis. The Continental Small Company Series
provides access to publicly traded small
companies listed on the major exchanges of
Belgium, Denmark, France, Germany, Italy, the
Netherlands, Spain, Sweden, and Switzerland.
Prior to August 9, 1996, the portfolio
invested directly in Continental small company
stocks.
The portfolio's returns in fiscal 1997
reflected the performance of small companies in
Continental Europe.
Past performance is not predictive of future
performance.
Continental Large Company Stocks courtesy of
Morgan Stanley Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      INTERNATIONAL SMALL COMPANY PORTFOLIO VS. EAFE INDEX
                   OCTOBER 1996-NOVEMBER 1997
                        GROWTH OF $10,000
                                                                     INTERNATIONAL      EAFE INDEX
                                                                     SMALL COMPANY
                                                                       PORTFOLIO

                                                                             $10,000         $10,000
Oct-96                                                                        $9,910          $9,900
                                                                              $9,960         $10,296
                                                                              $9,637         $10,162
                                                                              $9,416          $9,806
                                                                              $9,526          $9,973
                                                                              $9,346         $10,013
Apr-97                                                                        $9,146         $10,073
                                                                              $9,808         $10,728
                                                                              $9,988         $11,318
                                                                              $9,578         $11,499
                                                                              $9,147         $10,648
                                                                              $8,926         $11,244
                                                                              $8,525         $10,379
Nov-97                                                                        $7,834         $10,275
Annualized                                                                       One            From
Total Return (%)                                                                Year    October-1996
                                                                              -21.34          -18.88
The portfolio invests in four international series of the
DFA Investment Trust Company. The portfolio invests 30% in
the Japanese Small Company Series, 20% in the Pacific Rim
Small Company Series, 35% in the Continental Small Company
Series, and 15% in the United Kingdom Small Company Series.
The portfolio's returns in fiscal 1997 reflected the performance of
its strategy.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital International.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS. EAFE INDEX
                      JULY 1993-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                                 RWB/DFA               EAFE INDEX
                                                                              INTERNATIONAL
                                                                      HIGH BOOK TO MARKET PORTFOLIO

                                                                                             $10,000        $10,000
Jul-93                                                                                       $10,383        $10,350
                                                                                             $10,983        $10,909
                                                                                             $10,777        $10,669
                                                                                             $11,046        $11,000
                                                                                             $10,291        $10,043
                                                                                             $11,111        $10,766
                                                                                             $12,045        $11,681
                                                                                             $11,921        $11,646
                                                                                             $11,599        $11,145
                                                                                             $11,983        $11,624
                                                                                             $12,056        $11,555
                                                                                             $12,191        $11,716
Jul-94                                                                                       $12,430        $11,833
                                                                                             $12,617        $12,117
                                                                                             $12,170        $11,742
                                                                                             $12,679        $12,141
                                                                                             $12,011        $11,558
                                                                                             $12,085        $11,628
                                                                                             $11,602        $11,186
                                                                                             $11,570        $11,152
                                                                                             $12,253        $11,855
                                                                                             $12,632        $12,305
                                                                                             $12,558        $12,158
                                                                                             $12,433        $11,951
Jul-95                                                                                       $13,126        $12,704
                                                                                             $12,675        $12,221
                                                                                             $12,748        $12,466
                                                                                             $12,506        $12,129
                                                                                             $12,845        $12,469
                                                                                             $13,471        $12,980
                                                                                             $13,599        $13,032
                                                                                             $13,684        $13,084
                                                                                             $13,877        $13,359
                                                                                             $14,413        $13,746
                                                                                             $14,273        $13,499
                                                                                             $14,326        $13,580
Jul-96                                                                                       $13,941        $13,186
                                                                                             $13,994        $13,212
                                                                                             $14,240        $13,569
                                                                                             $14,100        $13,433
                                                                                             $14,721        $13,970
                                                                                             $14,534        $13,789
                                                                                             $14,038        $13,306
                                                                                             $14,170        $13,532
                                                                                             $14,214        $13,587
                                                                                             $14,137        $13,668
                                                                                             $15,216        $14,557
                                                                                             $15,866        $15,357
Jul-97                                                                                       $16,086        $15,603
                                                                                             $15,029        $14,448
                                                                                             $15,579        $15,257
                                                                                             $14,765        $14,083
Nov-97                                                                                       $14,137        $13,942
Annualized                                                                                       One           From
Total Return (%)                                                                                Year      July 1993
                                                                                               -3.96           8.15
The portfolio invests in the DFA International Value
Series of the DFA Investment Trust Company which in turn
invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30% of
large publicly traded non-U.S. companies. Country weightings reflect the EAFE Index market capitalization weight, with
Japan limited to 38%.
The portfolio's returns in fiscal 1997 reflected the performance of large, non-U.S. companies with high book-to-market ratios.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       EMERGING MARKETS PORTFOLIO VS. MSCI EMERGING MARKETS FREE
                          EQUAL-WEIGHTED INDEX
                         MAY 1994-NOVEMBER 1997
                           GROWTH OF $10,000
                                                                           EMERGING       MSCI EMERGING MARKETS
                                                                            MARKETS     FREE EQUAL-WEIGHTED INDEX
                                                                           PORTFOLIO

                                                                              $10,000                      $10,000
May-94                                                                        $10,150                      $10,456
                                                                              $10,200                      $10,170
                                                                              $10,939                      $10,928
                                                                              $11,919                      $12,247
                                                                              $12,040                      $12,316
                                                                              $11,680                      $12,126
                                                                              $11,300                      $11,594
                                                                              $10,480                      $10,722
                                                                               $9,509                       $9,530
                                                                               $9,449                       $9,352
                                                                               $9,860                       $9,719
                                                                              $10,340                      $10,340
May-95                                                                        $11,070                      $11,054
                                                                              $11,129                      $11,012
                                                                              $11,569                      $11,368
                                                                              $11,129                      $10,815
                                                                              $10,919                      $10,637
                                                                              $10,539                      $10,226
                                                                              $10,399                      $10,090
                                                                              $10,705                      $10,517
                                                                              $11,850                      $11,591
                                                                              $11,599                      $11,438
                                                                              $11,689                      $11,510
                                                                              $12,021                      $11,845
May-96                                                                        $12,021                      $11,941
                                                                              $12,111                      $12,105
                                                                              $11,076                      $11,107
                                                                              $11,387                      $11,456
                                                                              $11,629                      $11,746
                                                                              $11,367                      $11,436
                                                                              $11,769                      $11,940
                                                                              $11,925                      $12,123
                                                                              $13,130                      $13,532
                                                                              $13,292                      $13,705
                                                                              $12,917                      $13,339
                                                                              $12,421                      $12,812
May-97                                                                        $13,028                      $13,408
                                                                              $13,565                      $13,750
                                                                              $13,575                      $13,777
                                                                              $11,599                      $11,545
                                                                              $12,075                      $12,084
                                                                              $10,282                      $10,151
Nov-97                                                                         $9,735                       $9,601
Annualized                                                                        One                         From
Total Return (%)                                                                 Year                     May 1994
                                                                               -17.29                        -0.75
The portfolio invests in the Emerging Markets Series
of the DFA Investment Trust Company which in turn provides access to non-U.S. large companies in "emerging market" countries
including Argentina, Brazil, Indonesia, Israel, Malaysia, Mexico,
Philippines, Portugal, South Korea, Thailand, and Turkey. The
portfolio invests across all market capitalizations, specifically those deemed to be value stocks.
The portfolio's returns in fiscal 1997 reflected the performance of an equally-weighted emerging markets country portfolio.
Past performance is not predictive of future performance.
MSCI Emerging Markets Free Equal-Weighted Index is created by equal-weighting the MSCI country returns for the 11 countries that
Dimensional is currently invested in. Courtesy of Morgan Stanley Capital
International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        LARGE CAP INTERNATIONAL PORTFOLIO VS. EAFE INDEX
                    AUGUST 1991-NOVEMBER 1997
                        GROWTH OF $10,000
                                                                         LARGE CAP          EAFE INDEX
                                                                       INTERNATIONAL
                                                                         PORTFOLIO

                                                                                  $10,000        $10,000
Aug-91                                                                             $9,865         $9,799
                                                                                  $10,338        $10,354
                                                                                  $10,636        $10,503
                                                                                  $10,288        $10,015
                                                                                  $10,880        $10,535
                                                                                  $10,540        $10,313
                                                                                  $10,073         $9,947
                                                                                   $9,402         $9,293
                                                                                   $9,392         $9,340
                                                                                   $9,966         $9,968
                                                                                   $9,539         $9,499
                                                                                   $9,412         $9,258
Aug-92                                                                            $10,121         $9,843
                                                                                   $9,868         $9,656
                                                                                   $9,295         $9,154
                                                                                   $9,363         $9,245
                                                                                   $9,451         $9,291
                                                                                   $9,362         $9,291
                                                                                   $9,607         $9,579
                                                                                  $10,364        $10,413
                                                                                  $11,090        $11,402
                                                                                  $11,326        $11,641
                                                                                  $11,130        $11,467
                                                                                  $11,494        $11,868
Aug-93                                                                            $12,103        $12,509
                                                                                  $11,819        $12,234
                                                                                  $12,143        $12,613
                                                                                  $11,194        $11,516
                                                                                  $11,894        $12,345
                                                                                  $12,730        $13,394
                                                                                  $12,362        $13,354
                                                                                  $12,004        $12,780
                                                                                  $12,432        $13,329
                                                                                  $12,313        $13,249
                                                                                  $12,503        $13,435
                                                                                  $12,661        $13,569
Aug-94                                                                            $12,970        $13,895
                                                                                  $12,502        $13,464
                                                                                  $13,010        $13,922
                                                                                  $12,398        $13,254
                                                                                  $12,525        $13,333
                                                                                  $12,164        $12,827
                                                                                  $12,079        $12,788
                                                                                  $12,886        $13,594
                                                                                  $13,342        $14,110
                                                                                  $13,183        $13,941
                                                                                  $12,981        $13,704
                                                                                  $13,715        $14,567
Aug-95                                                                            $13,173        $14,014
                                                                                  $13,396        $14,294
                                                                                  $13,204        $13,908
                                                                                  $13,559        $14,297
                                                                                  $14,159        $14,884
                                                                                  $14,126        $14,943
                                                                                  $14,082        $15,003
                                                                                  $14,374        $15,318
                                                                                  $14,762        $15,762
                                                                                  $14,579        $15,479
                                                                                  $14,665        $15,571
                                                                                  $14,244        $15,120
Aug-96                                                                            $14,308        $15,150
                                                                                  $14,729        $15,559
                                                                                  $14,599        $15,404
                                                                                  $15,278        $16,020
                                                                                  $15,057        $15,811
                                                                                  $14,385        $15,258
                                                                                  $14,605        $15,517
                                                                                  $14,804        $15,579
                                                                                  $14,925        $15,673
                                                                                  $15,871        $16,692
                                                                                  $16,971        $17,610
                                                                                  $17,268        $17,891
Aug-97                                                                            $16,080        $16,568
                                                                                  $17,125        $17,495
                                                                                  $15,716        $16,148
Nov-97                                                                            $15,705        $15,987
Annualized                                                                            One           Five           From
Total Return (%)                                                                     Year          Years    August 1991
                                                                                     2.79          10.90           7.39
The portfolio provides access to non-U.S. large companies
in Europe, Australia and the Far East (currently 13 countries).
Investment will be approximately market cap weighted, with
investments made in the largest 50% of companies in each
country. Country weighting is designed to reflect each country's market capitalization relative to the overall index, adjusted to reflect cross-ownership.
The portfolio's returns in fiscal 1997 reflected the performance of
its strategy.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital International.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS. EAFE INDEX
                      JANUARY 1995-NOVEMBER 1997
                          GROWTH OF $10,000
                                                                        DFA INTERNATIONAL     EAFE INDEX
                                                                            SMALL CAP
                                                                         VALUE PORTFOLIO

                                                                                   $10,000         $10,000
Jan-95                                                                              $9,930          $9,620
                                                                                    $9,780          $9,591
                                                                                   $10,100         $10,195
                                                                                   $10,359         $10,583
                                                                                   $10,170         $10,456
                                                                                    $9,980         $10,278
                                                                                   $10,370         $10,926
                                                                                   $10,110         $10,510
                                                                                    $9,960         $10,721
                                                                                    $9,640         $10,431
                                                                                    $9,729         $10,723
                                                                                   $10,116         $11,163
Jan-96                                                                             $10,317         $11,208
                                                                                   $10,428         $11,252
                                                                                   $10,569         $11,489
                                                                                   $11,121         $11,822
                                                                                   $11,181         $11,609
                                                                                   $11,030         $11,679
                                                                                   $10,578         $11,340
                                                                                   $10,527         $11,363
                                                                                   $10,527         $11,669
                                                                                   $10,397         $11,553
                                                                                   $10,507         $12,015
                                                                                   $10,211         $11,859
Jan-97                                                                              $9,959         $11,444
                                                                                   $10,042         $11,638
                                                                                    $9,958         $11,685
                                                                                    $9,727         $11,755
                                                                                   $10,378         $12,519
                                                                                   $10,535         $13,207
                                                                                   $10,127         $13,419
                                                                                    $9,665         $12,426
                                                                                    $9,486         $13,122
                                                                                    $9,108         $12,111
Nov-97                                                                              $8,342         $11,990
Annualized                                                                             One            From
Total Return (%)                                                                      Year    January 1995
                                                                                    -20.60          -06.02
This portfolio invests in companies with market capitalizations no larger than $800 million and book-to-market ratios in the upper 30%
of small publicly traded international companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited
to 38%.
The portfolio's returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
            VS. LEHMAN TREASURY INDEX
           NOVEMBER 1990-NOVEMBER 1997
                GROWTH OF $10,000
                                                       DFA INTERMEDIATE           LEHMAN
                                                          GOVERNMENT          TREASURY INDEX
                                                    FIXED INCOME PORTFOLIO

                                                                    $10,000           $10,000
Nov-90                                                              $10,263           $10,221
                                                                    $10,450           $10,380
                                                                    $10,573           $10,492
                                                                    $10,649           $10,547
                                                                    $10,680           $10,601
                                                                    $10,794           $10,718
                                                                    $10,862           $10,757
                                                                    $10,828           $10,741
                                                                    $10,972           $10,867
                                                                    $11,234           $11,119
                                                                    $11,509           $11,353
                                                                    $11,637           $11,454
Nov-91                                                              $11,796           $11,569
                                                                    $12,214           $11,969
                                                                    $11,970           $11,778
                                                                    $11,985           $11,824
                                                                    $11,901           $11,753
                                                                    $12,036           $11,827
                                                                    $12,244           $12,044
                                                                    $12,486           $12,219
                                                                    $12,862           $12,531
                                                                    $13,035           $12,650
                                                                    $13,256           $12,834
                                                                    $13,018           $12,646
Nov-92                                                              $12,941           $12,620
                                                                    $13,143           $12,835
                                                                    $13,459           $13,111
                                                                    $13,784           $13,374
                                                                    $13,869           $13,419
                                                                    $13,982           $13,523
                                                                    $13,973           $13,508
                                                                    $14,293           $13,811
                                                                    $14,335           $13,892
                                                                    $14,653           $14,202
                                                                    $14,773           $14,258
                                                                    $14,802           $14,310
Nov-93                                                              $14,603           $14,153
                                                                    $14,671           $14,208
                                                                    $14,875           $14,404
                                                                    $14,536           $14,095
                                                                    $14,183           $13,779
                                                                    $14,006           $13,671
                                                                    $13,989           $13,655
                                                                    $13,944           $13,625
                                                                    $14,185           $13,873
                                                                    $14,232           $13,876
                                                                    $14,004           $13,681
                                                                    $13,986           $13,673
Nov-94                                                              $13,915           $13,646
                                                                    $13,976           $13,729
                                                                    $14,232           $13,983
                                                                    $14,607           $14,281
                                                                    $14,683           $14,371
                                                                    $14,912           $14,559
                                                                    $15,564           $15,147
                                                                    $15,692           $15,267
                                                                    $15,613           $15,211
                                                                    $15,794           $15,387
                                                                    $15,929           $15,535
                                                                    $16,152           $15,775
Nov-95                                                              $16,428           $16,020
                                                                    $16,643           $16,249
                                                                    $16,776           $16,351
                                                                    $16,466           $16,016
                                                                    $16,270           $15,877
                                                                    $16,120           $15,775
                                                                    $16,061           $15,750
                                                                    $16,277           $15,950
                                                                    $16,308           $15,988
                                                                    $16,263           $15,955
                                                                    $16,555           $16,216
                                                                    $16,940           $16,573
Nov-96                                                              $17,246           $16,860
                                                                    $17,037           $16,686
                                                                    $17,068           $16,703
                                                                    $17,083           $16,723
                                                                    $16,873           $16,542
                                                                    $17,111           $16,781
                                                                    $17,270           $16,925
                                                                    $17,457           $17,114
                                                                    $17,988           $17,606
                                                                    $17,763           $17,428
                                                                    $18,052           $17,693
                                                                    $18,379           $18,001
Nov-97                                                              $18,412           $18,094
Annualized                                                              One              Five              From
Total Return (%)                                                       Year             Years     November 1990
                                                                       6.76              7.31              9.00
The portfolio employs a buy and hold strategy
investing in securities with a maturity
generally between five and fifteen years and
ordinarily maintaining an average weighted
maturity of seven to ten years. The investment
universe includes obligations of the U.S.
Government, U.S. Government Agencies and
AAA-rated dollar denominated obligations of
foreign securities and supranationals.
Performance is expected to match or exceed the
returns of the Lehman Brothers Treasury Index
without exceeding the volatility of that index.
This portfolio's returns in fiscal 1997
reflected the performance of its strategy.
Past performance is not predictive of future
performance.
Lehman Treasury Index courtesy of Lehman
Brothers.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       DFA ONE-YEAR FIXED INCOME PORTFOLIO VS. ONE MONTH CD'S
                    DECEMBER 1987-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                           DFA ONE-YEAR         ONE MONTH CD'S
                                                                      FIXED INCOME PORTFOLIO

                                                                                      $10,000            $10,000
Dec-87                                                                                $10,081            $10,054
                                                                                      $10,192            $10,105
                                                                                      $10,273            $10,159
                                                                                      $10,321            $10,214
                                                                                      $10,355            $10,266
                                                                                      $10,384            $10,324
                                                                                      $10,464            $10,384
                                                                                      $10,502            $10,443
                                                                                      $10,552            $10,514
                                                                                      $10,644            $10,582
                                                                                      $10,727            $10,652
                                                                                      $10,761            $10,720
Dec-88                                                                                $10,827            $10,792
                                                                                      $10,914            $10,874
                                                                                      $10,958            $10,945
                                                                                      $11,039            $11,034
                                                                                      $11,146            $11,113
                                                                                      $11,264            $11,208
                                                                                      $11,361            $11,293
                                                                                      $11,457            $11,379
                                                                                      $11,534            $11,462
                                                                                      $11,612            $11,539
                                                                                      $11,705            $11,631
                                                                                      $11,787            $11,709
Dec-89                                                                                $11,866            $11,782
                                                                                      $11,953            $11,866
                                                                                      $12,026            $11,938
                                                                                      $12,103            $12,014
                                                                                      $12,178            $12,094
                                                                                      $12,283            $12,176
                                                                                      $12,376            $12,252
                                                                                      $12,490            $12,336
                                                                                      $12,565            $12,417
                                                                                      $12,641            $12,491
                                                                                      $12,742            $12,580
                                                                                      $12,833            $12,661
Dec-90                                                                                $12,944            $12,743
                                                                                      $13,033            $12,824
                                                                                      $13,114            $12,894
                                                                                      $13,195            $12,960
                                                                                      $13,289            $13,031
                                                                                      $13,371            $13,093
                                                                                      $13,422            $13,151
                                                                                      $13,517            $13,219
                                                                                      $13,627            $13,280
                                                                                      $13,741            $13,341
                                                                                      $13,825            $13,400
                                                                                      $13,938            $13,452
Dec-91                                                                                $14,074            $13,503
                                                                                      $14,120            $13,553
                                                                                      $14,167            $13,591
                                                                                      $14,196            $13,635
                                                                                      $14,290            $13,677
                                                                                      $14,363            $13,714
                                                                                      $14,458            $13,755
                                                                                      $14,566            $13,795
                                                                                      $14,636            $13,829
                                                                                      $14,731            $13,863
                                                                                      $14,740            $13,893
                                                                                      $14,724            $13,925
Dec-92                                                                                $14,803            $13,963
                                                                                      $14,897            $13,995
                                                                                      $14,958            $14,024
                                                                                      $15,028            $14,058
                                                                                      $15,100            $14,089
                                                                                      $15,111            $14,117
                                                                                      $15,174            $14,148
                                                                                      $15,220            $14,179
                                                                                      $15,291            $14,212
                                                                                      $15,348            $14,242
                                                                                      $15,377            $14,270
                                                                                      $15,405            $14,303
Dec-93                                                                                $15,456            $14,334
                                                                                      $15,533            $14,366
                                                                                      $15,502            $14,395
                                                                                      $15,496            $14,429
                                                                                      $15,486            $14,464
                                                                                      $15,519            $14,507
                                                                                      $15,570            $14,552
                                                                                      $15,662            $14,597
                                                                                      $15,721            $14,647
                                                                                      $15,748            $14,695
                                                                                      $15,800            $14,750
                                                                                      $15,789            $14,803
Dec-94                                                                                $15,836            $14,863
                                                                                      $15,985            $14,930
                                                                                      $16,137            $14,991
                                                                                      $16,236            $15,060
                                                                                      $16,341            $15,122
                                                                                      $16,514            $15,195
                                                                                      $16,607            $15,262
                                                                                      $16,693            $15,330
                                                                                      $16,777            $15,398
                                                                                      $16,850            $15,461
                                                                                      $16,940            $15,532
                                                                                      $17,019            $15,599
Dec-95                                                                                $17,099            $15,663
                                                                                      $17,173            $15,735
                                                                                      $17,240            $15,796
                                                                                      $17,316            $15,856
                                                                                      $17,375            $15,921
                                                                                      $17,432            $15,983
                                                                                      $17,524            $16,041
                                                                                      $17,605            $16,111
                                                                                      $17,689            $16,176
                                                                                      $17,794            $16,241
                                                                                      $17,922            $16,307
                                                                                      $18,026            $16,369
Dec-96                                                                                $18,087            $16,438
                                                                                      $18,176            $16,507
                                                                                      $18,250            $16,570
                                                                                      $18,281            $16,641
                                                                                      $18,402            $16,714
                                                                                      $18,490            $16,788
                                                                                      $18,599            $16,863
                                                                                      $18,726            $16,939
                                                                                      $18,780            $17,010
                                                                                      $18,891            $17,088
                                                                                      $19,001            $17,165
Nov-97                                                                                $19,058            $17,236
Annualized                                                                                One               Five        Ten
Total Return (%)                                                                         Year              Years      Years
                                                                                         5.72               5.30       6.66
The portfolio maximizes expected returns by investing in the DFA
One-Year Fixed Income Series of the DFA Investment Trust Company
which uses a strategy of shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and
identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality level are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented.
The portfolio's returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
                  LEHMAN INTERMEDIATE GOVERNMENT INDEX
                      DECEMBER 1987-NOVEMBER 1997
                           GROWTH OF $10, 000
                                                                           DFA FIVE-YEAR         LEHMAN
                                                                            GOVERNMENT        INTERMEDIATE
                                                                             PORTFOLIO      GOVERNMENT INDEX

                                                                                  $10,000              $10,000
Dec-87                                                                            $10,118              $10,105
                                                                                  $10,426              $10,364
                                                                                  $10,534              $10,479
                                                                                  $10,459              $10,439
                                                                                  $10,431              $10,421
                                                                                  $10,384              $10,375
                                                                                  $10,533              $10,540
                                                                                  $10,502              $10,518
                                                                                  $10,497              $10,534
                                                                                  $10,671              $10,717
                                                                                  $10,829              $10,863
                                                                                  $10,713              $10,771
Dec-88                                                                            $10,757              $10,780
                                                                                  $10,851              $10,894
                                                                                  $10,893              $10,848
                                                                                  $10,961              $10,893
                                                                                  $11,071              $11,111
                                                                                  $11,182              $11,331
                                                                                  $11,318              $11,617
                                                                                  $11,424              $11,855
                                                                                  $11,454              $11,702
                                                                                  $11,508              $11,757
                                                                                  $11,631              $12,006
                                                                                  $11,713              $12,120
Dec-89                                                                            $11,777              $12,154
                                                                                  $11,844              $12,076
                                                                                  $11,911              $12,121
                                                                                  $11,955              $12,137
                                                                                  $11,987              $12,094
                                                                                  $12,157              $12,360
                                                                                  $12,262              $12,526
                                                                                  $12,397              $12,700
                                                                                  $12,337              $12,648
                                                                                  $12,449              $12,746
                                                                                  $12,650              $12,893
                                                                                  $12,851              $13,089
Dec-90                                                                            $13,051              $13,269
                                                                                  $13,178              $13,404
                                                                                  $13,245              $13,511
                                                                                  $13,293              $13,603
                                                                                  $13,446              $13,751
                                                                                  $13,514              $13,835
                                                                                  $13,485              $13,845
                                                                                  $13,669              $14,000
                                                                                  $13,945              $14,267
                                                                                  $14,217              $14,513
                                                                                  $14,392              $14,678
                                                                                  $14,578              $14,847
Dec-91                                                                            $14,960              $15,209
                                                                                  $14,780              $15,071
                                                                                  $14,813              $15,130
                                                                                  $14,724              $15,071
                                                                                  $14,892              $15,203
                                                                                  $15,124              $15,439
                                                                                  $15,404              $15,667
                                                                                  $15,751              $15,979
                                                                                  $15,951              $16,139
                                                                                  $16,214              $16,359
                                                                                  $15,940              $16,146
                                                                                  $15,830              $16,085
Dec-92                                                                            $16,051              $16,300
                                                                                  $16,364              $16,616
                                                                                  $16,616              $16,879
                                                                                  $16,686              $16,946
                                                                                  $16,831              $17,082
                                                                                  $16,757              $17,044
                                                                                  $17,022              $17,312
                                                                                  $17,027              $17,353
                                                                                  $17,351              $17,629
                                                                                  $17,417              $17,702
                                                                                  $17,457              $17,749
                                                                                  $17,329              $17,650
Dec-93                                                                            $17,385              $17,731
                                                                                  $17,595              $17,928
                                                                                  $17,278              $17,663
                                                                                  $16,976              $17,371
                                                                                  $16,805              $17,253
                                                                                  $16,830              $17,265
                                                                                  $16,820              $17,227
                                                                                  $17,047              $17,475
                                                                                  $17,096              $17,529
                                                                                  $16,922              $17,368
                                                                                  $16,918              $17,366
                                                                                  $16,788              $17,288
Dec-94                                                                            $16,837              $17,349
                                                                                  $17,029              $17,640
                                                                                  $17,209              $18,005
                                                                                  $17,295              $18,108
                                                                                  $17,422              $18,333
                                                                                  $17,746              $18,886
                                                                                  $17,847              $19,013
                                                                                  $17,918              $19,015
                                                                                  $18,051              $19,188
                                                                                  $18,139              $19,326
                                                                                  $18,266              $19,540
                                                                                  $18,357              $19,796
Dec-95                                                                            $18,446              $20,004
                                                                                  $18,534              $20,176
                                                                                  $18,608              $19,940
                                                                                  $18,664              $19,839
                                                                                  $18,701              $19,769
                                                                                  $18,756              $19,753
                                                                                  $18,924              $19,963
                                                                                  $18,981              $20,023
                                                                                  $19,019              $20,039
                                                                                  $19,247              $20,317
                                                                                  $19,532              $20,677
                                                                                  $19,741              $20,950
Dec-96                                                                            $19,664              $20,816
                                                                                  $19,743              $20,897
                                                                                  $19,763              $20,936
                                                                                  $19,703              $20,792
                                                                                  $19,881              $21,037
                                                                                  $20,018              $21,212
                                                                                  $20,164              $21,405
                                                                                  $20,424              $21,840
                                                                                  $20,424              $21,730
                                                                                  $20,585              $21,982
                                                                                  $20,746              $22,226
Nov-97                                                                            $20,806              $22,275
Annualized                                                                            One                 Five        Ten
Total Return (%)                                                                     Year                Years      Years
                                                                                     5.39                 5.62       7.60
The portfolio maximizes expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities with a maximum maturity of five years.
This portfolio's returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.
Lehman Intermediate Government Index courtesy of Lehman Brothers.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
    MERRILL LYNCH GOVERNMENTS, U.S. TREASURY, SHORT TERM (1-2.99 YEARS)
                         MARCH 1996-NOVEMBER 1997
                             GROWTH OF $10,000
                                                                                                       MERRILL LYNCH GOVERNMENTS,
                                                                               DFA TWO-YEAR GLOBAL     U.S. TREASURY, SHORT TERM
                                                                             FIXED INCOME PORTFOLIO          (1-2.99 YEARS)

                                                                                             $10,000                       $10,000
Mar-96                                                                                       $10,046                        $9,991
                                                                                             $10,096                        $9,999
                                                                                             $10,147                       $10,020
                                                                                             $10,184                       $10,092
                                                                                             $10,256                       $10,131
                                                                                             $10,357                       $10,166
Sep-96                                                                                       $10,429                       $10,258
                                                                                             $10,520                       $10,374
                                                                                             $10,592                       $10,454
                                                                                             $10,635                       $10,454
                                                                                             $10,709                       $10,503
                                                                                             $10,750                       $10,528
Mar-97                                                                                       $10,747                       $10,523
                                                                                             $10,811                       $10,610
                                                                                             $10,884                       $10,682
                                                                                             $10,962                       $10,755
                                                                                             $11,016                       $10,874
                                                                                             $11,059                       $10,884
Sep-97                                                                                       $11,128                       $10,966
                                                                                             $11,171                       $11,047
Nov-97                                                                                       $11,204                       $11,074
Annualized Total Return (%)                                                                 One Year               From March 1996
                                                                                                5.77                          6.71
The portfolio invests in the DFA Two-Year Global Fixed Income Series of the DFA Investment Trust Company, which in turn seeks to maximize expected returns by shifting maturities based on changes in the yield curve.
Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S.
government securities, high-quality corporate securities and currency hedged global bonds with a maximum maturity of two years.
The portfolio's returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.
Merrill Lynch Governments, U.S. Treasury, Short-Term
(1-2.99 Years) courtesy of Merrill Lynch.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      DFA GLOBAL FIXED INCOME PORTFOLIO VS.
       SALOMON WORLD GOVERNMENT BOND INDEX
           DECEMBER 1990-NOVEMBER 1997
                GROWTH OF $10,000
                                                     DFA GLOBAL FIXED    SALOMON WORLD FIXED
                                                     INCOME PORTFOLIO        INCOME INDEX

                                                               $10,000                 $10,000
Dec-90                                                         $10,060                 $10,126
                                                               $10,126                 $10,277
                                                               $10,185                 $10,375
                                                               $10,214                 $10,405
                                                               $10,320                 $10,491
                                                               $10,427                 $10,540
                                                               $10,425                 $10,508
                                                               $10,529                 $10,621
                                                               $10,706                 $10,807
                                                               $10,871                 $11,012
                                                               $10,994                 $11,095
                                                               $11,100                 $11,170
Dec-91                                                         $11,396                 $11,461
                                                               $11,252                 $11,422
                                                               $11,278                 $11,464
                                                               $11,208                 $11,396
                                                               $11,309                 $11,432
                                                               $11,481                 $11,592
                                                               $11,675                 $11,700
                                                               $11,924                 $11,882
                                                               $12,066                 $11,960
                                                               $12,254                 $12,143
                                                               $12,068                 $12,192
                                                               $11,988                 $12,185
Dec-92                                                         $12,135                 $12,340
                                                               $12,350                 $12,533
                                                               $12,537                 $12,769
                                                               $12,568                 $12,762
                                                               $12,573                 $12,806
                                                               $12,565                 $12,833
                                                               $12,807                 $13,092
                                                               $12,916                 $13,210
                                                               $13,156                 $13,483
                                                               $13,187                 $13,561
                                                               $13,323                 $13,681
                                                               $13,358                 $13,690
Dec-93                                                         $13,538                 $13,871
                                                               $13,628                 $13,881
                                                               $13,314                 $13,602
                                                               $12,981                 $13,429
                                                               $12,897                 $13,344
                                                               $12,796                 $13,275
                                                               $12,684                 $13,174
                                                               $12,778                 $13,315
                                                               $12,876                 $13,238
                                                               $12,813                 $13,194
                                                               $12,837                 $13,218
                                                               $12,969                 $13,317
Dec-94                                                         $12,953                 $13,353
                                                               $13,057                 $13,537
                                                               $13,249                 $13,749
                                                               $13,513                 $13,973
                                                               $13,697                 $14,181
                                                               $14,032                 $14,676
                                                               $14,059                 $14,698
                                                               $14,181                 $14,798
                                                               $14,282                 $14,922
                                                               $14,483                 $15,128
                                                               $14,631                 $15,312
                                                               $14,947                 $15,603
Dec-95                                                         $15,032                 $15,764
                                                               $15,157                 $15,914
                                                               $14,998                 $15,688
                                                               $15,109                 $15,741
                                                               $15,197                 $15,803
                                                               $15,344                 $15,882
                                                               $15,401                 $16,034
                                                               $15,535                 $16,117
                                                               $15,773                 $16,258
                                                               $16,055                 $16,567
                                                               $16,355                 $16,871
                                                               $16,610                 $17,175
Dec-96                                                         $16,652                 $17,136
                                                               $16,795                 $17,285
                                                               $16,955                 $17,361
                                                               $16,839                 $17,260
                                                               $16,969                 $17,450
                                                               $17,098                 $17,556
                                                               $17,361                 $17,818
                                                               $17,573                 $18,171
                                                               $17,606                 $18,131
                                                               $17,770                 $18,424
                                                               $17,836                 $18,618
Nov-97                                                         $17,918                 $18,735
                                                                                                    From December
Annualized Total Return (%)                                   One Year              Five Years               1990
                                                                  7.87                    8.37               8.69
The portfolio invests in U.S. and
international government bonds, debt
guaranteed by foreign governments, high
quality corporate debt, bank obligations, and
debt of supranational issuers with maturities
of 5 years or less. Eligible countries
include the United States, Canada, United
Kingdom, Germany, Japan, France, Australia, and
the Netherlands. The portfolio is diversified
across countries. Using current prices, the
strategy creates a matrix of expected horizon
returns from different buy and sell
strategies and identifies the maturity range
with the highest expected returns. Maturities
are shifted only if sufficient premiums warrant
it. Country weighting is increased or reduced
based on expected returns. The portfolio may be
concentrated in the U.S. if international
curves are inverted.
The portfolio's returns in fiscal 1997
reflected the performance of its strategy.
Past performance is not predictive of future
performance.
Salomon World Fixed Income Index courtesy of
Salomon Brothers.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                             SHARES            VALUE+
                                                         ----------   ---------------
COMMON STOCKS -- (97.5%)
  *3-D Geophysical, Inc................................     20,800    $       137,150
  *3-D Systems Corp....................................     83,700            700,988
  *3D0 Co..............................................    120,100            365,930
  *4 Health, Inc.......................................      6,700             43,131
  *4Front Software International, Inc..................     26,400            229,350
  *7Th Level, Inc......................................     11,200             22,750
  *AAON, Inc...........................................     39,490            296,175
  ABC Bancorp..........................................     26,825            450,995
  *ABC Rail Products Corp..............................     67,000          1,352,563
  *ABT Building Products Corp..........................      3,000             54,000
  *ACT Manufacturing, Inc..............................      8,800            125,125
  *ACT Networks, Inc...................................     44,000            360,250
  *AEP Industries, Inc.................................     31,850          1,029,153
  *AER Energy Resources, Inc...........................    120,200            219,741
  *AFC Cable Systems, Inc..............................     46,625          1,255,961
  *AG Associates, Inc..................................     13,200             79,200
  *AG Services America, Inc............................     23,650            427,178
  *#AMBI, Inc..........................................    124,200            306,619
  *AML Communications, Inc.............................     26,600            162,094
  *AMX Corp............................................     34,300            222,950
  *APS Holding Corp. Class A...........................     75,900            292,927
  *ARI Network Services, Inc...........................     23,875             76,102
  *ARV Assisted Living, Inc............................     66,000          1,010,625
  *ASV, Inc............................................     11,200            296,100
  *#ATC Communications Group, Inc......................      9,100             21,044
  *ATC Group Services, Inc.............................     65,800            740,250
  *ATMI, Inc...........................................     33,300          1,088,494
  *ATS Medical, Inc....................................    154,900            900,356
  Aaron Rents, Inc. Class A............................     41,500            658,813
  Aaron Rents, Inc. Class B............................    139,800          2,315,438
  *#Aasche Transportation
    Services, Inc......................................     19,300             59,709
  *Aavid Thermal Technologies, Inc.....................     22,400            653,800
  *Abaxis, Inc.........................................     74,800            194,013
  Abington Bancorp, Inc................................     18,400            669,300
  *Abiomed, Inc........................................     35,500            600,172
  *Able Telcom Holding Corp............................     45,500            378,219
  Abrams Industries, Inc...............................     12,900             99,975
  *Abraxas Petroleum Corp..............................     50,000            818,750
  *Acacia Research Corp................................      2,400             19,500
  *Accell International Corp...........................     97,293            367,889
  *#Access Beyond, Inc.................................     89,033            481,335
  *Acclaim Entertainment, Inc..........................     42,100            171,689
  *Accumed International, Inc..........................     19,000             37,109
  *Ace Cash Express, Inc...............................     35,150            637,094
  Aceto Corp...........................................     20,681            411,035
  *Acme Electric Corp..................................     28,784            181,699
  *Acme Metals, Inc....................................    108,500          1,349,469
  *Acme United Corp....................................     28,707            166,859
  *Active Apparel Group, Inc...........................      5,600             12,775
  *Active Voice Corp...................................      4,500             62,438
  *#Activision, Inc....................................    106,600          1,705,600
  *#Actrade International, Ltd.........................     33,200            952,425
  *Adage, Inc..........................................     50,941            316,795
  *Adam Software, Inc..................................      2,000              5,594
  Adams Resources & Energy, Inc........................     74,150          1,102,981

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Adelphia Communications Corp. Class A...............     43,500    $       628,031
  *Adept Technology, Inc...............................     79,000            930,719
  *Adflex Solutions, Inc...............................     41,900            807,884
  *Advanced Digital Information Corp...................     48,000            885,000
  *Advanced Magnetics, Inc.............................     57,550            535,934
  *Advanced Marketing Services, Inc....................     36,900            477,394
  *Advanced Photonix, Inc. Class A.....................     90,950            125,056
  *Advanced Polymer Systems, Inc.......................    144,000          1,053,000
  *Advanced Promotion Technologies, Inc................    159,451              2,551
  Advantage Bancorp, Inc...............................     11,225            705,772
  *Advent Software, Inc................................     24,000            577,500
  Advest Group, Inc....................................     42,800            973,700
  *Advocat, Inc........................................     50,700            430,950
  *Aeroflex, Inc.......................................    102,152            874,677
  *Aerosonic Corp. DE..................................     17,100            181,688
  *Aerovox, Inc........................................     41,800            227,288
  *Aetrium, Inc........................................     39,500            733,219
  Affiliated Community Bancorp.........................     13,000            371,313
  *Affinity Technology Group, Inc......................    140,300            403,363
  *Ag-Chem Equipment Co., Inc..........................     48,600            807,975
  *Agri-Nutrition Group, Ltd...........................     16,800             24,150
  *Air & Water Technologies Corp. Class A..............    272,000            340,000
  *Air Methods Corp....................................     39,700            145,153
  *Airtran Holdings, Inc...............................     60,700            310,139
  *Akorn, Inc..........................................     32,100            125,892
  Alabama National Bancorporation......................     11,400            284,288
  Alamo Group, Inc.....................................     42,500            871,250
  *Alaris Medical, Inc.................................     84,600            452,081
  *Alarmguard Holdings, Inc............................     40,106            431,140
  *Alba-Waldensian, Inc................................     21,000            115,500
  *Alcide Corp.........................................     11,100            659,063
  *Aldila, Inc.........................................     77,500            356,016
  *Alfin, Inc..........................................        217                115
  Alico, Inc...........................................     55,700          1,364,650
  *Align-Rite International, Inc.......................     17,700            298,688
  *Alkermes, Inc.......................................      7,900            156,519
  *All American Semiconductor, Inc.....................     38,400             70,200
  *Allcity Insurance Co................................        200              1,550
  Allen Organ Co. Class B..............................      4,200            179,025
  Alliance Bancorp.....................................     40,456          1,061,970
  Alliance Bancorp of New England, Inc.................        266              4,672
  *Alliance Entertainment Corp.........................    113,000              9,040
  *Alliance Gaming Corp................................    274,189          1,126,745
  *Allied Capital Advisers, Inc........................     58,500            352,828
  Allied Capital Lending Corp..........................     25,100            518,472
  *Allied Digital Technologies Corp....................      3,200              8,400
  *Allied Healthcare Products, Inc.....................     54,600            431,681
  *Allied Holdings, Inc................................     66,435          1,307,939
  Allied Life Financial Corp...........................     20,000            422,500
  Allied Products Corp.................................     79,141          1,909,277
  *Allied Research Corp................................     41,040            507,870
  *Allou Health & Beauty Care, Inc. Class A............     29,200            229,950

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Allstate Financial Corp.............................     11,500    $        70,438
  *Alltrista Corp......................................     38,874          1,122,487
  *Aloette Cosmetics, Inc..............................      7,200             21,375
  *Alpha Beta Technology, Inc..........................    108,000            320,625
  *Alpha Industries, Inc...............................     89,700          1,670,663
  *Alpha Microsystems, Inc.............................     48,600             57,713
  *Alpha Technologies Group, Inc.......................    107,200            395,300
  *Alpine Group, Inc...................................    159,544          3,121,080
  *Alpine Lace Brands, Inc.............................     28,500            258,281
  *Alrenco, Inc........................................     15,100            244,431
  *Alta Gold Co........................................    127,043            202,475
  *Alteon, Inc.........................................    117,000            676,406
  *Alternative Living Services.........................     22,850            608,381
  *Altris Software, Inc................................     52,750            209,352
  *Altron, Inc.........................................     93,000          1,482,188
  *Amati Communications Corp...........................    214,500          4,256,484
  Amcast Industrial Corp...............................     34,600            856,350
  *Amedisys, Inc.......................................     12,700             73,819
  *America Services Group, Inc.........................     29,000            503,875
  American Bancorporation Ohio.........................        400              8,850
  American Bank of Connecticut.........................      6,100            287,081
  *American Banknote Corp..............................    100,400            539,650
  American Biltrite, Inc...............................     57,850          1,352,244
  *American Biogenetic Sciences, Inc. Class A..........    130,700            269,569
  *American Buildings Co...............................     50,000          1,362,500
  *American Claims Evaluation, Inc.....................      3,100              6,588
  *American Classic Voyages Co.........................    100,200          1,728,450
  *American Coin Merchandising, Inc....................      5,800             99,325
  *American Communications Services, Inc...............      9,000            119,813
  *American Eagle Group, Inc...........................     54,500              2,507
  *American Eagle Outfitters, Inc......................     38,600          1,305,163
  *American Ecology Corp...............................     62,800             92,238
  *American Educational Products, Inc..................      2,760             19,061
  *American Healthcorp, Inc............................     68,700            884,513
  *American Homestar Corp..............................    130,218          1,863,745
  American Indemnity Financial Corp....................     16,700            211,881
  *American International Petroleum Corp...............     40,400            222,200
  *American Locker Group, Inc..........................      8,800            204,600
  *American Media, Inc. Class A........................     29,600            229,400
  *American Medical Electronics, Inc. (Escrow-Bonus)...    102,100                  0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................    102,100                  0
  *American Mobile Satellite Corp......................     17,800            140,175
  *American Oilfield Divers, Inc.......................     56,900            748,591
  *American Pacific Corp...............................     73,500            542,063
  *American Paging, Inc................................    112,200            224,400
  *American Physicians Services Group, Inc.............     46,800            339,300
  American Precision Industries, Inc...................    160,375          3,508,203
  *American Safety Razor Co............................     48,400            910,525
  *American Science & Engineering, Inc.................     75,000            853,125
  *American Shared Hospital Services...................     14,800             21,275
  *American Software, Inc. Class A.....................    140,800          1,311,200
  *American Superconductor Corp........................     54,500            572,250
  *American Technical Ceramics Corp....................     17,200            276,275
  *American Telecasting, Inc...........................     22,000             30,938
  *American United Global, Inc.........................     46,900             95,998
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *#American Waste Services, Inc. Class A..............    123,800    $       185,700
  American Woodmark Corp...............................     44,329            969,697
  Americana Bancorp, Inc...............................     18,199            359,449
  *Amerihost Properties, Inc...........................     63,600            419,363
  *AmeriLink Corp......................................     16,800            423,150
  *Ameristar Casinos, Inc..............................    126,350            665,312
  *Ameriwood Industries International Corp.............     52,900            333,931
  Ameron, Inc..........................................     15,500            999,750
  *Ames Department Stores, Inc.........................     93,000          1,569,375
  *Amistar Corp........................................     28,300            102,588
  Ampco-Pittsburgh Corp................................     72,100          1,369,900
  *Ampex Corp. Class A.................................     90,700            235,253
  Amplicon, Inc........................................     58,000            960,625
  *Amrep Corp..........................................     63,610            349,855
  *Amtech Corp.........................................     84,800            394,850
  *Amtran, Inc.........................................     88,200            711,113
  Amvestors Financial Corp.............................     88,268          1,936,379
  Amwest Insurance Group, Inc..........................     46,850            652,972
  *Amylin Pharmaceuticals, Inc.........................     10,500             71,203
  *Analogy, Inc........................................     20,600            113,300
  Analysis & Technology, Inc...........................     26,800            633,150
  *Analytical Surveys, Inc.............................     19,900            514,913
  *#Anaren Microwave, Inc..............................     41,700            839,213
  Anchor Bancorp Wisconsin, Inc........................     20,200            632,513
  *Andersen Group, Inc.................................     15,000            112,500
  Andover Bancorp, Inc. DE.............................     25,780            965,944
  *Andrea Electronics Corp.............................     34,900            706,725
  *Anergen, Inc........................................    138,300            363,038
  *Anesta Corp.........................................     86,700          1,384,491
  *Angeion Corp........................................    109,600            359,625
  Angelica Corp........................................     85,700          1,842,550
  *Anicom, Inc.........................................     60,500          1,054,969
  *Ansaldo Signal N.V..................................     56,000            253,750
  *Apertus Technologies, Inc...........................    126,300            217,078
  *Aphton Corp.........................................     52,600            601,613
  *Apogee, Inc.........................................     39,900             97,256
  *Appliance Recycling Centers of America, Inc.........      3,500             10,281
  *Applied Digital Access, Inc.........................     83,900            608,275
  *Applied Extrusion Technologies, Inc.................     70,000            553,438
  *Applied Innovation, Inc.............................     89,600            641,200
  *Applied Microsystems Corp...........................     32,200            313,950
  *Applied Science & Technology, Inc...................     22,300            469,694
  *Applied Signal Technologies, Inc....................     75,000          1,129,688
  *Applied Voice Technology, Inc.......................     28,300            787,094
  *Applix, Inc.........................................     36,300            200,217
  *#Aquagenix, Inc.....................................     22,300            165,159
  Aquarion Co..........................................     27,400            832,275
  *Aquila Biopharmaceuticals, Inc......................         44                206
  *Arabian Shield Development Co.......................     66,200            161,363
  *Arch Communications Group, Inc......................    135,800            929,381
  *Arch Petroleum, Inc.................................     85,826            240,045
  *Argosy Gaming Corp..................................    199,300            809,656
  *Ariad Pharmaceuticals, Inc..........................    168,500            821,438
  *Ariel Corp..........................................     89,400            645,356
  *#Ark Restaurants Corp...............................     17,200            196,725
  *Arkansas Best Corp..................................    151,500          1,675,969
  *Aronex Pharmaceuticals, Inc.........................    133,550            671,923
  *Arrhythmia Research Technology, Inc.................     11,375             23,461

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *#Arris Pharmaceutical Corp..........................    105,000    $     1,004,063
  *Arrow Automotive Industries, Inc....................     31,300            101,725
  Arrow Financial Corp.................................     26,159            858,365
  *Arthrocare Corp.....................................     32,500            375,781
  *Artisoft, Inc.......................................     54,400            117,300
  *Artistic Greetings, Inc.............................     29,200            138,700
  *Artra Group, Inc....................................     65,200            191,525
  *Arts Way Manufacturing Co., Inc.....................        100              1,038
  *Asahi/Amer, Inc.....................................      3,300             21,863
  *Asante Technologies, Inc............................     45,000            219,375
  *Aseco Corp..........................................     20,100            201,000
  *Ashworth, Inc.......................................    102,200          1,101,844
  *#Assisted Living Concepts, Inc......................     78,800          1,349,450
  *Astea International, Inc............................     15,700             35,816
  *Astec Industries, Inc...............................     98,100          1,581,863
  Astro-Med, Inc.......................................     58,175            479,944
  *Astronics Corp......................................     22,850            214,219
  *Asyst Technologies, Inc.............................     35,800          1,103,088
  Atalanta Sosnoff Capital Corp........................     20,900            246,881
  *Atchison Casting Corp...............................     46,900            809,025
  *Athey Products Corp.................................     31,085            133,083
  *Atkinson (Guy F.) of California.....................     33,200            121,388
  *Atlantic American Corp..............................    112,825            567,651
  *Atlantic Bank and Trust Co..........................      9,200            135,700
  *Atlantic Coast Airlines, Inc........................     65,000          1,523,438
  *Atlantic Gulf Communities Corp......................     74,300            311,131
  *Atlantic Premium Brands, Ltd........................     20,000             65,000
  *Atlantic Tele-Network, Inc..........................     76,100            922,713
  *Atlantis Plastics, Inc..............................     31,400            178,588
  Atrion Corp..........................................     59,850            879,047
  *Atrix Labs, Inc.....................................     51,506            753,275
  *Au Bon Pain, Inc. Class A...........................     64,900            588,156
  *Audiovox Corp. Class A..............................     72,500            638,906
  Audits & Surveys Worldwide, Inc......................     52,922            145,536
  *Ault, Inc...........................................     34,500            238,266
  *Aura Systems, Inc...................................     11,200             41,825
  Autocam Corp.........................................     58,448            767,130
  *Autoimmune, Inc.....................................     70,500            204,891
  *Autoinfo, Inc.......................................     73,413             43,589
  *Autologic Information International, Inc............     27,500            206,250
  *Automobile Protection Corp..........................     49,800            298,800
  *Autonomous Technologies Corp........................     10,000             54,063
  *Autote Corp. Class A................................    247,000            663,813
  *#Avatex Corp........................................     26,200             45,850
  *Avecor Cardiovascular, Inc..........................     65,700            542,025
  *Avert, Inc..........................................     17,400            140,288
  *Aviall, Inc.........................................     41,700            591,619
  *Avigen, Inc.........................................     58,000            192,125
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................      5,000              7,500
  *Avondale Financial Corp.............................      9,400            150,400
  *Avondale Industries, Inc............................     34,800            985,275
  *Axent Technologies, Inc.............................     30,000            630,000
  *Axiohm Transaction Solutions, Inc...................      3,136             52,724
  *Axsys Technologies, Inc.............................      8,900            176,888
  *Aydin Corp..........................................     43,250            497,375
  Aztec Manufacturing Co...............................     55,826            952,531
  *BCT International, Inc..............................     14,200             45,263
  *BEC Group, Inc......................................     58,300            342,513
  BEI Electronics, Inc.................................     42,100            168,400
  *BEI Technologies, Inc...............................     42,100            505,200
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *BFX Hospitality Group, Inc..........................     33,000    $        86,625
  BGS Systems, Inc.....................................     12,800            426,400
  BHA Group Holdings, Inc. Class A.....................     77,231          1,419,120
  *BI, Inc.............................................     85,900            606,669
  *BPI Packaging Technologies, Inc.....................     19,800             21,347
  *BRC Holdings, Inc...................................      8,300            346,006
  BSB Bancorp, Inc.....................................    111,562          3,479,340
  BT Financial Corp....................................     13,304            616,973
  *BTG, Inc............................................     21,000            225,750
  *BTU International, Inc..............................     42,700            242,856
  *BWAY Corp...........................................     83,550          1,801,547
  *Back Bay Restaurant Group, Inc......................     26,600            171,238
  Badger Meter, Inc....................................     48,100          1,996,150
  Badger Meter, Inc. Class B...........................     16,500            684,750
  Badger Paper Mills, Inc..............................        200              1,688
  Bairnco Corp.........................................    105,400          1,040,825
  Baker (J.), Inc......................................    114,000            780,188
  *Baker (Michael) Corp................................     72,214            681,520
  *Baker (Michael) Corp. Class B.......................     15,400            145,338
  Balchem Corp.........................................      5,200             98,150
  *Baldwin Piano & Organ Co............................     37,900            625,350
  *Baldwin Technology, Inc. Class A....................    135,000            675,000
  *Ballantyne Omaha, Inc...............................     81,600          1,499,400
  *Baltek Corp.........................................     21,562            202,144
  Bancfirst Ohio Corp..................................      8,200            363,875
  *Bancinsurance Corp..................................     30,200            145,338
  Bancorp Connecticut, Inc.............................      9,640            383,190
  Bangor Hydro-Electric Co.............................     52,600            299,163
  Bank of Southington..................................        210              4,331
  *Bank Plus Corp......................................    100,000          1,106,250
  *Bank United Financial Corp. Class A.................     16,700            216,056
  BankAtlantic Bancorp, Inc. Class B...................     40,212            569,251
  *Banner Aerospace, Inc...............................    178,100          1,691,950
  *Banyan System, Inc..................................    155,000            518,281
  *Barnwell Industries, Inc............................     11,800            210,925
  *Barra, Inc..........................................    113,100          3,110,250
  *Barrett Business Services, Inc......................     49,800            602,269
  *#Barringer Technologies, Inc........................     28,600            310,131
  *Barrister Information Systems Corp..................      7,866             11,307
  *Barry (R.G.) Corp...................................    178,235          2,083,122
  *Barrys Jewelers, Inc................................        192                 30
  *#Base Ten Systems, Inc. Class A.....................     35,800            456,450
  *Basin Exploration, Inc..............................     87,000          1,620,375
  *Baycorp Holdings, Ltd...............................      4,200             30,975
  *Bayou Steel Corp. Class A...........................     45,150            163,669
  *Beard Co............................................     26,533            142,615
  Beauticontrol Cosmetics, Inc.........................     32,200            262,631
  *Beazer Homes USA, Inc...............................     61,800          1,102,744
  *Bel Fuse, Inc.......................................     86,500          1,692,156
  *Bell Industries, Inc................................     76,472          1,271,347
  *Bell Microproducts, Inc.............................     52,200            440,438
  *Bell Sports Corp....................................    119,112          1,001,285
  *Bellwether Exploration Co...........................     84,700            884,056
  *Belmont Homes, Inc..................................     10,700             80,919
  *Ben & Jerry's Homemade, Inc. Class A................     29,200            469,025
  *Benchmark Electronics, Inc..........................     42,600          1,198,125
  *Benchmarq Microelectron.............................     34,300            623,831
  *Benihana, Inc.......................................      9,500            121,125
  *Benihana, Inc. Class A..............................      1,400             15,925
  *Bentley Pharmaceuticals, Inc........................     14,850             40,838
  Berkshire Gas Co.....................................      8,300            141,619

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Berlitz International, Inc..........................     67,100    $     1,732,019
  *Bertuccis, Inc......................................     51,500            328,313
  *Bethlehem Corp......................................        200                638
  Binks Sames Corp.....................................     61,300          2,635,900
  *Bio Vascular, Inc...................................      5,000             17,656
  *Bio-Logic Systems Corp..............................     23,400            118,463
  *Bio-Plexus, Inc.....................................     13,200             71,363
  *Bio-Response, Inc...................................     68,000              3,400
  *#Biocircuits Corp...................................     25,250             20,516
  *Biocryst Pharmaceuticals, Inc.......................     76,900            557,525
  *Biomatrix, Inc......................................     86,400          2,575,800
  *Biomerica, Inc......................................     26,100             59,541
  *Biosepra, Inc.......................................     37,900             85,275
  *#Biosource International, Inc.......................     70,000            417,813
  *Biospecifics Technologies Corp......................     21,000            120,750
  *#Biospherics, Inc...................................     38,300            222,619
  *Bird Corp...........................................     36,400            147,875
  *Black Hawk Gaming & Development, Inc................     10,500             76,125
  Blair Corp...........................................     55,300          1,054,156
  Blessings Corp.......................................    161,912          2,307,246
  Blimpie International................................     41,450            182,639
  *Bluegreen Corp......................................     89,134            389,961
  *Boca Research, Inc..................................     43,600            307,925
  *Bolt Technology Corp................................     10,350             79,566
  *Bombay Co., Inc.....................................     96,800            502,150
  *Bon-Ton Stores, Inc.................................     52,100            820,575
  *Bonded Motors, Inc..................................     13,400            110,131
  *Bone Care International, Inc........................     40,500            410,063
  *Bontex, Inc.........................................      2,200             12,650
  *Books-a-Million, Inc................................    140,000            949,375
  Boston Acoustics, Inc................................     37,300          1,002,438
  *Boston Communications Group, Inc....................     67,000            626,031
  Bostonfed Bancorp, Inc...............................      8,000            164,500
  Bowl America, Inc. Class A...........................     56,160            475,605
  *Bowmar Instrument Corp..............................     55,800            115,088
  *Box Energy Corp. Class B............................    129,100            931,941
  *Boyds Wheels, Inc...................................      5,300              9,606
  *Bradley Pharmaceuticals, Inc. Class A...............      8,400             15,094
  Branford Savings Bank CT.............................        610              3,584
  *Brauns Fashions Corp................................     13,500            129,938
  *Brazos Sportswear, Inc..............................      5,570             50,130
  Brenton Banks, Inc...................................        242              7,933
  *Brewer (C.) Homes, Inc. Class A.....................     39,300             80,442
  Bridgford Foods Corp.................................     60,200            903,000
  *Brite Voice Systems, Inc............................    104,000            955,500
  Broad National Bancorporation........................     17,820            365,310
  *Broadband Technologies, Inc.........................     57,200            337,838
  *Broadway & Seymour, Inc.............................     66,600            649,350
  *Brock International, Inc............................     34,700            143,138
  #Brooke Group, Ltd...................................    106,600            959,400
  *Brooks Automation, Inc..............................     22,100            469,625
  *Brookstone, Inc.....................................     57,800            700,825
  *Brooktrout Technology, Inc..........................     90,150          1,025,456
  *Brothers Gourmet Coffees, Inc.......................     58,600             71,419
  *Brown & Sharpe Manufacturing Co. Class A............     95,675            980,669
  Bryn Mawr Bank Corp..................................      1,000             47,063
  *Buckhead America Corp...............................      3,500             28,875
  *Builders Transport, Inc.............................     52,100            156,300
  *Building Materials Holding Corp.....................    104,900          1,186,681
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Bull Run Corp. GA...................................    171,700    $       525,831
  *Business Resource Group.............................     16,200             59,738
  *Butler International, Inc...........................     41,727            704,143
  Butler Manufacturing Co..............................      7,000            237,125
  *Buttrey Food & Drug Stores Co.......................     51,000            551,438
  C & D Technologies, Inc..............................     35,800          1,653,513
  *C ATS Software, Inc.................................     21,900            124,556
  *C-COR Electronics, Inc..............................     43,700            682,813
  *#C-Phone Corp.......................................     36,300            283,594
  *C.P. Clare Corp.....................................     37,100            498,531
  CB Bancshares, Inc. HI...............................        818             33,947
  *CCA Industries, Inc.................................     33,300             81,169
  *CE Software Holdings, Inc...........................      2,180              5,450
  *CEM Corp............................................     41,500            448,719
  *CET Environmental Services, Inc.....................      7,000             47,688
  *CFI Proservices, Inc................................     35,600            449,450
  CFSB Bancorp, Inc....................................      6,497            230,644
  CFW Communications Co................................      2,500             57,031
  CFX Corp.............................................     77,000          2,136,750
  *CMC Industries, Inc.................................     40,800            497,250
  *CMG Information Services, Inc.......................     41,000            863,563
  CMI Corp. Class A....................................    264,699          1,422,757
  *CML Group, Inc......................................    263,800            923,300
  CNA Surety Corp......................................     35,200            510,400
  *CNS Income..........................................     80,600            639,763
  *CPAC, Inc...........................................     37,453            402,620
  CPB, Inc.............................................     23,800            494,594
  *#CPI Aerostructures, Inc............................      2,500              8,438
  *CSP, Inc............................................     59,300            459,575
  *CTC Communications Corp. Class 1....................     58,000            859,125
  CVB Financial Corp...................................     28,325            814,344
  *Cache, Inc..........................................     80,125            315,492
  *Caci International, Inc. Class A....................      8,100            160,228
  *Cade Industries, Inc................................     22,900             55,819
  *Cadiz Land, Inc.....................................    134,400            974,400
  Cadmus Communications Corp...........................     58,900          1,258,988
  *Caere Corp..........................................    105,000            920,391
  Cagle's, Inc. Class A................................    104,900          1,226,019
  *Cal-Maine Foods, Inc................................      3,000             18,750
  *Calcomp Technology, Inc.............................     27,800            125,100
  *California Amplifier, Inc...........................     62,900            208,356
  *#California Culinary Academy, Inc...................     17,300            131,913
  *California Micro Devices Corp.......................     48,200            298,238
  California State Bank................................     20,459            662,360
  *#Callon Petroleum Co................................     45,900            817,594
  *Calumet Bancorp, Inc................................      5,925            191,081
  *Cambex Corp.........................................     82,300             15,431
  *Cambridge Heart, Inc................................     32,000            291,000
  *Cambridge Neuroscience, Inc.........................     80,900            170,648
  *Cambridge Soundworks, Inc...........................     14,400            152,100
  *Cameron Ashley Building Products, Inc...............     23,500            368,656
  Cameron Financial Corp...............................      8,200            160,925
  *Campo Eletronics, Appliances & Computers, Inc.......     49,700             48,923
  *Candela Laser Corp..................................     28,200            154,219
  *Candies, Inc........................................     57,000            388,313
  *Canisco Resources, Inc..............................      8,600             24,188
  *Cannon Express, Inc. Class A........................      3,250             26,609
  *#Cannondale Corp....................................     73,200          1,512,038
  *Cantel Industries, Inc. Class B.....................     26,000            188,500
  *Canyon Resources Corp...............................    226,000            268,375

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Cape Cod Bank & Trust Co.............................     29,600    $     1,154,400
  *Capital Associates, Inc.............................     21,050             61,834
  *Capital Pacific Holdings, Inc.......................     55,700            186,247
  Capitol Bancorp, Ltd.................................     13,904            377,146
  Capitol Transamerica Corp............................     19,845            468,838
  *Cardiotech International, Inc.......................     12,957             37,251
  *Cardiovascular Diagnostics..........................     28,900            180,625
  *Cardiovascular Dynamics, Inc........................     54,036            293,821
  *Care Group, Inc.....................................     77,100             39,755
  *Caretenders Healthcorp..............................      6,500             54,844
  *Carlyle Industries, Inc.............................      4,675              7,306
  Carnegie Bancorp.....................................      6,160            190,960
  *Carnegie Group, Inc.................................     25,000            107,813
  Carolina First Corp..................................     73,861          1,442,615
  *Carr-Gottstein Foods Co.............................     71,766            354,345
  *Carrington Laboratories, Inc........................     76,300            379,116
  *Carson, Inc.........................................      4,000             32,500
  *Carver Corp. WA.....................................     60,803             62,703
  Cascade Corp.........................................     50,900            916,200
  Cascade Natural Gas Corp.............................     51,300            872,100
  *Casco International, Inc............................      5,022             18,833
  Cash America International, Inc......................    102,700          1,283,750
  *Casino America, Inc.................................    200,500            576,438
  *Casino Data Systems.................................     90,200            408,719
  *Casino Magic Corp...................................     71,300             86,897
  *Casino Resource Corp................................     10,700             15,047
  *Castelle............................................     12,400             48,050
  *Catalina Lighting, Inc..............................     60,600            374,963
  *Catalyst International, Inc.........................     18,400            104,650
  *Catalyst Semiconductor, Inc.........................     58,300             93,827
  *Catalytica, Inc.....................................    173,500          1,794,641
  *Catherines Stores Corp..............................     59,900            376,247
  Cato Corp. Class A...................................    194,900          1,827,188
  Cavalier Homes, Inc..................................     81,530            794,918
  *Cayenne Software, Inc...............................     91,600            224,706
  *Cel-Sci Corp........................................     23,700            186,638
  *Celadon Group, Inc..................................     69,000          1,043,625
  *Celebrity, Inc......................................     54,000            108,000
  *Celeritek, Inc......................................     43,000            698,750
  *Celestial Seasonings, Inc...........................     18,200            561,925
  *Celgene Corp........................................    115,300          1,037,700
  *#Cell Genesys, Inc..................................    216,005          1,849,543
  *Cellpro, Inc........................................     71,400            200,813
  *Cellular Technical Services Co., Inc................     83,300            234,281
  *Celtrix Pharmaceuticals, Inc........................     91,800            219,459
  Cenfed Financial Corp................................     27,695          1,110,396
  Cenit Bancorp, Inc...................................      2,500            170,938
  *Centennial Bancorp..................................     34,142            970,913
  *Centigram Communications Corp.......................     50,600            830,156
  Central Co-Operative Bank Somerville, MA.............      7,500            198,750
  Central Reserve Life Corp............................     33,700            168,500
  *Central Sprinkler Corp..............................     41,600            748,800
  Central Vermont Public Service Corp..................     49,000            679,875
  Centris Group, Inc...................................     54,100          1,173,294
  *Centura Software Corp...............................     63,100            106,481
  Century Bancorp Income Class A.......................      1,000             18,250
  *Ceradyne, Inc.......................................    115,100            530,539
  Cerberonics, Inc. Class A............................      3,500             33,250
  *Cerion Technologies, Inc............................     30,000             65,625
  *Cerprobe Corp.......................................     33,800            605,231
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Chad Therapeutics...................................     69,458    $       642,487
  #Champion Industries, Inc............................     42,000            813,750
  *Charles, JW Financial Services, Inc.................      5,600             68,600
  *Chart House Enterprises, Inc........................     72,900            510,300
  Chart Industries, Inc................................    104,600          2,418,875
  *Charter Federal Savings Bank (Escrow)...............     43,340                  0
  Charter Financial, Inc...............................     17,700            392,166
  *Chartwell Leisure, Inc..............................     49,600            829,250
  *Chase Corp..........................................     10,500            137,813
  *Chase Industries, Inc...............................     60,500          1,474,688
  *Chattem, Inc........................................     39,500            604,844
  *Chaus (Bernard), Inc................................     53,600             50,250
  *Check Technology Corp...............................     30,900            122,634
  *Checkmate Electronics, Inc..........................     26,600            196,175
  *Chemfab Corp........................................    141,300          3,241,069
  *#Chemtrak, Inc......................................     31,250             38,086
  *Cherry Corp. Class A................................      3,600             55,013
  *Cherry Corp. Class B................................      9,900            144,788
  Chesapeake Utilities Corp............................     21,575            436,894
  Chester Valley Bancorp...............................        957             25,600
  *Chic by His, Inc....................................     80,000            590,000
  Chicago Rivet & Machine Co...........................     20,000            595,000
  *Chicos Fas, Inc.....................................     66,900            485,025
  *Children's Comprehensive Services, Inc..............     27,000            464,063
  *Children's Discovery Centers of America, Inc. Class
    A..................................................     52,100            423,313
  *Childrens Broadcasting Corp.........................     27,000            102,938
  *Childtime Learning Centers, Inc.....................     22,500            310,781
  *#Chock Full O' Nuts Corp............................     92,330            663,622
  *Cholestech Corp.....................................     71,000            938,531
  *Christiana Companies, Inc...........................     22,100            828,750
  *Chromcraft Revington, Inc...........................     56,000          1,771,000
  *Chronimed, Inc......................................     63,800            737,688
  *Chrysalis International Corp........................     90,000            354,375
  *Chyron Corp.........................................     14,553             63,669
  *Cidco, Inc..........................................     15,900            324,956
  *Cima Laboratories, Inc..............................     45,500            261,625
  *Cinergi Pictures Entertainment, Inc.................     39,200             91,875
  *Ciprico, Inc........................................     41,895            527,615
  *Circon Corp.........................................     42,322            648,056
  *Circuit Systems, Inc................................     25,100            111,381
  *Citadel Holding Corp................................     35,000            142,188
  *Citation Computer System, Inc.......................     30,000            204,375
  *Citation Corp.......................................     12,000            204,750
  Citfed Bancorp, Inc..................................     25,700          1,301,063
  *Citizens, Inc. Class A..............................     60,550            420,066
  City Holding Co......................................      2,142             88,358
  *Civic Bancorp.......................................     39,690            642,482
  *Claremont Technology Group, Inc.....................     90,000          1,636,875
  *Clark (Dick) Productions, Inc.......................     11,600            165,300
  *Clean Harbors, Inc..................................     82,400            160,938
  *Clintrials Research, Inc............................    150,600          1,289,513
  *Coast Distribution System...........................     43,600            147,150
  Coastal Bancorp, Inc.................................     29,400            856,275
  *Coastal Physician Group, Inc........................     58,400             65,700
  *Coastcast Corp......................................     58,200            818,438
  *Cobra Electronic Corp...............................    125,100            992,981
  *Cocensys, Inc.......................................    168,700            579,906
  *Code-Alarm, Inc.....................................     20,300             48,213
  *Coeur d'Alene Mines Corp. ID........................     20,000            172,500

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Cognitronics Corp...................................     57,450    $     1,030,509
  *Coho Energy, Inc....................................    139,000          1,416,063
  *Cohr, Inc...........................................     28,700            354,266
  *Cold Metal Products, Inc............................     50,400            302,400
  *Cole (Kenneth) Productions, Inc. Class A............     62,400          1,041,300
  Collagen Corp........................................     51,200          1,017,600
  *Collagenex Pharmaceuticals, Inc.....................     20,000            273,750
  Collins Industries, Inc..............................     86,325            577,298
  Colonial Gas Co......................................     25,650            642,853
  *Columbia Banking System, Inc........................     23,329            621,135
  *Columbus Energy Corp................................     14,825            127,866
  *Comarco, Inc........................................     47,200          1,126,900
  *Comdial Corp........................................    151,433          1,608,976
  *#Comforce Corp......................................     83,200            629,200
  Commercial Bancshares, Inc...........................     18,060            443,599
  Commercial Bank of New York..........................     12,550            284,728
  Commercial Intertech Corp............................     53,400            954,525
  *#Commodore Applied Technologies, Inc................     20,000             33,750
  *Commodore Applied Technologies, Inc. (Private
    Placement).........................................    157,700            239,507
  Commonwealth Industries, Inc.........................     37,800            633,150
  *Communications Central, Inc.........................     22,000            221,375
  Communications Systems, Inc..........................    118,500          2,170,031
  Community Bank System, Inc...........................     53,600          1,547,700
  Community Banks, Inc.................................        231              9,760
  *Community Medical Transport, Inc....................     15,300             26,297
  *Comnet Corp.........................................     30,300            234,825
  *Compdent Corp.......................................     36,000            744,750
  *Competitive Technologies, Inc.......................    109,100            954,625
  *#Complete Management, Inc...........................     68,099          1,132,146
  *Comprehensive Care Corp.............................     22,820            201,101
  *Comptek Research, Inc...............................     59,300            429,925
  *Computational Systems, Inc..........................     12,400            365,800
  Computer Data Systems, Inc...........................    104,700          4,246,894
  Computer Language Research, Inc......................     83,800            979,413
  *Computer Manangement Sciences, Inc..................     22,700            373,131
  *Computer Network Technology Corp....................    164,300            662,334
  *Computer Outsourcing Services, Inc..................     16,400            144,525
  *Computervision Corp.................................     31,400            115,788
  *Computrac, Inc......................................     59,900             59,900
  *Comshare, Inc.......................................     63,150            371,006
  *Comstock Resources, Inc.............................     59,400            779,625
  *Comtech Telecommunications Corp.....................      9,300             42,286
  *Concentra Corp......................................     30,200            163,269
  *Concord Camera Corp.................................     27,700            116,859
  *Concord Fabrics, Inc. Class A.......................     45,500            408,078
  *Concord Fabrics, Inc. Class B.......................     25,700            229,694
  *Concurrent Computer Corp............................     57,180            162,606
  *Conductus, Inc......................................     34,500            159,563
  *Cone Mills Corp. NC.................................     38,000            299,250
  *Congoleum Corp. Class A.............................     21,800            222,088
  *Conmed Corp.........................................     26,199            618,951
  Connecticut Energy Corp..............................     22,650            586,069
  Connecticut Water Services, Inc......................     42,350          1,286,381
  *Connitics Corp......................................     29,100             83,663
  *Consep, Inc.........................................     49,700             94,741
  *Consilium, Inc......................................     68,700            234,009
  *Conso Products Co...................................     59,000            468,313
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Consolidated Delivery and Logistics, Inc............      9,500    $        26,125
  *Consolidated Products, Inc..........................      5,000             96,250
  *Consolidated Stainless, Inc.........................     16,150              7,570
  Consolidated Tokoma Land Co..........................      6,100            114,375
  *Consumer Portfolio Services, Inc....................    112,000          1,162,000
  *Consumers Financial Corp............................     26,000             30,875
  Consumers Water Co...................................     37,000            694,906
  *Continental Can, Inc. DE............................     20,500            451,000
  *Continental Circuits Corp...........................     31,800            584,325
  Continental Homes Holding Corp.......................     70,100          2,282,631
  *Continental Materials Corp..........................      9,700            265,538
  *Converse, Inc.......................................     73,800            539,663
  Cooker Restaurant Corp...............................     82,600            820,838
  *Cooper Development Co...............................         13              5,688
  *Cooperative Bankshares, Inc.........................      3,000             51,563
  *Copart, Inc.........................................     34,250            597,234
  *Copley Pharmaceutical, Inc..........................     52,400            373,350
  *Copytele, Inc.......................................     12,000             42,375
  *Cor Therapeutics, Inc...............................     75,600          1,724,625
  *Coram Healthcare Corp...............................    155,000            561,875
  *Corcom, Inc.........................................     63,400            622,113
  *Core Materials Corp.................................      1,200              4,650
  *Core, Inc...........................................     31,200            326,625
  *Cornerstone Imaging, Inc............................     54,900            262,491
  *Corporate Express, Inc..............................      5,060             79,537
  *Correctional Services Corp..........................     32,500            360,547
  *Corrpro Companies, Inc..............................     32,700            461,888
  *Cortech, Inc........................................    114,300             71,438
  *Corvas International, Inc...........................     95,100            427,950
  *Corvel Corp.........................................      6,200            228,625
  *Cosmetic Centers, Inc. Class C......................      8,570             26,781
  *Cotelligent Group, Inc..............................     83,700          1,605,994
  Cotton States Life Insurance Co......................      8,000            148,500
  Courier Corp.........................................     31,700            879,675
  *Covenant Transport, Inc. Class A....................     63,000          1,002,094
  *Cover-All Technologies, Inc.........................     83,445            325,957
  Covest Bancshares, Inc...............................     30,000            795,000
  *Coyote Network Systems, Inc.........................     11,930             82,210
  Craftmade International, Inc.........................     45,000            457,031
  *#Craig (Jenny), Inc.................................     51,050            382,875
  *Craig Corp..........................................     43,900            839,588
  *Creative Biomolecules, Inc..........................    131,100          1,032,413
  *Creative Computers, Inc.............................     40,800            492,150
  *Cree Research, Inc..................................     90,600          1,945,069
  *Criticare Systems, Inc..............................     45,400            184,438
  Cross (A.T.) Co. Class A.............................     63,200            683,350
  *Crossman Communities, Inc...........................     90,000          2,047,500
  *Crowley, Milner & Co................................     12,200            125,050
  *Crown Books Corp....................................     11,900             88,878
  *Crown Central Petroleum Corp. Class A...............     21,700            436,713
  *Crown Central Petroleum Corp. Class B...............     21,300            404,700
  Crown Crafts, Inc....................................     35,500            576,875
  *Crown Resources Corp................................    117,700            511,259
  *Crown Vantage, Inc..................................     17,800            178,000
  *Crown-Andersen, Inc.................................     10,500             70,875
  *Cruise America, Inc.................................     37,100            340,856
  *Cryolife, Inc.......................................     73,400          1,068,888
  *Crystal Oil Co......................................      5,000            195,000
  Cubic Corp...........................................     29,850            958,931

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Cuisine Solutions, Inc..............................    211,800    $       284,606
  Culp, Inc............................................    178,580          3,326,053
  *Curative Health Services, Inc.......................     44,100          1,259,606
  *Cyanotech Corp......................................     42,050            168,200
  *Cyberguard Corp.....................................     34,500            215,625
  *Cyberonics, Inc.....................................     84,700            963,463
  *Cyberoptics Corp....................................     29,600            804,750
  *Cybex Corp..........................................     26,600            691,600
  *Cybex International, Inc............................     72,300            786,263
  *Cypros Pharmaceutical Corp..........................     99,900            518,231
  *Cyrk, Inc...........................................    100,200          1,171,088
  *Cytel Corp..........................................    170,500            338,336
  *Cytogen Corp........................................    145,700            468,972
  *Cytotherapeutics, Inc...............................    131,100            667,791
  *Cytrx Corp..........................................     43,300            179,966
  D&N Financial Corp...................................     57,800          1,405,263
  *DBA Systems, Inc....................................     27,500            194,219
  *DDL Electronics, Inc................................    171,500            128,625
  *DIY Home Warehouse, Inc.............................     70,000            280,000
  *DLB Oil & Gas, Inc..................................      7,600             85,500
  *DM Management Co....................................     21,100            375,844
  *DNAP Holding Corp...................................      5,400             25,313
  *#DRS Technologies, Inc..............................     30,700            377,994
  *DSP Group, Inc......................................     45,700          1,496,675
  *DSP Technology, Inc.................................      8,200             88,150
  *DVI, Inc............................................     73,100          1,334,075
  *Daily Journal Corp..................................        200              8,100
  *Dakotah, Inc........................................      8,700             17,672
  *Daktronics, Inc.....................................     12,200             78,538
  *Damark International, Inc. Class A..................     32,000            396,000
  Dames & Moore, Inc...................................     49,300            610,088
  Daniel Industries, Inc...............................    101,369          1,881,662
  *Danielson Holding Corp..............................        153              1,243
  *Darling International, Inc..........................     53,400            513,975
  Dart Group Corp. Class A.............................        200             23,350
  *Data Broadcasting Corp..............................    100,336            708,623
  *Data Dimensions, Inc................................     12,000            217,875
  *Data I/O Corp.......................................     65,600            483,800
  *Data Processing Resources Corp......................      5,900            134,594
  *#Data Race, Inc.....................................     23,300            110,675
  Data Research Association, Inc.......................     44,950            592,778
  *Data Systems & Software, Inc........................     46,400            247,950
  *Data Systems Network Corp...........................      3,641             42,327
  *Data Translation, Inc...............................     20,650             65,822
  *Data Transmission Network Corp......................     21,300            574,434
  *Dataflex Corp.......................................     38,325            164,079
  *Datakey, Inc........................................     11,100             44,747
  *Datamarine International, Inc.......................        200                838
  *Datametrics Corp....................................     56,000            129,500
  *Datapoint Corp......................................    117,600            338,100
  *Dataram Corp........................................     14,300            123,338
  *Datastream Systems, Inc.............................     50,000          1,587,500
  *Dataware Technologies, Inc..........................     46,000            146,625
  *Datawatch Corp......................................     58,600            159,319
  *Dataworks Corp......................................     20,573            392,173
  *Datron Systems, Inc.................................     23,200            236,350
  *Datum, Inc..........................................     72,600          1,365,788
  *Davco Restaurants, Inc..............................     56,300          1,104,888
  *Dave and Busters, Inc...............................     21,150            549,900
  *Davel Communications Group, Inc.....................     27,100            660,563
  *Davox Corp..........................................     40,650          1,341,450
  *#Daw Technologies, Inc..............................    100,600            204,344
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Dawson Geophysical Co...............................     44,700    $       852,094
  Daxor Corp...........................................     46,000            552,000
  *Day Runner, Inc.....................................     26,050          1,019,206
  *Dayton Superior Corp. Class A.......................        600             10,275
  Deb Shops, Inc.......................................     66,400            381,800
  *Deckers Outdoor Corp................................     44,800            373,800
  Decorator Industries, Inc............................     12,050            109,956
  *Deeptech International, Inc.........................     89,900            994,519
  Defiance, Inc........................................     65,200            518,544
  *Deflecta-Shield Corp................................     20,200            317,519
  *Del Global Technologies Corp........................     59,016            582,783
  Del Laboratories, Inc................................    123,690          4,506,954
  Delta Natural Gas Co., Inc...........................     18,800            340,750
  Delta Woodside Industries, Inc.......................    144,000            846,000
  *Denamerica Corp.....................................     41,800            109,725
  *Dendrite International, Inc.........................     34,500            657,656
  *Dense-Pac Microsystems, Inc.........................     48,800            167,750
  *Depotech Corp.......................................     56,600            868,456
  *Designer Holdings, Ltd..............................     74,900            702,188
  *Designs, Inc........................................    129,600            443,475
  *Desktop Data, Inc...................................     41,500            330,703
  *Detection Systems, Inc..............................     66,186            976,244
  *Detrex Corp.........................................      9,500             97,969
  *Devcon International Corp...........................     25,100            123,931
  *Devlieg-Bullard, Inc................................    105,000            452,813
  *Dewolfe Companies, Inc..............................      4,400             25,300
  *Diagnostic Health Services, Inc.....................     75,000            883,594
  *#Diametrics Medical, Inc............................    129,300            747,516
  *Dianon Systems, Inc.................................     33,900            286,031
  *Digene Corp.........................................     59,500            542,938
  *Digi International, Inc.............................     51,200          1,001,600
  *Digital Biometrics, Inc.............................     72,000            147,375
  *Digital Communications Technology Corp..............      3,675                919
  *Digital Generation Systems, Inc.....................     24,100             85,856
  *Digital Link Corp...................................     72,700          1,658,469
  *Digital Power Corp..................................     11,000             89,375
  *Digital Sound Corp..................................     17,900             20,697
  Dime Financial Corp..................................     22,200            692,363
  *Diodes, Inc.........................................     31,400            376,800
  *Dixie Group, Inc....................................     47,119            518,309
  *Dixon Ticonderoga Co................................     27,450            386,016
  *#Dominion Bridge Corp...............................     74,600            145,703
  *Dominion Homes, Inc.................................     26,500            241,398
  Donegal Group, Inc...................................     18,533            384,560
  Donnelly Corp. Class A...............................     59,750          1,097,906
  *Donnkenny, Inc......................................     60,500            207,969
  *Dorsey Trailers, Inc................................     39,000            109,688
  *Dotronix, Inc.......................................     87,000             82,922
  *Dravo Corp..........................................     63,500            631,031
  *Drew Industries, Inc................................     84,200          1,073,550
  *#Drexler Technology Corp............................    112,550          1,255,636
  *Driver-Harris Co....................................     23,498            261,415
  *Drug Emporium, Inc..................................     90,000            354,375
  *#Drypers Corp.......................................     46,300            258,991
  *Duckwall-Alco Stores, Inc...........................     37,200            577,763
  *Ducommun, Inc.......................................     52,100          1,689,994
  Duff & Phelps Credit Rating Co.......................     16,300            585,781
  *Durakon Industries, Inc.............................     54,500            495,609
  *Duramed Pharmaceuticals, Inc........................     98,000            422,625
  *Dwyer Group, Inc....................................     14,700             30,319
  *Dycom Industries, Inc...............................    100,700          2,265,750

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Dyersburg Corp.......................................     94,500    $     1,172,391
  *Dynamic Healthcare Technologies, Inc................     32,000            132,000
  *Dynamic Materials Corp..............................      2,300             18,688
  *Dynamics Research Corp..............................     59,382            745,986
  *E-Z-Em, Inc. Class A................................     37,000            272,875
  *E-Z-Em, Inc. Class B................................     52,733            362,539
  *EA Engineering Science & Technology, Inc............     78,975            160,418
  *#EA Industries, Inc.................................     42,050            244,416
  *ECC International Corp..............................    139,750            550,266
  *ECCS, Inc...........................................      6,900             53,044
  *EFI Electronics Corp................................     65,400            157,369
  *EFTC Corp...........................................     36,100            539,244
  *EIP Microwave, Inc..................................      3,140              6,379
  *EIS International, Inc..............................     83,300            551,863
  *ELXSI Corp..........................................      8,300            109,975
  EMC Insurance Group, Inc.............................     20,300            271,513
  *ERLY Industries, Inc................................     28,834            207,244
  *ESCO Electronics Corp. Trust Receipts...............    101,076          1,655,120
  *ESSEF Corp..........................................    107,140          1,727,633
  *EXX, Inc. Class A...................................        300              1,313
  *EXX, Inc. Class B...................................        100                394
  Eagle Bancshares, Inc................................     37,500            714,844
  *Eagle Finance Corp..................................     24,200             39,325
  Eagle Financial Corp.................................     54,527          2,808,141
  *Eagle Food Centers, Inc.............................     82,600            413,000
  *Eagle Point Software Corp...........................     40,500            140,484
  Easco, Inc...........................................     68,800            804,100
  Eastern Co...........................................     26,000            468,000
  *Eastern Environment Services, Inc...................     36,700            867,038
  *Eateries, Inc.......................................     16,600             81,963
  *Eclipse Surgical Technologies, Inc..................     10,000             83,125
  *Ecogen, Inc.........................................     35,700             87,019
  Ecology & Environment, Inc. Class A..................     11,400            126,825
  *Edelbrock Corp......................................     47,200            767,000
  *#Edison Brothers Stores, Inc........................     24,300                  0
  *Edison Control Corp.................................      7,000             32,594
  Edo Corp.............................................     51,200            454,400
  *Education Alternatives, Inc.........................     49,100            227,088
  Educational Development Corp.........................      2,800             15,838
  *Educational Insights, Inc...........................     50,900            124,864
  *Egghead, Inc........................................    124,700            907,972
  *Ekco Group, Inc.....................................    134,900            944,300
  *El Chico Restaurants, Inc...........................     84,400            975,875
  *Elantec Semiconductor, Inc..........................     40,500            243,000
  Elcor Corp...........................................     76,250          1,849,063
  *Elcotel, Inc........................................     39,700            258,050
  *Electric Fuel Corp..................................     87,200            569,525
  *Electro Rent Corp...................................     99,325          3,718,480
  Electro Sensors, Inc.................................      2,300              9,056
  *Electromagnetic Sciences, Inc.......................    142,199          2,541,807
  *Electronic Retailing System International, Inc......     16,400             91,225
  Electronic Tele Communications, Inc. Class A.........     15,500             35,359
  *#Elek-Tek, Inc......................................     40,000              4,000
  Ellett Brothers, Inc.................................     44,000            250,250
  *Eltron International, Inc...........................     43,900          1,388,338
  *Embrex, Inc.........................................    123,200            716,100
  *Emcee Broadcast Products, Inc.......................     30,000            100,313
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Emcon...............................................     71,450    $       395,208
  *Emcor Group, Inc....................................     31,900            626,038
  Emerald Isle Bancorp, Inc............................        937             30,101
  *Emergent Group, Inc.................................     17,200            228,975
  *Emerson Radio Corp..................................     77,100             38,550
  *Emisphere Technologies, Inc.........................     46,000            930,063
  *Empi, Inc...........................................     34,300            746,025
  *#Empire of Carolina, Inc............................     42,500             85,000
  *Employee Solutions, Inc. Class B....................    195,800          1,083,019
  *Emulex Corp.........................................     53,800            857,438
  *Encore Computer Corp................................    318,300            129,389
  *Encore Wire Corp....................................     75,450          2,598,309
  *Endosonics Corp.....................................    100,900          1,179,269
  *Energy Biosystems Corp..............................     89,000            342,094
  *Energy Conversion Devices, Inc......................     61,400            959,375
  *Energy Research Corp................................     18,000            263,250
  Energynorth, Inc.....................................     32,526            750,131
  Engineered Support Systems, Inc......................     22,000            474,375
  *Engineering Measurements Co.........................     28,400            152,206
  Engle Homes, Inc.....................................     34,700            508,572
  *Enlighten Software Solutions, Inc...................      5,300             13,084
  Ennis Business Forms, Inc............................    139,200          1,383,300
  *Enstar, Inc.........................................      9,266             75,286
  *Envirogen, Inc......................................     13,900             31,492
  *Environmental Elements Corp.........................     47,800            131,450
  *Environmental Technologies Corp.....................     32,600            222,088
  *Environmental Tectonics Corp........................     12,900            117,713
  *Envirosource, Inc...................................    345,100            970,594
  *Envirotest Systems Corp. Class A....................     74,100            407,550
  *Enzon, Inc..........................................    128,500            766,984
  *#Epitope, Inc.......................................     79,800            486,281
  *Equimed, Inc........................................      6,533            118,002
  *Equinox Systems, Inc................................     14,400            265,050
  *Equitex, Inc........................................      1,300              1,259
  *Equitrac Corp.......................................     15,000            252,188
  *Equity Marketing, Inc...............................     25,400            735,013
  *Equity Oil Co.......................................    109,700            363,381
  *Ergo Science Corp...................................     52,700            879,431
  Eskimo Pie Corp......................................     27,000            285,188
  Espey Manufacturing & Electronics Corp...............     21,000            362,250
  Essex County Gas Co..................................      1,400             43,925
  *Evans & Sutherland Computer Corp....................     33,100          1,017,825
  *Evans Systems, Inc..................................     10,185             18,142
  *Evans, Inc..........................................    102,900            247,603
  Evergreen Bancorp, Inc. DE...........................     43,800          1,037,513
  *Evergreen Resources, Inc............................     39,100            608,494
  *Exabyte Corp........................................     11,500            112,484
  *Exar Corp...........................................     59,400          1,488,713
  *Excalibur Technologies Corp.........................    115,500          1,263,281
  Excel Industries, Inc................................     91,500          1,778,531
  *Excel Technology, Inc...............................     41,822            529,310
  *Excite, Inc.........................................     18,500            474,641
  *Executive Telecard, Ltd.............................     86,575            224,554
  *Executone Information Systems, Inc..................    190,500            413,742
  *Exogen, Inc.........................................     43,900            168,741
  *Expert Software, Inc................................     50,000            328,125
  *Ezcorp, Inc. Class A Non-Voting.....................     69,900            792,928
  F & M Bancorp (MD)...................................     16,175            578,256
  F & M Bancorporation, Inc............................     10,285            383,116
  FCB Financial Corp...................................     17,500            479,063
  FCNB Corp............................................      5,900            172,575

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  FDP Corp.............................................     84,300    $       869,344
  FFLC Bancorp.........................................     12,733            289,676
  FFVA Financial Corp..................................      2,700             90,788
  FFY Financial Corp...................................     19,400            579,575
  *FLIR Systems, Inc...................................     32,350            622,738
  *FM Properties, Inc..................................     51,900            257,878
  FNB Rochester Corp...................................     17,100            291,769
  *FPA Corp............................................    101,400            117,244
  *FRP Properties, Inc.................................     31,700          1,101,575
  FSF Financial Corp...................................      5,600            111,650
  *FTP Software, Inc...................................    135,800            307,672
  Fab Industries, Inc..................................     29,500            877,625
  *Factset Research Systems, Inc.......................     10,000            252,500
  *Failure Group, Inc..................................     73,000            688,938
  Falcon Products, Inc.................................     62,290            957,709
  *Fansteel, Inc.......................................     73,951            656,315
  *Farah, Inc..........................................     87,100            451,831
  *Farr Co.............................................     48,975            768,295
  Farrel Corp..........................................     25,000             88,281
  *Fastcomm Communications Corp........................     50,200            183,544
  *Faulding Corp.......................................     63,900            842,681
  *Featherlite Manufacturing, Inc......................     29,200            228,125
  Fed One Bancorp......................................      2,500             61,563
  Fedders Corp.........................................     15,000             87,188
  Fedders Corp. Class A................................     23,712            134,862
  Federal Screw Works..................................     21,600          1,298,700
  *Female Health Co....................................     40,900            176,381
  *Ferrofluidics Corp..................................     36,700            227,081
  *Fibermark, Inc......................................     49,275          1,044,014
  *Fiberstars, Inc.....................................     14,600             82,125
  Fidelity Bancorp, Inc................................        242              6,353
  Fidelity Bancorp, Inc. Delaware......................     13,300            304,238
  Fidelity Federal Bancorp.............................     16,500            160,875
  *Fieldcrest Cannon, Inc..............................     50,000          1,684,375
  *Figgie International, Inc. Class A..................     10,000            138,438
  *Filenes Basement Corp...............................    176,050          1,105,814
  Financial Bancorp., Inc..............................     15,000            374,063
  *Financial Federal Corp..............................    110,250          2,349,703
  *Finishmaster, Inc...................................     27,600            208,725
  First Albany Companies, Inc..........................      2,794             41,387
  *First Alert, Inc....................................    125,300            352,406
  *First American Health Concepts, Inc.................      4,200             16,538
  First Bancorp........................................        400             11,900
  *First Banks America, Inc............................      4,879             86,145
  First Bell Bancorp, Inc..............................      1,200             20,700
  *First Cash, Inc.....................................     16,400            133,763
  First Central Financial Corp.........................     78,000             43,875
  First Charter Corp...................................      6,960            171,825
  First Defiance Financial Corp........................     38,592            595,764
  *#First Enterprise Financial Group, Inc..............     25,000             75,000
  First Essex Bancorp..................................     31,700            624,094
  First Federal Capital Corp...........................     74,850          2,077,088
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................     24,100            891,700
  First Financial Holdings, Inc........................     42,200          1,796,138
  First Home Bancorp, Inc. NJ..........................        266              6,185
  First Indiana Corp...................................     92,450          2,415,256
  *First Investors Financial Services Group, Inc.......     27,800            205,025
  First Liberty Financial Corp.........................     48,800          1,338,950
  *#First Merchants Acceptance Corp....................     39,100              1,222
  First Merchants Corp.................................     25,550            859,119
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  First Midwest Financial, Inc.........................      9,400    $       192,113
  First Mutual Bancorp, Inc............................      6,100            122,000
  First Mutual Savings Bank............................     14,985            270,667
  First Northern Capital Corp..........................     35,400            469,050
  First Oak Brook Bancshares, Inc. Class A.............     10,000            412,500
  First Palm Beach Bancorp, Inc........................     21,400            834,600
  *First Republic Bank.................................    157,149          4,341,241
  First Savings Bancorp, Inc. North Carolina...........     19,400            465,600
  First Savings Bank...................................     16,000            403,000
  *First Team Sports, Inc..............................     41,550            158,409
  First Western Bancorp, Inc...........................     48,075          1,334,081
  First Years, Inc.....................................     34,000            807,500
  First Federal Financial Services Corp................     16,832            744,838
  *Fischer Imaging Corp................................     50,800            292,100
  Flag Financial Corp..................................      4,500             83,813
  *Flagstar Companies, Inc.............................     12,500              2,375
  Flamemaster Corp.....................................        206                753
  *Flanigan's Enterprises, Inc.........................     10,300             93,988
  Flexsteel Industries, Inc............................     61,800            726,150
  Florida Public Utilities Co..........................      5,200            118,300
  *Florsheim Group, Inc................................     41,700            376,603
  *Flow International Corp.............................    158,200          1,567,169
  *Fluor Daniel/GTI, Inc...............................      4,008             37,325
  Flushing Financial Corp..............................     20,500            451,000
  *Foilmark, Inc.......................................     19,700             62,486
  *Foodarama Supermarkets, Inc.........................     22,000            486,750
  *Foothill Independent Bancorp........................     18,567            301,714
  *Forefront Group, Inc................................     15,500            123,516
  *#Forensic Technologies International Corp...........     27,000            326,531
  *Forte Software, Inc.................................     29,000            291,813
  *Fortune Natural Resources Corp......................     49,107            135,044
  *Fossil, Inc.........................................     47,500          1,050,938
  *Foster (L.B.) Co. Class A...........................    126,600            664,650
  *Fountain Oil, Inc...................................     98,300            107,516
  *Fountain Powerboat Industries, Inc..................     22,700            265,306
  *Four Kids Entertainment, Inc........................     19,900             72,138
  *Four Media Co.......................................     20,000            153,750
  *Fourth Shift Corp...................................     48,500            147,016
  Frankfort First Bancorp, Inc.........................      4,300             40,581
  Franklin Bank National Associaton Southfield, MI.....     15,876            263,939
  *Franklin Electronic Publishers, Inc.................     39,000            555,750
  Freds, Inc. Class A..................................     60,000          1,470,000
  *French Fragrances, Inc..............................     41,500            409,813
  Frequency Electronics, Inc...........................     41,693          1,084,018
  *Fresh America Corp..................................     17,800            433,875
  *Fresh Choice, Inc...................................     50,000            210,938
  Friedman Industries, Inc.............................    135,454            948,178
  *Friedmans, Inc. Class A.............................     53,700            782,006
  Frisch's Restaurants, Inc............................     64,568            855,526
  Frontier Adjusters of America, Inc...................      1,000              3,125
  Frozen Food Express Industries, Inc..................    100,000            987,500
  *#Fuisz Technologies, Ltd............................     51,200            454,400
  *Funco, Inc..........................................     50,500            953,188
  *Fuqua Enterprises, Inc..............................     40,500          1,230,188
  Furon Co.............................................     43,100          1,702,450
  *G-III Apparel Group, Ltd............................     43,470            226,859
  GBC Bancorp..........................................     56,700          3,107,869

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *GKN Holding Corp....................................     12,700    $        53,181
  *GNI Group, Inc......................................     76,800            446,400
  *GRC International, Inc..............................    131,600            838,950
  *GT Bicycles, Inc....................................     35,600            241,413
  *GTI Corp............................................     53,600            318,250
  *GTS Duratek, Inc....................................    104,800          1,224,850
  *GZA Geoenvironmental Technologies, Inc..............     15,800             80,481
  *#Gadzooks, Inc......................................     28,400            789,875
  Gainsco, Inc.........................................     90,300            756,263
  *Galey & Lord, Inc...................................     95,000          1,710,000
  *Galileo Corp........................................     69,300            775,294
  *Galoob Toys, Inc. DE................................     17,400            206,625
  *Game Financial Corp.................................     22,600            241,538
  Gamma Biologicals, Inc...............................     39,200            196,000
  *Gantos, Inc.........................................     27,300             32,419
  Garan, Inc...........................................     32,900            814,275
  *Garden Botanika, Inc................................     33,200            145,250
  *Garden Fresh Restaurant Corp........................     19,600            278,075
  *Garden Ridge Corp...................................     18,000            275,063
  *Gardenburger, Inc...................................     55,200            534,750
  *Gardner Denver Machinery, Inc.......................     35,200          1,320,000
  *Garnet Resources Corp...............................     44,200             10,359
  *Gasonics International, Inc.........................    112,000          1,491,000
  *Gatefield Corp......................................    170,800            269,544
  *Gateway Industries, Inc.............................     11,120             27,455
  *#Geerling & Wade, Inc...............................     18,000             80,438
  *Gehl Co.............................................     26,300            599,969
  Gencor Industries, Inc...............................     15,200            262,200
  *Genelabs Technologies, Inc..........................    168,600            500,531
  *Genemedicine, Inc...................................    131,400            689,850
  *General Acceptance Corp.............................     12,500             27,734
  *General Communications, Inc. Class A................     32,400            223,763
  *#General Datacomm Industries, Inc...................     90,000            472,500
  General Employment Enterprises, Inc..................     18,471            251,667
  *General Host Corp...................................    104,986            557,738
  General Housewares Corp..............................     34,830            326,531
  *General Magic, Inc..................................      7,500             13,359
  General Magnaplate Corp..............................      4,200             64,050
  *General Microwave Corp..............................      8,600             81,700
  *General Scanning, Inc...............................     20,200            527,725
  *General Surgical Innovations, Inc...................     70,100            324,213
  Genesee Corp. Class B................................        200              8,975
  *#Geneva Steel Co. Class A...........................    108,300            270,750
  *Genicom Corp........................................    109,900          1,511,125
  *Genlyte Group, Inc..................................     67,100          1,161,669
  *Genome Therapeutics Corp............................    131,600          1,056,913
  Genovese Drug Stores, Inc. Class A...................    116,895          2,133,334
  *Gensia Sicor, Inc...................................    205,100          1,031,909
  *Gensym Corp.........................................     38,500            208,141
  *Genus, Inc..........................................    104,100            445,678
  *Genzyme Transgenics Corp............................     69,200            702,813
  George Mason Bankshares, Inc.........................     30,300          1,166,550
  *Geoscience Corp.....................................     25,000            306,250
  *#Geotek Communications, Inc.........................     11,200             21,875
  *Geoworks............................................     68,000            871,250
  *Getty Petroleum Marketing, Inc......................    104,500            555,156
  Getty Realty Corp....................................     28,900            559,938
  *Giant Cement Holding, Inc...........................     42,000          1,015,875
  *Giant Group, Ltd....................................     53,300            399,750
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Giant Industries, Inc................................     87,500    $     1,607,813
  *Gibraltar Packaging Group, Inc......................     33,100             88,956
  *Gibraltar Steel Corp................................      8,000            164,500
  *Giga-Tronics, Inc...................................     35,000            353,281
  *Gish Biomedical, Inc................................     74,750            364,406
  Glacier Bancorp, Inc.................................     15,880            333,480
  *Glacier Water Services, Inc.........................     30,600            921,825
  Gleason Corp.........................................    233,400          6,053,813
  *Gliatech, Inc.......................................     63,100            678,325
  *Global Motorsport Group, Inc........................     36,300            501,394
  *Global Payment Technologies, Inc....................      8,800             88,000
  *Global Village Communication, Inc...................     97,000            190,969
  *Globalink, Inc......................................     30,500             95,313
  *Globe Business Resources, Inc.......................     15,900            330,919
  *Go Video, Inc.......................................     86,400            210,600
  *Golden Books Family Entertainment, Inc..............     12,000            113,250
  Golden Enterprises, Inc..............................     31,600            224,163
  *Golden Oil Co. DE...................................         69                 32
  *Good Guys, Inc......................................    114,500            944,625
  GoodMark Foods, Inc..................................     90,400          1,525,500
  Gorman-Rupp Co.......................................     35,000            656,250
  *Gottschalks, Inc....................................     57,700            494,056
  *Government Technology Services, Inc.................     41,000            217,813
  *Gradco Systems, Inc.................................    146,411          1,189,589
  *Graham Corp.........................................     13,450            282,450
  *Graham-Field Health Products, Inc...................     63,500            948,531
  Grand Premier Financial, Inc.........................      1,450             20,527
  Granite State Bankshares, Inc........................     14,250            317,953
  Gray Communications Systems, Inc.....................     10,700            294,919
  Great Southern Bancorp, Inc..........................     10,700            237,406
  *Great Train Store Co., Inc..........................      6,100             42,700
  *Greate Bay Casino Corp..............................     50,819             52,407
  Greater Bay Bancorp..................................      4,279            221,171
  Green (A.P.) Industries, Inc.........................    123,100          1,431,038
  *Green Mountain Coffee, Inc..........................      2,700             21,094
  Green Mountain Power Corp............................     38,500            688,188
  *Greenbriar Corp.....................................      5,700            106,163
  Greenbrier Companies, Inc............................    111,000          1,900,875
  *Greyhound Lines, Inc................................    168,900            665,044
  *Grist Mill & Co.....................................     60,450            562,941
  *Gristede's Sloans, Inc..............................     33,339             75,013
  *Grossmans, Inc......................................    130,500              1,175
  *Group 1 Software, Inc...............................     31,400            266,900
  *Group Technologies Corp.............................    106,000            337,875
  *Grow Biz International, Inc.........................     53,600            649,900
  *Grubb & Ellis Co....................................     37,352            464,566
  *Gryphon Holdings, Inc...............................     54,000            887,625
  Guarantee Life Companies, Inc........................      2,300             57,644
  *Guest Supply, Inc...................................    107,100          1,472,625
  *Gulfmark Offshore, Inc..............................     51,600          1,735,050
  *Gull Laboratories, Inc..............................     33,100            341,344
  *Gundle/SLT Environmental, Inc.......................    149,600            738,650
  *HCIA, Inc...........................................     42,100            506,516
  *HD Vest, Inc........................................     10,500             56,438
  *HEI, Inc............................................     18,700             82,981
  HF Financial Corp....................................     11,900            303,450
  *HMI Industries, Inc.................................     84,200            473,625
  *HMN Financial, Inc..................................     18,700            485,031
  *HPR, Inc............................................     82,500          2,193,984
  *HPSC, Inc...........................................     74,800            439,450

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *HS Resources, Inc...................................     45,528    $       725,603
  Hach Co..............................................        300              3,188
  Hach Co. Class A.....................................        300              2,822
  Haggar Corp..........................................     53,500            849,313
  *Hahn Automotive Warehouse, Inc......................     35,368            225,471
  *Hain Food Group, Inc................................     38,200            384,388
  Halifax Corp.........................................      8,450             92,950
  *Hallmark Capital Corp...............................      7,000            104,125
  *Hallwood Group, Inc.................................        969             34,642
  *Halsey Drug Co., Inc................................     64,422            136,897
  *Hammons (John Q.) Hotels, Inc. Class A..............     55,700            480,413
  *Hampshire Group, Ltd................................      4,900             93,100
  *Hampton Industries, Inc.............................     39,440            340,170
  Hancock Fabrics, Inc.................................    108,100          1,526,913
  *Handleman Co........................................    257,000          1,718,688
  Handy & Harman.......................................     15,900            355,763
  *Hanger Orthopedic Group, Inc........................     46,700            577,913
  *Harbor Federal Bancorp, Inc.........................        100              2,138
  *Harcor Energy, Inc..................................    130,500            387,422
  *Harding Lawson Associates Group, Inc................     41,700            398,756
  Hardinge Brothers, Inc...............................      9,800            360,150
  Harleysville National Corp PA........................      2,215             81,678
  Harmon Industries, Inc...............................     54,300          1,435,556
  *Harmonic Lightwaves, Inc............................     86,000          1,112,625
  *Harolds Stores, Inc.................................     37,996            261,223
  *Harris & Harris Group, Inc..........................     31,600            112,575
  *#Harry's Farmers Market, Inc. Class A...............     20,200             42,294
  *Hartmarx Corp.......................................    159,200          1,293,500
  *Harvey Entertainment Co.............................     30,000            423,750
  Harvey's Casino Resorts..............................     67,800          1,343,288
  Haskel International, Inc............................     22,500            272,109
  Hastings Manufacturing Co............................      6,850            280,850
  *Hathaway Corp.......................................     34,580             99,418
  *Hauser, Inc.........................................     51,800            346,413
  Haven Bancorp, Inc...................................     18,700            804,100
  Haverty Furniture Co., Inc...........................     74,200            953,006
  Haverty Furniture Co., Inc. Class A..................     13,550            169,375
  *Hawaiian Airlines, Inc..............................     69,800            279,200
  Hawkins Chemical, Inc................................     41,284            425,741
  *Hawthorne Financial Corp............................     14,100            295,219
  *Health Management Systems, Inc......................     73,000            451,688
  *Health Power, Inc...................................     13,700            106,175
  *Health Professionals, Inc...........................      4,922              3,231
  *Health Risk Management, Inc.........................     34,700            373,025
  *Health Systems Design Corp..........................      6,500             80,844
  *Health-Chem Corp....................................     68,645             42,903
  *Healthcare Services Group, Inc......................     78,800          1,002,238
  *Healthcor Holdings..................................     30,000            138,750
  *Healthdyne Information Enterprises, Inc.............     16,800             30,450
  *Healthdyne Technologies, Inc........................     95,931          1,846,672
  Healthplan Services Corp.............................        874             16,880
  *Healthy Planet Products, Inc........................      6,000             22,125
  *#Heartland Wireless Communications, Inc.............     27,700             53,669
  *Heartstream, Inc....................................     45,500            554,531
  *Hector Communications Corp..........................     21,300            193,031
  Heico Corp...........................................    113,532          3,831,705
  *Hein-Werner Corp....................................     38,904            274,760
  *Heist (C.H.) Corp...................................     10,600             73,206
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Hello Direct, Inc...................................     43,500    $       315,375
  *Hemasure, Inc.......................................     56,400             57,281
  Heritage Financial Services, Inc.....................     20,100            515,063
  *Herley Industries, Inc..............................     15,333            211,308
  *Hf Bancorp, Inc.....................................     13,750            230,313
  *Hi-Lo Automotive, Inc...............................     92,456            254,254
  *Hi-Shear Technology Corp............................     22,500            177,188
  *Hi-Tech Pharmacal, Inc..............................     37,500            189,844
  *Hibbett Sporting Goods, Inc.........................     16,000            437,000
  *High Plains Corp....................................    137,576            434,224
  *#Highway Master Communications, Inc.................    193,100          1,267,219
  Hilb Rogal Hamilton Co...............................     39,435            754,194
  Hilite Industries, Inc...............................     11,200             77,000
  Hingham Institution for Savings MA...................      1,900             51,656
  *Hirsch International Corp. Class A..................     53,900          1,062,841
  Hoenig Group, Inc....................................     32,900            187,119
  *Holiday RV Superstores, Inc.........................      9,600             15,000
  Holly Corp...........................................     45,000          1,212,188
  *Hollywood Casino Corp. Class A......................    213,400            526,831
  *Hologic, Inc........................................     21,930            570,180
  *Holopak Technologies, Inc...........................     32,000            112,000
  *Holophane Corp......................................     12,800            297,600
  Home Federal Bancorp.................................     33,300            899,100
  *Home Health Corp. of America........................     23,800            223,125
  Home Port Bancorp, Inc...............................      2,400             56,700
  *Home Products International, Inc....................     32,000            358,000
  *Home State Holdings, Inc............................     60,000              9,360
  *Homecorp, Inc.......................................        300              7,538
  *Homeowners Group, Inc...............................     47,800             39,602
  *Hondo Oil and Gas Co................................     55,300            435,488
  Hooper Holmes, Inc...................................    125,600          1,993,900
  Horizon Financial Corp...............................     30,408            507,434
  *Hospital Staffing Services, Inc.....................     54,789             51,365
  *Housecall Medical Resources, Inc....................     23,600             76,700
  *Hovnanian Enterprises, Inc. Class A.................    109,800            802,913
  #Howell Corp.........................................    108,200          2,103,138
  *#Howtek, Inc........................................     37,500             63,281
  Hudson Chartered Bancorp, Inc........................     11,100            238,650
  Hudson General Corp..................................     25,300          1,227,050
  *#Hudson Technologies, Inc...........................     21,800            101,506
  Huffy Corp...........................................    105,800          1,593,613
  *Hugoton Energy Corp.................................    152,900          1,462,106
  Hunt Corp............................................     59,200          1,272,800
  Huntco, Inc. Class A.................................     41,200            520,150
  *Hurco Companies, Inc................................     46,900            395,719
  *Hycor Biomedical, Inc...............................     69,316            147,297
  *Hyde Athletic Industries, Inc. Class A..............     56,700            260,466
  *Hyde Athletic Industries, Inc. Class B..............     63,800            319,000
  Hydron Technologies, Inc.............................     97,500             59,414
  *I-Stat Corp.........................................     41,900            776,459
  IBS Financial Corp...................................     13,300            231,919
  *ICC Technologies, Inc...............................     32,100            103,322
  *ICF Kaiser International, Inc.......................    199,000            422,875
  ICO, Inc.............................................    171,518          1,045,188
  *ICU Medical, Inc....................................     72,550            793,516
  *#IDM Environmental Corp.............................     36,000            222,750
  *#IDT Corp...........................................    165,000          3,552,656
  *IEC Electronics Corp................................     59,800            919,425
  IFR Systems, Inc.....................................     62,935          1,903,784

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *IGEN, Inc...........................................     63,800    $       929,088
  *IGI, Inc............................................     65,500            282,469
  *II-VI, Inc..........................................     39,200            962,850
  *ILC Technology, Inc.................................     54,600            791,700
  IMCO Recycling, Inc..................................     59,800            941,850
  *IMP, Inc............................................    250,800            254,719
  *IPC Information Systems, Inc........................     44,800            820,400
  *IQ Software Corp....................................     23,200            181,250
  ISB Financial Corp. LA...............................     23,000            593,688
  *ITC Learning Corp...................................     25,300            112,269
  *ITEQ, Inc...........................................     99,555          1,172,882
  *ITI Technologies, Inc...............................     27,500            685,781
  *ITLA Capital Corp...................................     24,400            437,675
  *#IVI Publishing, Inc................................     65,000            197,031
  *Ibah, Inc...........................................    190,200            647,869
  *Ibis Technology Corp................................     25,600            236,800
  *Identix, Inc........................................     88,600            886,000
  *Ikos Systems, Inc...................................     51,550            414,011
  *#Illinois Superconductor Corp.......................     25,800             79,819
  *Image Entertainment, Inc............................    107,600            430,400
  *Imagyn Medical Technologies, Inc....................    107,200            326,625
  *Imatron, Inc........................................    219,200            753,500
  *Imclone Systems, Inc................................    143,000            956,313
  *Immucor, Inc........................................     54,000            529,875
  *Immulogic Pharmaceutical Corp.......................     88,900            202,803
  *Immune Response Corp. DE............................    150,100          1,763,675
  *Immunogen, Inc......................................     58,200             57,291
  *Immunomedics, Inc...................................    131,700            633,806
  *#Imnet Systems, Inc.................................     71,100          1,168,706
  *Impact Systems, Inc.................................    192,100            351,183
  *Impath, Inc.........................................     22,700            638,438
  *Impco Technologies, Inc.............................     28,000            318,500
  #Imperial Holly Corp.................................     83,200            899,600
  *In Focus Systems, Inc...............................     11,100            365,606
  *In Home Health, Inc.................................     27,500             30,508
  *Incontrol, Inc......................................     72,700            577,056
  *Indenet, Inc........................................    150,350            331,240
  Independence Holding Co..............................     10,919            133,758
  Independent Bank Corp. MA............................    118,100          1,926,506
  Independent Bank East................................     11,867            381,969
  Independent Bankshares, Inc..........................        982             16,019
  *Individual, Inc.....................................    114,000            407,906
  Industrial Acoustics Co., Inc........................        900             10,013
  Industrial Bancorp, Inc..............................        700             12,600
  *#Industrial Holdings, Inc...........................     27,100            364,156
  Industrial Scientific Corp...........................     10,000            220,000
  *Inference Corp. Class A.............................     60,000            307,500
  *Infinium Software, Inc..............................     30,600            395,888
  *Infonautics Corp. Class A...........................     11,400             29,569
  *Information Resource Engineering, Inc...............     25,300            205,563
  *Information Storage Devices, Inc....................     64,000            452,000
  *Infu-tech, Inc......................................     12,600             74,025
  *Inhale Therapeutic Systems..........................     60,500          1,883,063
  *Innerdyne, Inc......................................    139,700            475,853
  *Innodata Corp.......................................      8,350              6,915
  *Innoserv Technologies, Inc..........................     13,640             32,821
  *Innovative Gaming Corp. of America..................     32,350             98,061
  Innovex, Inc.........................................     74,100          1,718,194
  *Insight Enterprises, Inc............................     27,000          1,053,000
  *Insite Vision, Inc..................................     83,300            296,756
  Insituform East, Inc.................................     19,600             52,675
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Insituform Technologies, Inc. Class A...............    116,500    $     1,033,938
  *Inso Corp...........................................     69,100            742,825
  Insteel Industries, Inc..............................     59,944            449,580
  Instron Corp.........................................    118,200          2,009,400
  *Insurance Auto Auctions, Inc........................     50,000            531,250
  *Integra Lifesciences Corp...........................     28,600             92,056
  *Integramed America, Inc.............................     62,200            119,541
  *Integrated Circuit Systems, Inc.....................     18,800            527,575
  *Integrated Measurement System, Inc..................     33,700            615,025
  *Integrated Orthopedics, Inc.........................     45,000            376,875
  *Integrated Packaging Assembly Corp..................     23,500             24,969
  *Integrated Silicon Solution, Inc....................     75,200            742,600
  *Integrated Systems Consulting Group, Inc............     21,000            217,875
  *Intellicall, Inc....................................     68,907            378,989
  *Intellicorp, Inc....................................      6,900             25,444
  *Intellidata Technologies Corp.......................     12,000             25,875
  *Intelligent Electronics, Inc........................    110,274            568,600
  *Intelligent Systems Corp............................     21,300            111,825
  Intercargo Corp......................................     36,800            496,800
  Interchange Financial Services Corp. Saddle Brook....     21,420            610,470
  *Interdigital Communications Corp....................     21,700             93,581
  *Interface Systems, Inc..............................     29,800             89,400
  *Interferon Sciences, Inc............................     61,400            573,706
  *Interlake Corp......................................    196,200            895,163
  *Interleaf, Inc......................................    143,100            527,681
  *Interlink Electronics...............................     21,700            161,394
  *Interlinq Software Corp.............................     34,200            145,350
  *Interlott Technologies, Inc.........................     14,400            116,100
  *Intermagnetics General Corp.........................    162,119          1,448,939
  International Aluminum Corp..........................      6,800            210,800
  *#International Lottery & Totalizer Systems, Inc.....     34,700             53,677
  *International Microcomputer Software, Inc...........      4,000             63,250
  *International Remote Imaging Systems, Inc...........     34,350            137,400
  International Shipholding Corp.......................     53,950            967,728
  *International Technology Corp.......................     76,175            628,444
  *International Thoroughbred Breeders, Inc............     56,650            198,275
  *Interphase Corp.....................................     33,500            216,703
  *Interpore International.............................     50,000            356,250
  *Intersolv, Inc......................................     60,200            961,319
  Interstate Johnson Lane, Inc.........................     22,850            591,244
  *Interstate National Dealers Services, Inc...........     12,700            118,269
  *Intersystems, Inc...................................     52,700            111,988
  *Intertan, Inc.......................................     71,900            408,931
  *Intervisual Books, Inc. Class A.....................      1,500              3,844
  *Intervoice, Inc.....................................     59,500            581,984
  Interwest Bancorp....................................     18,200            706,388
  *Intevac, Inc........................................     61,200            612,000
  Investors Title Co...................................     24,000            525,000
  *#Invision Technologies, Inc.........................     28,800            216,000
  *Invivo Corp.........................................     13,700            119,019
  *#Ion Laser Technology, Inc..........................     26,400             84,150
  *Iridex Corp.........................................     32,000            314,000
  Iroquois Bancorp.....................................        400             10,100

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Isco, Inc............................................    101,341    $       931,070
  *Isolyser Co., Inc...................................    227,900            683,700
  *Iwerks Entertainment, Inc...........................    100,924            372,157
  *J & J Snack Foods Corp..............................     40,000            650,000
  *J. Alexander's Corp.................................    120,200            653,588
  *#JMAR Industries, Inc...............................     82,400            289,688
  *JPE, Inc............................................     29,500            169,625
  *Jackpot Enterprises, Inc............................     50,775            615,647
  Jacksonville Bancorp, Inc............................     11,300            215,406
  *Jaclyn, Inc.........................................     23,227            101,618
  *Jaco Electronics, Inc...............................     18,873            127,393
  *Jacobson Stores, Inc................................     49,700            546,700
  *Jalate, Ltd.........................................     11,000             21,313
  *Jan Bell Marketing, Inc.............................    224,900            632,531
  *Jason, Inc..........................................     97,400            748,763
  *Jean Philippe Fragrances, Inc.......................     69,000            534,750
  Jeffbanks, Inc.......................................     13,587            525,647
  Jefferson Savings Bancorp, Inc.......................     40,000          1,715,000
  *Jennifer Convertibles, Inc..........................     41,000            102,521
  *Jerry's Famous Deli, Inc............................     25,300             69,180
  *Johnson Worldwide Associates, Inc. Class A..........     64,000          1,072,000
  Johnston Industries, Inc.............................    197,813          1,026,155
  *Johnstown American Industries, Inc..................     86,700            915,769
  *Jos. A. Bank Clothiers, Inc.........................     57,900            405,300
  *Joule, Inc..........................................     42,100            247,338
  *Jumbosports, Inc....................................    174,400            512,300
  *Just Toys, Inc......................................     28,300             30,953
  *K & G Men's Center, Inc.............................     56,500          1,077,031
  K Swiss, Inc. Class A................................     31,200            516,750
  *K-Tel International, Inc............................      9,700             70,931
  *K-Tron International, Inc...........................     63,400          1,117,425
  *K-V Pharmaceutical Co. Class A......................     29,250            639,844
  *K-V Pharmaceutical Co. Class B......................     19,400            428,013
  *KBK Capital Corp....................................      5,000             49,375
  *#KFX, Inc...........................................     38,000            118,750
  *KLLM Transport Services, Inc........................     37,400            474,513
  *KTI, Inc............................................     22,619            361,904
  *KVH Industries, Inc.................................      1,100              7,013
  *Kaiser Ventures, Inc................................     78,900          1,065,150
  *Kaneb Services, Inc.................................    162,300            821,644
  *Karrington Health, Inc..............................     35,000            406,875
  Katy Industries, Inc.................................     48,200            843,500
  *Katz Digital Technologies, Inc......................     14,800             56,888
  Kaye Group, Inc......................................     41,000            276,750
  Keithley Instruments, Inc............................      6,600             70,125
  *Kelley Oil & Gas Corp...............................     56,100            166,547
  Kenan Transport Co...................................        200              4,975
  *Kensey Nash Corp....................................     10,400            175,500
  *Kent Financial Services, Inc........................     14,278             85,668
  *Kentucky Electric Steel, Inc........................     15,700            111,863
  Kentucky First Bancorp, Inc..........................      2,700             39,150
  Kewaunee Scientific Corp.............................     20,400            240,975
  *Key Energy Group, Inc...............................     12,658            307,748
  *Key Production Co., Inc.............................     48,172            514,838
  *Key Technology, Inc.................................     27,000            340,875
  *Key Tronic Corp.....................................    129,100            718,119
  *Keystone Consolidated Industries, Inc...............     88,600          1,129,650
  Keystone Heritage Group, Inc.........................     29,600          1,583,600
  *Kimmins Corp........................................     16,400             77,900
  *Kinark Corp.........................................     52,800            171,600
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Kinnard Investment, Inc.............................     26,900    $       158,878
  *Kit Manufacturing Co................................     12,000            105,000
  Klamath First Bancorp, Inc...........................     41,800            901,313
  Knape & Vogt Manufacturing Co........................     54,599          1,078,330
  *Knickerbocker (L.L.) Co., Inc.......................     60,000            420,000
  *Knight Transportation, Inc..........................     16,000            439,000
  *Koala Corp..........................................     11,300            178,681
  Kollmorgen Corp......................................     41,800            731,500
  *Koo Koo Roo, Inc....................................    216,111            746,258
  *Kopin Corp..........................................     85,900          1,825,375
  *Koss Corp...........................................     52,000            715,000
  *Krauses Furniture, Inc..............................      2,933              8,249
  *Kronos, Inc.........................................     29,000            899,000
  *Krug International Corp.............................     32,465            204,935
  *#L.A. Gear, Inc.....................................     45,600             19,950
  LCS Industries, Inc..................................     21,460            380,915
  LSB Bancshares, Inc. NC..............................     18,472            487,199
  LSB Industries, Inc..................................    108,900            476,438
  LSI Industries, Inc..................................    143,403          2,482,664
  *LTX Corp............................................     93,000            517,313
  *LXR Biotechnology, Inc..............................     63,300            114,731
  *La Jolla Pharmceutical Co...........................    139,300            683,441
  *LaBarge, Inc........................................    221,650            997,425
  LaCrosse Footwear, Inc...............................     13,300            187,863
  Lab Holdings, Inc....................................      1,800             42,469
  Labone, Inc..........................................      7,400            123,488
  *Labor Ready, Inc....................................      8,750            196,328
  *Laclede Steel Co....................................     25,450            119,297
  *Ladd Furniture, Inc.................................     46,333            709,474
  *Laidlaw Environmental Services, Inc.................        200                900
  *Lakeland Industries, Inc............................     11,900             89,994
  Lakeview Financial Corp..............................      7,000            172,813
  *Lamson & Sessions Co................................    143,800            934,700
  *Lancer Corp.........................................     99,225          1,227,909
  *Lancit Media Productions, Ltd.......................     53,200            131,338
  *Landair Services, Inc...............................     50,100          1,384,013
  Landauer, Inc........................................     71,000          1,899,250
  *Landec Corp.........................................     55,900            265,525
  *Lanvision Systems, Inc..............................      4,700             28,788
  *Larson Davis, Inc...................................      5,600             25,725
  *Laser Vision Centers, Inc...........................     13,500            108,000
  *Lasermaster Technologies, Inc.......................     98,700            428,728
  *Laserscope..........................................     66,600            353,813
  *#LaserSight Corporation.............................     41,600            143,000
  *Lawrence Savings Bank MA............................      7,700            105,394
  Lawyers Title Corp...................................     57,300          1,819,275
  *Layne Christensen Co................................     41,800            728,888
  *Lazare Kaplan International, Inc....................     72,800          1,041,950
  *Leasing Solutions, Inc..............................     66,100          1,582,269
  *Leather Factory, Inc................................        200                131
  *Lechters, Inc.......................................    124,500            708,094
  *Lectec Corp.........................................     18,380             96,495
  Lesco, Inc...........................................     87,100          1,853,597
  *Leslie Building Products, Inc.......................     27,800             53,001
  *Level 8 Systems, Inc................................     29,400            431,813
  *Levitz Furniture, Inc...............................    122,200             53,463
  *Lexford, Inc........................................     22,100            678,194
  *Lexington Global Asset Managers, Inc................      7,800             68,738
  Liberty Homes, Inc. Class A..........................        200              2,050
  *Liberty Technologies, Inc...........................     21,000             59,063
  *Lidak Pharmaceuticals Class A.......................    118,000            252,594

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Life Bancorp, Inc....................................      4,300    $       133,300
  *Life Medical Sciences, Inc..........................     70,100            357,072
  *Life Quest Medical, Inc.............................      8,100             36,956
  *Life USA Holdings, Inc..............................     85,400          1,433,119
  *Lifecore Biomedical, Inc............................     48,900            950,494
  *Lifeline Systems, Inc...............................     21,500            481,063
  Lifetime Hoan Corp...................................     81,092            826,125
  Lillian Vernon Corp..................................     49,000            682,938
  *Lindal Cedar Homes, Inc.............................     40,777            165,657
  Lindberg Corp........................................     53,200            771,400
  *Liposome Co., Inc...................................     15,000             89,531
  Liqui Box Corp.......................................     12,400            460,350
  Litchfield Financial Corp............................     22,863            452,973
  *Littlefield, Adams & Co.............................     16,500              5,676
  *Liuski International, Inc...........................      7,700              7,219
  *Lodgenet Entertainment Corp.........................     79,500          1,003,688
  *Loehmanns, Inc......................................     54,500            357,656
  *Logans Roadhouse, Inc...............................     34,000            608,813
  *#Logic Devices, Inc.................................     49,300            138,656
  *Logic Works, Inc....................................     94,000            787,250
  *Loronix Information Systems, Inc....................     17,700             36,506
  *Louis Dreyfus Natural Gas Corp......................     32,472            671,765
  Lufkin Industries, Inc...............................     28,400          1,008,200
  *Lumisy, Inc.........................................     25,300            156,544
  *Lunar Corp..........................................     83,100          1,885,331
  *Lund International Holdings, Inc....................     15,800            204,413
  *#Luria (L.) & Son, Inc..............................     79,297              1,150
  *Lynch Corp..........................................     29,600          2,545,600
  *M-Wave, Inc.........................................     10,600             44,388
  *#M.H. Meyerson & Co., Inc...........................     25,150            135,181
  M/A/R/C, Inc.........................................     20,757            396,978
  *MAI Systems Corp....................................     42,507            146,118
  #MDC Holdings, Inc...................................    141,400          1,564,238
  MFB Corp.............................................      3,700             84,638
  *MFRI, Inc...........................................     20,000            195,000
  *MGI Pharma, Inc.....................................    137,700            589,528
  *MHM Services, Inc...................................         75                 84
  *MI Schottenstein Homes, Inc.........................     43,800            648,788
  *MK Gold Corp........................................     58,500             86,836
  *MLX Corp............................................     22,645            441,578
  *MRS Technology, Inc.................................     47,500             48,984
  *MS Carriers, Inc....................................     42,600          1,027,725
  MSB Bancorp, Inc.....................................      6,200            179,025
  *MTI Technology Corp.................................     18,500            253,219
  MTS Systems Corp.....................................     30,400          1,160,900
  *#MVSI, Inc..........................................     25,400            146,844
  MYR Group, Inc.......................................     39,200            874,650
  *Macheezmo Mouse Restaurants, Inc....................     10,800              4,223
  *MacNeal-Schwendler Corp.............................    123,500          1,258,156
  *Madden (Steven), Ltd................................      3,200             22,400
  *Magainin Pharmaceuticals, Inc.......................    135,600          1,097,513
  *#Magnum Hunter Resources, Inc.......................     68,000            391,000
  *Main Street & Main, Inc.............................      9,850             28,627
  Maine Public Service Co..............................     32,700            412,838
  Mainstreet Bankgroup, Inc............................     20,600            566,500
  *Mallon Resources Corp...............................     21,175            211,750
  *Managed Care Solutions, Inc.........................     19,700             54,175
  *Manatron, Inc.......................................        115                225
  *#Manhattan Bagel Co., Inc...........................     33,100             44,995
  *Mapics, Inc.........................................     73,900            808,281
  *Mapinfo Corp........................................     46,000            621,000
  *Marcam Solutions, Inc...............................     34,550            300,153
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Marisa Christina, Inc...............................     72,200    $       342,950
  Maritrans, Inc.......................................     65,900            593,100
  *Mark VII, Inc.......................................     95,600          1,720,800
  *Marker International................................     83,900            393,281
  *Marlton Technologies, Inc...........................     62,300            412,738
  Marsh Supermarkets, Inc. Class A.....................     15,700            241,388
  Marsh Supermarkets, Inc. Class B.....................     18,500            278,656
  *Martek Biosciences Corp.............................     60,700            677,184
  *Marten Transport, Ltd...............................     35,200            765,600
  Maryland Federal Bancorp.............................     34,230            893,189
  Mason Dixon Bancshares, Inc..........................      8,400            236,775
  Massbank Corp. Reading, MA...........................     11,000            492,938
  *Mastering, Inc......................................    116,000          1,007,750
  *Matec Corp. DE......................................     23,800             98,175
  *Material Sciences Corp..............................      9,367            137,578
  *Mathsoft, Inc.......................................     40,100            131,578
  *Matlack Systems, Inc................................     75,650            657,209
  *Matria Healthcare, Inc..............................    106,000            556,500
  *Matrix Pharmaceutical, Inc..........................    152,000            536,750
  *Matrix Service Co...................................     83,600            663,575
  *Matthews Studio Equipment Group.....................     30,500            122,000
  *Mattson Technology, Inc.............................    123,000          1,203,094
  *Maverick Tube Corp..................................     80,000          2,287,500
  *Max & Ermas Restaurants, Inc........................     15,657             95,899
  *Maxco, Inc..........................................     17,100            197,719
  *Maxicare Health Plans, Inc..........................     12,000            155,250
  *Maxim Group, Inc....................................     76,000          1,168,500
  *Maxwell Technologies, Inc...........................     58,492          1,551,866
  *Maxxim Medical, Inc.................................     69,479          1,519,853
  Mayflower Co-Operative Bank Middleboro...............        200              5,025
  *Maynard Oil Co......................................    103,200          1,264,200
  *Mays (J.W.), Inc....................................      2,100             20,770
  *McClain Industries, Inc.............................     91,066            415,489
  McGrath Rent Corp....................................     58,200          1,282,219
  *McMoran Oil & Gas Co................................     57,800            187,850
  *McWhorter Technologies, Inc.........................     11,000            261,250
  *Meadow Valley Corp..................................      1,300              7,759
  Meadowbrook Insurance Group, Inc.....................     35,800            845,775
  *Measurement Specialties, Inc........................     12,550             50,984
  *Mecklermedia Corp...................................     34,100            752,331
  *Mecon, Inc..........................................     58,000            393,313
  *Medalliance, Inc. Liquidating Trust Escrow..........     25,000                  0
  *Medar, Inc..........................................    105,500            570,359
  *Medarex, Inc........................................    121,200            712,050
  *#Medcath, Inc.......................................     26,700            450,563
  *Medco Research, Inc.................................     54,000            877,500
  Medford Savings Bank MA..............................     37,900          1,407,038
  *Media 100, Inc......................................     82,600            384,606
  *Media Arts Group, Inc...............................     47,400            524,363
  *#Media Logic, Inc...................................     21,800             29,975
  *Medical Action Industries, Inc......................     35,500            127,578
  *Medical Graphics Corp...............................     12,700             53,181
  *Medical Resources, Inc..............................     93,600            845,325
  *Medicalcontrol, Inc.................................     16,400             88,150
  *Medicore, Inc.......................................     47,500            109,844
  *Medicus Systems Corp................................     42,000            307,125
  *Mediq, Inc..........................................     72,000            733,500
  *Medplus, Inc........................................     47,000            447,969
  *Medquist Inc........................................     81,900          2,165,231
  *Medstone International, Inc.........................     43,700            434,269

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Merchants Bancorp, Inc...............................     20,000    $       483,750
  Merchants Bancshares, Inc............................      9,600            268,800
  Merchants Group, Inc.................................     11,200            218,400
  Merchants New York Bancorp, Inc......................        800             22,875
  #Mercury Air Group, Inc..............................     30,053            173,744
  *Mercury Interactive Corp............................     10,800            263,250
  *Meridian Data, Inc..................................     61,600            259,875
  Meridian Diagnostics, Inc............................    118,854          1,266,538
  Meridian Insurance Group, Inc........................     20,000            368,750
  *Meridian Medical Technology, Inc....................     17,900            156,625
  *Meridian Resource Corp..............................    127,772          1,365,563
  *#Merisel, Inc.......................................    240,800          1,136,275
  *Merit Medical Systems, Inc..........................     36,450            230,091
  *Merix Corp..........................................     48,000            717,000
  Merrill Corp.........................................     60,200          1,215,288
  Merrimac Industries, Inc.............................     12,332            174,190
  *Mesa Air Group, Inc.................................    200,500          1,115,281
  *Mesa Labs, Inc......................................     17,800            137,950
  *Mesaba Holdings, Inc................................    104,700          2,303,400
  *Mestek, Inc.........................................    118,750          2,115,234
  *Met-Coil Systems Corp...............................     27,500             86,804
  Met-Pro Corp.........................................    151,665          2,474,035
  *#Metal Management, Inc..............................    106,906          2,238,344
  *Metatec Corp. Class A...............................     65,100            325,500
  *Metra Biosystems, Inc...............................     71,100            268,847
  *#Metricom, Inc......................................     68,400            912,713
  *Metrocall, Inc......................................    158,399            836,545
  *Metrologic Instruments, Inc.........................     57,300            809,363
  *Metrotrans Corp.....................................      7,000             78,313
  Metrowest Bank MA....................................     64,700            525,688
  *Michael Anthony Jewelers, Inc.......................     74,300            204,325
  *Micrion Corp........................................     19,700            426,628
  *#Micro Component Technology, Inc....................     22,000             54,313
  *Micro Linear Corp...................................     93,500            715,859
  *Microage, Inc.......................................     86,200          1,740,163
  *Microdyne Corp......................................     64,500            465,609
  *Microfluidics International Corp....................     12,500             37,891
  *Micrografx, Inc.....................................     78,500            740,844
  *Microlog Corp.......................................     26,000            183,625
  *Micronics Computers, Inc............................    108,600            230,775
  *Microprose, Inc.....................................     95,600            457,088
  *Micros to Mainframes, Inc...........................     10,100             47,344
  *Microsemi Corp......................................    135,875          2,326,859
  *Microtest, Inc......................................     64,200            384,197
  *Microtouch Systems, Inc.............................     71,200          1,486,300
  *#Microware Systems Corp.............................     36,900            154,519
  *Microwave Power Dynamics, Inc.......................     80,000            600,000
  Mid America Banccorp.................................     32,004            968,126
  *#Midcom Communications, Inc.........................    129,000             60,469
  *Middleby Corp.......................................     65,200            670,338
  Middlesex Water Co...................................     15,600            295,425
  *#Midisoft Corp......................................     58,300             71,068
  Midland Co...........................................     14,700            888,431
  *Midwest Grain Products, Inc.........................     30,100            421,400
  Mikasa, Inc..........................................      1,000             13,313
  *Mikohn Gaming Corp..................................     66,650            551,945
  *Miller Building Systems, Inc........................     72,800            614,250
  *Miltope Group, Inc..................................     50,500            173,594
  *Mindspring Enterprises, Inc.........................     31,600            922,325
  Minntech Corp........................................     29,930            347,942
  Minuteman International, Inc.........................     15,000            161,250
  *Mitcham Industries, Inc.............................     45,100          1,265,619
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Mity-Lite, Inc......................................     28,100    $       554,975
  *Mobile America Corp.................................      9,200            109,250
  Mobile Gas Service Corp..............................     34,100          1,325,638
  *Mobile Mini, Inc....................................     28,100            149,281
  Modern Controls, Inc.................................     84,975            993,145
  *Modtech, Inc........................................     29,000            601,750
  *Molecular Biosystems, Inc...........................    121,400          1,236,763
  *Molecular Devices Corp..............................     18,500            379,250
  *Molecular Dynamics, Inc.............................     51,100          1,037,969
  *#Molten Metal Technology, Inc.......................    103,000             32,188
  *Monaco Coach Corp...................................     25,100            633,775
  *Monaco Finance, Inc. Class A........................     16,300             17,319
  *Monarch Casino and Resort, Inc......................     82,100            431,025
  Monarch Machine Tool Co..............................     39,761            332,998
  *Moneygram Payment Systems, Inc......................     33,500            433,406
  *Monro Muffler Brake, Inc............................     33,686            486,342
  *Monroc, Inc.........................................     15,500            170,500
  Monterey Bay Bancorp, Inc............................      9,600            186,000
  *#Monterey Pasta Co..................................     32,400             45,563
  *Moog, Inc. Class A..................................     25,250            918,469
  *Moog, Inc. Class B..................................      1,500             55,125
  *Moore Handley, Inc..................................      1,500              4,125
  *Moore Medical Corp..................................     25,100            279,238
  *Moore Products Co...................................     21,900            791,138
  *Moovies, Inc........................................    106,500            133,125
  *Morgan Products, Ltd................................     65,300            399,963
  *#Morrow Snowboards, Inc.............................     12,000             32,250
  *Morton's Restaurant Group, Inc......................     54,900          1,235,250
  *Mosaix, Inc.........................................     96,900            884,213
  *Moscom Corp.........................................     36,100            250,444
  *#Mossimo, Inc.......................................    128,750            675,938
  *Mother's Work, Inc..................................     33,500            301,500
  *Motor Car Parts & Accessories, Inc..................     40,500            674,578
  *Motor Club of America...............................     20,500            279,313
  Movado Group, Inc....................................     18,150            326,700
  *Movie Gallery, Inc..................................    110,000            360,938
  *Moviefone, Inc. Class A.............................     28,300            189,256
  Mueller (Paul) Co....................................     26,700          1,034,625
  *Multi Color Corp....................................      9,600             62,400
  *Multigraphics, Inc..................................      3,400              8,925
  *Musicland Stores Corp...............................    210,600          1,145,138
  *Mutual Savings Bank FSB Bay City, MI................     19,700            253,638
  *Mylex Corp..........................................     42,000            338,625
  *Myriad Genetics, Inc................................      3,300             90,234
  *Mysoftware Co.......................................     14,000             34,125
  *N & F Worldwide Corp................................     80,100            770,963
  *NABI, Inc...........................................    160,600            677,531
  *NAI Technologies, Inc...............................     82,813            186,329
  NBT Bancorp..........................................     38,655            997,802
  NN Ball & Roller, Inc................................    124,300          1,064,319
  *NPS Pharmaceuticals, Inc............................     75,600            699,300
  *NS Group, Inc.......................................     60,000          1,125,000
  *NSA International, Inc..............................     30,500             52,422
  NSC Corp.............................................     79,800            187,031
  *NTN Communications, Inc.............................    167,500            251,250
  NUI Corp.............................................     24,200            595,925
  NYMAGIC, Inc.........................................     62,700          1,598,850
  *Nanometrics, Inc....................................     30,300            268,913
  *Nantucket Industries, Inc...........................     28,135             12,309
  *Napco Security Systems, Inc.........................     64,100            396,619
  *#Napro Biotherapeutics, Inc.........................     90,500            576,938

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Nash Finch Co........................................     30,500    $       571,875
  *Nashua Corp.........................................     43,200            564,300
  *Nastech Pharmaceutical Co., Inc.....................      6,300             85,444
  *Nathans Famous, Inc.................................     17,500             66,719
  *National Auto Credit, Inc...........................     35,300            237,172
  *National Beverage Corp..............................     49,200            485,850
  *National City Bancorp...............................     26,067            729,876
  *National Dentex Corp................................     32,900            703,238
  *National Energy Group, Inc..........................    185,700            795,028
  National Gas & Oil Co................................    137,489          1,589,727
  *National Home Centers, Inc..........................     60,000             69,375
  *National Home Health Care Corp......................     22,077            117,288
  National Insurance Group.............................     45,200            477,425
  *National Media Corp.................................    127,000            523,875
  *National Patent Development Corp....................     69,850            942,975
  *National Record Mart, Inc...........................     15,200             57,475
  *National RV Holdings, Inc...........................     29,100            697,491
  National Security Group, Inc.........................     10,500            179,156
  *National Standard Co................................     96,500            566,938
  National Technical Systems, Inc......................     47,184            402,539
  *National Techteam, Inc..............................     88,300            960,263
  *National Vision Association, Ltd....................    123,800            646,081
  *Natural Alternatives International, Inc.............     47,000            425,938
  *Natural Wonders, Inc................................     35,900            271,494
  *Navarre Corp........................................     54,200            159,213
  *Navigators Group, Inc...............................     20,520            388,598
  Nelson (Thomas), Inc.................................     39,400            449,406
  *Neogen Corp.........................................     25,800            287,025
  *Neopath, Inc........................................     30,100            500,413
  *Neoprobe Corp.......................................     63,000            507,938
  *Neorx Corp..........................................    139,700            772,716
  *Neose Technologies, Inc.............................     31,600            548,063
  *#Neoware Systems, Inc...............................     27,200             79,900
  *Netcom On-Line Communication Services, Inc..........     38,500            770,000
  *Netmanage, Inc......................................     97,300            276,697
  *Netrix Corp.........................................     83,200            111,800
  *Netvantage, Inc. Class A............................     12,200             86,163
  *Network Computing Devices, Inc......................    130,000          1,072,500
  *#Network Imaging Corp...............................     85,000            104,922
  *Network Peripherals, Inc............................     56,800            298,200
  *Network Six, Inc....................................        775              2,083
  *Neurex Co...........................................     57,100            897,541
  *Neurobiological Technologies, Inc...................     14,600             28,288
  *Neuromedical Systems, Inc...........................     77,700            288,947
  *New Brunswick Scientific Co., Inc...................     37,537            290,912
  New England Community Bancorp, Inc. Class A..........     18,600            434,775
  New Hampsire Thrift BancShares, Inc..................        200              4,125
  *New Horizons Worldwide, Inc.........................     57,400            889,700
  *New Jersey Steel Corp...............................     29,800            671,431
  *New Mexico & Arizona Land Co........................     33,046            495,690
  Newcor, Inc..........................................     86,126            742,837
  Newmil Bancorp, Inc..................................     44,200            618,800
  #Newport Corp........................................     74,600          1,258,875
  *Nexthealth, Inc.....................................     26,700             29,620
  *#Niagara Corp.......................................      4,500             41,906
  *Nichols Research Corp...............................     55,250          1,277,656
  *Nimbus CD International, Inc........................     17,500            173,906
  *Nitches, Inc........................................     10,194             61,164
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Nobel Education Dynamics, Inc.......................     23,050    $       137,580
  *Nobility Homes......................................     11,250            175,781
  *Noel Group, Inc.....................................     43,600            155,325
  Noland Co............................................        500             11,938
  *Noodle Kidoodle, Inc................................     65,000            186,875
  *Nord Resources Corp.................................    138,700            242,725
  *Norland Medical System, Inc.........................     31,300            235,728
  *Norstan, Inc........................................     90,400          2,192,200
  *Nortek, Inc.........................................     19,700            480,188
  North Carolina Natural Gas Corp......................     14,450            478,656
  North Central Bancshares, Inc........................      9,400            178,306
  Northern Technologies International..................     17,600            198,000
  *#Northfield Laboratories, Inc.......................     59,200            669,700
  #Northland Cranberries, Inc. Class A.................     56,800            796,975
  Northrim Bank........................................      8,300            115,163
  *Northwest Pipe Co...................................     11,000            250,938
  *Northwest Teleproductions, Inc......................     15,800             37,525
  *Northwestern Steel & Wire Co........................    159,100            596,625
  *Norton McNaughton, Inc..............................     62,500            378,906
  Norwich Financial Corp...............................     23,800            709,538
  *Norwood Promotional Products, Inc...................     31,200            473,850
  *Novadigm, Inc.......................................     26,100            129,684
  *Novametrix Medical Systems, Inc.....................     59,700            453,347
  *Novavax, Inc........................................     65,500            286,563
  *Noven Pharmaceuticals, Inc..........................     85,900            614,722
  *Novitron International, Inc.........................      4,283             12,046
  *Nu Horizons Electronics Corp........................     71,054            501,819
  *Nu-Kote Holding, Inc. Class A.......................    101,700             55,617
  *#Nuko Information Systems, Inc......................     29,200             13,987
  *Numerex Corp. Class A...............................     11,500             84,094
  *Nutramax Products, Inc..............................     44,000            514,250
  *Nview Corp..........................................     20,650             25,167
  *O'Charleys, Inc.....................................     60,650          1,080,328
  O'Sullivan Corp......................................     78,600            781,088
  *O'Sullivan Industries Holdings, Inc.................    133,400          1,700,850
  *O.I. Corp...........................................     13,800             60,375
  *ODS Networks, Inc...................................     47,900            405,653
  *OEC Medical Systems, Inc............................     62,100          1,335,150
  *OHM Corp............................................     43,600            370,600
  *OSI Pharmaceutical, Inc.............................    132,400            947,488
  *#OTR Express, Inc...................................     16,600             98,563
  *Oacis Healthcare Holdings Corp......................     33,000            158,813
  *Oak Hill Sportswear Corp............................     21,600             83,700
  *Objectshare, Inc....................................     40,300             28,336
  *Ocal, Inc...........................................     11,000             33,000
  *#Odwalla, Inc.......................................     21,100            166,163
  Oglebay Norton Co....................................     50,000          1,531,250
  Ohio Art Co..........................................      1,000             15,000
  Oil-Dri Corp. of America.............................     60,900          1,020,075
  *Old America Stores, Inc.............................     14,700              4,138
  *Old Dominion Freight Lines, Inc.....................     71,600          1,132,175
  *Olympic Steel, Inc..................................     94,000          1,318,938
  *Omega Environmental, Inc............................     88,600              5,538
  *Omni Multimedia Group, Inc..........................      6,700              2,513
  *On Assignment, Inc..................................     40,800            923,100
  *On Technology Corp..................................     25,000             49,219
  *On-Point Technology Systems, Inc....................      2,200              5,981
  *Oncor, Inc..........................................    185,800            812,875
  *Oncormed, Inc.......................................     32,300            213,988
  *One Price Clothing Stores, Inc......................     65,600            135,300
  *Oneita Industries, Inc..............................     59,020             20,288
  *Onyx Acceptance Corp................................      8,500             65,875

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Opinion Research Corp...............................     15,500    $        77,500
  *Opta Food Ingredients, Inc..........................     93,600            479,700
  *Optek Technology, Inc...............................        300              5,738
  *Opti, Inc...........................................     60,000            371,250
  Optical Coating Laboratory, Inc......................     67,092          1,031,540
  *Option Care, Inc....................................     44,900            193,631
  Orange Co., Inc......................................     91,747            733,976
  *Oravax, Inc.........................................     27,400             82,200
  *Orbit International Corp............................     27,600             68,138
  *Orcad, Inc..........................................      6,000             50,063
  *Oriole Homes Corp. Class A Convertible..............     66,300            314,925
  *Oriole Homes Corp. Class B..........................     23,000            109,250
  *Orion Network Systems, Inc..........................     25,700            440,916
  *Oroamerica, Inc.....................................     45,200            251,425
  *Orphan Medical, Inc.................................     40,500            222,750
  *Ortel Corp..........................................     38,100            678,656
  *Orthologic Corp.....................................    128,200            661,031
  Oshkosh Truck Corp. Class B..........................     43,200            761,400
  *Oshman's Sporting Goods, Inc........................     50,200            288,650
  *Osmonics, Inc.......................................      9,600            139,200
  *Osteotech, Inc......................................     54,100          1,633,144
  *Ostex International, Inc............................    104,500            329,828
  Ottawa Financial Corp................................      3,140             86,939
  *Outlook Group Corp..................................     37,900            253,456
  Owosso Corp..........................................     29,500            229,547
  Oxford Industries, Inc...............................     53,100          1,865,138
  *#Oxigene, Inc.......................................     19,800            358,875
  *Oxis International, Inc.............................     89,800             56,125
  *P&F Industries, Inc. Class A........................        600              3,956
  *PAM Transportation Services, Inc....................     33,650            331,242
  *PC Quote, Inc.......................................     54,100             74,388
  *PC Service Source, Inc..............................     24,200            136,125
  PCA International, Inc...............................     32,900            806,050
  *#PHP Healthcare Corp................................     39,490            636,776
  *PICO Holdings, Inc..................................     48,559            295,906
  PLM International, Inc...............................     41,900            235,688
  *PMR Corp............................................     29,400            663,338
  *PPT Vision, Inc.....................................     46,200            363,825
  PS Group Holdings, Inc...............................      2,000             28,500
  *PSC, Inc............................................     53,600            619,750
  *PST Vans, Inc.......................................     17,800             77,875
  *Pacific Aerospace and Electroncis, Inc..............      7,700             48,727
  *Pacific Pharmaceuticals, Inc........................     28,200             42,300
  Pacific Scientific Co................................     71,900          1,141,413
  *Pacific Sunwear of California, Inc..................      1,750             57,203
  *Pagemart Wireless, Inc. Class A.....................     22,600            224,588
  *Pages, Inc..........................................     31,000             60,063
  *Palatin Technologies, Inc...........................        875              6,234
  Palfed, Inc..........................................     22,350            596,466
  *Palmer (Arnold) Golf Co.............................     33,700             91,622
  *Pamida Holdings Corp................................     52,000            279,500
  Pamrapo Bancorp, Inc.................................     12,200            298,138
  *Panaco, Inc.........................................      9,800             44,713
  Pancho's Mexican Buffet, Inc.........................     47,600            105,613
  *#Panda Project, Inc.................................     19,000            122,906
  *Par Technology Corp.................................     81,800            874,238
  *Paragon Trade Brands, Inc...........................     40,800            918,000
  *Parallel Petroleum Corp.............................     79,800            451,369
  *Paris Corp..........................................        200                338
  *Park-Ohio Industries, Inc...........................    141,225          2,533,223
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *#Parkervision, Inc..................................     44,800    $       856,800
  Parkvale Financial Corp..............................     55,356          1,622,623
  *Parlex Corp.........................................     29,850            452,414
  *Parlux Fragrances, Inc..............................    108,200            246,831
  *Patina Oil & Gas Corp...............................     53,989            438,661
  Patrick Industries, Inc..............................     46,050            661,969
  *Paul Harris Stores, Inc.............................     79,175          1,667,623
  *#Paul-Son Gaming Corp...............................     32,500            540,313
  *Paxar Corp..........................................     17,900            268,500
  *Payless Cashways, Inc...............................    212,000             10,812
  *Pediatric Services of America, Inc..................     51,200            998,400
  Peerless Manufacturing Co............................      9,250            108,688
  *Penederm, Inc.......................................     70,000            796,250
  Penn Engineering & Manufacturing Corp. Class A.......     33,600            866,250
  Penn Engineering & Manufacturing Corp. Non-voting....    100,800          2,646,000
  *Penn National Gaming, Inc...........................     85,000            969,531
  *#Penn Traffic Co....................................     87,800            768,250
  *Penn Treaty American Corp...........................     44,400          1,434,675
  Penn Virginia Corp...................................     74,200          2,008,038
  Penn-America Group, Inc..............................     36,500            670,688
  Pennfed Financial Services, Inc......................     20,300            670,534
  Pennfirst Bancorp, Inc...............................        220              4,098
  Pennsylvania Enterprises, Inc........................        800             20,150
  Penobscot Shoe Co....................................     32,000            193,000
  *Pentech International, Inc..........................     28,900             83,991
  Penwest, Ltd.........................................     26,200            971,038
  Peoples Bancorp......................................        300              6,975
  Peoples Bancshares, Inc. Massachusetts...............     24,545            486,298
  *Peoples Choice TV Corp..............................    110,596            252,297
  *Peoples Telephone Co., Inc..........................     64,800            234,900
  *Perceptron, Inc.....................................     32,050            713,113
  *Performance Food Group Co...........................    107,150          2,276,938
  *Performance Technologies, Inc.......................     20,400            304,725
  *Perfumania, Inc.....................................     43,700            145,439
  *Perini Corp.........................................     40,000            352,500
  *Periphonics Corp....................................     59,900            582,153
  *Perseptive Biosystems, Inc..........................    108,300          1,299,600
  *Personnel Management, Inc...........................      9,000            110,250
  *Pete's Brewing Co...................................     23,000            114,281
  *Petrocorp, Inc......................................     36,100            327,156
  *Petroleum Development Corp..........................     44,000            269,500
  Petroleum Heat & Power Co., Inc. Class A.............    148,300            424,045
  *Phar-Mor, Inc.......................................      8,500             71,984
  *#Pharmaceutical Marketing Services, Inc.............    117,600          1,205,400
  *Pharmaceutical Resources, Inc.......................     84,055            131,336
  *Pharmacopeia, Inc...................................     33,800            640,088
  *Pharmchem Laboratories, Inc.........................     47,800            143,400
  *#Pharmos Corp.......................................     88,000            199,375
  *Phildelphia Consolidated Holding Corp...............     54,000            901,125
  *Phillips (R.H.), Inc................................      2,300              8,194
  *Phoenix Gold International, Inc.....................     13,000             63,375
  *Phoenix Network, Inc................................     89,200             61,325
  *Phoenix Technologies, Ltd...........................     24,000            354,750
  *Photo Control Corp..................................      1,000              2,813
  *Photon Dynamics, Inc................................     26,800            115,575
  *Photran Corp........................................      3,300             15,263

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Physician Support Systems, Inc......................     16,800    $       250,950
  *Physicians Health Services, Inc. Class A............     21,000            580,125
  *Physicians Resource Group, Inc......................     17,000             96,688
  *Physiometrix, Inc...................................     31,500             80,719
  Piccadilly Cafeterias, Inc...........................     60,100            755,006
  *Pico Products, Inc..................................     34,400             53,750
  #Piedmont Bancorp, Inc...............................        250              2,594
  *Piercing Pagoda, Inc................................     41,400          1,076,400
  *Pilgrim America Capital Corp........................     42,000            805,875
  Pillowtex Corp.......................................     66,700          1,767,550
  *Pinkertons, Inc.....................................     19,350            442,631
  Pinnacle Bancshares, Inc.............................        400              6,550
  Pinnacle Financial Services, Inc.....................     29,449          1,229,496
  *#Pinnacle Micro, Inc................................     32,700              8,175
  *Pinnacle Systems, Inc...............................     65,900          1,598,075
  Pitt-Des Moines, Inc.................................     36,450          1,262,081
  Pittston Co. Minerals Group..........................     72,200            658,825
  *Plains Resources, Inc...............................     70,700          1,166,550
  *Planar Systems, Inc.................................     86,100          1,017,056
  *Plasma-Therm, Inc...................................     27,900            235,406
  Plasti-Line, Inc.....................................     10,000            136,875
  *Platinum Software Corp..............................    179,400          1,401,563
  *Play By Play Toys and Novelties, Inc................     16,300            269,969
  *Playboy Enterprises, Inc. Class A...................      1,500             18,281
  *Playboy Enterprises, Inc. Class B...................    136,400          1,866,975
  *Players International, Inc..........................    217,900            701,366
  Plenum Publishing Corp...............................     14,800            711,325
  *Plexus Corp.........................................      9,800            260,925
  *Plymouth Rubber, Inc. Class A.......................        100                575
  *Plymouth Rubber, Inc. Class B non-voting............          5                 21
  *Polk Audio, Inc.....................................      5,000             45,313
  *Pollo Tropical, Inc.................................     69,300            459,113
  *Polycom, Inc........................................     92,600            555,600
  *Polymedica Industries, Inc..........................     41,950            388,038
  *Polyphase Corp......................................     46,000             48,875
  *Pomeroy Computer Resource, Inc......................     39,442            986,050
  Pope & Talbot, Inc...................................      9,000            148,500
  *Porta Systems Corp..................................     12,640             42,660
  Portec, Inc..........................................     37,237            516,663
  *Positive Response Television, Inc. Escrow...........      9,750                  0
  *Positron Corp.......................................     12,600              7,875
  *Possis Medical, Inc.................................     97,800          1,369,200
  Poughkeepsie Financial Corp..........................     61,400            610,163
  *Powell Industries, Inc..............................     44,000            616,000
  *Powercerv Corp......................................    100,000            293,750
  *Praegitzer Industries, Inc..........................     86,500          1,097,469
  *Precision Standard, Inc.............................      1,000                719
  *Premenos Technology Corp............................     73,600            970,600
  Premier Bancshares, Inc..............................     19,700            398,925
  *#Premier Laser Systems, Inc. Class A................     45,200            435,050
  Premiumwear, Inc.....................................      6,145             28,805
  *President Casinos, Inc..............................     16,666             64,581
  *Presley Companies Class A...........................      8,900              7,788
  *Price Communications Corp...........................     71,257            783,827
  *Prima Energy Corp...................................     23,500            475,875
  Prime Bancorp, Inc...................................     19,042            643,858
  *Prime Medical Services, Inc.........................     93,200          1,240,725
  Primesource Corp.....................................     24,843            301,221
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Primus Telecommunications Group, Inc................    130,000    $     1,787,500
  *Printrak International, Inc.........................     50,000            493,750
  *Printronix, Inc.....................................     67,050          1,198,519
  *Prism Solutions, Inc................................     11,400             60,563
  *Procept, Inc........................................     10,114             18,332
  *Procyte Corp........................................     45,700             49,984
  *Professional Bancorp, Inc...........................     10,720            163,480
  *Profit Recovery Group International, Inc............     77,000          1,179,063
  *Programmers Paradise, Inc...........................     20,200            198,213
  Progress Financial Corp..............................     11,080            168,278
  *Progress Software Corp..............................     56,000          1,162,000
  Progressive Bank, Inc................................     43,650          1,489,556
  *Project Software & Development, Inc.................     95,700          1,860,169
  *Pronet, Inc.........................................     47,300            209,894
  #Protection One, Inc.................................     23,300            270,134
  *Proteon, Inc........................................     58,150             94,494
  *Protocol Systems, Inc...............................     71,600            738,375
  Provena Foods, Inc...................................        200                563
  Providence & Worcester Railroad Co...................      5,000             77,500
  Providence Energy Corp...............................     61,950          1,173,178
  *Provident American Corp.............................     83,600            224,675
  *Proxim, Inc.........................................     42,200            501,125
  *Proxima Corp........................................     62,100            457,988
  *Proxymed, Inc.......................................     27,300            246,553
  Psychemedics Corp....................................    105,577            620,265
  Pulaski Furniture Corp...............................     15,400            296,450
  *Pure World, Inc.....................................     66,300            430,950
  *Pyramid Breweries, Inc..............................     23,600             63,425
  *Q Logic Corp........................................     53,800          1,765,313
  *QMS, Inc............................................     72,300            230,456
  *Quad Systems Corp...................................     35,700            228,703
  Quaker Chemical Corp.................................     30,300            570,019
  *Quaker City Bancorp, Inc............................     18,125            369,297
  *Quaker Fabric Corp..................................     72,300          1,432,444
  *Quality Dining, Inc.................................     98,400            408,975
  *Quality Semiconductor, Inc..........................     43,400            250,906
  *Quality Systems, Inc................................     44,500            328,188
  *Quarterdeck Office Systems, Inc.....................    298,000            628,594
  *Quest Medical, Inc..................................     98,928            689,405
  *Quickresponse Services, Inc.........................     10,000            351,875
  *Quickturn Design Systems, Inc.......................    114,650          1,339,972
  *Quidel Corp.........................................    110,100            421,477
  *Quiksilver, Inc.....................................     63,400          1,672,175
  *Quintel Entertainment, Inc..........................     36,700            211,025
  *Quipp, Inc..........................................     13,800            236,325
  Quixote Corp.........................................     67,600            587,275
  *R & B, Inc..........................................     68,600            660,275
  *RCM Technologies, Inc...............................     13,500            211,781
  *RDM Sports Group, Inc...............................    301,000              2,408
  *RF Monolithics, Inc.................................     26,000            321,750
  RPC, Inc.............................................     52,100          1,393,675
  *RTI, Inc............................................      5,890             48,224
  *RTW, Inc............................................     27,200            181,050
  *Racotek, Inc........................................    130,500            173,320
  *Rag Shops, Inc......................................     32,000             99,500
  *Ragan (Brad), Inc...................................     40,900          1,390,600
  *#Railamerica, Inc...................................     20,400            123,675
  *Railtex, Inc........................................     40,500            599,906

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Rainbow Technologies, Inc...........................     48,800    $     1,177,300
  *Rally's Hamburgers, Inc.............................    171,800            590,563
  Ramapo Financial Corp................................     34,800            319,725
  *Ramsay Health Care, Inc.............................     51,366            223,121
  *Ramtron International Corp..........................     75,650            491,725
  *Rare Hospitality International, Inc.................     66,562            715,542
  Raritan Bancorp, Inc. DE.............................      1,125             30,656
  *Raster Graphics, Inc................................      9,000             52,313
  Raven Industries, Inc................................     99,150          2,048,067
  *Rawlings Sporting Goods, Inc........................     64,700            727,875
  *Raytech Corp. DE....................................     27,795            149,398
  *Reading Entertainment, Inc..........................     16,300            205,788
  *Recoton Corp........................................     91,916          1,252,356
  *Recovery Engineering, Inc...........................     19,100            496,600
  *Recycling Industries, Inc...........................     37,100            288,684
  *#Redhook Ale Brewery, Inc...........................     45,000            298,125
  *#Redwood Empire Bancorp.............................      9,900            155,306
  *Reeds Jewelers, Inc.................................     11,495             79,028
  Refac Technology Development Corp....................     45,597            632,658
  *Regeneron Pharmaceuticals, Inc......................     37,400            366,988
  *Rehabcare Group, Inc................................     27,900            754,172
  *Rehabilicare, Inc...................................     17,700             69,694
  *Reliability, Inc....................................    120,000          2,561,250
  Reliv International, Inc.............................     45,960            175,223
  *#Reno Air, Inc......................................     79,700            465,747
  *#Rent-Way, Inc......................................     57,000            985,031
  *Rentrak Corp........................................     56,500            280,734
  *Repligen Corp.......................................     54,000             54,844
  *#Reptron Electronics, Inc...........................     25,500            381,703
  *Republic Automotive Parts, Inc......................     39,200            588,000
  Republic Bancorp, Inc................................     51,152            882,375
  *Republic Bankshares, Inc............................      1,740             43,826
  *Republic Engineered Steels, Inc.....................    173,000            254,094
  *Republic First Bancorp, Inc.........................      5,900             77,069
  Republic Group, Inc..................................    111,804          2,131,264
  Republic Security Financial Corp.....................     45,932            467,932
  *#Res-Care, Inc......................................     67,800          1,584,825
  Research, Inc........................................     20,200            220,938
  *Resound Corp........................................    123,900            762,759
  Resource America, Inc................................     15,060            714,409
  *Response Oncology, Inc..............................     92,740            904,215
  *Retirement Care Association, Inc....................     43,035            373,867
  *Retix, Inc..........................................     95,200            458,150
  *Rex Stores Corp.....................................     72,600            825,825
  *Rexhall Industries, Inc.............................     11,025             54,436
  *Rexworks, Inc.......................................      6,000             28,875
  *Rheometric Scientific, Inc..........................        110                124
  *Ribi Immunochem Research, Inc.......................    158,200            622,913
  Richardson Electronics, Ltd..........................     41,700            484,763
  *Richton International Corp..........................      1,500              9,563
  *Riddell Sports, Inc.................................     38,582            155,534
  *Ride, Inc...........................................     46,700            119,669
  *Right Management Consultants, Inc...................     49,450            547,041
  *Right Start, Inc....................................     48,200             97,906
  *Rightchoice Managed Care, Inc. Class A..............     25,100            271,394
  *Rimage Corp.........................................     29,000            184,875
  *Ringer Corp.........................................     76,600            113,703
  Rival Co.............................................     33,700            499,181
  *River Oaks Furniture, Inc...........................     41,500             72,625
  *Riverside Group, Inc................................      1,300              1,788
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Riviera Holdings Corporation........................      6,200    $        84,863
  Roanoke Electric Steel Corp..........................     41,500            923,375
  *Roberds, Inc........................................     31,400            123,638
  *Robertson-Ceco Corp.................................     46,957            428,483
  Robinson Nugent, Inc.................................     42,100            226,288
  *Robotic Vision Systems, Inc.........................     11,235            154,832
  *Rochester Medical Corp..............................     19,100            261,431
  *Rock Bottom Restaurants, Inc........................     45,700            491,275
  *Rockford Industries, Inc............................     33,500            285,797
  *Rocky Mountain Chocolate Factory....................     25,000            121,875
  *Rocky Shoes & Boots, Inc............................     21,500            366,844
  *Rodman & Renshaw Capital Group, Inc.................     19,000              7,125
  *Rogers Corp.........................................    122,100          4,983,206
  *Ross Systems, Inc...................................    116,437            433,000
  Rotonics Manufacturing, Inc..........................     11,300             16,244
  *Rottlund, Inc.......................................     18,150             72,600
  Rouge Industries, Inc. Class A.......................     28,400            433,100
  Rowe Furniture Corp..................................    115,062            769,477
  *Royal Appliance Manufacturing Co....................    197,500          1,370,156
  Royal Bancshares of Pennsylvania Class A.............        232              5,003
  *Royal Energy, Inc...................................      1,500              6,656
  *Royal Gold, Inc.....................................    114,700            681,031
  *Royal Precision, Inc................................      5,600             47,425
  *Rural Cellular Corp. Class A........................     12,100            148,981
  Ryan Beck & Co.......................................        210              1,391
  Ryland Group, Inc....................................     90,900          1,982,756
  *S&K Famous Brands, Inc..............................     31,700            429,931
  *SABA Petroleum Co...................................     42,900            426,319
  *SBE, Inc............................................     11,000            158,469
  *SBM Industries, Inc.................................        500              1,500
  *SBS Technologies, Inc...............................     30,200            877,688
  *SDL, Inc............................................     47,400            802,838
  *SED International Holdings, Inc.....................     35,300            451,178
  SEMCO Energy, Inc....................................     49,700            877,516
  SI Handling, Inc.....................................     41,625            561,938
  SIS Bancorp, Inc.....................................     19,700            662,413
  SJNB Financial Corp..................................      5,000            183,750
  SJW Corp.............................................     16,600            946,200
  SL Industries, Inc...................................     96,685          1,256,905
  *SMC Corp............................................     52,200            398,025
  *SOS Staffing Services, Inc..........................     31,600            655,700
  *SPSS, Inc...........................................     40,700          1,014,956
  *SSE Telecom, Inc....................................     30,500            150,594
  *STB Systems, Inc....................................     29,250            820,828
  *STM Wireless, Inc. Class A..........................     36,500            536,094
  *STV Group, Inc......................................     17,500            141,094
  *SYNC Research, Inc..................................     46,700            188,259
  *Safeguard Health Enterprises, Inc...................     84,600          1,105,088
  *Safety 1st, Inc.....................................     54,500            374,688
  *Safety Components International, Inc................     41,100            565,125
  *Saga Communications, Inc. Class A...................     67,577          1,326,199
  *Salant Corp. DE.....................................     80,500            155,969
  Salient 3 Communications, Inc. Class A...............     45,000            576,563
  *Salton/Maxim Housewares, Inc........................     58,000            565,500
  *San Filippo (John B.) & Son, Inc....................     67,400            532,881
  Sanderson Farms, Inc.................................     50,700            611,569
  *Sands Regent Casino Hotel...........................     42,210             89,037
  Sandwich Bancorp, Inc................................     15,400            652,575

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Sano Corp...........................................      9,900    $       215,944
  *Santa Cruz Operation, Inc...........................     94,200            553,425
  *Santa Fe Gaming Corp................................     22,450             16,838
  Santa Monica Bank CA.................................     41,900          1,157,488
  *Satcon Technology Corp..............................     36,600            361,425
  *Savoir Technology Group, Inc........................     37,500            386,719
  *Scan-Optics, Inc....................................     56,200            500,531
  *ScanSource, Inc.....................................     15,800            299,706
  Schawk, Inc. Class A.................................     26,200            298,025
  *Schein (Henry), Inc.................................     60,637          2,139,349
  *Scherer Healthcare, Inc.............................        200                738
  *Schieb (Earl), Inc..................................     74,400            651,000
  *Schlotzskys, Inc....................................     28,200            493,500
  *Schmitt Industries, Inc.............................      8,100             75,938
  Schnitzer Steel Industries, Inc. Class A.............      5,200            145,600
  *Schuler Homes, Inc..................................    143,700          1,014,881
  Schult Homes Corp....................................     42,960            762,540
  Schultz Sav-O Stores, Inc............................     60,000            952,500
  *Sciclone Pharmaceuticals, Inc.......................    125,800            507,131
  *Scientific Games Holdings Corp......................      4,500             94,781
  Scientific Technologies, Inc.........................     25,700            276,275
  *Scios-Nova, Inc.....................................    257,700          1,956,909
  Scope Industries, Inc................................     18,650          1,146,975
  *Scott's Liquid Gold, Inc............................     84,000            330,750
  Seacoast Banking Corp. Class A.......................     21,600            753,300
  *Sealright Co., Inc..................................     36,300            451,481
  *Seattle Filmworks, Inc..............................    145,575          1,430,729
  Seaway Food Town, Inc................................     16,000            352,000
  *Secom General Corp..................................     25,000             56,250
  Second Bancorp, Inc..................................        600             15,525
  *Secure Computing Corp...............................     50,700            605,231
  *Security Capital Corp...............................          5                 17
  Security First Corp..................................     17,200            326,800
  *Seeq Technology, Inc. DE............................    179,600            637,019
  *Segue Software, Inc.................................     36,000            391,500
  *Seibels Bruce Group, Inc............................      2,400             18,750
  Selas Corp. of America...............................     44,700            463,763
  *Selfcare, Inc.......................................     10,900            115,813
  *Semiconductor Packaging Materials Co., Inc..........     49,100            444,969
  *Semitool, Inc.......................................     85,200          1,325,925
  *Semtech Corp........................................     56,000          2,730,000
  *Seneca Foods Corp. Class A..........................        200              3,350
  *Seneca Foods Corp. Class B..........................      6,300            106,313
  *Sentry Technology Corp..............................     60,555            128,679
  *Sequana Therapeutics, Inc...........................     71,200            885,550
  *Sequus Pharmaceuticals, Inc.........................    177,000          1,377,281
  *Seragen, Inc........................................     51,600             26,058
  *Servico, Inc........................................     31,300            541,881
  *Servotronics, Inc...................................     24,804            279,045
  Sevenson Environmental Services, Inc.................     13,280            159,360
  *#Shaman Pharmaceuticals.............................    141,100            696,681
  *Shared Technologies Fairchild, Inc..................     76,000          1,113,875
  *Sharper Image Corp..................................     67,300            277,613
  *Shaw Group, Inc.....................................     15,450            376,594
  *Sheffield Medical Technologies, Inc.................     68,300            128,063
  Shelby Williams Industries, Inc......................     74,600          1,212,250
  *Sheldahl, Inc.......................................     84,650          1,293,558
  Shelter Components, Inc..............................     52,608            914,064
  *Sheridan Healthcare, Inc............................     26,300            343,544
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Sherwood Group, Inc.................................     53,300    $       659,588
  *Shiloh Industries, Inc..............................    111,500          2,104,563
  *Sho Me Financial Corp...............................        400             19,000
  *Shoe Carnival, Inc..................................     85,000            780,938
  *Sholodge, Inc.......................................     52,300            846,606
  *Shoney's, Inc.......................................    204,000            892,500
  Shoreline Financial Corp.............................      8,358            286,262
  *Showscan Entertainment, Inc.........................     44,350            101,173
  *Shuffle Master, Inc.................................     51,700            415,216
  Sierrawest Bancorp...................................      6,410            201,114
  Sifco Industries, Inc................................     46,275            948,638
  *Sight Resource Corp.................................     45,300            206,681
  *Sigma Circuits, Inc.................................     15,200            118,275
  *Sigma Designs, Inc..................................     53,400            270,338
  *Sigmatron International, Inc........................     10,100            124,356
  *#Signal Apparel Co., Inc. Class A...................     73,600            121,900
  *Signal Technology Corp..............................     62,000            325,500
  *Signature Brands USA, Inc...........................     54,700            256,406
  *Silicon Storage Technology, Inc.....................     92,000            327,750
  *Siliconix, Inc......................................      7,800            383,175
  *#Silverado Foods, Inc...............................     12,800              8,800
  Simmons First National Corp. Class A.................     13,650            482,442
  Simpson Industries, Inc..............................    126,900          1,467,281
  *Simula, Inc.........................................     77,250          1,236,000
  *Sirena Apparel Group, Inc...........................     17,100             63,056
  *Sizzler International, Inc..........................    218,400            641,550
  Skaneateles Bancorp, Inc.............................     16,800            456,750
  Skywest, Inc.........................................     87,300          2,127,938
  *Smartflex Systems, Inc..............................     22,200            220,613
  *Smith Environmental Technologies Corp...............        700                  8
  *Sodak Gaming, Inc...................................     85,700            755,231
  *#Softech, Inc.......................................     35,300             82,734
  *Softnet Systems, Inc................................     34,836            250,384
  *#Software Spectrum, Inc.............................     36,100            485,094
  *Somatogen, Inc......................................     87,650            503,988
  Somerset Group, Inc..................................        312              6,006
  *Somerset Savings Bank...............................        440              2,173
  Sonesta International Hotels Corp. Class A...........        200              2,900
  *Sonic Corp..........................................     19,000            525,469
  *Sonic Solutions.....................................     32,450            212,953
  *Sonics & Materials, Inc.............................      1,000              2,563
  *Sound Advice, Inc...................................     60,425             98,191
  Southern California Water Co.........................     40,000            902,500
  *Southern Energy Homes, Inc..........................    127,125          1,195,770
  *Southern Mineral Corp...............................      3,600             22,725
  *Southwall Technologies, Inc.........................     74,600            592,138
  Southwest Bancorp, Inc...............................     11,700            292,500
  Southwest Bancshares, Inc. DE........................      5,550            141,178
  Southwest National Corp..............................      6,000            309,000
  Southwest Securities Group, Inc......................     39,600            935,550
  Southwest Water Co...................................     15,110            275,285
  *Spacehab, Inc.......................................     19,000            195,938
  *Spacelabs Medical, Inc..............................     37,500            815,625
  *Spacetec IMC Corp...................................     14,100             51,553
  *Spaghetti Warehouse, Inc............................     51,900            353,569
  Span-American Medical System, Inc....................     40,500            308,813
  Spartan Motors, Inc..................................    119,300            682,247
  *Sparton Corp........................................     69,200            709,300
  *Spec's Music, Inc...................................     44,866             47,670

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Special Devices, Inc................................     29,200    $       766,500
  *Specialty Chemical Resources, Inc...................     37,800             40,163
  *Specialty Teleconstructors, Inc.....................     19,600            285,425
  *Spectran Corp.......................................     51,000            584,906
  *Spectranetics Corp..................................    114,702            430,133
  *Spectrian Corp......................................     42,600            870,638
  *Spectrum Control, Inc...............................     68,800            365,500
  *Speizman Industries, Inc............................     28,900            180,625
  *Spice Entertainment Companies, Inc..................     71,600            271,856
  *Spire Corp..........................................     56,200          1,046,725
  *Sport Chalet, Inc...................................     55,000            264,688
  *Sport Supply Group, Inc.............................     40,700            320,513
  *Sport-Haley, Inc....................................     19,600            233,975
  *#Sportmart, Inc.....................................     24,700             74,100
  *Sportmart, Inc. Class A.............................     31,000             83,313
  *Sports Club Co., Inc................................     41,300            335,563
  *#Spyglass, Inc......................................     20,500            155,031
  St. Francis Capital Corp.............................     24,400            942,450
  St. Joseph Light & Power Co..........................     52,500            885,938
  *Staar Surgical Co...................................     79,175          1,380,614
  *#Stac, Inc..........................................     41,400            244,519
  *Stacey's Buffet, Inc................................     13,900             21,719
  *Staff Builders, Inc. Class A........................     86,000            235,156
  *Staff Builders, Inc. Class B........................    118,100            322,930
  *Stage II Apparel Corp...............................     14,600             17,338
  *Standard Commercial Corp............................     52,176            906,558
  *Standard Management Corp............................     23,565            163,482
  *Standard Microsystems Corp..........................     73,900            801,353
  Standard Motor Products, Inc. Class A................     45,600            897,750
  *Stanford Telecommunications, Inc....................    108,100          2,405,225
  *Stanley Furniture, Inc..............................     17,700            486,750
  *Star Multi Care Services, Inc.......................     16,729             96,192
  *Starcraft Corp......................................     16,500             44,344
  *Starmet Corp........................................    126,100          3,341,650
  Starret Corp.........................................    102,300          1,227,600
  Starrett (L.S.) Co. Class A..........................     13,500            519,750
  *Starter Corp........................................     85,400            288,225
  State Financial Services Corp. Class A...............      4,400            115,500
  *State of the Art, Inc...............................     48,300            733,556
  *Steck-Vaughn Publishing Corp........................     33,900            507,441
  *Steel of West Virginia, Inc.........................     50,700            494,325
  Steel Technologies, Inc..............................     48,900            556,238
  Stepan Co............................................     51,700          1,441,138
  Stephan Co...........................................     24,100            307,275
  Sterling Bancorp.....................................    150,400          3,299,400
  Sterling Bancshares..................................     61,375          1,179,551
  *Sterling Electronics Corp...........................     55,455          1,150,691
  *Sterling Financial Corp. WA.........................     25,250            538,141
  *#Sterling Vision, Inc...............................     52,300            379,175
  *Stevens International, Inc. Class A.................     59,800             71,013
  Stewart Information Services Corp....................     25,550            691,447
  Stifel Financial Corp................................     16,394            235,664
  *Stimsonite Corp.....................................     49,800            256,781
  *Stokely USA, Inc....................................     92,200             70,591
  *Storage Computer Corp...............................     71,292            481,221
  *Stormedia, Inc. Class A.............................     14,400             53,550
  *#Stratasys, Inc.....................................     17,600            235,400
  *Strategic Diagnostics, Inc..........................     48,000            103,500
  *Strategic Distribution, Inc.........................    254,048          1,222,606
  *Strattec Security Corp..............................     17,000            425,000
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Strawbridge and Clothier Liquidating Trust...........      5,200    $        47,128
  *Strouds, Inc........................................     72,800            143,325
  *Stuart Entertainment, Inc...........................     20,100             49,622
  *#Submicron Systems Corp.............................    102,700            311,309
  *Substance Abuse Technologies, Inc...................     91,400                777
  *Successories, Inc...................................     24,200            161,081
  Suffolk Bancorp......................................     17,800            551,800
  *Sugen, Inc..........................................     74,800          1,047,200
  *Sulcus Computer Corp................................     78,600            240,713
  *Summa Four, Inc.....................................     43,300            506,069
  *Summa Industries, Inc...............................        200              1,963
  Summit Bancshares, Inc...............................     11,500            428,375
  *Summit Care Corp....................................     40,900            649,288
  *Summitt Medical Systems, Inc........................     89,300            248,366
  *Sun City Industries, Inc............................        150                131
  *Sun Coast Industries, Inc...........................     33,000            165,000
  *Sun Television and Appliances, Inc..................    147,300            333,727
  *Sunair Electronics, Inc.............................     33,900             88,988
  *Sunbelt Nursery Group, Inc..........................      6,800              6,800
  *Sundance Homes, Inc.................................     50,000             62,500
  *Sunrise Resources, Inc..............................     35,300            103,694
  *Superconductor Technologies, Inc....................     33,950             93,363
  *Supergen, Inc.......................................        400              6,600
  *#Superior Energy Services, Inc......................     68,000            720,375
  *Superior National Insurance Group, Inc..............      8,400            119,175
  Superior Surgical Manufacturing Co., Inc.............     90,100          1,362,763
  *Supertex, Inc.......................................    177,300          2,205,169
  *Suprema Specialties, Inc............................     37,300            121,225
  *Supreme Industries, Inc.............................     64,527            580,743
  *Supreme International Corp..........................     28,650            333,056
  *Surety Capital Corp.................................     23,250            148,219
  *Surgical Laser Technologies, Inc....................     54,500            103,891
  *Swing-n-Slide Corp..................................     24,194            101,312
  *Swisher International, Inc..........................      8,500             75,969
  *Swiss Army Brands, Inc..............................     65,500            671,375
  *Sybron Chemicals, Inc...............................     33,200          1,064,475
  *Sylvan, Inc.........................................     54,800            760,350
  *Symetrics Industries, Inc...........................      4,400             24,613
  *Symix Systems, Inc..................................     48,200            716,975
  *Symmetricom, Inc....................................    136,600          1,750,188
  *Syms Corp...........................................     75,900            877,594
  Synalloy Corp. DE....................................     89,158          1,331,798
  *Synaptic Pharmaceutical Corp........................     65,700            823,303
  *Synbiotics Corp.....................................     34,200            115,959
  *Syncor International Corp. DE.......................     60,900            970,594
  *Syntellect, Inc.....................................    114,200            242,675
  *Synthetech, Inc.....................................     29,100            157,322
  *#Syquest Technology, Inc............................    277,600            906,538
  *Systemsoft Corp.....................................    111,400            807,650
  *T Cell Sciences, Inc................................    142,300            329,069
  *T-Netix, Inc........................................     30,200            294,450
  *TBC Corp............................................    135,000          1,375,313
  TCBY Enterprises, Inc................................     80,300            506,894
  *TCC Industries, Inc.................................     23,800             99,663
  *TCI International, Inc..............................     32,060            186,349
  *TCI Music, Inc. Class A.............................     51,450            385,875
  *TCSI Corp...........................................    110,000            684,063
  *TESSCO Technologies, Inc............................     15,800            353,525
  TF Financial Corp....................................      3,100             85,250

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *TFC Enterprises, Inc................................    101,000    $       132,563
  *TII Industries, Inc.................................     35,620            208,154
  *TII Industries, Inc. Class B........................     13,440             77,280
  *#TMBR/Sharp Drilling, Inc...........................     21,900            475,641
  *TRC Companies, Inc..................................     60,400            234,050
  *TRM Copy Centers Corp...............................     61,000            579,500
  *#TRO Learning, Inc..................................     28,200            183,300
  TSI, Inc. MN.........................................     93,200            926,175
  *#TSR, Inc...........................................    102,000          1,555,500
  *TST/Impreso, Inc....................................     16,100            152,950
  Tab Products Co. DE..................................     41,750            605,375
  *Taco Cabana, Inc....................................    134,700            690,338
  *Talley Industries, Inc..............................     89,700          1,059,581
  *Tandy Brand Accessories, Inc........................     55,977            818,664
  *Tandy Crafts, Inc...................................    138,200            621,900
  *Tanknology Environmental, Inc.......................     19,800             38,053
  *Targeted Genetics Corp..............................    134,000            422,938
  Tasty Baking Co......................................     53,200          1,250,200
  *Team, Inc...........................................     44,400            160,950
  *Tech-Sym Corp.......................................     67,300          2,040,031
  Tech/Ops Sevcon, Inc.................................     61,400            840,413
  *Techdyne, Inc.......................................      7,300             26,919
  Teche Holding Co.....................................      1,100             24,063
  *Techforce Corp......................................      9,100             64,553
  *#Technical Chemicals & Products, Inc................     42,000            543,375
  *Technical Communications Corp.......................      7,300             58,400
  Technology Research Corp.............................     25,800             85,463
  *Technology Service Group, Inc.......................     21,000            127,313
  *Tegal Corp..........................................     36,700            267,222
  *Telco Systems, Inc..................................     88,300            877,481
  *Telcom Semiconductor, Inc...........................    108,200            889,269
  *#Telemundo Group, Inc. Class A......................     26,500          1,098,094
  *Teltrend, Inc.......................................      6,000            100,875
  *#Telular Corp.......................................     70,300            195,522
  Telxon Corp..........................................     45,000          1,108,125
  *Temtex Industries, Inc..............................     34,100            103,366
  *Tetra Technologies, Inc.............................     20,100            471,094
  *Texas Biotechnology Corp............................    111,000            672,938
  *Texas Micro, Inc....................................     72,900            350,831
  Texas Regional Banchshares, Inc. Class A.............      6,600            182,325
  *Texfi Industries, Inc...............................     75,200            390,100
  *Thackeray Corp......................................     74,700            266,119
  *Theratech, Inc. UT..................................     82,600            833,744
  *Thermo Fibergen, Inc................................     13,500            128,250
  *Thermo Power Corp...................................    105,100            959,038
  Thermo Remediation, Inc..............................     71,600            447,500
  *Thermo Sentron, Inc.................................     71,900            790,900
  *Thermo Terratech, Inc...............................     75,800            660,881
  *#Thermo Voltek Corp.................................    120,450            760,341
  *Thermospectra Corp..................................     21,500            201,563
  *Thermwood Corp......................................      4,600             10,350
  *Thomas Group, Inc...................................     50,800            606,425
  Thomaston Mills, Inc.................................     11,400             99,750
  Thor Industries, Inc.................................     26,800            845,875
  *Thoratec Laboratories Corp..........................      7,200             36,900
  *Thorn Apple Valley, Inc.............................     49,900            701,719
  *Three-Five Systems, Inc.............................     33,100            659,931
  Timberline Software Corp.............................     28,281            399,473
  *Tipperary Corp......................................     54,300            278,288
  *#Titan Corp.........................................    138,200            889,663
  Titan Holdings, Inc..................................     77,264          1,632,202
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  Toastmaster, Inc.....................................     39,600    $       207,900
  *#Today's Man, Inc...................................     63,600            172,913
  *Todd Shipyards Corp.................................     38,600            173,700
  Todd-AO Corp. Class A................................     12,100            120,244
  *Toddhunter International, Inc.......................     48,000            490,500
  *Tokheim Corp........................................     64,800          1,219,050
  *Tollgrade Communications, Inc.......................      4,500            107,156
  Tompkins County Trustco, Inc.........................        220              9,020
  *#Top Source Technologies, Inc.......................     68,500            102,750
  *Topps, Inc..........................................    273,600            709,650
  *Tops Appliance City, Inc............................     27,900             32,259
  *Toreador Royalty Corp...............................     41,700            172,013
  *Torotel, Inc........................................     24,235             19,691
  *Total-Telephone USA Communications, Inc.............     10,200            297,713
  *#Touchstone Software Corp...........................     18,200             48,913
  *Tower Air, Inc......................................    129,000            653,063
  *Tractor Supply Co...................................     68,500          1,087,438
  *Trak Auto Corp......................................     92,000          1,150,000
  *Trans World Entertainment Corp......................     80,000          2,865,000
  *Transact Technologies, Inc..........................     39,496            593,674
  *Transaction Network Services, Inc...................    102,900          1,775,025
  *Transcend Services, Inc.............................     43,800            126,609
  *Transfinancial Holdings, Inc........................     25,800            241,875
  *Transition Analysis Component Technology............      2,538             16,656
  *Transmation, Inc....................................      7,600             58,900
  Transmedia Network, Inc..............................     43,850            274,063
  *TransNet Corp.......................................     29,200             78,475
  *Transport Industries, Inc...........................      1,000             10,875
  Transport Leasing International, Inc.................     14,800            144,300
  #Transport Lux Corp..................................     14,245            196,759
  *Transpro, Inc.......................................      5,000             45,000
  Transtechnology Corp.................................     99,100          2,675,700
  *Transwitch Corp.....................................    102,000            969,000
  *Transworld Healthcare, Inc..........................     47,650            357,375
  Tranzonic Companies Class A..........................     66,850          1,884,334
  *#Travel Ports of America, Inc.......................     25,440             97,785
  Treadco, Inc.........................................     43,900            447,231
  *Trega Biosciences, Inc..............................     62,400            228,150
  *Trend-Lines, Inc. Class A...........................     50,650            371,961
  *Trescom International, Inc..........................     19,500            187,688
  *Tri-Lite, Inc.......................................        109                  0
  *Triad Guaranty, Inc.................................     47,600          1,386,350
  *Triad Park L.L.C....................................    111,100            141,097
  Triangle Bancorp, Inc................................     32,600            902,613
  Trico Bancshares.....................................      4,700            131,894
  *Tricord Systems, Inc................................     81,000             64,547
  *Trident Microsystems, Inc...........................     98,400          1,122,375
  *Trident Rowan Group, Inc............................      7,000             33,688
  *Tridex Corp.........................................     44,300            227,038
  *#Trikon Technologies, Inc...........................     13,000             28,031
  *Trimark Holdings, Inc...............................      6,400             36,000
  *Trimedyne, Inc......................................     48,800            112,850
  *Trinitec Systems, Inc. Class A......................     35,600            213,600
  Trion, Inc...........................................     67,550            291,309
  *Triple S Plastics, Inc..............................      7,800             54,113
  *Tripos, Inc.........................................     12,200            184,525
  *Triquint Semiconductor, Inc.........................     52,200          1,045,631
  *Trism, Inc..........................................     35,900            145,844
  *Tristar Corp........................................      3,300             35,063
  *Truevision, Inc.....................................    102,700            343,403

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Trump Hotels & Casino Resorts, Inc..................     31,900    $       278,128
  *Tseng Laboratories, Inc.............................     76,200            154,781
  *Tuesday Morning Corp................................     54,000          1,346,625
  *Tultex Corp.........................................    123,800            557,100
  *Turner Corp.........................................     43,900          1,015,188
  Tuscarora, Inc.......................................     36,650            687,188
  Twin Disc, Inc.......................................     41,200          1,333,850
  *Tyler Corp..........................................    152,800            783,100
  U.S. Bancorp, Inc....................................     11,525            746,263
  *U.S. Bioscience, Inc................................     18,000            166,500
  *U.S. China Industrial Exchange, Inc.................      2,400              7,200
  *U.S. Diagnostic, Inc................................     73,900            321,003
  *UFP Technologies, Inc...............................      6,700             27,009
  UNR Industries, Inc..................................    169,000            876,688
  *URS Corp............................................     75,986          1,215,776
  *US Can Corp.........................................     89,300          1,473,450
  *#US Servis, Inc.....................................     23,500             66,094
  *US Xpress Enterprises, Inc. Class A.................      9,000            196,313
  *#USA Detergents, Inc................................     20,800            221,000
  *USA Truck, Inc......................................      5,600             70,000
  *USANA, Inc..........................................      2,600             47,125
  *USCI, Inc...........................................     59,400            400,950
  *USData Corp.........................................     35,900            151,453
  *USLD Communications Corp............................     52,400          1,090,575
  USX-Delhi Group......................................     80,000          1,570,000
  *UTI Energy Corp.....................................     18,400            515,200
  *Ultimate Electronics, Inc...........................     41,200            136,475
  *Ultra Pacific, Inc..................................     16,200            161,494
  *Ultradata Corp......................................     18,000             69,750
  *Ultradata Systems, Inc..............................     11,400             75,169
  *#Ultrafem, Inc......................................     62,400            234,000
  *Ultrak, Inc.........................................     65,000            733,281
  *#Ultralife Batteries, Inc...........................     33,400            482,213
  *#Unapix Entertainment, Inc..........................     28,200            130,425
  Uni-Marts, Inc.......................................     64,600            290,700
  Unico American Corp..................................    117,600          1,447,950
  *UniComp, Inc........................................     38,200            374,838
  Unifirst Corp........................................     16,900            436,231
  *Uniflex, Inc........................................     16,150            100,938
  Uniforce Temporary Personnel, Inc....................     72,200          2,274,300
  *Unify Corp..........................................     13,300             34,497
  *Unigene Laboratories, Inc...........................    204,400            657,913
  *Unilab Corp.........................................        600              1,013
  *Unimark Group, Inc..................................     42,400            192,125
  *Unimed Pharmaceuticals, Inc.........................     35,700            303,450
  *Union Acceptance Corp. Class A......................     16,900             94,534
  *Union Corp. DE......................................     20,700            521,381
  *Unique Casual Restaurants, Inc......................     42,267            290,586
  *Unique Mobility, Inc................................     58,100            493,850
  *Uniroyal Technology Corp............................    112,900            624,478
  *Unison Software, Inc................................     85,500          1,298,531
  *Unit Corp...........................................    155,400          1,699,688
  *Unit Instruments, Inc...............................     35,680            361,260
  *United American Healthcare Corp.,...................     53,850            154,819
  *United Capital Corp.................................     50,754          1,230,785
  United Financial Corp. MN............................        700             18,288
  *United Foods, Inc. Class A..........................      1,496              3,927
  *United Foods, Inc. Class B..........................     13,166             36,207
  United Guardian, Inc.................................     41,020            235,865
  United Industrial Corp...............................    102,800          1,130,800
  United National Bancorp..............................     35,427            912,245
  *United Retail Group, Inc............................     51,200            192,000
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *United States Energy Corp...........................     54,470    $       541,296
  United States Lime & Minerals, Inc...................     14,300            116,188
  *Unitel Video, Inc...................................     23,200            165,300
  Unitil Corp..........................................     39,552            865,200
  Unitog Co............................................      5,850            131,625
  *Universal American Financial Corp...................      3,200              9,200
  *Universal Electronics, Inc..........................     25,000            262,500
  Universal Forest Products, Inc.......................    125,700          1,901,213
  *Universal Hospital Services, Inc....................     46,300            685,819
  *Universal International, Inc........................     15,700             40,967
  *Universal Seismic Association, Inc..................     17,800             30,038
  *Universal Stainless & Alloy Products, Inc...........     25,100            371,794
  *Universal Standard Medical Labs, Inc................     27,300             76,781
  *University Genetics Co. Class A.....................     76,100                  0
  *Uno Restaurant Corp.................................    231,491          1,475,755
  Upper Peninsula Energy Corp..........................     20,400            494,700
  *Uranuim Resources, Inc..............................     98,100            469,041
  *Urban Outfitters, Inc...............................     46,000            816,500
  *Urocor, Inc.........................................     23,800            177,756
  *Urogen Corp. (Restricted)...........................     28,200                  0
  *Urologix, Inc.......................................     25,700            512,394
  *#Uromed Corp........................................     91,300            453,647
  *Utah Medical, Inc...................................     34,900            274,838
  *Utilx Corp..........................................    144,800            918,575
  *V Band Systems, Inc.................................      5,300              7,784
  *V Mark Software, Inc................................     35,464            316,960
  *VTEL Corp...........................................     83,406            603,390
  *Valence Technology, Inc.............................    170,100          1,116,281
  *Vallen Corp.........................................     61,400          1,239,513
  Valley Forge Corp....................................      3,525             52,655
  Valley Resources, Inc................................     36,687            405,850
  *Value City Department Stores, Inc...................     11,700             88,481
  *Valuevision International, Inc. Class A.............    117,600            474,075
  *Vans, Inc...........................................     89,500          1,440,391
  *#Vari L Co., Inc....................................     17,600            173,800
  *Variflex, Inc.......................................     51,100            300,213
  Varlen Corp..........................................     46,692          1,278,194
  *Vaughn Communications, Inc..........................     28,100            172,113
  *Vectra Banking Corp.................................     20,200            537,194
  *Vectra Technologies, Inc............................     34,500              2,070
  *Ventana Medical Systems, Inc........................     78,500          1,202,031
  *Venture Stores, Inc.................................    153,800            240,313
  *Venturian Corp......................................     14,000            140,000
  *Verilink Corp.......................................      5,000             32,969
  *Verity, Inc.........................................     82,900            406,728
  Vermont Financial Services Corp......................     35,826            989,693
  *Vermont Teddy Bear, Inc.............................     15,500             19,859
  *Versar, Inc.........................................     46,100            242,025
  *Versatility, Inc....................................      1,000              5,719
  *Vertex Communications Corp..........................     43,300          1,060,850
  *Veterinary Centers of America, Inc..................     18,000            228,375
  *Viatel, Inc.........................................     80,000            510,000
  *Vical, Inc..........................................     89,700          1,244,588
  *Vicon Industries, Inc...............................     46,250            335,313
  *Vicorp Restaurants, Inc.............................     64,300          1,008,706
  *Vidamed, Inc........................................     72,000            414,000
  *Video Display Corp..................................     41,750            383,578
  *Video Lottery Technologies, Inc.....................     49,000            560,438
  *Video Services Corp.................................      5,000             15,156

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Video Update, Inc...................................    153,900    $       408,797
  *Videonics, Inc......................................      5,400             30,038
  *Vidioserver, Inc....................................     51,800            777,000
  *View Technology, Inc................................     26,000            175,500
  *Viewlogic Systems, Inc..............................     10,200            269,981
  *Vimrx Pharmaceuticals, Inc..........................     44,500             98,039
  Virco Manufacturing Corp.............................    103,990          2,482,761
  Virginia Beach Federal Financial Corp................     87,950          1,467,666
  Virginia First Financial Corp........................     21,570            539,250
  *#Vision Sciences, Inc...............................     23,250             34,875
  *Visioneer, Inc......................................    104,200            371,213
  Vital Signs, Inc.....................................    101,500          2,023,656
  *Vitalcom, Inc.......................................     59,000            303,297
  *#Vivid Technologies, Inc............................     19,000            298,063
  *Vodavi Technology, Inc..............................      6,000             30,188
  *Voice Control Systems, Inc..........................     33,400            121,075
  #Vulcan International Corp...........................     10,951            428,458
  *WCI Steel, Inc. (Escrow)............................    194,000                  0
  *#WHX Corp...........................................     18,000            212,625
  WLR Foods, Inc.......................................     30,340            273,060
  *WPI Group, Inc......................................     27,250            204,375
  *WSFS Financial Corp.................................     12,200            241,713
  *#WSMP, Inc..........................................      2,375             57,891
  *WTD Industries, Inc.................................     51,740            113,181
  Wackenhut Corp. Class A..............................     26,897            581,648
  Wackenhut Corp. Class B Non-Voting...................     91,592          1,814,667
  *Wainoco Oil Corp....................................    209,300          1,465,100
  Wainwright Bank & Trust Co...........................        200              2,100
  #Walbro Corp.........................................     36,400            525,525
  *Walker Interactive Systems, Inc.....................    109,000          1,423,813
  *Wall Data, Inc......................................     79,050          1,289,503
  *Wall Street Deli, Inc...............................     13,200             49,088
  *Walsh International, Inc............................      5,800             51,838
  Walshire Assurance Co................................     36,963            418,144
  *Wandel & Goltermann Technologies, Inc...............     19,600            243,775
  *Warrantech Corp.....................................     55,800            652,163
  Warren Bancorp, Inc..................................     81,400          1,663,613
  *Washington Homes, Inc...............................     59,600            230,950
  Washington Savings Bank FSB Waldorf, MD..............     28,912            213,226
  Waters Instruments, Inc..............................        500              3,344
  Watkins-Johnson Co...................................     21,600            675,000
  *Wave Technologies International, Inc................     14,900            120,364
  *#Wavephore, Inc.....................................     64,400            601,738
  Waverly, Inc.........................................     62,200          2,643,500
  *Waxman Industries, Inc..............................     50,400            189,000
  *Waxman Industries, Inc. Class B.....................      9,750             36,563
  *Webco Industries, Inc...............................     21,350            152,119
  *Weirton Steel Corp..................................    179,900            528,456
  *Wellcare Management Group, Inc......................     15,700             45,138
  Wellco Enterprises, Inc..............................     12,300            176,813
  *Wells-Gardner Electronics Corp......................     35,000            203,438
  West Coast Bancorp...................................     24,150            636,956
  *West Coast Entertainment Corp.......................     71,000            124,250
  *#Westbridge Capital Corp............................     33,700             23,169
  Westco Bancorp, Inc..................................      1,600             43,400
                                                             SHARES            VALUE+
                                                         ----------   ---------------
  *Westerbeke Corp.....................................     20,000    $        85,000
  Westerfed Financial Corp.............................     21,800            518,431
  *Western Beef, Inc...................................     42,386            323,193
  *#Western Pacific Airlines, Inc......................     35,100             14,259
  *Western Staff Services, Inc.........................     29,300            487,113
  *Western Water Co....................................     39,900            508,725
  *Weston (Roy F.), Inc. Class A.......................     28,100            116,352
  *Whitehall Corp......................................    123,200          2,094,126
  *Whitman Education Group, Inc........................    118,100            760,269
  *Whittaker Corp......................................     88,800            804,750
  *Wickes Lumber Co....................................     53,500            193,938
  *Williams Clayton Energy, Inc........................     50,000            803,125
  *Williams Controls, Inc..............................     61,900            142,177
  *Wilshire Financial Services Group, Inc..............     19,900            547,250
  Wilshire Oil Co. of Texas............................    138,811            789,488
  Winnebago Industries, Inc............................    132,100          1,015,519
  *Winsloew Furniture, Inc.............................     20,700            305,325
  *Winston Resources, Inc..............................      3,900             22,669
  Wireless Telecom Group, Inc..........................    149,200          1,072,375
  Wiser Oil Co.........................................     56,500            861,625
  Wolf (Howard B.), Inc................................      6,000             36,375
  Wolohan Lumber Co....................................     47,700            626,063
  *Wonderware Corp.....................................     87,600          1,606,913
  Woodhead Industries, Inc.............................    176,550          3,365,484
  *Workgroup Technology Corp...........................     27,200             97,750
  *World Acceptance Corp...............................    174,000            913,500
  *#World Airways, Inc.................................     16,000            125,500
  World Fuel Services Corp.............................     55,147          1,551,009
  *Worldcorp, Inc......................................    136,000            153,000
  *Worldtex, Inc.......................................    141,800          1,205,300
  Worthington Foods, Inc...............................     67,066          1,542,518
  *Wyant Corp..........................................        500              3,313
  *Xcellent, Inc.......................................     25,100            315,319
  *Xeta Corp...........................................      2,000             43,125
  *Xetel Corp..........................................     13,400             54,856
  *Xicor, Inc..........................................     79,700            386,047
  *Xircom, Inc.........................................     10,100            107,944
  *Xoma Corp...........................................    113,000            775,109
  *Xpedite Systems, Inc................................     36,100            967,931
  Yankee Energy Systems, Inc...........................        400              9,513
  Yardville National Bancorp...........................      6,600            220,275
  *#Yes Entertainment Corp.............................     28,600             41,113
  York Financial Corp..................................     37,006            964,475
  *York Research Corp..................................     62,000            490,188
  *Youth Services International, Inc...................     65,500            949,750
  *Zaring National Corp................................     19,800            186,863
  *Zemex Corp..........................................     51,413            488,424
  Ziegler Co., Inc.....................................        500             10,688
  *Zila, Inc...........................................      6,435             40,420
  *Zing Technologies, Inc..............................     12,700            121,444
  *Zitel Corp..........................................     12,000            134,625
  *Zoll Medical Corp...................................     50,500            349,555
  *Zoran Corp..........................................     25,500            435,094
  *Zygo Corp...........................................     33,700            722,444
  *Zytec Corp..........................................     37,300            969,800
                                                                      ---------------
TOTAL COMMON STOCKS (Cost $1,112,848,600)..............                 1,489,400,848
                                                                      ---------------

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                         ----------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Amvestors Financial Corp. Warrants Class A
    04/02/02...........................................      5,588    $        45,403
  *Buell Industries, Inc. Contingent Payment Rights....     59,800                  0
  *Fusion Systems Corp. Contingent Payment Rights
    03/31/99...........................................     26,400             28,463
  *National Mercantile Bancorp Warrants 06/02/99.......         50                  0
  *PC Quote, Inc. Rights 12/19/97......................     54,100            112,771
  *Today's Man, Inc. Rights 12/05/97...................     47,700                  0
  *Xytronyx, Inc. Warrants 08/11/01....................        492                  0
                                                                      ---------------
TOTAL RIGHTS/WARRANTS (Cost $69,156)...................                       186,637
                                                                      ---------------
PREFERRED STOCKS -- (0.0%)
  *Fonar Corp. Class A (Cost $0).......................     34,390                  0
                                                                      ---------------
                                                            FACE
                                                           AMOUNT
                                                         ----------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (2.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    6.25%, 07/31/98, valued at $38,006,719) to be
    repurchased at $37,457,004. (Cost $37,440,000).....  $  37,440         37,440,000
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,150,357,756)++..............................               $ 1,527,027,485
                                                                      ---------------
                                                                      ---------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $1,151,311,005.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                                SHARES           VALUE+
                                                                                             -------------  ----------------
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company.......     24,456,741  $    338,105,164
                                                                                                            ----------------
    Total Investments (100%) (Cost $235,193,064)++.........................................                 $    338,105,164
                                                                                                            ----------------
                                                                                                            ----------------

--------------
++The cost for federal income tax purposes is $236,907,235.

                        THE U.S. LARGE COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The U.S. Large Company Series of The DFA Investment Trust Company..............                 $    343,544,108
                                                                                                              ----------------
    Total Investments (100%) (Cost $223,539,451)++...........................................                 $    343,544,108
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $224,936,543.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                                SHARES          VALUE+
                                                                                             -------------  --------------
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company...      3,791,304  $   47,616,211
                                                                                                            --------------
    Total Investments (100%) (Cost $41,060,537)++..........................................                 $   47,616,211
                                                                                                            --------------
                                                                                                            --------------

--------------
++Approximates cost for federal income tax purposes.

                         THE U.S. 6-10 VALUE PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                                SHARES            VALUE+
                                                                                             -------------  ------------------
Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company...............     99,478,673  $    2,099,208,823
                                                                                                            ------------------
    Total Investments (100%) (Cost $1,396,176,298)++.......................................                 $    2,099,208,823
                                                                                                            ------------------
                                                                                                            ------------------

--------------
++The cost for federal income tax purposes is $1,398,838,397.

                       THE U.S. LARGE CAP VALUE PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                                SHARES           VALUE+
                                                                                             -------------  ----------------
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company............................................................................     46,451,172  $    840,114,346
                                                                                                            ----------------
    Total Investments (100%) (Cost $604,893,770)++.........................................                 $    840,114,346
                                                                                                            ----------------
                                                                                                            ----------------

--------------
++The cost for federal income tax purposes is $606,745,914.

--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.0%)
  AMLI Residential Properties Trust....................        15,900  $    365,700
  Agree Realty Corp....................................         4,300        90,300
  Alexandria Real Estate Equities, Inc.................           100         3,112
  Ambassador Apartments................................         3,700        73,769
  American General Hospitality Corp....................        12,100       328,212
  *American Industrial Properties......................         2,000        27,000
  American Real Estate Investment Corp.................         1,600        24,100
  American Realty Trust, Inc...........................        15,300       224,241
  Apartment Investment & Management Co. Class A........        28,800     1,018,800
  Arbor Property Trust.................................        15,400       165,550
  Arden Realty Group, Inc..............................        29,000       882,687
  Associated Estates Realty Corp.......................        16,700       376,794
  Avalon Properties, Inc...............................        37,500     1,153,125
  BRE Properties, Inc. Class A.........................        36,060     1,036,725
  Bay Apartment Communities, Inc.......................        20,100       802,744
  Beacon Properties Corp...............................        54,300     2,443,500
  Bedford Property Investors, Inc......................        10,950       223,791
  Berkshire Realty Co..................................        25,200       286,650
  Boddie-Noell Properties, Inc.........................         3,000        43,312
  Boston Properties, Inc...............................        32,900     1,073,362
  Boykin Lodging Trust, Inc............................         9,300       241,219
  Bradley Real Estate, Inc.............................        21,355       432,439
  Brandywine Realty Trust..............................        17,200       416,025
  Burnham Pacific Properties, Inc......................        23,000       329,187
  CBL & Associates Properties, Inc.....................        23,500       565,469
  Cali Realty Corp.....................................        40,500     1,607,344
  Camden Property Trust................................        26,180       855,759
  *Capital Trust Class A...............................         8,900       108,469
  Carramerica Realty Corp..............................        56,100     1,690,012
  Centerpoint Properties Corp..........................        18,500       612,812
  Chateau Communities, Inc.............................        24,776       755,668
  Chelsea GCA Realty, Inc..............................        13,600       516,800
  *Clevetrust Realty Investors.........................         5,800         8,337
  Colonial Properties Trust............................        20,400       585,225
  Commercial Net Lease Realty, Inc.....................        23,000       370,875
  Cornerstone Properties, Inc..........................        42,000       811,125
  Cousins Properties, Inc..............................        28,700       868,175
  Crescent Real Estate Equities, Inc...................        99,400     3,826,900
  Crown American Realty Trust..........................        27,200       243,100
  Developers Diversified Realty Corp...................        25,700     1,000,694
  Duke Realty Investments, Inc.........................        62,000     1,426,000
  *EQK Realty Investors................................         7,000         7,000
  Eastgroup Properties, Inc............................        13,177       283,305
  Equity Inns, Inc.....................................        31,000       470,812
  *#Equity Office Properties Trust.....................       124,400     4,035,225
  Equity Residential Properties Corp...................        68,853     3,442,650
  Essex Property Trust.................................        13,600       491,300
  Evans Withycombe Residential, Inc....................        19,900       495,012
  Excel Realty Trust, Inc..............................        18,500       564,250
  *FAC Realty, Inc.....................................        12,000        87,000
  Federal Realty Investment Trust......................        38,300       964,681
  Felcor Suite Hotels, Inc.............................        32,200     1,169,262
  First Industrial Realty Trust, Inc...................        29,600     1,045,250
  First Union Real Estate Equity & Mortgage
    Investments........................................        27,300       406,087
  First Washington Realty Trust, Inc...................         5,100       128,456

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Franklin Select Realty Trust Class A.................        12,100  $     80,162
  Gables Residential Trust.............................        19,100       519,281
  General Growth Properties............................        34,300     1,264,812
  Glenborough Realty Trust, Inc........................        17,800       480,600
  Glimcher Realty Trust................................        21,500       471,656
  *HMG Courtland Properties, Inc.......................         1,100         6,531
  HRE Properties, Inc..................................         5,000        91,250
  Haagen (Alexander) Properties, Inc...................         4,700        81,662
  Highwood Properties, Inc.............................        35,200     1,265,000
  Home Properties of New York, Inc.....................         6,800       180,625
  Horizon Group, Inc...................................        23,400       277,875
  Hospitality Properties Trust.........................        32,000     1,138,000
  IRT Property Co......................................        31,400       378,762
  Innkeepers USA Trust.................................        28,200       452,962
  Irvine Apartment Communities, Inc....................        24,500       761,031
  JDN Realty Corp......................................        15,200       472,150
  JP Realty, Inc.......................................        17,300       432,500
  Jameson Inns, Inc....................................         9,600       111,300
  Kimco Realty Corp....................................        35,600     1,223,750
  Koger Equity, Inc....................................        20,700       432,112
  Kranzco Realty Trust, Inc............................        10,200       194,438
  Lexington Corp. Properties, Inc......................        11,200       163,100
  Liberty Property Trust...............................        38,700     1,081,181
  MGI Properties.......................................        13,400       310,713
  Macerich Co..........................................        25,400       688,975
  #Malan Realty Investors, Inc.........................         3,400        61,200
  Manufactured Home Communities, Inc...................        24,500       667,625
  Mark Centers Trust...................................        10,000        90,000
  Merry Land & Investment Co., Inc.....................        37,500       878,906
  Mid-America Apartment Communities, Inc...............        13,200       364,650
  Mid-America Realty Investments, Inc..................         8,200        84,050
  Mid-Atlantic Realty Trust............................         7,800       107,250
  *Milestone Properties, Inc...........................         3,300         2,063
  Mills Corp...........................................        21,900       606,356
  Monmouth Real Estate Investment Corp. Class A........         3,700        23,009
  National Golf Properties, Inc........................        11,000       349,250
  New Plan Realty Trust................................        57,700     1,399,225
  Oasis Residential, Inc...............................        16,000       349,000
  *Pacific Gateway Properties, Inc.....................         3,800        19,238
  Pacific Gulf Properties, Inc.........................        14,000       313,250
  Parkway Properties, Inc..............................         5,650       186,097
  Patriot American Hospitality, Inc....................        42,300     1,321,875
  Pennsylvania Real Estate Investment Trust............         7,800       186,713
  Post Properties, Inc.................................        29,670     1,146,004
  Prentiss Properties Trust............................        25,800       667,575
  Price Real Estate Investment Trust, Inc. Class B.....        10,500       414,750
  Prime Retail, Inc....................................        28,800       415,800
  Property Capital Trust...............................         9,300        36,038
  Public Storage Properties XI, Inc. Class A...........         1,600        36,000
  Public Storage Properties XX, Inc. Class A...........           800        16,800
  Public Storage, Inc..................................        93,596     2,585,590
  RFS Hotel Investors, Inc.............................        23,900       454,100

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Realty Income Corp...................................        22,600  $    591,838
  Reckson Associates Realty Corp.......................        33,700       895,156
  Regency Realty Corp..................................        19,500       517,969
  Saul Centers, Inc....................................        12,100       213,263
  Security Capital Atlantic, Inc.......................        40,300       871,488
  Security Capital Industrial Trust....................        97,300     2,450,744
  Security Capital Pacific Trust.......................        71,400     1,735,913
  Shurgard Storage Centers, Inc. Class A...............        27,200       749,700
  Simon Debartolo Group, Inc...........................        92,648     3,028,432
  Sizeler Property Investors, Inc......................         8,200        81,488
  Smith (Charles E.) Residential Realty, Inc...........        11,800       407,100
  Sovran Self Storage, Inc.............................        10,900       332,450
  Spieker Properties, Inc..............................        38,700     1,572,188
  #Starwood Lodging Trust..............................        44,550     2,388,994
  Storage Trust Realty.................................        12,100       300,988
  Storage USA, Inc.....................................        25,000       976,563
  Summit Properties, Inc...............................        22,700       471,025
  Sun Communities, Inc.................................        14,400       524,700
  Sunstone Hotel Investors, Inc........................        18,100       317,881
  Tanger Factory Outlet Centers, Inc...................         6,100       176,519
  Taubman Centers, Inc.................................        45,300       560,588
  Town & Country Trust.................................        14,000       248,500
  Transcontinental Realty Investors, Inc...............         3,500        48,125
  Trinet Corporate Realty Trust, Inc...................        18,100       696,850
  United Dominion Realty Trust, Inc....................        78,082     1,146,829
  United Mobile Homes, Inc.............................         5,800        68,875
  Urban Shopping Centers, Inc..........................        15,200       506,350
  *Value Property Trust................................        10,000       157,500
  #Vornado Realty Trust................................        47,300     2,119,631
                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Walden Residential Properties, Inc..................        15,600  $    380,250
  Washington Real Estate Investment Trust..............        31,500       511,875
  Weeks Corp...........................................        15,600       499,200
  Weingarten Realty Investors..........................        23,800       992,163
  *Wellsford Real Properties, Inc......................         4,081        64,021
  Western Investment Real Estate Trust.................        15,300       210,375
  Winston Hotels, Inc..................................        14,100       197,400
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $77,132,442)...................................                  93,861,171
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    6.25%, 07/31/98, valued at $962,325) to be
    repurchased at $945,429 (Cost $945,000)............  $        945       945,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $78,077,442)++.................................                $ 94,806,171
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $76,255,921.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                      THE JAPANESE SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               VALUE+
                                                                                            -------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.......  $ 114,071,679
                                                                                            -------------
    Total Investments (100%) (Cost $282,514,843 )++.......................................  $ 114,071,679
                                                                                            -------------
                                                                                            -------------

--------------

++The cost for federal income tax purposes is $285,504,014.

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               VALUE+
                                                                                            -------------
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company....  $ 111,369,054
                                                                                            -------------
    Total Investments (100%) (Cost $162,813,076)++........................................  $ 111,369,054
                                                                                            -------------
                                                                                            -------------

--------------

++The cost for federal income tax purposes is $268,688,645.

                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               VALUE+
                                                                                            -------------
Investment in The United Kingdom Small Company Series of The DFA Investment Trust
  Company.................................................................................  $ 130,935,477
                                                                                            -------------
    Total Investments (100%) (Cost $103,397,410)++........................................  $ 130,935,477
                                                                                            -------------
                                                                                            -------------

--------------

++Approximates cost for federal income tax purposes.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               VALUE+
                                                                                            -------------
Investment in The Continental Small Company Series of The DFA Investment Trust Company....  $ 232,840,670
                                                                                            -------------
    Total Investments (100%) (Cost $188,032,876)++........................................  $ 232,840,670
                                                                                            -------------
                                                                                            -------------

--------------

++Approximates cost for federal income tax purposes.

--------------

+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               VALUE+
                                                                                            -------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (27%)
  (Cost $110,458,178).....................................................................  $  61,270,285
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company
  (16%) (Cost $55,467,072)................................................................     36,425,552
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company
  (18%) (Cost $38,350,242)................................................................     40,914,178
Investment in The Continental Small Company Series of The DFA Investment Trust Company
  (39%) (Cost $85,204,841)................................................................     90,767,862
Temporary Cash Investments (0%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%, 12/01/97 (collateralized by U.S.
  Treasury Notes 8.50%, 11/15/00, valued at $638,881) to be repurchased at $627,285. (Cost
  $627,000)...............................................................................        627,000
                                                                                            -------------
    Total Investments (100%) (Cost $290,107,333)++........................................  $ 230,004,877
                                                                                            -------------
                                                                                            -------------

--------------

++Approximates cost for federal income tax purposes.

            THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                               NOVEMBER 30, 1997

                                                                               SHARES          VALUE+
                                                                            -------------   -------------
Investment in The DFA International Value Series of The DFA Investment
  Trust Company...........................................................     25,249,539   $ 275,097,834
                                                                                            -------------
    Total Investments (100%) (Cost $257,996,572 )++.......................                  $ 275,097,834
                                                                                            -------------
                                                                                            -------------

--------------

++The cost for federal income tax purposes is $259,230,053.

                         THE EMERGING MARKETS PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               VALUE+
                                                                                            -------------
Investment in The Emerging Markets Series of The DFA Investment Trust Company.............  $ 212,113,671
                                                                                            -------------
    Total Investments (100%) (Cost $266,677,080)++........................................  $ 212,113,671
                                                                                            -------------
                                                                                            -------------

--------------

++The cost for federal income tax purposes is $268,688,645.

--------------

+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (25.2%)
COMMON STOCKS -- (25.2%)
  Acom Co., Ltd........................................        1,000   $     54,143
  Advantest Corp.......................................          700         48,431
  Ajinomoto Co., Inc...................................       11,000         99,980
  #All Nippon Airways Co., Ltd.........................       24,000        114,523
  #Asahi Bank, Ltd.....................................       41,000        173,477
  Asahi Breweries, Ltd.................................        3,000         42,076
  Asahi Chemical Industry Co., Ltd.....................       21,000         90,500
  Asahi Glass Co., Ltd.................................       21,000        134,104
  #Bank of Tokyo-Mitsubishi, Ltd.......................       94,200      1,365,485
  Bank of Yokohama, Ltd................................       20,000         62,057
  Bridgestone Corp.....................................       13,000        282,155
  Canon, Inc...........................................       15,000        361,998
  #Chiba Bank, Ltd.....................................       11,000         42,923
  Chubu Electric Power Co., Ltd........................       12,600        202,390
  Chugoku Electric Power Co., Ltd......................        6,600         98,257
  Dai Nippon Printing Co., Ltd.........................       13,000        257,708
  #Dai-Ichi Kangyo Bank, Ltd...........................       56,000        438,785
  Daiwa Bank, Ltd......................................       23,000         41,450
  Daiwa House Industry Co., Ltd........................        9,000         72,635
  Daiwa Securities Co., Ltd............................       22,000         76,709
  #Denso Corp..........................................       15,000        273,849
  East Japan Railway Co................................           32        145,426
  Fanuc, Ltd...........................................        4,300        161,724
  #Fuji Bank, Ltd......................................       52,000        279,099
  Fuji Photo Film Co., Ltd.............................        9,000        323,683
  #Fujitsu, Ltd........................................       31,000        347,346
  *Hanwa Co., Ltd......................................        5,000          8,737
  Hitachi, Ltd.........................................       59,000        418,374
  Honda Motor Co., Ltd.................................       17,000        615,397
  #Industrial Bank of Japan............................       45,120        403,031
  Ito-Yokado Co., Ltd..................................        7,000        315,926
  Itochu Corp..........................................       21,000         54,464
  *#Japan Air Lines Co., Ltd...........................       14,000         43,549
  Jusco Co., Ltd.......................................        2,000         33,536
  #Kajima Corp.........................................       17,000         55,945
  Kansai Electric Power Co., Inc.......................       17,600        299,252
  Kao Corp.............................................        6,000         79,922
  Kawasaki Steel Corp..................................       58,000         95,436
  Kinki Nippon Railway Co., Ltd........................       29,000        160,650
  Kirin Brewery Co., Ltd...............................       18,000        138,641
  *Kobe Steel, Ltd.....................................       42,000         40,149
  Komatsu, Ltd.........................................       15,000         90,029
  Kubota Corp..........................................       25,000         86,386
  Kyocera Corp.........................................        2,000         96,533
  Kyushu Electric Power Co., Inc.......................        8,500        130,539
  Long Term Credit Bank of Japan, Ltd..................       40,000         67,385
  Marubeni Corp........................................       22,000         54,989
  Marui Co., Ltd.......................................        2,000         31,342
  Matsushita Communication Industrial Co., Ltd.........        1,000         30,245
  Matsushita Electric Industrial Co., Ltd..............       38,000        592,517
  #Matsushita Electric Works, Ltd......................       11,000         89,638
  Mitsubishi Chemical Corp.............................       16,000         31,216
  Mitsubishi Corp......................................       26,000        202,907
  Mitsubishi Electric Corp.............................       36,000         99,573

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Mitsubishi Estate Co., Ltd...........................       17,000   $    197,140
  Mitsubishi Heavy Industries, Ltd.....................       60,000        236,004
  Mitsubishi Trust & Banking Corp......................       23,000        306,366
  Mitsui & Co., Ltd....................................       26,000        180,701
  Mitsui Trust & Banking Co., Ltd......................       20,000         33,692
  Murata Manufacturing Co., Ltd........................        1,000         30,245
  #NEC Corp............................................       26,000        275,024
  NKK Corp.............................................       63,000         63,679
  #Nikko Securities Co., Ltd...........................       24,000         73,340
  Nintendo Co., Ltd., Kyoto............................        1,000        103,428
  #Nippon Credit Bank, Ltd.............................       26,000         23,021
  Nippon Express Co., Ltd..............................       19,000         99,448
  Nippon Oil Co., Ltd..................................       22,000         76,709
  Nippon Steel Corp....................................      124,000        229,297
  Nissan Motor Co., Ltd................................       42,000        182,644
  Nomura Securities Co., Ltd...........................       35,000        433,301
  Osaka Gas Co., Ltd...................................       37,000         82,625
  Pioneer Electronic...................................        2,000         34,789
  Ricoh Co., Ltd., Tokyo...............................        5,000         60,333
  *SMC Corp............................................          500         44,270
  #Sakura Bank, Ltd....................................       61,000        213,171
  Sankyo Co., Ltd......................................        4,000        127,561
  #Sanwa Bank, Ltd.....................................       52,000        570,421
  Sanyo Electric.......................................       33,000         93,085
  Secom Co., Ltd.......................................        2,000        125,367
  Sega Enterprises, Ltd................................        1,500         33,379
  Seibu Railway Co., Ltd...............................        7,000        330,186
  Seksui House.........................................       12,000         86,315
  #Seven-Eleven Japan Co., Ltd.........................        7,000        485,406
  Sharp Corp. Osaka....................................       19,000        127,138
  Shikoku Electric Power Co., Inc......................        4,200         63,185
  #Shimizu Corp........................................       12,000         38,550
  Shin-Etsu Chemical Co., Ltd..........................        3,000         71,224
  Shiseido Co., Ltd....................................        3,000         40,666
  Shizuoka Bank, Ltd...................................       14,000        129,442
  Sony Corp............................................        6,700        572,223
  #Sumitomo Bank, Ltd..................................       56,000        710,833
  Sumitomo Chemical Co., Ltd...........................       29,000         96,572
  Sumitomo Corp........................................       19,000        119,843
  Sumitomo Electric Industries, Ltd....................       11,000        147,385
  Sumitomo Metal Industries, Ltd. Osaka................       56,000        114,084
  Sumitomo Trust & Banking Co., Ltd....................       22,000        145,144
  TDK Corp.............................................        1,000         81,489
  #Taisei Corp.........................................       15,000         34,672
  #Taisho Pharmaceutical Co., Ltd......................        6,000        150,441
  Takeda Chemical Industries, Ltd......................       14,000        409,167
  Tohuku Electric Power Co., Inc.......................        9,000        136,102
  #Tokai Bank, Ltd.....................................       34,000        182,488
  Tokio Marine & Fire Insurance Co., Ltd...............       26,000        246,503
  Tokyo Electric Power Co., Ltd........................       24,300        436,020
  Tokyo Electron, Ltd..................................        1,000         38,315
  Tokyo Gas Co., Ltd...................................       44,000        105,152
  Tokyu Corp...........................................       17,000         72,595
  Tonen Corp...........................................       11,000         82,829
  Toppan Printing Co., Ltd.............................       12,000        162,664
  Toray Industries, Inc................................       25,000        113,614
  Toshiba Corp.........................................       54,000        242,868

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Toyo Seikan Kaisha, Ltd..............................        3,300   $     55,075
  #Toyo Trust & Banking Co., Ltd.......................       12,000         78,511
  Toyota Motor Corp....................................       68,000      1,960,744
  Yamanouchi Pharmaceutical Co., Ltd...................        5,000        121,450
  #Yasuda Trust & Banking Co., Ltd.....................       16,000         13,665
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,789,469)...................................                  21,888,821
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $2,487)..........................                       2,448
                                                                       ------------
TOTAL -- JAPAN
  (Cost $25,791,956)...................................                  21,891,269
                                                                       ------------
UNITED KINGDOM -- (22.5%)
COMMON STOCKS -- (22.5%)
  Abbey National P.L.C.................................       27,800        439,104
  BAT Industries P.L.C.................................       61,799        550,792
  BG P.L.C.............................................       81,353        379,668
  BOC Group P.L.C......................................       10,645        170,381
  BTR P.L.C............................................       82,177        284,174
  Barclays P.L.C.......................................       31,438        757,959
  Bass P.L.C...........................................       18,400        262,729
  Boots Co., P.L.C.....................................       20,298        297,696
  British Petroleum Co., P.L.C.........................      118,687      1,619,717
  British Telecommunications P.L.C.....................      133,400      1,020,382
  Cable and Wireless P.L.C.............................       45,778        401,833
  Cadbury Schweppes P.L.C..............................       21,986        228,180
  EMI Group P.L.C......................................       14,688        111,483
  General Electric Co. P.L.C...........................       57,881        378,128
  Glaxo Wellcome P.L.C.................................       72,176      1,669,607
  Granada Group P.L.C..................................       17,275        246,084
  Grand Metropolitan P.L.C.............................       52,707        479,527
  Great Universal Stores P.L.C.........................       21,200        248,954
  Guinness P.L.C.......................................       43,200        392,669
  HSBC Holdings P.L.C..................................       17,000        435,068
  Imperial Chemical Industries P.L.C...................       15,800        230,263
  Lloyds TSB Group P.L.C...............................      125,666      1,443,953
  Marks & Spencer P.L.C................................       60,750        628,954
  National Power P.L.C.................................       23,900        226,502
  National Westminster Bank P.L.C......................       39,980        603,197
  Prudential Corp. P.L.C...............................       44,788        487,844
  Reuters Holdings P.L.C...............................       34,200        383,752
  Rio Tinto P.L.C......................................       25,526        310,077
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....       16,927        154,714
  Safeway P.L.C........................................       24,008        130,549
  Sainsbury (J.) P.L.C.................................       38,532        316,318
  Shell Transport & Trading Co., P.L.C.................      201,600      1,381,558
  Smithkline Beecham P.L.C.............................       71,821        716,953
  Standard Chartered P.L.C.............................       19,336        214,197
  Tesco P.L.C..........................................       47,813        384,654
  Unilever P.L.C.......................................       68,800        543,931
  Vendome Luxury Group P.L.C. Units (consisting of one
    share Vendome Luxury Group P.L.C. and one share of
    Vendome Luxury Group SA)...........................       15,100        120,207
  Vodafone Group P.L.C.................................       62,000        411,043
  Zeneca Group P.L.C...................................       15,200        484,780
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,261,710)...................................                  19,547,581
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $2,973)................                $      2,985
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $10,264,683)...................................                  19,550,566
                                                                       ------------
GERMANY -- (9.3%)
COMMON STOCKS -- (9.3%)
  #BASF AG.............................................       15,000        530,663
  #Bayer AG............................................       14,000        518,066
  Bayerische Hypotheken und Wechselbank AG.............        4,800        208,183
  Bayerische Motorenwerke AG BMW, Muenchen.............          481        359,149
  #Bayerische Vereinsbank AG...........................        4,400        261,306
  #Commerzbank AG......................................        8,490        295,061
  #Daimler-Benz AG.....................................       10,450        739,983
  Deutsche Bank AG.....................................        9,800        628,394
  Deutsche Telekom AG..................................       12,500        253,355
  #Dresdner Bank AG, Frankfurt.........................        9,880        383,139
  Hochtief AG..........................................        1,510         62,495
  #Hoechst AG..........................................       12,000        423,850
  Mannesmann AG........................................          743        345,840
  #RWE AG..............................................       13,250        649,418
  SAP AG (Systeme Anwendungen Produkte in der
    Datenverarbeitung).................................        1,100        319,929
  #Siemens AG..........................................       11,000        645,782
  Thyssen..............................................          650        154,777
  #Veba AG.............................................       12,000        712,994
  Viag AG..............................................          546        277,422
  #Volkswagen AG.......................................          550        311,821
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,396,792)....................................                   8,081,627
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $6,344)..........................                       6,311
                                                                       ------------
TOTAL -- GERMANY
  (Cost $4,403,136)....................................                   8,087,938
                                                                       ------------
FRANCE -- (8.4%)
COMMON STOCKS -- (8.4%)
  AXA-UAP..............................................        7,692        555,972
  Accor SA.............................................          508         96,377
  Air Liquide..........................................          700        108,614
  Air Liquide Prime Fidelite...........................        1,471        228,244
  Air Liquide Prime Fidelite 1998......................          355         55,083
  Alcatel Alsthom Cie Generale d'Electricite SA........        5,100        637,555
  Banque Nationale de Paris............................        2,247        109,657
  Canal Plus SA........................................          483         83,289
  Carrefour Supermarche SA.............................          900        477,175
  Elf Aquitaine........................................        5,127        590,559
  *Euro Disney SCA.....................................       15,150         20,145
  Financiere de Paribas SA Series A....................        2,350        169,100
  Generale des Eaux....................................        2,786        367,157
  Generale des Establissements Michelin SA Series B....          509         27,470
  Groupe Danone........................................        2,346        375,536
  Havas SA.............................................          974         62,959
  L'Oreal..............................................        1,540        586,419
  LVMH (Louis Vuitton Moet Hennessy)...................        2,016        348,323

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  LaFarge Coppee SA....................................        1,887   $    123,733
  Lyonnais des Eaux SA.................................        2,754        297,629
  Pechiney International...............................        1,600         31,060
  Pernod-Ricard........................................        1,260         63,795
  Peugeot SA...........................................          950        108,622
  Pinault Printemps Redoute SA.........................          200        102,007
  #Rhone-Poulenc SA Series A...........................        3,765        166,583
  #Saint-Gobain........................................        1,984        266,169
  Sanofi SA............................................        2,414        240,848
  Schneider SA.........................................        2,519        133,769
  #Societe Generale Paris..............................        1,782        232,731
  Thomson-CSF..........................................        2,324         66,333
  Total SA.............................................        5,485        571,404
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,943,005)....................................                   7,304,317
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *French Francs (Cost $3,137).........................                       3,150
                                                                       ------------
TOTAL -- FRANCE
  (Cost $4,946,142)....................................                   7,307,467
                                                                       ------------
SWITZERLAND -- (7.6%)
COMMON STOCKS -- (7.6%)
  ABB AG, Baden........................................          186        247,488
  Credit Suisse Holding, Zuerich (Namen)...............        3,575        523,453
  Financiere Richemont AG Units -A-....................          106        117,845
  Nestle SA, Cham et Vevey.............................          853      1,255,248
  Novartis AG, Basel...................................        1,334      2,131,495
  Roche Holding AG, Basel..............................           79      1,202,435
  SBG (Schweizerische Bankgesellschaft)................          556        707,826
  *SBV (Schweizerischer Bankverein) (Namen)............        1,546        443,514
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,441,930)....................................                   6,629,304
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $396)............................                         421
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $2,442,326)....................................                   6,629,725
                                                                       ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
  ABN Amro Holding NV..................................        5,959        113,607
  Aegon NV.............................................          946         80,755
  Heineken NV..........................................          200         33,854
  Ing Groep NV.........................................       20,727        842,446
  Philips Electronics NV...............................        1,100         72,653
  Polygram NV..........................................          600         30,393
  Royal Dutch Petroleum Co., Den Haag..................       53,200      2,769,788
  #Unilever NV.........................................       19,200      1,116,487
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,301,212)....................................                   5,059,983
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $308).....................                         311
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $2,301,520)....................................                   5,060,294
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

ITALY -- (4.0%)
COMMON STOCKS -- (3.9%)
  #Alleanza Assicurazioni SpA..........................       12,375   $    113,864
  Alleanza Assicurazioni SpA (Risp)....................          113            550
  Assicurazioni Generali SpA, Trieste..................       18,452        413,770
  #Banca Commerciale Italiana SpA......................       34,000         97,196
  *Banca di Roma.......................................       66,500         54,876
  Banco Ambrosiano Veneto SpA..........................       12,000         39,200
  *Campart SpA.........................................       38,769         20,483
  Credito Italiano.....................................       39,000        106,299
  #Edison SpA..........................................       10,000         54,078
  #Fiat SpA............................................       75,900        219,173
  *HPI SpA (Holding di Partecipazioni Industriale).....       18,000          9,812
  ITALGAS SpA, Torino..................................       11,000         42,554
  #Ifil Finanziaria Partecipazioni SpA, Torino.........        8,000         29,559
  #Istituto Bancario San Paolo Torino SpA..............       18,500        152,342
  Istituto Mobiliare Italiano IMI SpA..................       13,500        140,816
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...        1,500          9,574
  La Fondiara Assicurazioni SpA........................        4,200         19,614
  Montedison SpA.......................................       73,260         60,200
  Pirelli SpA..........................................       20,000         50,288
  RAS SpA (Riunione Adriatica di Sicurta)..............        7,465         69,464
  RAS SpA (Riunione Adriatica di Sicurta) (Risp).......          371          2,330
  SAI SpA (Sta Assicuratrice Industriale SpA)..........        2,000         20,185
  *SEAT SpA............................................       86,000         34,041
  Sirti SpA............................................        4,000         24,004
  Telecom Italia Mobile SpA............................      134,740        542,297
  Telecom Italia SpA, Torino...........................      176,965      1,103,439
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,947,930)....................................                   3,430,008
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
  *Banco Ambrosiano Veneto SpA Rights 01/02/98 (Cost
    $17,235)...........................................       12,000         43,610
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira (Cost $1,573)..........................                       1,547
                                                                       ------------
TOTAL -- ITALY
  (Cost $1,966,738)....................................                   3,475,165
                                                                       ------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
  AGA AB Series A......................................        2,900         38,311
  AGA AB Series B......................................        2,500         31,408
  Asea AB Series A.....................................       13,000        165,005
  Asea AB Series B.....................................        5,000         62,168
  Astra AB Series A....................................       29,866        516,400
  Astra AB Series B....................................        6,133        102,071
  Sandvik AB Series A..................................        3,200         96,568
  Sandvik AB Series B..................................        1,300         38,978
  #Skandinaviska Enskilda Banken Series A..............       10,300        122,064

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Skanska AB...........................................        2,400   $     98,848
  Svenska Handelsbanken Series A.......................        4,200        148,233
  Swedish Match AB (Frueher Svenska Taendsticks AB)....        8,800         29,634
  Sydkraft AB Series C.................................        2,400         52,532
  Telefon AB L.M. Ericsson Series A....................        1,500         62,945
  Telefon AB L.M. Ericsson Series B....................       18,300        747,787
  Volvo AB Series A....................................        2,200         58,412
  Volvo AB Series B....................................        6,600        175,237
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,712,053)....................................                   2,546,601
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $43)............................                          43
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $1,712,096)....................................                   2,546,644
                                                                       ------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cathay Pacific Airways, Ltd..........................       61,000         53,264
  China Light & Power Co., Ltd.........................       35,500        179,101
  Citic Pacific, Ltd...................................       24,000         95,624
  Hang Seng Bank, Ltd..................................       39,000        343,066
  #Henderson Land Development Co., Ltd.................       18,000         88,949
  Hong Kong Telecommunications, Ltd....................      231,058        439,382
  Hong Kong Electric Holdings, Ltd.....................       30,500        103,175
  Hutchison Whampoa, Ltd...............................       73,000        486,334
  New World Development Co. Ltd........................       31,000        114,892
  Sung Hungkai Properties, Ltd.........................       47,000        358,719
  Swire Pacific, Ltd. Series A.........................       27,000        135,169
  Wharf Holdings, Ltd..................................       41,000         83,535
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,605,712)....................................                   2,481,210
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $13,899)....................                      13,899
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $2,619,611)....................................                   2,495,109
                                                                       ------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
  #Amcor, Ltd..........................................       12,538         56,192
  Australia & New Zealand Banking Group, Ltd...........       30,193        207,418
  #Boral, Ltd..........................................       23,456         59,383
  Brambles Industries, Ltd.............................        3,950         75,696
  #Broken Hill Proprietary Co., Ltd....................       39,080        359,119
  #CSR, Ltd............................................       16,243         53,348
  Coca-Cola Amatil, Ltd................................        5,066         37,790
  Coles Myer, Ltd......................................       21,391        105,383
  #Commonwealth Bank of Australia......................       11,183        132,767
  #Fosters Brewing Group, Ltd..........................       34,148         63,320
  MIM Holdings.........................................       48,835         35,420
  National Australia Bank, Ltd.........................       36,187        479,611
  News Corp., Ltd......................................       19,556        104,639
  Pacific Dunlop, Ltd..................................       19,238         39,490
  Rio Tinto, Ltd.......................................       12,510        137,813
  #WMC, Ltd............................................       30,062         96,368
                                                               SHARES        VALUE+
                                                         ------------  ------------

  #Westpac Banking Corp................................       49,144   $    309,025
  Woodside Petroleum, Ltd..............................        6,666         47,887
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,814,569)....................................                   2,400,669
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $7,831).....................                       7,449
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $1,822,400)....................................                   2,408,118
                                                                       ------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Banco Popular Espanol SA, Madrid.....................        2,000        127,812
  Banco Santander SA, Santander........................        9,300        280,013
  Bilbao Vizcaya SA, Bilbao............................       12,800        387,541
  #ENDESA SA, Madrid...................................       19,700        370,552
  #Iberdrola SA........................................       15,500        198,525
  Repsol SA............................................        5,600        241,462
  SDG SA, Barcelona....................................        2,800        138,005
  Telefonica de Espana SA..............................       17,800        515,648
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,552,162)....................................                   2,259,558
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $7,536)........................                       7,530
                                                                       ------------
TOTAL -- SPAIN
  (Cost $1,559,698)....................................                   2,267,088
                                                                       ------------
SINGAPORE -- (1.0%)
COMMON STOCKS -- (1.0%)
  Cerebos Pacific, Ltd.................................       10,000         27,754
  City Developments, Ltd...............................       26,000        128,161
  *Creative Technology Co., Ltd........................        3,000         83,452
  Cycle & Carriage, Ltd................................        7,000         29,670
  Fraser & Neave, Ltd..................................       10,000         49,920
  Keppel Bank of Singapore, Ltd........................       20,000         32,904
  #Keppel Corp., Ltd...................................       25,000         84,771
  Singapore Land, Ltd..................................       11,000         32,326
  #Singapore Telecommunications, Ltd...................      161,000        311,379
  Straits Steamship Land, Ltd..........................       22,000         34,812
  Tat Lee Bank.........................................       18,000         27,466
  Wing Tai Holdings, Ltd...............................       19,000         24,458
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $908,313)......................................                     867,073
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $59)........................                          59
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $908,372)......................................                     867,132
                                                                       ------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
  Banque Bruxelles Lambert.............................          200         51,058
  Electrabel SA........................................          700        156,581
  Etablissement Delhaize Freres & Cie le Lion SA
    Molenbeek-Saint-Jean...............................          700         35,394
  Fortis AG............................................          800        159,165
  Generale de Banque SA................................          200         82,715

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Petrofina SA, Bruxelles..............................          400   $    154,438
  Solvay SA............................................        1,600         96,070
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $696,563)......................................                     735,421
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs (Cost $11)...........................                          11
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $696,574)......................................                     735,432
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $3,747,388) to be
    repurchased at $3,689,675 (Cost $3,688,000)........  $     3,688      3,688,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $65,123,252)++.....                $ 87,009,947
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $65,726,410.

                See accompanying Notes to Financial Statements.

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (23.5%)
COMMON STOCKS -- (23.2%)
 ASK Corp., Yokohama...................................        13,000  $     22,409
 Aica Kogyo Co., Ltd...................................        75,000       282,664
 Aichi Corp............................................       126,500       426,210
 Aichi Steel Works, Ltd................................       261,000       613,516
 Aida Engineering, Ltd.................................        84,000       355,416
 Amada Metrecs Co., Ltd................................        71,000       428,364
 Amada Sonoike Co., Ltd................................       133,000       347,024
 *Amada Wasino Co., Ltd................................       300,000       300,881
 Ando Corp.............................................       306,000       491,518
 *#Aoki Corp...........................................       361,000        84,858
 #Arai-Gumi, Ltd.......................................        19,600        28,719
 Araya Industrial Co., Ltd.............................       194,000       221,931
 Asahi Kogyosha Co., Ltd...............................       114,000       321,567
 Asanuma Corp..........................................       311,000       392,329
 *Asics Corp...........................................       384,000       361,058
 Atsugi Nylon Industrial Co., Ltd......................       352,000       598,503
 Azel Corp., Tokyo.....................................       152,000       339,432
 #Bank of Okinawa, Ltd.................................        36,700       632,635
 *#Bank of Osaka, Ltd..................................       223,000       279,569
 #Bank of the Ryukyus, Ltd.............................        48,490       531,918
 Bunka Shutter Co., Ltd................................       246,000       676,560
 *#Cabin Co., Ltd......................................       164,000       199,177
 Calpis Co., Ltd.......................................        71,000       241,998
 Central Finance Co., Ltd..............................       387,000       570,076
 #Chiba Kogyo Bank, Ltd................................        46,200       832,595
 Chisan Tokan Co., Ltd.................................       165,000       155,142
 *#Chiyoda Corp........................................       191,000       323,260
 Chuetsu Pulp and Paper Co., Ltd.......................       215,000       409,363
 Chugoku Marine Paints, Ltd............................        21,000        41,630
 Chuo Spring Co., Ltd., Nagoya.........................       222,000       561,849
 Cleanup Corp..........................................        68,000       338,335
 #Dai Nippon Construction..............................       186,000       291,479
 Dai-Dan Co., Ltd......................................        42,000       299,142
 Dai-Ichi Hotel, Ltd., Tokyo...........................       121,000       365,015
 *#Dai-Ichi Katei Denki Co., Ltd.......................       225,000       137,512
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................         9,000        21,226
 *#Dai-Ichi Securities Co., Ltd........................       200,000       159,843
 Daido Hoxan, Inc......................................       124,000       228,325
 Daidoh, Ltd...........................................       135,000       630,441
 *Daiei OMC, Inc.......................................       264,000       401,301
 Daiho Corp............................................        83,000       149,579
 #Daiichi Cement Co., Ltd..............................        77,000       108,599
 #Daikyo, Inc..........................................       176,000       201,340
 *Daisue Construction Co., Ltd.........................        25,000        17,042
 *#Daiwa Danchi Co., Ltd...............................       150,000       273,849
 Daiwabo Co., Ltd......................................       189,000       245,830
 *Deodeo Corp..........................................        57,600       500,968
 #Descente, Ltd........................................       189,000       404,286
 *Dijet Industrial Co., Ltd............................        10,000        15,593
 Eagle Industry Co., Ltd...............................        35,000        95,984
 First Baking Co., Ltd.................................        70,000        81,724
 Fuji Denki Reiki Co., Ltd.............................        67,000       234,139
 Fuji Kiko Co., Ltd....................................        45,000       116,357
 Fujirebio, Inc........................................       144,000       451,322
 #Fujita Corp..........................................       491,000       184,666
 Fukuda Corp...........................................       160,000       470,127
 Fukushima Bank, Ltd...................................        32,000        52,654

                                                               SHARES        VALUE+
                                                         ------------  ------------

 #Gakken Co., Ltd......................................       127,000  $    260,717
 Gastec Service, Inc...................................        98,000       399,295
 *#Godo Steel, Ltd.....................................       206,000       242,116
 Goldwin, Inc..........................................        54,000        48,658
 *#Graphtec Corp.......................................        99,000       255,984
 Gun-Ei Chemical Industry Co., Ltd.....................       306,000       469,939
 *Gunze Sangyo, Inc., Tokyo............................       222,000       344,415
 Hanshin Sogo Bank, Ltd................................       198,000       229,610
 Harima Chemicals, Inc.................................        83,000       422,723
 *Haseko Corp..........................................       390,000       244,466
 Hazama Corp...........................................       305,000       181,626
 #Heiwado Co., Ltd.....................................        73,000       543,389
 Hibiya Engineering, Ltd...............................        53,000       240,862
 Hisaka Works, Ltd.....................................       106,000       536,541
 Hisamitsu Pharmaceutical Co., Inc.....................        58,000       384,925
 Hitachi Koki Co., Ltd.................................       153,000       632,979
 Hitachi Medical Corp..................................        39,000       351,420
 Hochiki Corp..........................................        17,000        56,345
 Hokkai Can Co., Ltd., Tokyo...........................       239,000       490,641
 *#Hokkaido Bank, Ltd..................................       477,000       467,189
 Hokkaido Gas Co., Ltd.................................         8,000        18,617
 Hokko Chemical Industry Co., Ltd......................        12,000        28,866
 Hokuriku Electrical Construction Co., Ltd.............        81,000       258,946
 Hokushin Co., Ltd.....................................        32,600        89,403
 Ichikawa Co., Ltd.....................................       117,000       212,686
 Ichiken Co., Ltd......................................        45,000        52,889
 Idec Izumi Corp.......................................       130,000       611,166
 Ikegami Tsushinki Co., Ltd............................       129,000       425,536
 #Inabata and Co., Ltd., Osaka.........................       178,000       739,197
 Intec, Inc............................................        21,000       162,735
 *Inui Steamship Co., Ltd..............................        32,000        32,345
 Ishizuka Glass Co., Ltd...............................       119,000       233,105
 Itochu Fuel Corp......................................       140,000       390,519
 Itoki Crebio Corp.....................................       127,000       333,359
 Iwasaki Electric Co., Ltd.............................        21,000        35,871
 Izumi Co., Ltd........................................        82,000       479,310
 #JDC Corp.............................................       128,000        47,138
 #JGC Corp.............................................       226,000       529,473
 JMS Co., Ltd..........................................       135,000       401,959
 Japan Oil Transportation Co., Ltd.....................        41,000        78,386
 Japan Paperboard Industries Co., Ltd., Tokyo..........        35,000        52,380
 Japan Transcity Corp..................................        79,000       187,557
 Japan Vilene Co., Ltd.................................       202,000       501,736
 Joban Kosan Co., Ltd..................................        87,000       164,286
 Joshin Denki Co., Ltd.................................        71,000       209,732
 *#Jujiya Co., Ltd.....................................       265,000       249,167
 Kahma Co., Ltd........................................        41,000       225,520
 #Kamei Corp...........................................       131,000       983,334
 Kanaden Corp..........................................        11,000        50,076
 #Kanematsu Electronics, Ltd...........................        87,000       365,383
 *#Kankaku Securities Co., Ltd.........................       645,000       454,848
 #Kansei Corp..........................................       179,000     1,061,728
 Kanto Auto Works, Ltd., Yokosuka......................       220,000       698,139
 #Kanto Bank, Ltd......................................        30,700       254,981
 Kanto Natural Gas Development Co., Ltd................       198,000       713,653
 #Kasumi Co., Ltd......................................        43,000       170,484

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Kato Works Co., Ltd...................................       201,000  $    346,484
 Kawada Industries, Inc................................       181,000       297,826
 *Kawashima Textile Manufacturers, Ltd.................       306,000       455,553
 Kawasho Corp..........................................       452,000       644,576
 Kawasho Gecoss Corp...................................        45,300       160,081
 #Kinseki, Ltd.........................................       113,000       770,304
 *Kinsho-Mataichi Corp.................................        51,000        60,341
 *Kioritz Corp.........................................       237,000       345,403
 Kita-Nippon Bank, Ltd.................................         9,814       447,541
 Kitano Construction Corp..............................        98,000       173,540
 Kitz Corp.............................................       174,000       256,313
 #Kiyo Bank, Ltd.......................................       375,000       719,882
 Kokune Corp...........................................        99,000        87,655
 Kokusai Kogyo Co., Ltd................................       127,000       500,537
 Komai Tekko, Inc......................................       126,000       325,798
 Komatsu Construction Co., Ltd.........................        16,000        17,551
 Komatsu Forklift Co., Ltd.............................        96,000       225,661
 Kosei Securities Co., Ltd.............................       118,000       216,353
 Kurabo Industries, Ltd................................       337,000       475,299
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................        39,000       156,458
 Kyowa Leather Cloth Co., Ltd..........................        75,000       381,978
 Kyudenko Corp.........................................       107,000       566,754
 #Kyushu Bank, Ltd.....................................       314,000       996,435
 Life Corp.............................................        14,000        62,527
 Maeda Road Construction Co., Ltd......................       103,000       517,320
 Magara Construction Co., Ltd..........................        57,000        63,867
 *Marudai Food Co., Ltd................................       170,000       380,960
 #Maruetsu, Inc........................................       192,000       565,657
 Marusan Securities Co., Ltd...........................       101,000       300,725
 Maruzen Showa Unyu Co., Ltd...........................       126,000       303,091
 Matsui Construction Co., Ltd..........................        90,000       252,458
 Matsuo Bridge Co., Ltd................................        90,000       147,385
 Meito Sangyo Co., Ltd.................................        90,000       818,022
 #Mitsuba Corp.........................................        97,000       554,829
 *Mitsubishi Steel Manufacturing Co., Ltd..............       185,000       250,774
 Mitsui Construction Co., Ltd..........................       199,000       182,433
 *Mitsui Mining Co., Ltd...............................       129,000       150,605
 Mitsui Wood Systems, Inc..............................        37,000       129,011
 Mitsuuroko Co., Ltd...................................       174,000       613,516
 Miyazaki Bank, Ltd....................................       127,260       493,584
 #Miyuki Keori Co., Ltd................................       124,000       505,230
 Mizuno Corp...........................................       176,000       639,875
 Morita Corp...........................................       168,000       394,907
 *Morozoff, Ltd., Osaka................................       119,000       289,050
 Mory Industries, Inc..................................        56,000       108,819
 *Mutoh Industries, Ltd................................       147,000       162,405
 *Mutow Co., Ltd.......................................        89,000       313,810
 Nabco, Ltd............................................       107,000       205,406
 Naigai Co., Ltd.......................................       281,000       495,397
 Nakamuraya Co., Ltd...................................         8,000        23,757
 #Nakano Corp..........................................       157,000       177,144
 Nakayama Steel Works, Ltd.............................       151,000       261,477
 *National Securities Co., Ltd.........................       124,000       102,989
 Neturen Co., Ltd., Tokyo..............................       146,000       457,591
 *New Japan Securities Co., Ltd........................       558,000       467,824
 Nichia Steel Works, Ltd...............................       156,200       416,125
 Nichimo Co., Ltd......................................       127,000       205,986
 Nichimo Corp..........................................       209,000       212,889
 Nihon Kohden Corp.....................................       164,000       587,252
 Nihon Matai Co., Ltd..................................       119,000       307,698
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Nihon Nohyaku Co., Ltd...............................        90,000  $    218,609
 Nihon Parkerizing Co., Ltd............................       228,000       643,134
 Nihon Tokushu Toryo Co., Ltd..........................        79,000       154,750
 Niigata Chuo Bank, Ltd................................       321,000       741,978
 Nikko Co., Ltd., Akashi...............................       123,000       311,295
 Nippon Beet Sugar Manufacturing Co., Ltd..............       191,000       342,715
 Nippon Chemiphar Co., Ltd.............................       115,000       243,291
 Nippon Concrete Industries Co., Ltd...................        23,000        41,810
 Nippon Conlux Co., Ltd................................        78,000       320,862
 *Nippon Conveyor Co., Ltd.............................        52,000        68,043
 Nippon Denko Co., Ltd.................................       137,000       170,680
 Nippon Densetsu Kogyo Co., Ltd........................        86,000       303,232
 Nippon Hume Pipe Co., Ltd.............................        95,000       238,198
 Nippon Koei Co., Ltd., Tokyo..........................       121,000       273,050
 Nippon Koshuha Steel Co., Ltd.........................       133,000       124,012
 Nippon Metal Industry Co., Ltd........................       210,000       294,535
 #Nippon Paint Co., Ltd................................       315,000       629,383
 Nippon Road Co., Ltd..................................       125,000       161,606
 Nippon Seisen Co., Ltd................................        35,000        82,272
 Nippon Synthetic Chemical Industry Co., Ltd...........       133,000       239,687
 Nippon Valqua Industries, Ltd.........................       294,000       495,279
 *Nippon Yakin Kogyo Co., Ltd..........................       237,000       209,841
 Nissan Construction Co., Ltd..........................       106,000       153,653
 Nisshin Oil Mills, Ltd................................       189,000       542,010
 Nissin Electric Co., Ltd..............................       134,000       293,986
 Nittetsu Mining Co., Ltd..............................        77,000       361,395
 #Nitto Construction Co., Ltd..........................        10,000        15,749
 Nittoc Construction Co., Ltd..........................       147,000       387,009
 Noritz Corp...........................................        70,000       501,861
 Obayashi Road Corp....................................       152,000       270,355
 Ohki Corp.............................................       168,000       250,108
 Okabe Co., Ltd........................................        98,000       464,564
 *Okasan Securities Co., Ltd...........................       247,000       305,786
 Oki Electric Cable Co., Ltd...........................        10,000        17,238
 Okura Industrial Co., Ltd.............................       240,000       517,140
 *Ono Sokki Co., Ltd...................................         9,000        38,080
 Optec Dai-Ichi Denko Co., Ltd.........................       157,000       182,065
 Pacific Industrial Co., Ltd...........................       187,000       537,739
 Parco Co., Ltd........................................        77,000       355,361
 #Pokka Corp...........................................       110,000       448,188
 *Prima Meat Packers, Ltd..............................        93,000        95,459
 Renown Look, Inc......................................       114,000       138,452
 *Renown, Inc..........................................       357,000       268,537
 Rheon Automatic Machinery Co., Ltd....................        93,000       313,340
 Rhythm Watch Co., Ltd.................................       120,000       197,453
 Ryoden Trading Co., Ltd...............................       170,000       620,725
 S.T. Chemical Co., Ltd................................       115,000       459,549
 SXL Corp..............................................       108,000       294,488
 Sagami Co., Ltd.......................................       141,000       387,785
 Sakai Chemical Industry Co., Ltd......................       202,000       580,874
 Sakai Heavy Industries, Ltd...........................        43,000       107,142
 Sakurada Co., Ltd.....................................        36,000        46,825
 San-Ai Oil Co., Ltd...................................       100,000       220,176
 Sankei Building Co., Ltd..............................        18,000        56,697
 Sanko Metal Industrial Co., Ltd., Tokyo...............        49,000        61,430
 Sankyo Aluminum Industry Co., Ltd.....................       328,000       375,224
 Sankyo Seiko Co., Ltd.................................        75,000       161,606
 Sanyo Industries, Ltd., Tokyo.........................       121,000       327,091
 Sanyo Special Steel Co., Ltd..........................       248,000       310,911

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sata Construction Co., Ltd., Gumma....................       134,000  $    215,240
 Sato Shoji Corp.......................................        49,000       215,005
 *Seikitokyu Kogyo Co., Ltd............................       211,000       163,675
 Seiren Co., Ltd.......................................       204,000       359,647
 Sekisui Plastics Co., Ltd.............................       296,000       510,245
 Senko Co., Ltd........................................       150,000       319,687
 Senshukai Co., Ltd....................................        88,000       369,583
 *#Settsu Corp.........................................       308,000       260,639
 Shibuya Kogyo Co., Ltd................................        61,000       506,641
 #Shin Nippon Air Technologies Co., Ltd................        89,320       405,920
 Shinagawa Fuel Co., Ltd...............................        86,000       336,925
 Shinko Shoji Co., Ltd.................................        80,000       505,230
 Shinmaywa Industries, Ltd.............................       154,000       504,384
 *#Shokusan Jutaku Sogo Co., Ltd.......................       116,000        46,355
 #Sintokogio, Ltd., Nagoya.............................       205,000       777,434
 Soda Nikka Co., Ltd...................................        82,000       163,839
 Sokkisha Co., Ltd.....................................        35,000       100,098
 Sotetsu Rosen Co., Ltd................................         5,000        22,919
 Star Micronics Co., Ltd...............................        74,000       236,568
 *#Sumitomo Corporation's Leasing, Ltd.................        85,000       199,804
 #Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................        16,000        62,684
 Sun Wave Corp.........................................        62,000       309,453
 SunTelephone Co., Ltd.................................       157,000       541,273
 *#Suzutan Co., Ltd....................................       156,000       157,681
 Taihei Dengyo Kaisha, Ltd.............................        58,000       193,144
 Taihei Kogyo Co., Ltd.................................       101,000       142,449
 *#Taiheiyo Securities Co., Ltd........................       392,000       172,004
 *Taisei Prefab Construction Co., Ltd..................       265,000       253,320
 Taisei Rotec Corp.....................................       220,000       389,579
 Taiyo Toyo Sanso Co., Ltd.............................        69,000       130,296
 *Taka-Q Co., Ltd......................................       196,000       136,682
 #Takada Kiko Co., Ltd.................................        73,000       240,235
 Takara Co., Ltd.......................................        97,000       273,614
 Takiron Co., Ltd......................................       301,000       754,711
 Tamura Corp...........................................        73,000       284,850
 #Tasaki Shinju Co., Ltd...............................       130,000       427,816
 *#Tayca Corp..........................................       169,000       178,766
 Teikoku Hormone Manufacturing Co., Ltd................        76,000       458,531
 Teikoku Tsushin Kogyo Co., Ltd........................        63,000       153,026
 Tekken Corp...........................................       204,000       300,505
 Tenma Corp............................................        32,000       371,087
 *Tetra Co., Ltd., Tokyo...............................        31,000        54,166
 *Titan Kogyo K.K......................................        86,000       181,939
 Toa Doro Kogyo Co., Ltd...............................        76,000       104,212
 *Toa Steel Co., Ltd...................................       261,000       157,469
 *Toa Wool Spinning & Weaving Co., Ltd.................       185,000       244,976
 Tobu Store Co., Ltd...................................       168,000       344,885
 Tochigi Bank, Ltd.....................................        86,000       475,738
 Tochigi Fuji Industrial Co., Ltd......................       125,000       323,213
 Toda Kogyo Corp.......................................       156,000       552,494
 Toenec Corp...........................................       124,000       514,946
 Tohto Suisan Co., Ltd.................................       135,000       215,788
 Tokai Maruman Securities Co., Ltd.....................       100,000       144,172
 *Tokai Senko K.K., Nagoya.............................       118,000       124,819
 #Tokico, Ltd..........................................       160,000       322,194
 Tokimec, Inc..........................................       107,000       184,447
 Tokushu Paper Manufacturing Co., Ltd..................        42,000       296,509
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *#Tokuyo City Bank, Ltd...............................       275,000  $      4,309
 Tokyo Denki Komusho Co., Ltd..........................       128,000       451,322
 *Tokyo Nissan Auto Sales Co., Ltd.....................        34,000        97,504
 *Tokyo Securities Co., Ltd............................       271,000       227,205
 *Tokyo Tekko Co., Ltd.................................       170,000       161,175
 Tokyu Car Corp........................................       154,000       199,099
 #Tokyu Construction Co., Ltd..........................       223,000       178,225
 *Tokyu Tourist Corp...................................        54,000        80,392
 Tomoe Corp............................................        50,000        86,190
 Tonami Transportation Co., Ltd........................       126,000       246,817
 Topcon Corp...........................................       129,000       434,633
 Topre Corp............................................       184,000       726,629
 Torishima Pump Manufacturing Co., Ltd., Osaka.........        93,000       516,646
 Toshiba Engineering & Construction Co., Ltd...........        94,000       244,529
 *Toshoku, Ltd.........................................       195,000       132,928
 Tostem Viva Corp......................................        87,000       211,322
 Totenko Co., Ltd......................................        83,000       234,123
 Totetsu Kogyo Co., Ltd................................       117,000       220,020
 Totoku Electric Co., Ltd., Tokyo......................        57,000       129,520
 Toyo Construction Co., Ltd............................       266,000       177,160
 *Toyo Electric Co., Ltd...............................        14,000        16,454
 Toyo Engineering Corp.................................       226,000       288,643
 Toyo Kanetsu K.K......................................       182,000       131,197
 Toyo Radiator Co., Ltd................................        93,000       163,957
 *Toyo Securities Co., Ltd.............................       267,000       292,889
 Toyo Shutter Co., Ltd.................................        66,000       179,965
 #Toyoda Boshoku Corp..................................        71,000       134,629
 Tsubaki Nakashima Co., Ltd............................        28,000       160,157
 #Tsudakoma Corp.......................................       237,000       557,101
 *Tsugami Corp.........................................       282,000       408,776
 Tsurumi Manufacturing Co., Ltd........................         7,000        39,491
 Tsutsumi Jewelry Co., Ltd.............................        25,000       309,500
 Tsutsunaka Plastic Industry Co., Ltd..................        61,000       195,965
 Uchida Yoko Co., Ltd..................................       202,000       462,167
 Ueki Corp.............................................       113,000       177,081
 Wakachiku Construction Co., Ltd.......................       167,000       171,416
 #Yahagi Construction Co., Ltd.........................       130,000       509,305
 Yamamura Glass Co., Ltd...............................       227,000       430,433
 Yamatane Corp.........................................       105,000       180,999
 *#Yamatane Securities Co., Ltd........................        83,000        57,881
 Yamato International, Inc.............................        72,000        99,855
 Yokogawa Bridge Corp..................................        66,000       227,542
 Yokohama Reito Co., Ltd...............................         8,000        64,564
 Yomeishu Seizo Co., Ltd...............................         9,000        47,882
 Yondenko Corp.........................................       139,650       547,111
 Yurtec Corp...........................................        80,000       463,859
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $213,025,224)..................................                 101,054,308
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Japanese Yen (Cost $1,346,714).......................                   1,341,445
                                                                       ------------
TOTAL -- JAPAN
  (Cost $214,371,938)..................................                 102,395,753
                                                                       ------------
UNITED KINGDOM -- (17.7%)
COMMON STOCKS -- (17.5%)
 600 Group P.L.C.......................................       144,000       291,135
 ABI Leisure Group P.L.C...............................        65,000        34,497
 ASDA Property Holdings P.L.C..........................       111,000       315,118
 *ASW Holdings P.L.C...................................       404,000       262,055

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Abbeycrest P.L.C......................................        70,000  $    137,396
 Acatos & Hutcheson P.L.C..............................        60,404       291,060
 Adam & Harvey Group P.L.C.............................         8,000        45,490
 Adscene Group P.L.C...................................        60,000       138,997
 Adwest Group P.L.C....................................       150,000       379,082
 Airflow Streamlines P.L.C.............................        19,305        52,040
 Alexanders Holdings P.L.C.............................        71,000        11,962
 Alexandra Workwear P.L.C..............................        46,000        94,164
 Allders P.L.C.........................................       131,842       495,347
 Allied London Properties P.L.C........................       183,000       271,322
 Allied Textile Companies P.L.C........................       102,000       223,406
 Amec P.L.C............................................       119,571       256,854
 Anglo Eastern Plantations P.L.C.......................        57,195        85,281
 *Anite Group P.L.C....................................       800,000       552,618
 Apollo Metals P.L.C...................................        20,000        35,886
 Appleyard Group P.L.C.................................       139,000       183,838
 Arcadian International P.L.C..........................       106,666       107,827
 Arlen P.L.C...........................................       100,000        53,493
 Ascot Holdings P.L.C..................................        52,000       220,339
 Associated Nursing Services P.L.C.....................        85,000       193,332
 Austin Reed Group P.L.C...............................        55,000       180,696
 Avesco P.L.C..........................................        30,857       194,176
 Avon Rubber P.L.C.....................................        27,766       292,378
 Avonside Group P.L.C..................................        75,000        48,649
 BLP Group P.L.C.......................................        35,000        90,811
 BSG International P.L.C...............................       552,500     1,149,609
 BSM Group P.L.C.......................................        50,000       160,478
 Babcock International Group P.L.C.....................       300,000       389,191
 Baggeridge Brick P.L.C................................        72,000       110,995
 Baird (William) P.L.C.................................       236,500       862,661
 Baldwin P.L.C.........................................        30,000        58,126
 Bandt P.L.C...........................................       326,334       162,194
 Banks (Sidney C.) P.L.C...............................        37,000       181,715
 Barcom P.L.C..........................................        70,000        59,558
 Bardon Group P.L.C....................................     1,822,114     1,565,657
 Barr & Wallace Arnold Trust P.L.C.....................        40,000       111,871
 Barr (A.G.) P.L.C.....................................         7,500        50,418
 Beales Hunter P.L.C...................................         6,000         6,217
 Bellway P.L.C.........................................        50,000       292,736
 *Bellwinch P.L.C......................................       240,000        78,849
 Bentalls P.L.C........................................       102,000       250,043
 Betacom P.L.C.........................................        86,077        51,483
 Bett Brothers P.L.C...................................        14,000        37,976
 Bilton P.L.C..........................................       205,000       901,458
 Birkby P.L.C..........................................        63,000       160,807
 Birse Group P.L.C.....................................       435,278       165,006
 Black Arrow Group P.L.C...............................        35,000        59,263
 Blagden Industries P.L.C..............................       168,000       427,403
 Blockleys P.L.C.......................................        45,000        32,222
 Boot (Henry) & Sons P.L.C.............................        50,000       245,140
 Bourne End Properties P.L.C...........................       245,042       212,617
 Brasway P.L.C.........................................       103,883        36,317
 Breedon P.L.C.........................................        16,000        27,361
 Bridport-Gundry P.L.C.................................        17,500        35,823
 Bristol United Press P.L.C............................        61,511       435,264
 Britannia Group P.L.C.................................        90,000        47,764
 British Dredging P.L.C................................        42,000        98,005
 British Fittings Group P.L.C..........................        76,000       121,643
 British Mohair Holdings P.L.C.........................        10,000        16,848
 *Brown & Jackson P.L.C................................       600,000       328,538
 Brunel Holdings P.L.C.................................       200,000        52,229
 Bruntcliffe Aggregates P.L.C..........................        76,000        39,054
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Bryant Group P.L.C....................................       160,999  $    310,584
 Budgens P.L.C.........................................       223,000       203,824
 Bullough P.L.C........................................       235,000       449,381
 Burn Stewart Distillers P.L.C.........................        65,000        52,566
 Burndene Investments P.L.C............................       113,903        54,693
 Burtonwood Brewery P.L.C..............................        29,580        76,001
 CLS Holdings P.L.C....................................       247,000       549,315
 CNC Properties P.L.C..................................        24,800        31,129
 Cala P.L.C............................................       175,000       305,161
 Calderburn P.L.C......................................       150,000       120,043
 Cape P.L.C............................................       225,000       437,840
 Capital & Regional Properties P.L.C...................       102,400       454,602
 Carclo Engineering Group P.L.C........................       100,000       364,761
 *Carlisle Group P.L.C.................................       465,000        68,551
 Carr's Milling Industries P.L.C.......................        11,000        51,892
 *Cathay International P.L.C...........................       920,000       197,628
 Charles Sidney P.L.C..................................       109,000       153,343
 Chesterfield Properties P.L.C.........................        27,000       270,210
 Chime Communications P.L.C............................       100,000        80,450
 Chloride Group P.L.C..................................       316,000       211,629
 Church & Co. P.L.C....................................        24,000       163,764
 Clarkson (Horace) P.L.C...............................        59,305       107,412
 Clinton Cards P.L.C...................................        93,000       159,038
 *Clubhaus P.L.C.......................................        24,267        32,913
 Colefax & Fowler Group P.L.C..........................        96,000       167,403
 Community Hospitals Group P.L.C.......................        67,000       440,805
 Concentric P.L.C......................................       150,000       309,584
 Conrad Ritblat Group P.L.C............................        43,344       207,030
 Cook (D.C.) Holdings, Ltd.............................       200,000       144,894
 Cornwell Parker P.L.C.................................        13,333        37,627
 Cosalt P.L.C..........................................        20,000        79,018
 *Costain Group P.L.C..................................        73,000        26,443
 Countryside Property P.L.C............................       129,660       203,161
 Courtaulds Textiles P.L.C.............................       152,150       907,457
 Courts P.L.C..........................................       125,000       974,031
 Cradley Group Holdings P.L.C..........................        38,466        24,951
 *Creative Publishing P.L.C............................        30,000        69,246
 *Creighton Naturally P.L.C............................       100,000        33,696
 Crest Nicholson P.L.C.................................       310,000       561,463
 Crest Packaging P.L.C.................................        75,000        84,030
 Crestacare P.L.C......................................       427,000       203,234
 Cropper (James) P.L.C.................................        14,000        60,502
 Cussins Property Group P.L.C..........................        25,000        40,646
 *DRS Data Research Services P.L.C.....................        51,000        20,192
 Daejan Holdings P.L.C.................................        27,000       718,740
 Dagenham Motors Group P.L.C...........................        41,000        68,386
 Dawson Group P.L.C....................................        68,000       240,591
 Dawson International P.L.C............................       606,389       710,047
 Debenham Tewson & Chinnocks Holdings P.L.C............        42,423        60,396
 Delyn Group P.L.C.....................................        18,000        28,810
 Dencora P.L.C.........................................        20,000        68,235
 Derwent Valley Holdings P.L.C.........................        86,000       818,649
 Development Securities P.L.C..........................        70,000       333,171
 Dolphin Packaging P.L.C...............................        21,000        90,222
 Domino Printing Sciences P.L.C........................        88,000       573,038
 Dwyer Estates P.L.C...................................        50,000        58,126
 EIS Group P.L.C.......................................       192,400     1,000,026
 *Eleco Holdings P.L.C.................................        68,900        20,315
 Electronic Data Processing P.L.C......................        25,000        23,377
 Emess P.L.C...........................................       200,000        75,816
 *English & Overseas Properties P.L.C..................       100,000        28,642

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Etam P.L.C............................................        95,000  $    213,676
 Eurodollar (Holdings) P.L.C...........................        63,000       199,549
 European Motor Holdings P.L.C.........................       250,000       395,930
 Evans Halshaw Holdings P.L.C..........................        60,000       293,157
 Evans of Leeds P.L.C..................................       210,000       534,253
 Ewart P.L.C...........................................        10,000        11,794
 Exco P.L.C............................................       200,000       124,676
 *Eyecare Products P.L.C...............................        88,988        17,617
 FII Group P.L.C.......................................        80,000       120,969
 Faber Prest P.L.C.....................................        24,000       138,491
 Fenner P.L.C..........................................       175,000       555,777
 Fine Art Developments P.L.C...........................        30,000        77,586
 Finlay (James) P.L.C..................................       180,000       344,207
 Firth Rixson P.L.C....................................       220,511       396,597
 Five Oaks Investments P.L.C...........................       168,000        89,160
 French P.L.C..........................................        17,000        14,321
 Friendly Hotels P.L.C.................................        35,538        74,245
 Frogmore Estates P.L.C................................        93,039       751,631
 Frost Group P.L.C.....................................       196,000       328,572
 GBE International P.L.C...............................       309,427        62,559
 GEI International P.L.C...............................       150,000       257,776
 Galliford P.L.C.......................................       160,000        52,566
 Gerrard Group P.L.C...................................        75,010       393,666
 Gleeson (M.J.) Group P.L.C............................        14,300       248,758
 Grainger Trust, Ltd...................................        42,000       222,900
 *Greene King P.L.C....................................        47,000       516,293
 *Greenwich Resources P.L.C............................       156,000        42,053
 Greycoat P.L.C........................................       232,000       805,204
 Hall Engineering (Holdings) P.L.C.....................        81,000       242,916
 Hamlet Group P.L.C....................................        42,000        15,921
 Hampden Group P.L.C...................................        25,000        39,804
 Hampson Industries P.L.C..............................        95,295       118,007
 *Hampton Trust P.L.C..................................       200,475        89,507
 Hardy Oil & Gas P.L.C.................................       169,000       798,676
 Hardys & Hansons P.L.C................................        72,500       262,620
 Harris (Philip) P.L.C.................................        35,000       168,060
 Hartstone Group P.L.C.................................     1,182,431       139,452
 Hazlewood Foods P.L.C.................................       395,500     1,036,162
 Healthcall Group P.L.C................................        72,000        80,669
 *Helene P.L.C.........................................       282,000        33,258
 Helical Bar P.L.C.....................................        23,000       213,322
 Hemingway Properties P.L.C............................       300,000       241,349
 Hi-Tech Sports P.L.C..................................        61,000        42,137
 *Hickson International P.L.C..........................       741,000       742,824
 Hill & Smith Holdings P.L.C...........................        56,639        54,870
 *Hollas Group P.L.C...................................       100,000         4,212
 Holt (Joseph) P.L.C...................................         5,878       215,397
 Hopkinsons Group P.L.C................................       312,000       165,583
 *Horace Small Apparel P.L.C...........................        48,000        61,866
 How Group P.L.C.......................................        66,000        76,170
 Howard Holdings P.L.C.................................       100,000        30,327
 Hunters Armley Group P.L.C............................        59,394        86,559
 Hunting P.L.C.........................................       155,000       540,571
 *Huntingdon Life Sciences Group P.L.C.................       107,000        90,137
 IAF Group P.L.C.......................................        66,500       102,517
 Ibstock P.L.C.........................................     1,583,000     1,413,539
 *Iceland Group P.L.C..................................       569,000     1,203,114
 Independent Insurance Group P.L.C.....................        66,500     1,145,608
 Inn Business Group....................................       150,000       147,842
 Inveresk P.L.C........................................        20,000        26,452
 JLI Group P.L.C.......................................       114,000       113,320
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Jacobs (John I.) P.L.C................................       117,419  $    179,035
 Jeyes Group P.L.C.....................................        39,000        83,777
 Johnson Group Cleaners P.L.C..........................        37,000       131,845
 Johnston Group P.L.C..................................        14,000        82,556
 Jones & Shipman P.L.C.................................        35,000        19,754
 Joseph (Leopold) Holdings P.L.C.......................         9,000        95,529
 Kalamazoo Computer Group P.L.C........................        12,200        14,286
 Kelsey Industries P.L.C...............................         3,000        20,976
 Kenwood Appliances P.L.C..............................       100,000       196,280
 Kunick P.L.C..........................................       799,000       296,156
 Laing (John) P.L.C....................................        71,897       413,668
 Lambert Fenchurch P.L.C...............................        72,220       136,887
 Lambert Howarth Group P.L.C...........................        15,073        52,060
 Leeds Group P.L.C.....................................       107,000       201,006
 Liberty P.L.C.........................................         4,900        29,307
 Lilleshall P.L.C......................................        29,000        37,378
 Linton Park P.L.C.....................................        30,500       196,297
 Locker (Thomas) Holdings P.L.C........................       300,000       199,650
 London Industrial P.L.C...............................        30,000       195,354
 London Merchant Securities P.L.C......................       305,222       586,235
 Lookers P.L.C.........................................        43,000        79,329
 *Lovell (Y.J.) Holdings P.L.C.........................        29,000         5,375
 MS International P.L.C................................        49,000        16,098
 *Mackie International Group P.L.C.....................        33,250        12,605
 Mallett P.L.C.........................................        25,000        44,016
 Manders P.L.C.........................................        54,485       137,236
 Mansfield Brewery P.L.C...............................       151,000       756,859
 Marshalls P.L.C.......................................       198,001       465,364
 Marston Thompson & Evershed P.L.C.....................       142,000       648,349
 Martin International Holdings P.L.C...................       162,000        95,529
 Marylebone Warwick Balfour Group P.L.C................        36,400        60,101
 Matthews (Bernard) P.L.C..............................       195,000       310,468
 Maunders (John) Group P.L.C...........................        52,000       158,574
 McAlpine (Alfred) P.L.C...............................       101,000       217,812
 McCarthy & Stone P.L.C................................       155,000       329,043
 McKay Securities P.L.C................................        36,000        74,603
 Mentmore Abbey P.L.C..................................        31,200        23,655
 Merchant Retail Group P.L.C...........................       153,000        82,488
 Meristem P.L.C........................................        66,000        52,819
 Merrydown P.L.C.......................................        55,000        46,332
 *Micro Focus Group P.L.C..............................        19,500       652,969
 Mid-States P.L.C......................................        50,000        17,269
 Moorfield Estates P.L.C...............................       220,000        98,224
 Morland & Co. P.L.C...................................        73,800       612,369
 Mowlem (John) & Co. P.L.C.............................       409,037       658,138
 Mucklow (A & J) Group P.L.C...........................       133,000       355,166
 Neepsend P.L.C........................................        43,000        28,617
 Nightfreight P.L.C....................................        75,000        34,749
 Norcor Holdings P.L.C.................................        20,000        29,147
 Norcros P.L.C.........................................       262,000       337,686
 OMI International P.L.C...............................        99,000        28,355
 *Oliver Group P.L.C...................................        43,000        20,647
 Olives Property P.L.C.................................       125,000        58,968
 Owen (H.R.) P.L.C.....................................       250,000        53,703
 PGA European Tour Courses P.L.C.......................        80,000        47,175
 Panther Securities P.L.C..............................        40,000        94,012
 Parkland Group P.L.C..................................        60,000       165,785
 Partridge Fine Arts P.L.C.............................        33,000        45,313
 Paterson Zochonis P.L.C...............................        35,000       258,871
 Peel Holdings P.L.C...................................        74,000       769,874

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Perry Group P.L.C.....................................        59,000  $    179,424
 Persimmon P.L.C.......................................        15,000        54,082
 Photo-Me International P.L.C..........................        94,000       175,793
 Pifco Holdings P.L.C..................................        10,000        34,370
 Pillar Property Investments P.L.C.....................        60,428       286,594
 Pittards P.L.C........................................        39,000        45,667
 *Pittencrieff Resources P.L.C.........................       204,394       216,950
 Plantation & General Investment P.L.C.................        24,000        36,594
 Plysu P.L.C...........................................       100,000       268,727
 Premier Consolidated Oilfields P.L.C..................     1,639,916     1,505,806
 Property Partnerships P.L.C...........................        10,000        44,058
 Prowting P.L.C........................................       101,261       201,315
 *QS Holdings P.L.C....................................       102,000        51,555
 *Quadrant Group P.L.C.................................         5,900         4,970
 *Quality Software Products Holdings P.L.C.............        11,000        43,552
 Quick Group P.L.C.....................................        71,732       148,047
 *Quicks Group P.L.C. Issue 97.........................        39,126        78,033
 Quintain Estates & Development P.L.C..................        39,107       103,773
 RCO Holdings P.L.C....................................        20,000        57,284
 Raglan Property P.L.C.................................       313,895       137,502
 *Raine P.L.C..........................................       838,000       261,196
 Ransom (William) & Son P.L.C..........................        75,000        80,239
 Rea Brothers Group P.L.C..............................        67,906        62,925
 Rea Holdings P.L.C....................................        39,959       195,238
 Readicut International P.L.C..........................       305,810       215,109
 Record Holdings P.L.C.................................        69,000        63,357
 Regal Hotel Group P.L.C...............................       400,000       299,896
 Ricardo Group P.L.C...................................        95,000       236,884
 Richards P.L.C........................................        62,000        36,560
 Richardsons Westgarth P.L.C...........................        24,000        34,977
 *Ropner P.L.C.........................................        21,000        51,302
 Rowe Evans Investments P.L.C..........................        66,400       101,244
 Royal Doulton P.L.C...................................        78,000       285,171
 Ruberoid P.L.C........................................       150,000       218,604
 Rugby Estates P.L.C...................................        16,000        42,727
 Russell (Alexander) P.L.C.............................        40,000        57,621
 SEP Industrial Holdings P.L.C.........................       370,000       174,546
 Safeland P.L.C........................................       100,000        68,235
 Salvesen (Christian) P.L.C............................        32,000        50,140
 Saville (J.) Gordon Group P.L.C.......................       275,000       275,677
 Savills P.L.C.........................................        66,000       121,205
 Scholl P.L.C..........................................        20,000        92,328
 Scottish Metropolitan Property P.L.C..................       380,400       621,675
 *Seafield Resources P.L.C.............................        70,000        83,145
 Shaftesbury P.L.C.....................................       150,000       507,970
 Shani Group P.L.C.....................................        30,000        26,788
 Sharpe & Fisher P.L.C.................................        14,531        55,452
 Sherwood Group P.L.C..................................       202,000        98,696
 *ShopRite Group P.L.C.................................       146,000        49,811
 Sidlaw Group P.L.C....................................        88,000       140,109
 *Signet Group P.L.C...................................       438,700       223,586
 Silentnight Holdings P.L.C............................        30,000       142,788
 *Simon Engineering P.L.C..............................       175,847       118,508
 Sinclair (William) Holdings P.L.C.....................        40,000       146,578
 Sirdar P.L.C..........................................        95,000        81,629
 Sketchley P.L.C.......................................        84,000        65,809
 Smart (J.) & Co. (Contractors) P.L.C..................         5,000        21,271
 Smith (James) Estates P.L.C...........................        95,000       221,679
 Specialty Shops P.L.C.................................        18,000        45,945
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Spring Ram Corp. P.L.C...............................       846,888  $    178,356
 St. James Beach Hotels P.L.C..........................        29,894       100,480
 St. Modwen Properties P.L.C...........................       166,000       199,970
 Stanley Leisure Organisation P.L.C....................       152,932       646,730
 Stoddard Sekers International P.L.C...................        98,000        23,528
 Stratagem Group P.L.C.................................        47,000        50,283
 Sunleigh P.L.C........................................     2,000,000        33,696
 Swan Hill Group P.L.C.................................        87,000       129,722
 *Tadpole Technology P.L.C.............................        24,000         3,336
 *Tandem Group P.L.C...................................       472,000        41,750
 Tay Homes P.L.C.......................................        92,000       208,478
 Telemetrix P.L.C......................................       126,000       124,187
 Tibbett & Britten Group P.L.C.........................         3,692        34,118
 Tomkinsons P.L.C......................................        10,000        26,367
 Tops Estates P.L.C....................................        63,315       196,280
 Town Centre Securities P.L.C..........................       240,000       432,659
 Trafford Park Estates P.L.C...........................       102,721       259,598
 Transport Development Group P.L.C.....................       460,100     1,499,975
 *Tring International Group P.L.C......................        60,000         5,560
 Tunstall Group P.L.C..................................       120,000       206,221
 Ugland International Holdings P.L.C...................       146,666       200,155
 *Union P.L.C..........................................        50,000        68,656
 United Industries P.L.C...............................        58,000        52,280
 Vardon P.L.C..........................................       110,000       222,395
 Vaux Group P.L.C......................................        45,766       196,623
 *Vert (Jacques) P.L.C.................................        45,000        16,301
 Vibroplant P.L.C......................................       185,000       193,248
 *Viglen Technology P.L.C..............................       196,000       239,412
 *Villiers Group P.L.C.................................       167,000        20,399
 Wainhomes P.L.C.......................................        86,000       173,872
 Ward Holdings P.L.C...................................       145,000       128,256
 Warner Estate Holdings P.L.C..........................        99,000       372,790
 Warnford Investments P.L.C............................        12,000        52,566
 *Wates City of London Properties P.L.C................       281,099       528,062
 Watts, Blake, Bearne & Co. P.L.C......................        53,000       398,255
 Wembley P.L.C.........................................        11,000        51,892
 Westbury P.L.C........................................       127,050       513,732
 Westminster Health Care Holdings P.L.C................        37,500       217,656
 Wilson (Connolly) Holdings P.L.C......................       238,400       672,778
 Wilson Bowden P.L.C...................................         7,700        67,784
 Wintrust P.L.C........................................        24,000       144,557
 Wyevale Garden Centres P.L.C..........................        50,000       230,398
 Yorklyde P.L.C........................................        14,000        33,022
 *Yorkshire Food Group P.L.C...........................        70,000        10,025
 Yorkshire Group P.L.C.................................       107,500       392,118
 Young & Co's Brewery P.L.C. Class A...................         5,000        55,809
 Young (H.) Holdings P.L.C.............................        38,666        96,740
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $66,317,222)...................................                  76,260,788
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                         ------------
                                                            (000)
BONDS -- (0.2%)
 *Viglen Technology P.L.C. 6.375%, 09/01/00 (Cost
   $424,373)...........................................           319       877,369
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $49,622)*.....................................                      55,683
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
PREFERRED STOCKS -- (0.0%)
 Rea Holdings P.L.C. 9% Cumulative (Cost $1,753).......         1,790  $      3,016
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Viglen Technology P.L.C. Entitlement Letters (Cost
   $0).................................................       196,000             0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $66,792,970)...................................                  77,196,856
                                                                       ------------
FRANCE -- (8.2%)
COMMON STOCKS -- (8.1%)
 Agricole de la Crau...................................           200        19,344
 Airfeu SA.............................................         3,141        94,706
 Alain Manoukian SA....................................         8,198       270,791
 *Arbel SA.............................................         1,583        13,407
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................           100        13,873
 Bains de Mer et du Cercle des Etrangers a Monaco......         6,329       569,273
 Banque de la Reunion..................................           504        29,881
 Bazar de l'Hotel de Ville SA..........................         9,361       843,578
 Bongrain SA...........................................           190        79,495
 Burelle SA............................................        10,986       543,392
 *CEE (Continentale d'Equipements Electriques).........         2,215        25,889
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................         5,680       327,129
 *Cascades SA..........................................         8,281        33,665
 *Cofigeo (Cie Financiere Geo).........................           205        27,086
 *Compagnie Financiere pour l'Immobilier d'Enterprise
   Fidei...............................................        23,759       132,006
 Conflandey SA.........................................         1,939        96,269
 Continentale d'Entreprises SA.........................        19,198       682,915
 *DMC (Dollfus Mieg et Cie)............................        38,146       648,099
 *Desquenne et Giral SA................................         4,761        64,558
 Devanlay SA...........................................         6,472       652,299
 Dietrich et Cie.......................................        38,762     1,831,899
 Fimalac SA............................................        10,590       835,936
 Fonderies Franco Belge................................           913        77,327
 *Francaise des Ferrailles.............................         4,855       359,387
 Frankoparis SA........................................        31,700       398,432
 Galeries Lafayette SA.................................         4,985     2,165,926
 Gantois Series A......................................           465        71,757
 Gascogne SA...........................................        10,334       822,730
 Gautier France SA.....................................         2,227        94,648
 *Gel 2000 SA..........................................         4,629        39,990
 *Genefim..............................................         9,854       367,220
 *Generale de Transport et d'Industrie.................        15,753       466,707
 Gevelot...............................................         1,200       229,695
 Groupe du Louvre SA...................................         4,856       253,103
 Groupe Zannier SA.....................................        26,650       550,742
 Guerbet SA............................................        15,148       538,847
 ICBT Groupe SA........................................         8,110       245,904
 *Immeubles de France..................................        36,161     2,047,095
 Immobanque............................................         9,394       959,531
 Immobiliere Complexes Commerciaux SA..................         3,078        72,473
 *Immobiliere et Hoteliere SA..........................        27,700       102,289
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        12,163     1,561,712
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Maire (Henri).........................................         1,252  $     23,986
 Marie Brizard & Roger International SA................         2,745       231,560
 Matussiere et Forest SA...............................         1,020         9,434
 *Maxi-livre/Profrance SA..............................         8,442        54,197
 Metal Deploye.........................................           300        16,821
 Michel Thierry SA.....................................         3,269       348,856
 *Mors.................................................        37,132        28,619
 *NAF NAF SA...........................................        36,191       410,740
 *Nordon & Cie.........................................         1,600       104,481
 PSB Industries SA.....................................         1,838       158,784
 *Pier Import Europe SA................................        18,642       119,049
 Plastic Omnium........................................        16,250     1,734,144
 *Primisteres Reynoird SA..............................         5,349       164,181
 *#Rochette............................................       138,121       584,912
 Rougier SA............................................         2,715       147,167
 *Rouleau-Guichard SA..................................         2,495        99,318
 Rue Imperiale de Lyon.................................         2,519     2,210,289
 SAT SA (SA des Telecommunications)....................         1,068       280,410
 *SEDIVER (Societe Europeene d'Isolateurs en Verre et
   Composite)..........................................         9,285       212,328
 *SFIM (Societe de Fabrication d'Instruments de
   Mesure).............................................         3,403       593,732
 Sabeton...............................................         1,846       207,943
 Securidev SA..........................................        16,908       277,815
 *Selectibanque SA.....................................        46,567       525,344
 Signaux et d'Equipements Electroniques SA.............        26,939       812,255
 Signaux Girod SA......................................         5,407       103,039
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         3,483       461,962
 Societe d'Etudes et de Realizations pour les
   Industries du Bois Seribo...........................         4,015        98,275
 Societe Financiere Immobail SA........................         9,997       247,237
 Societe Financiere Interbail SA.......................        27,370       755,707
 *Sofco SA.............................................         2,308         3,049
 Taittinger SA.........................................         2,853     1,570,155
 *Teisseire France SA..................................         6,492       176,280
 *Teleflex Lionel-Dupont...............................           500         8,876
 Tivoly SA.............................................         1,904        36,767
 Touax SA..............................................         1,425        49,001
 *Trouvay et Cauvin SA.................................         9,481       152,570
 VM Materiaux SA.......................................         1,636        67,507
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................        43,572     2,642,297
 *Via Banque...........................................        21,658       612,669
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,434,199)...................................                  35,602,761
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *French Francs (Cost $323,485)........................                     323,094
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Derichebourg Finances Warrants 07/15/98 (Cost
   $57,964)............................................         4,855         3,989
                                                                       ------------
TOTAL -- FRANCE
  (Cost $38,815,648)...................................                  35,929,844
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
GERMANY -- (8.1%)
COMMON STOCKS -- (8.1%)
 Aachener und Muenchener Lebensversicherung AG.........         1,466  $    706,474
 *Anterra Vermoegensverwaltungs AG.....................         3,920       311,141
 BDAG Balcke-Duerr AG..................................         2,420       343,004
 Bayerische Handelsbank AG.............................         3,463       975,781
 *Bremer Woll-Kaemmerei AG.............................         5,310       463,616
 *DLW AG...............................................         8,900     1,019,259
 DSL Holding AG........................................        11,850     1,981,909
 Deutsche Hypotheken Bank AG, Hannover/Berlin..........         6,387     1,430,333
 Deutsche Verkehrs-Bank AG.............................         1,908       185,518
 *Dierig Holding AG....................................         1,250        96,381
 Dyckerhoff & Widmann AG...............................        12,224     1,413,796
 Escada AG.............................................         5,709       809,177
 *Felten & Guilleaume Energietechnik AG................         9,100       722,292
 *Flender (A. Friedrich) AG............................         9,832     1,070,253
 Fuchs Petrolub AG Oel & Chemie........................         3,517       394,803
 Heilit & Woerner Bau AG...............................         8,542       668,316
 #Herlitz AG...........................................        13,643       978,461
 *Honsel-Werke AG......................................         3,450       254,276
 *Hutschenreuther AG Em 97.............................         8,591       165,602
 #KM Europa Metal AG...................................        13,005     1,301,363
 KM Europa Metal AG Em 95..............................         1,484       139,664
 *Kaufhalle AG.........................................        12,007     1,307,010
 Kaufring AG...........................................        12,600       607,201
 *Leffers AG, Bielefeld................................         1,875       260,442
 *Mauser Waldeck AG....................................         1,151       117,460
 *Mueller-Weingarten AG................................           389        58,444
 *Neue Baumwoll-Spinnerei und Weberei Hof AG...........         1,473       150,321
 Norddeutsche Steingutfabrik AG........................           715         9,303
 Nuernberger Hypothekenbank AG.........................         1,634       453,933
 *Orenstein & Koppel AG................................        13,550       318,809
 Otto Reichelt AG......................................        36,354       515,271
 Phoenix AG, Hamburg...................................        18,540       319,541
 Rheinboden Hypothekenbank AG..........................         3,900       689,862
 Rheinmetall Berlin AG.................................       124,700     2,545,143
 *Salamander AG, Kornwesteim...........................        12,999     2,019,314
 Scor Deutschland Rueckversicherungs AG................           415        54,115
 *Sinn AG..............................................         2,340       490,864
 Stern-Brauerei Carl Funke AG..........................           300        18,539
 *Stoehr & Co. AG......................................         4,431       427,065
 *Strabag AG...........................................        15,450     1,017,836
 Sueddeutsche Bodencreditbank AG.......................         4,248     1,259,591
 *Triton-Belco AG, Hamburg.............................         2,977       127,429
 *Tucher Braeu AG......................................         1,047        83,697
 *Varta AG.............................................         5,611       858,909
 *Verseidag AG.........................................         1,205       114,773
 *Voegele (Joseph) AG..................................         1,559       243,153
 WMF (Wuerttembergische Metallwarenfabrik AG)..........         6,462     1,099,086
 Walter Bau AG.........................................         4,427       577,272
 Weru AG...............................................           950       401,258
 Westag & Getalit......................................         1,980       432,185
 Wuerttembergische AG..................................         2,474     2,580,838
 *Zanders Feinpapiere AG...............................        10,902       772,608
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,937,228)...................................                  35,362,691
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $50,349)..........................                $     49,539
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fuchs Petrolub AG Oel & Chemie Rights 12/08/97.......         3,517           598
 *Rheinboden Hypothekenbank AG Rights 12/01/97.........         3,900             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         598
                                                                       ------------
TOTAL -- GERMANY
  (Cost $36,987,577)...................................                  35,412,828
                                                                       ------------
HONG KONG -- (4.9%)
COMMON STOCKS -- (4.9%)
 ALCO Holdings, Ltd....................................       710,000        41,331
 Acme Landis Holdings, Ltd.............................       130,000         9,754
 *Allied Group, Ltd....................................     5,364,000       527,359
 Allied Properties (Hong Kong), Ltd....................     4,856,000       483,697
 *Applied International Holdings, Ltd..................     1,150,000        46,117
 *Asia Commercial Holdings, Ltd........................        35,960         2,303
 *Asia Securities International, Ltd...................     1,356,000       224,530
 #Asia Standard International Group, Ltd...............     2,940,000       612,319
 Associated International Hotels, Ltd..................       604,000       304,723
 Beauforte Investors Corp., Ltd........................        44,000        73,995
 Burlingame International Co., Ltd.....................       675,000       174,638
 Burwill Holdings, Ltd.................................       350,000        48,446
 CDL Hotels International, Ltd.........................     2,489,041       780,815
 CNT Group, Ltd........................................     1,428,000       142,240
 *Capetronic International Holdings, Ltd...............       107,000        16,056
 #Century City International Holdings, Ltd.............     5,467,067     1,159,852
 Cheuk Nang Properties (Holdings), Ltd.................       318,000        67,053
 *Cheung Wah Development Co., Ltd......................       898,000        33,107
 Chevalier Construction Holdings, Ltd..................       194,857        17,645
 Chevalier Development International, Ltd..............       608,000       157,303
 Chevalier International Holdings, Ltd.................     1,364,110       167,640
 China Foods Holdings, Ltd.............................     1,032,000       363,790
 *China Investments Holdings, Ltd......................       654,000        66,836
 Chinney Investments, Ltd..............................       752,000       154,675
 Chow Sang Sang Holdings International, Ltd............       738,000       200,484
 *Chuang's China Investments, Inc......................     3,185,000        83,227
 Chuang's Consortium International, Ltd................     3,051,760       244,763
 *City Chiu Chow (Holdings), Ltd.......................       298,000        15,420
 Continental Holdings, Ltd.............................       382,000        28,167
 Crocodile Garments, Ltd...............................       986,000        57,398
 *Culturecom Holdings, Ltd.............................     1,326,000        33,620
 *Dransfield Holdings, Ltd.............................       780,000        20,180
 Dynamic Holdings, Ltd.................................       320,000        73,684
 Emporer (China Concept) Investments, Ltd..............       558,000       126,321
 Emporer International Holdings, Ltd...................       636,000       152,206
 *Fairwood Holdings, Ltd...............................       675,000        29,688
 Far East Consortium International, Ltd................     1,326,041       183,546
 *Far East Holdings International, Ltd.................       408,000        39,585

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fountain Set Holdings, Ltd............................     1,350,000  $    237,507
 Four Seas Travel International, Ltd...................       236,000        30,529
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................       670,000        70,204
 Furama Hotel Enterprises, Ltd.........................       229,029       965,856
 Golden Resources Development International, Ltd.......       722,000        75,653
 Grande Holdings, Ltd..................................       448,000       173,862
 Great Wall Electronic International, Ltd..............     2,278,565       162,117
 Harbour Centre Development, Ltd.......................       478,000       479,219
 Harbour Ring International Holdings, Ltd..............     2,890,000       132,718
 *High Fashion International, Ltd......................       344,000        24,030
 Hong Kong Ferry (Holdings) Co., Ltd...................       200,000       258,722
 Hong Kong Parkview Group, Ltd.........................       648,000       427,513
 Hop Hing Holdings, Ltd................................       604,000        76,572
 Huey Tai International, Ltd...........................     2,148,338       183,422
 Hwa Kay Thai Holdings, Ltd............................     3,235,600        97,525
 International Tak Cheung Holdings, Ltd................       484,353        70,175
 *Jinhui Holdings Co., Ltd.............................       694,000        43,991
 Joyce Boutique Holdings, Ltd..........................       404,000        22,473
 K Wah International Holdings, Ltd.....................       849,249       168,086
 KTP Holdings, Ltd.....................................       115,000        29,158
 *Kader Holdings Co., Ltd..............................       517,000        28,089
 Keck Seng Investments (Hong Kong), Ltd................       380,000        85,042
 Kee-Shing Holdings Co., Ltd...........................       256,000        28,811
 King Fook Holdings, Ltd...............................       338,000        28,421
 Kwong Sang Hong International, Ltd....................     1,060,000       311,955
 Lai Sun Development Co., Ltd..........................     1,390,800       512,760
 Lai Sun Garment (International), Ltd..................       448,000       279,627
 Lai Sun Hotels International, Ltd.....................       382,000        28,661
 *Lam Soon (Hong Kong), Ltd............................       203,250        60,473
 *Lam Soon Food Industries, Ltd........................       156,000        58,523
 Lane Crawford International, Ltd. Series A............        63,000        62,753
 Laws International Holdings, Ltd......................       460,000        61,886
 Leefung-Asco Printers Holdings, Ltd...................       128,000        19,539
 *Linkful International Holdings, Ltd..................       582,000        19,575
 #Lippo, Ltd...........................................       534,000       279,770
 Liu Chong Hing Investment, Ltd........................       538,000       515,013
 *Luks Industrial Co., Ltd.............................     1,556,000        85,547
 *Magnificent Estates, Ltd.............................     3,678,600        81,373
 *Mansion Holdings, Ltd................................       566,000        35,145
 *Megga (S.) International Holdings, Ltd...............     1,399,200        55,206
 Melbourne Enterprises, Ltd............................        41,000       251,931
 Melco International Development, Ltd..................       170,000        43,983
 Min Xin Holdings, Ltd.................................       432,000       105,621
 *Mui Hong Kong, Ltd...................................       514,000        12,633
 Nam Hing Holdings, Ltd................................       538,000        31,318
 *Nam Pei Hong (Holdings), Ltd.........................       408,000        52,779
 Nanyang Holdings, Ltd.................................        73,500        78,917
 National Electronics Holdings, Ltd....................     1,106,000        58,660
 #Onfem Holdings, Ltd..................................       684,000        99,986
 Orient Power Holdings, Ltd............................       420,000        32,056
 Orient Telecom & Technology Holdings, Ltd.............       137,800        31,730
 #Pacific Concord Holding, Ltd.........................     1,648,000       419,979
 *Paul Y. Properties Group, Ltd........................       113,084         7,022
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Peregrine Investments Holdings, Ltd...................       589,000  $    556,215
 Pokfulam Development Co., Ltd.........................       166,000        81,601
 *Poly Investments Holdings, Ltd.......................     1,428,000       166,255
 Prestige Properties Holdings, Ltd.....................     1,112,000       149,604
 Process Automation Holdings, Ltd......................       400,000        31,564
 *Prod-Art Technology (Holdings), Ltd..................       618,000        99,132
 *RJP Electronics, Ltd.................................     1,350,000        29,339
 *Rhine Holdings, Ltd..................................       260,000         9,754
 *Rivera Holdings, Ltd.................................     1,912,000        53,178
 Ryoden Development, Ltd...............................     1,580,000       304,542
 *S.A.S.Dragon Holdings, Ltd...........................       944,000        21,493
 SIS International Holdings, Ltd.......................       326,000        17,501
 San Miguel Brewery Hong Kong, Ltd.....................       653,600       164,873
 Sea Holdings, Ltd.....................................       948,000       493,604
 Seapower Resources International, Ltd.................     2,050,000       196,241
 Semi-Tech (Global) Co., Ltd...........................     2,804,148       573,142
 Shaw Brothers Hong Kong, Ltd..........................       158,000       117,525
 Shell Electric Manufacturing (Holdings) Co., Ltd......       686,000       135,775
 *#Shougang Concord Century Holdings, Ltd..............       658,000        51,923
 *Shun Ho Construction (Holdings), Ltd.................       814,380        40,033
 *Shun Ho Resources Holdings, Ltd......................       510,000        30,348
 Sincere Co., Ltd......................................       872,000        90,242
 *Singamas Container Holdings, Ltd.....................       360,000        19,094
 South China Holdings, Ltd.............................       262,000        54,906
 South China Industries, Ltd...........................       772,000        79,893
 *South Sea Development Co., Ltd.......................       967,000        56,292
 Starlight International Holdings, Ltd.................       708,000        44,878
 #Stelux Holdings International, Ltd...................     1,862,552       199,982
 *Sun Fook Kong Holdings, Ltd..........................     1,018,000       247,577
 *Swank International Manufacturing Co., Ltd...........       226,000        24,558
 Tai Cheung Holdings, Ltd..............................     1,080,000       468,029
 Tai Sang Land Development, Ltd........................       482,900       171,788
 Tak Sing Alliance Holdings, Ltd.......................       537,335        41,706
 Tak Wing Investment Holdings, Ltd.....................       200,000        22,509
 *Team Concepts Holdings, Ltd..........................       378,000        14,181
 Tern Properties Co., Ltd..............................       168,000        44,009
 Tian An China Investments Co., Ltd....................     2,287,000       156,800
 Tian Teck Land, Ltd...................................       800,000       172,827
 *Top Form International, Ltd..........................       494,000        11,822
 Tse Sui Luen Jewellry (International), Ltd............       386,176        84,926
 Tungtex (Holdings) Co., Ltd...........................       558,000        54,138
 *UDL Holdings, Ltd....................................     1,210,000        98,612
 USI Holdings, Ltd.....................................       671,999       146,043
 *Wah Nam Group, Ltd...................................       630,000        10,187
 *Winfoong International, Ltd..........................       499,000        35,503
 *Wing Fai International, Ltd..........................       342,000        26,103
 Wing On Co. International, Ltd........................       517,000       394,591
 Wing Shan International, Ltd..........................       870,000       112,544
 Winsor Industrial Corp., Ltd..........................       394,500        99,004
 Winsor Properties Holdings, Ltd.......................        55,000        54,784
 *Wo Kee Hong (Holdings), Ltd..........................     1,946,400       104,492
 *Wong's Kong King International (Holdings), Ltd.......       874,000        29,396
 World Houseware (Holdings), Ltd.......................       594,000        32,273
 *Yaohan International Holdings, Ltd...................     1,660,000       130,991

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Yau Lee Holdings, Ltd.................................     1,022,000  $     45,611
 *Yoshiya International Corp., Ltd.....................       216,000        13,412
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,181,246)...................................                  21,275,974
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars (Cost $111,720)....................                     111,850
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Rights
   12/09/97............................................       460,000             0
 *Far East Consortium International, Ltd. Warrants
   10/31/98............................................       132,604         1,544
 *Far East Consortium International, Ltd. Warrants
   10/31/99............................................       132,604         1,561
 *Grande Holdings, Ltd. Warrants 10/15/00..............        89,600         6,954
 *KTP Holdings, Ltd. Warrants 09/30/99.................        23,000           524
 *Orient Telecom & Technology Holdings, Ltd. Warrants
   12/31/00............................................        27,560             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      10,583
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $24,292,966)...................................                  21,398,407
                                                                       ------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.2%)
 A.P. Eagers, Ltd......................................        16,699        38,963
 AAPC, Ltd.............................................       938,643       314,705
 *AWA, Ltd.............................................       295,133       129,242
 Aberfoyle, Ltd........................................       148,372       258,880
 *Acacia Resources, Ltd................................       400,664       287,857
 #Adelaide Brighton, Ltd...............................       249,901       239,388
 *Aerodata Holdings, Ltd...............................        52,987        16,315
 *An Feng Kingstream Steel, Ltd........................        81,521        22,312
 *Anzoil NL............................................       571,982         9,784
 Ashton Mining, Ltd....................................       439,713       406,172
 Atkins Carlyle, Ltd...................................        40,465       119,057
 Australian Chemical Holdings, Ltd.....................        46,022        68,648
 Australian Oil & Gas Corp., Ltd.......................        60,837        77,010
 *Australian Resources, Ltd............................       352,493        37,384
 Avatar Industries, Ltd................................       107,586        81,712
 Bridgestone Australia, Ltd............................        26,822        54,140
 CIM Resources, Ltd....................................       325,177        58,962
 Caltex Australia, Ltd.................................       291,565       907,724
 *Cambridge Gulf Exploration NL........................        93,366         8,624
 Capral Aluminium, Ltd.................................       298,167       561,047
 Centennial Coal, Ltd..................................        50,911        13,237
 Central Equity, Ltd...................................       116,473       111,573
 Centro Properties, Ltd................................       175,272       268,638
 *Climax Mining, Ltd...................................       139,697        32,499
 Consd Paper...........................................         3,000         5,337
 Consolidated Rutile, Ltd..............................       437,974       149,839
 *Coplex Resources NL..................................       261,219        60,770
 Country Road, Ltd.....................................        73,108       105,049
 Coventry Group, Ltd...................................        46,430       181,084
 Crane (G.E) Holdings, Ltd.............................        43,269       401,165
 *Crevet, Ltd..........................................        46,997        25,726
 *Croesus Mining NL....................................       154,735        25,410
 *Crown, Ltd...........................................       525,904       313,064
 Cudgen RZ, Ltd........................................        47,724        21,226
 *Cumnock Coal, Ltd....................................        40,710        36,908
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Davids Limited........................................       699,874  $    363,949
 *Denehurst, Ltd.......................................        78,163         2,674
 *Devex, Ltd...........................................       141,218        32,853
 *Dome Resources NL....................................       195,839        11,390
 *Dominion Mining, Ltd.................................       116,119        31,781
 ERG, Ltd..............................................       254,177       219,136
 Eltin, Ltd............................................       103,876        85,291
 *Emporer Mines, Ltd...................................       135,024        49,890
 Energy Resources of Australia, Ltd. Series A..........       354,731       995,154
 *Equatorial Mining NL.................................       439,930        51,173
 FAI Insurances, Ltd...................................       460,508       176,454
 FAI Life, Ltd.........................................       159,405        75,259
 Finemore Holdings, Ltd................................        38,076        67,738
 Forrester Parker Group, Ltd...........................        70,669        67,696
 Gazal Corp., Ltd......................................        89,069        82,275
 *General Gold Resources NL............................       135,245         7,866
 *Gold Mines of Australia, Ltd.........................        39,934         4,509
 Goldfields, Ltd.......................................       379,222       212,772
 Gowing Bros., Ltd.....................................        61,627       111,744
 Green's Foods, Ltd....................................        81,301        25,033
 Gwalia Consolidated, Ltd..............................       115,618        64,870
 Hancock and Gore, Ltd.................................        48,711        45,995
 Harris Scarfe Holdings, Ltd...........................        63,600       124,025
 *Healthscope, Ltd.....................................        84,380        37,528
 Hudson Conway, Ltd....................................        71,174       266,876
 Hudson Timber & Hardware, Ltd.........................        59,500        45,598
 Iama, Ltd.............................................       119,915       184,613
 *Intag International, Ltd.............................        93,568         9,123
 Ipoh, Ltd.............................................       155,899       229,345
 JNA Telecommunications, Ltd...........................        38,610        26,418
 Jupiters, Ltd.........................................       378,930       674,124
 KLZ, Ltd..............................................        77,628       128,541
 *Kidston Gold Mines, Ltd..............................       198,750        69,356
 Kurts (Peter) Properties, Ltd.........................        95,367        75,042
 *Lachlan Resources NL.................................       217,903        23,110
 *MRI Holdings, Ltd....................................        87,075        37,535
 MacMahon Holdings, Ltd................................       242,682        78,045
 Magellan Petroleum Australia, Ltd.....................        28,131        53,895
 *Meekatharra Minerals, Ltd............................       184,462        23,981
 Memtec, Ltd...........................................        16,221       577,704
 Metal Manufactures, Ltd...............................       296,567       395,699
 Mirvac, Ltd...........................................       208,575       328,244
 *Mirvac, Ltd. Issue 97................................        51,109        75,887
 National Consolidated, Ltd............................       318,229        88,187
 National Foods, Ltd...................................       420,282       621,157
 *New Hampton Goldfields NL............................       145,700        12,462
 *Newcrest Mining, Ltd.................................       384,951       384,561
 Normandy Mt. Leyshon, Ltd.............................       123,978       125,549
 Northern Building Society, Ltd........................        23,034        37,195
 *Orbital Engine Corp., Ltd............................       165,000        88,061
 PMP Communications, Ltd...............................       401,031       809,482
 *Payce Consolidated, Ltd..............................        74,466        39,233
 *Peptide Technology, Ltd..............................       153,432        18,372
 Permanent Trustee Co., Ltd............................        17,733        71,588
 Pirelli Cables Australia, Ltd.........................       111,800        50,489
 Plutonic Resources, Ltd...............................       201,947       294,323
 Primac Holdings, Ltd..................................        22,084        45,332
 #QCT Resources, Ltd...................................       234,528       185,988
 #QUF Industries, Ltd..................................       128,286       279,135
 RCG, Ltd..............................................       333,947       491,273
 Resolute, Ltd.........................................       274,868       193,717

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Savage Resources, Ltd.................................       843,143  $    432,683
 Schaffer Corp., Ltd...................................        14,106        21,813
 Sea World Property Trust..............................        61,000        45,078
 *Solution 6 Holdings, Ltd.............................        28,900        16,017
 Southern Cross Broadcasting (Australia), Ltd..........        42,306       179,474
 *Spectrum Network Systems, Ltd. Series B..............       149,597        42,991
 Spicers Paper, Ltd....................................       184,193       189,048
 *St. Barbara Mines, Ltd...............................       329,338        45,069
 *Star Mining Corp. NL.................................       302,691         2,900
 Tassal, Ltd...........................................        35,823        31,130
 *Techniche, Ltd.......................................        34,687        22,548
 Thakral Holdings Group................................       712,266       292,416
 *Ticor, Ltd...........................................       394,560       134,987
 *Titan Resources NL...................................       182,857        18,768
 *Union Gold Mining Co. NL.............................       118,986        20,354
 Visions Systems, Ltd..................................        15,999        74,988
 #Walker Corp., Ltd....................................       349,769       175,904
 Wesfi, Ltd............................................        76,263        88,710
 Westralian Sands, Ltd.................................       131,301       270,422
 White (Joe) Maltings, Ltd.............................        25,607        86,730
 Wide Bay Capricorn Building Society, Ltd..............        24,909        50,790
 Wills (W.D. & H.O.) Holdings, Ltd.....................       207,241       248,154
 Yates (Arthur) and Co. Property, Ltd..................       119,804        72,138
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,068,002)...................................                  18,098,858
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Australian Dollar (Cost $947,709)....................                     945,783
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Anzoil NL Rights 12/01/97 (Cost $0)..................       197,235           270
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $25,015,711)...................................                  19,044,911
                                                                       ------------
NETHERLANDS -- (4.3%)
COMMON STOCKS -- (4.2%)
 ACF Holding NV (Certificate)..........................        53,200       963,404
 Athlon Groep NV.......................................           210        17,958
 Bam Groep NV..........................................        16,798     1,073,139
 Beers NV..............................................         6,330       216,525
 Begemann Groep NV.....................................        44,600       453,190
 *Begemann Groep NV Series B...........................        44,600       242,300
 *Beleggingsfonds Het Zonnespectrum NV.................        26,600       152,539
 Cindu International NV................................         1,790       193,591
 Econosto NV...........................................        22,327       315,596
 Gamma Holding NV......................................        53,690     2,781,795
 *Gemeenschappeljk Bezit Crown van Gelder NV...........        40,320       632,805
 Kas-Associatie NV.....................................        16,350     1,151,437
 Koninklijke Ten Cate NV...............................        37,878     1,724,369
 Krasnapolsky Hotels & Restaurants NV..................        17,450       468,739
 Landre & Glinderman NV................................         3,218       131,119
 MacIntosh NV..........................................        62,550     1,305,780
 NKF Holding NV........................................        37,664     1,021,198
 Nagron Nationaal Grondbezit NV........................         2,182        51,588
 Nedlloyd Groep NV, Rotterdam..........................        14,000       321,839
 Norit NV..............................................        78,571     1,276,613
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Polynorm NV...........................................        12,800  $  1,236,248
 Roto Smeets de Boer NV................................        20,100       744,164
 *Sphinx NV............................................        36,562       365,997
 *Textielgroep Twenthe NV..............................         1,200        22,636
 *Tulip Computers NV...................................        38,643       227,432
 *Ubbink NV............................................           900        23,542
 *Van der Giessen de Noord.............................        13,950       561,382
 *Van Dorp Groep NV....................................        11,400       157,127
 Vredestein NV.........................................        64,470       642,122
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,787,790)...................................                  18,476,174
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Netherlands Guilder (Cost $353,023)..................                     350,561
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $18,140,813)...................................                  18,826,735
                                                                       ------------
ITALY -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Ansaldo Trasporti SpA................................       497,000       673,001
 *Banca Nazionale dell'Agricoltura SpA.................     1,857,500     1,619,891
 Banca Toscana.........................................       607,000     1,412,077
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................       172,500       342,894
 Bassetti SpA..........................................        69,000       461,184
 *Brioschi Finanziaria SpA, Milano.....................       100,000        10,416
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........     1,400,000     1,333,526
 Caltagirone SpA.......................................     1,145,000       814,331
 Cementeria di Augusta SpA.............................       142,500       220,588
 Cia Assicuratrice Unipol SpA..........................       215,464       635,900
 Comau SpA.............................................       295,500       752,409
 Ericsson SpA..........................................        71,000     2,765,140
 *FONSPA (Credito Fondiaro e Industriale Istituto per i
   Finanziamenti a Medio e Lungo Termine SpA)..........       527,000       731,923
 Finarte Casa d'Aste SpA (Milano)......................       135,000        96,091
 Finarte Partecipazioni Pro Arte SpA...................       221,640       132,877
 *Fincasa 44 SpA.......................................       175,000        19,646
 *Gabetti Holding SpA..................................       175,000       184,514
 *Grassetto SpA........................................       110,000        25,793
 *Impregilo SpA........................................       655,000       464,324
 Ipi SpA...............................................       447,500       564,538
 *Linificio & Canapificio Nazionale SpA................       185,000        92,069
 Maffei SpA............................................        90,500       114,169
 Marangoni SpA, Rovereto...............................        68,000       200,689
 Montefibre SpA, Milano................................       262,464       205,044
 *Necchi SpA...........................................        50,000        17,361
 *Premafin Finanziaria SpA.............................     2,615,000       960,924
 Previdente Cia Italiana Assicurazione SpA.............        59,000       409,710
 Riva Finanziaria SpA..................................        86,000       313,781
 SISA (Societa Imballaggi Speciali Asti SpA)...........       175,000       116,461
 *SMI STA Metallurgica Italiana SpA....................       290,000       116,131
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       640,000       551,836
 *#Saffa SpA, Milano...................................       172,060       479,922
 *Stayer SpA...........................................       117,500       102,674
 Vianini Industria SpA.................................       315,000       215,098

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Vianini Lavori SpA....................................       407,500  $    669,714
 Zucchi (Vincenzo) SpA.................................        74,000       457,348
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,543,164)...................................                  18,283,994
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira (Cost $596).............................                         619
                                                                       ------------
TOTAL -- ITALY
  (Cost $14,543,760)...................................                  18,284,613
                                                                       ------------
SPAIN -- (4.0%)
COMMON STOCKS -- (4.0%)
 Acieras y Forjas de Azcoita SA........................         2,613        84,317
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...        36,200       140,066
 *Banco de Vitoria SA..................................         3,678        56,110
 Banco Guipuzcoano SA..................................        19,247       797,629
 Banco Pastor SA.......................................        25,800     1,833,898
 Banco Zaragozano SA...................................        51,800     1,346,018
 Bodegas y Bebidas SA..................................         5,959       233,765
 Construcciones Lain SA................................       173,980       330,168
 ESSA (Estacionamientos Subterraneos SA)...............         9,400       186,582
 Elecnor SA............................................         5,770       143,162
 Empresa Nacional de Celulosa SA.......................        54,900       815,447
 Europistas Concesionaria Espanola SA..................       158,900     1,049,566
 Fabricacion de Automoviles Renault de Espana SA.......        12,690       291,030
 *#Filo SA.............................................        65,600       186,957
 GESA (Gas y Electricidad SA)..........................        34,800     2,321,945
 Grupo Anaya SA........................................        12,500       233,026
 *Grupo Fosforera SA...................................        12,060        18,196
 Inbesos SA............................................         3,200        39,698
 *Inmobiliaria Urbis SA................................       144,300     1,253,100
 Inmobiliaria Zabalburu SA.............................        30,004       237,416
 *Nueva Montana Quijano SA Series B....................       122,740        95,476
 OCP Construcciones SA, Madrid.........................        80,400     1,951,705
 Omsa Alimentacion SA..................................        38,675       194,510
 Papelera de Navarra SA................................         7,851        95,291
 Pescanova SA..........................................        24,900       292,205
 Sarrio SA.............................................       216,615       755,338
 Tableros de Fibras SA Series B........................        38,487       562,626
 *Tableros de Fibras SA Series B Em 97.................        19,243       276,789
 Tavex Algodonera SA...................................        17,800       240,516
 Transportes Ferroviarios Especiales Tranfesa..........        25,580       223,852
 Unipapel SA...........................................        17,029       353,998
 Uralita SA............................................        63,500       738,793
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,103,066)...................................                  17,379,195
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta (Cost $261,792).......................                     258,079
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tableros de Fibras SA, Madrid Rights 12/11/97 (Cost
   $0).................................................             1             0
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,364,858)...................................                  17,637,274
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

SWITZERLAND -- (3.6%)
COMMON STOCKS -- (3.6%)
 *Attisholz Holding AG, Attisholz......................         1,670  $    755,529
 Banque Privee Edmond de Rothschild SA, Geneve.........           105       405,067
 Bucher Holding AG, Niederweningen.....................         2,125     1,892,943
 Calida Holding AG, Oberkirch..........................           100        96,795
 Canon (Schweiz) AG, Dietlikon.........................         9,900       604,129
 Carlo Gavazzi Holding AG, Baar Series B...............           230       170,198
 Coop Bank, Basel......................................           370       241,357
 Daetwyler Holding AG, Atldorf.........................           940     1,714,258
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...         5,035     1,977,709
 Financiere Tradition, Lausanne........................            30        34,194
 *Galenica Holding AG, Bern Series B...................         3,115     1,562,208
 Golay-Buchel Holding SA, Lausanne.....................           125       133,269
 Industrieholding Cham AG, Cham........................           325       237,078
 Keramik Holding AG Laufen, Laufen.....................         1,540       694,555
 Kuehne & Nagel International AG, Schindellegi.........           700       473,806
 *Maag Holding AG, Zuerich.............................         1,900       314,514
 *Porst Holding AG, Jegenstorf.........................         1,500       182,017
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....            50        31,213
 UMS Schweizerische Metallwerke Holding AG, Bern.......         3,200       227,820
 Unigestion Holding, Geneve............................         9,200       451,711
 Vaudoise Assurances Holding, Lausanne.................           189       450,066
 Vaudoise d'Electricite SA, Morges.....................            95       176,581
 *Von Moos Holding AG, Luzern..........................         9,000        88,378
 *WMH Walter Meier Holding AG, Staefa..................           260       183,280
 Zellweger Luwa AG, Uster..............................           590       420,042
 *Zschokke Holding SA, Geneve..........................         1,950       403,489
 *Zueblin Holding AG, Zuerich..........................         3,300        94,901
 Zuercher Ziegeleien Holding, Zuerich..................         2,000     1,655,339
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,081,093)...................................                  15,672,446
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (Cost $40)..............................                          43
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $14,081,133)...................................                  15,672,489
                                                                       ------------
MALAYSIA -- (3.5%)
COMMON STOCKS -- (3.4%)
 Advance Synergy Berhad................................       523,000       113,857
 Affin Holdings Berhad.................................       529,000       236,388
 Amsteel Corp. Berhad..................................     1,912,000       484,704
 Ancom Berhad..........................................       171,000        52,411
 Angkasa Marketing Berhad..............................       206,000        83,202
 Anson Perdana Berhad..................................       122,000        90,512
 Antah Holding Berhad..................................       275,000        90,589
 *Aokam Perdana Berhad.................................       310,000        59,495
 Arab Malaysia Corp. Berhad............................       276,000       124,123
 Asia Pacific Land Berhad..............................     1,101,000       159,266
 Austral Amalgamated Berhad............................       256,000        45,832
 Austral Enterprises Berhad............................       224,000       250,241
 BIMB Holdings Berhad..................................       163,800        54,897
 Bandar Raya Developments Berhad.......................       605,000       178,500

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Batu Kawan Berhad.....................................       358,000  $    436,855
 Berjaya Industrial Berhad.............................       130,000        27,929
 *Best World Land Berhad...............................       232,000        43,196
 Bolton Properties Berhad..............................       291,000        79,188
 Boustead Holdings Berhad..............................       541,000       560,985
 *CHG Industries Berhad................................        60,000        19,077
 Cahya Mata Sarawak Berhad.............................       113,000        79,303
 Cement Industries of Malaysia Berhad..................       204,000       178,812
 Chin Teck Plantations Berhad..........................        55,000        64,279
 Chocolate Products (Malaysia) Berhad..................       540,000        95,903
 Cold Storage (Malaysia) Berhad........................       125,000        39,387
 *DNP Holdings Berhad..................................       487,000       104,625
 *Damansara Realty Berhad..............................     1,136,000       255,442
 Diethelm Holdings (Malaysia) Berhad...................       101,000        25,459
 Diversified Resources Berhad..........................       257,000       123,677
 Eastern & Oriental Berhad.............................       143,000        45,877
 Eastern Pacific Industrial Corp. Berhad...............       125,000        30,435
 FACB Berhad...........................................       969,000       140,172
 FCW Holdings Berhad...................................       182,000        39,621
 *Faber Group Berhad Issue 96..........................       502,000       112,161
 Far East Holdings Berhad..............................        78,000        29,493
 Federal Flour Mills Berhad............................       274,000       301,389
 Gadek (Malaysia) Berhad...............................       103,000        92,053
 *General Corp. Berhad.................................       521,000        91,036
 George Town Holdings Berhad...........................       171,000        78,372
 Gold Coin (Malaysia) Berhad...........................        47,000        34,061
 Golden Plus Holdings Berhad...........................       143,000        62,672
 *Granite Industries Berhad............................       345,000       126,495
 *Gula Perak Berhad....................................       357,000       111,465
 Guthrie Ropel Berhad..................................       196,000       128,569
 IGB Corp. Berhad......................................       583,000       202,069
 *Insas Berhad.........................................       794,000       183,089
 Integrated Logistics Berhad...........................       107,000        33,715
 *Intria Behard........................................     1,127,500       161,485
 Island & Peninsular Berhad............................       242,000       183,699
 Jasa Megah Industries Berhad..........................       226,000       129,474
 Jeram Kuantan (Malaysia) Berhad.......................        42,000         9,143
 KIG Glass Industrial Berhad...........................       218,000        49,332
 Kamunting Corp. Berhad................................     1,648,000       325,725
 Kanzen Berhad.........................................        83,000        22,111
 Keck Seng (Malaysia) Berhad...........................       373,000       181,636
 *Kelanamas Industries Berhad..........................       162,000        32,483
 Kim Hin Industry Berhad...............................       131,000        31,145
 Kuala Sidim Berhad....................................       203,000       203,521
 *Kumpulan Emas Berhad.................................       652,000        95,250
 Land & General Berhad.................................       541,000       170,465
 Landmarks Berhad......................................       452,000       114,585
 Larut Consolidated Berhad.............................       291,000        90,858
 Leader Universal Holdings Berhad......................       636,000       218,617
 *Leong Hup Holdings Berhad............................       230,000        53,695
 *Lion Corp. Berhad....................................       189,000        94,201
 Lion Land Berhad......................................     1,534,000       364,711
 *MBF Holdings Berhad..................................     1,155,000       201,817
 *MBF Land Berhad......................................       842,000       130,242
 *MCB Holdings Berhad..................................       173,000        35,432
 MMC Engineering Group Berhad..........................        25,000        12,174
 MUI Properties Berhad.................................     1,017,400       182,145
 MWE Holdings Berhad...................................       228,000        55,514
 Malayan Flour Mills Berhad............................       137,000        39,243
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Malayawata Steel Berhad...............................       306,000  $     87,653
 Malaysia Building Society Berhad......................       170,000        61,844
 Malaysia Mining Corp. Berhad..........................     1,531,000       684,140
 Malaysian Helicopter Services Berhad..................     1,070,000       186,964
 Malaysian Industrial Development Finance Berhad.......       964,000       375,544
 Malaysian Mosaics Berhad..............................        79,000        40,733
 Malaysian Plantations Berhad..........................       497,000       170,837
 Mechmar Corp..........................................        67,000        15,354
 Mega First Corp. Berhad...............................       358,000        57,940
 Metrojaya Berhad......................................        34,000         8,960
 Metroplex Berhad......................................     1,210,000       426,320
 *Minho (Malaysia) Berhad..............................       153,000        32,432
 Muda Holdings Berhad..................................       223,000        57,171
 Nam Fatt Berhad.......................................       143,000        68,407
 OSK Holdings..........................................       133,000        57,908
 Oriental Holdings Berhad..............................       197,200       299,384
 *PJ Development Holdings Berhad.......................       380,000        76,739
 Palmco Holdings Berhad................................       229,000        56,741
 Paramount Corp. Berhad................................       100,000        25,494
 *Parit Perak Holdings Berhad..........................       228,000        52,248
 Pernas International Holdings Berhad..................       601,000       179,041
 SCB Developments Berhad...............................       215,000        81,910
 *Sarawak Enterprise Corp. Berhad......................       264,000        96,796
 *Sateras Resources (Malaysia) Berhad..................       292,000        49,767
 Selangor Dredging Berhad..............................       356,000        71,383
 Selangor Properties Berhad............................       532,000       185,916
 Shangri-la Hotels (Malaysia) Berhad...................       682,000       222,707
 Siah Brothers Corp. Berhad............................        52,000        14,597
 South Malaysia Industries Berhad......................       240,000        39,186
 TA Enterprise Berhad..................................       941,000       283,025
 Taiping Consolidated Berhad...........................       332,000        48,026
 Talam Corp. Berhad....................................       191,000        60,183
 Tan & Tan Developments Berhad.........................       496,000       160,548
 Tan Chong Motor Holdings Berhad.......................       981,000       533,910
 Time Engineering Berhad...............................       731,000       234,520
 Tradewinds Malaysia Berhad............................       219,000       112,290
 Tronoh Mines Malaysia Berhad..........................        62,000        47,951
 UMW Holdings Berhad...................................        95,000        89,801
 Uniphone Telecommunications Berhad....................       212,000        58,298
 Utusan Melayu (Malaysia) Berhad.......................        95,000        26,804
 *Wembley Industries Holdings Berhad...................       128,000        41,065
 *Westmont Industries Berhad...........................       361,000        69,283
 Wing Tiek Holdings Berhad.............................        86,000        22,171
 Worldwide Holdings Berhad.............................       156,000        48,261
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,696,718)...................................                  14,809,833
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Malaysian Ringetts (Cost $293,201)...................                     296,631
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $40,989,919)...................................                  15,106,464
                                                                       ------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Alma Industri & Handel AB Series B....................         8,000       203,083
 Angpannefoereningen AB Series B.......................         7,650       118,897
 *Argonaut AB Series A.................................        62,600       135,400
 *Argonaut AB Series B.................................       106,600       226,427
 B & N Bylock & Nordsjoefrakt AB Series B..............        91,800       405,438

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 BPA AB Series A.......................................        64,900  $    156,345
 BPA AB Series B.......................................        49,700       119,728
 Beijer AB Series B....................................         8,000       123,300
 Benima Ferator Engineering AB.........................        10,600        43,658
 Berg (C.F.) & Co. AB Series B.........................        19,200        67,142
 Bong Ljungdahl AB.....................................        15,200       125,994
 Boras Waefveri AB Series B............................        15,900       129,737
 Celsius Industrier AB Series B........................        24,200       388,655
 *#Concordia Maritime AB Series B......................       118,100       397,696
 *Evidentia Fastigheter AB Series A....................        40,410       198,884
 *Evidentia Fastigheter AB Series B....................         3,900        19,195
 FFNS Gruppen AB Series B..............................        47,050       396,096
 *Fastighits AB Celtica................................        11,000        46,302
 *Firefly AB...........................................         5,800         6,761
 Forcenergy AB Series B................................        40,700       477,057
 Geveko AB Series B....................................        16,800       213,237
 *Gorthon Lines AB Series B............................        69,300       408,387
 ICB Shipping AB Series B..............................       135,200     1,821,116
 Intelligent Micro Systems Data AB.....................         7,500        44,198
 JP Bank Series A......................................        44,500       270,885
 JP Bank Series B......................................        23,100       139,121
 Jacobson and Widmark AB...............................        31,000       128,481
 Kjessler & Mannerstrale AB............................        20,200        96,801
 *Klippans Finpappersbruk AB...........................        30,800       107,308
 Kloevern Foervaltnings AB Series B....................       282,900       901,355
 Marieberg Tidnings AB Series A........................        24,000       618,574
 NH Nordiska Holding AB................................        86,500       156,845
 *Nordstroem & Thulin AB Series B......................       357,600       963,360
 Piren AB..............................................        16,018       105,805
 Platzer Bygg AB Series B..............................        87,900       144,584
 Prifast AB............................................        10,000        95,843
 Sandblom & Stohne AB Series B.........................         5,800        48,077
 Scandiaconsult AB.....................................        28,700       185,857
 *Sifab Fastignets AB..................................        35,500       243,687
 *Solitair Kapital AB..................................       265,600       270,038
 Spendrups Bryggeri AB Series B........................        23,600       213,963
 *#Stena Line AB Series B..............................       212,300       852,392
 Wallenstam Byggnads AB Series B.......................        73,700       464,862
 Westergyllen AB Series B..............................         6,800       174,382
 *Wihlborg & Son AB Series B...........................       224,800       381,413
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,631,426)...................................                  12,836,366
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Wihlborg & Son AB Warrants Series B 12/20/00 (Cost
   $0).................................................        26,000        13,638
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $9,077)..........................                       8,967
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $11,640,503)...................................                  12,858,971
                                                                       ------------
SINGAPORE -- (2.7%)
COMMON STOCKS -- (2.7%)
 Apollo Enterprises, Ltd...............................       192,000       148,292
 Bonvests Holdings, Ltd................................       471,000       186,326
 *CK Tang, Ltd.........................................        57,000        41,877
 Carnaudmetalbox Asia, Ltd.............................       163,000       184,235
 Chevalier Singapore Holdings, Ltd.....................       200,000        40,188
 Chuan Hup Holdings, Ltd...............................       516,000       204,128
 Cosco Investment (Singapore), Ltd.....................       223,000       106,422
 Focal Finance, Ltd....................................       101,000       139,526
 *General Magnetics, Ltd...............................       187,000        33,466
                                                               SHARES        VALUE+
                                                         ------------  ------------

 #Haw Par Brothers International, Ltd..................       411,000  $    572,937
 Hind Hotels International, Ltd........................       147,000       193,842
 Hong Kok Corp., Ltd...................................       307,000       277,596
 Hotel Grand Central, Ltd..............................       327,700       144,041
 Hotel Plaza, Ltd......................................       892,000       274,456
 Hotel Properties, Ltd.................................       760,000       548,812
 Hour Glass, Ltd.......................................       210,000        92,306
 Hwa Hong Corp., Ltd...................................       402,000       335,730
 *Hwa Tat Lee, Ltd.....................................       330,000        55,949
 Insurance Corp. of Singapore, Ltd.....................       112,000       152,613
 Intraco, Ltd..........................................       215,000       117,455
 Isetan (Singapore), Ltd...............................        64,000       105,693
 Jack Chia-MPH, Ltd....................................       208,000       116,896
 Jurong Engineering, Ltd...............................        91,000       102,284
 Keppel Marine Industries, Ltd.........................       409,000       328,735
 LC Development, Ltd...................................       292,000        95,345
 Lee Kim Tah Holdings, Ltd.............................        72,000        39,786
 Liang Court Holdings, Ltd.............................     1,052,600       317,261
 Lim Kah Ngam, Ltd.....................................       221,000       131,834
 Low Keng Huat Singapore, Ltd..........................       232,000        43,704
 Metro Holdings, Ltd...................................       233,800       438,963
 Neptune Orient Lines, Ltd.............................     1,394,000       831,570
 Orchard Parade Holdings, Ltd..........................       459,000       259,399
 Pacific Carriers, Ltd.................................       669,000       291,960
 Prima, Ltd............................................        83,000       197,007
 Republic Hotels and Resorts, Ltd......................       470,000       256,761
 Resources Development Corp., Ltd......................        88,000       116,042
 SNP Corp., Ltd........................................        72,500        27,315
 *Scotts Holdings, Ltd.................................       529,000       262,419
 Shangri-la Hotel, Ltd.................................       354,200       680,585
 Singapura Building Society, Ltd.......................        84,000        51,691
 *Singatronics, Ltd....................................       433,000        96,523
 Tat Lee Finance, Ltd..................................       160,000       115,539
 Tibs Holdings, Ltd....................................       203,000       115,998
 Times Publishing, Ltd.................................       271,000       513,912
 #Tuan Sing Holdings, Ltd..............................     1,462,000       243,280
 United Engineers, Ltd.................................       334,000       253,772
 United Overseas Finance, Ltd..........................       129,000        97,204
 United Overseas Land, Ltd.............................     1,321,000     1,285,721
 Vickers Ballas Holdings, Ltd..........................       543,000       298,346
 WBL Corp., Ltd........................................        82,000       120,488
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,769,547)...................................                  11,686,230
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $80,443).....................                      80,261
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sembawang Resources, Ltd. Rights 12/01/97 (Cost
   $0).................................................        13,200             0
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $18,849,990)...................................                  11,766,491
                                                                       ------------
DENMARK -- (2.1%)
COMMON STOCKS -- (2.1%)
 Aalborg Portland Holding A.S. Series A................         4,056       471,183
 Aalborg Portland Holding A.S. Series B................           680        78,995
 Alm Brand A.S. Series B...............................        22,464       736,050
 Amagerbanken A.S......................................         2,754       139,457
 *Amagerbanken A.S. Issue 97...........................           688        20,442
 Ambu International A.S. Series B......................           358        30,392

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Amtssparekassen Fyn A.S...............................         3,411  $    228,608
 Bording (F.E.) A.S. Series B..........................           475        23,346
 Broedrene Hartmann A.S. Series B......................         1,102       172,333
 *Dalhoff, Larsen & Hornemann A.S. Series B............         1,813        89,106
 Dampskibsselsk et Torm A.S............................         3,257       295,900
 Dampskibsselskabet Norden A.S.........................           737        93,300
 Dansk Kautionsforsikring A.S..........................         3,329       156,179
 Djursland Bank........................................           473        41,211
 *#East Asiatic Co., Ltd...............................        38,762       398,339
 Egnsbank Han Herred...................................         1,745        42,882
 Egnsbank Nord A.S.....................................           508        43,126
 Fih A.S. Series B.....................................        27,964       703,855
 Foras Holding A.S. Series B...........................         2,379       100,778
 Forstaedernes Bank....................................         2,575        51,774
 Fredgaard Radio AS....................................         1,747        93,148
 *Haandvaerkerbanken I Naestved........................           519        37,876
 Hedegaard (Peder P.) A.S..............................         1,406        62,821
 *Hoejgaard Holding A.S. Series A......................         1,876       251,462
 Hoejgaard Holding A.S. Series B.......................         1,415       189,669
 Hoffman & Sonner A.S. Series B........................         1,261        61,789
 *Junckers (F.) Industrier A.S.........................         2,975       130,709
 Kalkvaerksgrunde KVG A.S..............................         1,303        91,209
 Korn-Og Foderstof Kompagnet A.S.......................        21,980       605,615
 Lan & Spar Bank A.S...................................         5,006       160,297
 *Lauritzen (J.) Holding Series B......................         4,378       378,182
 Lokalbanken I Nordsjaelland A.S.......................           381        26,102
 *Lokalbanken I Nordsjaelland A.S. Issue 97............             7           480
 *Lokalbanken I Nordsjaelland A.S. Issue 97I...........             2           134
 *Midtbank A.S.........................................         5,100       167,105
 Migatronic Series B...................................         1,294        51,842
 Moens Bank A.S........................................           424        22,102
 Morso Bank............................................           240        18,766
 Naestved Diskontobanken...............................           651        71,748
 Nordvestbank..........................................           673        70,665
 Norresundby Bank......................................           100        16,085
 Ove Arkil Series B....................................           399        42,192
 Rederiet Knud I. Larsen A.S...........................         3,619        79,772
 Ringkjoebing Bank.....................................           244        48,696
 Ringkjoebing Landbobank...............................           413       108,258
 Skjern Bank A.S.......................................           306        25,066
 Spaencom A.S..........................................           300        29,936
 Spar Nord Holding.....................................         9,999       588,235
 Sparbank Vest A.S.....................................         2,374       176,786
 Sparekassen Faaborg A.S...............................         1,314        96,872
 Sydbank A.S...........................................        15,770       845,535
 Totalbanken A.S.......................................           200         8,191
 Vestjysk Bank.........................................         1,116        65,820
 Wessel & Vett Magasin du Nord A.S. Series C...........         5,448       348,090
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,366,216)....................................                   8,888,511
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Denmark Krone (Cost $116,297)........................                     115,680
                                                                       ------------
TOTAL -- DENMARK
  (Cost $9,482,513)....................................                   9,004,191
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

BELGIUM -- (1.5%)
COMMON STOCKS -- (1.5%)
 Banque Belgo-Zairoise Belgolaise SA...................            83  $     26,458
 Belge des Betons......................................           626       267,069
 Bernheim-Comofi SA....................................         9,640       442,396
 CFE (Compagnie Francois d'Entreprises)................         2,996       856,235
 CMB (Cie Martime Belge)...............................         7,500       577,081
 Cofinimmo SA..........................................         4,850       497,128
 Fabrique de Fer de Charleroi..........................           220     1,300,109
 Floridienne NV........................................         1,900        85,889
 *Forges de Clabecq SA.................................         1,760           145
 *Franki NV (Cie Internationale des Pieux Armes
   Frankignoul SA).....................................         1,800        21,764
 Ibel..................................................         2,500       127,095
 *Immobel (Cie Immobiliere de Belgique SA).............        17,260     1,052,959
 *Papeteries de Catala SA..............................           450        53,050
 *Recticel SA..........................................        58,686       628,951
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................           275        49,877
 Sapec SA..............................................         6,401       286,717
 Ter Beke NV...........................................         1,600       140,698
 Uco Textiles NV.......................................         2,000       268,755
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,869,764)....................................                   6,682,376
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs (Cost $6,694).........................                       6,733
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $5,876,458)....................................                   6,689,109
                                                                       ------------
NORWAY -- (1.3%)
COMMON STOCKS -- (0.9%)
 Bergensbanken ASA.....................................        18,042       188,153
 Color Line ASA........................................        13,300        49,932
 Dyno Industrier ASA...................................        53,971     1,065,646
 Elkem ASA.............................................        26,613       381,149
 Fesil ASA.............................................        15,518       194,197
 Helicopter Services Group ASA.........................        42,452       454,520
 Hunsfos ASA...........................................         4,300        16,741
 *Kongsberg Automotive ASA.............................         8,299        92,317
 Kverneland ASA........................................        18,732       330,790
 Leif Hoegh & Co. ASA..................................         1,620        31,761
 *Nomadic Shipping ASA.................................        21,876        39,544
 Nordlandsbanken ASA...................................        13,108       324,430
 Nydalens Compagnie ASA Series A.......................         9,312        63,446
 *Raufoss Ammunisjonfabrikker ASA......................         3,100        45,260
 Storli ASA Series A...................................        26,270       504,084
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,028,921)....................................                   3,781,970
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Norwegian Krone (Cost $1,919,600)....................                   1,907,308
                                                                       ------------
TOTAL -- NORWAY
  (Cost $5,948,521)....................................                   5,689,278
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $13,792,319) to be
   repurchased at $13,589,169
   (Cost $13,583,000)..................................  $     13,583  $ 13,583,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $572,778,278)++................................                $436,497,214
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
@Denominated in local currency.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (55.3%)
Farm Credit System Financial Assistance Corp.
    9.375%, 07/21/03...................................  $     2,000   $  2,302,500
    8.800%, 06/10/05...................................        1,000      1,145,000
Federal Farm Credit Bank
    6.560%, 08/05/02...................................        2,000      2,040,740
    6.320%, 09/09/02...................................        1,000      1,008,440
    6.875%, 04/04/03...................................        1,190      1,234,767
    7.030%, 06/24/03...................................        2,000      2,086,900
    6.450%, 10/07/09...................................        2,000      2,024,400
    7.160%, 05/19/10...................................        3,000      3,222,030
Federal Home Loan Bank
    6.290%, 07/03/02...................................        3,100      3,125,326
    6.225%, 10/17/02...................................        2,000      2,014,420
    5.930%, 03/07/03...................................       10,085     10,012,891
    5.440%, 10/15/03...................................        8,550      8,279,904
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................        2,000      2,145,320
    6.130%, 02/27/06...................................        1,000        996,710
    7.100%, 04/10/07...................................        2,000      2,134,320
    6.480%, 12/05/11...................................        2,000      2,021,360
Federal National Mortgage Association
    7.050%, 11/12/02...................................        2,000      2,084,420
    6.800%, 01/10/03...................................        6,000      6,205,799
    6.710%, 05/21/03...................................        2,000      2,055,360
    6.050%, 06/30/03...................................        3,000      2,991,840
    5.450%, 10/10/03...................................        2,000      1,937,900
    7.400%, 07/01/04...................................        1,000      1,068,290
    7.375%, 03/28/05...................................        1,000      1,074,260
    6.220%, 03/13/06...................................        3,070      3,077,613
    6.570%, 08/22/07...................................        2,000      2,050,680
Student Loan Marketing Association
    5.850%, 06/01/07...................................        1,000        974,600
Tennessee Valley Authority
    6.375%, 06/15/05...................................        5,000      5,062,500
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $72,564,581)...................................                  74,378,290
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

U.S. TREASURY OBLIGATIONS -- (43.1%)
U.S. Treasury Bonds
    11.625%, 11/15/02..................................  $     5,340   $  6,643,921
    10.750%, 02/15/03..................................        4,000      4,863,480
    10.750%, 05/15/03..................................        8,000      9,794,640
    11.125%, 08/15/03..................................        2,000      2,502,820
    11.875%, 11/15/03..................................        3,000      3,890,640
    12.375%, 05/15/04..................................        2,000      2,688,100
    12.000%, 05/15/05..................................        5,000      6,815,000
    10.750%, 08/15/05..................................        2,000      2,590,620
    9.375%, 02/15/06...................................        7,000      8,568,979
U.S. Treasury Notes
    7.250%, 05/15/04...................................        3,000      3,219,450
    11.625%, 11/15/04..................................        1,000      1,322,090
    6.125%, 08/15/07...................................        5,000      5,096,999
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $56,457,029)...................................                  57,996,739
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (0.8%)
European Investment Bank
    9.125%, 06/01/02
      (Cost $1,092,795)................................        1,000      1,116,250
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      5.45%, 12/01/97 (Collateralized by U.S. Treasury
      Notes 6.25%, 07/31/98, valued at $1,146,600) to
      be repurchased at $1,122,510 (Cost $1,122,000)...        1,122      1,122,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $131,236,405)++................................                $134,613,279
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               SHARES          VALUE+
                                                                                            -------------   -------------
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company....     75,119,478   $ 752,306,769
                                                                                                            -------------
    Total Investments (100%) (Cost $745,079,536)++........................................                  $ 752,306,769
                                                                                                            -------------
                                                                                                            -------------

--------------

++ The cost for federal income tax purposes is $749,300,441.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                                FACE
                                                                                               AMOUNT          VALUE+
                                                                                            -------------   -------------
                                                                                                (000)
U.S. TREASURY OBLIGATIONS -- (99.1%)
U.S. Treasury Notes
  4.750%, 10/31/98........................................................................  $      70,000   $  69,392,393
  5.875%, 10/31/98........................................................................         52,000      52,072,280
  5.500%, 11/15/98........................................................................          3,000       2,993,280
  8.875%, 11/15/98........................................................................         60,000      61,738,794
  5.750%, 12/31/98........................................................................          2,000       2,000,920
  5.875%, 01/31/99........................................................................         11,000      11,015,509
  5.875%, 02/28/99........................................................................          2,000       2,002,980
                                                                                                            -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $201,305,799).......................................                    201,216,156
                                                                                                            -------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
  Repurchase Agreement, PNC Capital Markets, Inc. 5.45%, 12/01/97 (Collateralized by U.S.
    Treasury Notes 6.25%, 07/31/98, valued at $1,883,700) to be repurchased at $1,850,840
    (Cost $1,850,000).....................................................................          1,850       1,850,000
                                                                                                            -------------
TOTAL INVESTMENTS -- (100.0%) (Cost $203,155,799)++.......................................                  $ 203,066,156
                                                                                                            -------------
                                                                                                            -------------

--------------

++Approximates cost for federal income tax purposes.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                               NOVEMBER 30, 1997

                                                                                               SHARES          VALUE+
                                                                                            -------------   -------------
Investment in The DFA Two-Year Global Fixed
  Income Series of The DFA Investment Trust Company.......................................     40,996,217   $ 418,906,560
                                                                                                            -------------
    Total Investments (100%) (Cost $413,497,994)++........................................                  $ 418,906,560
                                                                                                            -------------
                                                                                                            -------------

--------------

++ Approximates cost for federal income tax purposes.

--------------

+ See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE DFA GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
GERMANY -- (22.6%)
BONDS -- (22.6%)
European Economic Community
    6.500%, 03/10/00...................................         5,500  $  3,245,126
Federal Home Loan Bank
    6.000%, 08/23/00...................................         9,000     5,266,834
Federal National Mortgage Association
    5.000%, 02/16/01...................................         7,000     3,988,479
Germany (Federal Republic of)
    8.000%, 07/22/02...................................        21,000    13,364,383
LB Rheinland-Pfalz Finance BV
    5.375%, 02/12/02...................................        14,700     8,413,311
Minnesota Mining and Manufacturing Co.
    5.000%, 10/15/01...................................        19,700    11,190,656
Suedwest Landesbank Capital Markets
    5.375%, 02/06/02...................................         7,000     4,020,229
Tokyo Electric Power
    7.625%, 11/06/02...................................         7,000     4,363,119
                                                                       ------------
TOTAL BONDS
  (Cost $54,971,155)...................................                  53,852,137
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $187).............................                         182
                                                                       ------------
TOTAL -- GERMANY
  (Cost $54,971,342)...................................                  53,852,319
                                                                       ------------
FRANCE -- (21.9%)
BONDS -- (21.9%)
Belgium (Kingdom of)
    6.875%, 05/30/02...................................        35,000     6,344,298
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................        49,200     8,487,400
Credit Locale de France SA Euro Medium Term Notes
    5.375%, 10/11/01...................................        31,000     5,326,747
France (Government of) BTAN
    4.750%, 03/12/02...................................        30,000     5,055,315
France (Republic of)
    5.500%, 10/12/01...................................        38,000     6,588,780
France Telecom SA
    9.000%, 07/27/01...................................        50,000     9,591,784
KFW International Finance, Inc.
    8.750%, 06/26/02...................................        15,000     2,916,919
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
    6.000%, 03/08/02...................................        15,500     2,713,522
Toyota Motor Credit Corp. Euro Medium Term Notes
    6.250%, 04/11/02...................................        30,000     5,322,106
                                                                       ------------
TOTAL BONDS
  (Cost $52,840,149)...................................                  52,346,871
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $1)..............................                $          1
                                                                       ------------
TOTAL -- FRANCE
  (Cost $52,840,150)...................................                  52,346,872
                                                                       ------------
JAPAN -- (20.4%)
BONDS -- (20.4%)
Asian Development Bank
    5.625%, 02/18/02...................................       400,000     3,706,484
Credit Locale de France SA
    6.000%, 10/31/01...................................       400,000     3,709,305
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................       868,000     7,222,848
Inter-American Development Bank
    2.250%, 02/05/02...................................     1,358,000    11,135,334
Japan Development Bank
    6.500%, 09/20/01...................................     1,130,000    10,647,013
World Bank (International Bank for Reconstruction and
  Development)
    5.250%, 03/20/02...................................     1,290,000    11,881,645
Nordic Investment Bank
    2.600%, 06/28/02...................................        60,000       499,275
                                                                       ------------
TOTAL -- JAPAN
  (Cost $51,024,408)...................................                  48,801,904
                                                                       ------------
CANADA -- (17.3%)
BONDS -- (17.3%)
Bayerische Landesbank Girozentrale
    6.750%, 12/29/00...................................         2,000     1,459,152
    7.250%, 10/31/01...................................         4,000     2,975,910
Canada (Government of)
    7.500%, 09/01/00...................................         5,000     3,721,995
European Investment Bank
    11.250%, 01/08/01..................................         4,000     3,276,311
    9.000%, 12/06/01...................................         2,000     1,577,598
    6.625%, 12/31/01...................................         8,000     5,843,912
General Electric Capital Canada, Inc.
    8.000%, 12/29/00...................................         5,000     3,762,040
    8.250%, 12/29/00...................................         6,684     5,064,312
Oesterreichische Kontrollbank AG Euro Medium Term Notes
    7.000%, 12/31/01...................................         7,140     5,281,904
Oesterreichische Postsparkasse PSK
    10.750%, 08/08/01..................................         1,600     1,315,695
SNCF (Societe Nationale des Chemins de Fer Francaise)
    9.250%, 12/20/01...................................         3,570     2,832,816
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................         5,603     4,192,124
                                                                       ------------
TOTAL -- CANADA
  (Cost $42,400,366)...................................                  41,303,769
                                                                       ------------

THE DFA GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
AUSTRALIA -- (8.0%)
BONDS -- (8.0%)
ABN-Amro Australia, Ltd.
    8.250%, 11/03/00...................................        5,800   $  4,210,663
Airservices Australia
    7.375%, 11/15/01...................................        2,750      1,974,608
New South Wales Treasury Corp.
    8.000%, 12/01/01...................................        7,000      5,170,923
New South Wales Treasury Corp. Euro Medium Term Notes
    8.750%, 04/18/02...................................        2,000      1,507,376
State Bank of New South Wales
    11.750%, 08/16/01..................................        3,800      3,084,763
    10.750%, 03/12/02..................................        2,000      1,600,433
State Bank of South Australia
    11.000%, 04/10/02..................................        2,000      1,614,801
                                                                       ------------
TOTAL BONDS
  (Cost $20,341,765)...................................                  19,163,567
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $1).........................                           1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $20,341,766)...................................                  19,163,568
                                                                       ------------
UNITED STATES -- (6.9%)
COMMERCIAL PAPER -- (6.9%)
Barton Capital Corp. C.P.
    5.750%, 01/16/98...................................        4,999      4,962,271
Den Norske Stats Olejeselskap
  A.S. C.P.
    5.800%, 12/01/97...................................       11,000     11,000,000
Hahn Issuing Corp. C.P.
    5.620%, 12/17/97...................................          600        598,502
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $16,560,772)...................................                  16,560,773
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
NETHERLANDS -- (2.2%)
BONDS -- (2.2%)
Netherlands (Kingdom of)
  5.750%, 09/15/02
    (Cost $5,365,481)..................................       10,000   $  5,181,217
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  Netherlands Guilder
    (Cost $5)..........................................                           4
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,365,486)....................................                   5,181,221
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling
    (Cost $70).........................................                          71
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $1,637,469) to be
    repurchased at $1,608,730
    (Cost $1,608,000)..................................        1,608      1,608,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $245,112,360)++....                $238,818,497
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                                                                         THE U.S.      THE U.S.     THE ENHANCED
                                                        THE U.S. 9-10   6-10 SMALL      LARGE        U.S. LARGE
                                                        SMALL COMPANY    COMPANY       COMPANY        COMPANY
                                                          PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                        -------------  ------------  ------------  --------------
                                                              (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..................................  $   1,527,027  $    338,105  $    343,544   $     47,616
Receivables
    Dividends and Interest............................            944            --            --             --
    Investment Securities Sold........................          3,585            --           176             --
    Fund Shares Sold..................................            377           133            76            105
Prepaid Expenses and Other Assets.....................             38             7            19             30
                                                        -------------  ------------  ------------  --------------
        Total Assets..................................      1,531,971       338,245       343,815         47,751
                                                        -------------  ------------  ------------  --------------
LIABILITIES:
Payable for Investment Securities Purchased...........         20,805           133            --             98
Payable for Fund Shares Redeemed......................            319            --           252              7
Accrued Expenses and Other Liabilities................          1,420           120            26              4
                                                        -------------  ------------  ------------  --------------
        Total Liabilities.............................         22,544           253           278            109
                                                        -------------  ------------  ------------  --------------
NET ASSETS............................................  $   1,509,427  $    337,992  $    343,537   $     47,642
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
SHARES OUTSTANDING $.01 PAR VALUE.....................    107,861,234    20,012,310    12,060,809      3,499,867
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........  $       13.99  $      16.89  $      28.48  $       13.61
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
PUBLIC OFFERING PRICE PER SHARE.......................  $       13.99  $      16.89  $      28.48  $       13.61
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
Investments at Cost...................................  $   1,150,358  $    235,193  $    223,539  $      41,061
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------

                                                                                            THE U.S.    THE DFA REAL
                                                                              THE U.S.     LARGE CAP       ESTATE
                                                                             6-10 VALUE      VALUE       SECURITIES
                                                                             PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                            ------------  ------------  -------------
                                                                               (AMOUNTS IN THOUSANDS, EXCEPT SHARE
                                                                                            AMOUNTS)
ASSETS:
Investments at Value......................................................  $  2,099,209  $    840,114   $    94,806
Receivables
    Dividends and Interest................................................            --            --           180
    Investment Securities Sold............................................            --            --        26,511
    Fund Shares Sold......................................................           595           724            76
Prepaid Expenses and Other Assets.........................................            33            22            14
                                                                            ------------  ------------  -------------
        Total Assets......................................................     2,099,837       840,860       121,587
                                                                            ------------  ------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased...............................           241           572            --
Payable for Fund Shares Redeemed..........................................           354           152        26,459
Accrued Expenses and Other Liabilities....................................           588           133            56
                                                                            ------------  ------------  -------------
        Total Liabilities.................................................         1,183           857        26,515
                                                                            ------------  ------------  -------------
NET ASSETS................................................................  $  2,098,654  $    840,003   $    95,072
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE.........................................    94,995,843    43,702,326     6,121,811
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE............................  $      22.09  $      19.22  $      15.53
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
PUBLIC OFFERING PRICE PER SHARE...........................................  $      22.09  $      19.22  $      15.53
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
Investments at Cost.......................................................  $  1,396,176  $    604,894  $     78,077
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                                                                                      THE PACIFIC      THE UNITED
                                                                      THE JAPANESE     RIM SMALL      KINGDOM SMALL
                                                                     SMALL COMPANY      COMPANY          COMPANY
                                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                     --------------  --------------  ---------------
                                                                      (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...............................................   $    114,072    $    111,369     $   130,935
Receivables
    Investment Securities Sold.....................................          5,355           6,247              --
    Fund Shares Sold...............................................             32              10              13
Prepaid Expenses and Other Assets..................................              7               6               9
                                                                     --------------  --------------  ---------------
        Total Assets...............................................        119,466         117,632         130,957
                                                                     --------------  --------------  ---------------
LIABILITIES:
Payable for Investment Securities Purchased........................             --              --              12
Payable for Fund Shares Redeemed...................................          5,387           6,257               1
Accrued Expenses and Other Liabilities.............................             62              55              53
                                                                     --------------  --------------  ---------------
        Total Liabilities..........................................          5,449           6,312              66
                                                                     --------------  --------------  ---------------
NET ASSETS.........................................................   $    114,017    $    111,320     $   130,891
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
SHARES OUTSTANDING $.01 PAR VALUE..................................     12,067,337      11,691,318       4,561,540
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.....................  $        9.45   $        9.52   $       28.69
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
PUBLIC OFFERING PRICE PER SHARE....................................  $        9.50   $        9.62   $       28.69
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
Investments at Cost................................................  $     282,515   $     162,813   $     103,397
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------

                                                                            THE           THE             THE
                                                                        CONTINENTAL   INTERNATIONAL     RWB/DFA
                                                                           SMALL         SMALL       INTERNATIONAL
                                                                          COMPANY       COMPANY       HIGH BOOK TO
                                                                         PORTFOLIO     PORTFOLIO    MARKET PORTFOLIO
                                                                        ------------  ------------  ----------------
                                                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..................................................  $    232,841   $  230,005     $    275,098
Cash..................................................................            --           17               --
Receivables
    Investment Securities Sold........................................        17,217           --               94
    Fund Shares Sold..................................................            13        1,084              110
Prepaid Expenses and Other Assets.....................................             7           48               10
                                                                        ------------  ------------  ----------------
        Total Assets..................................................       250,078      231,154          275,312
                                                                        ------------  ------------  ----------------
LIABILITIES:
Payable for Fund Shares Redeemed......................................        17,230          590              204
Accrued Expenses and Other Liabilities................................           104           95               51
                                                                        ------------  ------------  ----------------
        Total Liabilities.............................................        17,334          685              255
                                                                        ------------  ------------  ----------------
NET ASSETS............................................................  $    232,744   $  230,469     $    275,057
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
SHARES OUTSTANDING $.01 PAR VALUE.....................................    14,600,074   29,455,463       21,419,739
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........................  $      15.94  $      7.82   $        12.84
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
PUBLIC OFFERING PRICE PER SHARE.......................................  $      16.10  $      7.87   $        12.84
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
Investments at Cost...................................................  $    188,033  $   290,107   $      257,997
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                                                                                                    THE DFA        THE DFA
                                                                                                 INTERNATIONAL   INTERMEDIATE
                                                                    THE EMERGING  THE LARGE CAP    SMALL CAP      GOVERNMENT
                                                                      MARKETS     INTERNATIONAL      VALUE       FIXED INCOME
                                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                    ------------  -------------  -------------  --------------
                                                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..............................................  $    212,114   $    87,010    $   436,497    $    134,613
Cash..............................................................            --            15          1,475              --
Receivables
    Dividends and Interest........................................            --           255          1,678           1,969
    Investment Securities Sold....................................           120             2          1,900              --
    Fund Shares Sold..............................................           145            14            401              10
Prepaid Expenses and Other Assets.................................            19             9             46               7
                                                                    ------------  -------------  -------------  --------------
        Total Assets..............................................       212,398        87,305        441,997         136,599
                                                                    ------------  -------------  -------------  --------------
LIABILITIES:
Payable for Investment Securities Purchased.......................            --            --         10,326              --
Payable for Fund Shares Redeemed..................................           265            40             35               3
Accrued Expenses and Other Liabilities............................            85            42            379              41
                                                                    ------------  -------------  -------------  --------------
        Total Liabilities.........................................           350            82         10,740              44
                                                                    ------------  -------------  -------------  --------------
NET ASSETS........................................................  $    212,048   $    87,223    $   431,257    $    136,555
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
SHARES OUTSTANDING $.01 PAR VALUE.................................    22,065,103     6,112,974     54,272,582      12,111,202
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE....................  $       9.61  $      14.27   $       7.95   $       11.28
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
PUBLIC OFFERING PRICE PER SHARE...................................  $       9.66  $      14.27   $       8.01   $       11.28
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
Investments at Cost...............................................  $    266,677  $     65,123   $    572,778   $     131,236
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------

                                                                                                    THE DFA
                                                                     THE DFA         THE DFA       TWO-YEAR
                                                                  ONE-YEAR FIXED    FIVE-YEAR    GLOBAL FIXED   THE DFA GLOBAL
                                                                      INCOME       GOVERNMENT       INCOME       FIXED INCOME
                                                                    PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                  --------------  -------------  -------------  --------------
                                                                          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value............................................   $    752,307    $   203,066    $   418,907    $    238,818
Cash............................................................             --             --             --              15
Receivables
    Dividends and Interest......................................             --          1,084             --           6,337
    Investment Securities Sold..................................             --             --             --          12,618
    Fund Shares Sold............................................            668            320            963             376
    Unrealized Gain on Forward Currency Contracts...............             --             --             --           4,733
Prepaid Expenses and Other Assets...............................             21             12             45              18
                                                                  --------------  -------------  -------------  --------------
        Total Assets............................................        752,996        204,482        419,915         262,915
                                                                  --------------  -------------  -------------  --------------
LIABILITIES:
Payable for Investment Securities Purchased.....................            448             --            775          12,615
Payable for Fund Shares Redeemed................................            220             46            188             109
Accrued Expenses and Other Liabilities..........................             91             59             47             113
                                                                  --------------  -------------  -------------  --------------
        Total Liabilities.......................................            759            105          1,010          12,837
                                                                  --------------  -------------  -------------  --------------
NET ASSETS......................................................   $    752,237    $   204,377    $   418,905    $    250,078
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
SHARES OUTSTANDING $.01 PAR VALUE...............................     73,563,755     19,718,713     40,270,906      22,976,497
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..................  $       10.23   $      10.36   $      10.40   $       10.88
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
PUBLIC OFFERING PRICE PER SHARE.................................  $       10.23   $      10.36   $      10.40   $       10.88
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
Investments at Cost.............................................  $     745,080   $    203,156   $    413,498   $     245,112
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                                                           THE
                                                                 THE U.S.     THE U.S.     THE U.S.     ENHANCED
                                                                9-10 SMALL   6-10 SMALL      LARGE     U.S. LARGE
                                                                  COMPANY      COMPANY      COMPANY      COMPANY
                                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                -----------  -----------  -----------  -----------
INVESTMENT INCOME
  Dividends...................................................  $     8,607          --           --           --
  Interest....................................................        1,222          --           --           --
  Income from Securities Lending..............................          738          --           --           --
  Income Distributions Received...............................           --   $   2,341           --    $   1,590
  Net Investment Income from The DFA Investment Trust
    Company...................................................           --          --    $   4,639           --
                                                                -----------  -----------  -----------  -----------
        Total Investment Income...............................       10,567       2,341        4,639        1,590
                                                                -----------  -----------  -----------  -----------

EXPENSES
  Investment Advisory Services................................        6,538          --           --           --
  Administrative Services.....................................           --         908          572           50
  Accounting & Transfer Agent Fees............................          649          19          105           19
  Custodian's Fee.............................................          230          --           --           --
  Legal Fees..................................................           62           3            4            1
  Audit Fees..................................................           73           1            1           --
  Filing Fees.................................................           93          27           48           15
  Shareholders' Reports.......................................           49          11           11            1
  Directors' Fees and Expenses................................           30           2            2            2
  Other.......................................................           59           1            2            7
                                                                -----------  -----------  -----------  -----------
        Total Expenses........................................        7,783         972          745           95
  Less: Expenses Waived.......................................           --          --         (535)          (6)
                                                                -----------  -----------  -----------  -----------
  Net Expenses................................................        7,783         972          210           89
                                                                -----------  -----------  -----------  -----------
  NET INVESTMENT INCOME.......................................        2,784       1,369        4,429        1,501
                                                                -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received.........................           --      25,830           --        3,438
  Net Realized Gain (Loss) on Investment Securities...........      203,572       3,502          386         (223)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities.....................................      117,414      34,002       61,568        2,464
                                                                -----------  -----------  -----------  -----------
  NET GAIN ON INVESTMENT SECURITIES...........................      320,986      63,334       61,954        5,679
                                                                -----------  -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........  $   323,770   $  64,703    $  66,383    $   7,180
                                                                -----------  -----------  -----------  -----------
                                                                -----------  -----------  -----------  -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                                                THE U.S.      THE DFA
                                                                                    THE U.S     LARGE CAP   REAL ESTATE
                                                                                  6-10 VALUE      VALUE     SECURITIES
                                                                                   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                                  -----------  -----------  -----------
INVESTMENT INCOME
  Dividends.....................................................................           --           --   $   5,735
  Interest......................................................................           --           --         118
  Income from Securities Lending................................................           --           --          17
  Income Distributions Received.................................................  $    11,533  $    13,012          --
                                                                                  -----------  -----------  -----------
        Total Investment Income.................................................       11,533       13,012       5,870
                                                                                  -----------  -----------  -----------
EXPENSES
  Investment Advisory Services..................................................           --           --         290
  Administrative Services.......................................................        5,061        1,045          --
  Accounting & Transfer Agent Fees..............................................           19           19         104
  Custodian's Fee...............................................................           --           --          17
  Legal Fees....................................................................           14            6           6
  Audit Fees....................................................................            6            2           6
  Filing Fees...................................................................          172           85          23
  Shareholders' Reports.........................................................           68           28           4
  Directors' Fees and Expenses..................................................            8            4           3
  Other.........................................................................            9            9           4
                                                                                  -----------  -----------  -----------
        Total Expenses..........................................................        5,357        1,198         457
                                                                                  -----------  -----------  -----------
  NET INVESTMENT INCOME.........................................................        6,176       11,814       5,413
                                                                                  -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received...........................................       55,250       28,840          --
  Net Realized Gain (Loss) on Investment Securities.............................         (793)        (374)      9,447
  Change in Unrealized Appreciation (Depreciation) of Investment Securities.....      429,999      112,833       8,112
                                                                                  -----------  -----------  -----------
  NET GAIN ON INVESTMENT SECURITIES.............................................      484,456      141,299      17,559
                                                                                  -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $   490,632  $   153,113   $  22,972
                                                                                  -----------  -----------  -----------
                                                                                  -----------  -----------  -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                                           THE PACIFIC    THE UNITED
                                                                            THE JAPANESE    RIM SMALL    KINGDOM SMALL
                                                                           SMALL COMPANY     COMPANY        COMPANY
                                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                           --------------  -----------  ---------------
INVESTMENT INCOME
  Net Investment Income From The DFA Investment Trust Company............   $      1,884    $   4,684     $     4,308
                                                                           --------------  -----------  ---------------
EXPENSES
  Administrative Services................................................            809          784             605
  Accounting & Transfer Agent Fees.......................................             38           38              38
  Legal Fees.............................................................              3            3               3
  Audit Fees.............................................................              1            1              --
  Filing Fees............................................................             21           21              17
  Shareholders' Reports..................................................              7            7               5
  Directors' Fees and Expenses...........................................              2            2               1
  Other..................................................................              2            1               4
                                                                           --------------  -----------  ---------------
        Total Expenses...................................................            883          857             673
                                                                           --------------  -----------  ---------------
  NET INVESTMENT INCOME..................................................          1,001        3,827           3,635
                                                                           --------------  -----------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on Investment Securities......................         (1,544)       5,758          12,752
  Net Realized Gain (Loss) on Foreign Currency Transactions..............             62         (370)            117
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................       (134,974)     (81,707)         (4,795)
    Translation of Foreign Currency Denominated Amounts..................            (17)         (10)             (1)
                                                                           --------------  -----------  ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY..........       (136,473)     (76,329)          8,073
                                                                           --------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $   (135,472)   $ (72,502)    $    11,708
                                                                           --------------  -----------  ---------------
                                                                           --------------  -----------  ---------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                                 THE          THE        THE RWB/DFA
                                                                             CONTINENTAL  INTERNATIONAL INTERNATIONAL
                                                                                SMALL        SMALL       HIGH BOOK TO
                                                                               COMPANY      COMPANY         MARKET
                                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                             -----------  ------------  --------------
INVESTMENT INCOME
    Interest...............................................................          --    $       60              --
    Income Distributions Received..........................................          --            --    $      5,209
    Net Investment Income from The DFA Investment Trust
      Company..............................................................   $   5,225         3,529              --
                                                                             -----------  ------------  --------------
        Total Investment Income............................................       5,225         3,589           5,209
                                                                             -----------  ------------  --------------
EXPENSES
    Administrative Services................................................       1,134           753              27
    Accounting & Transfer Agent Fees.......................................          38            31              19
    Client Service Fee.....................................................          --            --             357
    Legal Fees.............................................................           4             3               3
    Audit Fees.............................................................           1             1               1
    Filing Fees............................................................          28            38              60
    Shareholders' Reports..................................................          10             9              10
    Directors' Fees and Expenses...........................................           2             2               2
    Other..................................................................           1            10              12
                                                                             -----------  ------------  --------------
        Total Expenses.....................................................       1,218           847             491
                                                                             -----------  ------------  --------------
    NET INVESTMENT INCOME..................................................       4,007         2,742           4,718
                                                                             -----------  ------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Capital Gain Distributions Received....................................          --            --           5,179
    Net Realized Gain (Loss) on Investment Securities......................      16,008          (813)             44
    Net Realized Loss on Foreign Currency Transactions.....................        (405)         (109)             --
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.........................      16,460       (59,544)        (21,705)
        Translation of Foreign Currency Denominated Amounts................        (144)          (70)             --
                                                                             -----------  ------------  --------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY..........      31,919       (60,536)        (16,482)
                                                                             -----------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $  35,926    $  (57,794)   $    (11,764)
                                                                             -----------  ------------  --------------
                                                                             -----------  ------------  --------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                                                   THE DFA        THE DFA
                                                                       THE         THE LARGE     INTERNATIONAL INTERMEDIATE
                                                                     EMERGING         CAP         SMALL CAP     GOVERNMENT
                                                                     MARKETS     INTERNATIONAL      VALUE      FIXED INCOME
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                    ----------  ---------------  ------------  -------------
INVESTMENT INCOME
    Dividends, (Net of Foreign Taxes Withheld of $0, $171, $972
      and $0, respectively).......................................          --     $   1,662      $    9,040            --
    Interest......................................................          --           107             868     $   7,925
    Income from Securities Lending................................          --            56             250            --
    Net Investment Income from The DFA Investment Trust Company...  $    3,661            --              --            --
                                                                    ----------       -------     ------------  -------------
        Total Investment Income...................................       3,661         1,825          10,158         7,925
                                                                    ----------       -------     ------------  -------------
EXPENSES
    Investment Advisory Services..................................          --           211           2,783           184
    Administrative Services.......................................         890            --              --            --
    Accounting & Transfer Agent Fees..............................          38           111             455            66
    Custodian's Fee...............................................          --            37             372            15
    Legal Fees....................................................           4             7              29             4
    Audit Fees....................................................           1             5              25             7
    Filing Fees...................................................          57            14             114            25
    Shareholders' Reports.........................................          10             3              21             5
    Directors' Fees and Expenses..................................           2             4              25             3
    Other.........................................................           8             8              46             3
                                                                    ----------       -------     ------------  -------------
        Total Expenses............................................       1,010           400           3,870           312
                                                                    ----------       -------     ------------  -------------
    NET INVESTMENT INCOME.........................................       2,651         1,425           6,288         7,613
                                                                    ----------       -------     ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
    Net Realized Gain (Loss) on Investment Securities.............         151           (71)         15,347           604
    Net Realized Gain (Loss) on Foreign Currency Transactions.....         698           (12)            (18)           --
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency................     (58,004)        1,055        (126,164)          281
        Translation of Foreign Currency Denominated Amounts.......         (18)           (6)             (8)           --
                                                                    ----------       -------     ------------  -------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY....................................................     (57,173)          966        (110,843)          885
                                                                    ----------       -------     ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  (54,522)    $   2,391      $ (104,555)    $   8,498
                                                                    ----------       -------     ------------  -------------
                                                                    ----------       -------     ------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                                                  THE DFA
                                                                     THE DFA       THE DFA       TWO-YEAR        THE DFA
                                                                    ONE-YEAR      FIVE-YEAR    GLOBAL FIXED   GLOBAL FIXED
                                                                  FIXED INCOME    GOVERNMENT      INCOME         INCOME
                                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                  -------------  ------------  -------------  -------------
INVESTMENT INCOME
  Interest......................................................            --    $   11,919             --    $    10,217
  Income Distributions Received.................................   $    45,390            --    $    25,359             --
                                                                  -------------  ------------  -------------  -------------
        Total Investment Income.................................        45,390        11,919         25,359         10,217
                                                                  -------------  ------------  -------------  -------------
EXPENSES
  Investment Advisory Services..................................            --           382             --            519
  Administrative Fees...........................................           768            --            370             --
  Accounting & Transfer Agent Fees..............................            19            87             19            239
  Custodian's Fee...............................................            --            24             --             48
  Legal Fees....................................................             6             6              3             14
  Audit Fees....................................................             2            10              1             12
  Filing Fees...................................................            95            23            157             27
  Shareholders' Reports.........................................            26             7             14              8
  Directors' Fees and Expenses..................................             3             4              2              8
  Other.........................................................             2             3              9              3
                                                                  -------------  ------------  -------------  -------------
        Total Expenses..........................................           921           546            575            878
                                                                  -------------  ------------  -------------  -------------
  NET INVESTMENT INCOME.........................................        44,469        11,373         24,784          9,339
                                                                  -------------  ------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  Capital Gain Distributions Received...........................            --            --            251             --
  Net Realized Gain (Loss) on Investment Securities.............          (153)        2,329           (257)         1,496
  Net Realized Gain on Foreign Currency Transactions............            --            --             --         10,999
  Change in Unrealized (Depreciation) of:
    Investment Securities and Foreign Currency..................        (1,625)       (3,322)        (4,154)        (9,751)
    Translation of Foreign Currency Denominated Amounts.........            --            --             --          3,858
                                                                  -------------  ------------  -------------  -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY....................................................        (1,778)         (993)        (4,160)         6,602
                                                                  -------------  ------------  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $    42,691    $   10,380    $    20,624    $    15,941
                                                                  -------------  ------------  -------------  -------------
                                                                  -------------  ------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                 THE U.S. 6-10                                  THE ENHANCED
                                        THE U.S. 9-10            SMALL COMPANY         THE U.S. LARGE            U.S. LARGE
                                        SMALL COMPANY              PORTFOLIO         COMPANY PORTFOLIO       COMPANY PORTFOLIO
                                          PORTFOLIO          ---------------------  --------------------  ------------------------
                                   ------------------------                YEAR       YEAR       YEAR                    JULY 3,
                                   YEAR ENDED   YEAR ENDED   YEAR ENDED    ENDED      ENDED      ENDED    YEAR ENDED       TO
                                    NOV. 30,     NOV. 30,     NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,     NOV. 30,
                                      1997         1996         1997       1996       1997       1996        1997         1996
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..........  $     2,784  $     2,408  $    1,369  $   1,695  $   4,429  $   2,729   $   1,501    $     300
  Capital Gain Distributions
    Received.....................           --           --      25,830     10,281         --        685       3,438           --
  Net Realized Gain (Loss) on
    Investment Securities........      203,572      112,062       3,502       (840)       386         83        (223)           1
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities.....      117,414       61,134      34,002     25,253     61,568     30,957       2,464        4,091
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
      Net Increase in Net Assets
        Resulting from
        Operations...............      323,770      175,604      64,703     36,389     66,383     34,454       7,180        4,392
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------

Distributions From:
  Net Investment Income..........       (2,613)        (505)     (1,724)      (218)    (4,238)    (1,899)     (1,430)          --
  Net Realized Gains.............     (112,075)     (63,526)    (14,685)    (5,838)    (1,083)       (32)     (1,462)          --
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
      Total Distributions........     (114,688)     (64,031)    (16,409)    (6,056)    (5,321)    (1,931)     (2,892)          --
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------

Capital Share Transactions (1):
  Shares Issued..................      280,065      244,685     150,640     72,430    129,228     84,328      30,747       25,636
  Shares Issued in Lieu of Cash
    Distributions................      102,836       59,632      14,417      5,852      4,190      1,569         796           --
  Shares Redeemed................     (264,360)    (159,560)   (109,553)   (61,065)   (38,700)   (27,774)    (17,425)        (792)
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
      Net Increase From Capital
        Shares Transactions......      118,541      144,757      55,504     17,217     94,718     58,123      14,118       24,844
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
      Total Increase.............      327,623      256,330     103,798     47,550    155,780     90,646      18,406       29,236

NET ASSETS
  Beginning of Period............    1,181,804      925,474     234,194    186,644    187,757     97,111      29,236           --
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
  End of Period..................  $ 1,509,427  $ 1,181,804  $  337,992  $ 234,194  $ 343,537  $ 187,757   $  47,642    $  29,236
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................       22,996       21,310      10,399      5,343      5,125      4,258       2,448        2,543
   Shares Issued in Lieu of Cash
     Distributions...............        9,206        5,684       1,066        469        173         80          68           --
   Shares Redeemed...............      (21,719)     (13,545)     (7,570)    (4,459)    (1,498)    (1,436)     (1,488)         (71)
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
                                        10,483       13,449       3,895      1,353      3,800      2,902       1,028        2,472
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------
                                   -----------  -----------  ----------  ---------  ---------  ---------  -----------  -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                               THE U.S.                THE U.S.                THE DFA
                                                              6-10 VALUE           LARGE CAP VALUE     REAL ESTATE SECURITIES
                                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                       ------------------------  --------------------  -----------------------
                                                                       YEAR        YEAR       YEAR         YEAR        YEAR
                                                       YEAR ENDED      ENDED       ENDED      ENDED       ENDED        ENDED
                                                        NOV. 30,     NOV. 30,    NOV. 30,   NOV. 30,     NOV. 30,    NOV. 30,
                                                          1997         1996        1997       1996         1997        1996
                                                       -----------  -----------  ---------  ---------  ------------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............................  $     6,176  $     7,300  $  11,814  $   8,545   $    5,413   $   3,547
  Capital Gain Distributions Received................       55,250       15,384     28,840      7,389           --          --
  Net Realized Gain (Loss) on Investment
    Securities.......................................         (793)        (917)      (374)      (293)       9,447        (381)
  Change in Unrealized Appreciation (Depreciation) of
    Investment
    Securities.......................................      429,999      169,583    112,833     69,244        8,112       9,679
                                                       -----------  -----------  ---------  ---------  ------------  ---------
      Net Increase in Net Assets Resulting from
        Operations...................................      490,632      191,350    153,113     84,885       22,972      12,845
                                                       -----------  -----------  ---------  ---------  ------------  ---------

Distributions From:
  Net Investment Income..............................       (7,821)        (761)   (11,318)    (6,174)      (3,559)       (628)
  Net Realized Gains.................................      (26,324)      (2,190)   (11,813)       (22)          --          --
                                                       -----------  -----------  ---------  ---------  ------------  ---------
      Total Distributions............................      (34,145)      (2,951)   (23,131)    (6,196)      (3,559)       (628)
                                                       -----------  -----------  ---------  ---------  ------------  ---------

Capital Share Transactions (1):
  Shares Issued......................................      644,816      503,665    244,279    254,835       44,305      21,011
  Shares Issued in Lieu of Cash Distributions........       28,379        2,393     17,570      4,665        2,916         571
  Shares Redeemed....................................     (238,326)     (97,109)   (92,977)   (77,955)     (35,952)    (12,844)
                                                       -----------  -----------  ---------  ---------  ------------  ---------
      Net Increase From Capital Shares
        Transactions.................................      434,869      408,949    168,872    181,545       11,269       8,738
                                                       -----------  -----------  ---------  ---------  ------------  ---------

      Total Increase.................................      891,356      597,348    298,854    260,234       30,682      20,955

NET ASSETS
  Beginning of Period................................    1,207,298      609,950    541,149    280,915       64,390      43,435
                                                       -----------  -----------  ---------  ---------  ------------  ---------
  End of Period......................................  $ 2,098,654  $ 1,207,298  $ 840,003  $ 541,149   $   95,072   $  64,390
                                                       -----------  -----------  ---------  ---------  ------------  ---------
                                                       -----------  -----------  ---------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................................       34,268       33,774     14,060     17,878        3,193       1,878
   Shares Issued in Lieu of Cash Distributions.......        1,683          169      1,083        329          222          54
   Shares Redeemed...................................      (11,957)      (6,426)    (5,299)    (5,490)      (2,384)     (1,184)
                                                       -----------  -----------  ---------  ---------  ------------  ---------
                                                            23,994       27,517      9,844     12,717        1,031         748
                                                       -----------  -----------  ---------  ---------  ------------  ---------
                                                       -----------  -----------  ---------  ---------  ------------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                              THE JAPANESE          THE PACIFIC RIM       THE UNITED KINGDOM
                                                             SMALL COMPANY           SMALL COMPANY          SMALL COMPANY
                                                               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                         ----------------------  ---------------------  ----------------------
                                                            YEAR        YEAR        YEAR       YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                          NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                                            1997        1996        1997       1996        1997        1996
                                                         ----------  ----------  ----------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income................................  $    1,001  $      884  $    3,827  $   3,482   $   3,635   $   4,164
  Net Realized Gain (Loss) on Investment Securities....      (1,544)     17,037       5,758     11,893      12,752       8,116
  Net Realized Gain (Loss) on Foreign Currency
    Transactions.......................................          62        (141)       (370)       (15)        117         (13)
  Change in Unrealized Appreciation
    (Depreciation) of :
    Investment Securities and Foreign Currency.........    (134,974)    (31,890)    (81,707)    19,876      (4,795)     27,016
    Translation of Foreign Currency Denominated
      Amounts..........................................         (17)         (5)        (10)         8          (1)         26
                                                         ----------  ----------  ----------  ---------  -----------  ---------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations......................    (135,472)    (14,115)    (72,502)    35,244      11,708      39,309
                                                         ----------  ----------  ----------  ---------  -----------  ---------
Distributions From:
  Net Investment Income................................        (778)        (81)     (4,235)      (223)     (4,223)       (414)
  Net Realized Gains...................................     (16,082)     (5,829)    (11,345)    (5,234)     (7,613)    (10,649)
                                                         ----------  ----------  ----------  ---------  -----------  ---------
      Total Distributions..............................     (16,860)     (5,910)    (15,580)    (5,457)    (11,836)    (11,063)
                                                         ----------  ----------  ----------  ---------  -----------  ---------
Capital Share Transactions (1):
  Shares Issued........................................      47,734      60,653      11,716     37,822       9,340      23,463
  Shares Issued in Lieu of Cash Distributions..........      16,860       5,910      15,580      5,457      11,836      11,063
  Shares Redeemed......................................     (92,365)   (123,531)    (43,436)   (50,661)    (56,946)    (63,713)
                                                         ----------  ----------  ----------  ---------  -----------  ---------

      Net Increase (Decrease) From Capital Shares
        Transactions...................................     (27,771)    (56,968)    (16,140)    (7,382)    (35,770)    (29,187)
                                                         ----------  ----------  ----------  ---------  -----------  ---------

      Total Increase (Decrease)........................    (180,103)    (76,993)   (104,222)    22,405     (35,898)       (941)

NET ASSETS
  Beginning of Period..................................     294,120     371,113     215,542    193,137     166,789     167,730
                                                         ----------  ----------  ----------  ---------  -----------  ---------
  End of Period........................................  $  114,017  $  294,120  $  111,320  $ 215,542   $ 130,891   $ 166,789
                                                         ----------  ----------  ----------  ---------  -----------  ---------
                                                         ----------  ----------  ----------  ---------  -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................       3,244       2,514         789      2,370         337         931
   Shares Issued in Lieu of Cash Distribution..........         978         247       1,051        387         440         485
   Shares Redeemed.....................................      (6,140)     (5,069)     (3,110)    (3,225)     (2,073)     (2,522)
                                                         ----------  ----------  ----------  ---------  -----------  ---------
                                                             (1,918)     (2,308)     (1,270)      (468)     (1,296)     (1,106)
                                                         ----------  ----------  ----------  ---------  -----------  ---------
                                                         ----------  ----------  ----------  ---------  -----------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                            THE RWB/DFA
                                                        THE CONTINENTAL         THE INTERNATIONAL          INTERNATIONAL
                                                         SMALL COMPANY            SMALL COMPANY         HIGH BOOK TO MARKET
                                                           PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                    -----------------------  -----------------------  -----------------------
                                                        YEAR        YEAR         YEAR       OCT. 1,       YEAR        YEAR
                                                       ENDED        ENDED       ENDED         TO         ENDED        ENDED
                                                      NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,
                                                        1997        1996         1997        1996         1997        1996
                                                    ------------  ---------  ------------  ---------  ------------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................   $    4,007   $   5,883   $    2,742   $      85   $    4,718   $   4,140
  Capital Gain Distributions Received.............           --          --           --          --        5,179       1,341
  Net Realized Gain (Loss) on Investment
    Securities....................................       16,008      18,140         (813)        (75)          44        (162)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (405)        (82)        (109)         11           --          --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....       16,460      18,297      (59,544)       (558)     (21,705)     23,232
    Translation of Foreign Currency Denominated
      Amounts.....................................         (144)        (64)         (70)         (7)          --          --
                                                    ------------  ---------  ------------  ---------  ------------  ---------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................       35,926      42,174      (57,794)       (544)     (11,764)     28,551
                                                    ------------  ---------  ------------  ---------  ------------  ---------

Distributions From:
  Net Investment Income...........................       (5,597)       (447)        (200)         --       (4,329)       (187)
  Net Realized Gains..............................      (16,811)    (16,253)          --          --       (2,675)        (33)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Total Distributions.........................      (22,408)    (16,700)        (200)         --       (7,004)       (220)
                                                    ------------  ---------  ------------  ---------  ------------  ---------

Capital Share Transactions (1):
  Shares Issued...................................       11,783      36,520      211,077     104,726      101,480      98,529
  Shares Issued in Lieu of Cash Distributions.....       22,408      16,700          200          --        7,004         220
  Shares Redeemed.................................     (114,290)    (93,485)     (26,932)        (64)     (72,030)    (41,726)
                                                    ------------  ---------  ------------  ---------  ------------  ---------

      Net Increase (Decrease) From Capital Shares
        Transactions..............................      (80,099)    (40,265)     184,345     104,662       36,454      57,023
                                                    ------------  ---------  ------------  ---------  ------------  ---------

      Total Increase (Decrease)...................      (66,581)    (14,791)     126,351     104,118       17,686      85,354

NET ASSETS
  Beginning of Period.............................      299,325     314,116      104,118          --      257,371     172,017
                                                    ------------  ---------  ------------  ---------  ------------  ---------
  End of Period...................................   $  232,744   $ 299,325   $  230,469   $ 104,118   $  275,057   $ 257,371
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................          775       2,469       21,979      10,456        7,480       7,546
   Shares Issued in Lieu of Cash Distributions....        1,582       1,233           21          --          535          17
   Shares Redeemed................................       (7,367)     (6,315)      (2,995)         (6)      (5,300)     (3,173)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                         (5,010)     (2,613)      19,005      10,450        2,715       4,390
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                               THE DFA
                                                                 THE EMERGING         THE LARGE CAP         INTERNATIONAL
                                                                   MARKETS            INTERNATIONAL        SMALL CAP VALUE
                                                                  PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                             --------------------  --------------------  --------------------
                                                               YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                                               ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                                             NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                                               1997       1996       1997       1996       1997       1996
                                                             ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income....................................  $   2,651  $   1,259  $   1,425  $   1,151  $   6,288  $   3,974
  Net Realized Gain (Loss) on Investment Securities........        151         42        (71)       553     15,347     10,843
  Net Realized Gain (Loss) on Foreign Currency
    Transactions...........................................        698        (78)       (12)         5        (18)         8
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............    (58,004)     5,535      1,055      6,974   (126,164)    (3,936)
    Translation of Foreign Currency Denominated Amounts....        (18)         8         (6)         1         (8)      (216)
                                                             ---------  ---------  ---------  ---------  ---------  ---------

      Net Increase (Decrease) in Net Assets Resulting from
        Operations.........................................    (54,522)     6,766      2,391      8,684   (104,555)    10,673
                                                             ---------  ---------  ---------  ---------  ---------  ---------

Distributions From:
  Net Investment Income....................................     (1,330)       (19)    (1,189)       (93)    (4,587)       (69)
  Net Realized Gains.......................................         --         --       (464)        --    (10,863)       (18)
                                                             ---------  ---------  ---------  ---------  ---------  ---------
      Total Distributions..................................     (1,330)       (19)    (1,653)       (93)   (15,450)       (87)
                                                             ---------  ---------  ---------  ---------  ---------  ---------

Capital Share Transactions (1):
  Shares Issued............................................    146,704    116,568     29,793     32,545    221,239    231,671
  Shares Issued in Lieu of Cash Distributions..............      1,330         19      1,653         93     15,450         87
  Shares Redeemed..........................................    (42,159)   (10,646)   (24,283)   (29,847)   (60,915)   (13,981)
                                                             ---------  ---------  ---------  ---------  ---------  ---------

      Net Increase From Capital Shares Transactions........    105,875    105,941      7,163      2,791    175,774    217,777
                                                             ---------  ---------  ---------  ---------  ---------  ---------

      Total Increase.......................................     50,023    112,688      7,901     11,382     55,769    228,363

NET ASSETS
  Beginning of Period......................................    162,025     49,337     79,322     67,940    375,488    147,125
                                                             ---------  ---------  ---------  ---------  ---------  ---------
  End of Period............................................  $ 212,048  $ 162,025  $  87,223  $  79,322  $ 431,257  $ 375,488
                                                             ---------  ---------  ---------  ---------  ---------  ---------
                                                             ---------  ---------  ---------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................................     11,652     10,008      2,101      2,443     23,265     22,038
   Shares Issued in Lieu of Cash Distributions.............        114          1        122          7      1,604          9
   Shares Redeemed.........................................     (3,541)      (935)    (1,703)    (2,249)    (6,517)    (1,330)
                                                             ---------  ---------  ---------  ---------  ---------  ---------
                                                                 8,225      9,074        520        201     18,352     20,717
                                                             ---------  ---------  ---------  ---------  ---------  ---------
                                                             ---------  ---------  ---------  ---------  ---------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           THE DFA
                                                        INTERMEDIATE               THE DFA                 THE DFA
                                                         GOVERNMENT               ONE-YEAR                FIVE-YEAR
                                                        FIXED INCOME            FIXED INCOME             GOVERNMENT
                                                          PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                    ---------------------   ---------------------   ---------------------
                                                      YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                      1997        1996        1997        1996        1997        1996
                                                    ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $   7,613   $   5,416   $  44,469   $  41,526   $  11,373   $  11,329
  Net Realized Gain (Loss) on Investment
    Securities....................................        604         (28)       (153)       (278)      2,329        (887)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................        281        (323)     (1,625)      4,048      (3,322)      3,233
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Net Increase in Net Assets Resulting from
      Operations..................................      8,498       5,065      42,691      45,296      10,380      13,675
                                                    ---------   ---------   ---------   ---------   ---------   ---------

Distributions From:
  Net Investment Income...........................     (7,137)     (3,946)    (44,616)    (41,474)    (10,523)     (6,632)
  Net Realized Gains..............................         --        (313)        (81)         --          --          --
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Total Distributions...........................     (7,137)     (4,259)    (44,697)    (41,474)    (10,523)     (6,632)
                                                    ---------   ---------   ---------   ---------   ---------   ---------

Capital Share Transactions (1):
  Shares Issued...................................     42,284      39,452     430,934     671,259      79,939      92,309
  Shares Issued in Lieu of Cash Distributions.....      1,171       1,047      36,040      31,884       8,591       4,746
  Shares Redeemed.................................    (16,205)    (11,448)   (567,252)   (557,394)    (58,396)   (230,633)
                                                    ---------   ---------   ---------   ---------   ---------   ---------

    Net Increase (Decrease) From Capital Shares
      Transactions................................     27,250      29,051    (100,278)    145,749      30,134    (133,578)
                                                    ---------   ---------   ---------   ---------   ---------   ---------

    Total Increase (Decrease).....................     28,611      29,857    (102,284)    149,571      29,991    (126,535)

NET ASSETS
  Beginning of Period.............................    107,944      78,087     854,521     704,950     174,386     300,921
                                                    ---------   ---------   ---------   ---------   ---------   ---------
  End of Period...................................  $ 136,555   $ 107,944   $ 752,237   $ 854,521   $ 204,377   $ 174,386
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................      3,872       3,606      42,250      65,904       7,877       9,105
   Shares Issued in Lieu of Cash Distributions....        108          97       3,541       3,139         857         479
   Shares Redeemed................................     (1,487)     (1,033)    (55,639)    (54,688)     (5,752)    (22,787)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                        2,493       2,670      (9,848)     14,355       2,982     (13,203)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                      THE DFA TWO-YEAR             THE DFA
                                                     GLOBAL FIXED INCOME     GLOBAL FIXED INCOME
                                                          PORTFOLIO               PORTFOLIO
                                                    ---------------------   ---------------------
                                                      YEAR                    YEAR        YEAR
                                                      ENDED      FEB. 9,      ENDED       ENDED
                                                    NOV. 30,     TO NOV.    NOV. 30,    NOV. 30,
                                                      1997      30, 1996      1997        1996
                                                    ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $  24,784   $   6,638   $   9,339   $   7,357
  Capital Gain Distributions Received.............        251          --          --          --
  Net Realized Gain (Loss) on Investment
    Securities....................................       (257)        (24)      1,496       4,823
  Net Realized Gain on Foreign Currency
    Transactions..................................         --          --      10,999       7,527
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (4,154)      9,563      (9,751)     (1,894)
    Translation of Foreign Currency Denominated
      Amounts.....................................         --          --       3,858      (1,417)
                                                    ---------   ---------   ---------   ---------

      Net Increase in Net Assets Resulting from
        Operations................................     20,624      16,177      15,941      16,396
                                                    ---------   ---------   ---------   ---------
Distributions From:
  Net Investment Income...........................    (18,076)     (6,015)    (14,771)     (8,834)
  Net Capital Gains...............................       (251)         --      (1,383)         --
                                                    ---------   ---------   ---------   ---------
      Total Distributions.........................    (18,327)     (6,015)    (16,154)     (8,834)
                                                    ---------   ---------   ---------   ---------

Capital Share Transactions (1):
  Shares Issued...................................    155,724     338,432     106,837      73,085
  Shares Issued in Lieu of Cash Distributions.....      8,378       5,844       8,538       5,176
  Shares Redeemed.................................    (66,837)    (35,095)    (30,856)   (128,217)
                                                    ---------   ---------   ---------   ---------

      Net Increase (Decrease) From Capital Shares
        Transactions..............................     97,265     309,181      84,519     (49,956)
                                                    ---------   ---------   ---------   ---------

      Total Increase (Decrease)...................     99,562     319,343      84,306     (42,394)

NET ASSETS
  Beginning of Period.............................    319,343          --     165,772     208,166
                                                    ---------   ---------   ---------   ---------
  End of Period...................................  $ 418,905   $ 319,343   $ 250,078   $ 165,772
                                                    ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................     15,130      33,694       9,896       7,056
   Shares Issued in Lieu of Cash Distributions....        820         580         956         286
   Shares Redeemed................................     (6,488)     (3,465)     (2,889)    (12,144)
                                                    ---------   ---------   ---------   ---------
                                                        9,462      30,809       7,963      (4,802)
                                                    ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                      -------------------------------------------------------------
                                          YEAR          YEAR         YEAR        YEAR        YEAR
                                         ENDED          ENDED        ENDED       ENDED      ENDED
                                        NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                          1997          1996         1995        1994        1993
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................   $     12.14   $     11.03   $    8.49   $    8.69   $   7.75
                                      ------------   -----------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............          0.03          0.03        0.05        0.01       0.03
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......          3.01          1.85        2.61        0.40       1.67
                                      ------------   -----------   ---------   ---------   --------
    Total From Investment
      Operations....................          3.04          1.88        2.66        0.41       1.70
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............         (0.03)        (0.01)      (0.04)      (0.03)     (0.05)
  Net Realized Gains................         (1.16)        (0.76)      (0.08)      (0.58)     (0.71)
                                      ------------   -----------   ---------   ---------   --------
    Total Distributions.............         (1.19)        (0.77)      (0.12)      (0.61)     (0.76)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $     13.99   $     12.14   $   11.03   $    8.49   $   8.69
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return........................         27.46%        18.05%      31.37%       5.06%     23.91%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $ 1,509,427   $ 1,181,804   $ 925,474   $ 659,221   $630,918
Ratio of Expenses to Average Net
  Assets............................          0.60%         0.61%       0.62%       0.65%      0.70%
Ratio of Net Investment Income to
  Average Net Assets................          0.21%         0.22%       0.45%       0.16%      0.26%
Portfolio Turnover Rate.............         27.81%        23.68%      24.65%      16.56%      9.87%
Average Commission Rate (1).........   $    0.0579   $    0.0604         N/A         N/A        N/A
---------------------------------------------------------------------------------------------------


                                             THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                      ----------------------------------------------------
                                        YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED
                                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        1992       1991       1990       1989       1988
------------------------------------  ----------------------------------------------------
Net Asset Value, Beginning of
  Period............................  $   6.33   $   5.34   $   7.74   $   7.66   $   7.50
                                      --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............      0.04       0.04       0.07       0.07       0.10
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......      1.53       1.64      (1.77)      0.98       1.48
                                      --------   --------   --------   --------   --------
    Total From Investment
      Operations....................      1.57       1.68      (1.70)      1.05       1.58
------------------------------------  ----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............     (0.05)     (0.07)     (0.08)     (0.09)     (0.11)
  Net Realized Gains................     (0.10)     (0.62)     (0.62)     (0.88)     (1.31)
                                      --------   --------   --------   --------   --------
    Total Distributions.............     (0.15)     (0.69)     (0.70)     (0.97)     (1.42)
------------------------------------  ----------------------------------------------------
Net Asset Value, End of Period......  $   7.75   $   6.33   $   5.34   $   7.74   $   7.66
------------------------------------  ----------------------------------------------------
------------------------------------  ----------------------------------------------------
Total Return........................     25.24%     39.08%    (24.09)%    16.09%     24.36%
------------------------------------  ----------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $651,313   $722,289   $561,102   $949,291   $912,518
Ratio of Expenses to Average Net
  Assets............................      0.68%      0.64%      0.62%      0.62%      0.62%
Ratio of Net Investment Income to
  Average Net Assets................      0.53%      0.75%      0.99%      0.86%      1.19%
Portfolio Turnover Rate.............      9.72%     10.13%      3.79%      7.86%     25.98%
Average Commission Rate (1).........       N/A        N/A        N/A        N/A        N/A
------------------------------------  ----------------------------------------------------

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                    --------------------------------------------------------------------------------
                                       YEAR         YEAR          YEAR          YEAR          YEAR         MARCH 20
                                       ENDED       ENDED         ENDED         ENDED         ENDED            TO
                                     NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                       1997         1996          1995          1994          1993           1992
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................      $     14.53   $  12.64      $  11.08      $  11.43      $  10.35      $  10.00
                                    -----------   --------      --------      --------      --------      ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......             0.09       0.11          0.09          0.09          0.08          0.04
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............             3.42       2.20          2.81         (0.07)         1.43          0.31
                                    -----------   --------      --------      --------      --------      ----------
    Total From Investment
      Operations..............             3.51       2.31          2.90          0.02          1.51          0.35
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            (0.12)     (0.02)        (0.14)        (0.09)        (0.11)           --
  Net Realized Gains..........            (1.03)     (0.40)        (1.20)        (0.28)        (0.32)           --
                                    -----------   --------      --------      --------      --------      ----------
    Total Distributions.......            (1.15)     (0.42)        (1.34)        (0.37)        (0.43)           --
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $     16.89   $  14.53      $  12.64      $  11.08      $  11.43      $  10.35
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return..................            26.12%     18.73%        28.75%         0.22%        14.72%         6.70%#
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $   337,992   $234,194      $186,644      $112,137      $136,863      $134,418
Ratio of Expenses to Average
  Net Assets**................             0.45%      0.48%         0.49%         0.53%         0.58%         0.48%*
Ratio of Net Investment Income
  to Average Net Assets.......             0.48%      0.75%         0.83%         0.72%         0.70%         0.96%*
Portfolio Turnover Rate.......              N/A        N/A           N/A           N/A          1.81%*(b)     3.41%*
Average Commission Rate.......              N/A        N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........            30.04%     32.38%        21.16%        27.65%        32.88%*(c)      N/A
Average Commission Rate of
  Master Fund Series (1)......      $    0.0583   $ 0.0586           N/A           N/A           N/A           N/A
--------------------------------------------------------------------------------------------------------------------

                                                                THE U.S. LARGE COMPANY PORTFOLIO
                                    -----------------------------------------------------------------------------------------
                                      YEAR        YEAR        YEAR          YEAR          YEAR          YEAR        DEC. 31,
                                      ENDED       ENDED       ENDED         ENDED         ENDED         ENDED        1990 TO
                                    NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                      1997        1996        1995          1994          1993          1992          1991
------------------------------      -----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................      $   22.73   $   18.12   $  13.58      $  13.91      $  13.12      $  11.44      $  10.00
                                    ---------   ---------   ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......           0.42        0.41       0.35          0.37          0.36          0.36          0.34
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............           5.89        4.52       4.57         (0.22)         0.87          1.69          1.34
                                    ---------   ---------   ---------     ---------     ---------     ---------     ---------
    Total From Investment
      Operations..............           6.31        4.93       4.92          0.15          1.23          2.05          1.68
------------------------------      -----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......          (0.43)      (0.31)     (0.36)        (0.37)        (0.44)        (0.37)        (0.24)
  Net Realized Gains..........          (0.13)      (0.01)     (0.02)        (0.11)           --            --            --
                                    ---------   ---------   ---------     ---------     ---------     ---------     ---------
    Total Distributions.......          (0.56)      (0.32)     (0.38)        (0.48)        (0.44)        (0.37)        (0.24)
------------------------------      -----------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $   28.48   $   22.73   $  18.12      $  13.58      $  13.91      $  13.12      $  11.44
------------------------------      -----------------------------------------------------------------------------------------
------------------------------      -----------------------------------------------------------------------------------------
Total Return..................          28.26%      27.49%     36.54%         1.04%         9.48%        18.23%        16.80%#
------------------------------      -----------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $ 343,537   $ 187,757   $ 97,111      $ 48,638      $ 37,830      $ 34,908      $ 22,279
Ratio of Expenses to Average
  Net Assets**................           0.15%(a)      0.21%(a)     0.24%(a)     0.24%(a)     0.24%(a)     0.11%(a)     0.00%*(a)
Ratio of Net Investment Income
  to Average Net Assets.......           1.66%(a)      2.10%(a)     2.29%(a)     2.75%(a)     2.48%(a)     2.86%(a)     3.42%*(a)
Portfolio Turnover Rate.......            N/A         N/A        N/A           N/A         27.67%*(b)     3.56%         0.97%*
Average Commission Rate.......            N/A         N/A        N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........           4.28%      14.09%      2.38%         8.52%        34.36%*(c)      N/A           N/A
Average Commission Rate of
  Master Fund Series (1)......      $  0.0202   $  0.0212        N/A           N/A           N/A           N/A           N/A
------------------------------      -----------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1993 and subsequent periods.
      (a)  Had certain waivers and reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1997 through 1991 would have been 0.35%, 0.45%, 0.46%, 0.66%, 0.79%, 0.53% and 0.52%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1997 through 1991 would have been 1.46%, 1.85%, 2.23%, 2.64%, 2.28%, 2.44% and 2.90%, respectively.
      (b)  Portfolio turnover calculated for the period December 1, 1992 to February 2, 1993 and December 1, 1992 to February 7,
           1993, respectively (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to
           Exchange transaction.)
      (c)  Master Fund Series turnover calculated for the period February 3 to November 30, 1993 and February 8 to November 3, 1993,
           respectively.
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  THE ENHANCED U.S.
                                    LARGE COMPANY
                                      PORTFOLIO                              THE U.S. 6-10 VALUE PORTFOLIO
                                ----------------------   ---------------------------------------------------------------------
                                  YEAR        JULY 3        YEAR            YEAR           YEAR          YEAR         MARCH 2
                                  ENDED         TO          ENDED           ENDED          ENDED         ENDED          TO
                                NOV. 30,     NOV. 30,     NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                  1997         1996         1997            1996           1995          1994          1993
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $  11.83     $  10.00    $     17.00     $     14.03     $   11.13     $   11.04     $  10.00
                                ---------    ---------   -----------     -----------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.54         0.12           0.07            0.11          0.10          0.14         0.11
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............      2.40         1.71           5.49            2.93          3.06          0.10         1.03
                                ---------    ---------   -----------     -----------     ---------     ---------     ---------
    Total From Investment
      Operations..............      2.94         1.83           5.56            3.04          3.16          0.24         1.14
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.55)          --          (0.11)          (0.02)        (0.10)        (0.15)       (0.10)
  Net Realized Gains..........     (0.61)          --          (0.36)          (0.05)        (0.16)           --           --
                                ---------    ---------   -----------     -----------     ---------     ---------     ---------
    Total Distributions.......     (1.16)          --          (0.47)          (0.07)        (0.26)        (0.15)       (0.10)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  13.61     $  11.83    $     22.09     $     17.00     $   14.03     $   11.13     $  11.04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return..................     27.22%       18.30%#        33.57%          21.70%        28.41%         2.19%       11.39%#
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 47,642     $ 29,236    $ 2,098,654     $ 1,207,298     $ 609,950     $ 344,148     $ 95,682
Ratio of Expenses to Average
  Net Assets**................      0.52%(a)     0.65%*         0.60%           0.61%         0.64%         0.66%        0.70%*
Ratio of Net Investment Income
  to Average Net Assets.......      4.51%(a)     3.44%*         0.37%           0.78%         0.85%         1.69%        1.97%*
Portfolio Turnover Rate.......       N/A          N/A            N/A             N/A           N/A           N/A          N/A
Average Commission Rate.......       N/A          N/A            N/A             N/A           N/A           N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series..........    193.78%      211.07%*        25.47%          14.91%        20.62%         8.22%        1.07%*
Average Commission Rate of
  Master Fund Series (1)......  $ 0.0246     $ 0.0200    $    0.0645     $    0.0658           N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
      (a)  Had certain waivers and reimbursments not been in effect, the ratio of expenses to average net assets for the year ended
           November 30, 1997 would have been 0.54% and the ratio of net investment income to average net assets for the year ended
           November 30, 1997 would have been 4.49%.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE U.S. LARGE CAP VALUE PORTFOLIO
                                               --------------------------------------------------------------
                                                                 YEAR        YEAR        YEAR       FEB. 19
                                               YEAR ENDED       ENDED       ENDED       ENDED          TO
                                                NOV. 30,       NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                                  1997           1996        1995        1994         1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....        $    15.98     $  13.29    $   9.91    $  10.60      $ 10.00
                                               -----------     --------    --------    --------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........              0.29         0.30        0.29        0.32         0.18
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........              3.60         2.62        3.55       (0.68)        0.59
                                               -----------     --------    --------    --------    ----------
    Total From Investment Operations....              3.89         2.92        3.84       (0.36)        0.77
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................             (0.30)       (0.23)      (0.29)      (0.33)       (0.17)
  Net Realized Gain.....................             (0.35)          --       (0.17)         --           --
  Tax Return of Capital.................                --           --          --          --           --
                                               -----------     --------    --------    --------    ----------
    Total Distributions.................             (0.65)       (0.23)      (0.46)      (0.33)       (0.17)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........        $    19.22     $  15.98    $  13.29    $   9.91      $ 10.60
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return............................             25.10%       22.20%      39.13%      (3.27)%       7.59%#
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...        $  840,003     $541,149    $280,915    $197,566      $90,288
Ratio of Expenses to Average Net
  Assets**..............................              0.35%        0.36%       0.42%       0.44%        0.47%*
Ratio of Net Investment Income to
  Average Net Assets....................              1.70%        2.17%       2.49%       3.50%        3.38%*
Portfolio Turnover Rate.................               N/A          N/A         N/A         N/A          N/A
Average Commission Rate (1).............               N/A          N/A         N/A         N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................             17.71%       20.12%      29.41%      39.33%        0.75%*
Average Commission Rate of Master Fund
  Series (1)............................        $   0.0494     $ 0.0499         N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------

                                                            THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                               -------------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         JAN. 5
                                                YEAR ENDED        ENDED        ENDED        ENDED           TO
                                                 NOV. 30,        NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                                                   1997            1996         1995         1994          1993
----------------------------------------       -------------------------------------------------------------------
Net Asset Value, Beginning of Period....          $ 12.65        $ 10.00      $  9.28      $ 10.92        $ 10.00
                                               -------------     --------     --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........             0.88           0.71         0.61         0.37           0.20
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........             2.68           2.08         0.68        (1.65)          0.91
                                               -------------     --------     --------     --------     ----------
    Total From Investment Operations....             3.56           2.79         1.29        (1.28)          1.11
----------------------------------------       -------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................            (0.68)         (0.14)       (0.46)       (0.28)         (0.19)
  Net Realized Gain.....................               --             --           --           --             --
  Tax Return of Capital.................               --             --        (0.11)       (0.08)            --
                                               -------------     --------     --------     --------     ----------
    Total Distributions.................            (0.68)         (0.14)       (0.57)       (0.36)         (0.19)
----------------------------------------       -------------------------------------------------------------------
Net Asset Value, End of Period..........          $ 15.53        $ 12.65      $ 10.00      $  9.28        $ 10.92
----------------------------------------       -------------------------------------------------------------------
----------------------------------------       -------------------------------------------------------------------
Total Return............................            29.13%         28.24%       14.00%      (11.76)%        11.08%#
----------------------------------------       -------------------------------------------------------------------
Net Assets, End of Period (thousands)...          $95,072        $64,390      $43,435      $30,456        $22,106
Ratio of Expenses to Average Net
  Assets**..............................             0.48%          0.71%        0.82%        0.90%          0.88%*
Ratio of Net Investment Income to
  Average Net Assets....................             5.73%          7.08%        6.76%        3.90%          2.63%*
Portfolio Turnover Rate.................            30.73%         11.25%        0.66%       28.87%         0.55%*
Average Commission Rate (1).............          $0.0449        $0.0455          N/A          N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series................................              N/A            N/A          N/A          N/A            N/A
Average Commission Rate of Master Fund
  Series (1)............................              N/A            N/A          N/A          N/A            N/A
----------------------------------------       -------------------------------------------------------------------

        *  Annualized

        #  Non-annualized.

       **  Represents the respective combined ratios for The U.S. Large Cap Value Portfolio and its pro-rata share of its Master
           Fund Series.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                    THE JAPANESE SMALL COMPANY PORTFOLIO
                                   -----------------------------------------------------------------------
                                                      YEAR           YEAR           YEAR           YEAR
                                   YEAR ENDED         ENDED          ENDED          ENDED          ENDED
                                    NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                      1997            1996           1995           1994           1993
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................      $    21.03      $   22.78      $   25.06      $   19.96      $   18.92
                                   -----------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................            0.09           0.07           0.06           0.05           0.04
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized)...............          (10.45)         (1.45)         (1.65)          5.76           1.75
                                   -----------      ---------      ---------      ---------      ---------
    Total From Investment
      Operations..............          (10.36)         (1.38)         (1.59)          5.81           1.79
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......           (0.06)         (0.01)         (0.06)         (0.04)         (0.05)
  Net Realized Gains..........           (1.16)         (0.36)         (0.63)         (0.67)         (0.70)
                                   -----------      ---------      ---------      ---------      ---------
    Total Distributions.......           (1.22)         (0.37)         (0.69)         (0.71)         (0.75)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $     9.45      $   21.03      $   22.78      $   25.06      $   19.96
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Total Return..................          (51.90)%        (6.28)%        (6.54)%        29.59%          9.52%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $  114,017      $ 294,120      $ 371,113      $ 330,674      $ 209,244
Ratio of Expenses to Average
  Net Assets**................            0.73%          0.72%          0.74%          0.76%          0.82%
Ratio of Net Investment Income
  to Average Net Assets.......            0.50%          0.24%          0.25%          0.10%          0.06%
Portfolio Turnover Rate.......             N/A          18.52%*(a)      7.79%         10.51%          9.36%
Average Commission Rate (1)...             N/A      $  0.0458(a)         N/A            N/A            N/A
Portfolio Turnover Rate of
  Master Fund Series..........           13.17%          1.67%*(b)       N/A            N/A            N/A
Average Commission Rate of
  Master Fund Series (1)......      $   0.0282      $  0.0427(b)         N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------


                                                   THE JAPANESE SMALL COMPANY PORTFOLIO
                                   ---------------------------------------------------------------------
                                     YEAR           YEAR           YEAR           YEAR           YEAR
                                     ENDED          ENDED          ENDED          ENDED          ENDED
                                   NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                     1992           1991           1990           1989           1988
------------------------------     ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................     $   25.05      $   26.27      $   38.33      $   31.03      $   24.87
                                   ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................          0.04          (0.01)         (0.03)         (0.09)         (0.05)
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized)...............         (5.69)          0.51         (10.74)          9.09          10.42
                                   ---------      ---------      ---------      ---------      ---------
    Total From Investment
      Operations..............         (5.65)          0.50         (10.77)          9.00          10.37
------------------------------     ---------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            --             --             --             --             --
  Net Realized Gains..........         (0.48)         (1.72)         (1.29)         (1.70)         (4.21)
                                   ---------      ---------      ---------      ---------      ---------
    Total Distributions.......         (0.48)         (1.72)         (1.29)         (1.70)         (4.21)
------------------------------     ---------------------------------------------------------------------
Net Asset Value, End of
  Period......................     $   18.92      $   25.05      $   26.27      $   38.33      $   31.03
------------------------------     ---------------------------------------------------------------------
------------------------------     ---------------------------------------------------------------------
Total Return..................        (23.01)%         1.68%        (29.12)%        30.63%         47.62%
------------------------------     ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $ 139,892      $ 159,475      $ 149,100      $ 168,820      $ 107,863
Ratio of Expenses to Average
  Net Assets**................          0.78%          0.78%          0.83%          0.76%          0.76%
Ratio of Net Investment Income
  to Average Net Assets.......          0.10%         (0.11)%        (0.22)%        (0.34)%        (0.23)%
Portfolio Turnover Rate.......          5.00%          2.71%         10.26%          5.76%          9.14%
Average Commission Rate (1)...           N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of
  Master Fund Series..........           N/A            N/A            N/A            N/A            N/A
Average Commission Rate of
  Master Fund Series (1)......           N/A            N/A            N/A            N/A            N/A
------------------------------     ---------------------------------------------------------------------

        *  Annualized

       **  Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended
           November 30, 1996 and subsequent periods.

      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of
           Transfer transaction).

      (b)  Items calculated for the period August 9 to November 30, 1996.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                            --------------------------------------------------------------------------
                                               YEAR             YEAR            YEAR            YEAR           JAN. 5
                                               ENDED            ENDED           ENDED           ENDED            TO
                                             NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                               1997             1996            1995            1994            1993
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period......   $    16.63       $   14.38       $   15.98       $   16.45       $  10.00
                                            -----------       ---------       ---------       ---------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................         0.32            0.27            0.34            0.23           0.11
  Net Gain (Losses) on Securities
    (Realized and Unrealized).............        (6.22)           2.40           (1.33)           0.47           6.46
                                            -----------       ---------       ---------       ---------       --------
    Total From Investment Operations......        (5.90)           2.67           (0.99)           0.70           6.57
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...................        (0.33)          (0.02)          (0.34)          (0.23)         (0.09)
  Net Realized Gains......................        (0.88)          (0.40)          (0.27)          (0.94)         (0.03)
                                            -----------       ---------       ---------       ---------       --------
    Total Distributions...................        (1.21)          (0.42)          (0.61)          (1.17)         (0.12)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $     9.52       $   16.63       $   14.38       $   15.98       $  16.45
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return..............................       (38.07)%         19.06%          (6.27)%          4.26%         65.71%#
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $  111,320       $ 215,542       $ 193,137       $ 212,953       $164,623
Ratio of Expenses to Average Net
  Assets**................................         0.84%           0.84%           0.83%           0.95%          1.16%*
Ratio of Net Investment Income to Average
  Net Assets..............................         1.95%           1.70%           2.22%           1.47%          1.27%*
Portfolio Turnover Rate...................          N/A            7.05%*(a)       5.95%          26.05%          2.77%*
Average Commission Rate (1)...............          N/A       $  0.0094(a)          N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series..................................        24.00%           8.04%(b)         N/A             N/A            N/A
Average Commission Rate of Master Fund
  Series (1)..............................   $   0.0042       $  0.0102(b)          N/A             N/A            N/A
----------------------------------------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of
           Transfer transaction).

      (b)  Items calculated for the period August 9 to November 30, 1996.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                      ------------------------------------------------------------
                                        YEAR         YEAR          YEAR          YEAR       YEAR
                                       ENDED        ENDED         ENDED         ENDED      ENDED
                                      NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,   NOV. 30,
                                        1997         1996          1995          1994       1993
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................  $  28.47     $  24.09      $  23.20      $  21.22   $  16.38
                                      --------     --------      --------      --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............      0.81         0.72          0.84          0.48       0.45
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......      1.46         5.31          1.12          2.03       5.34
                                      --------     --------      --------      --------   --------
    Total From Investment
      Operations....................      2.27         6.03          1.96          2.51       5.79
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............     (0.73)       (0.06)        (0.76)        (0.53)     (0.95)
  Net Realized Gains................     (1.32)       (1.59)        (0.31)           --         --
                                      --------     --------      --------      --------   --------
    Total Distributions.............     (2.05)       (1.65)        (1.07)        (0.53)     (0.95)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  28.69     $  28.47      $  24.09      $  23.20   $  21.22
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return........................      8.45%       26.76%         8.39%        11.85%     36.42%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $130,891     $166,789      $167,730      $214,113   $181,789
Ratio of Expenses to Average Net
  Assets**..........................      0.70%        0.73%         0.72%         0.74%      0.78%
Ratio of Net Investment Income to
  Average Net Assets................      2.40%        2.49%         2.51%         1.95%      2.22%
Portfolio Turnover Rate.............       N/A         3.72%*(a)     7.82%        10.75%      8.21%
Average Commission Rate (1).........       N/A     $ 0.0103(a)        N/A           N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series.......................      4.26%        4.55%*(b)      N/A           N/A        N/A
Average Commission Rate of Master
  Fund Series (1)...................  $ 0.0073     $ 0.0050(b)        N/A           N/A        N/A
--------------------------------------------------------------------------------------------------


                                           THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                      ----------------------------------------------------
                                        YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED
                                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        1992       1991       1990       1989       1988
------------------------------------  ----------------------------------------------------
Net Asset Value, Beginning of
  Period............................  $  21.37   $  20.41   $  22.55   $  28.29   $  23.41
                                      --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............      0.64       0.69       0.92       0.52       0.61
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......     (4.98)      1.71      (1.34)     (4.75)      5.18
                                      --------   --------   --------   --------   --------
    Total From Investment
      Operations....................     (4.34)      2.40      (0.42)     (4.23)      5.79
------------------------------------  ----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............     (0.65)     (0.90)     (0.75)     (0.54)     (0.28)
  Net Realized Gains................        --      (0.54)     (0.97)     (0.97)     (0.63)
                                      --------   --------   --------   --------   --------
    Total Distributions.............     (0.65)     (1.44)     (1.72)     (1.51)     (0.91)
------------------------------------  ----------------------------------------------------
Net Asset Value, End of Period......  $  16.38   $  21.37   $  20.41   $  22.55   $  28.29
------------------------------------  ----------------------------------------------------
------------------------------------  ----------------------------------------------------
Total Return........................    (20.93)%    12.55%     (2.22)%   (15.40)%    23.66%
------------------------------------  ----------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $121,086   $146,873   $127,137   $119,385   $121,337
Ratio of Expenses to Average Net
  Assets**..........................      0.76%      0.84%      0.83%      0.70%      0.71%
Ratio of Net Investment Income to
  Average Net Assets................      3.19%      3.44%      4.34%      2.24%      2.58%
Portfolio Turnover Rate.............      4.41%      4.50%     10.86%     11.38%     12.55%
Average Commission Rate (1).........       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series.......................       N/A        N/A        N/A        N/A        N/A
Average Commission Rate of Master
  Fund Series (1)...................       N/A        N/A        N/A        N/A        N/A
------------------------------------  ----------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of
           Transfer transaction).

      (b)  Items calculated for the period August 9 to November 30, 1996.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                      -------------------------------------------------------------------
                                         YEAR           YEAR            YEAR          YEAR        YEAR
                                         ENDED          ENDED           ENDED         ENDED       ENDED
                                       NOV. 30,       NOV. 30,        NOV. 30,      NOV. 30,    NOV. 30,
                                         1997           1996            1995          1994        1993
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................   $    15.26     $   14.13       $   14.63     $   12.62   $   11.39
                                      -----------     ---------       ---------     ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)......         0.29          0.30            0.29          0.18        0.23
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......         1.55          1.58           (0.48)         2.10        1.46
                                      -----------     ---------       ---------     ---------   ---------
    Total From Investment
      Operations....................         1.84          1.88           (0.19)         2.28        1.69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............        (0.29)        (0.02)          (0.29)        (0.19)      (0.44)
  Net Realized Gains................        (0.87)        (0.73)          (0.02)        (0.07)      (0.02)
  Tax Return of Capital.............           --            --              --         (0.01)         --
                                      -----------     ---------       ---------     ---------   ---------
    Total Distributions.............        (1.16)        (0.75)          (0.31)        (0.27)      (0.46)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $    15.94     $   15.26       $   14.13     $   14.63   $   12.62
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return........................        13.02%        13.96%          (1.33)%       18.19%      15.27%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $  232,744     $ 299,325       $ 314,116     $ 340,992   $ 266,175
Ratio of Expenses to Average Net
  Assets**..........................         0.72%         0.73%           0.74%         0.77%       0.83%
Ratio of Net Investment Income to
  Average Net Assets................         1.41%         1.81%           1.69%         1.21%       1.61%
Portfolio Turnover Rate.............          N/A          3.67%*(a)       9.79%        10.22%       8.99%
Average Commission Rate (1).........          N/A     $  0.1030(a)          N/A           N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series.......................         3.46%         6.69%*(c)        N/A           N/A         N/A
Average Commission Rate of Master
  Fund Series (1)...................   $   0.0586     $  0.0392(c)          N/A           N/A         N/A
---------------------------------------------------------------------------------------------------------

                                                                                                  THE INTERNATIONAL SMALL
                                             THE CONTINENTAL SMALL COMPANY PORTFOLIO                  COMPANY PORTFOLIO
                                      ------------------------------------------------------      ------------------------
                                        YEAR        YEAR        YEAR      YEAR      APRIL 15        YEAR          OCT. 1,
                                       ENDED       ENDED       ENDED     ENDED         TO           ENDED           TO
                                      NOV. 30,    NOV. 30,    NOV. 30,  NOV. 30,    NOV. 30,      NOV. 30,       NOV. 30,
                                        1992        1991        1990      1989        1988          1997           1996
------------------------------------  ------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................  $  14.18    $  16.24    $  16.15  $  12.02    $ 10.00       $   9.96       $   10.00
                                      --------    --------    --------  --------    --------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)......      0.28        0.27        0.25      0.12       0.17           0.10            0.01
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......     (2.11)      (1.66)       0.31      4.10       1.85          (2.22)          (0.05)
                                      --------    --------    --------  --------    --------      ---------      ---------
    Total From Investment
      Operations....................     (1.83)      (1.39)       0.56      4.22       2.02          (2.12)          (0.04)
------------------------------------  ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............     (0.26)      (0.29)      (0.20)    (0.09)        --          (0.02)             --
  Net Realized Gains................     (0.70)      (0.38)      (0.27)       --         --             --              --
  Tax Return of Capital.............        --          --          --        --         --             --              --
                                      --------    --------    --------  --------    --------      ---------      ---------
    Total Distributions.............     (0.96)      (0.67)      (0.47)    (0.09)        --          (0.02)             --
------------------------------------  ------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  11.39    $  14.18    $  16.24  $  16.15    $ 12.02       $   7.82       $    9.96
------------------------------------  ------------------------------------------------------------------------------------
------------------------------------  ------------------------------------------------------------------------------------
Total Return........................    (13.85)%     (9.11)%      3.50%    35.62%     20.01%#       (21.35)%         (0.40)%#
------------------------------------  ------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $196,845    $214,054    $245,465  $199,065    $78,689       $230,469       $ 104,118
Ratio of Expenses to Average Net
  Assets**..........................      0.90%       0.86%       0.89%     0.82%      1.05%*         0.75%           0.70%*(b)
Ratio of Net Investment Income to
  Average Net Assets................      2.11%       1.68%       1.63%     1.41%      3.27%*         1.46%           0.54%*(b)
Portfolio Turnover Rate.............      6.35%       7.69%       6.24%     5.70%      0.26%*          N/A***          N/A***
Average Commission Rate (1).........       N/A         N/A         N/A       N/A        N/A            N/A***          N/A***
Portfolio Turnover Rate of Master
  Fund Series.......................       N/A         N/A         N/A       N/A        N/A            N/A             N/A
Average Commission Rate of Master
  Fund Series (1)...................       N/A         N/A         N/A       N/A        N/A            N/A             N/A
------------------------------------  ------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata shares of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.
      ***  Refer to the respective Master Fund Series.
      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996 (through date of
           Transfer transaction).
      (b)  Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1996 would have been 0.79%, respectively, and the ratio of net investment income to average net assets for the period ended November 30, 1996 would have been 0.45%, respectively.
      (c)  Items calculated for the period August 9 to November 30, 1996.
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                                         -------------------------------------------------------------------------
                                         YEAR ENDED    YEAR ENDED    YEAR ENDED       YEAR ENDED       JUNE 10 TO
                                          NOV. 30,      NOV. 30,      NOV. 30,         NOV. 30,         NOV. 30,
                                            1997          1996          1995             1994             1993
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       $    13.76    $    12.02    $    11.44       $     9.92       $  10.00
                                         -----------   -----------   -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....             0.22          0.22          0.19             0.14           0.06
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......            (0.77)         1.53          0.60             1.52          (0.11)
                                         -----------   -----------   -----------      -----------      -----------
    Total From Investment
      Operations...................            (0.55)         1.75          0.79             1.66          (0.05)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............            (0.23)        (0.01)        (0.19)           (0.14)         (0.03)
  Net Realized Gains...............            (0.14)           --         (0.02)              --             --
                                         -----------   -----------   -----------      -----------      -----------
    Total Distributions............            (0.37)        (0.01)        (0.21)           (0.14)         (0.03)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       $    12.84    $    13.76    $    12.02       $    11.44       $   9.92
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return.......................            (4.04)%       14.61%         6.95%           16.71%         (0.50)%#
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................       $  275,057    $  257,371    $  172,017       $  112,952       $ 63,235
Ratio of Expenses to Average Net
  Assets**.........................             0.50%         0.54%         0.68%            0.69%(a)       0.65%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............             1.72%         1.88%         1.85%            1.39%(a)       1.40%*(a)
Portfolio Turnover Rate............              N/A           N/A           N/A             0.15%*(b)      0.41%*
Average Commission Rate............              N/A           N/A           N/A              N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................            22.55%        12.23%         9.75%            1.90%*(c)       N/A
Average Commission Rate of Master
  Fund Series (1)..................       $   0.0068    $   0.0112           N/A              N/A            N/A
------------------------------------------------------------------------------------------------------------------

                                                         THE EMERGING MARKETS PORTFOLIO
                                         --------------------------------------------------------------
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       APRIL 25 TO
                                          NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                            1997             1996             1995             1994
-----------------------------------      --------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       $    11.71       $    10.35       $  11.30         $  10.00
                                         -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....             0.12             0.09           0.06            (0.02)
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......            (2.13)            1.27          (0.96)            1.32
                                         -----------      -----------      -----------      -----------
    Total From Investment
      Operations...................            (2.01)            1.36          (0.90)            1.30
-----------------------------------      --------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............            (0.09)              --          (0.05)              --
  Net Realized Gains...............               --               --             --               --
                                         -----------      -----------      -----------      -----------
    Total Distributions............            (0.09)              --          (0.05)              --
-----------------------------------      --------------------------------------------------------------
Net Asset Value, End of Period.....       $     9.61       $    11.71       $  10.35         $  11.30
-----------------------------------      --------------------------------------------------------------
-----------------------------------      --------------------------------------------------------------
Total Return.......................           (17.27)%          13.18%         (7.96)%          13.00%#
-----------------------------------      --------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................       $  212,048       $  162,025       $ 49,337         $ 15,731
Ratio of Expenses to Average Net
  Assets**.........................             0.99%            1.15%          1.58%            2.43%*
Ratio of Net Investment Income to
  Average Net Assets...............             1.19%            1.14%          0.98%           (0.44)%*
Portfolio Turnover Rate............              N/A              N/A            N/A              N/A
Average Commission Rate............              N/A              N/A            N/A              N/A
Portfolio Turnover Rate of Master
  Fund Series......................             0.54%            0.37%          8.17%            1.28%*
Average Commission Rate of Master
  Fund Series (1)..................       $   0.0010       $   0.0010            N/A              N/A
-----------------------------------      --------------------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1994 and subsequent periods.

      (a)  Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1994 and 1993 would have been 0.73% and 0.82%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1994 and 1993 would have been 1.38% and 1.23%, respectively.

      (b)  Portfolio turnover calculated for the period December 1, 1993 to February 15, 1994 (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction).

      (c)  Master Fund Series turnover calculated for the period February 16 to November 30, 1994.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE LARGE CAP INTERNATIONAL PORTFOLIO
                                -----------------------------------------------------------------------------------------------
                                                                                                                     JULY 15,
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED        TO
                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                   1997          1996          1995          1994          1993          1992          1991
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................   $  14.18      $  12.60      $  11.91      $  11.26      $   9.63      $  10.64      $  10.00
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.23          0.21          0.15          0.09          0.15          0.11          0.06
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.15          1.39          0.95          1.11          1.72         (1.04)         0.58
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment
      Operations                     0.38          1.60          1.10          1.20          1.87         (0.93)         0.64
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.21)        (0.02)        (0.18)        (0.09)        (0.24)        (0.07)           --
  Net Realized Gains..........      (0.08)           --         (0.23)        (0.46)           --         (0.01)           --
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions.......      (0.29)        (0.02)        (0.41)        (0.55)        (0.24)        (0.08)           --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $  14.27      $  14.18      $  12.60      $  11.91      $  11.26      $   9.63      $  10.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return..................       2.80%        12.68%         9.37%        10.74%        19.55%        (9.00)%        2.88%#
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 87,223      $ 79,322      $ 67,940      $ 55,635      $ 78,472      $ 26,041      $  4,360
Ratio of Expenses to Average
  Net Assets..................       0.47%         0.58%         0.57%         0.66%         0.55%(a)      0.50%(a)      0.50%*(a)
Ratio of Net Investment Income
  to Average Net Assets.......       1.69%         1.57%         1.84%         1.18%         1.94%(a)      1.75%(a)      1.96%*(a)
Portfolio Turnover Rate.......       2.31%        17.65%        24.44%        33.15%         0.28%         0.20%         2.38%*
Average Commission Rate (1)...   $ 0.0169      $ 0.0160           N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------

                                  THE DFA INTERNATIONAL SMALL CAP VALUE
                                                PORTFOLIO
                                ------------------------------------------
                                    YEAR
                                   ENDED        YEAR ENDED      DEC. 30,
                                  NOV. 30,       NOV. 30,     1994 TO NOV.
                                    1997           1996         30, 1995
------------------------------  ------------------------------------------
Net Asset Value, Beginning of
  Period......................    $    10.45     $     9.68     $    10.00
                                ------------   ------------   ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.12           0.11           0.05
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............         (2.19)          0.66          (0.32)
                                ------------   ------------   ------------
    Total From Investment
      Operations                       (2.07)          0.77          (0.27)
------------------------------  ------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.13)            --          (0.04)
  Net Realized Gains..........         (0.30)            --          (0.01)
                                ------------   ------------   ------------
    Total Distributions.......         (0.43)            --          (0.05)
------------------------------  ------------------------------------------
Net Asset Value, End of
  Period......................    $     7.95     $    10.45     $     9.68
------------------------------  ------------------------------------------
------------------------------  ------------------------------------------
Total Return..................        (20.60)%         8.01%         (2.73)%#
------------------------------  ------------------------------------------
Net Assets, End of Period
  (thousands).................    $  431,257     $  375,488     $  147,125
Ratio of Expenses to Average
  Net Assets..................          0.90%          0.99%          1.23%*
Ratio of Net Investment Income
  to Average Net Assets.......          1.47%          1.38%          1.43%*
Portfolio Turnover Rate.......         13.63%         14.52%          1.62%*
Average Commission Rate (1)...    $   0.0056     $   0.0092            N/A
------------------------------  ------------------------------------------

        *  Annualized

        #  Non-annualized

      (a)  Had certain fees and expenses not been waived or reimbursed, the ratios of expenses to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 0.66%, 1.35% and 2.31%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 1.83%,
           0.90% and 0.15%, respectively.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                        YEAR        YEAR      YEAR        YEAR        YEAR        YEAR        YEAR      OCT. 22
                                       ENDED       ENDED      ENDED       ENDED       ENDED       ENDED       ENDED        TO
                                      NOV. 30,    NOV. 30,  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        1997        1996      1995        1994        1993        1992        1991        1990
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $    11.22   $  11.24  $  10.22    $  11.59    $  11.20    $  11.02    $  10.27    $ 10.00
                                     ----------   --------  ---------   ---------   ---------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.66       0.65      0.70        0.69        0.55        0.76        0.84       0.09
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......        0.06      (0.13)     1.11       (1.22)       0.66        0.26        0.63       0.18
                                     ----------   --------  ---------   ---------   ---------   ---------   ---------   --------
    Total From Investment
      Operations...................        0.72       0.52      1.81       (0.53)       1.21        1.02        1.47       0.27
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.66)     (0.50)    (0.70)      (0.68)      (0.73)      (0.78)      (0.72)        --
  Net Realized Gains...............          --      (0.04)    (0.09)      (0.16)      (0.09)      (0.06)         --         --
                                     ----------   --------  ---------   ---------   ---------   ---------   ---------   --------
    Total Distributions............       (0.66)     (0.54)    (0.79)      (0.84)      (0.82)      (0.84)      (0.72)        --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    11.28   $  11.22  $  11.24    $  10.22    $  11.59    $  11.20    $  11.02    $ 10.27
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................        6.75%      4.98%    18.04%      (4.72)%     12.84%       9.70%      14.94%      2.63%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $  136,555   $107,944  $ 78,087    $ 60,827    $ 53,051    $ 40,160    $ 29,393    $25,567
Ratio of Expenses to Average Net
  Assets...........................        0.25%      0.26%     0.27%       0.29%       0.32%       0.29%       0.28%      0.23%*
Ratio of Net Investment Income to
  Average Net Assets...............        6.20%      6.22%     6.44%       6.45%       6.41%       7.05%       7.86%      8.73%*
Portfolio Turnover Rate............       24.06%     30.84%    40.79%      27.15%      16.91%      17.91%      19.72%      0.00%*
--------------------------------------------------------------------------------------------------------------------------------

(Restated to reflect 900% stock dividend as of January 2, 1996)

        *  Annualized

        #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                        -----------------------------------------------------------
                                           YEAR         YEAR        YEAR        YEAR        YEAR
                                           ENDED        ENDED       ENDED       ENDED       ENDED
                                         NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                           1997         1996        1995        1994        1993
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................     $    10.24   $   10.21   $   10.05   $   10.28   $   10.35
                                        -----------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............           0.59        0.56        0.60        0.46        0.35
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......          (0.01)       0.03        0.17       (0.21)       0.11
                                        -----------   ---------   ---------   ---------   ---------
    Total From Investment
      Operations....................           0.58        0.59        0.77        0.25        0.46
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............          (0.59)      (0.56)      (0.60)      (0.46)      (0.38)
  Net Realized Gains................             --          --       (0.01)      (0.02)      (0.15)
                                        -----------   ---------   ---------   ---------   ---------
    Total Distributions.............          (0.59)      (0.56)      (0.61)      (0.48)      (0.53)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......     $    10.23   $   10.24   $   10.21   $   10.05   $   10.28
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return........................           5.84%       5.94%       7.80%       2.48%       4.62%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................     $  752,237   $ 854,521   $ 704,950   $ 592,226   $ 608,400
Ratio of Expenses to Average Net
  Assets**..........................           0.22%       0.21%       0.20%       0.21%       0.21%
Ratio of Net Investment Income to
  Average Net Assets................           5.79%       5.39%       5.86%       4.47%       3.38%
Portfolio Turnover Rate.............            N/A         N/A         N/A         N/A       61.95%(a)
Portfolio Turnover Rate of Master
  Fund Series.......................          82.84%      95.84%      81.31%     140.82%     111.67%*(b)
---------------------------------------------------------------------------------------------------


                                               THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        1992        1991        1990        1989        1988
------------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period............................  $   10.33   $   10.19   $   10.16   $   10.12   $   10.12
                                      ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............       0.43        0.68        0.83        0.82        0.78
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......       0.06        0.16        0.04        0.03       (0.04)
                                      ---------   ---------   ---------   ---------   ---------
    Total From Investment
      Operations....................       0.49        0.84        0.87        0.85        0.74
------------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............      (0.44)      (0.70)      (0.84)      (0.81)      (0.74)
  Net Realized Gains................      (0.03)         --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------
    Total Distributions.............      (0.47)      (0.70)      (0.84)      (0.81)      (0.74)
------------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period......  $   10.35   $   10.33   $   10.19   $   10.16   $   10.12
------------------------------------  ---------------------------------------------------------
------------------------------------  ---------------------------------------------------------
Total Return........................       5.64%       8.61%       8.88%       9.53%       7.61%
------------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $ 561,879   $ 469,276   $ 412,907   $ 360,146   $ 341,551
Ratio of Expenses to Average Net
  Assets**..........................       0.21%       0.21%       0.21%       0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets................       4.81%       6.75%       8.27%       8.77%       7.70%
Portfolio Turnover Rate.............     125.56%      82.26%      96.30%       0.00%      80.74%
Portfolio Turnover Rate of Master
  Fund Series.......................        N/A         N/A         N/A         N/A         N/A
------------------------------------  ---------------------------------------------------------

(Restated to reflect 900% stock dividend as of January 2, 1996)

       **  Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the period ended
           November 30, 1993 and subsequent years.

      (a)  Portfolio turnover calculated for period December 1, 1992 to February 7, 1993 (through date of Exchange transaction).

      (b)  Master Fund Series turnover calculated for the period February 8 to November 30, 1993.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO (1)
                                      ----------------------------------------------------------------
                                         YEAR         YEAR      YEAR      YEAR        YEAR      YEAR
                                         ENDED       ENDED     ENDED     ENDED       ENDED     ENDED
                                       NOV. 30,     NOV. 30,  NOV. 30,  NOV. 30,    NOV. 30,  NOV. 30,
                                         1997         1996      1995      1994        1993      1992
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................   $    10.42   $  10.05  $   9.75  $  10.55    $  10.88  $ 11.25
                                      -----------   --------  --------  --------    --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............         0.59       0.65      0.59      0.48        0.47     0.57
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......        (0.06)      0.09      0.30     (0.80)       0.49     0.31
                                      -----------   --------  --------  --------    --------  --------
    Total From Investment
      Operations....................         0.53       0.74      0.89     (0.32)       0.96     0.88
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............        (0.59)     (0.37)    (0.59)    (0.48)      (0.73)   (0.76)
  Net Realized Gains................           --         --        --        --       (0.56)   (0.49)
                                      -----------   --------  --------  --------    --------  --------
    Total Distributions.............        (0.59)     (0.37)    (0.59)    (0.48)      (1.29)   (1.25)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $    10.36   $  10.42  $  10.05  $   9.75    $  10.55  $ 10.88
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return........................         5.39%      7.51%     9.35%    (3.13)%      9.46%    8.59%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $  204,377   $174,386  $300,921  $235,554    $164,504  $83,543
Ratio of Expenses to Average Net
  Assets **.........................         0.29%      0.30%     0.28%     0.31%       0.31%    0.31%
Ratio of Net Investment Income to
  Average Net Assets................         5.95%      5.63%     6.14%     5.08%       4.75%    5.82%
Portfolio Turnover Rate.............        27.78%    211.97%   398.09%    52.39%     152.10%  218.60%
Portfolio Turnover Rate of Master
  Fund Series.......................          N/A        N/A       N/A       N/A         N/A      N/A
------------------------------------------------------------------------------------------------------

                                                                                   THE DFA TWO-YEAR
                                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO      GLOBAL FIXED INCOME
                                                       (1)                            PORTFOLIO
                                    -----------------------------------------   ----------------------
                                      YEAR       YEAR       YEAR       YEAR        YEAR        FEB. 9
                                     ENDED      ENDED      ENDED      ENDED        ENDED         TO
                                    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,     NOV. 30,
                                      1991       1990       1989       1988        1997         1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................$ 10.64    $ 10.46    $ 10.42     $10.33     $    10.37   $  10.00
                                    --------   --------   --------   --------   -----------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............   0.81       0.76       0.85       0.62           0.69       0.24
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......   0.54       0.20       0.05       0.09          (0.12)      0.35
                                    --------   --------   --------   --------   -----------   --------
    Total From Investment
      Operations....................   1.35       0.96       0.90       0.71           0.57       0.59
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.............  (0.74)     (0.78)     (0.86)     (0.58)         (0.53)     (0.22)
  Net Realized Gains................     --         --         --      (0.04)         (0.01)        --
                                    --------   --------   --------   --------   -----------   --------
    Total Distributions.............  (0.74)     (0.78)     (0.86)     (0.62)         (0.54)     (0.22)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......$ 11.25    $ 10.64    $ 10.46     $10.42     $    10.40   $  10.37
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return........................  13.44%      9.72%      9.33%      7.13%          5.66%      6.01%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................$56,971    $52,260    $53,039     $4,863     $  418,905   $319,343
Ratio of Expenses to Average Net
  Assets **.........................   0.30%      0.30%      0.30%      0.28%          0.34%      0.33%*
Ratio of Net Investment Income to
  Average Net Assets................   7.16%      7.91%      8.49%      7.97%          6.70%      3.10%*
Portfolio Turnover Rate............. 223.18%    165.50%    312.59%    253.31%           N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series.......................    N/A        N/A        N/A        N/A         119.27%     87.07%*
------------------------------------------------------------------------------------------------------

(1) Restated to reflect a 900% stock
   dividend as of January 2, 1996.

  * Annualized

  # Non-annualized

 ** Represents the combined ratio for The
   DFA Two-Year Global Fixed Income
   Portfolio and its pro-rata share of its
   Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE DFA GLOBAL FIXED INCOME PORTFOLIO
                                    -------------------------------------------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       YEAR      NOV. 6
                                      ENDED        ENDED       ENDED       ENDED       ENDED      ENDED      ENDED        TO
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                       1997        1996        1995        1994        1993        1992       1991       1990
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $    11.04   $   10.51   $    9.81   $   10.56   $   10.36   $ 10.47    $ 10.02     $10.00
                                    ----------   ---------   ---------   ---------   ---------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....        0.48        0.50        0.39        0.35        0.40      0.54       0.66       0.04
  Net Gain (Losses) on Securities
    (Realized and Unrealized).....        0.33        0.61        1.08       (0.65)       0.73      0.26       0.26      (0.02)
                                    ----------   ---------   ---------   ---------   ---------   --------   --------   --------
    Total From Investment
      Operations..................        0.81        1.11        1.47       (0.30)       1.13      0.80       0.92       0.02
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........       (0.88)      (0.58)      (0.77)      (0.44)      (0.45)    (0.64)     (0.47)        --
  Net Realized Gains..............       (0.09)         --          --       (0.01)      (0.48)    (0.27)        --         --
                                    ----------   ---------   ---------   ---------   ---------   --------   --------   --------
    Total Distributions...........       (0.97)      (0.58)      (0.77)      (0.45)      (0.93)    (0.91)     (0.47)        --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $    10.88   $   11.04   $   10.51   $    9.81   $   10.56   $ 10.36    $ 10.47     $10.02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return......................        7.87%      11.13%      15.23%      (2.91)%     11.42%     8.00%     11.00%      0.22%#
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................  $  250,078   $ 165,772   $ 208,166   $ 135,529   $ 101,528   $54,607    $31,647     $8,474
Ratio of Expenses to Average Net
  Assets..........................        0.42%       0.46%       0.46%       0.49%       0.52%     0.58%      0.67%      0.51%*
Ratio of Net Investment Income to
  Average Net Assets..............        4.50%       4.88%       5.80%       5.75%       5.09%     5.52%      6.74%      6.92%*
Portfolio Turnover Rate...........       95.12%      97.78%     130.41%     113.55%     139.57%   210.39%    194.25%      0.00%*
-------------------------------------------------------------------------------------------------------------------------------

(Restated to reflect a 900% stock dividend as of January 2, 1996)

*  Annualized

#  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-one of the Fund's twenty-eight portfolios (the "Portfolios") are included in this report. Of the remaining seven portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and the remaining portfolio has not yet commenced operations.

    On June 1, 1996, pursuant to an amendment to the organization document of the U.S. Large Company Series ("the Series") which resulted in the reorganization of the Series from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes, the U.S. Large Company Portfolio ("this Portfolio") redeemed its shares invested in the Series in exchange for the assets of the Series valued at $130,671,442. These assets were immediately contributed to the Series from this Portfolio, along with a nominal contribution from the Advisor, to create the partnership in exchange for an interest in the Series. At the time of this event, this Portfolio had $37,143,056 of unrealized appreciation on its investment in the Series. Immediately following the reorganization, this Portfolio owned 99.9% of the Series. This transaction was treated as a tax-free event to the shareholders of this Portfolio based on rulings obtained from the Internal Revenue Service. Subsequent to the reorganization, an unrelated investment company became a partner of the Series and reduced this Portfolio's percentage of ownership to 36.6%.

    On August 9, 1996, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio each transferred their investable assets in exchange for assets of a corresponding series of The DFA Investment Trust Company (the "Transfer"). At the same time, the Advisor also made a nominal contribution to each series. Each corresponding series (The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series) is taxed as a partnership for federal income tax purposes. The Transfer is not expected to have any adverse tax effects on the Portfolios. In the opinion of counsel to the Fund, the Transfer was a tax-free event and therefore resulted in no recognition of taxable gain (loss) for each Portfolio.

    Effective August 1, 1997, The U.S. Small Cap Value Portfolio changed its name to The U.S. 6-10 Value Portfolio.

    The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                   PERCENTAGE
                                                                                                                    OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                CORRESPONDING SERIES (MASTER FUNDS)                       AT 11/30/97
-------------------------------------------------------  -------------------------------------------------------  -------------
The U.S. 6-10 Small Company Portfolio                    The U.S. 6-10 Small Company Series                               78%

The U.S. Large Company Portfolio                         The U.S. Large Company Series                                    42%

The Enhanced U.S. Large Company Portfolio                The Enhanced U.S. Large Company Series                          100%

The U.S. 6-10 Value Portfolio                            The U.S. 6-10 Value Series                                       94%

The U.S. Large Cap Value Portfolio                       The U.S. Large Cap Value Series                                  56%

The Japanese Small Company Portfolio                     The Japanese Small Company Series                                66%

The Pacific Rim Small Company Portfolio                  The Pacific Rim Small Company Series                             76%

The United Kingdom Small Company Portfolio               The United Kingdom Small Company Series                          76%

The Continental Small Company Portfolio                  The Continental Small Company Series                             73%

                                                                                                                   PERCENTAGE
                                                                                                                    OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                CORRESPONDING SERIES (MASTER FUNDS)                       AT 11/30/97
-------------------------------------------------------  -------------------------------------------------------  -------------
The International Small Company Portfolio                The Japanese Small Company Series                                34%
                                                         The Pacific Rim Small Company Series                             24%
                                                         The United Kingdom Small Company Series                          24%
                                                         The Continental Small Company Series                             27%

The RWB/DFA International High Book to Market Portfolio  The DFA International Value Series                               17%

The Emerging Markets Portfolio                           The Emerging Markets Series                                      96%

The DFA One-Year Fixed Income Portfolio                  The DFA One-Year Fixed Income Series                             96%

The DFA Two-Year Global Fixed Income Portfolio           The DFA Two-Year Global Fixed Income Series                     100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    On December 20, 1995, the Board of Directors of DFA Investment Dimensions Group, Inc. approved a 900% stock dividend under Maryland Corporate Law, which is treated as a 10 for 1 stock split for financial reporting purposes for The DFA One-Year Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio. The record date of the stock dividend was January 1, 1996. The ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of these portfolios. Additionally, on this date, the Board approved an amendment to increase the authorized number of shares of each of these portfolios to 100,000,000. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by The U.S. 9-10 Small Company
Portfolio and The DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by The DFA Intermediate Government Fixed Income Portfolio, The DFA Five-Year Government Portfolio and The DFA Global Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio and The Emerging Markets Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2.  FOREIGN CURRENCY:   Securities, other assets and liabilities of the
International Equity Portfolios and The DFA Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   It is each Portfolio's intention to qualify as a
regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio and The Emerging Markets Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 1997, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. 9-10 Small Company Portfolio.....................   .50 of 1%
The DFA Real Estate Securities Portfolio..................   .30 of 1%         (a)
The Large Cap International Portfolio.....................   .25 of 1%
The DFA International Small Cap Value Portfolio...........   .65 of 1%
The DFA Intermediate Government Fixed Income Portfolio....   .15 of 1%
The DFA Five-Year Government Portfolio....................   .20 of 1%
The DFA Global Fixed Income Portfolio.....................   .25 of 1%

(a) Effective December 11, 1996, the sub-advisory agreement between The DFA/AEW Real Estate Securities Portfolio and Aldrich, Eastman & Waltch L.P. terminated. Effective December 20, 1996, the advisory fee for The DFA/ AEW Real Estate Securities Portfolio was reduced from .325% to .30% and the name of the portfolio was changed to The DFA Real Estate Securities Portfolio.

    For the year ended November 30, 1997, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. 6-10 Small Company Portfolio.....................   .32 of 1%
The U.S. Large Company Portfolio..........................  .215 of 1%
The Enhanced U.S. Large Company Portfolio.................   .15 of 1%
The U.S. 6-10 Value Portfolio.............................   .30 of 1%
The U.S. Large Cap Value Portfolio........................   .15 of 1%
The Japanese Small Company Portfolio......................   .40 of 1%         (b)
The Pacific Rim Small Company Portfolio...................   .40 of 1%         (b)
The United Kingdom Small Company Portfolio................   .40 of 1%         (b)
The Continental Small Company Portfolio...................   .40 of 1%         (b)
The International Small Company Portfolio.................   .40 of 1%
The RWB/DFA International High Book to Market Portfolio...   .01 of 1%         (c)
The Emerging Markets Portfolio............................   .40 of 1%
The DFA One-Year Fixed Income Portfolio...................   .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio............   .10 of 1%

(b) For the period December 1, 1995 to August 8, 1996, the advisory fee was computed daily and paid monthly to the Advisor at an effective annual ratio of
 .50 of 1%. The administrative fee rate of .40 of 1% became effective on August 9, 1996 in connection with the Transfer.

(c) For the period December 1, 1995 to February 7, 1996, the administrative fee was computed daily and paid monthly to the Advisor at an effective annual rate of .20 of 1% of the first $40 million of average net assets. The rate of .01 of 1% became effective on February 8, 1996.

    Effective February 8, 1996 pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services, ("RWBAS"), The RWB/DFA International High Book to Market Portfolio pays to RWBAS a fee at the effective annual rate of .13% of the average net assets of the portfolio. Prior to that time the effective annual rate was .20% of the average net assets of the Portfolio in excess of $40 million.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At November 30, 1997, approximately $535,000 of previously waived fees are subject to future reimbursement to the Advisor.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.

    The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At November 30, 1997, approximately $6,000 of previously waived fees are subject to future reimbursement to the Advisor.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Portfolios made the following purchases and sales of investment securities:

                                                               U.S. GOVERNMENT        OTHER INVESTMENT
                                                                  SECURITIES             SECURITIES
                                                            ----------------------  --------------------
                                                             PURCHASES     SALES    PURCHASES    SALES
                                                            -----------  ---------  ---------  ---------
                                                               (000)       (000)      (000)      (000)
The U.S. 9-10 Small Company Portfolio.....................          --          --  $ 357,210  $ 357,813
The DFA Real Estate Securities Portfolio..................          --          --     41,353     27,790
The Large Cap International Portfolio.....................          --          --      6,168      1,894
The DFA International Small Cap Value Portfolio...........          --          --    221,905     55,964
The DFA Intermediate Government Fixed Income Portfolio....   $  30,361   $  20,362     26,287      8,270
The DFA Five-Year Government Portfolio....................      50,416      63,515         --         --
The DFA Global Fixed Income Portfolio.....................       5,002      13,478    245,352    172,389

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ---------
                                                                 (000)           (000)         (000)
The U.S. 9-10 Small Company Portfolio......................    $  537,368      $ (161,652)   $ 375,716
The U.S. 6-10 Small Company Portfolio......................       101,198              --      101,198
The U.S. Large Company Portfolio...........................       120,305          (1,698)     118,607
The Enhanced U.S. Large Company Portfolio..................         6,555              --        6,555
The U.S. 6-10 Value Portfolio..............................       700,371              --      700,371
The U.S. Large Cap Value Portfolio.........................       233,368              --      233,368
The DFA Real Estate Securities Portfolio...................        19,649          (1,099)      18,550
The Japanese Small Company Portfolio.......................        24,224        (195,656)    (171,432)
The Pacific Rim Small Company Portfolio....................        48,962        (100,406)     (51,444)
The United Kingdom Small Company Portfolio.................        62,525         (34,987)      27,538
The Continental Small Company Portfolio....................        97,733         (52,925)      44,808
The International Small Company Portfolio..................         8,131         (68,233)     (60,102)
The RWB/DFA International High Book to Market Portfolio....        15,868              --       15,868
The Emerging Markets Portfolio.............................        48,916        (105,491)     (56,575)
The Large Cap International Portfolio......................        29,141          (7,857)      21,284
The DFA International Small Cap Value Portfolio............        44,107        (180,388)    (136,281)
The DFA Intermediate Government Fixed Income Portfolio.....         3,418             (41)       3,377
The DFA One-Year Fixed Income Portfolio....................         3,007              --        3,007
The DFA Five-Year Government Portfolio.....................            24            (114)         (90)
The DFA Two-Year Global Fixed Income Portfolio.............         5,409              --        5,409
The DFA Global Fixed Income Portfolio......................           612          (6,906)      (6,294)

    At November 30, 1997, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                                          EXPIRES ON NOVEMBER 30
                                                                ------------------------------------------
                                                                          (AMOUNTS IN THOUSANDS)
                                                                  2002       2003       2004       2005       TOTAL
                                                                ---------  ---------  ---------  ---------  ---------
The DFA Real Estate Securities Portfolio......................  $     551         --  $     381         --  $     932
The Japanese Small Company Portfolio..........................         --         --         --  $   1,532      1,532
The International Small Company Portfolio.....................         --         --         74        807        881
The Large Cap International Portfolio.........................         --         --         --         74         74
The DFA Five-Year Government Portfolio........................         --  $   8,130        887         --      9,017
The DFA Two-Year Global Fixed Income Portfolio................         --         --         --         83         83

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                                         AT NOVEMBER 30, 1997 NET ASSETS CONSIST OF:
                            -----------------------------------------------------------------------------------------------------
                                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                                                  UNREALIZED
                                            UNDISTRIBUTED                   UNDISTRIBUTED        APPRECIATION
                                                NET                          NET REALIZED     (DEPRECIATION) OF      UNREALIZED
                                             INVESTMENT    UNDISTRIBUTED       FOREIGN            INVESTMENT         NET FOREIGN
                               PAID-IN         INCOME       NET REALIZED       EXCHANGE         SECURITIES AND        EXCHANGE
                               CAPITAL         (LOSS)       GAIN (LOSS)      GAIN (LOSS)       FOREIGN CURRENCY      GAIN (LOSS)
                            -------------   ------------   --------------   --------------   --------------------   -------------
The U.S. 9-10 Small
 Company Portfolio........  $     927,774        $7,217    $     197,767               --          $     376,669              --
The U.S. 6-10 Small
 Company Portfolio........        210,431         1,111           23,538               --                102,912              --
The U.S. Large Company
 Portfolio................        222,720         1,023             (211)              --                120,005              --
The Enhanced U.S. Large
 Company Portfolio........         38,962           371            1,754               --                  6,555              --
The U.S. 6-10 Value
 Portfolio................      1,349,515         4,873           41,233               --                703,033              --
The U.S. Large Cap Value
 Portfolio................        579,760         2,882           22,141               --                235,220              --
The DFA Real Estate
 Securities Portfolio.....         75,244         4,031             (932)              --                 16,729              --
The Japanese Small Company
 Portfolio................        285,196         1,199           (3,967)   $          62               (168,443)   $        (30)
The Pacific Rim Small
 Company Portfolio........        153,957         2,918            6,261             (370)               (51,444)             (2)
The United Kingdom Small
 Company Portfolio........         82,279         3,693           17,257              117                 27,538               7
The Continental Small
 Company Portfolio........        167,472         4,799           16,241             (405)                44,808            (171)
The International Small
 Company Portfolio........        289,007         2,638             (888)            (109)               (60,102)            (77)
The RWB/DFA International
 High Book to Market
 Portfolio................        250,165         4,361            3,430               --                 17,101              --
The Emerging Markets
 Portfolio................        263,407         2,494               24              698                (54,563)            (12)
The Large Cap
 International
 Portfolio................         64,666         1,348             (660)             (12)                21,887              (6)
The DFA International
 Small Cap Value
 Portfolio................        546,592         5,679           15,319              (18)              (136,281)            (34)
The DFA Intermediate
 Government Fixed Income
 Portfolio................        130,580         2,022              576               --                  3,377              --
The DFA One-Year Fixed
 Income Portfolio.........        748,928           (82)          (3,836)              --                  7,227              --
The DFA Five-Year
 Government Portfolio.....        207,641         5,841           (9,015)              --                    (90)             --
The DFA Two-Year Global
 Fixed Income Portfolio...        406,446         7,331             (281)              --                  5,409              --
The DFA Global Fixed
 Income Portfolio.........        237,724         1,500            1,483           10,999                 (6,294)          4,666


                                              NUMBER OF
                              TOTAL NET        SHARES
                               ASSETS        AUTHORIZED
                            -------------   -------------
The U.S. 9-10 Small
 Company Portfolio........  $   1,509,427     300,000,000
The U.S. 6-10 Small
 Company Portfolio........        337,992     100,000,000
The U.S. Large Company
 Portfolio................        343,537     200,000,000
The Enhanced U.S. Large
 Company Portfolio........         47,642     100,000,000
The U.S. 6-10 Value
 Portfolio................      2,098,654     100,000,000
The U.S. Large Cap Value
 Portfolio................        840,003     100,000,000
The DFA Real Estate
 Securities Portfolio.....         95,072     100,000,000
The Japanese Small Company
 Portfolio................        114,017      20,000,000
The Pacific Rim Small
 Company Portfolio........        111,320      20,000,000
The United Kingdom Small
 Company Portfolio........        130,891      20,000,000
The Continental Small
 Company Portfolio........        232,744      50,000,000
The International Small
 Company Portfolio........        230,469     100,000,000
The RWB/DFA International
 High Book to Market
 Portfolio................        275,057     100,000,000
The Emerging Markets
 Portfolio................        212,048     100,000,000
The Large Cap
 International
 Portfolio................         87,223     150,000,000
The DFA International
 Small Cap Value
 Portfolio................        431,257     100,000,000
The DFA Intermediate
 Government Fixed Income
 Portfolio................        136,555     100,000,000
The DFA One-Year Fixed
 Income Portfolio.........        752,237     100,000,000
The DFA Five-Year
 Government Portfolio.....        204,377     100,000,000
The DFA Two-Year Global
 Fixed Income Portfolio...        418,905     100,000,000
The DFA Global Fixed
 Income Portfolio.........        250,078     100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    2. FORWARD CURRENCY CONTRACTS: The DFA Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1997, The DFA Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                             UNREALIZED
                                                                              VALUE AT         FOREIGN
EXPIRATION                                                                  NOVEMBER 30,      EXCHANGE
   DATE      CURRENCY SOLD                              CONTRACT AMOUNT         1997         GAIN (LOSS)
----------  ----------------                            ----------------  ----------------  -------------
12/08/97..     6,317,908,402        Japanese Yen        $     51,892,471  $     49,314,978  $   2,577,493
12/17/97..        28,694,886     Australian Dollars           19,945,816        19,627,900        317,916
12/22/97..       316,016,693       French Francs              54,650,531        53,490,480      1,160,051
12/30/97..        97,935,567        German Marks              56,139,620        55,506,472        633,148
12/31/97..        59,724,342      Canadian Dollars            41,932,417        41,948,906        (16,489)
12/31/97..        10,471,708    Netherlands Guilders           5,326,403         5,265,827         60,576
                                                        ----------------  ----------------  -------------
                                                        $    229,887,258  $    225,154,563  $   4,732,695
                                                        ----------------  ----------------  -------------
                                                        ----------------  ----------------  -------------

    Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1997, borrowings under the line were as follows:

                                                                                                 MAXIMUM
                                                                                                 AMOUNT
                                          WEIGHTED                                              BORROWED
                                          AVERAGE     WEIGHTED        NUMBER OF     INTEREST     DURING
                                          INTEREST  AVERAGE LOAN        DAYS         EXPENSE       THE
                                          RATE         BALANCE       OUTSTANDING    INCURRED     PERIOD
                                          -------   -------------   -------------   ---------   ---------
The United Kingdom Small Company
 Portfolio..............................       5.98% $  1,937,500              8    $  2,576    $3,000,000

    There were no outstanding borrowings under the line of credit at November 30, 1997.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio and The Continental Small Company Portfolio are 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio is .70% of the net asset value of its shares. The current reimbursement fee for The International Small Company Portfolio is .70% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received by each Portfolio at November 30, 1997, is as follows:

                                                                                      VALUE
                                                                                  OF SECURITIES      VALUE OF
                                                                                     ON LOAN        COLLATERAL
                                                                                  --------------  --------------

DOMESTIC EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
The U.S. 9-10 Small Company Portfolio...........................................  $   54,916,463  $   59,365,092
The DFA Real Estate Securities Portfolio........................................       9,481,711       9,843,975

INTERNATIONAL EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
The Large Cap International Portfolio...........................................  $   15,995,271  $   16,928,841
The DFA International Small Cap Value Portfolio.................................      18,399,692      19,823,256

K. SUBSEQUENT EVENT:

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company. This portfolio now invests solely in this series.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of DFA Investment Dimensions Group Inc. (comprising, respectively, The U.S. 9-10 Small Company, The U.S. 6-10 Small Company, The U.S. Large Company, The Enhanced U.S. Large Company, The U.S. 6-10 Value, The U.S. Large Cap Value, The DFA Real Estate Securities, The Japanese Small Company, The Pacific Rim Small Company, The United Kingdom Small Company, The Continental Small Company, The International Small Company, The RWB/DFA International High Book to Market, The Emerging Markets, The Large Cap International, The DFA International Small Cap Value, The DFA Intermediate Government Fixed Income, The DFA One-Year Fixed Income, The DFA Five-Year Government, The DFA Two-Year Global Fixed Income, and The DFA Global Fixed Income Portfolios) as of November 30, 1997, and the related statements of operations for the year (or period) then ended, the statement of changes in net assets for each of the two years (or periods) in the period then ended and, the financial highlights for each of the five years (or periods) in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the DFA Investment Dimensions Group Inc. for the years ended November 30, 1992 and each of the prior periods presented were audited by other auditors, whose report dated January 19, 1993 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting the DFA Investment Dimensions Group Inc. as of November 30, 1997, and the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and their financial highlights for each of the five years (or periods) in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           U.S. 6-10 SMALL COMPANY SERIES VS.
                     CRSP 6-10 INDEX
                MARCH 1993-NOVEMBER 1997
                    GROWTH OF $10,000
                                                            U.S. 6-10 SMALL       CRSP 6-10
                                                            COMPANY SERIES          INDEX

                                                                     $10,000             $10,000
Mar-93                                                               $10,237             $10,313
                                                                      $9,928             $10,002
                                                                     $10,330             $10,458
                                                                     $10,289             $10,497
                                                                     $10,371             $10,622
                                                                     $10,721             $11,112
                                                                     $11,010             $11,432
                                                                     $11,248             $11,785
                                                                     $10,974             $11,422
                                                                     $11,289             $11,768
                                                                     $11,639             $12,174
                                                                     $11,548             $12,103
                                                                     $10,995             $11,443
Mar-94                                                               $11,018             $11,397
                                                                     $10,962             $11,295
                                                                     $10,647             $11,002
                                                                     $10,804             $11,192
                                                                     $11,323             $11,833
                                                                     $11,379             $11,875
                                                                     $11,425             $11,863
                                                                     $11,039             $11,404
                                                                     $11,178             $11,554
                                                                     $11,252             $11,573
                                                                     $11,621             $12,000
                                                                     $11,841             $12,257
Mar-95                                                               $12,234             $12,577
                                                                     $12,480             $12,806
                                                                     $13,119             $13,512
                                                                     $13,931             $14,374
                                                                     $14,337             $14,746
                                                                     $14,595             $15,061
                                                                     $13,845             $14,293
                                                                     $14,259             $14,791
                                                                     $14,598             $15,156
                                                                     $14,639             $15,256
                                                                     $15,135             $15,773
                                                                     $15,470             $16,142
Mar-96                                                               $16,502             $17,356
                                                                     $17,360             $18,201
                                                                     $16,568             $17,370
                                                                     $15,188             $15,765
                                                                     $16,086             $16,703
                                                                     $16,595             $17,391
                                                                     $16,355             $17,060
                                                                     $16,993             $17,579
                                                                     $17,248             $17,932
                                                                     $17,820             $18,580
                                                                     $17,449             $18,136
                                                                     $16,631             $17,149
Mar-97                                                               $16,445             $16,864
                                                                     $18,315             $19,010
                                                                     $19,258             $20,177
                                                                     $20,402             $21,280
                                                                     $21,159             $22,023
                                                                     $22,796             $23,875
                                                                     $21,807             $22,942
Nov-97                                                               $21,491             $22,554
Annualized Total Return (%)                                         One Year     From March 1993
                                                                       26.47               17.48
The series seeks to capture premium returns and
diversification benefits by investing in a
broad cross-section of small companies on a
market cap-weighted basis. The Series provides access
to publicly traded U.S. Small Companies with
market capitalization of approximately $500
million or less.
The series' returns in fiscal 1997 reflected the
performance of decile 6-10 companies in the U.S.
Past performance is not predictive of future performance.
CRSP 6-10 Index courtesy of the Center for Research in
Security Prices, University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       U.S. LARGE COMPANY SERIES VS. S&P 500 INDEX
                 MARCH 1993-NOVEMBER 1997
                    GROWTH OF $10,000
                                                               U.S. LARGE           S&P 500
                                                             COMPANY SERIES          INDEX

                                                                      $10,000             $10,000
Mar-93                                                                $10,212             $10,215
                                                                       $9,959              $9,965
                                                                      $10,222             $10,234
                                                                      $10,243             $10,268
                                                                      $10,202             $10,219
                                                                      $10,580             $10,609
                                                                      $10,509             $10,530
                                                                      $10,724             $10,744
                                                                      $10,621             $10,643
                                                                      $10,756             $10,774
                                                                      $11,109             $11,135
                                                                      $10,808             $10,834
Mar-94                                                                $10,350             $10,363
                                                                      $10,485             $10,498
                                                                      $10,652             $10,669
                                                                      $10,401             $10,405
                                                                      $10,736             $10,750
                                                                      $11,177             $11,187
                                                                      $10,913             $10,917
                                                                      $11,155             $11,167
                                                                      $10,759             $10,758
                                                                      $10,918             $10,915
                                                                      $11,197             $11,198
                                                                      $11,636             $11,633
Mar-95                                                                $11,978             $11,977
                                                                      $12,322             $12,326
                                                                      $12,816             $12,813
                                                                      $13,118             $13,114
                                                                      $13,551             $13,550
                                                                      $13,584             $13,587
                                                                      $14,158             $14,156
                                                                      $14,104             $14,107
                                                                      $14,714             $14,728
                                                                      $14,996             $15,000
                                                                      $15,512             $15,516
                                                                      $15,644             $15,665
Mar-96                                                                $15,797             $15,815
                                                                      $16,028             $16,048
                                                                      $16,420             $16,462
                                                                      $16,488             $16,529
                                                                      $15,767             $15,794
                                                                      $16,089             $16,129
                                                                      $16,988             $17,035
                                                                      $17,454             $17,502
                                                                      $18,775             $18,830
                                                                      $18,398             $18,461
                                                                      $19,551             $19,608
                                                                      $19,696             $19,766
Mar-97                                                                $18,886             $18,944
                                                                      $20,006             $20,075
                                                                      $21,227             $21,308
                                                                      $22,169             $22,258
                                                                      $23,934             $24,025
                                                                      $22,603             $22,689
                                                                      $23,835             $23,933
                                                                      $23,046             $23,133
Nov-97                                                                $24,099             $24,205
Annualized Total Return (%)                                          One Year     From March 1993
                                                                        28.36               20.34
The series intends to invest in all of the stocks that
comprise the S&P 500 Index in approximately
the same proportions as they are represented in the Index.
The series' returns in fiscal 1997 reflected the
performance of the S&P 500 Index.
Past performance is not predictive of future performance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   ENHANCED U.S. LARGE COMPANY SERIES VS.
                S&P 500 INDEX
          AUGUST 1996-NOVEMBER 1997
              GROWTH OF $10,000
                                                ENHANCED U.S. LARGE          S&P 500
                                                   COMPANY SERIES             INDEX

                                                              $10,000              $10,000
Aug-96                                                        $10,202              $10,212
                                                              $10,809              $10,786
                                                              $11,183              $11,081
                                                              $12,027              $11,923
                                                              $11,730              $11,689
                                                              $12,474              $12,415
Feb-97                                                        $12,580              $12,515
                                                              $11,972              $11,995
                                                              $12,734              $12,711
                                                              $13,567              $13,491
                                                              $14,149              $14,093
                                                              $15,303              $15,212
Aug-97                                                        $14,461              $14,366
                                                              $15,215              $15,153
                                                              $14,790              $14,647
Nov-97                                                        $15,349              $15,325
Annualized Total Return (%)                                  One Year     From August 1996
                                                                27.62                37.90
The series seeks to capture return premiums
by investing in an enhanced cash portfolio in
combination with the S&P 500 Index futures
and swaps.
The series' returns in fiscal 1997 reflected
the performance of its strategy.
Past performance is not predictive of
future performance.

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. 6-10 VALUE SERIES VS.
            FAMA-FRENCH SMALL CAP VALUE INDEX
                APRIL 1993-NOVEMBER 1997
                    GROWTH OF $10,000
                                                             U.S. 6-10     FAMA-FRENCH SMALL
                                                           VALUE SERIES     CAP VALUE INDEX

                                                                 $10,000               $10,000
Apr-93                                                            $9,788                $9,687
                                                                 $10,050               $10,081
                                                                 $10,060               $10,069
                                                                 $10,363               $10,209
                                                                 $10,706               $10,536
                                                                 $11,079               $10,727
                                                                 $11,452               $11,156
                                                                 $11,260               $10,978
                                                                 $11,486               $11,257
                                                                 $12,079               $11,791
                                                                 $12,049               $11,720
                                                                 $11,650               $11,235
Apr-94                                                           $11,731               $11,317
                                                                 $11,772               $11,279
                                                                 $11,558               $11,047
                                                                 $11,752               $11,320
                                                                 $12,161               $11,726
                                                                 $12,120               $11,676
                                                                 $11,947               $11,477
                                                                 $11,545               $11,096
                                                                 $11,664               $11,188
                                                                 $11,789               $11,370
                                                                 $12,205               $11,831
                                                                 $12,350               $11,968
Apr-95                                                           $12,787               $12,344
                                                                 $13,152               $12,607
                                                                 $13,673               $13,023
                                                                 $14,422               $13,547
                                                                 $14,879               $13,982
                                                                 $15,067               $14,215
                                                                 $14,339               $13,581
                                                                 $14,872               $13,963
                                                                 $15,133               $14,182
                                                                 $15,089               $14,382
                                                                 $15,415               $14,606
                                                                 $15,849               $15,099
Apr-96                                                           $16,675               $15,619
                                                                 $17,327               $16,233
                                                                 $16,968               $15,975
                                                                 $15,915               $15,124
                                                                 $16,644               $15,750
                                                                 $17,209               $16,151
                                                                 $17,340               $16,105
                                                                 $18,166               $16,842
                                                                 $18,569               $17,081
                                                                 $19,052               $17,686
                                                                 $19,052               $17,774
                                                                 $18,558               $17,307
Apr-97                                                           $18,478               $17,184
                                                                 $20,234               $18,815
                                                                 $21,509               $19,808
                                                                 $22,795               $20,842
                                                                 $23,611               $21,618
                                                                 $25,436               $23,189
                                                                 $24,541               $22,716
Nov-97                                                           $24,335               $22,575
Annualized Total Return (%)                                     One Year       From April 1993
                                                                   33.96                 20.99
The series seeks to capture return premiums
associated with high book-to-market ratios by
investing on a market cap-weighted basis in
companies that have market caps of approximately
$600 million or less and book-to-market ratios in
the upper 30% of publicly traded U.S. companies.
The series' returns in fiscal 1997 reflected the
performance of small U.S. companies with high
book-to-market ratios.
Past performance is not predictive of future performance.
Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             U.S. LARGE CAP VALUE SERIES VS.
            FAMA-FRENCH LARGE CAP VALUE INDEX
                MARCH 1993-NOVEMBER 1997
                    GROWTH OF $10,000
                                                            U.S. LARGE CAP    FAMA-FRENCH LARGE
                                                             VALUE SERIES      CAP VALUE INDEX
$9,302                                                              $10,000               $10,000
$9,303                                                              $10,298               $10,302
$9,304                                                              $10,268               $10,247
$9,305                                                              $10,379               $10,333
$9,306                                                              $10,600               $10,501
$9,307                                                              $10,751               $10,623
$9,308                                                              $11,012               $10,980
$9,309                                                              $10,820               $10,869
$9,310                                                              $10,951               $10,907
$9,311                                                              $10,849               $10,742
$9,312                                                              $11,110               $11,018
$9,401                                                              $11,429               $11,242
$9,402                                                              $10,914               $10,748
$9,403                                                              $10,472               $10,273
$9,404                                                              $10,637               $10,418
$9,405                                                              $10,564               $10,291
$9,406                                                              $10,345               $10,097
$9,407                                                              $10,803               $10,542
$9,408                                                              $11,115               $10,821
$9,409                                                              $10,791               $10,423
$9,410                                                              $11,001               $10,621
$9,411                                                              $10,508               $10,372
$9,412                                                              $10,635               $10,404
$9,501                                                              $10,880               $10,809
$9,502                                                              $11,496               $11,312
$9,503                                                              $11,672               $11,355
$9,504                                                              $12,099               $11,718
$9,505                                                              $12,729               $12,346
$9,506                                                              $13,008               $12,550
$9,507                                                              $13,578               $12,927
$9,508                                                              $13,986               $13,163
$9,509                                                              $14,470               $13,695
$9,510                                                              $13,875               $13,395
$9,511                                                              $14,634               $13,887
$9,512                                                              $14,740               $14,234
$9,601                                                              $15,158               $14,571
$9,602                                                              $15,384               $14,568
$9,603                                                              $15,920               $14,807
$9,604                                                              $16,181               $14,823
$9,605                                                              $16,454               $15,047
$9,606                                                              $15,975               $15,044
$9,607                                                              $15,266               $14,212
$9,608                                                              $15,872               $14,676
$9,609                                                              $16,190               $14,962
$9,610                                                              $16,719               $15,414
$9,611                                                              $17,924               $16,281
$9,612                                                              $17,749               $16,233
$9,701                                                              $18,384               $16,643
$9,702                                                              $18,750               $16,926
$9,703                                                              $17,891               $16,222
$9,704                                                              $18,480               $16,493
$9,705                                                              $19,914               $17,535
$9,706                                                              $20,527               $18,114
$9,707                                                              $22,584               $19,449
$9,708                                                              $22,252               $19,171
$9,709                                                              $23,425               $20,139
$9,710                                                              $22,225               $19,785
$9,711                                                              $22,461               $20,574
Annualized Total Return (%)                                        One Year       From March 1993
                                                                      25.31                 18.57
The series' multifactor portfolios attempt to capture
return premiums associated with high book-to-market
ratios and market capitalization. The U.S. Large Cap
Value Series invests on a market cap-weighted basis in
companies that have market caps of approximately
$600 million or larger and book-to-market ratios
in the upper 30% of publicly traded U.S. companies.
The series' returns in fiscal 1997 reflected the
performance of large cap high book-to-market
U.S. companies.
Past performance is not predictive of future performance.
Fama-French Large Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             JAPANESE SMALL COMPANY SERIES VS.
               JAPANESE LARGE COMPANY STOCKS
                SEPTEMBER 1996-NOVEMBER 1997
                     GROWTH OF $10,000
                                                               JAPANESE SMALL        JAPANESE LARGE
                                                               COMPANY SERIES        COMPANY STOCKS

                                                                        $10,000                  $10,000
Sep-96                                                                  $10,050                  $10,339
                                                                         $9,344                   $9,658
                                                                         $9,057                   $9,846
                                                                         $7,945                   $9,188
                                                                         $7,170                   $8,175
                                                                         $7,120                   $8,360
Mar-97                                                                   $6,604                   $8,104
                                                                         $6,495                   $8,383
                                                                         $7,578                   $9,322
                                                                         $7,697                  $10,007
                                                                         $6,823                   $9,698
                                                                         $6,089                   $8,835
Sep-97                                                                   $5,165                   $8,735
                                                                         $5,304                   $7,926
Nov-97                                                                   $4,380                   $7,436
Annualized Total Return (%)                                            One Year      From September 1996
                                                                         -51.64                   -48.34
The portfolio's objective is to capture premium returns
and diversification benefits by investing in a broad cross-
section of small companies on a market cap-weighted basis.
The Japanese Small Company Series provides access to
publicly traded small companies listed on the lower half of
companies on the First Section of Tokyo Stock Exchange.
The portfolio's returns in fiscal 1997 reflected the
performance of small companies in the Japan.
Past performance is not predictive of future performance.
Japanese Large Company Stocks courtesy of
Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               PACIFIC RIM SMALL COMPANY SERIES VS.
                 PACIFIC RIM LARGE COMPANY STOCKS
                   SEPTEMBER 1996-NOVEMBER 1997
                        GROWTH OF $10,000
                                                                    PACIFIC RIM SMALL      PACIFIC RIM LARGE
                                                                      COMPANY SERIES        COMPANY STOCKS

                                                                               $10,000                  $10,000
Sep-96                                                                         $10,158                  $10,260
                                                                               $10,267                  $10,537
                                                                               $10,583                  $11,106
                                                                               $10,335                  $11,128
                                                                               $10,553                  $10,995
                                                                               $11,146                  $11,149
Mar-97                                                                         $10,652                  $10,636
                                                                               $10,404                  $10,423
                                                                               $10,790                  $11,069
                                                                               $10,890                  $11,313
                                                                               $10,841                  $11,290
                                                                               $10,237                   $9,721
Sep-97                                                                          $9,782                  $10,051
                                                                                $7,408                   $7,920
Nov-97                                                                          $6,587                   $7,675
Annualized Total Return (%)                                                   One Year      From September 1996
                                                                                -37.75                   -28.39
The portfolio's objective is to capture premium returns
and diversification benefits by investing in a broad cross-
section of small companies on a market cap-weighted basis.
The Pacific Rim Small Company Series provides access to publicly traded small companies listed on the major exchanges of
Australia, Hong Kong, Malaysia, New Zealand, and Singapore.
The portfolio's returns in fiscal 1997 reflected the
performance of small companies in the Pacific Rim.
Past performance is not predictive of future performance.
Pacific Rim Large Company Stocks courtesy of
Morgan Stanley Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            UNITED KINGDOM SMALL COMPANY SERIES VS.
              UNITED KINGDOM LARGE COMPANY STOCKS
                 SEPTEMBER 1996-NOVEMBER 1997
                       GROWTH OF $10,000
                                                                  UNITED KINGDOM SMALL     UNITED KINGDOM LARGE
                                                                     COMPANY SERIES           COMPANY STOCKS

                                                                                 $10,000                  $10,000
Sep-96                                                                           $10,078                  $10,188
                                                                                 $10,566                  $10,704
                                                                                 $10,869                  $11,232
                                                                                 $11,279                  $11,651
                                                                                 $11,142                  $11,284
                                                                                 $11,523                  $11,620
Mar-97                                                                           $11,602                  $11,770
                                                                                 $11,416                  $11,863
                                                                                 $11,358                  $12,331
                                                                                 $11,241                  $12,516
                                                                                 $10,880                  $12,958
                                                                                 $11,163                  $12,764
Sep-97                                                                           $11,564                  $13,764
                                                                                 $11,974                  $13,343
Nov-97                                                                           $11,847                  $13,401
Annualized Total Return (%)                                                     One Year      From September 1996
                                                                                    9.00                    14.52
The portfolio's objective is to capture premium returns
and diversification benefits by investing in a broad cross-
section of small companies on a market cap-weighted basis.
The United Kingdom Small Company Series provides access to
publicly traded small companies in the lower half by
market cap of companies traded on the International Stock
Exchange of the United Kingdom.
The portfolio's returns in fiscal 1997 reflected the
performance of small companies in the
United Kingdom.
Past performance is not predictive of future performance.
United Kingdom Large Company Stocks courtesy of
Morgan Stanley Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             CONTINENTAL SMALL COMPANY SERIES VS.
               CONTINENTAL LARGE COMPANY STOCKS
                 SEPTEMBER 1996-NOVEMBER 1997
                      GROWTH OF $10,000
                                                                 CONTINENTAL SMALL      CONTINENTAL LARGE
                                                                  COMPANY SERIES         COMPANY STOCKS

                                                                            $10,000                  $10,000
Sep-96                                                                       $9,860                  $10,200
                                                                            $10,040                  $10,322
                                                                            $10,230                  $10,818
                                                                            $10,431                  $10,948
                                                                            $10,690                  $11,167
                                                                            $10,711                  $11,222
Mar-97                                                                      $11,091                  $11,716
                                                                            $10,790                  $11,529
                                                                            $11,231                  $12,013
                                                                            $11,620                  $12,830
                                                                            $11,590                  $13,433
                                                                            $11,411                  $12,412
Sep-97                                                                      $12,221                  $13,678
                                                                            $11,871                  $12,939
Nov-97                                                                      $11,611                  $13,211
Annualized Total Return (%)                                                One Year      From September 1996
                                                                              13.50                    12.69
The portfolio's objective is to capture premium returns and
diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The
Continental Small Company Series provides access to publicly traded small companies listed on the major exchanges of
Belgium, Denmark, France, Germany, Italy, the Netherlands,
Spain, Sweden, and Switzerland.
The portfolio's returns in fiscal 1997 reflected the
performance of small companies in Continental Europe.
Past performance is not predictive of future performance.
Continental Large Company Stocks courtesy of
Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             DFA INTERNATIONAL VALUE SERIES VS.
                         EAFE INDEX
                  MARCH 1994-NOVEMBER 1997
                      GROWTH OF $10,000
                                                               DFA INTERNATIONAL
                                                                  VALUE SERIES         EAFE INDEX

                                                                          $10,000             $10,000
Mar-94                                                                     $9,733              $9,570
                                                                          $10,060              $9,982
                                                                          $10,119              $9,922
                                                                          $10,239             $10,061
                                                                          $10,438             $10,161
                                                                          $10,598             $10,405
                                                                          $10,228             $10,082
                                                                          $10,658             $10,425
                                                                          $10,099              $9,925
                                                                          $10,159              $9,984
                                                                           $9,757              $9,605
                                                                           $9,736              $9,576
Mar-95                                                                    $10,312             $10,179
                                                                          $10,633             $10,566
                                                                          $10,573             $10,439
                                                                          $10,463             $10,262
                                                                          $11,052             $10,909
                                                                          $10,676             $10,494
                                                                          $10,740             $10,704
                                                                          $10,536             $10,415
                                                                          $10,826             $10,706
                                                                          $11,351             $11,145
                                                                          $11,464             $11,190
                                                                          $11,537             $11,235
Mar-96                                                                    $11,698             $11,471
                                                                          $12,154             $11,803
                                                                          $12,040             $11,591
                                                                          $12,083             $11,660
                                                                          $11,760             $11,322
                                                                          $11,811             $11,345
                                                                          $12,019             $11,651
                                                                          $11,904             $11,535
                                                                          $12,434             $11,996
                                                                          $12,271             $11,840
                                                                          $11,861             $11,426
                                                                          $11,969             $11,620
Mar-97                                                                    $12,013             $11,667
                                                                          $11,948             $11,737
                                                                          $12,855             $12,499
                                                                          $13,413             $13,187
                                                                          $13,598             $13,398
                                                                          $12,706             $12,406
                                                                          $13,174             $13,101
                                                                          $12,483             $12,092
Nov-97                                                                    $11,955             $11,971
Annualized Total Return (%)                                              One Year     From March 1994
                                                                            -3.85                4.88
The series invests in companies with market
capitalization of at least $800 million and book-to-
market ratios in the upper 30% of large publicly traded
non-U.S. companies. Country weightings reflect the
EAFE index market capitalization weight, with Japan
limited to 38%.
The series' returns in fiscal 1997 reflected the
performance of large, non-U.S. companies with high
book-to-market ratios.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  EMERGING MARKETS SERIES VS.
        MSCI EMERGING MARKETS FREE EQUAL-WEIGHTED INDEX
                    MAY 1994-NOVEMBER 1997
                       GROWTH OF $10,000
                                                                     EMERGING         MSCI EMERGING MARKETS
                                                                  MARKETS SERIES    FREE EQUAL-WEIGHTED INDEX

                                                                          $10,000                      $10,000
May-94                                                                    $10,330                      $10,456
                                                                          $10,210                      $10,170
                                                                          $10,970                      $10,928
                                                                          $11,959                      $12,247
                                                                          $12,090                      $12,316
                                                                          $11,740                      $12,126
                                                                          $11,370                      $11,594
                                                                          $10,551                      $10,722
                                                                           $9,570                       $9,530
                                                                           $9,521                       $9,352
                                                                           $9,941                       $9,719
                                                                          $10,431                      $10,340
May-95                                                                    $11,170                      $11,054
                                                                          $11,241                      $11,012
                                                                          $11,690                      $11,368
                                                                          $11,251                      $10,815
                                                                          $11,040                      $10,637
                                                                          $10,670                      $10,226
                                                                          $10,626                      $10,090
                                                                          $10,948                      $10,517
                                                                          $12,129                      $11,591
                                                                          $11,876                      $11,438
                                                                          $11,977                      $11,510
                                                                          $12,321                      $11,845
May-96                                                                    $12,321                      $11,941
                                                                          $12,422                      $12,105
                                                                          $11,361                      $11,107
                                                                          $11,684                      $11,456
                                                                          $11,936                      $11,746
                                                                          $11,674                      $11,436
                                                                          $12,088                      $11,940
                                                                          $12,250                      $12,123
                                                                          $13,502                      $13,532
                                                                          $13,674                      $13,705
                                                                          $13,289                      $13,339
                                                                          $12,774                      $12,812
May-97                                                                    $13,410                      $13,408
                                                                          $13,965                      $13,750
                                                                          $13,985                      $13,777
                                                                          $11,946                      $11,545
                                                                          $12,440                      $12,084
                                                                          $10,603                      $10,151
Nov-97                                                                    $10,038                       $9,601
Annualized Total Return (%)                                              One Year                From May 1994
                                                                           -16.96                         0.10
The series provides access to non-U.S. large companies
in "emerging market" countries including Argentina,
Brazil, Indonesia, Israel, Malaysia, Mexico, Philippines,
Portugal, South Korea, Thailand, and Turkey. The series invests across all market capitalizations, specifically those deemed to be value stocks.
The series' returns in fiscal 1997 reflected the performance of an equally-weighted emerging markets country portfolio.
Past performance is not predictive of future performance.
MSCI Emerging Markets Free Equal-Weighted Index is created
by equal-weighting the MSCI country returns for the
11 countries that Dimensional is currently invested in.
Courtesy of Morgan Stanley Capital International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           EMERGING MARKETS SMALL CAP SERIES VS.
      MSCI EMERGING MARKETS FREE EQUAL-WEIGHTED INDEX
                 JANUARY 1997-NOVEMBER 1997
                     GROWTH OF $10,000
                                                                EMERGING MARKETS       MSCI EMERGING MARKETS
                                                                SMALL CAP SERIES     FREE EQUAL-WEIGHTED INDEX

                                                                           $10,000                      $10,000
Jan-97                                                                     $11,012                      $11,162
                                                                           $11,273                      $11,305
                                                                           $10,822                      $11,003
Apr-97                                                                     $10,211                      $10,568
                                                                           $10,371                      $11,060
                                                                           $10,782                      $11,342
Jul-97                                                                     $10,822                      $11,365
                                                                            $9,408                       $9,523
                                                                            $9,598                       $9,968
Oct-97                                                                      $8,526                       $8,373
Nov-97                                                                      $7,945                       $7,919
Total Return (%)                                                 From January 1997
                                                                            -20.55
The series provides access to non-U.S. small companies
in "emerging market" countries including Argentina,
Brazil, Indonesia, Israel, Malaysia, Mexico, Philippines,
South Korea, Thailand, and Turkey. The series invests
across all market capitalizations, specifically those
deemed to be value stocks.
This was a new portfolio and its year-to-date returns
in fiscal 1997 reflect the performance of its strategy.
Past performance is not predictive of future performance.
MSCI Emerging Markets Free Equal-Weighted Index is
created by equal-weighting the MSCI country returns for the
11 countries that Dimensional is currently invested in.
Courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              DFA ONE-YEAR FIXED INCOME SERIES VS.
                         ONE MONTH CD'S
                    MARCH 1993-NOVEMBER 1997
                       GROWTH OF $10,000
                                                                      DFA ONE-YEAR           ONE MONTH
                                                                   FIXED INCOME SERIES          CD'S

                                                                                $10,000             $10,000
Mar-93                                                                          $10,048             $10,024
                                                                                $10,097             $10,046
                                                                                $10,104             $10,066
                                                                                $10,149             $10,088
                                                                                $10,180             $10,110
                                                                                $10,229             $10,134
                                                                                $10,268             $10,155
                                                                                $10,290             $10,175
                                                                                $10,308             $10,199
                                                                                $10,343             $10,221
                                                                                $10,395             $10,244
                                                                                $10,376             $10,264
Mar-94                                                                          $10,373             $10,289
                                                                                $10,368             $10,313
                                                                                $10,390             $10,344
                                                                                $10,425             $10,376
                                                                                $10,486             $10,409
                                                                                $10,527             $10,444
                                                                                $10,545             $10,479
                                                                                $10,580             $10,517
                                                                                $10,575             $10,555
                                                                                $10,607             $10,598
                                                                                $10,708             $10,646
                                                                                $10,810             $10,690
Mar-95                                                                          $10,877             $10,739
                                                                                $10,949             $10,783
                                                                                $11,066             $10,835
                                                                                $11,129             $10,882
                                                                                $11,188             $10,931
                                                                                $11,245             $10,979
                                                                                $11,296             $11,024
                                                                                $11,356             $11,075
                                                                                $11,410             $11,123
                                                                                $11,465             $11,168
                                                                                $11,518             $11,220
                                                                                $11,564             $11,264
Mar-96                                                                          $11,616             $11,306
                                                                                $11,656             $11,353
                                                                                $11,696             $11,397
                                                                                $11,759             $11,438
                                                                                $11,814             $11,488
                                                                                $11,872             $11,534
                                                                                $11,943             $11,580
                                                                                $12,031             $11,628
                                                                                $12,103             $11,672
                                                                                $12,142             $11,721
                                                                                $12,202             $11,770
                                                                                $12,254             $11,815
Mar-97                                                                          $12,274             $11,866
                                                                                $12,357             $11,918
                                                                                $12,417             $11,971
                                                                                $12,492             $12,024
                                                                                $12,578             $12,078
                                                                                $12,616             $12,129
                                                                                $12,691             $12,185
                                                                                $12,766             $12,240
Nov-97                                                                          $12,806             $12,290
Annualized Total Return (%)                                                    One Year     From March 1993
                                                                                   5.81                5.34
The series maximizes expected returns by shifting maturities based on changes in the yield curve. Using current prices,
the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity
range for the highest expected returns. Issues which meet
maturity and quality levels are further evaluated for business risk. Maturities are shifted if sufficient premiums can be
documented. Investments are made in high quality obligations, including BA's, CD's, corporate debt obligations and commercial paper of U.S. as well as non-U.S. issuers (Yankees). Average maturity is maintained under one year with no individual issue longer than two years.
This series' returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
          MERRILL LYNCH GOVERNMENTS, U.S. TREASURY,
                  SHORT TERM (1-2.99 YEARS)
                  MARCH 1996-NOVEMBER 1997
                      GROWTH OF $10,000
                                                                                  MERRILL LYNCH
                                                                                   GOVERNMENTS,
                                                                DFA TWO-YEAR      U.S. TREASURY,
                                                                GLOBAL FIXED        SHORT TERM
                                                                INCOME SERIES     (1-2.99 YEARS)

                                                                       $10,000             $10,000
Mar-96                                                                 $10,047              $9,991
                                                                       $10,097              $9,999
                                                                       $10,148             $10,020
                                                                       $10,188             $10,092
                                                                       $10,260             $10,131
                                                                       $10,361             $10,166
Sep-96                                                                 $10,439             $10,258
                                                                       $10,531             $10,374
                                                                       $10,602             $10,454
                                                                       $10,647             $10,454
                                                                       $10,720             $10,503
                                                                       $10,762             $10,528
Mar-97                                                                 $10,766             $10,523
                                                                       $10,830             $10,610
                                                                       $10,904             $10,682
                                                                       $10,982             $10,755
                                                                       $11,036             $10,874
                                                                       $11,079             $10,884
Sep-97                                                                 $11,149             $10,966
                                                                       $11,192             $11,047
Nov-97                                                                 $11,236             $11,074
Annualized Total Return (%)                                           One Year     From March 1996
                                                                          5.98                6.89
The series seeks to maximize expected returns by shifting
maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns
from different buy and sell strategies and identifies the
optimal maturity range for the highest expected returns.
Maturities are shifted if sufficient premiums can be
documented. Investments are made in U.S. government
securities, high-quality corporate securities and currency
hedged global bonds with a maximum maturity of two years.
This series' returns in fiscal 1997 reflected the
performance of its strategy.
Past performance is not predictive of future performance.
Merrill Lynch Governments, U.S. Treasury, Short Term
(1-2.99 Years) courtesy of Merrill Lynch.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.6%)
  *3-D Geophysical, Inc................................        5,800   $     38,244
  *3-D Systems Corp....................................        7,700         64,488
  *3D0 Co..............................................       20,000         60,938
  *4 Health, Inc.......................................        3,500         22,531
  *4Front Software International, Inc..................        3,100         26,931
  *7Th Level, Inc......................................        3,400          6,906
  *AAON, Inc...........................................        3,600         27,000
  AAR Corp.............................................       10,800        416,475
  ABC Bancorp..........................................        2,525         42,452
  *ABC Rail Products Corp..............................        5,400        109,013
  ABM Industries, Inc..................................       13,100        365,163
  *ABR Information Services, Inc.......................       13,700        330,084
  *ABT Building Products Corp..........................        6,300        113,400
  *ACC Corp............................................       12,450        582,427
  *ACT Manufacturing, Inc..............................        5,700         81,047
  *ACT Networks, Inc...................................        7,400         60,588
  *ACX Technologies, Inc...............................       17,000        455,813
  *ADE Corp............................................        6,900        155,681
  *AEP Industries, Inc.................................        3,900        126,019
  *AER Energy Resources, Inc...........................       14,200         25,959
  *AFC Cable Systems, Inc..............................        4,375        117,852
  *AG Associates, Inc..................................        4,400         26,400
  *AG Services America, Inc............................        2,800         50,575
  *#AMBI, Inc..........................................       12,400         30,613
  *#AMC Entertainment, Inc.............................        6,300        138,206
  *AML Communications, Inc.............................        3,600         21,938
  *AMX Corp............................................        6,300         41,738
  *#APAC Teleservices, Inc.............................       18,300        258,488
  *APS Holding Corp. Class A...........................       11,000         42,453
  *ARI Network Services, Inc...........................        1,700          5,419
  *ARV Assisted Living, Inc............................        7,500        114,844
  ASB Financial Corp...................................        1,000         13,313
  *ASV, Inc............................................        2,500         66,094
  *#ATC Communications Group, Inc......................        5,900         13,644
  *ATC Group Services, Inc.............................        3,900         43,875
  *ATL Products, Inc. Class A..........................          330          3,764
  *ATL Ultrasound, Inc.................................        8,500        367,625
  *ATMI, Inc...........................................        5,300        173,244
  *ATS Medical, Inc....................................       12,700         73,819
  #Aames Financial Corp................................       19,450        262,575
  Aaron Rents, Inc. Class A............................        1,500         23,813
  Aaron Rents, Inc. Class B............................       14,400        238,500
  *#Aasche Transportation Services, Inc................        2,000          6,188
  *Aavid Thermal Technologies, Inc.....................        4,000        116,750
  *Abaxis, Inc.........................................        7,100         18,416
  Abington Bancorp, Inc................................          700         25,463
  *Abiomed, Inc........................................        3,400         57,481
  *Able Telcom Holding Corp............................        6,700         55,694
  Abrams Industries, Inc...............................          200          1,550
  *Abraxas Petroleum Corp..............................        2,900         47,488
  *Acacia Research Corp................................        1,200          9,750
  *Accell International Corp...........................        2,700         10,209
  *Acceptance Insurance Companies, Inc.................        9,100        221,244
  *#Access Beyond, Inc.................................          300          1,622
  *Access Health Marketing, Inc........................       14,000        417,375

                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Acclaim Entertainment, Inc..........................       38,400   $    156,600
  *Accumed International, Inc..........................        2,000          3,906
  *Ace Cash Express, Inc...............................        3,800         68,875
  Aceto Corp...........................................        2,200         43,725
  Ackerley Group, Inc..................................       15,600        249,600
  *Acme Electric Corp..................................        2,500         15,781
  *Acme Metals, Inc....................................       11,000        136,813
  *Acme United Corp....................................        1,300          7,556
  *Actel Corp..........................................       14,400        212,850
  *Action Performance Companies, Inc...................       11,000        316,938
  *Active Apparel Group, Inc...........................        1,500          3,492
  *Active Voice Corp...................................        1,300         18,038
  *#Activision, Inc....................................       12,500        200,000
  *#Actrade International, Ltd.........................        5,100        146,306
  *Acuson Corp.........................................       19,100        364,094
  *Adac Laboratories...................................       16,766        351,038
  *Adage, Inc..........................................        3,100         19,278
  *Adam Software, Inc..................................        1,000          2,797
  Adams Resources & Energy, Inc........................        2,100         31,238
  *Adelphia Communications Corp. Class A...............       12,900        186,244
  *Adept Technology, Inc...............................        5,000         58,906
  *Adflex Solutions, Inc...............................        5,200        100,263
  *Advanced Digital Information Corp...................        6,000        110,625
  *Advanced Energy Industries, Inc.....................        4,000         79,250
  *Advanced Magnetics, Inc.............................        6,000         55,875
  *Advanced Marketing Services, Inc....................        2,700         34,931
  *Advanced Photonix, Inc. Class A.....................        5,300          7,288
  *Advanced Polymer Systems, Inc.......................       14,700        107,494
  *Advanced Promotion Technologies, Inc................       11,624            186
  *Advanced Tissue Sciences, Inc.......................       28,600        367,331
  Advantage Bancorp, Inc...............................        1,250         78,594
  *Advent Software, Inc................................        6,000        144,375
  Advest Group, Inc....................................        5,000        113,750
  *Advo, Inc...........................................       16,100        350,175
  *Advocat, Inc........................................        3,200         27,200
  *Aeroflex, Inc.......................................       10,000         85,625
  *Aerosonic Corp. DE..................................        2,000         21,250
  *Aerovox, Inc........................................        2,700         14,681
  *Aetrium, Inc........................................        6,800        126,225
  Affiliated Community Bancorp.........................        3,200         91,400
  *Affiliated Computer Services, Inc. Class A..........       16,900        395,038
  *Affinity Technology Group, Inc......................       16,800         48,300
  *Ag-Chem Equipment Co., Inc..........................        7,600        126,350
  *Agri-Nutrition Group, Ltd...........................        1,600          2,300
  *Air & Water Technologies Corp. Class A..............       25,500         31,875
  Air Express International Corp.......................       13,875        401,941
  *Air Methods Corp....................................        4,000         14,625
  *Airtran Holdings, Inc...............................        2,600         13,284
  *Akorn, Inc..........................................        8,700         34,120
  Alabama National Bancorporation......................        2,400         59,850
  Alamo Group, Inc.....................................        5,800        118,900
  *Alaris Medical, Inc.................................       42,300        226,041

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Alarmguard Holdings, Inc............................        5,000   $     53,750
  *#Alaska Air Group, Inc..............................        8,700        325,163
  *Alba-Waldensian, Inc................................          600          3,300
  Albank Financial Corp................................        8,040        374,865
  Albany International Corp. Class A...................        8,000        194,500
  *Alcide Corp.........................................          900         53,438
  *Aldila, Inc.........................................       10,900         50,072
  Alfa Corp............................................       28,500        466,688
  *Alfin, Inc..........................................        4,500          2,391
  Aliant Communications, Inc...........................       21,900        663,844
  Alico, Inc...........................................        3,500         85,750
  *Align-Rite International, Inc.......................        2,200         37,125
  *Alkermes, Inc.......................................       18,100        358,606
  *All American Semiconductor, Inc.....................        7,100         12,980
  *Allcity Insurance Co................................          200          1,550
  Allen Organ Co. Class B..............................          200          8,525
  *Allen Telecom, Inc..................................       18,800        381,875
  Alliance Bancorp.....................................        3,238         84,998
  *Alliance Entertainment Corp.........................       18,100          1,448
  *Alliance Gaming Corp................................       24,928        102,439
  *Alliance Pharmaceuticals Corp.......................       24,400        237,138
  *#Alliance Semiconductor Corp........................       30,900        196,022
  *Alliant Techsystems, Inc............................        7,800        463,613
  *Allied Capital Advisers, Inc........................        4,500         27,000
  Allied Capital Lending Corp..........................        2,800         57,838
  *Allied Digital Technologies Corp....................          700          1,838
  Allied Group, Inc....................................        5,025        205,711
  *Allied Healthcare Products, Inc.....................        4,700         37,159
  *Allied Holdings, Inc................................        5,000         98,438
  Allied Life Financial Corp...........................        2,000         42,250
  Allied Products Corp.................................        6,750        162,844
  *Allied Research Corp................................        2,200         27,225
  *Allou Health & Beauty Care, Inc. Class A............        1,900         14,963
  *Allstate Financial Corp.............................        1,600          9,800
  *Alltrista Corp......................................        3,953        114,143
  *Aloette Cosmetics, Inc..............................        1,000          2,969
  *#Alpha Beta Technology, Inc.........................       13,400         39,781
  *Alpha Industries, Inc...............................        6,200        115,475
  *Alpha Microsystems, Inc.............................        3,300          3,919
  *Alpha Technologies Group, Inc.......................        4,000         14,750
  Alpharma, Inc. Class A...............................        8,100        185,288
  *Alpine Group, Inc...................................       15,736        307,836
  *Alpine Lace Brands, Inc.............................        2,600         23,563
  *Alrenco, Inc........................................        2,400         38,850
  *#Alta Gold Co.......................................       17,400         27,731
  *Alteon, Inc.........................................       12,600         72,844
  *Alternative Living Services.........................        2,090         55,646
  *Alternative Resources Corp..........................       12,500        307,813
  *Altris Software, Inc................................        7,200         28,575
  *Altron, Inc.........................................       12,100        192,844
  *Amati Communications Corp...........................       14,300        283,766
  *Amax Gold, Inc......................................       68,200        149,188
  Amcast Industrial Corp...............................        4,300        106,425
  Amcol International Corp.............................       15,200        365,750
  Amcore Financial, Inc................................       15,025        359,661
  *Amedisys, Inc.......................................        1,400          8,138
  *America Services Group, Inc.........................        1,600         27,800
  *America West Holdings Corp. Class B.................       29,700        473,344
  American Annuity Group, Inc..........................       18,200        378,788
  American Bancorporation Ohio.........................          400          8,850
                                                               SHARES        VALUE+
                                                         ------------  ------------

  American Bank of Connecticut.........................        1,100   $     51,769
  *American Banknote Corp..............................       12,200         65,575
  American Biltrite, Inc...............................        1,400         32,725
  *American Biogenetic Sciences, Inc. Class A..........       13,700         28,256
  *American Buildings Co...............................        2,700         73,575
  *American Business Information, Inc..................       14,600        166,988
  *American Business Information, Inc. Class A.........       14,600        165,163
  American Business Products, Inc......................       13,100        271,825
  *American Claims Evaluation, Inc.....................        1,000          2,125
  *American Classic Voyages Co.........................       11,100        191,475
  *American Coin Merchandising, Inc....................        2,700         46,238
  *#American Communications Services, Inc..............       20,700        275,569
  *American Eagle Group, Inc...........................        4,000            184
  *American Eagle Outfitters, Inc......................        5,900        199,494
  *American Ecology Corp...............................        5,250          7,711
  *American Freightways Corp...........................       21,800        318,825
  *American Healthcorp, Inc............................        6,400         82,400
  American Heritage Life Investment Corp...............        7,900        290,325
  *American Homepatient, Inc...........................       11,800        239,688
  *American Homestar Corp..............................        9,655        138,187
  American Indemnity Financial Corp....................          800         10,150
  *American International Petroleum Corp...............       21,500        118,250
  *American Media, Inc. Class A........................       13,500        104,625
  *American Medical Electronics, Inc. (Escrow-Bonus)...        4,400              0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................        4,400              0
  *American Mobile Satellite Corp......................       17,600        138,600
  *American Oilfield Divers, Inc.......................        8,200        107,881
  *American Oncology Resources, Inc....................       17,200        234,888
  *American Pacific Corp...............................        4,100         30,238
  *American Pad & Paper Co.............................       19,500        282,750
  *American Paging, Inc................................       12,000         24,000
  *American Physicians Services Group, Inc.............        1,800         13,050
  American Precision Industries, Inc...................        7,300        159,688
  *American Safety Razor Co............................        6,000        112,875
  *American Science & Engineering, Inc.................        6,500         73,938
  *American Shared Hospital Services...................          600            863
  *American Software, Inc. Class A.....................       14,100        131,306
  *American Superconductor Corp........................        7,500         78,750
  *American Technical Ceramics Corp....................        1,500         24,094
  *American Telecasting, Inc...........................       11,900         16,734
  *American United Global, Inc.........................        6,600         13,509
  *American Waste Services, Inc. Class A...............       12,400         18,600
  American Woodmark Corp...............................        4,660        101,938
  Americana Bancorp, Inc...............................        1,600         31,600
  *Americredit Corp....................................       19,400        535,925
  *Amerihost Properties, Inc...........................        3,000         19,781
  *AmeriLink Corp......................................        1,400         35,263
  *Amerin Corp.........................................       14,700        344,531
  *Ameristar Casinos, Inc..............................       11,600         61,081
  *Ameriwood Industries International Corp.............        3,200         20,200
  Ameron, Inc..........................................        2,000        129,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ames Department Stores, Inc.........................       17,100   $    288,563
  Ametek, Inc..........................................        2,500         59,375
  *Amistar Corp........................................        1,300          4,713
  Ampco-Pittsburgh Corp................................        4,800         91,200
  *Ampex Corp. Class A.................................       36,400         94,413
  *Amrep Corp..........................................        3,900         21,450
  *Amresco, Inc........................................       28,000        777,000
  *Amtech Corp.........................................       11,800         54,944
  *Amtran, Inc.........................................        7,000         56,438
  Amvestors Financial Corp.............................        7,800        171,113
  Amwest Insurance Group, Inc..........................        1,200         16,725
  *Amylin Pharmaceuticals, Inc.........................       33,500        227,172
  *Anadigics, Inc......................................        7,550        249,150
  Analogic Corp........................................        7,300        276,031
  *Analogy, Inc........................................        7,300         40,606
  Analysis & Technology, Inc...........................          800         18,900
  Analysts International Corp..........................        8,200        390,525
  *Analytical Surveys, Inc.............................        2,900         75,038
  *Anaren Microwave, Inc...............................        2,000         40,250
  Anchor Bancorp Wisconsin, Inc........................        5,400        169,088
  *Anchor Gaming, Inc..................................        6,700        533,069
  Andover Bancorp, Inc. DE.............................        2,600         97,419
  *Andrea Electronics Corp.............................        3,800         76,950
  *Anergen, Inc........................................       15,200         39,900
  *Anesta Corp.........................................        9,000        143,719
  *Angeion Corp........................................       24,200         79,406
  Angelica Corp........................................        9,000        193,500
  *Anicom, Inc.........................................       10,300        179,606
  *Ann Taylor Stores Corp..............................       15,900        226,575
  *Ansaldo Signal N.V..................................        5,900         26,734
  *Antec Corp..........................................       29,050        446,644
  *Apertus Technologies, Inc...........................        5,500          9,453
  *Aphton Corp.........................................       10,100        115,519
  Apogee Enterprises, Inc..............................       17,400        387,150
  *Apogee, Inc.........................................        5,900         14,381
  Apple South, Inc.....................................       30,700        563,153
  Applebees International, Inc.........................       15,700        332,644
  *#Appliance Recycling Centers of America, Inc........          525          1,542
  *Applied Digital Access, Inc.........................       10,000         72,500
  *Applied Extrusion Technologies, Inc.................        8,400         66,413
  Applied Industrial Technologies, Inc.................       11,250        317,813
  *Applied Innovation, Inc.............................       11,500         82,297
  *#Applied Magnetics Corp.............................       12,800        216,000
  *Applied Microsystems Corp...........................        3,400         33,150
  Applied Power, Inc. Class A..........................        8,200        500,200
  *Applied Science & Technology, Inc...................        2,000         42,125
  *Applied Signal Technologies, Inc....................        4,700         70,794
  *Applied Voice Technology, Inc.......................        4,500        125,156
  *Applix, Inc.........................................        8,000         44,125
  *#Aquagenix, Inc.....................................        2,000         14,813
  Aquarion Co..........................................        3,500        106,313
  *Aquila Biopharmaceuticals, Inc......................        1,130          5,297
  Aquila Gas Pipeline Corp.............................       24,700        348,888
  *Arabian Shield Development Co.......................          200            488
  *Arbor Software Corp.................................        5,000        151,875
  *#Arcadia Financial, Ltd.............................       30,400        254,600
  Arch Coal, Inc.......................................        8,100        213,131
  *Arch Communications Group, Inc......................       17,600        120,450
  *Arch Petroleum, Inc.................................       13,700         38,317
  Arctic Cat, Inc......................................       20,100        211,678
  *#Argosy Gaming Corp.................................       20,600         83,688
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Ariad Pharmaceuticals, Inc..........................       14,400   $     71,100
  *Ariel Corp..........................................        9,300         67,134
  *#Ark Restaurants Corp...............................        1,600         18,300
  *Arkansas Best Corp..................................       15,600        172,575
  *Armco, Inc..........................................       83,000        440,938
  Arnold Industries, Inc...............................       21,000        378,000
  *Aronex Pharmaceuticals, Inc.........................       15,700         78,991
  *Arrhythmia Research Technology, Inc.................        1,800          3,713
  *#Arris Pharmaceutical Corp..........................       10,100         96,581
  *Arrow Automotive Industries, Inc....................        1,000          3,250
  Arrow Financial Corp.................................        3,675        120,586
  Arrow International, Inc.............................          200          7,000
  *Arthrocare Corp.....................................        5,900         68,219
  *Artisoft, Inc.......................................        8,700         18,759
  *Artistic Greetings, Inc.............................        2,900         13,775
  *Artra Group, Inc....................................        4,800         14,100
  *Arts Way Manufacturing Co., Inc.....................          200          2,075
  Arvin Industries, Inc................................       15,800        545,100
  *Asante Technologies, Inc............................        7,200         35,100
  *Aseco Corp..........................................        1,400         14,000
  *Ashworth, Inc.......................................        7,400         79,781
  *Aspen Technology, Inc...............................        9,900        376,819
  *#Assisted Living Concepts, Inc......................        8,600        147,275
  *Astea International, Inc............................        7,400         16,881
  *Astec Industries, Inc...............................        7,200        116,100
  Astoria Financial Corp...............................        2,587        142,932
  Astro-Med, Inc.......................................        3,000         24,750
  *Astronics Corp......................................        2,375         22,266
  *Asyst Technologies, Inc.............................        6,400        197,200
  Atalanta Sosnoff Capital Corp........................        4,300         50,794
  *Atchison Casting Corp...............................        4,200         72,450
  *Athey Products Corp.................................        2,940         12,587
  *Atkinson (Guy F.) of California.....................        5,400         19,744
  *Atlantic American Corp..............................       10,300         51,822
  *Atlantic Bank and Trust Co..........................        2,000         29,500
  *#Atlantic Coast Airlines, Inc.......................        5,000        117,188
  *Atlantic Gulf Communities Corp......................        5,800         24,288
  *Atlantic Premium Brands, Ltd........................        2,000          6,500
  *Atlantic Tele-Network, Inc..........................        7,400         89,725
  *Atlantis Plastics, Inc..............................        3,300         18,769
  *Atlas Air, Inc......................................       13,200        348,150
  Atmos Energy Corp....................................       18,100        480,781
  Atrion Corp..........................................        1,950         28,641
  *Atrix Labs, Inc.....................................        6,600         96,525
  *Atwood Oceanics, Inc................................        6,600        325,463
  *Au Bon Pain, Inc. Class A...........................        6,000         54,375
  *Audiovox Corp. Class A..............................       10,400         91,650
  Audits & Surveys Worldwide, Inc......................        5,100         14,025
  *Ault, Inc...........................................        3,900         26,934
  *Aura Systems, Inc...................................       39,700        148,255
  *Auspex Systems, Inc.................................       19,900        223,253
  Authentic Fitness Corp...............................       16,400        269,575
  Autocam Corp.........................................        4,343         57,002
  *Autoimmune, Inc.....................................        9,800         28,481
  *Autoinfo, Inc.......................................        3,900          2,316
  *Autologic Information International, Inc............        2,300         17,250
  *Automobile Protection Corp..........................        8,500         51,000
  *Autonomous Technologies Corp........................        2,500         13,516
  *Autote Corp. Class A................................       16,458         44,231
  *#Avant Corp.........................................       12,000        287,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Avatar Holdings, Inc................................        5,500   $    156,063
  *#Avatex Corp........................................        6,300         11,025
  *Avecor Cardiovascular, Inc..........................        3,900         32,175
  *Avert, Inc..........................................        1,300         10,481
  *Aviall, Inc.........................................       15,700        222,744
  *#Avid Technology, Inc...............................       18,500        543,438
  *Avigen, Inc.........................................        1,000          3,313
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................        6,500          9,750
  *Avondale Financial Corp.............................        2,800         44,800
  *Avondale Industries, Inc............................       11,600        328,425
  *Axent Technologies, Inc.............................        3,000         63,000
  *Axiohm Transaction Solutions, Inc...................          232          3,901
  *Axsys Technologies, Inc.............................        1,500         29,813
  *Aydin Corp..........................................        2,600         29,900
  *Aztar Corp..........................................       31,800        222,600
  Aztec Manufacturing Co...............................        4,300         73,369
  *BCT International, Inc..............................        2,700          8,606
  *BDM International, Inc..............................       14,600        427,506
  *BEC Group, Inc......................................       10,683         62,763
  BEI Electronics, Inc.................................        3,400         13,600
  *BEI Technologies, Inc...............................        3,400         40,800
  *BFX Hospitality Group, Inc..........................        4,600         12,075
  BGS Systems, Inc.....................................        5,200        173,225
  BHA Group Holdings, Inc. Class A.....................        3,267         60,031
  *BI, Inc.............................................        3,600         25,425
  BMC Industries, Inc..................................       12,000        222,750
  *BPI Packaging Technologies, Inc.....................        5,300          5,714
  *BRC Holdings, Inc...................................        3,700        154,244
  BSB Bancorp, Inc.....................................        4,200        130,988
  BT Financial Corp....................................        3,135        145,386
  *BT Office Products International, Inc...............       23,100        236,775
  *BTG, Inc............................................        2,700         29,025
  *BTU International, Inc..............................        3,800         21,613
  *BWAY Corp...........................................        4,800        103,500
  *Back Bay Restaurant Group, Inc......................        2,000         12,875
  Badger Meter, Inc....................................          800         33,200
  Badger Paper Mills, Inc..............................        1,000          8,438
  Bairnco Corp.........................................        5,300         52,338
  Baker (J.), Inc......................................        6,900         47,222
  *Baker (Michael) Corp................................        3,900         36,806
  Balchem Corp.........................................        1,200         22,650
  Baldor Electric Co...................................       10,300        318,656
  *Baldwin Piano & Organ Co............................        1,300         21,450
  *Baldwin Technology, Inc. Class A....................       10,300         51,500
  *Ballantyne Omaha, Inc...............................        7,700        141,488
  Ballard Medical Products.............................       20,000        461,250
  *Bally Total Fitness Holding Corp....................        9,775        182,670
  *Baltek Corp.........................................        1,500         14,063
  Bancfirst Ohio Corp..................................          600         26,625
  *Bancinsurance Corp..................................        2,900         13,956
  Bancorp Connecticut, Inc.............................        1,000         39,750
  BancorpSouth, Inc....................................       12,900        491,813
  *BancTec, Inc........................................       12,462        308,435
  Bangor Hydro-Electric Co.............................        4,400         25,025
  Bank of Granite Corp.................................        5,400        164,700
  *Bank Plus Corp......................................        9,000         99,563
  *Bank United Financial Corp. Class A.................        1,200         15,525
  #BankAtlantic Bancorp, Inc. Class A..................        5,279         71,267
  BankAtlantic Bancorp, Inc. Class B...................        6,277         88,859
  BankNorth Group, Inc. DE.............................        3,900        235,219
  *Banner Aerospace, Inc...............................       17,500        166,250
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Banta Corp...........................................        3,000   $     75,750
  *Banyan System, Inc..................................       10,300         34,441
  Barnes Group, Inc....................................       16,200        423,225
  *Barnwell Industries, Inc............................          400          7,150
  *Barr Laboratories, Inc..............................        8,250        297,000
  *Barra, Inc..........................................        8,700        239,250
  *Barrett Business Services, Inc......................        4,100         49,584
  *Barringer Technologies, Inc.........................        2,400         26,025
  *Barry (R.G.) Corp...................................        4,700         54,931
  *#Base Ten Systems, Inc. Class A.....................        3,700         47,175
  *Basin Exploration, Inc..............................        5,900        109,888
  Bassett Furniture Industries, Inc....................        7,800        229,125
  Battle Mountain Gold Co..............................       24,900        126,056
  Bay State Gas Co.....................................        7,600        223,250
  #Bay View Capital Corp...............................        8,000        267,000
  *Baycorp Holdings, Ltd...............................        4,200         30,975
  *Bayou Steel Corp. Class A...........................        6,400         23,200
  *Be Aerospace, Inc...................................       13,100        411,831
  Beauticontrol Cosmetics, Inc.........................        2,900         23,653
  *Beazer Homes USA, Inc...............................        6,000        107,063
  *Bel Fuse, Inc.......................................        2,500         48,906
  *Belco Oil & Gas Corp................................       10,000        205,625
  *Bell and Howell Co..................................       11,000        261,250
  *Bell Industries, Inc................................        5,440         90,440
  *Bell Microproducts, Inc.............................        6,100         51,469
  *Bell Sports Corp....................................       11,000         92,469
  *Bellwether Exploration Co...........................       11,100        115,856
  *Belmont Homes, Inc..................................        6,700         50,669
  *Ben & Jerry's Homemade, Inc. Class A................        3,600         57,825
  *Benchmark Electronics, Inc..........................        6,900        194,063
  *Benchmarq Microelectron.............................        4,100         74,569
  *Benihana, Inc.......................................        1,000         12,750
  *#Bentley Pharmaceuticals, Inc.......................        1,960          5,390
  *Benton Oil & Gas Co.................................       20,300        293,081
  Berkshire Gas Co.....................................        1,000         17,063
  *Berlitz International, Inc..........................        4,700        121,319
  Berry Petroleum Corp. Class A........................       12,600        235,463
  *Bertuccis, Inc......................................        7,000         44,625
  *Best Buy Co., Inc...................................       29,800        867,925
  *Bet Holdings, Inc. Class A..........................        6,700        358,450
  *#Big Flower Press Holding, Inc......................        5,400        118,463
  *Billing Information Concepts Corp...................        5,400        240,469
  Bindley Western Industries, Inc......................        7,800        239,850
  Binks Sames Corp.....................................        1,100         47,300
  *Bio Technology General Corp.........................       32,700        406,706
  *Bio Vascular, Inc...................................        3,000         10,594
  *Bio-Logic Systems Corp..............................        2,100         10,631
  *Bio-Plexus, Inc.....................................        2,700         14,597
  *Bio-Rad Laboratories, Inc. Class A..................        5,800        146,088
  *Biocircuits Corp....................................          925            752
  *Biocryst Pharmaceuticals, Inc.......................        8,500         61,625
  *Biomatrix, Inc......................................        6,300        187,819
  *Biosepra, Inc.......................................        5,000         11,250
  *Biosource International, Inc........................        7,200         42,975
  *Biospecifics Technologies Corp......................        2,300         13,225
  *Biospherics, Inc....................................        4,000         23,250
  *Bird Corp...........................................        2,500         10,156
  Birmingham Steel Corp................................       18,600        284,813
  *Black Box Corp......................................       13,200        469,425
  *Black Hawk Gaming & Development, Inc................        1,000          7,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Black Hills Corp.....................................        8,700   $    276,769
  Blair Corp...........................................        5,600        106,750
  Blanch (E.W.) Holdings, Inc..........................        6,600        228,113
  Blessings Corp.......................................        6,000         85,500
  Blimpie International................................        5,000         22,031
  *Bluegreen Corp......................................       13,495         59,041
  Bob Evans Farms, Inc.................................       22,500        452,813
  *Boca Research, Inc..................................        5,200         36,725
  *Bolt Technology Corp................................        2,500         19,219
  *Bombay Co., Inc.....................................       22,700        117,756
  *Bon-Ton Stores, Inc.................................        5,700         89,775
  *Bonded Motors, Inc..................................        1,800         14,794
  *Bone Care International, Inc........................        2,250         22,781
  *Bontex, Inc.........................................          200          1,150
  *Books-a-Million, Inc................................       11,900         80,697
  *Boole & Babbage, Inc................................       11,250        329,766
  *Borg-Warner Security Corp...........................       15,600        278,850
  *Borland International, Inc..........................       25,900        260,619
  Boston Acoustics, Inc................................        2,200         59,125
  *Boston Communications Group, Inc....................        6,000         56,063
  *Boston Technology, Inc..............................       15,200        326,800
  Bostonfed Bancorp, Inc...............................        1,000         20,563
  *Bowmar Instrument Corp..............................       11,700         24,131
  Bowne & Co., Inc.....................................       10,800        412,425
  *Box Energy Corp. Class A............................          400          3,125
  *Box Energy Corp. Class B............................       14,000        101,063
  *Boyd Gaming Corp....................................       43,000        311,750
  *Boyds Wheels, Inc...................................        3,100          5,861
  *Bradley Pharmaceuticals, Inc. Class A...............        1,500          2,695
  Brady (W.H.) Co. Class A.............................       12,100        371,319
  *Brauns Fashions Corp................................        2,200         21,175
  *Brazos Sportswear, Inc..............................          230          2,070
  #Breed Technologies, Inc.............................       15,800        318,963
  Brenton Banks, Inc...................................        2,972         97,426
  *Brewer (C.) Homes, Inc. Class A.....................        1,800          3,684
  Bridgford Foods Corp.................................        3,705         55,575
  *Brightpoint, Inc....................................       26,886        432,697
  *Brite Voice Systems, Inc............................       12,100        111,169
  Broad National Bancorporation........................        2,120         43,460
  *Broadband Technologies, Inc.........................       10,600         62,606
  *Broadway & Seymour, Inc.............................        5,400         52,650
  *Brock International, Inc............................        2,500         10,313
  *Broderbund Software, Inc............................       12,500        365,234
  #Brooke Group, Ltd...................................       11,100         99,900
  *Brooks Automation, Inc..............................        5,100        108,375
  *Brookstone, Inc.....................................        3,900         47,288
  *Brooktrout Technology, Inc..........................        9,300        105,788
  *Brothers Gourmet Coffees, Inc.......................        6,700          8,166
  *Brown & Sharpe Manufacturing Co. Class A............        7,900         80,975
  *Brown (Tom), Inc....................................       14,400        315,450
  Brown Group, Inc.....................................       14,400        233,100
  Brush Wellman, Inc...................................        9,800        232,750
  Bryn Mawr Bank Corp..................................          400         18,825
  *Buckeye Technology, Inc.............................       11,200        490,700
  *Buckhead America Corp...............................          900          7,425
  *Buckle, Inc.........................................       13,200        433,950
  *Buffets, Inc........................................       31,686        282,203
  *Builders Transport, Inc.............................        1,800          5,400
  *Building Materials Holding Corp.....................       10,600        119,913
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Bull Run Corp. GA...................................       21,300   $     65,231
  Burlington Coat Factory Warehouse Corp...............       33,480        625,658
  *Burr Brown Corp.....................................       14,175        426,136
  *Bush Boake Allen, Inc...............................        9,800        275,625
  Bush Industries, Inc. Class A........................        5,700        150,338
  *Business Resource Group.............................        2,400          8,850
  *Butler International, Inc...........................        4,100         69,188
  Butler Manufacturing Co..............................        3,800        128,725
  *Buttrey Food & Drug Stores Co.......................        5,200         56,225
  C & D Technologies, Inc..............................        3,900        180,131
  *C ATS Software, Inc.................................        3,000         17,063
  *C-COR Electronics, Inc..............................        5,800         90,625
  *#C-Phone Corp.......................................        2,500         19,531
  *C.P. Clare Corp.....................................        5,500         73,906
  *CAI Wireless Systems, Inc...........................        5,115          6,634
  CBT Corp.............................................          200          5,950
  *CCA Industries, Inc.................................        4,300         10,481
  *CDI Corp............................................        3,900        161,363
  *CE Software Holdings, Inc...........................          580          1,450
  *CEM Corp............................................        3,800         41,088
  *CET Environmental Services, Inc.....................        3,500         23,734
  *CFI Proservices, Inc................................        1,800         22,725
  CFSB Bancorp, Inc....................................        1,464         51,972
  CFW Communications Co................................        6,600        150,563
  CFX Corp.............................................       12,175        337,856
  *CHS Electronics, Inc................................       15,600        295,913
  *CMC Industries, Inc.................................        3,300         40,219
  *CMG Information Services, Inc.......................        5,800        122,163
  CMI Corp. Class A....................................       17,800         95,675
  *CML Group, Inc......................................       39,800        139,300
  CNA Surety Corp......................................       11,100        160,950
  *CNS Income..........................................       14,400        114,300
  *CPAC, Inc...........................................        3,520         37,840
  CPB, Inc.............................................        5,200        108,063
  *#CPI Aerostructures, Inc............................          200            675
  CPI Corp.............................................        7,000        130,375
  *CSG Systems International, Inc......................        5,000        184,688
  *CSP, Inc............................................        2,000         15,500
  *CSS Industries, Inc.................................        6,400        211,200
  *CTC Communications Corp. Class 1....................        5,500         81,469
  CTG Resources, Inc...................................        6,400        154,400
  CTS Corp.............................................        7,800        265,200
  *CUNO, Inc...........................................        8,000        138,500
  CVB Financial Corp...................................        5,997        172,414
  *Cable Design Techologies Corp.......................       10,950        443,475
  Cabot Oil & Gas Corp. Class A........................       13,700        284,275
  *Cache, Inc..........................................        5,025         19,786
  *Caci International, Inc. Class A....................        5,300        104,841
  *Cade Industries, Inc................................       10,600         25,838
  *Cadiz Land, Inc.....................................       24,600        176,813
  Cadmus Communications Corp...........................        4,800        102,600
  *Caere Corp..........................................       10,600         92,916
  Cagle's, Inc. Class A................................        2,000         23,375
  *Cal-Maine Foods, Inc................................        2,000         12,500
  *Calcomp Technology, Inc.............................        7,000         31,500
  *#Caldor Corp........................................        9,700          5,762
  Calgon Carbon Corp...................................       28,900        317,900
  *#California Amplifier, Inc..........................        7,000         23,188
  *#California Culinary Academy, Inc...................        1,200          9,150
  *California Micro Devices Corp.......................        6,300         38,981
  *California Microwave, Inc...........................        9,700        180,056

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  California State Bank................................        3,100   $    100,363
  California Water Service Co..........................        3,100        165,850
  *#Callon Petroleum Co................................        2,900         51,656
  Calmat Co............................................       13,900        364,006
  *Calumet Bancorp, Inc................................        1,650         53,213
  *Cambex Corp.........................................        5,200            975
  Cambrex Corp.........................................        7,000        317,625
  *Cambridge Heart, Inc................................        3,000         27,281
  *Cambridge Neuroscience, Inc.........................       13,300         28,055
  *Cambridge Soundworks, Inc...........................        2,300         24,294
  *Cameron Ashley Building Products, Inc...............        4,600         72,163
  Cameron Financial Corp...............................        1,300         25,269
  *Campo Eletronics, Appliances & Computers, Inc.......        3,200          3,150
  *Canandaigua Wine Co., Inc. Class A..................        8,000        383,250
  *Candela Laser Corp..................................        2,700         14,766
  *Candies, Inc........................................        9,300         63,356
  *Canisco Resources, Inc..............................          500          1,406
  *Cannon Express, Inc. Class A........................          900          7,369
  *#Cannondale Corp....................................        6,900        142,528
  *Cantel Industries, Inc. Class B.....................        2,000         14,500
  *Canyon Resources Corp...............................       20,800         24,700
  Cape Cod Bank & Trust Co.............................        2,300         89,700
  Capital Bancorp (FL).................................        4,500        229,500
  *Capital Pacific Holdings, Inc.......................        9,000         30,094
  Capital Re Corp......................................        8,100        454,106
  Capitol Bancorp, Ltd.................................        2,189         59,377
  Capitol Transamerica Corp............................        6,050        142,931
  Capmac Holdings, Inc.................................        6,000        203,250
  *Capstone Pharmacy Services, Inc.....................       23,200        256,650
  Caraustar Industries, Inc............................        2,600         83,769
  *Carbide/Graphite Group, Inc.........................        5,000        193,125
  Carbo Ceramics, Inc..................................        4,000        131,000
  *Cardiotech International, Inc.......................        2,101          6,040
  *Cardiovascular Diagnostics..........................        4,000         24,000
  *Cardiovascular Dynamics, Inc........................        5,388         29,297
  *Care Group, Inc.....................................        3,400          1,753
  *Carematrix, Inc.....................................        8,600        228,975
  *Caretenders Healthcorp..............................        1,600         13,500
  *Carlyle Industries, Inc.............................        1,032          1,614
  *Carmike Cinemas, Inc. Class A.......................        6,700        207,281
  Carnegie Bancorp.....................................        1,155         35,805
  *Carnegie Group, Inc.................................        3,800         16,388
  Carolina First Corp..................................       11,433        223,312
  *Carr-Gottstein Foods Co.............................        7,654         37,792
  *Carrington Laboratories, Inc........................        5,300         26,334
  *Carson Pirie Scott & Co.............................        9,600        495,600
  *Carson, Inc.........................................          500          4,063
  Carter-Wallace, Inc..................................       17,000        281,563
  *Carver Corp. WA.....................................        1,400          1,444
  Cascade Corp.........................................        7,100        127,800
  Cascade Natural Gas Corp.............................        6,500        110,500
  *Casco International, Inc............................          275          1,031
  Casey's General Stores, Inc..........................       18,400        436,425
  Cash America International, Inc......................       14,100        176,250
  *Casino America, Inc.................................       19,600         56,350
  *Casino Data Systems.................................       14,400         65,250
  *Casino Magic Corp...................................       19,500         23,766
  *Casino Resource Corp................................        3,000          4,219
  *Castelle............................................        2,200          8,525
  *Castle & Cooke, Inc.................................        7,200        119,700
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Castle (A.M.) & Co...................................       13,037   $    304,740
  Castle Energy Corp...................................        2,400         33,300
  *Catalina Lighting, Inc..............................        3,500         21,656
  *Catalyst International, Inc.........................        4,000         22,750
  *Catalyst Semiconductor, Inc.........................        4,000          6,438
  *Catalytica, Inc.....................................       17,900        185,153
  Cathay Bancorp, Inc..................................        1,100         34,925
  *Catherines Stores Corp..............................        6,300         39,572
  Cato Corp. Class A...................................       21,300        199,688
  Cavalier Homes, Inc..................................        9,800         95,550
  *Cayenne Software, Inc...............................       15,000         36,797
  *#Cel-Sci Corp.......................................        2,500         19,688
  *Celadon Group, Inc..................................        6,000         90,750
  *Celebrity, Inc......................................        5,200         10,400
  *Celeritek, Inc......................................        3,400         55,250
  *Celestial Seasonings, Inc...........................        1,600         49,400
  *Celgene Corp........................................        8,300         74,700
  *#Cell Genesys, Inc..................................       14,366        123,009
  *Cellpro, Inc........................................       11,600         32,625
  *Cellstar Corp.......................................       14,400        373,500
  *Cellular Technical Services Co., Inc................       15,900         44,719
  *Celtrix Pharmaceuticals, Inc........................        5,000         11,953
  Cenfed Financial Corp................................        2,838        113,786
  Cenit Bancorp, Inc...................................          800         54,700
  *Centennial Bancorp..................................        4,171        118,613
  *Centennial Cellular Corp. Class A...................        9,900        189,028
  Centex Construction Products, Inc....................       13,200        404,250
  *Centigram Communications Corp.......................        5,200         85,313
  Central Co-Operative Bank Somerville, MA.............          700         18,550
  *Central Garden & Pet Co.............................        9,100        257,075
  Central Hudson Gas & Electric Corp...................       10,500        404,250
  Central Louisiana Electric Co., Inc..................       13,500        392,344
  Central Maine Power Co...............................       22,700        320,638
  Central Reserve Life Corp............................        1,800          9,000
  *Central Sprinkler Corp..............................        2,500         45,000
  Central Vermont Public Service Corp..................        8,100        112,388
  Centris Group, Inc...................................        5,700        123,619
  *Centura Software Corp...............................        8,600         14,513
  Century Aluminum Co..................................        5,000         74,688
  Century Bancorp Income Class A.......................        1,000         18,250
  *Century Communications Corp. Class A................       20,600        144,844
  *Cephalon, Inc.......................................       17,400        177,263
  *Ceradyne, Inc.......................................        6,900         31,805
  Cerberonics, Inc. Class A............................          200          1,900
  *Cerion Technologies, Inc............................        3,500          7,656
  *Cerner Corp.........................................       19,700        474,031
  *Cerprobe Corp.......................................        3,800         68,044
  *Chad Therapeutics...................................        6,000         55,500
  #Champion Industries, Inc............................        4,062         78,701
  Chaparral Steel Co...................................       17,000        261,375
  *Charles, JW Financial Services, Inc.................        1,300         15,763
  *Charming Shoppes, Inc...............................       77,700        380,002
  *Chart House Enterprises, Inc........................        7,000         49,000
  Chart Industries, Inc................................        9,000        208,125
  *Charter Federal Savings Bank (Escrow)...............        2,100              0
  #Charter Financial, Inc..............................        2,499         55,370
  *Chartwell Leisure, Inc..............................        8,000        133,750
  Chartwell Re Corp....................................        4,800        162,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Chase Corp..........................................        2,300   $     30,188
  *Chase Industries, Inc...............................        6,000        146,250
  *Chattem, Inc........................................        4,700         71,969
  *Check Technology Corp...............................        3,100         12,303
  *#Checkers Drive-In Restaurant, Inc..................       12,000         13,313
  *Checkfree Corp......................................       24,900        650,513
  *Checkmate Electronics, Inc..........................        2,500         18,438
  *Checkpoint System, Inc..............................       20,400        328,950
  *#Cheesecake Factory, Inc............................        6,600        203,363
  Chemed Corp..........................................        5,900        230,838
  *Chemfab Corp........................................        4,850        111,247
  Chemfirst, Inc.......................................       13,600        364,650
  Chemical Financial Corp..............................        5,130        208,727
  *#Chemtrak, Inc......................................        4,400          5,363
  *Cherry Corp. Class A................................        3,000         45,844
  *Cherry Corp. Class B................................        1,800         26,325
  #Chesapeake Energy Corp..............................       37,000        284,438
  Chesapeake Utilities Corp............................        2,700         54,675
  Chester Valley Bancorp...............................          288          7,704
  *Chic by His, Inc....................................        4,900         36,138
  *Chicago Miniature Lamp Corp.........................        9,500        319,438
  Chicago Rivet & Machine Co...........................          200          5,950
  *Chicos Fas, Inc.....................................        4,500         32,625
  *Children's Comprehensive Services, Inc..............        3,150         54,141
  *Children's Discovery Centers of America, Inc. Class
    A..................................................        3,200         26,000
  *Childrens Broadcasting Corp.........................        3,700         13,991
  *Childtime Learning Centers, Inc.....................        2,300         31,769
  *Chips & Technologies, Inc...........................       12,400        191,038
  Chittenden Corp......................................        6,733        297,094
  *#Chock Full O' Nuts Corp............................       10,130         72,809
  *Cholestech Corp.....................................        6,700         88,566
  *Christiana Companies, Inc...........................        9,000        337,500
  *Chromcraft Revington, Inc...........................        1,000         31,625
  *Chronimed, Inc......................................        9,400        108,688
  *Chrysalis International Corp........................        6,800         26,775
  Church & Dwight Co., Inc.............................       11,700        343,688
  *Chyron Corp.........................................       10,600         46,375
  *Ciber, Inc..........................................        6,800        299,200
  *Cidco, Inc..........................................        8,600        175,763
  Cilcorp, Inc.........................................        8,200        359,775
  *Cima Laboratories, Inc..............................        6,500         37,781
  *Cinergi Pictures Entertainment, Inc.................        2,800          6,563
  *Ciprico, Inc........................................        2,500         31,484
  Circle International, Inc............................        9,900        249,975
  *Circon Corp.........................................        7,390        113,159
  *Circuit City Stores, Inc. (Circuit City Group)......       10,500        344,531
  *Circuit Systems, Inc................................        2,600         11,538
  *Citadel Holding Corp................................        3,200         13,000
  *Citation Computer System, Inc.......................        1,500         10,219
  *Citation Corp.......................................       12,400        211,575
  Citfed Bancorp, Inc..................................        4,250        215,156
  Citizens Bancshares, Inc.............................        2,500        155,313
  Citizens Banking Corp................................        8,400        245,700
  *Citizens, Inc. Class A..............................       12,200         84,638
  City Holding Co......................................        3,242        133,733
  *Civic Bancorp.......................................        2,835         45,892
  Clarcor, Inc.........................................        8,900        263,663
  *Claremont Technology Group, Inc.....................        9,000        163,688
  *Clark (Dick) Productions, Inc.......................        3,200         45,600
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Clean Harbors, Inc..................................        5,000   $      9,766
  Cleveland Cliffs, Inc................................        6,800        293,250
  *Clintrials Research, Inc............................       15,900        136,144
  *Coach USA...........................................        9,800        273,175
  Coachmen Industries, Inc.............................       15,100        335,975
  *Coast Distribution System...........................        4,000         13,500
  Coastal Bancorp, Inc.................................        2,500         72,813
  *#Coastal Physician Group, Inc.......................       11,900         13,388
  *Coastcast Corp......................................        4,400         61,875
  Cobancorp, Inc.......................................          206          8,472
  *Cobra Electronic Corp...............................        3,100         24,606
  Coca-Cola Bottling Co. Consolidated..................        5,200        319,475
  *Cocensys, Inc.......................................       17,600         60,500
  *Code-Alarm, Inc.....................................          800          1,900
  *Coeur d'Alene Mines Corp. ID........................       13,100        112,988
  *Cognitronics Corp...................................        2,100         37,669
  *Coherent Communications Systems Corp................        9,100        247,691
  *Coherent, Inc.......................................        6,800        255,425
  *Coho Energy, Inc....................................       14,100        143,644
  *Cohr, Inc...........................................        3,800         46,906
  Cohu, Inc............................................        8,200        290,588
  *Cold Metal Products, Inc............................        3,500         21,000
  *Cole (Kenneth) Productions, Inc. Class A............        5,000         83,438
  *Cole National Corp. Class A.........................        8,100        279,450
  Collagen Corp........................................        4,800         95,400
  *Collagenex Pharmaceuticals, Inc.....................        2,000         27,375
  *Collins & Aikman Corp...............................       46,300        410,913
  Collins Industries, Inc..............................        5,100         34,106
  Colonial Gas Co......................................        8,050        201,753
  *Columbia Banking System, Inc........................        3,253         86,611
  *Columbia Laboratories, Inc..........................       19,800        272,250
  *Columbus Energy Corp................................        1,625         14,016
  Columbus McKinnon Corp...............................        7,100        165,075
  *Comarco, Inc........................................        2,900         69,238
  *Comdial Corp........................................        6,900         73,313
  *#Comforce Corp......................................        7,400         55,963
  Commerce Bancorp, Inc................................        9,570        401,342
  Commercial Bancshares, Inc...........................        1,365         33,528
  Commercial Bank of New York..........................        1,700         38,569
  Commercial Federal Corp..............................        6,613        317,837
  Commercial Intertech Corp............................        7,100        126,913
  Commercial Metals Co.................................        9,100        299,731
  *Commnet Cellular, Inc...............................        8,200        289,563
  *#Commodore Applied Technologies, Inc................        2,000          3,375
  *Commodore Applied Technologies, Inc. (Private
    Placement).........................................       16,600         25,211
  Commonwealth Bancorp, Inc............................       10,300        207,931
  Commonwealth Energy System...........................       12,900        368,456
  Commonwealth Industries, Inc.........................        8,200        137,350
  *Communications Central, Inc.........................        3,600         36,225
  Communications Systems, Inc..........................        6,300        115,369
  Community Bank System, Inc...........................        4,500        129,938
  Community First Bankshares, Inc......................       12,012        569,069
  *Community Medical Transport, Inc....................        2,400          4,125
  Community Trust Bancorp, Inc.........................        6,060        184,830
  *Comnet Corp.........................................        1,900         14,725
  *Compdent Corp.......................................        6,100        126,194
  *Competitive Technologies, Inc.......................        3,000         26,250
  *#Complete Management, Inc...........................        5,033         83,674

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Comprehensive Care Corp.............................        2,500   $     22,031
  *Comptek Research, Inc...............................        2,600         18,850
  *Compucom Systems, Inc...............................       31,900        328,969
  *Computational Systems, Inc..........................        2,700         79,650
  Computer Data Systems, Inc...........................        5,700        231,206
  *Computer Horizons Corp..............................       17,530        580,681
  Computer Language Research, Inc......................       11,500        134,406
  *Computer Manangement Sciences, Inc..................        7,900        129,856
  *Computer Network Technology Corp....................       18,300         73,772
  *Computer Outsourcing Services, Inc..................        1,900         16,744
  *#Computer Products, Inc.............................       15,900        314,522
  Computer Task Group, Inc.............................       11,200        352,800
  *Computervision Corp.................................       44,500        161,313
  *Computrac, Inc......................................        2,400          2,400
  *Comshare, Inc.......................................        5,900         34,663
  *Comstock Resources, Inc.............................       13,900        182,438
  *Comtech Telecommunications Corp.....................        1,000          4,547
  *Concentra Corp......................................        2,700         14,597
  *Concentra Managed Care, Inc.........................        8,037        272,505
  *Concord Camera Corp.................................        7,500         31,641
  *Concord Fabrics, Inc. Class A.......................          700          6,278
  *Concurrent Computer Corp............................       23,300         66,259
  *Conductus, Inc......................................        3,400         15,725
  *Cone Mills Corp. NC.................................       15,700        123,638
  *Congoleum Corp. Class A.............................        1,900         19,356
  *Conmed Corp.........................................        9,575        226,209
  Connecticut Energy Corp..............................        5,500        142,313
  Connecticut Water Services, Inc......................        1,100         33,413
  *Connitics Corp......................................        6,600         18,975
  *Consep, Inc.........................................        4,300          8,197
  *Consilium, Inc......................................        6,900         23,503
  *Conso Products Co...................................        3,550         28,178
  *Consolidated Delivery and Logistics, Inc............        3,000          7,875
  *Consolidated Graphics, Inc..........................        7,400        353,813
  *Consolidated Products, Inc..........................        9,292        178,871
  *Consolidated Stainless, Inc.........................        2,200          1,031
  Consolidated Tokoma Land Co..........................        3,100         58,125
  *#Consumer Portfolio Services, Inc...................        9,000         93,375
  Consumers Water Co...................................        5,200         97,663
  *Continental Can, Inc. DE............................        1,200         26,400
  *Continental Circuits Corp...........................        4,300         79,013
  #Continental Homes Holding Corp......................        3,300        107,456
  *Converse, Inc.......................................       10,400         76,050
  Cooker Restaurant Corp...............................        6,000         59,625
  *Cooper Companies, Inc...............................        7,800        304,688
  *Cooperative Bankshares, Inc.........................        1,400         24,063
  *Copart, Inc.........................................        7,600        132,525
  *Copley Pharmaceutical, Inc..........................       11,500         81,938
  *Copytele, Inc.......................................       40,400        142,663
  *Cor Therapeutics, Inc...............................       12,000        273,750
  *Coram Healthcare Corp...............................       22,100         80,113
  *Corcom, Inc.........................................        1,900         18,644
  *Core Materials Corp.................................        1,800          6,750
  *Core, Inc...........................................        4,300         45,016
  *Cornerstone Imaging, Inc............................        3,600         17,213
  *Corporate Express, Inc..............................        3,410         53,601
  *Correctional Services Corp..........................        3,800         42,156
  *Corrpro Companies, Inc..............................        3,100         43,788
  *Cort Business Services Corp.........................        6,400        213,200
  *Cortech, Inc........................................        7,200          4,500
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Corus Bankshares, Inc................................        8,900   $    310,944
  *Corvas International, Inc...........................        8,200         36,900
  *Corvel Corp.........................................        1,000         36,875
  *Cosmetic Centers, Inc. Class C......................          451          1,409
  *Cotelligent Group, Inc..............................        5,900        113,206
  Cotton States Life Insurance Co......................        1,687         31,315
  Courier Corp.........................................          800         22,200
  *Covenant Transport, Inc. Class A....................        6,100         97,028
  *Coventry Corp.......................................       22,200        333,000
  Covest Bancshares, Inc...............................        1,500         39,750
  *Coyote Network Systems, Inc.........................        2,069         14,257
  Craftmade International, Inc.........................        3,000         30,469
  *#Craig (Jenny), Inc.................................       12,900         96,750
  *Craig Corp..........................................        1,600         30,600
  *Creative Biomolecules, Inc..........................       23,100        181,913
  *#Creative Computers, Inc............................        5,900         71,169
  *Credence Systems Corp...............................       15,250        408,414
  *Credit Acceptance Corp..............................       31,500        163,406
  *Cree Research, Inc..................................        7,400        158,869
  *Criticare Systems, Inc..............................        4,500         18,281
  Cross (A.T.) Co. Class A.............................       11,800        127,588
  Cross Timbers Oil Co.................................       17,300        401,144
  *Crossman Communities, Inc...........................        6,000        136,500
  *Crowley, Milner & Co................................        1,000         10,250
  *Crown Books Corp....................................        2,700         20,166
  *Crown Central Petroleum Corp. Class A...............        2,200         44,275
  *Crown Central Petroleum Corp. Class B...............        2,600         49,400
  Crown Crafts, Inc....................................        4,000         65,000
  *#Crown Resources Corp...............................       12,400         53,863
  *Crown Vantage, Inc..................................        4,500         45,000
  *Crown-Andersen, Inc.................................        1,000          6,750
  *Cruise America, Inc.................................        2,600         23,888
  *Cryolife, Inc.......................................        5,800         84,463
  *Crystal Oil Co......................................        1,200         46,800
  Cubic Corp...........................................        4,500        144,563
  *Cuisine Solutions, Inc..............................        5,400          7,256
  Culp, Inc............................................       13,518        251,773
  *Curative Health Services, Inc.......................        7,400        211,363
  Curtiss-Wright Corp..................................        3,000        229,313
  *Cyanotech Corp......................................       10,300         41,361
  *Cyberguard Corp.....................................        4,400         28,050
  *Cyberonics, Inc.....................................       11,200        127,400
  *Cyberoptics Corp....................................        2,700         73,406
  *Cybex Corp..........................................        3,900        101,400
  *Cybex International, Inc............................        4,100         44,588
  *Cygnus, Inc.........................................       11,200        254,100
  *Cypros Pharmaceutical Corp..........................        8,100         42,019
  *Cyrk, Inc...........................................        8,200         95,838
  *Cytel Corp..........................................       15,000         29,766
  *Cytogen Corp........................................       40,825        131,405
  *Cytotherapeutics, Inc...............................       13,200         67,238
  *Cytrx Corp..........................................        3,800         15,794
  *Cytyc Corp..........................................       10,300        223,381
  D&N Financial Corp...................................        6,800        165,325
  *DBA Systems, Inc....................................        2,700         19,069
  *DBT Online, Inc.....................................        1,380         35,535
  *DDL Electronics, Inc................................        6,500          4,875
  *DII Group, Inc......................................       14,600        327,588
  *DIY Home Warehouse, Inc.............................        5,300         21,200
  *DLB Oil & Gas, Inc..................................        1,300         14,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *DM Management Co....................................        2,700   $     48,094
  *DNAP Holding Corp...................................        1,270          5,953
  DR Horten, Inc.......................................       26,052        464,051
  *#DRS Technologies, Inc..............................        2,500         30,781
  *#DSP Communications, Inc............................       30,100        482,541
  *DSP Group, Inc......................................        5,800        189,950
  *DSP Technology, Inc.................................          800          8,600
  DT Industries, Inc...................................        6,800        189,338
  *DVI, Inc............................................        5,500        100,375
  *Daily Journal Corp..................................          200          8,100
  *Dairy Mart Convenience Stores, Inc. Class A.........        1,600          7,200
  *Daisytek International Corp.........................        3,300        128,700
  *Dakota Mining Corp..................................        5,363          1,676
  *Dakotah, Inc........................................        1,800          3,656
  *Damark International, Inc. Class A..................        4,200         51,975
  Dames & Moore, Inc...................................       10,900        134,888
  Daniel Industries, Inc...............................       10,296        191,120
  *Darling International, Inc..........................        7,500         72,188
  Dart Group Corp. Class A.............................          700         81,725
  *Data Broadcasting Corp..............................       27,445        193,830
  *#Data Dimensions, Inc...............................        7,000        127,094
  *Data I/O Corp.......................................        3,400         25,075
  *Data Processing Resources Corp......................        6,500        148,281
  *#Data Race, Inc.....................................        2,400         11,400
  Data Research Association, Inc.......................        2,600         34,288
  *Data Systems & Software, Inc........................        3,700         19,772
  *Data Systems Network Corp...........................          165          1,918
  *Data Translation, Inc...............................        1,450          4,622
  *Data Transmission Network Corp......................        6,100        164,509
  *Dataflex Corp.......................................        2,800         11,988
  *Datakey, Inc........................................        1,000          4,031
  *Datamarine International, Inc.......................          200            838
  *Datametrics Corp....................................        4,800         11,100
  *Datapoint Corp......................................        8,800         25,300
  *Dataram Corp........................................        1,400         12,075
  *Datascope Corp......................................       10,000        253,750
  *Datastream Systems, Inc.............................        5,000        158,750
  *Dataware Technologies, Inc..........................        3,900         12,431
  *Datawatch Corp......................................        4,600         12,506
  *Dataworks Corp......................................        6,874        131,036
  *Datron Systems, Inc.................................        1,800         18,338
  *Datum, Inc..........................................        3,100         58,319
  *Davco Restaurants, Inc..............................        3,000         58,875
  *Dave and Busters, Inc...............................        6,600        171,600
  *Davel Communications Group, Inc.....................        2,500         60,938
  *Davox Corp..........................................        6,850        226,050
  *#Daw Technologies, Inc..............................        7,400         15,031
  *Dawson Geophysical Co...............................        2,100         40,031
  Daxor Corp...........................................        2,400         28,800
  *Day Runner, Inc.....................................        3,200        125,200
  *Dayton Superior Corp. Class A.......................        2,100         35,700
  Deb Shops, Inc.......................................        9,800         56,350
  *Deckers Outdoor Corp................................        4,800         40,050
  Decorator Industries, Inc............................        1,250         11,406
  *Deeptech International, Inc.........................       12,200        134,963
  Defiance, Inc........................................        7,600         60,444
  *Deflecta-Shield Corp................................        1,900         29,866
  *Del Global Technologies Corp........................        3,610         35,649
  Del Laboratories, Inc................................       12,088        440,457
  *Delphi Financial Group, Inc. Class A................        1,591         63,839
  Delta Natural Gas Co., Inc...........................        1,200         21,750
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Delta Woodside Industries, Inc.......................       15,400   $     90,475
  *Deltic Timber Corp..................................       10,000        289,063
  *Denamerica Corp.....................................        7,200         18,900
  *Dendrite International, Inc.........................        6,000        114,375
  *Dense-Pac Microsystems, Inc.........................       10,300         35,406
  *Department 56, Inc..................................       12,500        364,844
  *Depotech Corp.......................................        7,200        110,475
  *Designer Holdings, Ltd..............................       22,500        210,938
  *Designs, Inc........................................       11,700         40,036
  *Desktop Data, Inc...................................        5,200         40,706
  *Detection Systems, Inc..............................        2,900         42,775
  *Detrex Corp.........................................          500          5,156
  *Detroit Diesel Corp.................................       19,300        440,281
  *Devcon International Corp...........................        2,000          9,875
  *Devlieg-Bullard, Inc................................        7,500         32,344
  *Devon Group, Inc....................................        3,700        151,238
  *Dewolfe Companies, Inc..............................          200          1,150
  *Diagnostic Health Services, Inc.....................        8,000         94,250
  Diagnostic Products Corp.............................        8,100        224,775
  *Dialogic Corp.......................................       10,300        431,956
  *#Diametrics Medical, Inc............................       13,800         79,781
  *Diamond Multimedia Systems, Inc.....................       23,000        227,844
  *Dianon Systems, Inc.................................        3,400         28,688
  *Digene Corp.........................................        9,100         83,606
  *Digi International, Inc.............................        8,000        156,500
  *Digital Biometrics, Inc.............................        6,800         13,919
  *Digital Communications Technology Corp..............        2,520            630
  *Digital Generation Systems, Inc.....................        6,500         23,156
  *Digital Link Corp...................................        4,600        104,938
  *Digital Microwave Corp..............................       25,800        409,575
  *Digital Power Corp..................................        1,000          8,125
  *Digital Sound Corp..................................        7,900          9,134
  Dime Bancorp, Inc....................................        6,508        157,819
  Dime Financial Corp..................................        2,300         71,731
  *Diodes, Inc.........................................        2,500         30,000
  *Dionex Corp.........................................        7,200        360,450
  *Discount Auto Parts, Inc............................       11,300        211,169
  *Dixie Group, Inc....................................        6,700         73,700
  *Dixon Ticonderoga Co................................        1,300         18,281
  *Documentum, Inc.....................................        9,900        305,663
  *#Dominion Bridge Corp...............................        7,300         14,258
  *Dominion Homes, Inc.................................        3,100         28,239
  Donegal Group, Inc...................................        2,400         49,800
  Donnelly Corp. Class A...............................        5,875        107,953
  *Donnkenny, Inc......................................        8,400         28,875
  *Dorsey Trailers, Inc................................        3,000          8,438
  Dover Downs Entertainment, Inc.......................        1,000         22,313
  Downey Financial Corp................................       17,787        489,143
  *Dravo Corp..........................................        8,900         88,444
  *Dress Barn, Inc.....................................       13,600        351,900
  *Drew Industries, Inc................................        4,800         61,200
  *#Drexler Technology Corp............................        5,300         59,128
  Dreyer's Grand Ice Cream, Inc........................       16,400        389,500
  *Drug Emporium, Inc..................................        7,900         31,106
  *#Drypers Corp.......................................        2,500         13,984
  *Duckwall-Alco Stores, Inc...........................        2,800         43,488
  *Ducommun, Inc.......................................        3,600        116,775
  Duff & Phelps Credit Rating Co.......................        3,200        115,000
  *Durakon Industries, Inc.............................        5,200         47,288
  *Duramed Pharmaceuticals, Inc........................       11,800         50,888
  *Dwyer Group, Inc....................................        2,800          5,775

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Dycom Industries, Inc...............................        5,300   $    119,250
  Dyersburg Corp.......................................        7,900         98,009
  *Dynamic Healthcare Technologies, Inc................       13,700         56,513
  *Dynamic Materials Corp..............................          700          5,688
  *Dynamics Research Corp..............................        3,158         39,672
  *Dynatech Corp.......................................       10,200        370,388
  E'town Corp..........................................        3,900        137,719
  *E-Z-Em, Inc. Class A................................        1,700         12,538
  *E-Z-Em, Inc. Class B................................        4,274         29,384
  *EA Engineering Science & Technology, Inc............        5,625         11,426
  *#EA Industries, Inc.................................        4,500         26,156
  *ECC International Corp..............................        5,800         22,838
  *ECCS, Inc...........................................        1,700         13,069
  *EFI Electronics Corp................................          800          1,925
  *EFTC Corp...........................................        3,000         44,813
  *EIS International, Inc..............................        9,100         60,288
  *ELXSI Corp..........................................        1,800         23,850
  EMC Insurance Group, Inc.............................        5,900         78,913
  *ERLY Industries, Inc................................        2,791         20,060
  *ESCO Electronics Corp. Trust Receipts...............       10,100        165,388
  ESELCO, Inc..........................................          218          8,775
  *ESSEF Corp..........................................        6,820        109,973
  *EZ Serve Corp.......................................       17,000          9,563
  Eagle Bancshares, Inc................................        3,400         64,813
  *Eagle Finance Corp..................................        2,100          3,413
  Eagle Financial Corp.................................        2,974        153,161
  *Eagle Food Centers, Inc.............................        8,100         40,500
  *Eagle Hardware & Garden, Inc........................       19,400        330,406
  *Eagle Point Software Corp...........................        4,500         15,609
  Easco, Inc...........................................        8,200         95,838
  Eastern Co...........................................        3,300         59,400
  *Eastern Environment Services, Inc...................       11,000        259,875
  Eastern Utilities Associates.........................       12,300        295,200
  *Eateries, Inc.......................................        1,500          7,406
  Eaton Vance Corp.....................................       11,100        387,806
  *Echostar Communications Corp. Class A...............        8,300        148,881
  *Eclipse Surgical Technologies, Inc..................          800          6,650
  *Ecogen, Inc.........................................        4,340         10,579
  Ecology & Environment, Inc. Class A..................          900         10,013
  *Edelbrock Corp......................................        2,600         42,250
  *#Edison Brothers Stores, Inc........................       11,000              0
  *Edison Control Corp.................................        1,000          4,656
  Edo Corp.............................................        3,000         26,625
  *Education Alternatives, Inc.........................        5,000         23,125
  Educational Development Corp.........................        1,800         10,181
  *Educational Insights, Inc...........................        2,700          6,623
  *Effective Management Systems, Inc...................        1,400          5,994
  *Egghead, Inc........................................       14,100        102,666
  *Ekco Group, Inc.....................................       11,100         77,700
  *El Chico Restaurants, Inc...........................        1,400         16,188
  *El Paso Electric Co.................................       15,000        101,250
  *Elantec Semiconductor, Inc..........................        5,400         32,738
  Elcor Corp...........................................        6,600        160,050
  *Elcotel, Inc........................................        4,900         31,850
  *Electric Fuel Corp..................................        8,500         55,516
  *Electro Rent Corp...................................        8,400        314,475
  *Electro Scientific Industries, Inc..................        5,900        245,219
  *Electroglas, Inc....................................       10,900        205,056
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Electromagnetic Sciences, Inc.......................        9,000   $    160,875
  *Electronic Retailing System International, Inc......        2,300         12,794
  Electronic Tele Communications, Inc. Class A.........        1,000          2,281
  *#Elek-Tek, Inc......................................        4,000            400
  Ellett Brothers, Inc.................................        3,000         17,063
  *Eltron International, Inc...........................        4,000        126,500
  *Embrex, Inc.........................................        4,900         28,481
  *Emcee Broadcast Products, Inc.......................        2,000          6,688
  *Emcon...............................................        4,200         23,231
  *Emcor Group, Inc....................................        4,400         86,350
  Emerald Isle Bancorp, Inc............................          250          8,031
  *Emergent Group, Inc.................................        4,000         53,250
  *Emerson Radio Corp..................................       16,100          8,050
  *Emisphere Technologies, Inc.........................        5,700        115,247
  *Emmis Broadcasting Corp. Class A....................        4,200        189,131
  *Empi, Inc...........................................        4,200         91,350
  Empire District Electric Co..........................        9,800        184,363
  *#Empire of Carolina, Inc............................        4,400          8,800
  *Employee Solutions, Inc. Class B....................       24,100        133,303
  *Emulex Corp.........................................        3,050         48,609
  *Encad, Inc..........................................        6,700        260,044
  *Encore Computer Corp................................       14,700          5,976
  *Encore Wire Corp....................................        5,350        184,241
  *Endosonics Corp.....................................        9,700        113,369
  Energen Corp.........................................        7,800        296,400
  *Energy Biosystems Corp..............................        7,100         27,291
  *Energy Research Corp................................        2,000         29,250
  Energy West, Inc.....................................          200          1,769
  Energynorth, Inc.....................................        2,400         55,350
  Engineered Support Systems, Inc......................        1,200         25,875
  *Engineering Measurements Co.........................        1,000          5,359
  #Engle Homes, Inc....................................        3,500         51,297
  Enhance Financial Services Group, Inc................        7,100        396,713
  *Enlighten Software Solutions, Inc...................        1,100          2,716
  Ennis Business Forms, Inc............................        8,900         88,444
  *Enstar, Inc.........................................        1,300         10,563
  *Envirogen, Inc......................................        3,700          8,383
  *Environmental Elements Corp.........................        4,200         11,550
  *Environmental Technologies Corp.....................        3,200         21,800
  *Environmental Tectonics Corp........................        1,500         13,688
  *Envirotest Systems Corp. Class A....................        9,700         53,350
  *#Envoy Corp.........................................        9,100        280,963
  *Enzo Biochem, Inc...................................       14,000        226,625
  *Enzon, Inc..........................................       23,400        139,669
  *Epitope, Inc........................................       10,200         62,156
  *Equimed, Inc........................................        2,250         40,641
  *#Equinox Systems, Inc...............................        1,900         34,972
  *Equitex, Inc........................................        1,200          1,163
  *Equitrac Corp.......................................        1,300         21,856
  *Equity Corp. International..........................       14,500        309,938
  *Equity Marketing, Inc...............................        2,800         81,025
  *Equity Oil Co.......................................       10,200         33,788
  *Ergo Science Corp...................................        7,800        130,163
  Eskimo Pie Corp......................................        1,300         13,731
  Espey Manufacturing & Electronics Corp...............          400          6,900
  Essex County Gas Co..................................          800         25,100
  *Esterline Technologies Corp.........................        4,200        148,575
  *Ethyl Corp..........................................       10,000         89,375

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Evans & Sutherland Computer Corp....................        4,500   $    138,375
  *Evans Systems, Inc..................................        1,050          1,870
  *Evans, Inc..........................................        1,000          2,406
  *Everen Capital Corp. Class A........................        4,300        171,463
  Evergreen Bancorp, Inc. DE...........................        5,500        130,281
  *Evergreen Resources, Inc............................        5,600         87,150
  *Exabyte Corp........................................       13,400        131,069
  *Exar Corp...........................................        4,900        122,806
  *Excalibur Technologies Corp.........................       12,500        136,719
  Excel Industries, Inc................................        6,400        124,400
  *Excel Technology, Inc...............................        7,300         92,391
  *#Excite, Inc........................................        2,000         51,313
  Executive Risk, Inc..................................        5,700        370,500
  *Executive Telecard, Ltd.............................        9,500         24,641
  *Executone Information Systems, Inc..................       28,800         62,550
  Exide Corp...........................................       14,900        355,738
  *Exogen, Inc.........................................        5,700         21,909
  Expeditors International of Washington...............       12,100        466,228
  *Expert Software, Inc................................        2,500         16,406
  *Express Scripts, Inc. Class A.......................        4,500        266,625
  *Ezcorp, Inc. Class A Non-Voting.....................        6,300         71,466
  F & M Bancorp (MD)...................................        2,390         85,443
  F & M Bancorporation, Inc............................        3,410        127,023
  F & M National Corp..................................       12,200        388,113
  FBL Financial Group, Inc. Class A....................        7,500        296,250
  FCB Financial Corp...................................        2,000         54,750
  FCNB Corp............................................        1,008         29,484
  FDP Corp.............................................        3,250         33,516
  *FEI Co..............................................        8,900        144,625
  FFLC Bancorp.........................................        2,000         45,500
  FFVA Financial Corp..................................        2,700         90,788
  FFY Financial Corp...................................        2,500         74,688
  *FLIR Systems, Inc...................................        2,700         51,975
  *FM Properties, Inc..................................       10,300         51,178
  FNB Rochester Corp...................................        1,400         23,888
  *FPA Corp............................................        2,000          2,313
  *FPA Medical Management, Inc.........................       15,348        396,170
  *FRP Properties, Inc.................................        2,500         86,875
  FSF Financial Corp...................................        1,800         35,888
  *FSI International, Inc..............................       13,500        206,297
  *FTP Software, Inc...................................       22,600         51,203
  Fab Industries, Inc..................................        4,500        133,875
  *Fabri-Centers of America, Inc. Class A..............        3,500         73,281
  *Fabri-Centers of America, Inc. Class B..............        3,400         68,425
  *Factset Research Systems, Inc.......................        2,000         50,500
  *Failure Group, Inc..................................        4,300         40,581
  Fair, Isaac & Co., Inc...............................        8,100        347,288
  *Fairchild Corp. Class A.............................        8,400        190,575
  *Fairfield Communities, Inc..........................       10,200        472,388
  Falcon Products, Inc.................................        5,800         89,175
  *#Family Golf Centers, Inc...........................        7,100        201,906
  *Fansteel, Inc.......................................        4,000         35,500
  *Farah, Inc..........................................        9,100         47,206
  Farmer Brothers Co...................................          200         31,900
  *Farr Co.............................................        3,400         53,338
  Farrel Corp..........................................        2,400          8,475
  *#Fastcomm Communications Corp.......................        5,900         21,572
  *Faulding Corp.......................................       10,100        133,194
  *Featherlite Manufacturing, Inc......................        3,100         24,219
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Fed One Bancorp......................................          600   $     14,775
  Fedders Corp.........................................       11,400         66,263
  Fedders Corp. Class A................................        7,700         43,794
  Federal Screw Works..................................        1,800        108,225
  *Female Health Co....................................        5,200         22,425
  *Ferrofluidics Corp..................................        3,031         18,754
  *Fibermark, Inc......................................        2,400         50,850
  *Fiberstars, Inc.....................................        2,000         11,250
  Fidelity Bancorp, Inc. Delaware......................        1,300         29,738
  Fidelity Federal Bancorp.............................        1,100         10,725
  Fidelity National Financial, Inc.....................        8,390        218,140
  *Fieldcrest Cannon, Inc..............................        4,500        151,594
  *Figgie International, Inc. Class A..................        9,100        125,978
  *Figgie International, Inc. Class B..................        2,500         32,500
  *Filenes Basement Corp...............................       17,400        109,294
  *Filenet Corp........................................        9,100        249,681
  Financial Bancorp., Inc..............................        1,000         24,938
  *Financial Federal Corp..............................        8,850        188,616
  *Finish Line, Inc. Class A...........................       10,600        201,400
  *Finishmaster, Inc...................................        3,000         22,688
  First Albany Companies, Inc..........................        2,179         32,288
  *First Alert, Inc....................................       16,100         45,281
  First American Financial Corp........................        6,900        422,625
  *First American Health Concepts, Inc.................        1,100          4,331
  First Bancorp........................................          400         11,900
  First Bell Bancorp, Inc..............................        3,300         58,163
  *First Cash, Inc.....................................        1,900         15,497
  First Central Financial Corp.........................        9,300          5,231
  First Charter Corp...................................        2,980         73,569
  First Citizens Bancshares, Inc. NC...................        1,700        187,425
  First Colorado Bancorp...............................        8,255        188,833
  First Commonwealth Financial Corp....................       13,300        338,319
  First Defiance Financial Corp........................        4,959         76,555
  *#First Enterprise Financial Group, Inc..............        2,000          6,000
  First Essex Bancorp..................................        3,700         72,844
  First Federal Capital Corp...........................        4,650        129,038
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        1,500         55,500
  First Financial Bancorp..............................        6,380        304,645
  First Financial Bankshares, Inc......................        5,012        221,468
  First Financial Holdings, Inc........................        3,000        127,688
  First Franklin Corp..................................          200          5,175
  First Georgia Holdings, Inc..........................          450          3,755
  First Home Bancorp, Inc. NJ..........................          266          6,185
  First Indiana Corp...................................        8,048        210,254
  *First Investors Financial Services Group, Inc.......        2,500         18,438
  *First Keystone Financial, Inc.......................          500         16,313
  First Liberty Financial Corp.........................        5,300        145,419
  *#First Merchants Acceptance Corp....................        3,300            103
  First Merchants Corp.................................        3,300        110,963
  First Midwest Bancorp, Inc...........................       11,575        455,042
  First Midwest Financial, Inc.........................        1,400         28,613
  First Mutual Bancorp, Inc............................        2,200         44,000
  First Mutual Savings Bank............................          435          7,857
  First Northern Capital Corp..........................        5,300         70,225
  First Oak Brook Bancshares, Inc. Class A.............          700         28,875
  First Palm Beach Bancorp, Inc........................        3,000        117,000
  *First Republic Bank.................................        6,000        165,750
  First Savings Bancorp, Inc. North Carolina...........        2,400         57,600

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  First Savings Bank...................................        7,400   $    186,388
  First Source Corp....................................        6,850        196,509
  *First Team Sports, Inc..............................        2,900         11,056
  First Western Bancorp, Inc...........................        5,775        160,256
  First Years, Inc.....................................        2,200         52,250
  Firstbank of Illinois Co.............................        9,300        295,566
  *FirstFed Financial Corp. DE.........................        6,300        229,950
  First Federal Financial Services Corp................        2,802        123,989
  *Fischer Imaging Corp................................        4,400         25,300
  Flag Financial Corp..................................          800         14,900
  *Flagstar Companies, Inc.............................       15,500          2,945
  Flamemaster Corp.....................................          206            753
  Fleming Companies, Inc...............................       22,700        377,388
  Flexsteel Industries, Inc............................        6,200         72,850
  Florida Public Utilities Co..........................          500         11,375
  Florida Rock Industries, Inc.........................       11,200        291,200
  *Florsheim Group, Inc................................        4,300         38,834
  *Flow International Corp.............................        8,700         86,184
  Flowserve Corp.......................................       23,473        630,837
  Fluke Corp...........................................       11,000        261,250
  *Fluor Daniel/GTI, Inc...............................        1,265         11,780
  Flushing Financial Corp..............................        3,600         79,200
  *Foamex International, Inc...........................       17,700        195,806
  *Foilmark, Inc.......................................        1,600          5,075
  *Foodarama Supermarkets, Inc.........................          300          6,638
  *Foodmaker, Inc......................................       29,900        463,450
  *Foothill Independent Bancorp........................        2,947         47,889
  *Forcenergy, Inc.....................................       11,485        356,753
  *Forefront Group, Inc................................        3,200         25,500
  Foremost Corp. of America............................        5,000        303,438
  *#Forensic Technologies International Corp...........        3,000         36,281
  Forest City Enterprises, Inc. Class A................        3,900        222,788
  Forest City Enterprises, Inc. Class B................        1,950        112,125
  *Forest Oil Corp.....................................       15,540        247,669
  Fort Wayne National Corp.............................       10,550        402,219
  *Forte Software, Inc.................................       11,200        112,700
  *Fortune Natural Resources Corp......................        6,100         16,775
  *Fossil, Inc.........................................        7,100        157,088
  *Foster (L.B.) Co. Class A...........................       20,900        109,725
  *Fountain Oil, Inc...................................       14,000         15,313
  *Fountain Powerboat Industries, Inc..................        2,800         32,725
  *Four Kids Entertainment, Inc........................        1,100          3,988
  *Four Media Co.......................................        2,000         15,375
  *Fourth Shift Corp...................................        5,800         17,581
  Frankfort First Bancorp, Inc.........................        1,700         16,044
  Franklin Bank National Associaton Southfield, MI.....        1,323         21,995
  *Franklin Covey Co...................................       17,000        360,188
  Franklin Electric Co., Inc...........................        3,200        183,800
  *Franklin Electronic Publishers, Inc.................        6,500         92,625
  Freds, Inc. Class A..................................        5,600        137,200
  Freeport McMoran, Inc................................        8,000        252,000
  *French Fragrances, Inc..............................        6,200         61,225
  Frequency Electronics, Inc...........................        2,400         62,400
  *Fresh America Corp..................................        1,400         34,125
  *Fresh Choice, Inc...................................        2,800         11,813
  Friedman Industries, Inc.............................        6,821         47,747
  *Friedmans, Inc. Class A.............................        7,700        112,131
  Frisch's Restaurants, Inc............................       13,983        185,275
  *Fritz Companies, Inc................................       17,800        233,625
  Frontier Adjusters of America, Inc...................        1,000          3,125
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Frontier Insurance Group, Inc........................       10,900   $    262,281
  Frozen Food Express Industries, Inc..................       11,707        115,607
  *#Fuisz Technologies, Ltd............................       14,500        128,688
  Fuller (H.B.) Co.....................................        8,500        418,625
  Fulton Financial Corp................................          962         29,341
  *Funco, Inc..........................................        3,000         56,625
  *Fund American Enterprises Holdings, Inc.............        3,200        392,400
  *Fuqua Enterprises, Inc..............................        3,600        109,350
  Furon Co.............................................        5,400        213,300
  G & K Services, Inc. Class A.........................       11,400        423,225
  *G-III Apparel Group, Ltd............................        3,200         16,700
  GBC Bancorp..........................................        3,300        180,881
  *GC Companies, Inc...................................        3,900        169,163
  *GKN Holding Corp....................................        5,600         23,450
  *GNI Group, Inc......................................        2,400         13,950
  *GRC International, Inc..............................        9,100         58,013
  *GT Bicycles, Inc....................................        5,900         40,009
  *GTI Corp............................................        5,300         31,469
  *GTS Duratek, Inc....................................        7,500         87,656
  *GZA Geoenvironmental Technologies, Inc..............        1,700          8,659
  *#Gadzooks, Inc......................................        5,200        144,625
  Gainsco, Inc.........................................       12,600        105,525
  *Galey & Lord, Inc...................................        7,000        126,000
  *Galileo Corp........................................        3,400         38,038
  Gallagher (Arthur J.) & Co...........................       13,100        468,325
  *Galoob Toys, Inc. DE................................       10,800        128,250
  *Game Financial Corp.................................        2,300         24,581
  Gamma Biologicals, Inc...............................        5,500         27,500
  *Gantos, Inc.........................................        4,550          5,403
  Garan, Inc...........................................        3,042         75,290
  *Garden Botanika, Inc................................        5,700         25,650
  *Garden Fresh Restaurant Corp........................        2,500         35,469
  *Garden Ridge Corp...................................       10,800        165,038
  *Gardenburger, Inc...................................        4,300         41,656
  *Gardner Denver Machinery, Inc.......................        6,000        225,000
  *Gasonics International, Inc.........................        8,150        108,497
  *Gatefield Corp......................................       11,400         17,991
  *Gaylord Container Corp. Class A.....................       42,000        286,125
  *#Geerling & Wade, Inc...............................        1,600          7,150
  *Gehl Co.............................................        3,100         70,719
  *Geltex Pharmaceuticals, Inc.........................        8,100        228,319
  Gencor Industries, Inc...............................        1,800         31,050
  Gencorp, Inc.........................................       15,900        398,494
  *Genelabs Technologies, Inc..........................       27,500         81,641
  *Genemedicine, Inc...................................       11,500         60,375
  *General Acceptance Corp.............................        1,800          3,994
  General Binding Corp.................................        7,900        240,950
  General Chemical Group, Inc..........................        4,800        132,300
  *General Cigar Holdings, Inc. Class B................        9,780        229,830
  *General Communications, Inc. Class A................       42,200        291,444
  *#General Datacomm Industries, Inc...................       11,700         61,425
  General Employment Enterprises, Inc..................        1,950         26,569
  *General Host Corp...................................       19,580        104,019
  General Housewares Corp..............................        1,500         14,063
  *General Magic, Inc..................................        5,000          8,906
  General Magnaplate Corp..............................          200          3,050
  *General Scanning, Inc...............................        6,000        156,750
  *General Semiconductor, Inc..........................       18,400        200,100

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *General Surgical Innovations, Inc...................       10,600   $     49,025
  *Genesco, Inc........................................       17,600        228,800
  Genesee Corp. Class B................................          200          8,975
  *#Geneva Steel Co. Class A...........................        9,200         23,000
  *Genicom Corp........................................        8,800        121,000
  *Genlyte Group, Inc..................................        8,900        154,081
  *Genome Therapeutics Corp............................       10,600         85,131
  Genovese Drug Stores, Inc. Class A...................        3,110         56,758
  *Genrad, Inc.........................................       16,000        425,000
  *Gensia Sicor, Inc...................................       43,100        216,847
  *Gensym Corp.........................................        5,300         28,653
  *Gentex Corp.........................................       19,500        478,969
  *Genus, Inc..........................................       13,400         57,369
  *Genzyme Transgenics Corp............................       10,300        104,609
  Geon Co..............................................       14,000        330,750
  George Mason Bankshares, Inc.........................        2,500         96,250
  *Geoscience Corp.....................................        3,000         36,750
  *#Geotek Communications, Inc.........................       52,800        103,125
  *Geoworks............................................       12,400        158,875
  Gerber Scientific, Inc...............................       18,600        372,000
  *Getty Petroleum Marketing, Inc......................       12,100         64,281
  Getty Realty Corp....................................        7,800        151,125
  *Giant Cement Holding, Inc...........................        4,900        118,519
  *Giant Group, Ltd....................................        1,400         10,500
  Giant Industries, Inc................................        6,700        123,113
  *Gibraltar Packaging Group, Inc......................        3,000          8,063
  *Gibraltar Steel Corp................................       11,100        228,244
  *Gibson Greetings, Inc...............................        9,800        231,219
  *Giga-Tronics, Inc...................................        1,600         16,150
  *Gilead Sciences, Inc................................        2,300         79,494
  *Gish Biomedical, Inc................................        1,300          6,338
  Glacier Bancorp, Inc.................................        2,313         48,573
  *Glacier Water Services, Inc.........................        1,200         36,150
  Gleason Corp.........................................        6,000        155,625
  *Glenayre Technologies, Inc..........................        5,700         62,344
  *Gliatech, Inc.......................................        6,700         72,025
  *Global Direct Mail Corp.............................       18,900        340,200
  *Global Industrial Technologies, Inc.................       16,800        300,300
  *Global Motorsport Group, Inc........................        2,600         35,913
  *Global Payment Technologies, Inc....................        3,300         33,000
  *Global Village Communication, Inc...................        8,900         17,522
  *Globalink, Inc......................................        2,700          8,438
  *Globe Business Resources, Inc.......................        2,700         56,194
  *Go Video, Inc.......................................        6,100         14,869
  *Golden Books Family Entertainment, Inc..............       18,500        174,594
  Golden Enterprises, Inc..............................        7,800         55,331
  *Good Guys, Inc......................................        8,200         67,650
  GoodMark Foods, Inc..................................        6,300        106,313
  *Goodys Family Clothing..............................        9,700        322,525
  Gorman-Rupp Co.......................................        5,175         97,031
  *Gottschalks, Inc....................................        5,200         44,525
  *Government Technology Services, Inc.................        3,200         17,000
  Graco, Inc...........................................       10,200        364,650
  *Gradco Systems, Inc.................................        3,900         31,688
  *Graham Corp.........................................        1,000         21,000
  *Graham-Field Health Products, Inc...................       13,400        200,163
  *Grand Casinos, Inc..................................       25,100        329,438
  Grand Premier Financial, Inc.........................        2,901         41,067
  Granite Construction, Inc............................       11,000        251,625
  Granite State Bankshares, Inc........................        1,200         26,775
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Gray Communications Systems, Inc.....................        1,600   $     44,100
  Great Financial Corp.................................        8,300        402,031
  Great Southern Bancorp, Inc..........................        4,200         93,188
  *Great Train Store Co., Inc..........................        1,600         11,200
  *Greate Bay Casino Corp..............................        4,467          4,607
  Greater Bay Bancorp..................................          879         45,433
  Green (A.P.) Industries, Inc.........................       11,100        129,038
  *Green Mountain Coffee, Inc..........................        1,700         13,281
  Green Mountain Power Corp............................        2,500         44,688
  *Greenbriar Corp.....................................        3,960         73,755
  Greenbrier Companies, Inc............................        7,400        126,725
  Grey Advertising, Inc................................          200         72,000
  *Greyhound Lines, Inc................................       41,100        161,831
  *Griffin Land & Nurseries, Inc. Class A..............        2,200         33,275
  *Griffon Corp........................................       51,500        801,469
  *Grist Mill & Co.....................................        3,400         31,663
  *Gristede's Sloans, Inc..............................        1,200          2,700
  *Group 1 Software, Inc...............................        3,000         25,500
  *Group Technologies Corp.............................        8,000         25,500
  *Grow Biz International, Inc.........................        2,900         35,163
  *Grubb & Ellis Co....................................       14,300        177,856
  *Gryphon Holdings, Inc...............................        2,800         46,025
  Guarantee Life Companies, Inc........................        4,600        115,288
  Guaranty National Corp...............................        9,007        323,126
  *Guest Supply, Inc...................................        3,100         42,625
  Guilford Mills, Inc..................................       15,350        388,547
  *Guilford Pharmaceuticals, Inc.......................       10,400        234,650
  *Gulfmark Offshore, Inc..............................        3,000        100,875
  *Gulfsouth Medical Supply, Inc.......................       10,200        334,688
  *Gull Laboratories, Inc..............................        2,900         29,906
  *Gundle/SLT Environmental, Inc.......................       13,700         67,644
  *Gymboree Corp.......................................       18,600        537,656
  HCC Insurance Holdings, Inc..........................        3,400         63,750
  *HCIA, Inc...........................................        6,300         75,797
  *HD Vest, Inc........................................        2,200         11,825
  *HEI, Inc............................................        2,000          8,875
  HF Financial Corp....................................        1,200         30,600
  *HMI Industries, Inc.................................        5,400         30,375
  *HMN Financial, Inc..................................        2,200         57,063
  *HMT Technology Corp.................................       28,000        367,500
  *HNC Software, Inc...................................        9,800        308,088
  *HPR, Inc............................................        2,000         53,188
  *HPSC, Inc...........................................        1,800         10,575
  *HS Resources, Inc...................................       10,200        162,563
  HUBCO, Inc...........................................       13,287        460,478
  *Ha-Lo Industries, Inc...............................       12,100        307,794
  Hach Co..............................................        5,725         60,828
  Hach Co. Class A.....................................        5,725         53,851
  *Hadco Corp..........................................        6,500        402,797
  *Haemonetics Corp....................................       21,100        309,906
  Haggar Corp..........................................        4,300         68,263
  *Hahn Automotive Warehouse, Inc......................        2,163         13,789
  *Hain Food Group, Inc................................        5,300         53,331
  Halifax Corp.........................................        1,000         11,000
  *#Halsey Drug Co., Inc...............................       11,200         23,800
  *Hammons (John Q.) Hotels, Inc. Class A..............        3,200         27,600
  *Hampshire Group, Ltd................................        1,400         26,600
  *Hampton Industries, Inc.............................        1,900         16,388
  Hancock Fabrics, Inc.................................       12,900        182,213
  Hancock Holding Co...................................        5,080        298,450

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Handleman Co........................................       25,600   $    171,200
  Handy & Harman.......................................        7,200        161,100
  *Hanger Orthopedic Group, Inc........................        7,500         92,813
  *Harbinger Corp......................................       11,400        346,275
  *Harbor Federal Bancorp, Inc.........................          700         14,963
  *Harcor Energy, Inc..................................       12,000         35,625
  *Harding Lawson Associates Group, Inc................        5,000         47,813
  Hardinge Brothers, Inc...............................        2,600         95,550
  *#Harken Energy Corp.................................       90,100        501,181
  #Harland (John H.) Co................................       20,000        413,750
  Harleysville Group, Inc..............................       16,200        379,688
  Harleysville National Corp PA........................        2,335         86,103
  Harmon Industries, Inc...............................        3,400         89,888
  *Harmonic Lightwaves, Inc............................        9,100        117,731
  *Harolds Stores, Inc.................................        2,199         15,118
  *Harris & Harris Group, Inc..........................        4,100         14,606
  Harris Financial, Inc................................       11,800        225,675
  *#Harry's Farmers Market, Inc. Class A...............        2,100          4,397
  *Hartmarx Corp.......................................       22,600        183,625
  *Harvey Entertainment Co.............................        2,000         28,250
  Harvey's Casino Resorts..............................        5,900        116,894
  Haskel International, Inc............................        1,900         22,978
  Hastings Manufacturing Co............................          350         14,350
  *Hathaway Corp.......................................        2,600          7,475
  *Hauser, Inc.........................................        6,400         42,800
  Haven Bancorp, Inc...................................        2,200         94,600
  Haverty Furniture Co., Inc...........................        4,400         56,513
  Haverty Furniture Co., Inc. Class A..................          200          2,500
  *Hawaiian Airlines, Inc..............................       24,100         96,400
  Hawkins Chemical, Inc................................        5,145         53,058
  *Hawthorne Financial Corp............................        1,300         27,219
  *Hays Wheels International, Inc......................        7,960        237,556
  *Health Management Systems, Inc......................       13,300         82,294
  *Health Power, Inc...................................        1,900         14,725
  *Health Professionals, Inc...........................        1,250            820
  *Health Risk Management, Inc.........................        1,600         17,200
  *Health Systems Design Corp..........................        2,600         32,338
  *Health-Chem Corp....................................        4,789          2,993
  *Healthcare Imaging Services, Inc....................        1,200          1,238
  *Healthcare Services Group, Inc......................        4,000         50,875
  *Healthcor Holdings..................................        3,000         13,875
  *Healthdyne Information Enterprises, Inc.............       10,100         18,306
  *Healthdyne Technologies, Inc........................        9,272        178,486
  Healthplan Services Corp.............................        9,130        176,323
  *Healthy Planet Products, Inc........................          700          2,581
  *Heartland Express, Inc..............................       14,976        353,808
  *#Heartland Wireless Communications, Inc.............        9,316         18,050
  *#Heartport, Inc.....................................       14,800        333,925
  *Heartstream, Inc....................................        6,300         76,781
  *Hecla Mining Co.....................................       38,600        190,588
  *Hector Communications Corp..........................        1,200         10,875
  Heico Corp...........................................        2,080         70,200
  Heilig-Meyers Co.....................................        8,000        103,500
  *Hein-Werner Corp....................................        2,161         15,262
  *Heist (C.H.) Corp...................................        2,100         14,503
  Helix Technology Corp................................       29,600        699,300
  *Hello Direct, Inc...................................        5,000         36,250
  *Hemasure, Inc.......................................        6,600          6,703
  Henry Jack & Associates, Inc.........................       10,900        273,863
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Herbalife International, Inc.........................       18,300   $    359,138
  Heritage Financial Services, Inc.....................        7,400        189,625
  *Hexcel Corp.........................................          100          2,531
  *Hf Bancorp, Inc.....................................        2,500         41,406
  *Hi-Lo Automotive, Inc...............................        6,500         17,875
  *Hi-Shear Industries, Inc............................          500          1,235
  *Hi-Shear Technology Corp............................        2,400         18,900
  *Hi-Tech Pharmacal, Inc..............................        2,200         11,138
  *Hibbett Sporting Goods, Inc.........................        2,000         54,625
  *High Plains Corp....................................       11,900         37,559
  *Highlands Insurance Group, Inc......................        6,600        185,625
  *#Highway Master Communications, Inc.................       19,900        130,594
  Hilb Rogal Hamilton Co...............................        7,900        151,088
  Hilite Industries, Inc...............................        1,900         13,063
  *Hirsch International Corp. Class A..................        4,000         78,875
  Hoenig Group, Inc....................................        5,400         30,713
  *Holiday RV Superstores, Inc.........................        3,000          4,688
  Holly Corp...........................................        5,100        137,700
  *Hollywood Casino Corp. Class A......................       18,600         45,919
  *Hollywood Entertainment Corp........................       32,100        276,361
  *Hollywood Park, Inc.................................        3,500         67,594
  *Hologic, Inc........................................        7,800        202,800
  *Holopak Technologies, Inc...........................        2,500          8,750
  *Holophane Corp......................................        5,950        138,338
  Home Federal Bancorp.................................        2,025         54,675
  *Home Health Corp. of America........................        2,500         23,438
  Home Port Bancorp, Inc...............................          600         14,175
  *Home Products International, Inc....................        5,100         57,056
  *Home State Holdings, Inc............................        3,700            577
  *Homebase, Inc.......................................       14,750        123,992
  *Homecorp, Inc.......................................          300          7,538
  *Homeowners Group, Inc...............................        1,700          1,408
  *Hondo Oil and Gas Co................................       10,500         82,688
  Hooper Holmes, Inc...................................        8,300        131,763
  Horizon Bancorp, Inc.................................          400         11,000
  Horizon Financial Corp...............................        3,953         65,966
  *Hospital Staffing Services, Inc.....................        2,390          2,241
  *Host Marriott Services Corp.........................       14,800        218,300
  *Housecall Medical Resources, Inc....................        8,200         26,394
  *Hovnanian Enterprises, Inc. Class A.................       10,600         77,513
  *Hovnanian Enterprises, Inc. Class B.................        1,150          8,409
  #Howell Corp.........................................        1,900         36,931
  *Howtek, Inc.........................................        3,600          6,075
  Hudson Chartered Bancorp, Inc........................        2,850         61,275
  Hudson Foods, Inc. Class A...........................       16,800        318,150
  Hudson General Corp..................................          400         19,400
  *#Hudson Technologies, Inc...........................        2,200         10,244
  Huffy Corp...........................................        8,000        120,500
  Hughes Supply, Inc...................................       10,600        347,150
  *Hugoton Energy Corp.................................       16,900        161,606
  *Human Genome Sciences, Inc..........................        2,100         85,838
  Hunt (J.B.) Transport Services, Inc..................       19,700        321,356
  Hunt Corp............................................        6,600        141,900
  Huntco, Inc. Class A.................................        2,600         32,825
  *Hurco Companies, Inc................................        3,300         27,844
  *#Hutchinson Technology, Inc.........................       11,700        278,606
  *#Hvide Marine, Inc. Class A.........................        3,000         84,938
  *Hycor Biomedical, Inc...............................        5,600         11,900
  *Hyde Athletic Industries, Inc. Class A..............        1,000          4,594

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Hyde Athletic Industries, Inc. Class B..............        1,500   $      7,500
  Hydron Technologies, Inc.............................        9,000          5,484
  *Hyperion Software Corp..............................       10,500        452,484
  *#I-Stat Corp........................................        6,600        122,306
  IBS Financial Corp...................................        6,000        104,063
  *ICC Technologies, Inc...............................       14,900         47,959
  *ICF Kaiser International, Inc.......................       17,900         38,038
  *#ICG Communications, Inc............................       12,900        300,328
  ICO, Inc.............................................       12,620         76,903
  *ICOS Corp...........................................       28,200        390,394
  *ICU Medical, Inc....................................        4,500         49,219
  *IDEC Pharmaceuticals Corp...........................       13,100        458,091
  *IDEXX Laboratories, Inc.............................       25,700        411,200
  *#IDM Environmental Corp.............................        6,900         42,694
  *#IDT Corp...........................................       16,000        344,500
  *IEC Electronics Corp................................        6,700        103,013
  IFR Systems, Inc.....................................        3,700        111,925
  *IGEN, Inc...........................................        8,200        119,413
  *IGI, Inc............................................        6,200         26,738
  *IHOP Corp...........................................        4,700        160,681
  *II-VI, Inc..........................................        3,200         78,600
  *ILC Technology, Inc.................................        1,800         26,100
  IMCO Recycling, Inc..................................        7,500        118,125
  *IMP, Inc............................................       13,200         13,406
  *IPC Information Systems, Inc........................        6,400        117,200
  *IQ Software Corp....................................        2,300         17,969
  ISB Financial Corp. LA...............................        4,100        105,831
  *ITC Learning Corp...................................        2,800         12,425
  *ITEQ, Inc...........................................       15,187        178,922
  *ITI Technologies, Inc...............................        4,500        112,219
  *ITLA Capital Corp...................................        3,100         55,606
  *ITT Educational Services, Inc.......................       16,050        337,050
  *#IVI Publishing, Inc................................        3,800         11,519
  *Ibah, Inc...........................................       17,700         60,291
  *Ibis Technology Corp................................        3,100         28,675
  *Identix, Inc........................................       17,100        171,000
  *Ikos Systems, Inc...................................        6,100         48,991
  *#Illinois Superconductor Corp.......................        2,300          7,116
  *Image Entertainment, Inc............................        8,900         35,600
  *Imagyn Medical Technologies, Inc....................       16,700         50,883
  *Imatron, Inc........................................       53,300        183,219
  *Imclone Systems, Inc................................       16,900        113,019
  *Immucor, Inc........................................        4,000         39,250
  *Immulogic Pharmaceutical Corp.......................       16,200         36,956
  *Immune Response Corp. DE............................       13,600        159,800
  *Immunogen, Inc......................................        8,500          8,367
  *Immunomedics, Inc...................................       25,300        121,756
  *#Imnet Systems, Inc.................................        8,300        136,431
  *Impact Systems, Inc.................................        4,000          7,313
  *Impath, Inc.........................................        2,400         67,500
  *Impco Technologies, Inc.............................        3,400         38,675
  *Imperial Credit Industries, Inc.....................        9,150        217,598
  #Imperial Holly Corp.................................        9,100         98,394
  *In Focus Systems, Inc...............................        6,500        214,094
  *In Home Health, Inc.................................        6,400          7,100
  *#Inacom Corp........................................        9,300        263,888
  *Incontrol, Inc......................................       10,300         81,434
  *Incyte Pharmaceuticals, Inc.........................       10,200        418,200
  *Indenet, Inc........................................       14,900         32,827
  Independence Holding Co..............................        2,500         30,625
  Independent Bank Corp. MA............................       12,100        197,381
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Independent Bank East................................        1,735   $     55,845
  Indiana Energy, Inc..................................       13,500        379,688
  *Individual Investor Group, Inc......................        1,600         11,550
  *Individual, Inc.....................................       12,700         45,442
  Industrial Acoustics Co., Inc........................          200          2,225
  Industrial Bancorp, Inc..............................          500          9,000
  *#Industrial Holdings, Inc...........................        3,600         48,375
  Industrial Scientific Corp...........................          700         15,400
  *Inference Corp. Class A.............................        6,400         32,800
  *Infinity Financial Technology, Inc..................        2,000         34,000
  *Infinium Software, Inc..............................        6,000         77,625
  *Infonautics Corp. Class A...........................        4,700         12,191
  *Information Resource Engineering, Inc...............        2,700         21,938
  *Information Resources, Inc..........................       24,900        373,500
  *Information Storage Devices, Inc....................        7,500         52,969
  *Infu-tech, Inc......................................          800          4,600
  Ingles Market, Inc. Class A..........................        4,900         65,538
  *Inhale Therapeutic Systems..........................        8,300        258,338
  *Innerdyne, Inc......................................       17,300         58,928
  *Innodata Corp.......................................        1,800          1,491
  *Innoserv Technologies, Inc..........................          200            481
  *Innovative Gaming Corp. of America..................        3,200          9,700
  #Innovex, Inc........................................        8,700        201,731
  *Insight Enterprises, Inc............................        5,150        200,850
  *Insignia Financial Group, Inc. Class A..............       15,200        300,200
  *Insilco Corp........................................        5,700        203,063
  *Insite Vision, Inc..................................        9,800         34,913
  Insituform East, Inc.................................        1,700          4,569
  *Insituform Technologies, Inc. Class A...............       17,710        157,176
  *Inso Corp...........................................       10,000        107,500
  Insteel Industries, Inc..............................        4,300         32,250
  Instron Corp.........................................        9,600        163,200
  *Insurance Auto Auctions, Inc........................        6,800         72,250
  *Integra Lifesciences Corp...........................       15,500         49,891
  *Integramed America, Inc.............................        3,600          6,919
  *Integrated Circuit Systems, Inc.....................        8,300        232,919
  Integrated Health Services, Inc......................        9,115        277,438
  *Integrated Measurement System, Inc..................        4,600         83,950
  *Integrated Orthopedics, Inc.........................        2,600         21,775
  *Integrated Packaging Assembly Corp..................       10,200         11,475
  *#Integrated Process Equipment Corp..................        9,900        212,850
  *Integrated Silicon Solution, Inc....................       12,400        122,450
  *Integrated Systems Consulting Group, Inc............        4,700         48,175
  *Integrated Systems, Inc.............................       13,900        215,016
  *Intellicall, Inc....................................        5,600         30,800
  *Intellidata Technologies Corp.......................       13,700         29,541
  *Intelligent Electronics, Inc........................       26,228        135,238
  *Intelligent Systems Corp............................        2,200         11,550
  *Inter-Tel, Inc......................................       15,600        328,575
  Intercargo Corp......................................        3,800         51,300
  Interchange Financial Services Corp. Saddle Brook....        2,580         73,530
  *Interdigital Communications Corp....................       28,900        124,631
  *Interface Systems, Inc..............................        3,400         10,200
  Interface, Inc. Class A..............................       11,700        347,709
  *Interferon Sciences, Inc............................        7,375         68,910
  *Intergraph Corp.....................................       33,500        350,703

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Interlake Corp......................................       17,000   $     77,563
  *Interleaf, Inc......................................       13,100         48,306
  *Interlink Electronics...............................        2,200         16,363
  *Interlinq Software Corp.............................        2,900         12,325
  *Interlott Technologies, Inc.........................        1,600         12,900
  *Intermagnetics General Corp.........................        7,554         67,514
  *#Intermedia Communications of Florida, Inc..........        9,800        484,488
  Intermet Corp........................................       17,600        323,400
  *International Alliance Services, Inc................        8,200        118,388
  International Aluminum Corp..........................        2,100         65,100
  *International Dairy Queen, Inc. Class A.............        6,900        182,634
  *International Microcomputer Software, Inc...........        2,600         41,113
  International Multifoods Corp........................       12,700        341,313
  *International Rectifier Corp........................       28,800        406,800
  *International Remote Imaging Systems, Inc...........        3,000         12,000
  International Shipholding Corp.......................        3,375         60,539
  *International Technology Corp.......................        7,325         60,431
  *International Thoroughbred Breeders, Inc............        5,800         20,300
  *Interneuron Pharmaceuticals, Inc....................       20,500        245,359
  *Interphase Corp.....................................        2,700         17,466
  Interpool, Inc.......................................       17,550        244,603
  *Interpore International.............................        3,500         24,938
  Interra Financial, Inc...............................        8,600        474,613
  *Intersolv, Inc......................................       12,300        196,416
  Interstate Johnson Lane, Inc.........................        2,300         59,513
  *Interstate National Dealers Services, Inc...........        2,000         18,813
  Interstate Power Co..................................        2,400         79,650
  *Intertan, Inc.......................................        5,700         32,419
  *Intervisual Books, Inc. Class A.....................        1,000          2,563
  *Intervoice, Inc.....................................       11,300        110,528
  Interwest Bancorp....................................        3,900        151,369
  *Intevac, Inc........................................        8,000         80,000
  Invacare Corp........................................       16,900        392,925
  *Investment Technology Group, Inc....................       11,500        336,375
  Investors Financial Services Corp....................        3,099        130,933
  Investors Title Co...................................        1,400         30,625
  *#Invision Technologies, Inc.........................        5,600         42,000
  *Invivo Corp.........................................        1,600         13,900
  *Ion Laser Technology, Inc...........................        2,900          9,244
  *Ionics, Inc.........................................        8,000        295,000
  *Iridex Corp.........................................        3,800         37,288
  Iroquois Bancorp.....................................          400         10,100
  Irwin Financial Corp.................................        6,800        276,250
  Isco, Inc............................................       38,935        357,715
  *#Isis Pharmaceuticals, Inc..........................       15,800        233,050
  *Isolyser Co., Inc...................................       32,010         96,030
  *#Itron, Inc.........................................        8,100        146,306
  *Iwerks Entertainment, Inc...........................        9,824         36,226
  *J & J Snack Foods Corp..............................        4,400         71,500
  J & L Specialty Steel, Inc...........................       26,500        257,547
  *J. Alexander's Corp.................................        2,000         10,875
  *JDA Software Group, Inc.............................        9,100        280,109
  JLG Industries, Inc..................................       39,300        503,531
  *#JMAR Industries, Inc...............................       10,100         35,508
  *#JP Foodservice, Inc................................        8,100        238,444
  *JPE, Inc............................................        2,800         16,100
                                                               SHARES        VALUE+
                                                         ------------  ------------

  JSB Financial, Inc...................................        5,000   $    233,125
  *Jackpot Enterprises, Inc............................        4,700         56,988
  Jacksonville Bancorp, Inc............................        1,600         30,500
  *Jaclyn, Inc.........................................        1,000          4,375
  *Jaco Electronics, Inc...............................        1,973         13,318
  *Jacobs Engineering Group, Inc.......................       12,800        338,400
  *Jacobson Stores, Inc................................        2,900         31,900
  *Jalate, Ltd.........................................        1,000          1,938
  *Jan Bell Marketing, Inc.............................       14,300         40,219
  *Jason, Inc..........................................       10,087         77,544
  *Jayhawk Acceptance Corp.............................        1,000          1,500
  *Jean Philippe Fragrances, Inc.......................        5,150         39,913
  Jeffbanks, Inc.......................................        1,706         66,001
  Jefferies Group, Inc.................................        6,000        425,250
  Jefferson Savings Bancorp, Inc.......................        1,600         68,600
  *Jennifer Convertibles, Inc..........................        1,300          3,251
  *Jerry's Famous Deli, Inc............................        7,400         20,234
  John Alden Financial Corp............................       15,400        414,838
  *Johnson Worldwide Associates, Inc. Class A..........        6,700        112,225
  Johnston Industries, Inc.............................        6,000         31,125
  *Johnstown American Industries, Inc..................        5,800         61,263
  *Jones Intercable, Inc...............................        2,300         30,188
  *Jones Intercable, Inc. Class A......................       18,400        254,150
  *Jos. A. Bank Clothiers, Inc.........................        5,400         37,800
  *#Jumbosports, Inc...................................       18,000         52,875
  Juno Lighting, Inc...................................       11,100        212,288
  *Just for Feet, Inc..................................       19,200        324,600
  *Just Toys, Inc......................................        1,600          1,750
  Justin Industries, Inc...............................       20,200        296,688
  *K & G Men's Center, Inc.............................        6,000        114,375
  K Swiss, Inc. Class A................................        1,600         26,500
  *K-Tel International, Inc............................          600          4,388
  *K-Tron International, Inc...........................        6,200        109,275
  *K-V Pharmaceutical Co. Class A......................        4,400         96,250
  *K-V Pharmaceutical Co. Class B......................        1,800         39,713
  K2, Inc..............................................        9,100        250,250
  KCS Energy, Inc......................................       17,600        418,000
  *#KFX, Inc...........................................        4,000         12,500
  *KLLM Transport Services, Inc........................        1,600         20,300
  *KTI, Inc............................................        4,100         65,600
  *KVH Industries, Inc.................................        2,400         15,300
  *Kaiser Ventures, Inc................................        9,700        130,950
  Kaman Corp. Class A..................................       12,700        232,569
  *Kaneb Services, Inc.................................       25,300        128,081
  *Karrington Health, Inc..............................        3,500         40,688
  Katy Industries, Inc.................................        4,100         71,750
  *Katz Digital Technologies, Inc......................        1,800          6,919
  Kaye Group, Inc......................................        3,000         20,250
  Keithley Instruments, Inc............................        1,000         10,625
  *Kelley Oil & Gas Corp...............................       69,600        206,625
  Kellwood Co..........................................       10,600        363,713
  *Kensey Nash Corp....................................          600         10,125
  *Kentucky Electric Steel, Inc........................        1,800         12,825
  Kentucky First Bancorp, Inc..........................          200          2,900
  Kewaunee Scientific Corp.............................        1,500         17,719
  *Key Energy Group, Inc...............................        9,000        218,813
  *Key Production Co., Inc.............................        6,900         73,744
  *Key Technology, Inc.................................        2,300         29,038
  *Key Tronic Corp.....................................       13,000         72,313
  *Keystone Consolidated Industries, Inc...............        5,400         68,850

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Keystone Heritage Group, Inc.........................        1,600   $     85,600
  Kimball International, Inc. Class B..................        5,900        236,922
  *Kimmins Corp........................................        3,400         16,150
  *Kinark Corp.........................................        3,000          9,750
  *Kinnard Investment, Inc.............................        3,100         18,309
  *Kirby Corp..........................................       14,600        271,013
  *Kit Manufacturing Co................................          300          2,625
  Klamath First Bancorp, Inc...........................        6,100        131,531
  Knape & Vogt Manufacturing Co........................        2,900         57,275
  *Knickerbocker (L.L.) Co., Inc.......................        5,000         35,000
  *Knight Transportation, Inc..........................        5,000        137,188
  *Koala Corp..........................................        1,200         18,975
  Kollmorgen Corp......................................        5,900        103,250
  *Koo Koo Roo, Inc....................................       21,564         74,463
  *Kopin Corp..........................................        6,300        133,875
  *Koss Corp...........................................        1,600         22,000
  *Kronos, Inc.........................................        4,100        127,100
  *Krug International Corp.............................        1,048          6,616
  Kuhlman Corp.........................................        9,699        342,496
  *Kulicke & Soffa Industries, Inc.....................       11,600        320,813
  *#L.A. Gear, Inc.....................................       12,600          5,513
  LCS Industries, Inc..................................        1,700         30,175
  LSB Bancshares, Inc. NC..............................        2,525         66,597
  LSB Industries, Inc..................................        6,000         26,250
  LSI Industries, Inc..................................        5,767         99,841
  *LTX Corp............................................       21,300        118,481
  *LXR Biotechnology, Inc..............................        8,000         14,500
  *La Jolla Pharmceutical Co...........................       13,800         67,706
  La-Z-Boy, Inc........................................       13,100        563,300
  *LaBarge, Inc........................................        8,600         38,700
  LaCrosse Footwear, Inc...............................        3,000         42,375
  Lab Holdings, Inc....................................        3,500         82,578
  #Labone, Inc.........................................        7,900        131,831
  *Labor Ready, Inc....................................        9,250        207,547
  *#Laboratory Corp. of America Holdings, Inc..........       42,500         87,656
  Laclede Gas Co.......................................       10,500        271,031
  *Laclede Steel Co....................................        2,700         12,656
  *Ladd Furniture, Inc.................................        3,666         56,136
  *#Laidlaw Environmental Services, Inc................       36,200        162,900
  *Lakeland Industries, Inc............................        1,000          7,563
  Lakeview Financial Corp..............................        1,400         34,563
  *Lamson & Sessions Co................................       10,200         66,300
  Lance, Inc...........................................       16,600        422,781
  *Lancer Corp.........................................        8,100        100,238
  *Lancit Media Productions, Ltd.......................        3,300          8,147
  *Landair Services, Inc...............................        2,900         80,113
  Landauer, Inc........................................        4,100        109,675
  *Landec Corp.........................................        4,600         21,850
  *Landrys Seafood Restaurants, Inc....................       14,518        409,226
  *Landstar Systems, Inc...............................        7,600        197,125
  *Lanvision Systems, Inc..............................        2,200         13,475
  *Larson Davis, Inc...................................        5,800         26,644
  *Lasermaster Technologies, Inc.......................        7,120         30,928
  *Laserscope..........................................        9,700         51,531
  *#LaserSight Corporation.............................        5,600         19,250
  Lawson Products, Inc.................................        5,800        172,913
  Lawter International, Inc............................       24,800        285,200
  Lawyers Title Corp...................................        6,400        203,200
  *Layne Christensen Co................................        5,100         88,931
  *Lazare Kaplan International, Inc....................        5,100         72,994
  *Learning Co., Inc...................................       25,100        454,938
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Learning Tree International, Inc....................       11,000   $    271,563
  Learonal, Inc........................................        6,450        170,925
  *Leasing Solutions, Inc..............................        4,100         98,144
  *Lechters, Inc.......................................       12,600         71,663
  *Lectec Corp.........................................        1,902          9,986
  *Legato Systems, Inc.................................       14,600        556,625
  Lennar Corp..........................................        2,276         47,512
  Lesco, Inc...........................................        6,725        143,116
  *Leslie Building Products, Inc.......................        3,200          6,101
  *Level 8 Systems, Inc................................        4,200         61,688
  *Level One Communications, Inc.......................        9,750        408,891
  *#Levitz Furniture, Inc..............................       14,200          6,213
  *Lexford, Inc........................................        2,700         82,856
  Libbey, Inc..........................................        8,500        335,750
  Liberty Homes, Inc. Class A..........................          200          2,050
  *Liberty Technologies, Inc...........................        3,000          8,438
  *Lidak Pharmaceuticals Class A.......................       18,300         39,173
  Life Bancorp, Inc....................................        6,900        213,900
  *#Life Medical Sciences, Inc.........................        8,900         45,334
  *Life Quest Medical, Inc.............................        1,000          4,563
  Life Re Corp.........................................        6,800        388,450
  Life Technologies, Inc...............................       11,500        347,156
  *Life USA Holdings, Inc..............................       12,800        214,800
  *Lifecore Biomedical, Inc............................        7,300        141,894
  *Lifeline Systems, Inc...............................        2,800         62,650
  Lifetime Hoan Corp...................................        6,262         63,794
  *Ligand Pharmaceuticals, Inc. Class B................       17,979        232,615
  Lillian Vernon Corp..................................        4,900         68,294
  Lilly Industry, Inc. Class A.........................       13,500        248,063
  *Lindal Cedar Homes, Inc.............................        4,482         18,208
  Lindberg Corp........................................        8,200        118,900
  Lindsay Manufacturer Co..............................        4,800        194,700
  *Liposome Co., Inc...................................       26,100        155,784
  Liqui Box Corp.......................................        2,500         92,813
  Litchfield Financial Corp............................        2,600         51,513
  *Littlefield, Adams & Co.............................          900            310
  *Littlefuse, Inc.....................................       16,000        440,000
  *Liuski International, Inc...........................        1,800          1,688
  *Lodgenet Entertainment Corp.........................        7,200         90,900
  *Loehmanns, Inc......................................        5,800         38,063
  *Logans Roadhouse, Inc...............................        4,600         82,369
  *#Logic Devices, Inc.................................        2,400          6,750
  *Logic Works, Inc....................................        4,500         37,688
  *Lojack Corp.........................................       11,400        158,531
  Lomak Petroleum, Inc.................................       11,400        198,075
  Lone Star Industries, Inc............................        4,800        250,200
  *Lone Star Steakhouse Saloon.........................        9,900        185,006
  *Lone Star Technologies, Inc.........................       11,500        333,500
  *Loronix Information Systems, Inc....................        2,200          4,538
  *Louis Dreyfus Natural Gas Corp......................       24,052        497,576
  Luby's Cafeterias, Inc...............................       16,400        323,900
  Lufkin Industries, Inc...............................        3,300        117,150
  Lukens, Inc. DE......................................       13,400        224,450
  *Lumisy, Inc.........................................        2,800         17,325
  *Lunar Corp..........................................        8,150        184,903
  *Lund International Holdings, Inc....................        2,200         28,463
  *#Luria (L.) & Son, Inc..............................        2,500             36
  *Lydall, Inc. DE.....................................        8,500        172,125
  *Lynch Corp..........................................        2,200        189,200
  *M-Wave, Inc.........................................        1,500          6,281
  *#M.H. Meyerson & Co., Inc...........................        2,500         13,438

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  M/A/R/C, Inc.........................................        1,527   $     29,204
  MAF Bancorp, Inc.....................................       11,900        388,238
  *MAI Systems Corp....................................        4,700         16,156
  #MDC Holdings, Inc...................................       15,000        165,938
  MDU Resources Group, Inc.............................       12,400        370,450
  *MFRI, Inc...........................................        1,700         16,575
  *MGI Pharma, Inc.....................................       11,400         48,806
  *MI Schottenstein Homes, Inc.........................        4,500         66,656
  *MK Gold Corp........................................        7,800         11,578
  ML Bancorp, Inc......................................        5,100        147,741
  *MLX Corp............................................        1,000         19,500
  MMI Companies, Inc...................................        7,100        171,288
  *MRS Technology, Inc.................................        3,300          3,403
  *MRV Communications, Inc.............................       13,700        385,313
  *MS Carriers, Inc....................................        8,900        214,713
  *MSC Industrial Direct Co., Inc. Class A.............        6,600        256,575
  *MTI Technology Corp.................................        5,900         80,756
  MTS Systems Corp.....................................        4,200        160,388
  *#MVSI, Inc..........................................        5,000         28,906
  MYR Group, Inc.......................................        1,200         26,775
  MacDermid, Inc.......................................        4,100        291,869
  *MacFrugals Bargain Close-outs, Inc..................       13,100        561,663
  *Macheezmo Mouse Restaurants, Inc....................        1,500            587
  *MacNeal-Schwendler Corp.............................        6,700         68,256
  *Macromedia, Inc.....................................       24,600        247,153
  *Madden (Steven), Ltd................................          600          4,200
  Madison Gas & Electric Co............................        8,150        164,528
  *Magainin Pharmaceuticals, Inc.......................       14,900        120,597
  *Magellan Health Services, Inc.......................        6,000        142,875
  *Magnetek, Inc.......................................       16,300        340,263
  *#Magnum Hunter Resources, Inc.......................       10,900         62,675
  *Mail-Well, Inc......................................        2,100         68,513
  *Main Street & Main, Inc.............................        3,550         10,317
  Maine Public Service Co..............................          700          8,838
  Mainstreet Bankgroup, Inc............................        8,000        220,000
  *Mallon Resources Corp...............................        2,200         22,000
  *Managed Care Solutions, Inc.........................        2,366          6,507
  *Manatron, Inc.......................................        1,102          2,152
  *Manhattan Bagel Co., Inc............................        3,700          5,030
  Manitowoc Co., Inc...................................        8,700        289,819
  *Manugistic Group, Inc...............................       10,800        377,663
  *Mapics, Inc.........................................        8,400         91,875
  *Mapinfo Corp........................................        4,800         64,800
  *Marcam Solutions, Inc...............................        2,700         23,456
  Marcus Corp..........................................       11,450        323,463
  *Marine Drilling Companies, Inc......................        1,000         22,781
  *Mariner Health Group, Inc...........................       20,300        294,984
  *Marisa Christina, Inc...............................        6,700         31,825
  Maritrans, Inc.......................................        7,700         69,300
  *Mark VII, Inc.......................................        3,600         64,800
  *Markel Corp.........................................        2,700        415,800
  *Marker International................................        8,100         37,969
  *Marlton Technologies, Inc...........................        2,200         14,575
  *Marquette Medical Systems, Inc......................        8,800        199,100
  Marsh Supermarkets, Inc. Class A.....................        1,600         24,600
  Marsh Supermarkets, Inc. Class B.....................        1,900         28,619
  *Marshall Industries.................................        8,500        293,250
  *Martek Biosciences Corp.............................       10,200        113,794
  *Marten Transport, Ltd...............................        2,800         60,900
  *#Marvel Entertainment Group, Inc....................        1,000          1,375
  Maryland Federal Bancorp.............................        2,520         65,756
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Massbank Corp. Reading, MA...........................        1,333   $     59,735
  *Mastec, Inc.........................................        6,800        173,188
  *Mastering, Inc......................................       12,100        105,119
  *Matec Corp. DE......................................        1,100          4,538
  *Material Sciences Corp..............................       13,500        198,281
  *Mathsoft, Inc.......................................        6,300         20,672
  *Matlack Systems, Inc................................        7,500         65,156
  *Matria Healthcare, Inc..............................       16,300         85,575
  *Matrix Pharmaceutical, Inc..........................       16,600         58,619
  *Matrix Service Co...................................        7,500         60,000
  Matthews International Corp. Class A.................        3,400        142,163
  *Matthews Studio Equipment Group.....................        6,200         24,800
  *Mattson Technology, Inc.............................        8,400         82,163
  *Maverick Tube Corp..................................        8,400        240,188
  *Max & Ermas Restaurants, Inc........................        2,037         12,477
  *Maxco, Inc..........................................        1,900         21,969
  *Maxicare Health Plans, Inc..........................       10,800        139,725
  *Maxim Group, Inc....................................       11,700        179,888
  *Maxwell Technologies, Inc...........................        2,900         76,941
  *Maxxam, Inc.........................................        5,200        242,125
  *Maxxim Medical, Inc.................................        6,600        144,375
  *May & Speh, Inc.....................................       12,600        168,525
  *Maynard Oil Co......................................        2,400         29,400
  *Mays (J.W.), Inc....................................          200          1,978
  *McClain Industries, Inc.............................          266          1,214
  McDonald & Co. Investment, Inc.......................        9,000        242,438
  McGrath Rent Corp....................................       10,500        231,328
  *McMoran Oil & Gas Co................................       11,200         36,750
  *McWhorter Technologies, Inc.........................        5,200        123,500
  #Meadowbrook Insurance Group, Inc....................        4,300        101,588
  *Measurement Specialties, Inc........................        1,400          5,688
  *Mecklermedia Corp...................................        4,200         92,663
  *#Mecon, Inc.........................................        5,400         36,619
  *Medalliance, Inc. Liquidating Trust Escrow..........        3,800              0
  *Medaphis Corp.......................................       56,300        283,259
  *Medar, Inc..........................................        4,400         23,788
  *Medarex, Inc........................................       13,900         81,663
  *#Medcath, Inc.......................................        6,700        113,063
  *Medco Research, Inc.................................        7,000        113,750
  Medford Savings Bank MA..............................        2,300         85,388
  *Media 100, Inc......................................        5,800         27,006
  *Media Arts Group, Inc...............................        8,800         97,350
  *Media Logic, Inc....................................        2,400          3,300
  *Medical Action Industries, Inc......................        3,200         11,500
  *Medical Assurance, Inc..............................       10,232        290,973
  *Medical Graphics Corp...............................        1,000          4,188
  *Medical Resources, Inc..............................       10,650         96,183
  *Medicalcontrol, Inc.................................        1,500          8,063
  *#Medicis Pharmaceutical Corp. Class A...............        7,000        301,875
  *Medicore, Inc.......................................        2,200          5,088
  *Medicus Systems Corp................................        3,200         23,400
  *Medimmune, Inc......................................       15,300        582,834
  *Mediq, Inc..........................................       11,600        118,175
  *Medplus, Inc........................................        3,000         28,594
  *Medquist Inc........................................        8,850        233,972
  *Medstone International, Inc.........................        4,800         47,700
  Medusa Corp..........................................        8,100        328,556
  *Mego Financial Corp.................................        3,600         16,425
  *Mego Mortgage Corp..................................        1,713         16,969

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Mens Warehouse, Inc.................................       13,200   $    464,063
  Mentor Corp. MN......................................       12,400        419,663
  *Mentor Graphics Corp................................       47,100        448,186
  Merchants Bancorp, Inc...............................        2,100         50,794
  Merchants Bancshares, Inc............................        2,700         75,600
  Merchants Group, Inc.................................        1,300         25,350
  Merchants New York Bancorp, Inc......................          800         22,875
  #Mercury Air Group, Inc..............................        3,700         21,391
  *Mercury Interactive Corp............................       14,000        341,250
  *Meridian Data, Inc..................................        7,100         29,953
  Meridian Diagnostics, Inc............................        8,600         91,644
  *Meridian Gold, Inc..................................       29,300         65,925
  Meridian Insurance Group, Inc........................        2,700         49,781
  *Meridian Medical Technology, Inc....................        2,400         21,000
  *Meridian Resource Corp..............................       18,540        198,146
  *#Merisel, Inc.......................................       11,900         56,153
  *Merit Medical Systems, Inc..........................        3,500         22,094
  *Merix Corp..........................................        2,400         35,850
  Merrill Corp.........................................        8,100        163,519
  Merrimac Industries, Inc.............................          600          8,475
  *Mesa Air Group, Inc.................................       22,100        122,931
  *Mesa Labs, Inc......................................        2,200         17,050
  *Mesaba Holdings, Inc................................        9,400        206,800
  *Mestek, Inc.........................................        4,200         74,813
  *Met-Coil Systems Corp...............................        1,000          3,157
  Met-Pro Corp.........................................       11,175        182,292
  *Metacreations Corp..................................       11,500        136,922
  *#Metal Management, Inc..............................        7,421        155,377
  *Metatec Corp. Class A...............................        5,300         26,500
  Methode Electronics, Inc. Class A....................       19,500        314,438
  Methode Electronics, Inc. Class B....................          500          8,875
  *Metra Biosystems, Inc...............................        6,000         22,688
  *#Metricom, Inc......................................       10,900        145,447
  *Metrocall, Inc......................................       17,564         92,760
  *Metrologic Instruments, Inc.........................        2,600         36,725
  *Metromedia International Group, Inc.................       12,000        117,000
  *Metrotrans Corp.....................................        1,600         17,900
  Metrowest Bank MA....................................        9,900         80,438
  *Michael Anthony Jewelers, Inc.......................        4,100         11,275
  Michael Foods, Inc...................................       12,891        284,005
  *Michaels Stores, Inc................................       18,200        586,381
  *Micrel, Inc.........................................        3,400        119,213
  *Micrion Corp........................................        2,000         43,313
  *#Micro Component Technology, Inc....................        3,000          7,406
  *Micro Linear Corp...................................        7,200         55,125
  *Micro Warehouse, Inc................................       22,700        333,406
  *Microage, Inc.......................................        9,250        186,734
  *Microdyne Corp......................................       10,300         74,353
  *Microfluidics International Corp....................        1,000          3,031
  *Micrografx, Inc.....................................        8,200         77,388
  *Microlog Corp.......................................        1,500         10,594
  *Micronics Computers, Inc............................       11,300         24,013
  *Microprose, Inc.....................................       18,700         89,409
  *Micros Systems, Inc.................................        4,000        208,750
  *Micros to Mainframes, Inc...........................        1,800          8,438
  *Microsemi Corp......................................        4,000         68,500
  *Microtest, Inc......................................        5,800         34,709
  *Microtouch Systems, Inc.............................        7,300        152,388
  *Microware Systems Corp..............................        6,700         28,056
  *Microwave Power Dynamics, Inc.......................        7,500         56,250
  Mid Am, Inc..........................................       13,866        285,120
  Mid America Banccorp.................................        5,347        161,770
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Mid Atlantic Medical Services, Inc..................       12,000   $    160,125
  *Midcom Communications, Inc..........................       13,000          6,094
  *Middleby Corp.......................................        3,400         34,956
  Middlesex Water Co...................................        2,300         43,556
  *Midisoft Corp.......................................        1,800          2,194
  Midland Co...........................................        1,100         66,481
  *Midwest Express Holdings, Inc.......................        1,050         35,766
  *Midwest Grain Products, Inc.........................        4,400         61,600
  Mikasa, Inc..........................................       10,700        142,444
  *Mikohn Gaming Corp..................................        6,400         53,000
  *Millennia, Inc......................................        1,100          4,950
  *Millennium Pharmaceuticals, Inc.....................       24,100        480,494
  *Miller Building Systems, Inc........................        1,600         13,500
  *Miller Industries, Inc..............................       40,200        391,950
  *Miltope Group, Inc..................................       11,000         37,813
  *Mindspring Enterprises, Inc.........................        4,500        131,344
  Mine Safety Appliances Co............................        1,900        129,675
  Minntech Corp........................................        3,700         43,013
  Minuteman International, Inc.........................        1,000         10,750
  *#Miravant Medical Technologies......................        6,200        289,463
  #Mississippi Chemical Corp...........................       16,642        324,519
  *Mitcham Industries, Inc.............................        6,200        173,988
  *Mity-Lite, Inc......................................        1,600         31,600
  *Mobile America Corp.................................        2,900         34,438
  Mobile Gas Service Corp..............................        2,000         77,750
  *Mobile Mini, Inc....................................        4,000         21,250
  *Mobile Telecommunications Technologies Corp.........       26,800        466,488
  Modern Controls, Inc.................................        6,450         75,384
  *Modtech, Inc........................................        3,500         72,625
  *Mohawk Industries, Inc..............................        8,400        254,625
  *Molecular Biosystems, Inc...........................       10,700        109,006
  *Molecular Devices Corp..............................        4,000         82,000
  *Molecular Dynamics, Inc.............................        5,200        105,625
  *#Molten Metal Technology, Inc.......................       15,800          4,938
  *Monaco Coach Corp...................................        2,100         53,025
  *Monaco Finance, Inc. Class A........................        2,300          2,444
  *Monarch Casino and Resort, Inc......................        5,800         30,450
  Monarch Machine Tool Co..............................        1,400         11,725
  *Mondavi (Robert) Corp. Class A......................        3,700        174,594
  *Moneygram Payment Systems, Inc......................       14,500        186,688
  *Monro Muffler Brake, Inc............................        3,944         56,942
  *Monroc, Inc.........................................        1,700         18,700
  Monterey Bay Bancorp, Inc............................        1,000         19,375
  *#Monterey Pasta Co..................................        3,400          4,781
  *Moog, Inc. Class A..................................        2,700         98,213
  *Moog, Inc. Class B..................................          600         22,050
  *Moore Medical Corp..................................        2,100         23,363
  *Moore Products Co...................................        2,200         79,475
  *Moovies, Inc........................................       11,200         14,000
  Morgan Keegan, Inc...................................       18,900        379,181
  *Morgan Products, Ltd................................        8,100         49,613
  Morrison Health Care, Inc............................        4,033         72,090
  *Morrison Knudsen Corp...............................       42,900        423,638
  Morrison Restaurants, Inc............................        3,025          9,453
  *#Morrow Snowboards, Inc.............................        1,000          2,688
  *Morton's Restaurant Group, Inc......................        3,200         72,000
  *Mosaix, Inc.........................................        8,000         73,000
  *Moscom Corp.........................................        3,400         23,588
  Mosinee Paper Corp...................................       10,600        318,663
  *#Mossimo, Inc.......................................       13,500         70,875
  *Mother's Work, Inc..................................        1,200         10,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Motivepower Industries, Inc.........................       10,600   $    280,900
  *Motor Car Parts & Accessories, Inc..................        2,400         39,975
  *Motor Club of America...............................          700          9,538
  Movado Group, Inc....................................        4,450         80,100
  *Movie Gallery, Inc..................................       11,500         37,734
  *Moviefone, Inc. Class A.............................        3,400         22,738
  Mueller (Paul) Co....................................        2,200         85,250
  *Mueller Industries, Inc.............................       14,200        661,188
  *Multi Color Corp....................................        1,000          6,500
  *Musicland Stores Corp...............................       20,600        112,013
  *Mutual Savings Bank FSB Bay City, MI................        1,700         21,888
  *Mycogen Corp........................................       16,900        333,775
  Myers Industries, Inc................................        9,460        163,185
  *Mylex Corp..........................................       14,600        117,713
  *Myriad Genetics, Inc................................        4,600        125,781
  *Mysoftware Co.......................................        1,000          2,438
  *N & F Worldwide Corp................................        7,800         75,075
  NAB Asset Corp. Liquidating Trust....................          200             60
  *NABI, Inc...........................................       27,800        117,281
  *NAI Technologies, Inc...............................        5,487         12,346
  NBT Bancorp..........................................        3,828         98,818
  *NBTY, Inc...........................................       16,200        350,325
  NCH Corp.............................................        3,900        265,931
  *NCI Building Systems, Inc...........................        4,800        186,900
  *NCS Healthcare, Inc.................................        4,200        111,038
  *NL Industries, Inc..................................       25,600        414,400
  NN Ball & Roller, Inc................................       12,300        105,319
  *NPC International, Inc..............................       16,300        219,031
  *NPS Pharmaceuticals, Inc............................        7,200         66,600
  *NS Group, Inc.......................................       11,600        217,500
  *NSA International, Inc..............................        2,400          4,125
  NSC Corp.............................................        5,700         13,359
  *NTL, Inc............................................        5,000        141,250
  *NTN Communications, Inc.............................       12,400         18,600
  NUI Corp.............................................        5,500        135,438
  NYMAGIC, Inc.........................................        7,600        193,800
  Nacco Industries, Inc. Class A.......................        4,050        440,944
  *#Nanometrics, Inc...................................        4,900         43,488
  *Nantucket Industries, Inc...........................        1,200            525
  *Napco Security Systems, Inc.........................        4,850         30,009
  *#Napro Biotherapeutics, Inc.........................        9,500         60,563
  Nash Finch Co........................................        6,800        127,500
  *Nashua Corp.........................................        4,800         62,700
  *Nastech Pharmaceutical Co., Inc.....................        2,500         33,906
  *Nathans Famous, Inc.................................        1,900          7,244
  *National Auto Credit, Inc...........................       21,560        142,835
  National Bancorp of Alaska, Inc......................        2,200        266,475
  *National Beverage Corp..............................       10,400        102,700
  *National City Bancorp...............................        3,990        111,720
  National City Bankshares, Inc........................        4,254        199,966
  National Computer Systems, Inc.......................        9,200        337,525
  *National Dentex Corp................................        3,000         64,125
  *National Energy Group, Inc..........................       24,470        104,762
  National Gas & Oil Co................................        6,785         78,452
  *National Home Centers, Inc..........................        3,000          3,469
  *National Home Health Care Corp......................        2,115         11,239
  *National Instruments Corp...........................        2,250         60,188
  National Insurance Group.............................        2,600         27,463
  *National Media Corp.................................       15,500         63,938
  *National Patent Development Corp....................        6,580         88,830
  National Penn Bancshares, Inc........................        3,966        127,160
                                                               SHARES        VALUE+
                                                         ------------  ------------

  National Presto Industries, Inc......................        3,700   $    144,994
  *National Processing, Inc............................       11,500        119,313
  *National Record Mart, Inc...........................        1,900          7,184
  *National RV Holdings, Inc...........................        3,100         74,303
  *National Standard Co................................        6,500         38,188
  *National Steel Corp. Class B........................       10,500        157,500
  *National Surgery Centers, Inc.......................        4,700        119,263
  National Technical Systems, Inc......................        3,400         29,006
  *National Techteam, Inc..............................       12,100        131,588
  *National Vision Association, Ltd....................       10,200         53,231
  *National Western Life Insurance Co. Class A.........        1,000         95,250
  *Natural Alternatives International, Inc.............        3,400         30,813
  *Natural Microsystems Corp...........................        6,200        295,275
  *Natural Wonders, Inc................................        4,000         30,250
  Natures Sunshine Products, Inc.......................       11,259        246,994
  *Navarre Corp........................................        3,400          9,988
  *Navigators Group, Inc...............................        3,200         60,600
  Nelson (Thomas), Inc.................................        8,900        100,681
  *Neogen Corp.........................................        2,700         30,038
  *Neopath, Inc........................................        8,600        142,975
  *Neoprobe Corp.......................................       13,600        109,650
  *Neorx Corp..........................................       14,225         78,682
  *Neose Technologies, Inc.............................        4,700         81,516
  *#Neoware Systems, Inc...............................        3,100          9,106
  *Netcom On-Line Communication Services, Inc..........        5,800        116,000
  *Netmanage, Inc......................................       30,300         86,166
  *Netrix Corp.........................................        4,700          6,316
  *Netvantage, Inc. Class A............................        4,200         29,663
  *Network Appliance Corp..............................        7,000        356,125
  *Network Computing Devices, Inc......................       11,000         90,750
  *Network Equipment Technologies, Inc.................       13,100        190,769
  *Network General Corp................................       25,600        481,600
  *#Network Imaging Corp...............................       11,600         14,319
  *Network Peripherals, Inc............................        9,700         50,925
  *Network Six, Inc....................................          275            739
  *Neurex Co...........................................       19,800        311,231
  *Neurobiological Technologies, Inc...................        2,700          5,231
  *Neurogen Corp.......................................        8,600        168,238
  *Neuromedical Systems, Inc...........................       20,800         77,350
  *New Brunswick Scientific Co., Inc...................        2,541         19,693
  New England Business Services, Inc...................        8,100        256,669
  New England Community Bancorp, Inc. Class A..........        1,700         39,738
  New Hampsire Thrift BancShares, Inc..................          200          4,125
  *New Horizons Worldwide, Inc.........................        3,400         52,700
  New Jersey Resources Corp............................        9,100        316,794
  *New Jersey Steel Corp...............................        2,300         51,822
  *New Mexico & Arizona Land Co........................        1,870         28,050
  New York Bancorp, Inc................................       11,333        400,905
  Newcor, Inc..........................................        2,415         20,829
  Newmil Bancorp, Inc..................................        3,500         49,000
  #Newport Corp........................................        6,800        114,750
  *#Nexstar Pharmaceuticals, Inc.......................       18,496        254,320
  *Nextel Communications Corp. Class A.................        3,221         81,431
  *Nexthealth, Inc.....................................        3,400          3,772

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Niagara Corp.......................................        1,300   $     12,106
  *Nichols Research Corp...............................        8,250        190,781
  *Nimbus CD International, Inc........................        2,000         19,875
  *Nitches, Inc........................................          785          4,710
  *Nobel Education Dynamics, Inc.......................        2,400         14,325
  *Nobility Homes......................................        1,500         23,438
  *Noel Group, Inc.....................................        8,000         28,500
  Noland Co............................................          200          4,775
  *Noodle Kidoodle, Inc................................        3,800         10,925
  *Nord Resources Corp.................................       17,500         30,625
  *Norland Medical System, Inc.........................        4,900         36,903
  Norrell Corp.........................................        8,500        207,188
  *Norstan, Inc........................................        4,600        111,550
  *Nortek, Inc.........................................        5,000        121,875
  North Carolina Natural Gas Corp......................        3,200        106,000
  North Central Bancshares, Inc........................        2,700         51,216
  Northern Technologies International..................        1,700         19,125
  *#Northfield Laboratories, Inc.......................        9,800        110,863
  #Northland Cranberries, Inc. Class A.................        9,100        127,684
  Northrim Bank........................................          300          4,163
  Northwest Natural Gas Co.............................       11,250        312,891
  *Northwest Pipe Co...................................        2,600         59,313
  *Northwest Teleproductions, Inc......................          200            475
  Northwestern Public Service Co.......................       12,500        260,156
  *Northwestern Steel & Wire Co........................       18,500         69,375
  *Norton McNaughton, Inc..............................        6,000         36,375
  Norwich Financial Corp...............................        2,400         71,550
  *Norwood Promotional Products, Inc...................        2,200         33,413
  *Novacare, Inc.......................................       10,000        123,750
  *#Novadigm, Inc......................................        8,300         41,241
  *Novametrix Medical Systems, Inc.....................        6,100         46,322
  *Novavax, Inc........................................        8,700         38,063
  *Noven Pharmaceuticals, Inc..........................       13,400         95,894
  *Novitron International, Inc.........................        1,300          3,656
  *Nu Horizons Electronics Corp........................        6,400         45,200
  *Nu-Kote Holding, Inc. Class A.......................       17,600          9,625
  *Nuko Information Systems, Inc.......................        3,300          1,581
  *Numerex Corp. Class A...............................        2,000         14,625
  *Nutramax Products, Inc..............................        3,300         38,569
  *Nview Corp..........................................        3,000          3,656
  *O'Charleys, Inc.....................................        4,100         73,031
  *O'Reilly Automotive, Inc............................       12,400        296,050
  O'Sullivan Corp......................................       10,100        100,369
  *O'Sullivan Industries Holdings, Inc.................        9,400        119,850
  *O.I. Corp...........................................        1,600          7,000
  *ODS Networks, Inc...................................        8,200         69,444
  *OEC Medical Systems, Inc............................        6,600        141,900
  *OHM Corp............................................       15,500        131,750
  OM Group, Inc........................................        9,300        356,888
  *OMI Corp............................................       31,500        322,875
  *OSI Pharmaceutical, Inc.............................       12,600         90,169
  *#OTR Express, Inc...................................          200          1,188
  *Oacis Healthcare Holdings Corp......................        3,500         16,844
  *Oak Hill Sportswear Corp............................          800          3,100
  *Oak Industries, Inc.................................        9,200        254,725
  *Oak Technology, Inc.................................       35,700        295,641
  *Objectshare, Inc....................................        4,600          3,234
  *Ocal, Inc...........................................        2,300          6,900
  *Oceaneering International, Inc......................       14,300        294,938
  *Odetics, Inc. Class A...............................          300          2,025
  *#Odwalla, Inc.......................................        2,500         19,688
  *Offshore Logistics, Inc.............................       17,300        396,819
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Oglebay Norton Co....................................        4,400   $    134,750
  Oil-Dri Corp. of America.............................        4,000         67,000
  *Old America Stores, Inc.............................        1,800            507
  *Old Dominion Freight Lines, Inc.....................        7,200        113,850
  *Olympic Steel, Inc..................................       10,000        140,313
  *Omega Environmental, Inc............................       18,065          1,129
  Omega Financial Corp.................................        4,450        152,691
  *Omni Multimedia Group, Inc..........................        1,500            563
  *On Assignment, Inc..................................        5,200        117,650
  *On Technology Corp..................................        1,700          3,347
  *#On-Point Technology Systems, Inc...................        2,900          7,884
  OnbanCorp, Inc.......................................        6,200        418,113
  *Oncor, Inc..........................................       17,600         77,000
  *Oncormed, Inc.......................................        3,400         22,525
  *One Price Clothing Stores, Inc......................        5,200         10,725
  Oneida, Ltd..........................................        7,600        285,475
  *Oneita Industries, Inc..............................        2,700            928
  *Onyx Acceptance Corp................................          200          1,550
  *Open Market, Inc....................................       12,000        122,625
  *Opinion Research Corp...............................        1,700          8,500
  *Opta Food Ingredients, Inc..........................        9,000         46,125
  *Optek Technology, Inc...............................        1,600         30,600
  *Opti, Inc...........................................        9,200         56,925
  Optical Coating Laboratory, Inc......................        6,900        106,088
  *Option Care, Inc....................................        5,300         22,856
  Orange & Rockland Utilities, Inc.....................        8,700        347,456
  Orange Co., Inc......................................        4,800         38,400
  *Oravax, Inc.........................................        3,600         10,575
  *Orbit International Corp............................        2,400          5,925
  *Orbital Sciences Corp...............................       22,500        577,969
  *Orcad, Inc..........................................          300          2,503
  *Oregon Metallurgical Corp...........................        9,800        316,050
  Oregon Steel Mills, Inc..............................       15,400        302,225
  *#Organogenesis, Inc.................................        8,875        303,969
  *Oriole Homes Corp. Class A Convertible..............          800          3,800
  *Oriole Homes Corp. Class B..........................        1,000          4,750
  *Orion Network Systems, Inc..........................        5,300         90,928
  *Oroamerica, Inc.....................................        2,500         13,906
  *Orphan Medical, Inc.................................        4,585         25,218
  *Ortel Corp..........................................        8,100        144,281
  *Orthodontic Centers of America, Inc.................        4,400         79,750
  *Orthologic Corp.....................................       17,500         90,234
  Oshkosh B'Gosh, Inc. Class A.........................        6,200        201,500
  Oshkosh Truck Corp. Class B..........................        3,800         66,975
  *Oshman's Sporting Goods, Inc........................        2,900         16,675
  *Osmonics, Inc.......................................        7,100        102,950
  *Osteotech, Inc......................................        3,900        117,731
  *Ostex International, Inc............................       10,000         31,563
  Ottawa Financial Corp................................        2,750         76,141
  Otter Tail Power Co..................................        6,300        217,350
  *Outlook Group Corp..................................        1,800         12,038
  Overseas Shipholding Group, Inc......................       11,200        273,700
  Owens & Minor, Inc...................................       19,200        266,400
  Owosso Corp..........................................        3,600         28,013
  Oxford Industries, Inc...............................        4,400        154,550
  *#Oxigene, Inc.......................................        6,900        125,063
  *Oxis International, Inc.............................        8,400          5,250
  *P&F Industries, Inc. Class A........................        1,300          8,572
  *P-Com, Inc..........................................       23,800        417,988
  *PAM Transportation Services, Inc....................        4,100         40,359
  *PC Quote, Inc.......................................        3,600          4,950

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *PC Service Source, Inc..............................        3,400   $     19,125
  PCA International, Inc...............................        3,400         83,300
  *#PHP Healthcare Corp................................        8,000        129,000
  *PICO Holdings, Inc..................................       13,009         79,274
  PLM International, Inc...............................        5,100         28,688
  *PMC Sierra, Inc.....................................       14,300        395,931
  *PMR Corp............................................        2,400         54,150
  *PMT Services, Inc...................................       22,900        357,813
  *PPT Vision, Inc.....................................        2,700         21,263
  *PRI Automation, Inc.................................        7,200        245,250
  PS Group Holdings, Inc...............................        3,000         42,750
  *PSC, Inc............................................        8,900        102,906
  *PST Vans, Inc.......................................        1,300          5,931
  PXRE Corp............................................        9,320        275,523
  *Pacific Aerospace and Electronics, Inc..............        3,800         24,047
  *Pacific Crest Capital, Inc..........................        1,060         17,291
  *Pacific Pharmaceuticals, Inc........................        3,200          4,800
  Pacific Scientific Co................................        9,600        152,400
  *Pacific Sunwear of California, Inc..................        6,000        196,125
  *Pagemart Wireless, Inc. Class A.....................        2,500         24,844
  *Pages, Inc..........................................        1,700          3,294
  *Palatin Technologies, Inc...........................           62            442
  Palfed, Inc..........................................        2,000         53,375
  *Palm Harbor Homes, Inc..............................        4,375        128,516
  *Palmer (Arnold) Golf Co.............................        1,600          4,350
  *Pamida Holdings Corp................................        4,000         21,500
  Pamrapo Bancorp, Inc.................................        1,300         31,769
  *Panaco, Inc.........................................        5,000         22,813
  Pancho's Mexican Buffet, Inc.........................        5,000         11,094
  *#Panda Project, Inc.................................        4,500         29,109
  *Par Technology Corp.................................        7,500         80,156
  *Paracelsus Healthcare Corp..........................       24,500        134,750
  *Paragon Health Networks, Inc........................        4,420        229,302
  *Paragon Trade Brands, Inc...........................        7,100        159,750
  *Parallel Petroleum Corp.............................       12,800         72,400
  *Parexel International Corp..........................        7,500        257,813
  *Paris Corp..........................................          200            338
  Park Electrochemical Corp............................        5,600        147,000
  Park National Corp...................................        4,300        377,863
  *Park-Ohio Industries, Inc...........................        6,634        118,997
  *#Parkervision, Inc..................................        5,500        105,188
  Parkvale Financial Corp..............................        2,440         71,523
  *Parlux Fragrances, Inc..............................        8,100         18,478
  *Pathogenesis Corp...................................       10,500        374,063
  *Patina Oil & Gas Corp...............................        3,134         25,464
  Patrick Industries, Inc..............................        3,500         50,313
  *Patterson Dental Co.................................       10,200        417,881
  *Patterson Energy, Inc...............................        8,540        311,710
  *Paul Harris Stores, Inc.............................        7,300        153,756
  *#Paul-Son Gaming Corp...............................        1,000         16,625
  *Paxar Corp..........................................       44,015        660,225
  *Paxson Communications Corp..........................       37,800        321,300
  *Payless Cashways, Inc...............................       15,900            811
  *Paymentech, Inc.....................................       16,100        249,550
  *Pediatric Services of America, Inc..................        3,500         68,250
  *Pediatrix Medical Group, Inc........................        6,000        265,500
  Peerless Manufacturing Co............................          200          2,350
  *Penederm, Inc.......................................        6,900         78,488
  Penn Engineering & Manufacturing Corp. Class A.......          600         15,469
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Penn Engineering & Manufacturing Corp. Non-voting....        7,500   $    196,875
  *Penn National Gaming, Inc...........................       11,600        132,313
  *#Penn Traffic Co....................................        6,300         55,125
  *Penn Treaty American Corp...........................        3,800        122,788
  Penn Virginia Corp...................................        8,200        221,913
  Penn-America Group, Inc..............................        4,350         79,931
  Pennfed Financial Services, Inc......................        2,100         69,366
  Pennsylvania Enterprises, Inc........................        4,800        120,900
  *#Penske Motorsports, Inc............................        6,600        173,663
  *Pentech International, Inc..........................        5,900         17,147
  Penwest, Ltd.........................................        3,200        118,600
  Peoples Bancorp......................................          300          6,975
  Peoples Bancshares, Inc. Massachusetts...............        2,500         49,531
  *Peoples Choice TV Corp..............................        6,350         14,486
  Peoples Heritage Financial Group, Inc................          800         34,100
  *Peoples Telephone Co., Inc..........................       12,950         46,944
  *Perceptron, Inc.....................................        6,550        145,738
  *Performance Food Group Co...........................        5,800        123,250
  *Performance Technologies, Inc.......................        3,100         46,306
  *Perfumania, Inc.....................................        3,900         12,980
  *Perini Corp.........................................        2,800         24,675
  *Periphonics Corp....................................        8,900         86,497
  *Perseptive Biosystems, Inc..........................       15,000        180,000
  *Personnel Group of America, Inc.....................       10,800        394,875
  *Personnel Management, Inc...........................          500          6,125
  *Petco Animal Supplies, Inc..........................       12,804        381,719
  *Pete's Brewing Co...................................        4,300         21,366
  *Petersen Companies, Inc. Class A....................       12,000        216,000
  *Petrocorp, Inc......................................        6,900         62,531
  *Petroleum Development Corp..........................        5,200         31,850
  Petroleum Heat & Power Co., Inc. Class A.............       13,500         38,602
  *PetSmart, Inc.......................................       41,500        325,516
  *Phar-Mor, Inc.......................................        4,900         41,497
  *#Pharmaceutical Marketing Services, Inc.............       12,600        129,150
  *Pharmaceutical Products Development Service Co......       14,300        218,075
  *Pharmaceutical Resources, Inc.......................       10,800         16,875
  *Pharmacopeia, Inc...................................        5,300        100,369
  *Pharmchem Laboratories, Inc.........................        3,300          9,900
  *Pharmos Corp........................................        6,200         14,047
  Philadelphia Suburban Corp...........................       11,600        287,825
  *Phildelphia Consolidated Holding Corp...............        6,000        100,125
  *Philip Services Corp................................       13,144        207,840
  Phillips-Van Heusen Corp.............................       21,900        301,125
  Phoenix Duff & Phelps Corp...........................       34,100        255,750
  *Phoenix Gold International, Inc.....................        1,000          4,875
  *Phoenix Network, Inc................................       10,200          7,013
  *Phoenix Technologies, Ltd...........................       12,700        187,722
  *Photo Control Corp..................................        1,000          2,813
  *Photon Dynamics, Inc................................        4,000         17,250
  *Photran Corp........................................        1,100          5,088
  *Photronics, Inc.....................................        5,900        282,463
  *Physician Computer Network, Inc.....................       46,100        221,856
  *Physician Reliance Network, Inc.....................       33,000        325,875
  *Physician Sales & Service, Inc......................       21,200        484,950
  *Physician Support Systems, Inc......................        3,600         53,775

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Physicians Health Services, Inc. Class A............        2,800   $     77,350
  *Physicians Resource Group, Inc......................       20,700        117,731
  *Physiometrix, Inc...................................        3,300          8,456
  Piccadilly Cafeterias, Inc...........................        5,300         66,581
  *Picturetel Corp.....................................       26,400        230,588
  Piedmont Natural Gas Co..............................        9,600        313,800
  *Piercing Pagoda, Inc................................        4,200        109,200
  *Pilgrim America Capital Corp........................        1,900         36,456
  Pilgrim Pride Corp...................................       16,600        265,600
  #Pillowtex Corp......................................        5,100        135,150
  *Pinkertons, Inc.....................................        6,250        142,969
  Pinnacle Financial Services, Inc.....................        3,300        137,775
  *#Pinnacle Micro, Inc................................        3,800            950
  *Pinnacle Systems, Inc...............................        3,700         89,725
  Pioneer Group, Inc...................................       15,100        479,425
  Pioneer Natural Resouces Co..........................        4,714        150,553
  Pioneer Standard Electronics, Inc....................       21,900        360,666
  Piper Jaffray Companies, Inc.........................       11,200        310,100
  Pitt-Des Moines, Inc.................................        3,600        124,650
  Pittston Co. Burlington Group........................       13,800        380,363
  Pittston Co. Minerals Group..........................        4,200         38,325
  *Plains Resources, Inc...............................       11,600        191,400
  *Planar Systems, Inc.................................        8,600        101,588
  *Plantronics, Inc....................................        9,800        363,825
  *Plasma-Therm, Inc...................................        4,400         37,125
  Plasti-Line, Inc.....................................          800         10,950
  *Platinum Software Corp..............................       16,600        129,688
  *Play By Play Toys and Novelties, Inc................        1,800         29,813
  *Playboy Enterprises, Inc. Class A...................        2,800         34,125
  *Playboy Enterprises, Inc. Class B...................        7,800        106,763
  *Players International, Inc..........................       27,550         88,677
  *Playtex Products, Inc...............................       32,100        312,975
  Plenum Publishing Corp...............................        1,500         72,094
  *Plexus Corp.........................................        6,400        170,400
  Poe & Brown, Inc.....................................        4,400        181,775
  *Polk Audio, Inc.....................................          500          4,531
  *Pollo Tropical, Inc.................................        4,100         27,163
  *Polycom, Inc........................................       14,500         87,000
  *Polymedica Industries, Inc..........................        3,700         34,225
  *Polymer Group, Inc..................................       27,000        266,625
  *Polyphase Corp......................................        6,600          7,013
  *Pomeroy Computer Resource, Inc......................        4,875        121,875
  *Pool Energy Services Co.............................       11,500        296,844
  Pope & Talbot, Inc...................................        7,600        125,400
  *Porta Systems Corp..................................          880          2,970
  Portec, Inc..........................................        7,610        105,589
  *Positive Response Television, Inc. Escrow...........        1,400              0
  *Positron Corp.......................................        1,400            875
  *Possis Medical, Inc.................................        7,200        100,800
  Poughkeepsie Financial Corp..........................        9,100         90,431
  *Powell Industries, Inc..............................        5,300         74,200
  *Powercerv Corp......................................       10,600         31,138
  *Powertel, Inc.......................................       16,500        319,688
  *Praegitzer Industries, Inc..........................        9,000        114,188
  *Pre-Paid Legal Services, Inc........................       13,200        373,725
  *Precision Standard, Inc.............................        3,800          2,731
  *Premenos Technology Corp............................        9,500        125,281
  Premier Bancshares, Inc..............................        1,400         28,350
  *#Premier Laser Systems, Inc. Class A................        5,600         53,725
  *Premier Parks, Inc..................................        3,900        153,075
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Premiumwear, Inc.....................................          800   $      3,750
  Presidential Life Corp...............................       16,500        331,547
  *Presley Companies Class A...........................        5,600          4,900
  *Price Communications Corp...........................        4,600         50,600
  Price Enterprises, Inc...............................       14,000        251,125
  *Pricellular Corp. Class A...........................       17,500        188,125
  *Pricesmart, Inc.....................................        3,500         57,313
  *Pride International, Inc............................       11,300        312,163
  *Prima Energy Corp...................................        2,400         48,600
  *Primadonna Resorts, Inc.............................       17,600        292,050
  *Primark Corp........................................          900         30,488
  Prime Bancorp, Inc...................................        1,465         49,535
  *Prime Medical Services, Inc.........................        9,500        126,469
  Primesource Corp.....................................        2,581         31,295
  *Primus Telecommunications Group, Inc................       13,500        185,625
  *Printrak International, Inc.........................        5,000         49,375
  *Printronix, Inc.....................................        3,925         70,159
  *Prism Solutions, Inc................................        5,400         28,688
  *Procept, Inc........................................          714          1,294
  *Procyte Corp........................................        5,200          5,688
  *Profit Recovery Group International, Inc............       11,000        168,438
  *Programmers Paradise, Inc...........................        2,400         23,550
  Progress Financial Corp..............................        1,050         15,947
  *Progress Software Corp..............................        6,300        130,725
  Progressive Bank, Inc................................        1,500         51,188
  *Project Software & Development, Inc.................        8,800        171,050
  *Pronet, Inc.........................................       10,100         44,819
  #Protection One, Inc.................................       11,000        127,531
  *Protein Design Labs, Inc............................       10,900        456,438
  *Proteon, Inc........................................        7,700         12,513
  *Protocol Systems, Inc...............................        6,300         64,969
  Providence & Worcester Railroad Co...................          800         12,400
  Providence Energy Corp...............................        5,300        100,369
  *Provident American Corp.............................        8,500         22,844
  Provident Bankshares Corp............................        5,383        318,270
  *Proxim, Inc.........................................        4,900         58,188
  *Proxima Corp........................................        6,300         46,463
  *Proxymed, Inc.......................................        4,900         44,253
  *Psinet, Inc.........................................       28,100        191,431
  Psychemedics Corp....................................       12,800         75,200
  Public Service Co. of North Carolina.................        9,900        200,475
  Pulaski Furniture Corp...............................        1,300         25,025
  *Pure World, Inc.....................................        3,800         24,700
  *Pyramid Breweries, Inc..............................        3,300          8,869
  *Q Logic Corp........................................        4,100        134,531
  *QMS, Inc............................................        6,400         20,400
  *Quad Systems Corp...................................        3,600         23,063
  Quaker Chemical Corp.................................        4,300         80,894
  *Quaker City Bancorp, Inc............................        1,750         35,656
  *Quaker Fabric Corp..................................        4,000         79,250
  Quaker State Corp....................................       19,100        293,663
  *Quality Dining, Inc.................................       14,000         58,188
  *Quality Semiconductor, Inc..........................        4,200         24,281
  *Quality Systems, Inc................................        2,700         19,913
  Quanex Corp..........................................        6,700        199,325
  *Quarterdeck Office Systems, Inc.....................       32,300         68,133
  Queens County Bancorp................................        9,900        345,572
  *Quest Medical, Inc..................................        6,700         46,691

THE U.S. 6-10 SMALL COMPANY SERIES

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Quickresponse Services, Inc.........................        4,200   $    147,788
  *Quickturn Design Systems, Inc.......................       11,700        136,744
  *Quidel Corp.........................................       18,800         71,969
  *Quiksilver, Inc.....................................        3,500         92,313
  *Quintel Entertainment, Inc..........................        8,400         48,300
  *Quipp, Inc..........................................        1,400         23,975
  Quixote Corp.........................................        4,300         37,356
  *R & B, Inc..........................................        4,100         39,463
  *RCM Technologies, Inc...............................        3,000         47,063
  *RDM Sports Group, Inc...............................       16,900            135
  *RF Monolithics, Inc.................................        2,300         28,463
  RLI Corp.............................................        4,500        196,594
  *RMI Titanium Co.....................................       17,100        406,125
  RPC, Inc.............................................       22,700        607,225
  *RTW, Inc............................................        7,100         47,259
  *Racotek, Inc........................................       15,800         20,984
  *Rag Shops, Inc......................................        2,300          7,152
  *Ragan (Brad), Inc...................................        3,800        129,200
  *#Railamerica, Inc...................................        3,400         20,613
  *Railtex, Inc........................................        6,600         97,763
  *Rainbow Technologies, Inc...........................        3,700         89,263
  *Rainforest Cafe, Inc................................        8,700        312,113
  *Ralcorp Holdings, Inc...............................       22,000        372,625
  *#Rally's Hamburgers, Inc............................       18,300         62,906
  Ramapo Financial Corp................................        4,000         36,750
  *Ramsay Health Care, Inc.............................        7,700         33,447
  *Ramtron International Corp..........................       24,700        160,550
  *Rare Hospitality International, Inc.................        5,781         62,146
  Raritan Bancorp, Inc. DE.............................          300          8,175
  *Raster Graphics, Inc................................        1,000          5,813
  Raven Industries, Inc................................        2,100         43,378
  *Rawlings Sporting Goods, Inc........................        3,800         42,750
  *Raytech Corp. DE....................................        1,300          6,988
  *Reading Entertainment, Inc..........................        2,000         25,250
  *Recoton Corp........................................        7,666        104,449
  *Recovery Engineering, Inc...........................        1,600         41,600
  *Recycling Industries, Inc...........................        6,700         52,134
  *#Redhook Ale Brewery, Inc...........................        2,000         13,250
  *Redwood Empire Bancorp..............................          900         14,119
  *Reeds Jewelers, Inc.................................          220          1,513
  Refac Technology Development Corp....................        7,000         97,125
  Regal Beloit Corp....................................       10,300        280,031
  *Regeneron Pharmaceuticals, Inc......................       15,500        152,094
  Regis Corp...........................................       11,270        269,071
  *Rehabcare Group, Inc................................        3,450         93,258
  *Rehabilicare, Inc...................................        1,800          7,088
  *Reliability, Inc....................................        3,200         68,300
  Reliance Steel and Aluminum Co.......................       10,600        297,463
  Reliv International, Inc.............................        7,750         29,547
  *Remec, Inc..........................................        9,900        228,938
  *Renal Treatment Centers, Inc........................       12,200        406,413
  *#Reno Air, Inc......................................        7,600         44,413
  *#Rent-Way, Inc......................................        5,000         86,406
  *Renters Choice, Inc.................................       11,700        265,809
  *Rentrak Corp........................................        9,300         46,209
  *Repligen Corp.......................................        6,100          6,195
  *Reptron Electronics, Inc............................        3,200         47,900
  *Republic Automotive Parts, Inc......................        1,300         19,500
  Republic Bancorp, Inc................................        8,580        148,005
  *Republic Engineered Steels, Inc.....................        7,800         11,456
  *Republic First Bancorp, Inc.........................        1,700         22,206
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Republic Group, Inc..................................        5,830   $    111,134
  Republic Security Financial Corp.....................        8,000         81,500
  *#Res-Care, Inc......................................        6,100        142,588
  *Resound Corp........................................       12,600         77,569
  Resource America, Inc................................        1,800         85,388
  Resource Bancshares Mortgage Group, Inc..............       13,986        194,056
  *#Respironics, Inc...................................       13,800        366,563
  *Response Oncology, Inc..............................       10,456        101,946
  *Retirement Care Association, Inc....................        6,700         58,206
  *Retix, Inc..........................................       15,700         75,556
  *Rex Stores Corp.....................................        5,000         56,875
  *Rexel, Inc..........................................       18,200        408,363
  *Rexhall Industries, Inc.............................        1,102          5,441
  *Rexworks, Inc.......................................        1,000          4,813
  *Ribi Immunochem Research, Inc.......................       16,400         64,575
  *Richey Electronics, Inc.............................        2,100         17,981
  *Riddell Sports, Inc.................................        4,055         16,347
  *Ride, Inc...........................................        5,400         13,838
  Riggs National Corp..................................       17,900        436,872
  *Right Management Consultants, Inc...................        5,300         58,631
  *Right Start, Inc....................................        5,200         10,563
  *Rightchoice Managed Care, Inc. Class A..............        1,400         15,138
  *Rimage Corp.........................................        2,000         12,750
  *Ringer Corp.........................................        6,500          9,648
  *Rio Hotel & Casino, Inc.............................       14,100        294,338
  Rival Co.............................................        4,900         72,581
  *River Oaks Furniture, Inc...........................        2,400          4,200
  *Riverside Group, Inc................................        1,000          1,375
  Rivianna Foods, Inc..................................        8,200        158,875
  *Riviera Holdings Corporation........................        2,500         34,219
  Roanoke Electric Steel Corp..........................        4,600        102,350
  Robbins & Myers, Inc.................................        6,800        265,200
  *Roberds, Inc........................................        3,500         13,781
  *Roberts Pharmaceutical Corp.........................       11,100        115,163
  *Robertson-Ceco Corp.................................        8,018         73,164
  Robinson Nugent, Inc.................................        1,900         10,213
  *Robotic Vision Systems, Inc.........................       13,600        187,425
  *Rochester Medical Corp..............................        3,100         42,431
  *Rock Bottom Restaurants, Inc........................        4,000         43,000
  Rock-Tenn Co. Class A................................       19,600        396,900
  *Rockford Industries, Inc............................        3,500         29,859
  *Rocky Mountain Chocolate Factory....................        1,500          7,313
  *Rocky Shoes & Boots, Inc............................        2,000         34,125
  *Rodman & Renshaw Capital Group, Inc.................        1,300            488
  *Rogers Corp.........................................       10,000        408,125
  *Rohr, Inc...........................................       15,200        465,500
  Rollins Truck Leasing Corp...........................       32,200        545,388
  Rollins, Inc.........................................       16,900        344,338
  *Romac International, Inc............................       12,300        239,081
  *Ross Systems, Inc...................................       13,600         50,575
  Rotonics Manufacturing, Inc..........................        2,500          3,594
  *Rottlund, Inc.......................................        2,300          9,200
  Rouge Industries, Inc. Class A.......................       12,100        184,525
  Rowe Furniture Corp..................................       12,200         81,588
  *Royal Appliance Manufacturing Co....................       19,500        135,281
  Royal Bancshares of Pennsylvania Class A.............        2,548         54,941
  *Royal Energy, Inc...................................          800          3,550
  *Royal Precision, Inc................................          550          4,658

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ruby Tuesday, Inc...................................        9,500   $    249,375
  Ruddick Corp.........................................       23,300        474,738
  *Rural Cellular Corp. Class A........................        2,300         28,319
  *Rural/Metro Corp....................................        8,300        283,238
  Russ Berrie & Co., Inc...............................       15,500        463,063
  Ryan Beck & Co.......................................          210          1,391
  *Ryans Family Steak Houses, Inc......................       28,500        254,719
  Rykoff-Sexton, Inc...................................       18,100        406,119
  Ryland Group, Inc....................................       11,600        253,025
  *S&K Famous Brands, Inc..............................        2,500         33,906
  S&T Bancorp, Inc.....................................        6,300        248,063
  *S3, Inc.............................................       42,500        272,930
  *SABA Petroleum Co...................................        4,600         45,713
  *SBE, Inc............................................          900         12,966
  *SBS Technologies, Inc...............................        3,500        101,719
  *SDL, Inc............................................        8,100        137,194
  *SED International Holdings, Inc.....................        4,250         54,320
  SEI Investments Co...................................       13,000        546,000
  SEMCO Energy, Inc....................................        9,621        169,871
  *#SFX Broadcasting, Inc. Class A.....................        4,200        315,656
  SI Handling, Inc.....................................        1,575         21,263
  SIS Bancorp, Inc.....................................        2,800         94,675
  SJNB Financial Corp..................................        1,300         47,775
  SJW Corp.............................................        1,600         91,200
  SL Industries, Inc...................................        9,200        119,600
  *SLH Corp............................................        2,625        140,438
  *SMC Corp............................................        5,600         42,700
  *SOS Staffing Services, Inc..........................        6,000        124,500
  *SPS Technologies, Inc...............................        6,000        262,500
  *SPS Transaction Service, Inc........................       13,600        293,250
  *SPSS, Inc...........................................        3,700         92,269
  SPX Corp.............................................        7,300        499,138
  *SSE Telecom, Inc....................................        3,500         17,281
  *STB Systems, Inc....................................        3,450         96,816
  *STM Wireless, Inc. Class A..........................        2,900         42,594
  *SYNC Research, Inc..................................        6,900         27,816
  *Safeguard Health Enterprises, Inc...................        4,400         57,475
  *Safeskin Corp.......................................       12,700        600,869
  *Safety 1st, Inc.....................................        5,900         40,563
  *Safety Components International, Inc................        2,600         35,750
  *Saga Communications, Inc. Class A...................        4,476         87,842
  *Saint Jude Medical, Inc.............................            0              0
  *Salant Corp. DE.....................................       11,000         21,313
  Salient 3 Communications, Inc. Class A...............        2,400         30,750
  *Salton/Maxim Housewares, Inc........................        6,600         64,350
  *San Filippo (John B.) & Son, Inc....................        5,000         39,531
  Sanderson Farms, Inc.................................        9,200        110,975
  *Sandisk Corp........................................       11,400        277,875
  *Sands Regent Casino Hotel...........................        2,000          4,219
  Sandwich Bancorp, Inc................................          900         38,138
  *Sangstat Medical Corp...............................        9,000        311,625
  *Sano Corp...........................................        4,500         98,156
  *Santa Cruz Operation, Inc...........................       25,600        150,400
  *Santa Fe Gaming Corp................................        2,400          1,800
  Santa Monica Bank CA.................................        4,500        124,313
  *Satcon Technology Corp..............................        4,000         39,500
  Savannah Foods & Industries, Inc.....................        8,080        144,430
  *Savoir Technology Group, Inc........................        1,600         16,500
  *Sawtek, Inc.........................................        8,900        260,881
  Sbarro, Inc..........................................       10,200        285,600
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Scan-Optics, Inc....................................       14,900   $    132,703
  *ScanSource, Inc.....................................        1,600         30,350
  Schawk, Inc. Class A.................................        6,200         70,525
  *Schein (Henry), Inc.................................        3,528        124,472
  *Schieb (Earl), Inc..................................        1,700         14,875
  *Schlotzskys, Inc....................................        3,500         61,250
  *Schmitt Industries, Inc.............................        2,800         26,250
  Schnitzer Steel Industries, Inc. Class A.............        2,300         64,400
  *Scholastic Corp.....................................        9,200        351,900
  *Schuler Homes, Inc..................................       15,600        110,175
  Schult Homes Corp....................................        1,820         32,305
  Schultz Sav-O Stores, Inc............................        2,550         40,481
  *Sciclone Pharmaceuticals, Inc.......................       13,700         55,228
  *Scientific Games Holdings Corp......................        8,600        181,138
  Scientific Technologies, Inc.........................        6,700         72,025
  *Scios-Nova, Inc.....................................       23,287        176,836
  Scope Industries, Inc................................        3,500        215,250
  *Scopus Technology, Inc..............................       12,000        144,375
  Scotsman Industries, Inc.............................        8,900        226,394
  *Scott's Liquid Gold, Inc............................        5,000         19,688
  *Scotts Co. Class A..................................        9,600        280,800
  Seacoast Banking Corp. Class A.......................        1,500         52,313
  *Sealright Co., Inc..................................        5,400         67,163
  *Seattle Filmworks, Inc..............................       14,300        140,542
  Seaway Food Town, Inc................................          400          8,800
  *Secom General Corp..................................          700          1,575
  Second Bancorp, Inc..................................          600         15,525
  *Secure Computing Corp...............................        6,000         71,625
  Security First Corp..................................        1,900         36,100
  *Seeq Technology, Inc. DE............................       16,600         58,878
  *Segue Software, Inc.................................        3,500         38,063
  *Seibels Bruce Group, Inc............................        3,100         24,219
  *Seitel, Inc.........................................        5,000        192,500
  Selas Corp. of America...............................        1,950         20,231
  Selective Insurance Group, Inc.......................        7,300        370,019
  *Selfcare, Inc.......................................        4,200         44,625
  *Semiconductor Packaging Materials Co., Inc..........        3,000         27,188
  *Semitool, Inc.......................................       11,600        180,525
  *Semtech Corp........................................        3,000        146,250
  *Seneca Foods Corp. Class A..........................          200          3,350
  *Seneca Foods Corp. Class B..........................        1,100         18,563
  *Sentry Technology Corp..............................        1,829          3,887
  *Sepracor, Inc.......................................       24,500        906,500
  *Sequa Corp. Class A.................................        2,600        148,850
  *Sequa Corp. Class B.................................        1,700        113,475
  *Sequana Therapeutics, Inc...........................        8,000         99,500
  *Sequent Computer Systems, Inc.......................       16,800        391,125
  *Sequus Pharmaceuticals, Inc.........................       25,600        199,200
  *Seragen, Inc........................................        8,300          4,192
  *Serologicals Corp...................................        7,300        162,425
  *Service Merchandise Co., Inc........................       67,800        228,825
  *Servico, Inc........................................       10,300        178,319
  *Servotronics, Inc...................................          900         10,125
  Sevenson Environmental Services, Inc.................        2,080         24,960
  *#Shaman Pharmaceuticals.............................       14,000         69,125
  *Shared Technologies Fairchild, Inc..................       10,700        156,822
  *Sharper Image Corp..................................        5,900         24,338
  *Shaw Group, Inc.....................................        5,800        141,375
  *Sheffield Medical Technologies, Inc.................        7,000         13,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Shelby Williams Industries, Inc......................        4,400   $     71,500
  *Sheldahl, Inc.......................................        6,900        105,441
  Shelter Components, Inc..............................        3,800         66,025
  *Sheridan Healthcare, Inc............................        4,000         52,250
  *Sherwood Group, Inc.................................        6,500         80,438
  *Shiloh Industries, Inc..............................        6,500        122,688
  *Shiva Corp..........................................       19,300        171,891
  *Shoe Carnival, Inc..................................        5,800         53,288
  *Sholodge, Inc.......................................        3,600         58,275
  *Shoney's, Inc.......................................       40,000        175,000
  *Shopko Stores, Inc..................................       19,400        407,400
  Shoreline Financial Corp.............................        1,764         60,417
  *Shorewood Packaging Corp............................        9,200        221,375
  *Show Biz Pizza Time, Inc............................        7,200        156,150
  Showboat, Inc........................................       14,300        274,381
  *Showscan Entertainment, Inc.........................        2,800          6,388
  *Shuffle Master, Inc.................................        6,300         50,597
  *Sierra Health Services, Inc.........................        8,900        323,738
  Sierrawest Bancorp...................................        1,470         46,121
  Sifco Industries, Inc................................        7,000        143,500
  Sigcorp, Inc.........................................       11,850        316,988
  *Sight Resource Corp.................................        5,000         22,813
  *Sigma Circuits, Inc.................................        1,500         11,672
  *Sigma Designs, Inc..................................        7,900         39,994
  *Sigmatron International, Inc........................        1,400         17,238
  *#Signal Apparel Co., Inc. Class A...................        6,200         10,269
  *Signal Technology Corp..............................        2,700         14,175
  *Signature Brands USA, Inc...........................        6,100         28,594
  *Silicon Storage Technology, Inc.....................        3,500         12,469
  *Silicon Valley Bancshares...........................        4,700        247,631
  *Silicon Valley Group, Inc...........................       13,000        309,969
  *Siliconix, Inc......................................        4,000        196,500
  *#Silverado Foods, Inc...............................        2,400          1,650
  Simmons First National Corp. Class A.................        2,050         72,455
  Simpson Industries, Inc..............................        9,950        115,047
  *Simula, Inc.........................................        4,950         79,200
  *Sirena Apparel Group, Inc...........................        2,100          7,744
  *Sitel Corp..........................................       35,000        325,938
  *Sizzler International, Inc..........................       11,500         33,781
  Skaneateles Bancorp, Inc.............................          600         16,313
  Skyline Corp.........................................        5,100        138,338
  Skywest, Inc.........................................        5,000        121,875
  Smart & Final Food, Inc..............................       10,200        186,150
  *Smartflex Systems, Inc..............................        2,800         27,825
  Smith (A.O.) Corp....................................        8,500        361,781
  Smith (A.O.) Corp. Convertible Class A...............        2,400        102,000
  *Smithfield Foods, Inc...............................       13,000        459,063
  Smucker (J.M.) Co. Class A...........................        7,200        178,200
  Smucker (J.M.) Co. Class B...........................       13,000        296,563
  Snyder Oil Corp......................................       17,700        351,788
  *#Sodak Gaming, Inc..................................       17,400        153,338
  *#Softech, Inc.......................................        1,600          3,750
  *Softnet Systems, Inc................................        3,236         23,259
  *#Software Spectrum, Inc.............................        1,900         25,531
  *Sola International, Inc.............................        6,000        181,500
  *Somatogen, Inc......................................       15,800         90,850
  Somerset Group, Inc..................................          312          6,006
  *Sonic Corp..........................................        9,900        273,797
  *Sonic Solutions.....................................        3,300         21,656
  *Sonics & Materials, Inc.............................          300            769
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Sonus Pharmaceuticals, Inc..........................        4,300   $    166,625
  *Sound Advice, Inc...................................        1,422          2,311
  South Jersey Industries, Inc.........................        5,348        134,369
  Southern California Water Co.........................        4,500        101,531
  *Southern Energy Homes, Inc..........................        9,875         92,887
  *Southern Mineral Corp...............................        2,000         12,625
  *#Southern Pacific Funding Corp......................       18,500        228,938
  *Southern Union Co...................................        9,014        229,863
  *Southwall Technologies, Inc.........................        4,200         33,338
  Southwest Bancorp, Inc...............................        1,500         37,500
  Southwest Bancshares, Inc. DE........................        1,350         34,341
  Southwest Gas Corp...................................       16,200        301,725
  Southwest National Corp..............................          200         10,300
  Southwest Securities Group, Inc......................        4,840        114,345
  Southwest Water Co...................................        2,080         37,895
  Southwestern Energy Co...............................       12,400        144,925
  Sovereign Bancorp, Inc...............................        6,055        114,856
  *Spacehab, Inc.......................................        1,000         10,313
  *Spacelabs Medical, Inc..............................        7,000        152,250
  *Spacetec IMC Corp...................................          300          1,097
  *Spaghetti Warehouse, Inc............................        5,000         34,063
  Span-American Medical System, Inc....................        1,700         12,963
  Spartan Motors, Inc..................................        8,900         50,897
  Spartech Corp........................................       23,200        382,800
  *Sparton Corp........................................        5,100         52,275
  *Special Devices, Inc................................        3,800         99,750
  *Specialty Chemical Resources, Inc...................        1,500          1,594
  *Specialty Equipment Co., Inc........................        8,700        136,481
  *Specialty Teleconstructors, Inc.....................        2,600         37,863
  *Spectran Corp.......................................        3,300         37,847
  *Spectranetics Corp..................................       14,602         54,758
  *Spectrian Corp......................................        4,900        100,144
  *Spectrum Control, Inc...............................        8,600         45,688
  *Speedfam International, Inc.........................        9,300        238,894
  *Speizman Industries, Inc............................        1,200          7,500
  *Spelling Entertainment Group, Inc...................       12,500        105,469
  *Spice Entertainment Companies, Inc..................        6,500         24,680
  *Spiegel, Inc. Class A Non-Voting....................       12,500         68,359
  *#Spine-Tech, Inc....................................        6,100        201,300
  *#Spire Corp.........................................        3,200         59,600
  *Sport Chalet, Inc...................................        1,400          6,738
  *Sport Supply Group, Inc.............................        5,800         45,675
  *Sport-Haley, Inc....................................        2,200         26,263
  *Sportmart, Inc......................................        2,100          6,300
  *Sportmart, Inc. Class A.............................        2,000          5,375
  *Sports Authority, Inc...............................       17,400        341,475
  *Sports Club Co., Inc................................        6,700         54,438
  Springs Industries, Inc. Class A.....................        7,700        388,369
  *#Spyglass, Inc......................................        2,000         15,125
  St. Francis Capital Corp.............................        2,900        112,013
  St. John Knits, Inc..................................        8,300        316,956
  St. Joseph Light & Power Co..........................       54,400        918,000
  St. Mary Land & Exploration Co.......................        6,600        272,663
  St. Paul Bancorp, Inc................................       16,537        407,224
  *Staar Surgical Co...................................        9,200        160,425
  *#Stac, Inc..........................................       21,500        126,984
  *Staff Builders, Inc. Class A........................       15,300         41,836
  *Stage II Apparel Corp...............................        1,700          2,019
  *Standard Commercial Corp............................        5,729         99,541
  *Standard Management Corp............................        2,100         14,569
  *Standard Microsystems Corp..........................       10,300        111,691

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Standard Motor Products, Inc. Class A................        6,600   $    129,938
  Standard Pacific Corp. DE............................       22,100        298,350
  Standard Products Co.................................       11,800        296,475
  Standex International Corp...........................        6,700        234,919
  *Stanford Telecommunications, Inc....................       13,800        307,050
  Stanhome, Inc........................................        8,900        229,175
  *Stanley Furniture, Inc..............................        1,800         49,500
  *Star Multi Care Services, Inc.......................        1,885         10,839
  *Starcraft Corp......................................        1,300          3,494
  *Starmet Corp........................................       13,000        344,500
  Starret Corp.........................................        3,300         39,600
  Starrett (L.S.) Co. Class A..........................        3,500        134,750
  *Starter Corp........................................       15,700         52,988
  State Auto Financial Corp............................        7,500        188,906
  State Financial Services Corp. Class A...............        1,560         40,950
  *State of the Art, Inc...............................        5,600         85,050
  *Station Casinos, Inc................................       27,100        179,538
  *Steck-Vaughn Publishing Corp........................        1,700         25,447
  *Steel of West Virginia, Inc.........................        4,400         42,900
  Steel Technologies, Inc..............................        6,000         68,250
  *Stein Mart, Inc.....................................       18,500        552,688
  Stepan Co............................................        4,000        111,500
  Stephan Co...........................................        1,600         20,400
  Sterling Bancorp.....................................        3,700         81,169
  Sterling Bancshares..................................        7,225        138,855
  *Sterling Electronics Corp...........................        3,600         74,700
  *Sterling Financial Corp. WA.........................        2,720         57,970
  *#Sterling Vision, Inc...............................        9,300         67,280
  *Stevens International, Inc. Class A.................        4,000          4,750
  Stewart & Stevenson Services, Inc....................        9,700        211,581
  Stewart Information Services Corp....................        2,700         73,322
  Stifel Financial Corp................................        2,364         33,983
  *Stillwater Mining Co................................       10,200        186,150
  *Stimsonite Corp.....................................        5,900         30,422
  *Stokely USA, Inc....................................        4,400          3,369
  Stone & Webster, Inc.................................        6,400        300,000
  *Stone Energy Corp...................................        7,300        209,875
  *Storage Computer Corp...............................        8,400         56,700
  *Stormedia, Inc. Class A.............................        6,000         22,313
  *#Stratasys, Inc.....................................        2,300         30,763
  *Strategic Diagnostics, Inc..........................        1,000          2,156
  *Strategic Distribution, Inc.........................       26,792        128,937
  *Strattec Security Corp..............................        2,800         70,000
  Strawbridge and Clothier Liquidating Trust...........        4,200         38,065
  Stride Rite Corp.....................................       27,100        323,506
  *Strouds, Inc........................................        7,200         14,175
  *Structural Dynamics Research Corp...................       16,700        281,291
  *Stuart Entertainment, Inc...........................        2,700          6,666
  Sturm Ruger & Co., Inc...............................       15,500        280,938
  *#Submicron Systems Corp.............................        8,400         25,463
  *Substance Abuse Technologies, Inc...................       17,700            150
  *Successories, Inc...................................        2,600         17,306
  Suffolk Bancorp......................................        3,000         93,000
  *Sugen, Inc..........................................        8,500        119,000
  *Suiza Foods Corp....................................       10,795        628,134
  *Sulcus Computer Corp................................        8,485         25,985
  Sumitomo Bank of California..........................        8,500        321,938
  *Summa Four, Inc.....................................        3,000         35,063
  Summit Bancshares, Inc...............................        1,000         37,250
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Summit Care Corp....................................        3,900   $     61,913
  *Summit Technology, Inc..............................       12,300         80,334
  *Summitt Medical Systems, Inc........................        9,400         26,144
  *Sun Coast Industries, Inc...........................        3,200         16,000
  *Sun Television and Appliances, Inc..................       10,400         23,563
  *Sunair Electronics, Inc.............................        3,000          7,875
  *Sunbelt Nursery Group, Inc..........................        2,600          2,600
  *Sundance Homes, Inc.................................        3,000          3,750
  *Sunglass Hut International, Inc.....................       38,300        245,359
  *Sunrise Medical, Inc................................       13,500        213,469
  *Sunrise Resources, Inc..............................        3,900         11,456
  *Superconductor Technologies, Inc....................        5,400         14,850
  *Supergen, Inc.......................................        9,000        148,500
  *#Superior Energy Services, Inc......................       13,400        141,956
  Superior Industries International, Inc...............       14,000        364,000
  *Superior National Insurance Group, Inc..............        1,600         22,700
  Superior Surgical Manufacturing Co., Inc.............        9,900        149,738
  *Supertex, Inc.......................................       26,500        329,594
  *Suprema Specialties, Inc............................        3,400         11,050
  *Supreme Industries, Inc.............................        3,858         34,722
  *Supreme International Corp..........................        3,300         38,363
  *Surety Capital Corp.................................        2,900         18,488
  *Surgical Laser Technologies, Inc....................        3,800          7,244
  Susquehanna Bancshares, Inc..........................       19,662        637,786
  *Swift Energy Corp...................................        8,250        179,438
  *Swift Transportation, Inc...........................        9,500        264,516
  *Swing-n-Slide Corp..................................        1,936          8,107
  *Swisher International, Inc..........................          700          6,256
  *Swiss Army Brands, Inc..............................        4,100         42,025
  *Sybron Chemicals, Inc...............................        1,100         35,269
  *Sylvan Learning Systems, Inc........................        2,250         92,109
  *Sylvan, Inc.........................................        5,700         79,088
  *Symetrics Industries, Inc...........................          800          4,550
  *Symix Systems, Inc..................................        4,800         71,400
  *Symmetricom, Inc....................................       14,300        183,219
  *Syms Corp...........................................        9,900        114,469
  Synalloy Corp. DE....................................       11,500        171,781
  *Synaptic Pharmaceutical Corp........................        6,600         82,706
  *Synbiotics Corp.....................................        3,700         12,545
  *Syncor International Corp. DE.......................        5,500         87,656
  *Synetic, Inc........................................       10,500        425,250
  *Syntellect, Inc.....................................       12,000         25,500
  *Synthetech, Inc.....................................        5,500         29,734
  *#Syquest Technology, Inc............................       34,700        113,317
  *System Software Associates, Inc.....................       28,400        384,288
  *Systems & Computer Technology Corp..................       13,900        648,088
  *Systemsoft Corp.....................................       20,300        147,175
  *T Cell Sciences, Inc................................        9,900         22,894
  *T-HQ, Inc...........................................          200          3,725
  *T-Netix, Inc........................................        4,200         40,950
  *TBC Corp............................................       15,250        155,359
  TCBY Enterprises, Inc................................       16,700        105,419
  *TCC Industries, Inc.................................        1,100          4,606
  *TCI International, Inc..............................        1,200          6,975
  *TCI Music, Inc. Class A.............................        3,250         24,375
  *TCSI Corp...........................................       15,000         93,281
  *TESSCO Technologies, Inc............................        1,700         38,038
  TF Financial Corp....................................        2,600         71,500
  *TFC Enterprises, Inc................................        4,500          5,906

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *TII Industries, Inc.................................        4,060   $     23,726
  TJ International, Inc................................        8,200        202,694
  *#TMBR/Sharp Drilling, Inc...........................        1,300         28,234
  TNP Enterprises, Inc.................................        6,500        178,750
  TR Financial Corp....................................       10,500        343,875
  *TRC Companies, Inc..................................        2,600         10,075
  *TRM Copy Centers Corp...............................        4,000         38,000
  *#TRO Learning, Inc..................................        2,400         15,600
  TSI, Inc. MN.........................................        6,600         65,588
  *#TSR, Inc...........................................        4,000         61,000
  *TST/Impreso, Inc....................................        2,100         19,950
  Tab Products Co. DE..................................        2,100         30,450
  *Taco Cabana, Inc....................................       10,200         52,275
  *Talbots, Inc........................................        4,500         95,344
  *Talley Industries, Inc..............................       10,000        118,125
  *Tandy Brand Accessories, Inc........................        2,700         39,488
  *Tandy Crafts, Inc...................................        6,300         28,350
  *Tanknology Environmental, Inc.......................        5,600         10,763
  *Targeted Genetics Corp..............................       13,100         41,347
  Tasty Baking Co......................................        3,100         72,850
  *Team, Inc...........................................        2,800         10,150
  *Tech-Sym Corp.......................................        2,400         72,750
  Tech/Ops Sevcon, Inc.................................        1,300         17,794
  *Techdyne, Inc.......................................        1,000          3,688
  *Techforce Corp......................................        1,700         12,059
  *Techne Corp.........................................        9,400        172,725
  *#Technical Chemicals & Products, Inc................        5,000         64,688
  *Technical Communications Corp.......................          400          3,200
  Technitrol, Inc......................................        6,200        196,463
  *Technol Medical Products, Inc.......................       10,000        217,500
  Technology Research Corp.............................        2,100          6,956
  *Technology Solutions Corp...........................       11,700        360,506
  *Tegal Corp..........................................        5,100         37,134
  Tejon Ranch Co.......................................        9,100        263,900
  *Tekelec.............................................       10,400        393,900
  *Telco Systems, Inc..................................        5,300         52,669
  *Telcom Semiconductor, Inc...........................       13,200        108,488
  *#Telemundo Group, Inc. Class A......................        3,200        132,600
  *Teletech Holdings, Inc..............................       20,500        220,375
  *Teltrend, Inc.......................................        3,200         53,800
  *#Telular Corp.......................................       15,100         41,997
  Telxon Corp..........................................       10,800        265,950
  *Temtex Industries, Inc..............................        1,400          4,244
  Tennant Co...........................................        4,000        148,000
  *Terex Corp..........................................        9,500        194,750
  *Tesoro Petroleum Corp...............................       14,200        236,075
  *Tetra Tech, Inc.....................................        5,312        136,784
  *Tetra Technologies, Inc.............................        9,200        215,625
  *Texas Biotechnology Corp............................       15,400         93,363
  Texas Industries, Inc................................       11,200        521,500
  *Texas Micro, Inc....................................        7,900         38,019
  Texas Regional Banchshares, Inc. Class A.............        6,600        182,325
  *Texfi Industries, Inc...............................        6,200         32,163
  *Thackeray Corp......................................        3,600         12,825
  *Theragenics Corp....................................       10,400        421,850
  *Theratech, Inc. UT..................................       14,150        142,827
  *Thermedics, Inc.....................................       22,000        349,250
  *Thermo Ecotek Corp..................................       14,100        192,113
  *Thermo Fibergen, Inc................................        1,500         14,250
  *#Thermo Fibertek, Inc...............................       31,100        359,594
  *Thermo Power Corp...................................        6,200         56,575
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Thermo Remediation, Inc..............................        6,400   $     40,000
  *Thermo Sentron, Inc.................................        7,900         87,147
  *Thermo Terratech, Inc...............................       12,000        104,625
  *#Thermo Voltek Corp.................................        4,800         30,300
  *#Thermolase Corp....................................       24,800        341,000
  *Thermospectra Corp..................................        2,200         20,625
  *Thermotrex Corp.....................................        9,600        232,800
  *Thermwood Corp......................................        1,000          2,250
  *Thomas Group, Inc...................................        5,300         63,269
  Thomas Industries, Inc...............................        5,300        168,275
  Thomaston Mills, Inc.................................        1,900         16,625
  Thor Industries, Inc.................................        4,300        135,719
  *Thoratec Laboratories Corp..........................        3,800         19,475
  *Thorn Apple Valley, Inc.............................        3,900         54,844
  *Three-Five Systems, Inc.............................        3,100         61,806
  Timberline Software Corp.............................        2,750         38,844
  *Tipperary Corp......................................        6,600         33,825
  *#Titan Corp.........................................       13,100         84,331
  Titan Holdings, Inc..................................        7,350        155,269
  Titan International, Inc.............................        8,800        176,000
  Toastmaster, Inc.....................................        3,000         15,750
  *#Today's Man, Inc...................................        4,300         11,691
  *Todd Shipyards Corp.................................        5,000         22,500
  Todd-AO Corp. Class A................................          220          2,186
  *Toddhunter International, Inc.......................        3,600         36,788
  *Tokheim Corp........................................        3,300         62,081
  *Toll Brothers, Inc..................................       20,500        494,563
  *Tollgrade Communications, Inc.......................          500         11,906
  Tompkins County Trustco, Inc.........................          220          9,020
  *#Top Source Technologies, Inc.......................       14,200         21,300
  *Topps, Inc..........................................       36,300         94,153
  *#Tops Appliance City, Inc...........................        2,900          3,353
  *Toreador Royalty Corp...............................        1,500          6,188
  Toro Co..............................................        6,000        264,750
  *Total-Telephone USA Communications, Inc.............        1,500         43,781
  *#Touchstone Software Corp...........................        3,100          8,331
  *Tower Air, Inc......................................        7,400         37,463
  *Toy Biz, Inc. Class A...............................       10,200         91,800
  *Tracor, Inc.........................................       14,900        418,597
  *Tractor Supply Co...................................        7,000        111,125
  *Trak Auto Corp......................................        3,300         41,250
  Trans Financial, Inc.................................        5,100        174,038
  *#Trans World Airlines, Inc..........................       34,500        260,906
  *Trans World Entertainment Corp......................        4,400        157,575
  *Transact Technologies, Inc..........................        1,507         22,652
  *Transaction Network Services, Inc...................       10,600        182,850
  *Transcend Services, Inc.............................       13,000         37,578
  *Transfinancial Holdings, Inc........................        3,300         30,938
  *Transition Analysis Component Technology............          299          1,962
  *Transition Systems, Inc.............................        8,700        182,156
  *Transmation, Inc....................................        2,000         15,500
  Transmedia Network, Inc..............................        5,100         31,875
  *Transmontaigne Oil Co...............................       12,800        192,000
  *TransNet Corp.......................................        2,000          5,375
  Transport Leasing International, Inc.................        1,500         14,625
  *Transpro, Inc.......................................        1,300         11,700
  Transtechnology Corp.................................        2,800         75,600
  *Transwitch Corp.....................................       10,000         95,000
  *Transworld Healthcare, Inc..........................        9,100         68,250
  Tranzonic Companies Class A..........................        2,500         70,469

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Travel Ports of America, Inc........................        2,332   $      8,964
  Treadco, Inc.........................................        1,900         19,356
  Tredegar Industries, Inc.............................        5,500        362,313
  *Trega Biosciences, Inc..............................        8,100         29,869
  *Tremont Corp. DE....................................        2,900        165,119
  *Trend-Lines, Inc. Class A...........................        2,400         17,625
  Trenwick Group, Inc..................................        3,900        144,544
  *Trescom International, Inc..........................        2,000         19,250
  *Tri-Lite, Inc.......................................           29              0
  *Triad Guaranty, Inc.................................        6,600        192,225
  *Triad Park L.L.C....................................        8,800         11,176
  Triangle Bancorp, Inc................................        5,200        143,975
  *Triangle Pacific Corp...............................        7,300        235,425
  *Triarc Companies, Inc. Class A......................       12,000        286,500
  Trico Bancshares.....................................        2,200         61,738
  *Tricord Systems, Inc................................        5,300          4,223
  *Trident Microsystems, Inc...........................       10,800        123,188
  *Tridex Corp.........................................        4,200         21,525
  Trigen Energy Corp...................................       10,000        229,375
  *#Trikon Technologies, Inc...........................        1,000          2,156
  *Trimark Holdings, Inc...............................        1,700          9,563
  *Trimble Navigation, Ltd.............................       11,000        234,094
  *Trimedyne, Inc......................................        5,400         12,488
  *Trinitec Systems, Inc. Class A......................        4,300         25,800
  Trion, Inc...........................................        2,800         12,075
  *Triple S Plastics, Inc..............................          700          4,856
  *Tripos, Inc.........................................        1,100         16,638
  *Triquint Semiconductor, Inc.........................        4,100         82,128
  *Trism, Inc..........................................        2,900         11,781
  *Tristar Corp........................................        1,000         10,625
  True North Communications, Inc.......................       14,900        381,813
  *Truevision, Inc.....................................        6,300         21,066
  *Trump Hotels & Casino Resorts, Inc..................       18,500        160,719
  Trust Co. of New Jersey..............................       11,800        261,075
  Trustco Bank Corp. NY................................       13,732        338,580
  *Tseng Laboratories, Inc.............................       13,300         27,016
  *Tucson Electric Power Co............................       17,680        307,190
  *Tuesday Morning Corp................................        7,150        178,303
  *Tultex Corp.........................................       19,100         85,950
  *Turner Corp.........................................        2,600         60,125
  Tuscarora, Inc.......................................        4,700         88,125
  Twin Disc, Inc.......................................        1,000         32,375
  *Tyler Corp..........................................       10,900         55,863
  U.S. Bancorp, Inc....................................        2,000        129,500
  *U.S. Bioscience, Inc................................       14,500        134,125
  *U.S. China Industrial Exchange, Inc.................        2,400          7,200
  *U.S. Diagnostic, Inc................................       13,200         57,338
  U.S. Freightways Corp................................       15,500        476,141
  *U.S. Office Products Co.............................        7,554        150,372
  *UFP Technologies, Inc...............................        2,300          9,272
  UNR Industries, Inc..................................       37,400        194,013
  *URS Corp............................................        5,300         84,800
  *US Can Corp.........................................       10,500        173,250
  *#US Servis, Inc.....................................        2,500          7,031
  *US Xpress Enterprises, Inc. Class A.................        5,800        126,513
  *#USA Detergents, Inc................................        5,500         58,438
  *USA Truck, Inc......................................        1,900         23,750
  *USCI, Inc...........................................        7,700         51,975
  *USCS International, Inc.............................       11,600        221,125
  *USData Corp.........................................        3,850         16,242
  *USLD Communications Corp............................        9,100        189,394
  UST Corp.............................................       15,340        406,989
                                                               SHARES        VALUE+
                                                         ------------  ------------

  USX-Delhi Group......................................        8,000   $    157,000
  *UTI Energy Corp.....................................        8,100        226,800
  *Ultimate Electronics, Inc...........................        3,200         10,600
  *Ultra Pacific, Inc..................................        1,700         16,947
  *Ultradata Corp......................................        1,000          3,875
  *Ultradata Systems, Inc..............................        1,000          6,594
  *#Ultrafem, Inc......................................        6,400         24,000
  *Ultrak, Inc.........................................        8,400         94,763
  *#Ultralife Batteries, Inc...........................        3,100         44,756
  *#Ultratech Stepper, Inc.............................       10,100        247,450
  *#Unapix Entertainment, Inc..........................        2,100          9,713
  Uni-Marts, Inc.......................................        4,500         20,250
  Unico American Corp..................................        2,300         28,319
  *UniComp, Inc........................................        4,000         39,250
  Unifirst Corp........................................       10,300        265,869
  *Uniflex, Inc........................................        1,700         10,625
  Uniforce Temporary Personnel, Inc....................        1,100         34,650
  *Unify Corp..........................................        3,300          8,559
  *Unigene Laboratories, Inc...........................       25,900         83,366
  *Unimark Group, Inc..................................        3,800         17,219
  *#Unimed Pharmaceuticals, Inc........................        3,900         33,150
  *Union Acceptance Corp. Class A......................        1,600          8,950
  *Union Corp. DE......................................        3,900         98,231
  *Uniphase Corp.......................................       12,000        487,500
  *Unique Casual Restaurants, Inc......................        6,700         46,063
  *Unique Mobility, Inc................................        6,900         58,650
  *Uniroyal Technology Corp............................       11,600         64,163
  *Unison Software, Inc................................        9,200        139,725
  *Unit Corp...........................................       12,100        132,344
  *Unit Instruments, Inc...............................        3,200         32,400
  *United American Healthcare Corp.,...................        4,000         11,500
  United Bankshares, Inc. WV...........................        7,400        345,950
  #United Companies Financial Corp.....................       15,500        336,156
  *United Dental Care, Inc.............................        1,500         19,406
  United Financial Corp. MN............................          400         10,450
  United Fire Casualty Co..............................        5,400        239,288
  *United Foods, Inc. Class A..........................           54            142
  United Guardian, Inc.................................        1,900         10,925
  United Illuminating Co...............................        7,100        288,881
  United Industrial Corp...............................        7,800         85,800
  *United International Holdings Class A...............       13,200        141,900
  United National Bancorp..............................        3,684         94,863
  *United Retail Group, Inc............................        5,500         20,625
  *United States Energy Corp...........................        5,600         55,650
  *United States Home Corp.............................        5,700        211,613
  *United Stationers, Inc..............................          222          9,491
  *United Video Satellite Group, Inc. Class A..........        8,700        228,375
  United Water Resources, Inc..........................       17,100        307,800
  United Wisconsin Services, Inc.......................       13,600        331,500
  *Unitel Video, Inc...................................          700          4,988
  Unitil Corp..........................................        1,400         30,625
  Unitog Co............................................        4,800        108,000
  *Unitrode Corp.......................................       11,600        218,225
  *Universal American Financial Corp...................        1,300          3,738
  *Universal Electronics, Inc..........................        2,700         28,350
  Universal Forest Products, Inc.......................       14,000        211,750
  *Universal Hospital Services, Inc....................        2,100         31,106
  *Universal International, Inc........................        2,000          5,219
  *Universal Seismic Association, Inc..................        1,600          2,700
  *Universal Stainless & Alloy Products, Inc...........        3,100         45,919

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Universal Standard Medical Labs, Inc................        2,500   $      7,031
  *Univision Communications, Inc. Class A..............        2,000        133,125
  *Uno Restaurant Corp.................................        7,000         44,625
  Upper Peninsula Energy Corp..........................        1,000         24,250
  *Uranuim Resources, Inc..............................        9,900         47,334
  *Urban Outfitters, Inc...............................       10,300        182,825
  *Urocor, Inc.........................................        3,600         26,888
  *Urogen Corp. (Restricted)...........................        2,100              0
  *Urologix, Inc.......................................        4,000         79,750
  *#Uromed Corp........................................       18,600         92,419
  *Utah Medical, Inc...................................        4,400         34,650
  *Utilx Corp..........................................        2,800         17,763
  *V Band Systems, Inc.................................        2,100          3,084
  *V Mark Software, Inc................................        4,238         37,877
  *VLSI Technology, Inc................................        2,200         49,706
  *VTEL Corp...........................................       11,048         79,925
  *VWR Scientific Products Corp........................       12,300        329,409
  *Valence Technology, Inc.............................       15,300        100,406
  *Vallen Corp.........................................        4,200         84,788
  Valley Forge Corp....................................        1,275         19,045
  Valley Resources, Inc................................        2,600         28,763
  Valmont Industries, Inc..............................       16,500        353,719
  *Value City Department Stores, Inc...................       22,200        167,888
  Value Line, Inc......................................        4,000        144,000
  *Valuevision International, Inc. Class A.............       19,600         79,013
  *Vanguard Cellular System, Inc. Class A..............       24,200        339,556
  *Vans, Inc...........................................        8,000        128,750
  *Vanstar Corp........................................       18,600        255,750
  *Vantive Corp........................................       12,200        292,800
  *#Vari L Co., Inc....................................        1,400         13,825
  *Variflex, Inc.......................................        3,900         22,913
  Varlen Corp..........................................        5,850        160,144
  *Vaughn Communications, Inc..........................        2,800         17,150
  *Vectra Banking Corp.................................        1,500         39,891
  *Vectra Technologies, Inc............................        2,700            162
  *Ventana Medical Systems, Inc........................        8,000        122,500
  *Venture Stores, Inc.................................       13,300         20,781
  *Venturian Corp......................................          200          2,000
  *Verilink Corp.......................................        5,800         38,244
  *Veritas DGC, Inc....................................        4,500        180,000
  *Verity, Inc.........................................        8,500         41,703
  Vermont Financial Services Corp......................        6,600        182,325
  *Vermont Teddy Bear, Inc.............................        2,000          2,563
  *Versar, Inc.........................................        2,000         10,500
  *Vertex Communications Corp..........................        2,800         68,600
  *Vertex Pharmaceuticals, Inc.........................       12,500        345,313
  *Veterinary Centers of America, Inc..................       11,600        147,175
  *Viasoft, Inc........................................        6,900        252,713
  *Viatel, Inc.........................................        8,500         54,188
  *Vical, Inc..........................................       11,800        163,725
  *Vicon Industries, Inc...............................        1,400          9,975
  *Vicorp Restaurants, Inc.............................        4,600         72,163
  *Vidamed, Inc........................................        7,500         43,125
  *Video Display Corp..................................        1,200         11,025
  *Video Lottery Technologies, Inc.....................        4,200         48,038
  *Video Services Corp.................................        1,000          3,031
  *Video Update, Inc...................................       15,900         42,234
  *Videonics, Inc......................................        1,100          6,119
  *#Vidioserver, Inc...................................        6,500         97,500
  *View Technology, Inc................................        2,400         16,200
  *Viewlogic Systems, Inc..............................       13,300        352,034
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Vimrx Pharmaceuticals, Inc..........................        7,500   $     16,523
  Vintage Petroleum, Inc...............................        1,000         19,375
  Virco Manufacturing Corp.............................        4,365        104,214
  Virginia Beach Federal Financial Corp................        2,000         33,375
  Virginia First Financial Corp........................        2,900         72,500
  *#Vision Sciences, Inc...............................        5,100          7,650
  *#Visioneer, Inc.....................................       11,700         41,681
  *Visx, Inc. DE.......................................       10,800        267,300
  Vital Signs, Inc.....................................       11,100        221,306
  *Vitalcom, Inc.......................................        6,000         30,844
  *Vitalink Pharmacy Services, Inc.....................       12,840        304,950
  *#Vivid Technologies, Inc............................        2,000         31,375
  *#Vivus, Inc.........................................       13,000        291,281
  *Vodavi Technology, Inc..............................        1,400          7,044
  *Voice Control Systems, Inc..........................        5,600         20,300
  Vulcan International Corp............................          700         27,388
  *WCI Steel, Inc. (Escrow)............................       11,600              0
  WD-40 Co.............................................        7,800        211,088
  *#WFS Financial, Inc.................................       15,800        187,625
  *WHG Resorts & Casinos, Inc..........................        3,025         67,306
  *#WHX Corp...........................................       16,700        197,269
  WICOR, Inc...........................................        8,500        392,063
  WLR Foods, Inc.......................................       10,898         97,401
  *WMS Industries, Inc.................................       12,100        281,325
  *WPI Group, Inc......................................        2,300         17,250
  WPS Resources Corp...................................       11,300        342,531
  *#WTD Industries, Inc................................        4,400          9,625
  Wabash National Corp.................................       10,500        297,281
  *Wachovia Corp.......................................        7,842        603,834
  Wackenhut Corp. Class A..............................        1,400         30,275
  Wackenhut Corp. Class B Non-Voting...................        6,200        122,838
  *Wackenhut Corrections Corp..........................       12,500        350,000
  *Wainoco Oil Corp....................................       14,900        104,300
  #Walbro Corp.........................................        4,300         62,081
  *Walker Interactive Systems, Inc.....................        9,200        120,175
  *Wall Data, Inc......................................        8,300        135,394
  *Wall Street Deli, Inc...............................        1,500          5,578
  *Walsh International, Inc............................        4,200         37,538
  Walshire Assurance Co................................        2,370         26,811
  *Wandel & Goltermann Technologies, Inc...............        2,600         32,338
  *Warrantech Corp.....................................        9,300        108,694
  Warren Bancorp, Inc..................................        1,400         28,613
  *Washington Homes, Inc...............................        4,400         17,050
  Washington National Corp.............................        4,800        158,700
  Washington Savings Bank FSB Waldorf, MD..............        1,600         11,800
  Waters Instruments, Inc..............................          200          1,338
  Watkins-Johnson Co...................................        4,200        131,250
  Watsco, Inc. Class A.................................        7,450        193,700
  Watsco, Inc. Class B.................................          900         22,613
  Watts Industries, Inc. Class A.......................        7,900        200,956
  Wausau Paper Mills Co................................        6,400        137,200
  *Wave Technologies International, Inc................        1,500         12,281
  *#Wavephore, Inc.....................................        9,800         91,569
  Waverly, Inc.........................................        3,600        153,000
  *Waxman Industries, Inc..............................        5,300         19,875
  Webb (Del) Corp......................................       15,800        341,675
  *Webco Industries, Inc...............................        2,300         16,388
  Webster Financial Corp...............................        5,962        375,233
  *Weirton Steel Corp..................................       31,500         92,531

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Wellcare Management Group, Inc......................        1,900   $      5,463
  Wellman, Inc.........................................       16,700        353,831
  *Wells-Gardner Electronics Corp......................        1,500          8,719
  Werner Enterprises, Inc..............................        8,750        189,219
  Wesbanco, Inc........................................        6,000        177,750
  West Coast Bancorp...................................        3,993        105,315
  *West Coast Entertainment Corp.......................        7,000         12,250
  *#West Marine, Inc...................................       10,000        209,375
  West, Inc............................................        8,800        279,400
  Westamerica Bancorporation...........................        5,543        508,570
  *#Westbridge Capital Corp............................        5,900          4,056
  Westco Bancorp, Inc..................................        1,100         29,838
  Westcorp, Inc........................................       17,496        297,432
  *Westell Technologies, Inc...........................        7,500        124,922
  Westerfed Financial Corp.............................        3,900         92,747
  *Western Bancorp.....................................          911         29,437
  *Western Beef, Inc...................................        2,700         20,588
  Western Gas Resources, Inc...........................       15,600        356,850
  Western Ohio Financial Corp..........................          900         23,400
  *#Western Pacific Airlines, Inc......................        1,500            609
  *Western Staff Services, Inc.........................        4,100         68,163
  *Western Water Co....................................        3,500         44,625
  Westinghouse Air Brake Co............................       12,400        285,200
  *Weston (Roy F.), Inc. Class A.......................        2,900         12,008
  *Westwood One, Inc...................................       14,500        430,469
  *Wet Seal, Inc. Class A..............................        4,900        144,703
  *Whitehall Corp......................................        3,200         54,400
  *Whitman Education Group, Inc........................        8,200         52,788
  Whitney Holdings Corp................................        6,700        337,513
  *Whittaker Corp......................................        5,600         50,750
  *Wickes Lumber Co....................................        5,500         19,938
  Wiley (John) & Sons, Inc. Class A....................          400         18,275
  *Williams Clayton Energy, Inc........................        4,400         70,675
  *Williams Controls, Inc..............................        6,900         15,848
  *Williams-Sonoma, Inc................................        7,625        289,988
  *Wilmar Industries, Inc..............................        6,600        169,125
  *Wilshire Financial Services Group, Inc..............        1,600         44,000
  Wilshire Oil Co. of Texas............................        3,700         21,044
  *Wind River Systems, Inc.............................          900         34,931
  Windmere Corp........................................       12,200        294,325
  Winnebago Industries, Inc............................       19,300        148,369
  *Winsloew Furniture, Inc.............................        4,500         66,656
  *Winstar Communications, Inc.........................       19,800        524,700
  Wireless Telecom Group, Inc..........................       15,600        112,125
  Wiser Oil Co.........................................        5,500         83,875
  Wolohan Lumber Co....................................        2,800         36,750
  *Wolverine Tube, Inc.................................        6,900        219,075
  *Wonderware Corp.....................................        6,900        126,572
  Woodhead Industries, Inc.............................        5,200         99,125
  *Workgroup Technology Corp...........................        3,200         11,500
  *World Acceptance Corp...............................        9,300         48,825
  *World Access, Inc...................................        9,400        229,125
  *#World Airways, Inc.................................        3,600         28,238
  World Fuel Services Corp.............................        4,000        112,500
  *Worldcorp, Inc......................................        9,400         10,575
  *Worldtex, Inc.......................................       13,200        112,200
  Worthington Foods, Inc...............................        7,233        166,359
  *Wyant Corp..........................................          200          1,325
  *#Wyman-Gordon Co....................................        1,000         21,625
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Wynns International, Inc.............................        6,850   $    222,197
  X-Rite, Inc..........................................       10,500        202,125
  *Xcellent, Inc.......................................        4,000         50,250
  *Xeta Corp...........................................        1,000         21,563
  *Xetel Corp..........................................        3,100         12,691
  *Xicor, Inc..........................................       12,200         59,094
  *Xircom, Inc.........................................       13,700        146,419
  *Xoma Corp...........................................       33,200        227,731
  *Xpedite Systems, Inc................................        4,400        117,975
  Xtra Corp............................................        5,000        263,750
  *Xylan Corp..........................................       16,700        341,828
  Yankee Energy Systems, Inc...........................        4,900        116,069
  Yardville National Bancorp...........................        1,100         36,713
  *Yellow Corp.........................................       16,900        447,850
  *#Yes Entertainment Corp.............................        5,600          8,050
  York Financial Corp..................................        4,251        110,792
  *York Research Corp..................................       10,400         82,225
  *Young Broadcasting, Inc. Class A....................        6,100        221,125
  *Youth Services International, Inc...................        7,000        101,500
  *Zale Corp...........................................       17,600        391,600
  *Zaring National Corp................................        1,900         17,931
  *Zebra Technologies Corp. Class A....................        7,300        232,459
  Zeigler Coal Holding Co..............................       14,100        223,838
  *Zemex Corp..........................................        4,995         47,462
  *Zenith Electronics Corp.............................       28,000        215,250
  Zenith National Insurance Corp.......................        8,800        235,400
  Zero Corp............................................        6,100        170,419
  *#Zila, Inc..........................................        2,557         16,061
  *Zilog, Inc..........................................       16,000        306,000
  *Zing Technologies, Inc..............................        1,500         14,344
  *Zitel Corp..........................................       10,700        120,041
  *Zoll Medical Corp...................................        5,200         35,994
  *#Zoltek Companies, Inc..............................        8,100        300,713
  *#Zonagen, Inc.......................................        4,300        134,778
  *#Zoran Corp.........................................        3,500         59,719
  Zurn Industries, Inc.................................        6,200        211,984
  *Zygo Corp...........................................        5,200        111,475
  *Zytec Corp..........................................        4,100        106,600
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $334,723,904)..................................                 426,558,729
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
  News Corp., Ltd. ADR (Representing 4 Preferred
    Shares)
    (Cost $263,020)....................................       31,521        622,540
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *American Satellite Network, Inc. Warrants
    06/30/99...........................................        2,525              0
  *Amvestors Financial Corp. Warrants Class A
    04/02/02...........................................          391          3,177
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......        3,250              0
  *Fusion Systems Corp. Contingent Payment Rights
    03/31/99...........................................        3,800          4,097
  *Millicom, Inc. Contingent Value Rights..............       10,100              0
  *PC Quote, Inc. Rights 12/19/97......................        3,600          1,350
  *Statesman Group, Inc. Contingent Payment Rights.....        9,765              0
  *Today's Man, Inc. Rights 12/05/97...................        3,225              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $5,192)........................................                       8,624
                                                                       ------------

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.7%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    6.25%, 07/31/98, valued at $11,988,113) to be
    repurchased at $11,809,361.
    (Cost $11,804,000).................................  $    11,804   $ 11,804,000
                                                                       ------------
TOTAL INVESTMENTS -- (101.4%)
  (Cost $346,796,116)++................................                 438,993,893
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-1.4%)
  Other Assets.........................................                   1,475,773
  Payable for Investment Securities Purchased..........                  (7,556,963)
  Other Liabilities....................................                     (79,859)
                                                                       ------------
                                                                         (6,161,049)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 31,308,841
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $432,832,844
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      13.82
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $347,982,097.

                See accompanying Notes to Financial Statements.

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.8%)
 *3COM Corp............................................       38,200   $  1,383,556
 AMP, Inc..............................................       24,304      1,055,705
 *AMR Corp.............................................       10,300      1,248,231
 AON Corp..............................................       18,475        978,020
 AT & T Corp...........................................      179,539     10,031,742
 Abbott Laboratories...................................       85,100      5,531,500
 Adobe Systems, Inc....................................        8,300        348,081
 *Advanced Micro Devices, Inc..........................       15,600        340,275
 Aeroquip Vickers, Inc.................................        3,000        153,187
 Aetna, Inc............................................       16,537      1,246,476
 #Ahmanson (H.F.) & Co.................................       10,800        642,600
 Air Products & Chemicals, Inc.........................       12,200        935,587
 *Airtouch Communications, Inc.........................       55,600      2,182,300
 Alberto-Culver Co. Class B............................        6,500        202,719
 Albertson's Inc.......................................       27,200      1,207,000
 Alcan Aluminum, Ltd...................................       25,000        673,437
 Allegheny Teledyne, Inc...............................       19,400        499,550
 Allergan, Inc.........................................        7,000        237,125
 AlliedSignal, Inc.....................................       62,400      2,316,600
 Allstate Corp.........................................       48,127      4,132,906
 Alltel Corp...........................................       20,700        822,825
 Aluminium Co. of America..............................       19,200      1,291,200
 *Alza Corp............................................        9,200        245,525
 Amerada Hess Corp.....................................       10,000        560,000
 American Electric Power Co., Inc......................       21,000      1,040,812
 American Express Co...................................       51,800      4,085,725
 American General Corp.................................       27,480      1,480,485
 American Greetings Corp. Class A......................        8,100        297,169
 American Home Products Corp...........................       71,600      5,003,050
 American International Group, Inc.....................       77,493      7,812,263
 American Stores Co....................................       30,300        600,319
 Ameritech Corp........................................       60,900      4,693,106
 Amgen, Inc............................................       29,300      1,499,794
 Amoco Corp............................................       54,300      4,887,000
 Anadarko Petroleum Corp...............................        6,800        442,000
 Andrew Corp...........................................       10,193        269,796
 Anheuser-Busch Companies, Inc.........................       54,300      2,345,081
 Apache Corp...........................................        9,800        360,150
 *#Apple Computer, Inc.................................       14,200        251,606
 *Applied Materials, Inc...............................       40,200      1,325,344
 Archer-Daniels Midland Co.............................       61,991      1,325,058
 *Armco, Inc...........................................       11,600         61,625
 #Armstrong World Industries, Inc......................        4,500        310,219
 Asarco, Inc...........................................        4,650        115,669
 Ashland, Inc..........................................        8,100        378,169
 #Atlantic Richfield Co................................       35,400      2,885,100
 Autodesk, Inc.........................................        5,600        215,075
 Automatic Data Processing, Inc........................       32,400      1,822,500
 *#Autozone, Inc.......................................       16,700        501,000
 Avery Dennison Corp...................................       11,500        481,562
 #Avon Products, Inc...................................       14,700        849,844
 Baker Hughes, Inc.....................................       18,600        778,875
 Ball Corp.............................................        3,300        127,050
 Baltimore Gas & Electric Co...........................       16,350        501,741
 Banc One Corp.........................................       64,411      3,309,115
 #Bank of New York Co., Inc............................       42,000      2,257,500
 BankAmerica Corp......................................       77,236      5,638,228
 BankBoston Corp.......................................       16,100      1,434,912

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Bankers Trust New York Corp...........................       11,000   $  1,304,187
 Bard (C.R.), Inc......................................        6,300        188,606
 Barnett Banks, Inc....................................       21,900      1,541,212
 #Barrick Gold Corp....................................       41,300        684,031
 Battle Mountain Gold Co...............................       25,200        127,575
 Bausch & Lomb, Inc....................................        6,100        241,712
 Baxter International, Inc.............................       31,000      1,569,375
 *Bay Networks, Inc....................................       23,200        697,450
 Becton Dickinson & Co.................................       13,600        701,250
 Bell Atlantic Corp....................................       85,806      7,658,185
 Bellsouth Corp........................................      109,400      5,989,650
 Bemis Co., Inc........................................        5,800        244,325
 Beneficial Corp.......................................        5,700        442,462
 *#Bethlehem Steel Corp................................       12,600        129,150
 *Beverly Enterprises..................................       12,300        209,100
 Biomet, Inc...........................................       12,500        298,047
 Black & Decker Corp...................................       10,200        374,850
 Block (H.&R.), Inc....................................       11,300        463,300
 Boeing Co.............................................      110,486      5,869,569
 Boise Cascade Corp....................................        6,000        202,125
 *#Boston Scientific Corp..............................       21,500        971,531
 Briggs & Stratton Corp................................        2,800        143,150
 Bristol Myers Squibb Co...............................      110,100     10,308,112
 Brown-Forman Corp. Class B............................        7,900        405,862
 Browning-Ferris Industries, Inc.......................       21,800        777,987
 Brunswick Corp........................................       10,800        361,125
 Burlington Northern Santa Fe Corp.....................       17,237      1,577,185
 #Burlington Resources, Inc............................       19,590        871,755
 CIGNA Corp............................................        8,300      1,388,175
 CPC International, Inc................................       15,900      1,643,662
 CSX Corp..............................................       24,100      1,260,731
 *CUC International, Inc...............................       45,350      1,303,812
 CVS Corp..............................................       19,000      1,261,125
 *#Cabletron Systems, Inc..............................       17,400        400,200
 Caliber Systems, Inc..................................        4,300        229,781
 Campbell Soup Co......................................       50,900      2,850,400
 Cardinal Health, Inc..................................       12,100        916,575
 Carolina Power & Light Co.............................       16,700        624,162
 #Case Corp............................................        8,500        527,000
 Caterpillar, Inc......................................       41,500      1,989,406
 Centex Corp...........................................        3,100        196,462
 Central & South West Corp.............................       23,400        585,000
 *#Ceridian Corp.......................................        8,700        381,712
 Champion International Corp...........................       10,800        578,475
 *Charming Shoppes, Inc................................       11,900         58,198
 Chase Manhattan Corp..................................       46,796      5,083,215
 Chevron Corp..........................................       72,300      5,797,556
 Chrysler Corp.........................................       74,400      2,552,850
 Chubb Corp............................................       19,000      1,347,812
 Cincinnati Milacron, Inc..............................        4,400        130,075
 Cinergy Corp..........................................       17,593        626,751
 *Circuit City Stores, Inc. (Circuit City Group).......       10,700        351,094
 *Cisco Sytems, Inc....................................       73,800      6,362,944
 Citicorp..............................................       50,700      6,080,831
 *Clear Channel Communications, Inc....................       10,900        738,475
 #Clorox Co............................................       11,600        900,450
 Coastal Corp..........................................       11,750        688,109
 Coca-Cola Co..........................................      276,300     17,268,750

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Cognizant Corp........................................       18,100   $    776,037
 Colgate-Palmolive Co..................................       32,800      2,191,450
 Columbia Gas System, Inc..............................        6,100        443,775
 Columbia/HCA Healthcare Corp..........................       72,182      2,129,369
 Comcast Corp. Class A Special.........................       38,550      1,080,605
 Comerica, Inc.........................................       11,800      1,005,212
 *Compaq Computer Corp.................................       83,395      5,206,975
 Computer Associates International, Inc................       60,412      3,145,226
 *Computer Sciences Corp...............................        8,400        665,175
 Conagra, Inc..........................................       52,300      1,879,531
 Conseco, Inc..........................................       20,700        963,844
 Consolidated Edison Co. of New York, Inc..............       25,900        977,725
 Consolidated Natural Gas Co...........................       10,700        646,012
 Cooper Industries, Inc................................       13,600        702,100
 Cooper Tire & Rubber Co...............................        8,500        190,187
 Coors (Adolph) Co. Class B............................        4,000        143,500
 Corestates Financial Corp.............................       22,400      1,731,800
 #Corning, Inc.........................................       25,600      1,086,400
 *Costco Companies, Inc................................       23,403      1,038,508
 Countrywide Credit Industries, Inc....................       11,600        474,875
 Crane Co..............................................        5,000        210,625
 Crown Cork & Seal Co., Inc............................       14,300        698,019
 Cummins Engine Co., Inc...............................        4,200        270,375
 Cyprus Amax Minerals Co., Inc.........................       10,550        193,197
 *DSC Communications Corp..............................       13,200        297,825
 #DTE Energy Co........................................       16,100        528,281
 Dana Corp.............................................       11,700        546,975
 Darden Restaurants, Inc...............................       16,900        200,687
 *Data General Corp....................................        5,600        100,450
 Dayton-Hudson Corp....................................       24,000      1,594,500
 Deere & Co............................................       27,900      1,529,269
 *#Dell Computer Corp..................................       36,500      3,071,703
 Delta Air Lines, Inc..................................        8,000        891,500
 #Deluxe Corp..........................................        9,300        328,406
 *Digital Equipment Corp...............................       16,900        832,325
 Dillards, Inc. Class A................................       12,100        442,406
 Disney (Walt) Co......................................       74,700      7,091,831
 Dominion Resources, Inc. VA...........................       20,600        800,825
 Donnelley (R.R.) & Sons Co............................       16,200        571,050
 Dover Corp............................................       12,400        831,575
 Dow Chemical Co.......................................       25,100      2,478,625
 Dow Jones & Co., Inc..................................       10,800        546,075
 Dresser Industries, Inc...............................       19,300        721,337
 DuPont (E.I.) de Nemours & Co.........................      124,800      7,558,200
 #Duke Power Co........................................       39,866      2,073,032
 Dun & Bradstreet Corp.................................       18,800        526,400
 E G & G, Inc..........................................        5,100        100,087
 *EMC Corp. MA.........................................       54,400      1,649,000
 Eastern Enterprises...................................        2,300         92,575
 Eastman Chemical Co...................................        8,550        516,206
 Eastman Kodak Co......................................       35,900      2,176,437
 Eaton Corp............................................        8,600        812,162
 #Echlin, Inc..........................................        6,900        218,644
 Echo Bay Mines, Ltd...................................       15,500         35,844
 Ecolab, Inc...........................................        7,100        362,100
 Edison International..................................       43,900      1,177,069
 Emerson Electric Co...................................       49,100      2,700,500
 Engelhard Corp........................................       16,174        288,099
 Enron Corp............................................       33,900      1,313,625
 #Entergy Corp.........................................       26,800        696,800
                                                               SHARES        VALUE+
                                                         ------------  ------------
 #Equifax, Inc.........................................       16,700   $    569,887
 Exxon Corp............................................      275,700     16,817,700
 *FMC Corp.............................................        4,100        299,556
 #FPL Group, Inc.......................................       20,100      1,124,344
 *Federal Express Corp.................................       12,700        851,694
 Federal Home Loan Mortgage Corp.......................       76,900      3,172,125
 #Federal National Mortgage Association................      117,300      6,194,906
 *Federated Department Stores, Inc.....................       23,100      1,052,494
 Fifth Third Bancorp...................................       17,000      1,193,187
 First Chicago NBD Corp................................       32,793      2,566,052
 #First Data Corp......................................       49,000      1,387,312
 First Union Corp......................................       61,880      3,016,650
 *FirstEnergy Corp.....................................       25,400        685,800
 Fleet Financial Group, Inc............................       27,664      1,827,553
 Fleetwood Enterprises, Inc............................        4,000        142,750
 Fleming Companies, Inc................................        4,200         69,825
 *Fluor Corp...........................................        9,500        341,406
 Ford Motor Co.........................................      132,100      5,680,300
 Fort James Corp.......................................       20,800        813,800
 Fortune Brands, Inc...................................       19,000        687,562
 *#Foster Wheeler Corp.................................        4,450        137,116
 #Freeport McMoran Copper & Gold, Inc. Class B.........       21,900        458,531
 Frontier Corp.........................................       18,100        443,450
 *#Fruit of The Loom, Inc. Class A.....................        8,000        186,500
 GPU, Inc..............................................       13,500        533,250
 GTE Corp..............................................      105,500      5,334,344
 Gannett Co., Inc......................................       31,300      1,817,356
 Gap, Inc..............................................       29,700      1,594,519
 General Dynamics Corp.................................        6,800        589,050
 General Electric Co...................................      364,300     26,867,125
 General Mills, Inc....................................       17,700      1,309,800
 General Motors Corp...................................       80,600      4,916,600
 General RE Corp.......................................        8,900      1,766,650
 General Signal Corp...................................        5,500        224,469
 Genuine Parts Co......................................       19,975        639,200
 Georgia-Pacific Corp..................................       10,200        870,825
 Giant Food, Inc. Class A..............................        6,500        219,375
 Gillette Co...........................................       61,700      5,695,681
 Golden West Financial Corp............................        6,200        555,675
 Goodrich (B.F.) Co....................................        5,900        262,550
 Goodyear Tire & Rubber Co.............................       17,200      1,043,825
 Grace (W.R.) and Co...................................        7,900        574,725
 Grainger (W.W.), Inc..................................        5,500        514,937
 Great Atlantic & Pacific Tea Co., Inc.................        4,200        129,675
 *Great Lakes Chemical Corp............................        6,500        291,687
 Green Tree Financial Corp.............................       15,100        462,437
 Guidant Corp..........................................       16,400      1,053,700
 HBO & Co..............................................       21,900        981,394
 *HFS, Inc.............................................       17,600      1,207,800
 #Halliburton Co.......................................       28,100      1,515,644
 #Harcourt General, Inc................................        8,023        439,259
 #Harland (John H.) Co.................................        3,350         69,303
 Harnischfeger Industries, Inc.........................        5,476        209,115
 *Harrahs Entertainment, Inc...........................       11,400        228,712
 Harris Corp...........................................        9,000        426,937
 Hartford Financial Services Group, Inc................       13,100      1,097,125
 #Hasbro, Inc..........................................       14,225        413,414
 *Healthsouth Corp.....................................       42,700      1,120,875
 Heinz (H.J.) Co.......................................       40,950      2,050,059

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Helmerich & Payne, Inc................................        2,800   $    212,975
 #Hercules, Inc........................................       11,100        539,044
 Hershey Foods Corp....................................       15,800        969,725
 Hewlett-Packard Co....................................      114,800      7,009,975
 #Hilton Hotels Corp...................................       27,600        859,050
 Home Depot, Inc.......................................       80,772      4,518,184
 Homestake Mining Co...................................       16,400        172,200
 Honeywell, Inc........................................       14,200        930,100
 Household International, Inc..........................       11,800      1,486,800
 Houston Industries, Inc...............................       31,500        746,156
 *Humana, Inc..........................................       18,100        401,594
 Huntington Bancshares, Inc............................       21,000        711,375
 *ITT Corp.............................................       13,000        986,375
 ITT Industries, Inc...................................       13,300        422,275
 Ikon Office Solutions, Inc............................       14,800        450,475
 Illinois Tool Works, Inc..............................       27,600      1,512,825
 Inco, Ltd.............................................       18,600        354,562
 #Ingersoll-Rand Co....................................       18,300        748,012
 Inland Steel Industries, Inc..........................        5,400        103,275
 Intel Corp............................................      181,500     14,094,609
 International Business Machines Corp..................      109,100     11,953,269
 International Flavors & Fragrances, Inc...............       12,300        592,706
 International Paper Co................................       33,500      1,589,156
 #Interpublic Group of Companies, Inc..................       13,850        663,934
 Jefferson-Pilot Corp..................................        7,650        583,791
 Johnson & Johnson.....................................      146,900      9,245,519
 Johnson Controls, Inc.................................        9,100        416,894
 Jostens, Inc..........................................        4,300        103,200
 *K Mart Corp..........................................       53,700        674,606
 *KLA-Tencor Corp......................................        9,500        367,531
 Kaufman & Broad Home Corp.............................        4,300         93,256
 Kellogg Co............................................       45,700      2,119,337
 #Kerr-McGee Corp......................................        5,200        344,825
 Keycorp...............................................       23,900      1,611,756
 Kimberly Clark Corp...................................       61,584      3,206,217
 King World Productions, Inc...........................        4,100        222,937
 Knight Ridder, Inc....................................        9,500        476,187
 *Kroger Co............................................       28,200        971,138
 *LSI Logic Corp.......................................       15,700        365,025
 Laidlaw, Inc..........................................       36,500        474,500
 Lilly (Eli) & Co......................................      122,800      7,744,075
 Limited, Inc..........................................       29,900        719,469
 Lincoln National Corp.................................       11,300        806,538
 Liz Claiborne, Inc....................................        7,500        376,875
 #Lockheed Martin Corp.................................       21,357      2,083,642
 Loews Corp............................................       12,800      1,358,400
 Longs Drug Stores Corp................................        4,300        125,775
 #Louisiana-Pacific Corp...............................       12,300        248,306
 Lowe's Companies, Inc.................................       19,300        886,594
 Lucent Technologies, Inc..............................       70,890      5,680,061
 MBIA, Inc.............................................       10,000        628,750
 #MBNA Corp............................................       55,430      1,472,359
 MCI Communications Corp...............................       76,400      3,354,438
 #MGIC Investment Corp.................................       12,600        736,313
 *Mallinckrodt, Inc....................................        7,900        292,300
 Manor Care, Inc.......................................        7,300        257,325
 Marriott International, Inc...........................       14,200      1,028,613
 #Marsh & McLennan Companies, Inc......................       18,600      1,384,538
 Masco Corp............................................       18,200        857,675
 Mattel, Inc...........................................       32,152      1,288,090
                                                               SHARES        VALUE+
                                                         ------------  ------------
 May Department Stores Co..............................       25,600   $  1,376,000
 Maytag Corp...........................................       10,700        345,744
 McDermott International, Inc..........................        6,100        192,150
 #McDonalds Corp.......................................       75,900      3,681,150
 McGraw-Hill Companies, Inc............................       11,100        759,656
 Mead Corp.............................................        6,000        387,375
 Medtronic, Inc........................................       51,700      2,468,675
 #Mellon Bank Corp.....................................       27,900      1,581,581
 Mercantile Stores Co., Inc............................        4,100        264,963
 Merck & Co., Inc......................................      134,500     12,718,656
 Meredith Corp.........................................        5,900        205,763
 #Merrill Lynch & Co., Inc.............................       36,600      2,568,863
 *#Micron Technology, Inc..............................       23,300        579,588
 *Microsoft Corp.......................................      133,400     18,871,931
 Millipore Corp........................................        4,800        186,000
 Minnesota Mining & Manufacturing Co...................       45,800      4,462,638
 *#Mirage Resorts, Inc.................................       19,700        467,875
 Mobil Corp............................................       86,900      6,251,369
 Monsanto Co...........................................       65,200      2,848,425
 #Moore Corp., Ltd.....................................        9,600        149,400
 Morgan (J.P.) & Co., Inc..............................       19,700      2,249,494
 Morgan Stanley Dean Witter Discover & Co..............       64,909      3,525,370
 Morton International, Inc.............................       15,200        517,750
 Motorola, Inc.........................................       65,800      4,137,175
 Nacco Industries, Inc. Class A........................          800         87,100
 Nalco Chemical Co.....................................        7,200        279,450
 National City Corp....................................       23,700      1,581,975
 *#National Semiconductor Corp.........................       17,700        586,313
 National Service Industries, Inc......................        5,000        234,063
 #NationsBank Corp.....................................       78,576      4,719,471
 *Navistar International Corp..........................        7,970        175,340
 New York Times Class A................................       10,400        617,500
 Newell Co.............................................       17,700        722,381
 Newmont Mining Corp...................................       17,313        520,472
 *Nextlevel Systems, Inc...............................       16,280        215,710
 *Niagara Mohawk Power Corp............................       16,000        153,000
 Nicor, Inc............................................        5,300        213,325
 #Nike, Inc. Class B...................................       31,900      1,553,131
 Nordstrom, Inc........................................        8,400        495,338
 Norfolk Southern Corp.................................       41,600      1,323,400
 Northern States Power Co. MN..........................        8,400        460,950
 #Northern Telecom, Ltd................................       29,000      2,604,563
 #Northrop Grumman Corp................................        7,300        823,075
 #Norwest Corp.........................................       82,900      3,103,569
 *Novell, Inc..........................................       38,600        354,034
 #Nucor Corp...........................................        9,600        480,000
 Occidental Petroleum Corp.............................       36,500      1,083,594
 Oneok, Inc............................................        3,100        115,863
 *#Oracle Systems Corp.................................      108,262      3,603,095
 *Oryx Energy Co.......................................       11,900        321,300
 Owens Corning.........................................        6,200        227,850
 *#Owens-Illinois, Inc.................................       15,600        528,450
 PECO Energy Co........................................       24,500        595,656
 #PG&E Corp. (Holding Co.).............................       48,300      1,364,475
 PNC Bank Corp.........................................       33,850      1,821,553
 PP&L Resources, Inc...................................       18,400        432,400
 #PPG Industries, Inc..................................       19,800      1,147,163
 #Paccar, Inc..........................................        8,420        459,943
 Pacific Enterprises...................................        9,000        318,375
 PacifiCorp............................................       32,800        764,650

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Pall Corp.............................................       14,166   $    299,257
 *Parametric Technology Corp...........................       14,200        717,544
 Parker-Hannifin Corp..................................       12,425        552,913
 Penney (J.C.) Co., Inc................................       27,600      1,773,300
 Pennzoil Co...........................................        5,200        346,450
 Peoples Energy Corp...................................        3,900        142,838
 *Pep Boys - Manny, Moe & Jack.........................        6,900        173,363
 Pepsico, Inc..........................................      169,200      6,239,250
 Perkin Elmer Corp.....................................        4,700        326,944
 Pfizer, Inc...........................................      142,800     10,388,700
 Pharmacia & Upjohn, Inc...............................       56,080      1,892,700
 Phelps Dodge Corp.....................................        6,600        437,250
 Philip Morris Companies, Inc..........................      270,000     11,745,000
 Phillips Petroleum Co.................................       29,000      1,404,688
 Pioneer Hi-Bred International, Inc....................        7,200        735,300
 Pitney Bowes, Inc.....................................       15,900      1,336,594
 Placer Dome, Inc......................................       26,300        322,175
 Polaroid Corp.........................................        5,000        212,500
 Potlatch Corp.........................................        3,200        155,600
 Praxair, Inc..........................................       17,500        768,906
 Procter & Gamble Co...................................      150,232     11,464,580
 Progressive Corp......................................        7,900        805,800
 Providian Financial Corp..............................       10,600        467,063
 Public Service Enterprise Group, Inc..................       25,500        744,281
 Pulte Corp............................................        2,400         97,350
 Quaker Oats Co........................................       15,200        805,600
 Ralston Purina Group..................................       11,800      1,097,400
 Raychem Corp..........................................        4,700        444,444
 Raytheon Co...........................................       26,000      1,454,375
 *Reebok International, Ltd............................        6,100        239,806
 Republic New York Corp................................        6,000        652,500
 Reynolds Metals Co....................................        8,000        455,500
 #Rite Aid Corp........................................       13,700        900,775
 Rockwell International Corp...........................       23,100      1,126,125
 #Rohm & Haas Co.......................................        6,800        625,175
 *Rowan Companies, Inc.................................        9,400        319,600
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      239,000     12,592,313
 Rubbermaid, Inc.......................................       16,600        402,550
 Russell Corp..........................................        4,100        125,306
 Ryder System, Inc.....................................        8,500        308,656
 SBC Communications, Inc...............................      101,004      7,354,354
 Safeco Corp...........................................       15,500        760,469
 Safety Kleen Corp.....................................        6,400        177,600
 *Saint Jude Medical, Inc..............................        9,950        294,769
 Saint Paul Companies, Inc.............................        9,400        752,000
 Sara Lee Corp.........................................       53,100      2,807,663
 Schering-Plough Corp..................................       80,800      5,065,150
 #Schlumberger, Ltd....................................       54,800      4,510,725
 #Schwab (Charles) Corp................................       29,450      1,135,666
 Scientific-Atlanta, Inc...............................        8,800        176,000
 *Seagate Technology, Inc..............................       26,800        608,025
 #Seagram Co., Ltd.....................................       41,000      1,324,813
 Sears, Roebuck & Co...................................       43,300      1,983,681
 Service Corp. International...........................       27,900      1,020,094
 #Shared Medical Systems Corp..........................        2,700        172,800
 Sherwin-Williams Co...................................       19,200        548,400
 *Siebel Systems, Inc..................................            0             28
 Sigma-Aldrich Corp....................................       10,900        391,038
 *Silicon Graphics, Inc................................       19,500        255,938
 Snap-On, Inc..........................................        6,600        289,988
 #Sonat, Inc...........................................        9,700        422,556
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Southern Co...........................................       75,800   $  1,819,200
 Southwest Airlines Co.................................       24,300        593,831
 Springs Industries, Inc. Class A......................        2,150        108,441
 *Sprint Corp..........................................       47,700      2,793,431
 Stanley Works.........................................        9,600        423,000
 #State Street Corp....................................       17,700      1,053,150
 Stone Container Corp..................................       10,800        135,000
 #Sun Co., Inc.........................................        8,200        331,588
 *Sun Microsystems.....................................       40,840      1,468,964
 Sunamerica, Inc.......................................       21,650        876,825
 #Suntrust Banks, Inc..................................       23,600      1,675,600
 Supervalu, Inc........................................        6,900        271,256
 Synovus Financial Corp................................       19,300        616,394
 Sysco Corp............................................       19,200        855,600
 TJX Companies, Inc....................................       18,000        621,000
 #TRW, Inc.............................................       13,700        777,475
 Tandy Corp............................................       11,530        495,790
 Tektronix, Inc........................................        5,850        245,334
 *Tele-Communications, Inc. Class A (TCI Group)........       55,900      1,280,459
 *#Tellabs, Inc........................................       20,100      1,044,572
 Temple-Inland, Inc....................................        6,600        377,025
 *Tenet Healthcare Corp................................       33,400      1,058,363
 Tenneco, Inc..........................................       18,800        814,275
 Texaco, Inc...........................................       58,500      3,305,250
 Texas Instruments, Inc................................       42,500      2,093,125
 Texas Utilities Co....................................       26,697      1,067,880
 Textron, Inc..........................................       18,200      1,076,075
 *Thermo-Electron Corp.................................       16,700        614,769
 Thomas & Betts Corp...................................        6,000        272,250
 Time Warner, Inc......................................       61,960      3,609,170
 #Times Mirror Co. Class A.............................       10,700        635,313
 Timken Co.............................................        6,800        240,975
 Torchmark Corp........................................       15,100        616,269
 *Toys R Us, Inc.......................................       31,500      1,074,938
 Transamerica Corp.....................................        6,900        749,081
 #Travelers Group, Inc.................................      126,535      6,390,018
 Tribune Co............................................       13,600        766,700
 *Tricon Global Restaurants, Inc.......................       17,040        576,165
 Tupperware Corp.......................................        6,700        159,963
 Tyco International, Ltd...............................       59,000      2,315,750
 U.S. Bancorp..........................................       26,998      2,903,972
 UNUM Corp.............................................       15,400        730,538
 US West, Inc. Communications Group Class..............       53,000      2,394,938
 *US West, Inc. Media Group Class......................       67,000      1,779,688
 *USAir Group, Inc.....................................       10,200        562,275
 USF&G Corp............................................       12,400        250,325
 UST, Inc..............................................       20,400        629,850
 USX-Marathon Group, Inc...............................       31,900      1,092,575
 USX-US Steel Group....................................        9,320        291,833
 Unicom Corp., Inc.....................................       23,800        693,175
 Unilever NV...........................................       70,700      4,105,019
 Union Camp Corp.......................................        7,500        450,469
 Union Carbide Corp....................................       13,900        613,338
 Union Electric Co.....................................       11,100        441,919
 Union Pacific Corp....................................       27,400      1,644,000
 Union Pacific Resources Group, Inc....................       28,076        698,391
 *Unisys Corp..........................................       19,300        276,231
 United Healthcare Corp................................       20,700      1,077,694
 United States Surgical Corp...........................        8,000        211,000
 United Technologies Corp..............................       25,900      1,940,881

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Unocal Corp...........................................       27,400   $  1,090,863
 *Unova, Inc...........................................        5,700         96,544
 VF Corp...............................................       14,400        665,100
 *Viacom, Inc. Class B.................................       39,134      1,369,690
 *Wachovia Corp........................................       18,700      1,439,900
 Wal-Mart Stores, Inc..................................      250,600     10,008,338
 Walgreen Co...........................................       54,400      1,751,000
 #Warner-Lambert Co....................................       30,100      4,210,238
 #Washington Mutual, Inc...............................       27,620      1,905,780
 Waste Management, Inc.................................       50,200      1,236,175
 #Wells Fargo & Co.....................................        9,899      3,041,468
 Wendy's International, Inc............................       14,700        308,700
 *Western Atlas, Inc...................................        5,900        410,419
 Westinghouse Electric Corp............................       77,900      2,337,000
 Westvaco Corp.........................................       11,450        373,556
 Weyerhaeuser Co.......................................       22,100      1,167,156
 Whirlpool Corp........................................        8,100        443,981
 Whitman Corp..........................................       11,000        289,438
 *Willamette Industries, Inc...........................       12,400        435,550
 Williams Companies, Inc...............................       17,535        937,027
 #Winn-Dixie Stores, Inc...............................       16,500        667,219
 *Woolworth Corp.......................................       15,000        324,375
 *#Worldcom, Inc.......................................       99,720      3,194,156
 Worthington Industries, Inc...........................       10,875        196,430
 Wrigley (Wm.) Jr. Co..................................       12,900      1,020,713
 #Xerox Corp...........................................       35,900      2,788,981
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $525,673,682)..................................                 820,902,308
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98, valued at $4,146,188) to be
   repurchased at $4,085,855 (Cost $4,084,000).........  $     4,084      4,084,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.3%) (Cost $529,757,682)++....                 824,986,308
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-0.3%)
 Other Assets..........................................                   1,485,666
 Payable for Investment Securities Purchased...........                  (3,724,306)
 Payable for Fund Shares Redeemed......................                    (175,855)
 Other Liabilities.....................................                     (78,991)
                                                                       ------------
                                                                         (2,493,486)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $822,492,822
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (36.1%)
COMMERCIAL PAPER -- (27.4%)
Barton Capital Corp. C.P.
   5.590%, 12/05/97....................................        1,720   $  1,718,934
Caisse Centrale des Jardins C.P.
   5.730%, 01/26/98....................................          736        729,508
Corporate Asset Funding Corp. C.P.
   5.700%, 01/09/98....................................        1,750      1,739,194
Den Norske Stats Olejeselskap A.S. C.P.
   5.800%, 12/01/97....................................        1,400      1,400,000
Eksportfinas C.P.
   5.550%, 12/05/97....................................        1,525      1,524,054
Enterprise Funding Corp. C.P.
   5.730%, 01/02/98....................................          700        696,435
Matterhorn Capital Corp. C.P.
   5.720%, 01/12/98....................................          700        695,345
Novartis Finance Corp. C.P.
   5.600%, 12/10/97....................................          560        559,215
Paccar Financial Corp. C.P.
   5.750%, 12/01/97....................................        1,000      1,000,000
Sheffield Receivables Corp. C.P.
   5.580%, 12/01/97....................................        1,500      1,500,000
Sigma Finance Corp. C.P.
   5.850%, 01/30/98....................................        1,495      1,480,872
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $13,043,028)...................................                  13,043,557
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (4.2%)
American Express Centurion Bank
   ***5.682%, 12/05/97.................................        1,000      1,000,000
First USA Bank
   ***6.299%, 12/01/97.................................        1,000      1,002,700
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $2,002,845)......                   2,002,700
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (4.2%)
U.S. Treasury Bills
   **4.900%, 01/15/98 (Cost $1,987,700)................        2,000      1,987,500
                                                                       ------------
COMMON STOCKS -- (0.3%)
 Standard & Poors Depository Receipts
   (Cost $141,861).....................................        1,500        143,437
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $17,304,434)...................................                  17,177,194
                                                                       ------------
CANADA -- (25.7%)
BONDS -- (25.7%)
Alberta (Province of)
   6.000%, 03/01/99....................................        1,000        713,769
British Columbia (Province of)
   7.000%, 06/09/99....................................        1,000        725,009
Canada (Government of)
   6.500%, 08/01/99....................................        2,000      1,440,464
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

Cregem Finance NV
   8.625%, 05/18/99....................................        1,542   $  1,137,464
Denmark (Kingdom of)
   6.500%, 10/29/99....................................        1,064        767,299
Electricite de France
   9.750%, 09/08/99....................................        1,562      1,178,773
Farm Credit Corp. Euro Medium Term Notes
   6.250%, 01/08/99....................................        2,116      1,510,335
General Electric Capital Canada, Inc.
   7.000%, 07/20/99....................................        2,000      1,448,613
Norwest Financial Canada, Inc.
   6.250%, 12/21/98....................................        1,238        883,385
Oesterreichische Kontrollbank AG
   10.250%, 07/27/99...................................        2,000      1,519,569
World Bank (International Bank for Reconstruction and
  Development)
   10.125%, 07/20/99...................................        1,181        896,061
                                                                       ------------
TOTAL -- CANADA
  (Cost $12,616,850)...................................                  12,220,741
                                                                       ------------
GERMANY -- (13.1%)
BONDS -- (13.1%)
Bank Nederlandse Gemeenten
   6.500%, 08/25/99....................................        2,099      1,229,771
Bank voor Nederlandsche Gemeenten BNG Euro Medium Term
  Notes
   4.250%, 04/09/99....................................        1,000        566,665
LKB Bader-Wuerttemberg Finance NV
   6.000%, 05/10/99....................................        2,000      1,161,110
Societe Nationale des Chemis de fer Francais
   6.750%, 09/30/99....................................        1,400        825,476
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
   6.500%, 04/26/99....................................        3,191      1,860,655
Treuhandanstalt
   6.375%, 07/01/99....................................        1,000        585,374
                                                                       ------------
TOTAL -- GERMANY
  (Cost $6,210,322)....................................                   6,229,051
                                                                       ------------
FRANCE -- (12.6%)
BONDS -- (12.6%)
African Development Bank
   9.375%, 11/15/99....................................       10,000      1,847,212
Credit d'Equipement des Petites et Moyennes Enterprises
   9.000%, 08/19/99....................................        7,000      1,275,974
Eurofima Societe Europeene pour le Financement de
  Material Ferroviaire
   8.625%, 09/01/99....................................        9,000      1,632,611
European Investment Bank
   6.250%, 07/28/99....................................        7,000      1,223,090
                                                                       ------------
TOTAL BONDS
  (Cost $5,847,674)....................................                   5,978,887
                                                                       ------------

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $1)..............................                $          1
                                                                       ------------
TOTAL -- FRANCE
  (Cost $5,847,675)....................................                   5,978,888
                                                                       ------------
NETHERLANDS -- (6.0%)
BONDS -- (6.0%)
Austria (Republic of)
   6.500%, 05/07/99....................................        1,000        516,864
Netherlands (Kingdom of)
   7.000%, 08/15/99....................................        3,000      1,573,229
Rabobank
   6.875%, 07/15/99....................................        1,500        782,464
                                                                       ------------
TOTAL BONDS
  (Cost $2,830,905)....................................                   2,872,557
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $4)........................                           4
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $2,830,909)....................................                   2,872,561
                                                                       ------------
AUSTRALIA -- (3.0%)
BONDS -- (3.0%)
ABN-AMRO Australia, Ltd.
   8.000%, 06/16/99....................................        1,000        708,186
Rural & Industries Bank Western Australia
   10.000%, 08/23/99...................................        1,000        733,161
                                                                       ------------
TOTAL BONDS
  (Cost $1,560,393)....................................                   1,441,347
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $48).........................                          47
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $1,560,441)....................................                   1,441,394
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
JAPAN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $19)..............................                $         18
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $4).....................                           4
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $139,588) to be
   repurchased at $129,059. (Cost $129,000)............  $       129        129,000
                                                                       ------------
TOTAL INVESTMENTS -- (96.7%) (Cost $46,370,654)++......                  46,048,851
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (3.3%)
 Other Assets..........................................                     683,564
 Unrealized Gain on Futures............................                     739,500
 Unrealized Gain on Forward Currency Contracts.........                     207,948
 Unrealized Gain on Swap Contract......................                      58,449
 Payable for Futures Variation Margin..................                      (4,600)
 Payable for Investment Securities Purchased...........                     (95,876)
 Other Liabilities.....................................                     (21,625)
                                                                       ------------
                                                                          1,567,360
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 3,791,304
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $ 47,616,211
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      12.56
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
**Face amount of securities pledged as margin requirement for open futures contracts.
***Rates shown are the rates as of November 30, 1997, and maturities shown are the next interest readjustment date.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                                SHARES            VALUE+
                                                         -------------   ---------------
COMMON STOCKS -- (98.8%)
 *3-D Systems Corp.....................................        129,900   $     1,087,913
 AAR Corp..............................................        130,400         5,028,550
 *ABT Building Products Corp...........................         41,000           738,000
 *ACT Networks, Inc....................................        103,000           843,313
 *ACX Technologies, Inc................................        265,200         7,110,675
 *AEP Industries, Inc..................................         37,150         1,200,409
 *AG Associates, Inc...................................         10,200            61,200
 *AG Services America, Inc.............................          2,900            52,381
 *#APS Holding Corp. Class A...........................        167,300           645,673
 *ATL Ultrasound, Inc..................................        100,827         4,360,768
 Aames Financial Corp..................................        287,800         3,885,300
 *#Aasche Transportation Services, Inc.................         43,600           134,888
 Abington Bancorp, Inc.................................         20,800           756,600
 Abrams Industries, Inc................................         10,000            77,500
 *Abraxas Petroleum Corp...............................         68,200         1,116,775
 *Accell International Corp............................         53,000           200,406
 *Acceptance Insurance Companies, Inc..................        168,100         4,086,931
 *Access Beyond, Inc...................................         30,400           164,350
 *Acclaim Entertainment, Inc...........................         77,700           316,870
 Aceto Corp............................................         54,440         1,081,995
 *Acme Metals, Inc.....................................        210,400         2,616,850
 *Acme United Corp.....................................          8,700            50,569
 *Adage, Inc...........................................         59,254           368,486
 *Adam Software, Inc...................................          3,000             8,391
 *Adflex Solutions, Inc................................            800            15,425
 *Advanced Magnetics, Inc..............................          5,000            46,563
 *Advanced Marketing Services, Inc.....................         61,500           795,656
 Advantage Bancorp, Inc................................         41,925         2,636,034
 Advest Group, Inc.....................................         80,200         1,824,550
 *Aeroflex, Inc........................................         46,200           395,588
 *Aerovox, Inc.........................................         60,800           330,600
 Affiliated Community Bancorp..........................         20,500           585,531
 *Air Methods Corp.....................................         91,700           335,278
 *Airtran Holdings, Inc................................         14,600            74,597
 *Alarmguard Holdings, Inc.............................         11,200           120,400
 *#Alaska Air Group, Inc...............................        173,500         6,484,563
 *Alba-Waldensian, Inc.................................          4,700            25,850
 Albank Financial Corp.................................         89,180         4,158,018
 *Aldila, Inc..........................................        178,100           818,147
 Alfa Corp.............................................         80,200         1,313,275
 Alico, Inc............................................         27,800           681,100
 *Alkermes, Inc........................................         68,500         1,357,156
 *All American Semiconductor, Inc......................         23,600            43,144
 Allen Organ Co. Class B...............................          5,000           213,125
 Alliance Bancorp......................................         68,558         1,799,648
 *Alliance Entertainment Corp..........................         67,600             5,408
 *Alliance Semiconductor Corp..........................        364,700         2,313,566
 *Allied Healthcare Products, Inc......................         81,000           640,406
 *Allied Holdings, Inc.................................         61,900         1,218,656
 Allied Life Financial Corp............................         31,600           667,550
 *Allied Research Corp.................................         49,500           612,563
 *Allou Health & Beauty Care, Inc. Class A.............         46,900           369,338
 *Allstate Financial Corp..............................         20,900           128,013
 *Aloette Cosmetics, Inc...............................         17,300            51,359
 *Alpha Beta Technology, Inc...........................         12,000            35,625
 *Alpha Industries, Inc................................         62,200         1,158,475

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Alpha Microsystems, Inc..............................         28,500   $        33,844
 *Alpha Technologies Group, Inc........................         74,400           274,350
 Alpharma, Inc. Class A................................        131,000         2,996,625
 *Alteon, Inc..........................................         13,400            77,469
 Amcast Industrial Corp................................        112,800         2,791,800
 Amcore Financial, Inc.................................         51,850         1,241,159
 *America West Holdings Corp. Class B..................        486,900         7,759,969
 American Annuity Group, Inc...........................         60,850         1,266,441
 American Bank of Connecticut..........................         23,300         1,096,556
 *American Banknote Corp...............................        212,500         1,142,188
 American Biltrite, Inc................................         40,100           937,338
 *American Classic Voyages Co..........................          1,100            18,975
 *American Eagle Group, Inc............................         75,600             3,478
 *American Eagle Outfitters, Inc.......................         33,700         1,139,481
 *American Ecology Corp................................         51,900            76,228
 *American Freightways Corp............................        472,000         6,903,000
 American Heritage Life Investment Corp................        129,400         4,755,450
 *American Homepatient, Inc............................        119,300         2,423,281
 American Indemnity Financial Corp.....................         14,200           180,163
 *American Medical Electronics, Inc. (Escrow-Bonus)....         20,800                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................         20,800                 0
 *American Mobile Satellite Corp.......................        217,200         1,710,450
 *American Oilfield Divers, Inc........................         53,800           707,806
 *American Pacific Corp................................         90,400           666,700
 *American Physicians Services Group, Inc..............         42,400           307,400
 *American Software, Inc. Class A......................        122,100         1,137,056
 *American Technical Ceramics Corp.....................         32,100           515,606
 *American United Global, Inc..........................         22,100            45,236
 American Vanguard Corp................................          7,040            51,040
 *American Waste Services, Inc. Class A................        200,900           301,350
 American Woodmark Corp................................         35,010           765,844
 Americana Bancorp, Inc................................         23,300           460,175
 *Amerihost Properties, Inc............................         60,600           399,581
 *Ameristar Casinos, Inc...............................         54,800           288,556
 *Ameriwood Industries International Corp..............         47,200           297,950
 Ameron, Inc...........................................         39,900         2,573,550
 *Ames Department Stores, Inc..........................        177,000         2,986,875
 *Amistar Corp.........................................         42,300           153,338
 Ampco-Pittsburgh Corp.................................        133,100         2,528,900
 *Amrep Corp...........................................         76,592           421,256
 *Amresco, Inc.........................................         10,000           277,500
 *Amtech Corp..........................................        157,700           734,291
 *Amtran, Inc..........................................        118,000           951,375
 Amvestors Financial Corp..............................        149,348         3,276,322
 Amwest Insurance Group, Inc...........................         28,050           390,947
 Analogic Corp.........................................         79,500         3,006,094
 Analysis & Technology, Inc............................         19,200           453,600
 *#Anaren Microwave, Inc...............................         35,800           720,475
 Anchor Bancorp Wisconsin, Inc.........................         59,850         1,874,053
 Andover Bancorp, Inc. DE..............................         57,460         2,152,954
 Angelica Corp.........................................        163,400         3,513,100
 *Ann Taylor Stores Corp...............................        395,900         5,641,575

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Ansaldo Signal N.V...................................         69,550   $       315,148
 *Antec Corp...........................................        327,800         5,039,925
 *Apertus Technologies, Inc............................        107,400           184,594
 *Apogee, Inc..........................................        104,800           255,450
 *Applied Extrusion Technologies, Inc..................        117,700           930,566
 *Applied Magnetics Corp...............................         63,000         1,063,125
 *Applied Signal Technologies, Inc.....................         90,500         1,363,156
 *#Arcadia Financial, Ltd..............................        413,700         3,464,738
 Arch Coal, Inc........................................         55,000         1,447,188
 *Arch Communications Group, Inc.......................        287,400         1,966,894
 Arctic Cat, Inc.......................................         24,000           252,750
 *#Argosy Gaming Corp..................................        355,800         1,445,438
 *Arkansas Best Corp...................................        219,000         2,422,688
 *Armco, Inc...........................................         90,000           478,125
 *Arrow Automotive Industries, Inc.....................         21,600            70,200
 Arrow Financial Corp..................................          5,495           180,328
 *Artisoft, Inc........................................        157,400           339,394
 *Artistic Greetings, Inc..............................         45,700           217,075
 Arvin Industries, Inc.................................        156,800         5,409,600
 *Asante Technologies, Inc.............................         92,500           450,938
 *Ascent Entertainment Group, Inc......................         66,696           721,151
 *Aseco Corp...........................................         35,600           356,000
 *Ashworth, Inc........................................          7,400            79,781
 *Astec Industries, Inc................................         94,800         1,528,650
 Astoria Financial Corp................................        172,708         9,542,117
 Astro-Med, Inc........................................         49,675           409,819
 *Astronics Corp.......................................         20,625           193,359
 *Asyst Technologies, Inc..............................         61,200         1,885,725
 *Atchison Casting Corp................................         76,200         1,314,450
 *Athey Products Corp..................................         17,140            73,381
 *Atkinson (Guy F.) of California......................         87,900           321,384
 *Atlantic Gulf Communities Corp.......................        109,600           458,950
 *Atlantic Tele-Network, Inc...........................        208,700         2,530,488
 *Atlantis Plastics, Inc...............................         60,000           341,250
 Atrion Corp...........................................         37,750           554,453
 *Au Bon Pain, Inc. Class A............................        115,500         1,046,719
 *Audiovox Corp. Class A...............................        200,000         1,762,500
 *Ault, Inc............................................          9,500            65,609
 *Autoimmune, Inc......................................        123,000           357,469
 *Autoinfo, Inc........................................         71,700            42,572
 *Autologic Information International, Inc.............          7,100            53,250
 *Avatar Holdings, Inc.................................         23,000           652,625
 *#Avatex Corp.........................................        189,340           331,345
 *Aviall, Inc..........................................        117,500         1,667,031
 *Avid Technology, Inc.................................        116,500         3,422,188
 *Avigen, Inc..........................................        119,500           395,844
 *Avondale Industries, Inc.............................        141,500         4,006,219
 *Aydin Corp...........................................         54,300           624,450
 *Aztar Corp...........................................        559,700         3,917,900
 BEI Electronics, Inc..................................         86,000           344,000
 *BEI Technologies, Inc................................         86,000         1,032,000
 *BF Enterprises, Inc..................................          2,300            19,838
 *BFX Hospitality Group, Inc...........................         89,400           234,675
 *BHC Communications, Inc. Class A.....................          7,100           891,050
 *BI, Inc..............................................        107,300           757,806
 *BPI Packaging Technologies, Inc......................         78,200            84,309
 *BRC Holdings, Inc....................................         55,400         2,309,488
 BSB Bancorp, Inc......................................        104,700         3,265,331
 BT Financial Corp.....................................         28,912         1,340,794
 *BT Office Products International, Inc................        330,600         3,388,650
 *BTU International, Inc...............................         75,800           431,113
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *BWAY Corp............................................         76,200   $     1,643,063
 *Back Bay Restaurant Group, Inc.......................         36,200           233,038
 Badger Meter, Inc.....................................         21,200           879,800
 Badger Paper Mills, Inc...............................         10,400            87,750
 Bairnco Corp..........................................         88,200           870,975
 Baker (J.), Inc.......................................        155,818         1,066,379
 *Baker (Michael) Corp.................................         62,500           589,844
 Baldwin & Lyons, Inc. Class B.........................          1,600            39,400
 *Baldwin Piano & Organ Co.............................         27,000           445,500
 *Baldwin Technology, Inc. Class A.....................        172,600           863,000
 *Bally Total Fitness Holding Corp.....................         22,775           425,608
 *Baltek Corp..........................................          4,500            42,188
 *Bancinsurance Corp...................................         51,700           248,806
 Bancorp Connecticut, Inc..............................         23,700           942,075
 *Bank Plus Corp.......................................        169,000         1,869,563
 *Bank United Financial Corp. Class A..................         19,900           257,456
 #BankAtlantic Bancorp, Inc. Class A...................         80,270         1,083,645
 BankAtlantic Bancorp, Inc. Class B....................        115,531         1,635,486
 BankNorth Group, Inc. DE..............................         27,200         1,640,500
 *Banner Aerospace, Inc................................        310,500         2,949,750
 *Banyan System, Inc...................................        153,000           511,594
 *Barry (R.G.) Corp....................................         18,000           210,375
 *Basin Exploration, Inc...............................         97,900         1,823,388
 Bassett Furniture Industries, Inc.....................        135,350         3,975,906
 Battle Mountain Gold Co...............................        317,700         1,598,428
 #Bay View Capital Corp................................        104,000         3,471,000
 *Bayou Steel Corp. Class A............................        121,300           439,713
 *Be Aerospace, Inc....................................        100,200         3,150,038
 *Beazer Homes USA, Inc................................        111,200         1,984,225
 *Bel Fuse, Inc........................................         57,800         1,130,713
 *Bell Industries, Inc.................................        101,022         1,679,491
 *Bell Microproducts, Inc..............................         99,900           842,906
 *Bell Sports Corp.....................................        158,700         1,334,072
 *Bellwether Exploration Co............................         81,600           851,700
 *Ben & Jerry's Homemade, Inc. Class A.................         70,700         1,135,619
 *Berlitz International, Inc...........................         79,100         2,041,769
 *Bertuccis, Inc.......................................         99,100           631,763
 *Best Buy Co., Inc....................................        176,400         5,137,650
 Bindley Western Industries, Inc.......................        133,100         4,092,825
 Binks Sames Corp......................................         30,918         1,329,474
 *Bio Vascular, Inc....................................          7,000            24,719
 *Bio-Rad Laboratories, Inc. Class A...................         43,900         1,105,731
 *Bird Corp............................................         18,800            76,375
 Birmingham Steel Corp.................................        401,500         6,147,969
 *Biscayne Apparel, Inc................................          2,093             1,439
 *Black Hawk Gaming & Development, Inc.................         31,600           229,100
 Blair Corp............................................        127,100         2,422,844
 Blessings Corp........................................         66,700           950,475
 *Bluegreen Corp.......................................        213,798           935,366
 Bob Evans Farms, Inc..................................        246,100         4,952,763
 *Boca Research, Inc...................................         98,700           697,069
 *Bombay Co., Inc......................................        372,000         1,929,750
 *Bon-Ton Stores, Inc..................................        106,900         1,683,675
 *Books-a-Million, Inc.................................        199,000         1,349,469
 *Borland International, Inc...........................        124,100         1,248,756
 *Boston Chicken, Inc..................................        257,300         2,062,420
 Bostonfed Bancorp, Inc................................         15,000           308,438
 Bowl America, Inc. Class A............................         45,000           381,094
 Bowne & Co., Inc......................................        133,916         5,113,917
 *Box Energy Corp. Class B.............................          5,200            37,538

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Boyd Gaming Corp.....................................        353,000   $     2,559,250
 *Brauns Fashions Corp.................................         22,200           213,675
 *Brazos Sportswear, Inc...............................          4,190            37,710
 Brenton Banks, Inc....................................            786            25,766
 *Brite Voice Systems, Inc.............................          2,000            18,375
 *Brock International, Inc.............................         45,700           188,513
 *Brookstone, Inc......................................        111,300         1,349,513
 *Brothers Gourmet Coffees, Inc........................        102,500           124,922
 *Brown & Sharpe Manufacturing Co. Class A.............        173,600         1,779,400
 Brown Group, Inc......................................        297,200         4,810,925
 Brush Wellman, Inc....................................        156,000         3,705,000
 *Buckhead America Corp................................         15,700           129,525
 *Buffets, Inc.........................................        103,000           917,344
 *Builders Transport, Inc..............................         61,600           184,800
 *Building Materials Holding Corp......................        197,000         2,228,563
 *Bull Run Corp. GA....................................         84,500           258,781
 Burlington Coat Factory Warehouse Corp................        364,500         6,811,594
 *Burlington Industries, Inc...........................         14,000           203,000
 *Burr Brown Corp......................................         54,500         1,638,406
 *Business Resource Group..............................         33,400           123,163
 *Butler International, Inc............................         23,200           391,500
 Butler Manufacturing Co...............................         45,500         1,541,313
 *Buttrey Food & Drug Stores Co........................        111,400         1,204,513
 *C ATS Software, Inc..................................          2,100            11,944
 *C-COR Electronics, Inc...............................         12,000           187,500
 *C.P. Clare Corp......................................         52,000           698,750
 CFX Corp..............................................        151,000         4,190,250
 *CMC Industries, Inc..................................         30,700           374,156
 *CML Group, Inc.......................................        326,300         1,142,050
 CNA Surety Corp.......................................        135,600         1,966,200
 *CNS Income...........................................         12,000            95,250
 *CPAC, Inc............................................         27,000           290,250
 CPB, Inc..............................................        107,000         2,223,594
 CPI Corp..............................................        112,400         2,093,450
 *CSP, Inc.............................................         29,200           226,300
 *CSS Industries, Inc..................................         17,900           590,700
 CTS Corp..............................................        180,300         6,130,200
 Cadmus Communications Corp............................         94,100         2,011,388
 *Caere Corp...........................................         33,900           297,155
 *Cal-Maine Foods, Inc.................................          3,000            18,750
 *Calcomp Technology, Inc..............................         28,800           129,600
 *#Caldor Corp.........................................        111,100            65,993
 Calgon Carbon Corp....................................          5,500            60,844
 *California Microwave, Inc............................        157,700         2,927,306
 Calmat Co.............................................        272,500         7,136,094
 *Calumet Bancorp, Inc.................................         27,000           870,750
 *Cambridge Soundworks, Inc............................         48,000           507,000
 *Cameron Ashley Building Products, Inc................         70,000         1,098,125
 *Campo Eletronics, Appliances & Computers, Inc........         43,900            43,214
 *Canandaigua Wine Co., Inc. Class A...................         93,100         4,460,072
 *Canisco Resources, Inc...............................          5,700            16,031
 Cape Cod Bank & Trust Co..............................         11,200           436,800
 *Capital Pacific Holdings, Inc........................         92,800           310,300
 Capital Re Corp.......................................        101,400         5,684,738
 Capitol Bancorp, Ltd..................................         34,727           941,970
 Capmac Holdings, Inc..................................        106,600         3,611,075
 *Capstone Pharmacy Services, Inc......................         36,000           398,250
 *Cardiotech International, Inc........................         15,572            44,770
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Cardiovascular Dynamics, Inc.........................        105,000   $       570,938
 *Care Group, Inc......................................         71,130            36,676
 *Carlyle Industries, Inc..............................         10,231            15,986
 *Carmike Cinemas, Inc. Class A........................         67,300         2,082,094
 Carnegie Bancorp......................................         18,195           564,045
 *Carnegie Group, Inc..................................         20,100            86,681
 Carolina First Corp...................................         74,990         1,464,649
 *Carr-Gottstein Foods Co..............................        100,657           496,994
 *Carson Pirie Scott & Co..............................        180,400         9,313,150
 *Carson, Inc..........................................          8,000            65,000
 Carter-Wallace, Inc...................................        270,800         4,485,125
 *Carver Corp. WA......................................         16,200            16,706
 Cascade Corp..........................................         14,600           262,800
 *Casco International, Inc.............................          1,911             7,166
 Cash America International, Inc.......................        239,200         2,990,000
 *Casino America, Inc..................................        323,400           929,775
 *Casino Data Systems..................................        206,300           934,797
 *Casino Magic Corp....................................        172,600           210,356
 *Castle & Cooke, Inc..................................         18,800           312,550
 Castle Energy Corp....................................         16,300           226,163
 *Catalina Lighting, Inc...............................         85,700           530,269
 *Catalyst Semiconductor, Inc..........................         92,400           148,706
 *Catherines Stores Corp...............................        114,400           718,575
 Cato Corp. Class A....................................        371,700         3,484,688
 Cavalier Homes, Inc...................................         13,000           126,750
 *Cayenne Software, Inc................................         52,100           127,808
 *Celadon Group, Inc...................................        100,000         1,512,500
 *Celebrity, Inc.......................................        105,300           210,600
 *Cell Genesys, Inc....................................         35,500           303,969
 *Cellpro, Inc.........................................        136,800           384,750
 *Cellstar Corp........................................         22,800           591,375
 Cenfed Financial Corp.................................         58,722         2,354,385
 Cenit Bancorp, Inc....................................         18,300         1,251,263
 *Centennial Cellular Corp. Class A....................        166,800         3,184,838
 *Centigram Communications Corp........................         86,800         1,424,063
 Central Co-Operative Bank Somerville, MA..............         24,100           638,650
 Central Reserve Life Corp.............................         26,600           133,000
 *Central Sprinkler Corp...............................         31,900           574,200
 Centris Group, Inc....................................         72,400         1,570,175
 *Cephalon, Inc........................................         48,600           495,113
 *Ceradyne, Inc........................................         34,800           160,406
 *Cerion Technologies, Inc.............................         81,500           185,922
 Chaparral Steel Co....................................        225,500         3,467,063
 *Charming Shoppes, Inc................................      1,221,500         5,973,898
 *Chart House Enterprises, Inc.........................        114,300           800,100
 Charter Financial, Inc................................         46,400         1,028,050
 *Check Technology Corp................................         47,600           188,913
 *#Checkers Drive-In Restaurant, Inc...................            100               111
 *Checkmate Electronics, Inc...........................         62,000           457,250
 *Checkpoint System, Inc...............................        306,500         4,942,313
 Chemed Corp...........................................         29,500         1,154,188
 *Chemfab Corp.........................................         16,050           368,147
 *Cherry Corp. Class A.................................         48,700           744,197
 *Cherry Corp. Class B.................................         32,500           475,313
 Chesapeake Corp.......................................          1,500            51,375
 #Chesapeake Energy Corp...............................        350,400         2,693,700
 Chester Valley Bancorp................................            794            21,240
 *Chic by His, Inc.....................................        109,700           809,038
 Chicago Rivet & Machine Co............................         11,800           351,050
 *Children's Discovery Centers of America, Inc. Class
   A...................................................         76,200           619,125

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Childtime Learning Centers, Inc......................         37,900   $       523,494
 *Chips & Technologies, Inc............................         19,300           297,341
 Chittenden Corp.......................................         17,820           786,308
 *Chock Full O' Nuts Corp..............................        125,323           900,759
 *Christiana Companies, Inc............................         60,000         2,250,000
 *Chrysalis International Corp.........................         65,000           255,938
 *Cidco, Inc...........................................        128,800         2,632,350
 *Cinergi Pictures Entertainment, Inc..................         73,700           172,734
 *Ciprico, Inc.........................................         23,800           299,731
 *Circon Corp..........................................         26,500           405,781
 *Circuit Systems, Inc.................................         53,000           235,188
 *Citadel Holding Corp.................................         73,300           297,781
 *Citation Computer System, Inc........................         11,200            76,300
 *Citation Corp........................................        153,900         2,625,919
 Citfed Bancorp, Inc...................................         48,400         2,450,250
 Citizens Banking Corp.................................         97,050         2,838,713
 *Citizens, Inc. Class A...............................         10,600            72,875
 *Civic Bancorp........................................         37,695           610,188
 *Clean Harbors, Inc...................................        117,500           229,492
 Cleveland Cliffs, Inc.................................        131,300         5,662,313
 *Clintrials Research, Inc.............................        286,300         2,451,444
 *Coast Distribution System............................         85,100           287,213
 Coastal Bancorp, Inc..................................         51,400         1,497,025
 *Coastal Physician Group, Inc.........................        197,900           222,638
 *Coastcast Corp.......................................         41,800           587,813
 *Cobra Electronic Corp................................         54,700           434,181
 *Code-Alarm, Inc......................................         23,200            55,100
 *Coeur d'Alene Mines Corp. ID.........................        242,800         2,094,150
 *Coherent, Inc........................................         36,800         1,382,300
 *Coho Energy, Inc.....................................        270,200         2,752,663
 *Cohr, Inc............................................         16,400           202,438
 Collagen Corp.........................................        107,300         2,132,588
 Collins Industries, Inc...............................         12,500            83,594
 *Columbia Banking System, Inc.........................         32,697           870,558
 *Columbus Energy Corp.................................         22,375           192,984
 *Comdial Corp.........................................         91,800           975,375
 Commercial Bancshares, Inc............................         24,045           590,605
 Commercial Federal Corp...............................          2,294           110,255
 Commercial Intertech Corp.............................         86,600         1,547,975
 Commercial Metals Co..................................        154,900         5,102,019
 Commonwealth Bancorp, Inc.............................         12,500           252,344
 Commonwealth Industries, Inc..........................        125,800         2,107,150
 *Communications Central, Inc..........................         57,200           575,575
 Community Bank System, Inc............................         58,000         1,674,750
 Community Trust Bancorp, Inc..........................         43,370         1,322,785
 *Compdent Corp........................................         61,600         1,274,350
 *#Complete Management, Inc............................         20,000           332,500
 Computer Data Systems, Inc............................         18,700           758,519
 *Computer Network Technology Corp.....................        282,000         1,136,813
 *Computer Outsourcing Services, Inc...................         42,800           377,175
 *Computrac, Inc.......................................         25,900            25,900
 *Comshare, Inc........................................         14,250            83,719
 *Comstock Resources, Inc..............................          5,900            77,438
 *Comtech Telecommunications Corp......................         26,900           122,311
 *Concord Camera Corp..................................         12,300            51,891
 *Concord Fabrics, Inc. Class A........................         16,400           147,088
 *Cone Mills Corp. NC..................................        262,300         2,065,613
 *Congoleum Corp. Class A..............................          3,400            34,638
 *Conmed Corp..........................................        198,561         4,691,004
 *Continental Can, Inc. DE.............................         38,400           844,800
 Continental Homes Holding Corp........................         79,748         2,596,794
 *Continental Materials Corp...........................          2,300            62,963
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Cooker Restaurant Corp................................        150,000   $     1,490,625
 *Cooperative Bankshares, Inc..........................         20,800           357,500
 *Copart, Inc..........................................        122,700         2,139,581
 *Copley Pharmaceutical, Inc...........................        148,100         1,055,213
 *Coram Healthcare Corp................................         45,800           166,025
 *Corcom, Inc..........................................            900             8,831
 *Core, Inc............................................          7,400            77,469
 *Cornerstone Imaging, Inc.............................         86,400           413,100
 *Corrpro Companies, Inc...............................         68,300           964,738
 *Cortech, Inc.........................................         71,900            44,938
 *Cosmetic Centers, Inc. Class C.......................          8,646            27,019
 Courier Corp..........................................         15,600           432,900
 *Cover-All Technologies, Inc..........................         31,901           124,613
 Covest Bancshares, Inc................................         32,550           862,575
 *Craig Corp...........................................         38,600           738,225
 *Criticare Systems, Inc...............................         53,900           218,969
 Cross (A.T.) Co. Class A..............................        160,300         1,718,216
 *Crowley, Milner & Co.................................         18,000           184,500
 *Crown Books Corp.....................................         20,300           151,616
 *Crown Central Petroleum Corp. Class A................         71,000         1,428,875
 *Crown Central Petroleum Corp. Class B................         59,400         1,128,600
 Crown Crafts, Inc.....................................         80,900         1,314,625
 *Crown Vantage, Inc...................................         21,020           210,200
 *Crown-Andersen, Inc..................................         20,000           135,000
 *Cruise America, Inc..................................         45,500           418,031
 Cubic Corp............................................         89,950         2,889,644
 *Cuisine Solutions, Inc...............................         12,000            16,125
 Culp, Inc.............................................          8,100           150,863
 Curtiss-Wright Corp...................................         43,600         3,332,675
 *Cyberoptics Corp.....................................         43,700         1,188,094
 *Cybex International, Inc.............................         43,300           470,888
 *Cyrk, Inc............................................        193,500         2,261,531
 *Cytrx Corp...........................................         86,000           357,438
 D&N Financial Corp....................................         49,700         1,208,331
 *DBA Systems, Inc.....................................         45,900           324,169
 *DII Group, Inc.......................................         66,400         1,489,850
 *DIY Home Warehouse, Inc..............................         84,800           339,200
 *DM Management Co.....................................         32,300           575,344
 *DSP Technology, Inc..................................         13,600           146,200
 DT Industries, Inc....................................         59,300         1,651,134
 *DVI, Inc.............................................         96,700         1,764,775
 *Dairy Mart Convenience Stores, Inc. Class A..........          9,000            40,500
 *Dakota Mining Corp...................................         10,909             3,409
 *Dakotah, Inc.........................................          5,000            10,156
 *Damark International, Inc. Class A...................         80,800           999,900
 Dames & Moore, Inc....................................        178,300         2,206,463
 Daniel Industries, Inc................................        145,700         2,704,556
 Dart Group Corp. Class A..............................          5,600           653,800
 *Data Broadcasting Corp...............................        119,470           843,757
 *Data I/O Corp........................................         69,400           511,825
 *#Data Race, Inc......................................         29,800           141,550
 *Data Systems & Software, Inc.........................         86,800           463,838
 *Data Systems Network Corp............................          3,228            37,526
 *Data Translation, Inc................................          8,250            26,297
 *Dataflex Corp........................................         66,500           284,703
 *Datakey, Inc.........................................         19,100            76,997
 *Dataram Corp.........................................         31,160           268,755
 *Datascope Corp.......................................         24,000           609,000
 *Dataware Technologies, Inc...........................         65,700           209,419

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Datron Systems, Inc..................................         30,000   $       305,625
 *Datum, Inc...........................................         35,800           673,488
 *Davco Restaurants, Inc...............................         42,800           839,950
 *Daw Technologies, Inc................................        111,900           227,297
 *Dawson Geophysical Co................................         36,600           697,688
 Daxor Corp............................................         52,000           624,000
 *DeGeorge Financial Corp..............................         19,900            17,413
 Deb Shops, Inc........................................        142,000           816,500
 *Deckers Outdoor Corp.................................        100,100           835,209
 Decorator Industries, Inc.............................         16,666           152,077
 Defiance, Inc.........................................         73,100           581,373
 *Deflecta-Shield Corp.................................         49,600           779,650
 *Del Global Technologies Corp.........................         85,877           848,035
 Delta Natural Gas Co., Inc............................         26,100           473,063
 Delta Woodside Industries, Inc........................        278,200         1,634,425
 *Designer Holdings, Ltd...............................        189,000         1,771,875
 *Designs, Inc.........................................        178,800           611,831
 *Detection Systems, Inc...............................         30,000           442,500
 *Detrex Corp..........................................          2,800            28,875
 *Detroit Diesel Corp..................................        190,300         4,341,219
 *Devcon International Corp............................         50,800           250,825
 *Devlieg-Bullard, Inc.................................          6,600            28,463
 *Diamond Multimedia Systems, Inc......................        188,400         1,866,338
 *Dianon Systems, Inc..................................         40,000           337,500
 *Digi International, Inc..............................        124,000         2,425,750
 *Digital Sound Corp...................................         25,000            28,906
 Dime Bancorp, Inc.....................................         92,004         2,231,097
 Dime Financial Corp...................................         38,900         1,213,194
 *Discount Auto Parts, Inc.............................        167,900         3,137,631
 *Dixie Group, Inc.....................................        122,400         1,346,400
 *Dixon Ticonderoga Co.................................         27,250           383,203
 *#Dominion Bridge Corp................................        179,500           350,586
 *Dominion Homes, Inc..................................         70,100           638,567
 Donegal Group, Inc....................................         52,833         1,096,285
 Donnelly Corp. Class A................................         78,250         1,437,844
 *Donnkenny, Inc.......................................        157,300           540,719
 *Dotronix, Inc........................................          1,000               953
 Downey Financial Corp.................................        282,927         7,780,493
 *Dravo Corp...........................................         22,800           226,575
 *Dress Barn, Inc......................................        160,823         4,161,295
 *Drug Emporium, Inc...................................        188,400           741,825
 *#Drypers Corp........................................         49,400           276,331
 *Durakon Industries, Inc..............................        107,400           976,669
 Dyersburg Corp........................................        124,200         1,540,856
 *Dynamics Research Corp...............................         71,364           896,510
 *E-Z-Em, Inc. Class A.................................         43,200           318,600
 *E-Z-Em, Inc. Class B.................................          2,473            17,002
 *EA Engineering Science & Technology, Inc.............         55,825           113,395
 *EA Industries, Inc...................................         44,400           258,075
 *ECC International Corp...............................         90,500           356,344
 *EFTC Corp............................................         34,700           518,331
 *EIS International, Inc...............................        132,800           879,800
 *ELXSI Corp...........................................         27,900           369,675
 EMC Insurance Group, Inc..............................         33,600           449,400
 *ERLY Industries, Inc.................................         21,120           151,800
 *ESCO Electronics Corp. Trust Receipts................        193,400         3,166,925
 Eagle Bancshares, Inc.................................         64,600         1,231,438
 Eagle Financial Corp..................................         52,039         2,680,009
 *Eagle Food Centers, Inc..............................         79,200           396,000
 *Eagle Hardware & Garden, Inc.........................        165,400         2,816,969
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Eagle Point Software Corp............................         80,000   $       277,500
 Easco, Inc............................................        108,000         1,262,250
 Eastern Co............................................         19,600           352,800
 Eaton Vance Corp......................................        159,846         5,584,620
 Ecology & Environment, Inc. Class A...................         22,300           248,088
 *Edelbrock Corp.......................................         85,000         1,381,250
 *#Edison Brothers Stores, Inc.........................         44,500                 0
 Edo Corp..............................................         31,500           279,563
 *Education Alternatives, Inc..........................         80,100           370,463
 *Educational Insights, Inc............................         49,300           120,939
 *Egghead, Inc.........................................        224,625         1,635,551
 *Ekco Group, Inc......................................        214,300         1,500,100
 *El Chico Restaurants, Inc............................         42,900           496,031
 *El Paso Electric Co..................................        306,700         2,070,225
 Elcor Corp............................................         23,550           571,088
 *Electro Rent Corp....................................         37,000         1,385,188
 *Electro Scientific Industries, Inc...................         42,400         1,762,250
 *Electroglas, Inc.....................................        147,500         2,774,844
 *Electromagnetic Sciences, Inc........................         70,250         1,255,719
 *Elek-Tek, Inc........................................         52,400             5,240
 Ellett Brothers, Inc..................................         14,400            81,900
 *Emcon................................................         93,200           515,513
 *#Empire of Carolina, Inc.............................         87,550           175,100
 *Emulex Corp..........................................         11,750           187,266
 Energen Corp..........................................        116,700         4,434,600
 Engineered Support Systems, Inc.......................         24,500           528,281
 #Engle Homes, Inc.....................................         78,700         1,153,447
 Enhance Financial Services Group, Inc.................         41,100         2,296,463
 *Enstar, Inc..........................................         20,866           169,536
 *Environmental Elements Corp..........................         30,300            83,325
 *Envirotest Systems Corp. Class A.....................         98,100           539,550
 *#Equinox Systems, Inc................................         35,400           651,581
 *Equitex, Inc.........................................          9,400             9,106
 *Equitrac Corp........................................         26,500           445,531
 *Equity Oil Co........................................        142,900           473,356
 Eskimo Pie Corp.......................................          3,300            34,856
 Espey Manufacturing & Electronics Corp................          3,500            60,375
 *Esterline Technologies Corp..........................         63,600         2,249,850
 *Evans & Sutherland Computer Corp.....................         93,000         2,859,750
 *Evans Systems, Inc...................................         23,585            42,011
 *Evans, Inc...........................................         80,800           194,425
 Evergreen Bancorp, Inc. DE............................         63,100         1,494,681
 *Evergreen Resources, Inc.............................         39,000           606,938
 *Exabyte Corp.........................................        225,000         2,200,781
 *Exar Corp............................................        101,500         2,543,844
 Excel Industries, Inc.................................        125,200         2,433,575
 *Executone Information Systems, Inc...................        190,600           413,959
 #Exide Corp...........................................        250,100         5,971,138
 *Ezcorp, Inc. Class A Non-Voting......................        139,100         1,577,916
 FCB Financial Corp....................................         22,600           618,675
 FDP Corp..............................................         10,500           108,281
 FFLC Bancorp..........................................         50,833         1,156,451
 FFY Financial Corp....................................         42,300         1,263,713
 *FM Properties, Inc...................................        136,200           676,744
 FNB Rochester Corp....................................         30,300           516,994
 *FPA Corp.............................................         20,100            23,241
 *FSI International, Inc...............................        212,900         3,253,378
 *FTP Software, Inc....................................        299,800           679,234
 Fab Industries, Inc...................................         67,081         1,995,660

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Fabri-Centers of America, Inc. Class A...............         35,700   $       747,469
 *Fabri-Centers of America, Inc. Class B...............         35,700           718,463
 *Failure Group, Inc...................................         69,500           655,906
 *Fairchild Corp. Class A..............................        143,900         3,264,731
 *Fansteel, Inc........................................         74,700           662,963
 *Farah, Inc...........................................        163,600           848,675
 Farmer Brothers Co....................................             84            13,398
 *Farr Co..............................................         34,800           545,925
 Farrel Corp...........................................         62,200           219,644
 Federal Screw Works...................................          2,000           120,250
 *Fibermark, Inc.......................................         46,550           986,278
 Fidelity Bancorp, Inc. Delaware.......................         32,700           748,013
 Fidelity National Financial, Inc......................          9,000           234,000
 *Fieldcrest Cannon, Inc...............................        104,600         3,523,713
 *Figgie International, Inc. Class B...................         17,700           230,100
 *Filenes Basement Corp................................        246,200         1,546,444
 *Filenet Corp.........................................          5,200           142,675
 Financial Bancorp., Inc...............................         25,000           623,438
 *Finish Line, Inc. Class A............................         15,500           294,500
 First Albany Companies, Inc...........................         28,866           427,587
 *First Alert, Inc.....................................        270,400           760,500
 First American Financial Corp.........................        112,500         6,890,625
 First Bell Bancorp, Inc...............................          2,700            47,588
 *First Cash, Inc......................................         45,200           368,663
 First Central Financial Corp..........................         49,600            27,900
 First Citizens Bancshares, Inc. NC....................         30,400         3,351,600
 First Colorado Bancorp................................          4,200            96,075
 First Commonwealth Financial Corp.....................          9,700           246,744
 First Defiance Financial Corp.........................        108,600         1,676,513
 First Essex Bancorp...................................         86,400         1,701,000
 First Federal Capital Corp............................         65,610         1,820,678
 First Federal Savings & Loan Association of East
   Hartford, CT........................................         31,000         1,147,000
 First Financial Holdings, Inc.........................         50,300         2,140,894
 First Indiana Corp....................................         76,922         2,009,587
 First Liberty Financial Corp..........................         47,850         1,312,884
 *#First Merchants Acceptance Corp.....................         65,300             2,041
 First Northern Capital Corp...........................         98,700         1,307,775
 First Oak Brook Bancshares, Inc. Class A..............         14,500           598,125
 First Palm Beach Bancorp, Inc.........................         55,200         2,152,800
 *First Republic Bank..................................        112,703         3,113,420
 First Savings Bancorp, Inc. North Carolina............         48,000         1,152,000
 First Savings Bank....................................         77,200         1,944,475
 *First Team Sports, Inc...............................         85,600           326,350
 First Western Bancorp, Inc............................         19,200           532,800
 Firstbank of Illinois Co..............................          1,800            57,206
 *FirstFed Financial Corp. DE..........................         95,700         3,493,050
 *Fischer Imaging Corp.................................        100,600           578,450
 Fleming Companies, Inc................................        260,597         4,332,425
 Flexsteel Industries, Inc.............................         78,400           921,200
 Florida Rock Industries, Inc..........................        186,000         4,836,000
 *Florsheim Group, Inc.................................         82,400           744,175
 Fluke Corp............................................         96,620         2,294,725
 *Fluor Daniel/GTI, Inc................................         15,822           147,342
 Flushing Financial Corp...............................          4,500            99,000
 *Foilmark, Inc........................................         36,100           114,505
 *Foodarama Supermarkets, Inc..........................         12,400           274,350
 *Foothill Independent Bancorp.........................         39,842           647,433
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Forest City Enterprises, Inc. Class A.................         38,450   $     2,196,456
 *Foster (L.B.) Co. Class A............................        115,800           607,950
 *Four Kids Entertainment, Inc.........................         17,000            61,625
 Frankfort First Bancorp, Inc..........................          1,300            12,269
 Franklin Bank National Associaton Southfield, MI......         36,460           606,148
 *Franklin Electronic Publishers, Inc..................         86,100         1,226,925
 Freds, Inc. Class A...................................         97,400         2,386,300
 *Fresh Choice, Inc....................................         64,900           273,797
 Friedman Industries, Inc..............................         55,517           388,619
 *Friedmans, Inc. Class A..............................        149,300         2,174,181
 Frisch's Restaurants, Inc.............................         77,405         1,025,616
 Frozen Food Express Industries, Inc...................         56,300           555,963
 *Funco, Inc...........................................         34,300           647,413
 *Fund American Enterprises Holdings, Inc..............          1,000           122,625
 *Fuqua Enterprises, Inc...............................         44,800         1,360,800
 *G-III Apparel Group, Ltd.............................         73,200           382,013
 GBC Bancorp...........................................         48,200         2,641,963
 *GC Companies, Inc....................................         71,300         3,092,638
 *GKN Holding Corp.....................................          8,100            33,919
 *GNI Group, Inc.......................................         42,700           248,194
 *GT Bicycles, Inc.....................................         93,700           635,403
 *GTI Corp.............................................        113,200           672,125
 *GZA Geoenvironmental Technologies, Inc...............         36,500           185,922
 Gainsco, Inc..........................................         79,000           661,625
 *Galey & Lord, Inc....................................        118,500         2,133,000
 *Galileo Corp.........................................         66,100           739,494
 Gamma Biologicals, Inc................................         52,000           260,000
 *Gantos, Inc..........................................         84,350           100,166
 Garan, Inc............................................         58,000         1,435,500
 *Garden Botanika, Inc.................................         67,200           302,400
 *Garden Fresh Restaurant Corp.........................         45,900           651,206
 *Garnet Resources Corp................................         39,600             9,281
 *Gasonics International, Inc..........................         19,200           255,600
 *Gehl Co..............................................         68,600         1,564,938
 *General Communications, Inc. Class A.................         72,900           503,466
 *#General Datacomm Industries, Inc....................        219,000         1,149,750
 *General Host Corp....................................        314,370         1,670,091
 General Housewares Corp...............................         38,700           362,813
 *General Microwave Corp...............................            400             3,800
 *General Surgical Innovations, Inc....................        145,000           670,625
 *Genesco, Inc.........................................         27,700           360,100
 *#Geneva Steel Co. Class A............................        202,100           505,250
 *Genicom Corp.........................................         90,400         1,243,000
 *Genlyte Group, Inc...................................         85,500         1,480,219
 Genovese Drug Stores, Inc. Class A....................         12,650           230,863
 *Gensym Corp..........................................         71,200           384,925
 *Genus, Inc...........................................        178,300           763,347
 Geon Co...............................................        103,500         2,445,188
 George Mason Bankshares, Inc..........................         15,000           577,500
 *Geoscience Corp......................................         50,000           612,500
 Gerber Scientific, Inc................................        339,500         6,790,000
 *Getty Petroleum Marketing, Inc.......................        198,300         1,053,469
 *Giant Group, Ltd.....................................         50,600           379,500
 Giant Industries, Inc.................................        154,900         2,846,288
 *Gibraltar Packaging Group, Inc.......................         67,200           180,600
 *Gibson Greetings, Inc................................        185,000         4,364,844
 *Giga-Tronics, Inc....................................         19,900           200,866
 *Gish Biomedical, Inc.................................         42,300           206,213

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Gleason Corp..........................................         93,800   $     2,432,938
 *Global Industrial Technologies, Inc..................        218,300         3,902,113
 *Global Motorsport Group, Inc.........................         62,500           863,281
 *Global Village Communication, Inc....................         92,200           181,519
 *Golden Books Family Entertainment, Inc...............         90,800           856,925
 *Good Guys, Inc.......................................        218,300         1,800,975
 Gorman-Rupp Co........................................         15,100           283,125
 *Gottschalks, Inc.....................................        107,300           918,756
 *Government Technology Services, Inc..................         68,200           362,313
 *Gradco Systems, Inc..................................         78,000           633,750
 *Graham Corp..........................................         25,950           544,950
 *Graham-Field Health Products, Inc....................         92,400         1,380,225
 *Grand Casinos, Inc...................................        460,900         6,049,313
 Grand Premier Financial, Inc..........................         54,907           777,277
 Granite Construction, Inc.............................        201,150         4,601,306
 Granite State Bankshares, Inc.........................         22,800           508,725
 Green (A.P.) Industries, Inc..........................         95,294         1,107,793
 Greenbrier Companies, Inc.............................        189,900         3,252,038
 *Greyhound Lines, Inc.................................        254,000         1,000,125
 *Grist Mill & Co......................................         76,600           713,338
 *Grossmans, Inc.......................................        154,000             1,386
 *Group Technologies Corp..............................        105,000           334,688
 *Gryphon Holdings, Inc................................        106,800         1,755,525
 Guaranty National Corp................................         79,305         2,845,067
 *Guest Supply, Inc....................................         58,700           807,125
 Guilford Mills, Inc...................................        251,500         6,366,094
 *Gulfmark Offshore, Inc...............................         22,200           746,475
 *Gundle/SLT Environmental, Inc........................        267,900         1,322,756
 *HCIA, Inc............................................        114,400         1,376,375
 HF Financial Corp.....................................         29,300           747,150
 *HMI Industries, Inc..................................          9,000            50,625
 *HMN Financial, Inc...................................         44,400         1,151,625
 *HPSC, Inc............................................         42,000           246,750
 *HS Resources, Inc....................................        221,300         3,526,969
 *Haemonetics Corp.....................................         25,000           365,625
 Haggar Corp...........................................         96,700         1,535,113
 *Hahn Automotive Warehouse, Inc.......................         38,746           247,006
 *Hampshire Group, Ltd.................................         19,100           362,900
 *Hampton Industries, Inc..............................         47,690           411,326
 *Handleman Co.........................................        484,436         3,239,666
 Handy & Harman........................................         98,007         2,192,907
 *Hanger Orthopedic Group, Inc.........................          5,600            69,300
 *Harding Lawson Associates Group, Inc.................         51,700           494,381
 Harleysville Group, Inc...............................        305,600         7,162,500
 Harris Financial, Inc.................................         29,500           564,188
 *#Harry's Farmers Market, Inc. Class A................         46,100            96,522
 *Hartmarx Corp........................................        371,800         3,020,875
 *Harvey Entertainment Co..............................         36,600           516,975
 Harvey's Casino Resorts...............................        112,100         2,220,981
 Haskel International, Inc.............................         37,600           454,725
 Hastings Manufacturing Co.............................            850            34,850
 *Hathaway Corp........................................         45,300           130,238
 *Hauser, Inc..........................................        116,700           780,431
 Haven Bancorp, Inc....................................         45,300         1,947,900
 Haverty Furniture Co., Inc............................        140,100         1,799,409
 *Hawthorne Financial Corp.............................         30,600           640,688
 *Hays Wheels International, Inc.......................         21,700           647,609
 *Health Management Systems, Inc.......................         32,100           198,619
 *Health Risk Management, Inc..........................         42,800           460,100
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Healthcare Services Group, Inc.......................         92,200   $     1,172,669
 *Healthcor Holdings...................................         65,300           302,013
 Healthplan Services Corp..............................         19,453           375,686
 *#Heartland Wireless Communications, Inc..............         30,000            58,125
 *Hector Communications Corp...........................          8,500            77,031
 Heilig-Meyers Co......................................        242,750         3,140,578
 *Hein-Werner Corp.....................................         18,886           133,382
 *Heist (C.H.) Corp....................................         16,800           116,025
 *Hello Direct, Inc....................................         84,100           609,725
 Heritage Financial Services, Inc......................            500            12,813
 *Herley Industries, Inc...............................         20,533           282,970
 *Hi-Lo Automotive, Inc................................        126,700           348,425
 *Hi-Shear Industries, Inc.............................         53,500           132,092
 *Hi-Tech Pharmacal, Inc...............................         48,700           246,544
 *High Plains Corp.....................................        177,300           559,603
 Hoenig Group, Inc.....................................        104,700           595,481
 *Holiday RV Superstores, Inc..........................         60,800            95,000
 Holly Corp............................................         88,500         2,389,500
 *Hollywood Casino Corp. Class A.......................          5,900            14,566
 *Hollywood Entertainment Corp.........................         67,100           577,689
 *Hollywood Park, Inc..................................         48,500           936,656
 *Hologic, Inc.........................................         19,600           509,600
 *Holopak Technologies, Inc............................         27,800            97,300
 Home Federal Bancorp..................................         34,875           941,625
 Home Port Bancorp, Inc................................         14,500           342,563
 *Home Products International, Inc.....................          4,900            54,819
 *Home State Holdings, Inc.............................         79,500            12,402
 *Homebase, Inc........................................        104,550           875,606
 *Homecorp, Inc........................................          7,650           192,206
 *Homeowners Group, Inc................................         21,600            17,896
 Horizon Financial Corp................................         82,265         1,372,797
 *Hospital Staffing Services, Inc......................         62,200            58,313
 *Housecall Medical Resources, Inc.....................         29,400            94,631
 *Hovnanian Enterprises, Inc. Class A..................        211,784         1,548,671
 #Howell Corp..........................................         34,200           664,763
 Hudson Foods, Inc. Class A............................        322,250         6,102,609
 Hudson General Corp...................................         32,900         1,595,650
 *Hudson Technologies, Inc.............................         33,100           154,122
 Huffy Corp............................................        128,500         1,935,531
 Hughes Supply, Inc....................................        191,000         6,255,250
 *Hugoton Energy Corp..................................        291,000         2,782,688
 Hunt (J.B.) Transport Services, Inc...................        365,500         5,962,219
 Huntco, Inc. Class A..................................         84,500         1,066,813
 *Hurco Companies, Inc.................................         23,500           198,281
 *#Hutchinson Technology, Inc..........................         12,000           285,750
 *Hycor Biomedical, Inc................................         77,700           165,113
 *Hyde Athletic Industries, Inc. Class A...............         19,800            90,956
 *Hyde Athletic Industries, Inc. Class B...............         30,000           150,000
 IBS Financial Corp....................................          4,900            84,984
 *ICF Kaiser International, Inc........................         60,300           128,138
 ICO, Inc..............................................        241,800         1,473,469
 *ICU Medical, Inc.....................................         79,400           868,438
 *IEC Electronics Corp.................................        118,600         1,823,475
 IFR Systems, Inc......................................         26,000           786,500
 *IHOP Corp............................................         33,900         1,158,956
 *ILC Technology, Inc..................................         12,000           174,000
 *IPC Information Systems, Inc.........................          8,900           162,981
 ISB Financial Corp. LA................................         25,100           647,894
 *ITC Learning Corp....................................         49,200           218,325
 *ITEQ, Inc............................................         76,559           901,961
 *ITI Technologies, Inc................................          5,600           139,650

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Ibah, Inc............................................        243,000   $       827,719
 *Imation Corp.........................................         10,300           179,606
 *Immulogic Pharmaceutical Corp........................        180,100           410,853
 #Imperial Holly Corp..................................        172,100         1,860,831
 *In Focus Systems, Inc................................         24,000           790,500
 *In Home Health, Inc..................................        116,200           128,909
 *#Inacom Corp.........................................         89,000         2,525,375
 *Inco Homes Corp......................................            156               556
 *Indenet, Inc.........................................         68,000           149,813
 Independence Holding Co...............................         52,600           644,350
 Independent Bank Corp. MA.............................         61,200           998,325
 Independent Bank East.................................         13,891           447,117
 Industrial Acoustics Co., Inc.........................            700             7,788
 *Inference Corp. Class A..............................        115,000           589,375
 *Information Resources, Inc...........................         77,600         1,164,000
 *Information Storage Devices, Inc.....................        106,000           748,625
 Ingles Market, Inc. Class A...........................         99,700         1,333,488
 *Innodata Corp........................................         11,600             9,606
 *Innoserv Technologies, Inc...........................         13,700            32,966
 Insituform East, Inc..................................         31,200            83,850
 *Insituform Technologies, Inc. Class A................        256,300         2,274,663
 *Inso Corp............................................         36,000           387,000
 Insteel Industries, Inc...............................         84,100           630,750
 Instron Corp..........................................         63,500         1,079,500
 *Insurance Auto Auctions, Inc.........................        121,500         1,290,938
 *Integrated Silicon Solution, Inc.....................        106,200         1,048,725
 *Intellicall, Inc.....................................         29,500           162,250
 *Intelligent Electronics, Inc.........................        334,639         1,725,482
 *Intelligent Systems Corp.............................         52,375           274,969
 Intercargo Corp.......................................         30,100           406,350
 *Interface Systems, Inc...............................         49,600           148,800
 Interface, Inc. Class A...............................        144,600         4,297,331
 *Intergraph Corp......................................        464,900         4,866,922
 *Interlinq Software Corp..............................         62,200           264,350
 *International Alliance Services, Inc.................         17,560           253,523
 International Aluminum Corp...........................         48,900         1,515,900
 *International Lottery & Totalizer Systems, Inc.......          9,600            14,850
 International Multifoods Corp.........................        241,400         6,487,625
 *International Rectifier Corp.........................        548,400         7,746,150
 *International Remote Imaging Systems, Inc............          3,000            12,000
 International Shipholding Corp........................         70,475         1,264,145
 *International Technology Corp........................        111,725           921,731
 *International Thoroughbred Breeders, Inc.............        110,000           385,000
 *Interphase Corp......................................         65,100           421,116
 Interpool, Inc........................................        125,400         1,747,763
 Interra Financial, Inc................................         37,250         2,055,734
 Interstate Johnson Lane, Inc..........................         40,100         1,037,588
 *Intertan, Inc........................................        131,400           747,338
 *Intervisual Books, Inc. Class A......................          9,900            25,369
 Interwest Bancorp.....................................         17,600           683,100
 Invacare Corp.........................................         12,100           281,325
 Investors Financial Services Corp.....................          1,039            43,898
 Investors Title Co....................................         18,200           398,125
 Isco, Inc.............................................         21,900           201,206
 *Isolyser Co., Inc....................................        507,600         1,522,800
 *Iwerks Entertainment, Inc............................        191,700           706,894
 *J & J Snack Foods Corp...............................        100,100         1,626,625
 J & L Specialty Steel, Inc............................        365,800         3,566,550
 *J. Alexander's Corp..................................         63,500           345,281
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *JPE, Inc.............................................         63,300   $       363,975
 JSB Financial, Inc....................................        105,400         4,914,275
 *Jackpot Enterprises, Inc.............................        100,600         1,219,775
 *Jaclyn, Inc..........................................         26,900           117,688
 *Jaco Electronics, Inc................................         45,446           306,761
 *Jacobson Stores, Inc.................................         62,650           689,150
 *Jan Bell Marketing, Inc..............................        262,500           738,281
 *Jason, Inc...........................................        197,500         1,518,281
 *Jean Philippe Fragrances, Inc........................        103,200           799,800
 Jefferson Savings Bancorp, Inc........................         30,000         1,286,250
 John Alden Financial Corp.............................        351,200         9,460,450
 *Johnson Worldwide Associates, Inc. Class A...........        122,100         2,045,175
 Johnston Industries, Inc..............................        113,925           590,986
 *Johnstown American Industries, Inc...................        117,900         1,245,319
 *Jones Intercable, Inc................................         48,900           641,813
 *Jones Intercable, Inc. Class A.......................        335,100         4,691,400
 *Jos. A. Bank Clothiers, Inc..........................        117,300           821,100
 *Jumbosports, Inc.....................................        335,000           984,063
 Juno Lighting, Inc....................................         12,000           229,500
 *Just Toys, Inc.......................................         14,000            15,313
 Justin Industries, Inc................................        339,800         4,990,813
 K Swiss, Inc. Class A.................................         37,000           612,813
 *K-Tron International, Inc............................          6,300           111,038
 *KBK Capital Corp.....................................          5,000            49,375
 *KLLM Transport Services, Inc.........................         52,099           661,006
 *Kaiser Aluminum Corp.................................        168,100         1,744,038
 *Kaiser Ventures, Inc.................................        102,900         1,389,150
 Kaman Corp. Class A...................................        245,800         4,501,213
 Katy Industries, Inc..................................        135,800         2,376,500
 Kaye Group, Inc.......................................         40,000           270,000
 Keithley Instruments, Inc.............................          1,000            10,625
 Kellwood Co...........................................        175,518         6,022,461
 Kenan Transport Co....................................            200             4,975
 *Kentucky Electric Steel, Inc.........................         32,600           232,275
 Kewaunee Scientific Corp..............................         22,200           262,238
 *Key Production Co., Inc..............................         83,762           895,206
 *Key Tronic Corp......................................        108,600           604,088
 *Keystone Consolidated Industries, Inc................        100,586         1,282,472
 Kimball International, Inc. Class B...................         59,900         2,405,359
 *Kimmins Corp.........................................         44,000           209,000
 *Kinark Corp..........................................         70,900           230,425
 *Kinnard Investment, Inc..............................         71,100           419,934
 *Kirby Corp...........................................          6,500           120,656
 *Kit Manufacturing Co.................................         11,100            97,125
 Klamath First Bancorp, Inc............................        101,100         2,179,969
 Knape & Vogt Manufacturing Co.........................         46,531           918,987
 *Koss Corp............................................         32,100           441,375
 *Krug International Corp..............................         65,400           412,838
 LCS Industries, Inc...................................         13,200           234,300
 LNR Property Corp.....................................         15,750           366,188
 LSB Industries, Inc...................................         99,500           435,313
 LSI Industries, Inc...................................         13,230           229,044
 *LTX Corp.............................................        343,400         1,910,163
 La-Z-Boy, Inc.........................................         12,900           554,700
 Lab Holdings, Inc.....................................         61,300         1,446,297
 *#Laboratory Corp. of America Holdings, Inc...........        360,700           743,944
 *Laclede Steel Co.....................................         39,600           185,625
 *Ladd Furniture, Inc..................................         87,327         1,337,195
 *Laidlaw Environmental Services, Inc..................        648,134         2,916,603

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Lamson & Sessions Co.................................        154,700   $     1,005,550
 *Landair Services, Inc................................         16,200           447,525
 *Lasermaster Technologies, Inc........................         27,800           120,756
 *Laserscope...........................................         61,000           324,063
 *#LaserSight Corporation..............................         26,400            90,750
 Lawyers Title Corp....................................        112,112         3,559,556
 *Layne Christensen Co.................................         29,600           516,150
 *Lazare Kaplan International, Inc.....................            500             7,156
 *Learning Co., Inc....................................        465,000         8,428,125
 *Leasing Solutions, Inc...............................          9,600           229,800
 *Lechters, Inc........................................        226,400         1,287,650
 Lennar Corp...........................................         78,250         1,633,469
 *Lexford, Inc.........................................         28,500           874,594
 *Liberty Technologies, Inc............................         62,300           175,219
 Life Bancorp, Inc.....................................         12,000           372,000
 *Life USA Holdings, Inc...............................        221,700         3,713,475
 *Lifeline Systems, Inc................................         19,500           436,313
 Lifetime Hoan Corp....................................         15,200           154,850
 *Ligand Pharmaceuticals, Inc. Class B.................          7,599            98,312
 Lillian Vernon Corp...................................         97,400         1,357,513
 *Lindal Cedar Homes, Inc..............................          8,000            32,500
 Lindberg Corp.........................................         64,800           939,600
 *Liuski International, Inc............................         30,700            28,781
 *Lodgenet Entertainment Corp..........................        134,000         1,691,750
 *#Logic Devices, Inc..................................         68,900           193,781
 *Lone Star Steakhouse Saloon..........................         63,500         1,186,656
 *Loronix Information Systems, Inc.....................         52,800           108,900
 *Louis Dreyfus Natural Gas Corp.......................        256,656         5,309,571
 Lufkin Industries, Inc................................         66,600         2,364,300
 Lukens, Inc. DE.......................................        243,600         4,080,300
 *Lumisy, Inc..........................................         14,800            91,575
 *Luria (L.) & Son, Inc................................         75,800             1,099
 *Lynch Corp...........................................          2,300           197,800
 *M-Wave, Inc..........................................         24,800           103,850
 *M.H. Meyerson & Co., Inc.............................         43,100           231,663
 M/A/R/C, Inc..........................................          5,002            95,663
 MAF Bancorp, Inc......................................         73,861         2,409,715
 #MDC Holdings, Inc....................................        274,288         3,034,311
 *MEMC Electronic Materials, Inc.......................        118,700         2,144,019
 MFB Corp..............................................         19,200           439,200
 *MFRI, Inc............................................         53,900           525,525
 *MHM Services, Inc....................................            712               801
 *MI Schottenstein Homes, Inc..........................         93,800         1,389,413
 *MK Gold Corp.........................................        140,100           207,961
 MMI Companies, Inc....................................        131,200         3,165,200
 *MRS Technology, Inc..................................         67,600            69,713
 *MS Carriers, Inc.....................................        134,000         3,232,750
 *MTI Technology Corp..................................         32,700           447,581
 MTS Systems Corp......................................         71,600         2,734,225
 MYR Group, Inc........................................         30,966           690,929
 *Macheezmo Mouse Restaurants, Inc.....................         25,000             9,775
 *Main Street & Main, Inc..............................         24,000            69,750
 *Manhattan Bagel Co., Inc.............................          4,100             5,573
 *Mapinfo Corp.........................................         88,600         1,196,100
 Marcus Corp...........................................        137,500         3,884,375
 *Marine Drilling Companies, Inc.......................         30,300           690,272
 *Mariner Health Group, Inc............................        307,300         4,465,453
 *Marisa Christina, Inc................................         94,000           446,500
 Maritrans, Inc........................................        143,700         1,293,300
 *Mark VII, Inc........................................         19,800           356,400
 *Marker International.................................        115,000           539,063
 *Marlton Technologies, Inc............................         28,000           185,500
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Marsh Supermarkets, Inc. Class A......................         37,900   $       582,713
 Marsh Supermarkets, Inc. Class B......................         50,400           759,150
 *Marshall Industries..................................         70,800         2,442,600
 Maryland Federal Bancorp..............................         79,130         2,064,798
 Massbank Corp. Reading, MA............................         40,266         1,804,420
 *Matec Corp. DE.......................................          6,900            28,463
 *Material Sciences Corp...............................        241,200         3,542,625
 *Matlack Systems, Inc.................................         94,642           822,202
 *Matria Healthcare, Inc...............................         58,800           308,700
 *Matrix Pharmaceutical, Inc...........................        304,900         1,076,678
 *Matrix Service Co....................................        106,900           855,200
 *Mattson Technology, Inc..............................          3,900            38,147
 *Maverick Tube Corp...................................         72,500         2,073,047
 *Max & Ermas Restaurants, Inc.........................         20,400           124,950
 *Maxco, Inc...........................................         38,500           445,156
 *Maxim Group, Inc.....................................         35,000           538,125
 *Maxwell Technologies, Inc............................         32,190           854,041
 *Maxxam, Inc..........................................         93,300         4,344,281
 *Maxxim Medical, Inc..................................        125,900         2,754,063
 *Maynard Oil Co.......................................         49,600           607,600
 McDonald & Co. Investment, Inc........................         58,000         1,562,375
 McGrath Rent Corp.....................................         80,000         1,762,500
 McRae Industries, Inc. Class A........................          1,000             9,000
 *Medalliance, Inc. Liquidating Trust Escrow...........         39,500                 0
 *Medaphis Corp........................................      1,099,800         5,533,369
 *#Medcath, Inc........................................         13,400           226,125
 Medford Savings Bank MA...............................         51,800         1,923,075
 *Media 100, Inc.......................................         92,000           428,375
 *Media Logic, Inc.....................................         20,100            27,638
 *Medical Action Industries, Inc.......................         19,000            68,281
 *Medical Assurance, Inc...............................         27,000           767,813
 *Medical Graphics Corp................................         27,800           116,413
 *Medical Resources, Inc...............................         41,356           373,496
 *Medicore, Inc........................................         58,600           135,513
 *Mediq, Inc...........................................          5,200            52,975
 *Medstone International, Inc..........................         14,500           144,094
 Merchants Bancorp, Inc................................         39,400           952,988
 Merchants Group, Inc..................................         25,600           499,200
 #Mercury Air Group, Inc...............................         15,300            88,453
 *Meridian Data, Inc...................................        105,900           446,766
 Meridian Insurance Group, Inc.........................         47,000           866,563
 *Merisel, Inc.........................................        335,800         1,584,556
 *Merix Corp...........................................         77,100         1,151,681
 Merrimac Industries, Inc..............................         10,700           151,138
 *Mesa Air Group, Inc..................................        430,100         2,392,431
 *Mesaba Holdings, Inc.................................         23,600           519,200
 *Mestek, Inc..........................................         13,500           240,469
 *Metal Management, Inc................................          7,300           152,844
 *Metatec Corp. Class A................................        100,600           503,000
 *Metra Biosystems, Inc................................        140,600           531,644
 *Metrocall, Inc.......................................        295,700         1,561,666
 *Michael Anthony Jewelers, Inc........................         81,500           224,125
 Michael Foods, Inc....................................        173,981         3,833,019
 *Michaels Stores, Inc.................................        329,900        10,628,966
 *Micro Linear Corp....................................         68,100           521,391
 *Micro Warehouse, Inc.................................        411,600         6,045,375
 *Microage, Inc........................................        153,300         3,094,744
 *Microdyne Corp.......................................          8,100            58,472
 *Micronics Computers, Inc.............................        157,900           335,538
 *Microtest, Inc.......................................         93,700           560,736
 *Microwave Power Dynamics, Inc........................        117,900           884,250

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Mid America Banccorp..................................         83,246   $     2,518,211
 Middlesex Water Co....................................          7,500           142,031
 *#Midisoft Corp.......................................         35,000            42,665
 Midland Co............................................          5,600           338,450
 *Midwest Grain Products, Inc..........................        100,900         1,412,600
 Mikasa, Inc...........................................        175,400         2,335,013
 *Mikohn Gaming Corp...................................        120,100           994,578
 *Miller Building Systems, Inc.........................         27,300           230,344
 *Miltope Group, Inc...................................         68,100           234,094
 Mine Safety Appliances Co.............................         37,600         2,566,200
 Minuteman International, Inc..........................          9,000            96,750
 #Mississippi Chemical Corp............................         76,900         1,499,550
 *Molecular Dynamics, Inc..............................          4,500            91,406
 *#Molten Metal Technology, Inc........................         43,500            13,594
 *Monaco Coach Corp....................................         12,800           323,200
 *Monarch Casino and Resort, Inc.......................          5,200            27,300
 Monarch Machine Tool Co...............................         42,400           355,100
 *Monro Muffler Brake, Inc.............................         24,300           350,831
 Monterey Bay Bancorp, Inc.............................         13,200           255,750
 *Moog, Inc. Class A...................................         54,000         1,964,250
 *Moog, Inc. Class B...................................         12,800           470,400
 *Moore Handley, Inc...................................          2,000             5,500
 *Moore Medical Corp...................................         42,100           468,363
 *Moore Products Co....................................         40,400         1,459,450
 *Moovies, Inc.........................................        205,700           257,125
 *Morgan Products, Ltd.................................        115,100           704,988
 *#Morrow Snowboards, Inc..............................         22,500            60,469
 *Mosaix, Inc..........................................         43,100           393,288
 *Mother's Work, Inc...................................         67,000           603,000
 *Motivepower Industries, Inc..........................        100,700         2,668,550
 *Motor Club of America................................          5,600            76,300
 Movado Group, Inc.....................................         64,500         1,161,000
 *Movie Gallery, Inc...................................        210,500           690,703
 *Moviefone, Inc. Class A..............................         29,500           197,281
 Mueller (Paul) Co.....................................          3,900           151,125
 *Multi Color Corp.....................................          7,600            49,400
 *Multigraphics, Inc...................................          8,000            21,000
 *Musicland Stores Corp................................        263,000         1,430,063
 *Mutual Savings Bank FSB Bay City, MI.................         50,900           655,338
 Myers Industries, Inc.................................            500             8,625
 *N & F Worldwide Corp.................................         31,000           297,406
 *NAI Technologies, Inc................................         26,700            60,075
 NBT Bancorp...........................................         68,944         1,779,618
 NCH Corp..............................................         43,900         2,993,431
 *NCS Healthcare, Inc..................................         82,900         2,191,669
 *NPS Pharmaceuticals, Inc.............................        105,500           975,875
 *NS Group, Inc........................................        122,000         2,287,500
 *NSA International, Inc...............................         51,800            89,031
 NSC Corp..............................................         79,900           187,266
 NYMAGIC, Inc..........................................        132,700         3,383,850
 Nacco Industries, Inc. Class A........................         72,383         7,880,699
 *Nantucket Industries, Inc............................          6,500             2,844
 *Napco Security Systems, Inc..........................         49,600           306,900
 Nash Finch Co.........................................        125,900         2,360,625
 *Nashua Corp..........................................         89,800         1,173,013
 *Nathans Famous, Inc..................................         58,400           222,650
 *National Auto Credit, Inc............................        428,690         2,840,071
 *National City Bancorp................................         74,559         2,087,652
 *National Energy Group, Inc...........................         53,510           229,090
 National Gas & Oil Co.................................         38,306           442,914
 *National Home Centers, Inc...........................         54,500            63,016
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *National Home Health Care Corp.......................         58,211   $       309,248
 National Insurance Group..............................         24,400           257,725
 *National Media Corp..................................        259,800         1,071,675
 *National Patent Development Corp.....................         97,315         1,313,753
 National Presto Industries, Inc.......................         78,900         3,091,894
 *National Processing, Inc.............................          5,500            57,063
 *National Record Mart, Inc............................         31,400           118,731
 *National Standard Co.................................          8,100            47,588
 *National Steel Corp. Class B.........................        213,100         3,196,500
 National Technical Systems, Inc.......................         58,000           494,813
 *National Techteam, Inc...............................        164,500         1,788,938
 *National Western Life Insurance Co. Class A..........         24,300         2,314,575
 *Natural Wonders, Inc.................................         89,100           673,819
 *Navigators Group, Inc................................          2,100            39,769
 Nelson (Thomas), Inc..................................         57,000           650,156
 *#Netmanage, Inc......................................        167,000           474,906
 *Netrix Corp..........................................        111,500           149,828
 *Network Computing Devices, Inc.......................        162,300         1,338,975
 *Network Equipment Technologies, Inc..................        198,900         2,896,481
 *Network Peripherals, Inc.............................        100,400           527,100
 *New Brunswick Scientific Co., Inc....................         42,088           326,182
 *New Horizons Worldwide, Inc..........................         55,100           854,050
 New Jersey Resources Corp.............................        137,312         4,780,174
 *New Jersey Steel Corp................................         55,800         1,257,244
 *New Mexico & Arizona Land Co.........................         34,816           522,240
 Newcor, Inc...........................................         50,142           432,475
 Newmil Bancorp, Inc...................................         41,100           575,400
 #Newport Corp.........................................         74,700         1,260,563
 *Nextel Communications Corp. Class A..................         38,120           963,723
 *Nexthealth, Inc......................................         62,800            69,669
 *Nichols Research Corp................................         13,650           315,656
 *Nitches, Inc.........................................          3,679            22,074
 *Nobel Education Dynamics, Inc........................         14,500            86,547
 *Noel Group, Inc......................................         95,400           339,863
 Noland Co.............................................          2,000            47,750
 *Noodle Kidoodle, Inc.................................         86,000           247,250
 *Nord Resources Corp..................................        250,500           438,375
 *Norland Medical System, Inc..........................         23,000           173,219
 *Nortek, Inc..........................................         99,300         2,420,438
 Northrim Bank.........................................            300             4,163
 *Northwestern Steel & Wire Co.........................        312,200         1,170,750
 *Norton McNaughton, Inc...............................        105,000           636,563
 Norwich Financial Corp................................         56,100         1,672,481
 *Norwood Promotional Products, Inc....................          9,500           144,281
 *Novacare, Inc........................................        448,900         5,555,138
 *Nu Horizons Electronics Corp.........................         88,100           622,206
 *Nu-Kote Holding, Inc. Class A........................        207,800           113,641
 *Nview Corp...........................................         49,000            59,719
 O'Sullivan Corp.......................................        173,600         1,725,150
 *O'Sullivan Industries Holdings, Inc..................        219,000         2,792,250
 *O.I. Corp............................................         48,200           210,875
 *OHM Corp.............................................        201,500         1,712,750
 *OMI Corp.............................................        497,700         5,101,425
 *OSI Pharmaceutical, Inc..............................         61,500           440,109
 *OTR Express, Inc.....................................         15,000            89,063
 *Oak Technology, Inc..................................        620,500         5,138,516
 *Offshore Logistics, Inc..............................        351,700         8,067,119
 Oglebay Norton Co.....................................         32,000           980,000
 Oil-Dri Corp. of America..............................         50,800           850,900

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Old America Stores, Inc..............................         39,300   $        11,063
 *Old Dominion Freight Lines, Inc......................        133,400         2,109,388
 *Olympic Steel, Inc...................................        186,000         2,609,813
 *Omega Environmental, Inc.............................         37,000             2,313
 OnbanCorp, Inc........................................         73,800         4,976,888
 *One Price Clothing Stores, Inc.......................        114,500           236,156
 Oneida, Ltd...........................................         93,600         3,515,850
 *Oneita Industries, Inc...............................         54,200            18,631
 *Onyx Acceptance Corp.................................         10,000            77,500
 *Opinion Research Corp................................         43,900           219,500
 *Opta Food Ingredients, Inc...........................        171,600           879,450
 *Opti, Inc............................................        149,200           923,175
 Optical Coating Laboratory, Inc.......................        115,200         1,771,200
 *Option Care, Inc.....................................         86,200           371,738
 Orange Co., Inc.......................................        103,000           824,000
 *Oravax, Inc..........................................         30,000            88,125
 *Orbital Sciences Corp................................        268,100         6,886,819
 *Oregon Metallurgical Corp............................        100,300         3,234,675
 Oregon Steel Mills, Inc...............................        248,061         4,868,197
 *Oriole Homes Corp. Class A Convertible...............         20,500            97,375
 *Oriole Homes Corp. Class B...........................         29,400           139,650
 *Oroamerica, Inc......................................         70,400           391,600
 *Orthologic Corp......................................        235,900         1,216,359
 Oshkosh B'Gosh, Inc. Class A..........................         46,300         1,504,750
 Oshkosh Truck Corp. Class B...........................         86,400         1,522,800
 *Oshman's Sporting Goods, Inc.........................         65,700           377,775
 *Ostex International, Inc.............................         38,700           122,147
 *Outlook Group Corp...................................         45,500           304,281
 Overseas Shipholding Group, Inc.......................        167,600         4,095,725
 Owosso Corp...........................................         57,000           443,531
 Oxford Industries, Inc................................        107,400         3,772,425
 *PAM Transportation Services, Inc.....................         43,500           428,203
 *PC Service Source, Inc...............................         37,400           210,375
 *PICO Holdings, Inc...................................         96,900           590,484
 PLM International, Inc................................         90,500           509,063
 *PPT Vision, Inc......................................         89,000           700,875
 PS Group Holdings, Inc................................         31,500           448,875
 *PST Vans, Inc........................................         44,900           204,856
 PXRE Corp.............................................        147,583         4,362,922
 Pacific Scientific Co.................................        156,000         2,476,500
 *Pacific Sunwear of California, Inc...................         29,750           972,453
 *Pages, Inc...........................................         11,800            22,863
 Palfed, Inc...........................................         55,800         1,489,163
 *Palmer (Arnold) Golf Co..............................          9,900            26,916
 Pamrapo Bancorp, Inc..................................         32,300           789,331
 Pancho's Mexican Buffet, Inc..........................         43,800            97,181
 *Par Technology Corp..................................        135,500         1,448,156
 *Paragon Trade Brands, Inc............................        142,500         3,206,250
 *Park-Ohio Industries, Inc............................        127,300         2,283,444
 Parkvale Financial Corp...............................         39,940         1,170,741
 *Parlux Fragrances, Inc...............................        189,800           432,981
 *Patina Oil & Gas Corp................................         49,126           399,149
 Patrick Industries, Inc...............................         68,800           989,000
 *Patterson Energy, Inc................................             12               438
 *Paxson Communications Corp...........................        252,000         2,142,000
 *Payless Cashways, Inc................................        415,300            21,180
 *Paymentech, Inc......................................        276,800         4,290,400
 Peerless Manufacturing Co.............................         16,000           188,000
 *#Penn Traffic Co.....................................        116,000         1,015,000
 *Penn Treaty American Corp............................         87,600         2,830,575
 Penn Virginia Corp....................................        147,000         3,978,188
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Pennfed Financial Services, Inc.......................         56,100   $     1,853,053
 *Pentech International, Inc...........................         45,600           132,525
 Penwest, Ltd..........................................         50,500         1,871,656
 Peoples Bancshares, Inc. Massachusetts................         32,400           641,925
 *Peoples Choice TV Corp...............................        212,000           483,625
 Peoples Heritage Financial Group, Inc.................         90,013         3,836,804
 *Peoples Telephone Co., Inc...........................         91,000           329,875
 *Perfumania, Inc......................................         87,200           290,213
 *Perini Corp..........................................         59,300           522,581
 *Periphonics Corp.....................................         27,200           264,350
 *Pete's Brewing Co....................................         14,900            74,034
 *Petrocorp, Inc.......................................         95,200           862,750
 *Petroleum Development Corp...........................         14,300            87,588
 *Phar-Mor, Inc........................................          3,800            32,181
 *Pharmaceutical Marketing Services, Inc...............         10,400           106,600
 *Pharmaceutical Resources, Inc........................        201,400           314,688
 *Pharmchem Laboratories, Inc..........................         64,900           194,700
 *Philip Services Corp.................................        109,581         1,732,750
 Phillips-Van Heusen Corp..............................        376,100         5,171,375
 Phoenix Duff & Phelps Corp............................        434,800         3,261,000
 *Photo Control Corp...................................          4,200            11,813
 *Physician Reliance Network, Inc......................        513,300         5,068,838
 *Physicians Health Services, Inc. Class A.............         45,900         1,267,988
 *Physicians Resource Group, Inc.......................        204,500         1,163,094
 *Physiometrix, Inc....................................         67,500           172,969
 Piccadilly Cafeterias, Inc............................         99,000         1,243,688
 *Picturetel Corp......................................        341,000         2,978,422
 *Pilgrim America Capital Corp.........................         42,900           823,144
 Pilgrim Pride Corp....................................        271,200         4,339,200
 #Pillowtex Corp.......................................         18,900           500,850
 *Pinkertons, Inc......................................         34,500           789,188
 Pinnacle Bancshares, Inc..............................          9,800           160,475
 Pinnacle Financial Services, Inc......................         23,950           999,913
 *Pinnacle Systems, Inc................................         60,300         1,462,275
 Pioneer Natural Resouces Co...........................         17,871           569,638
 Piper Jaffray Companies, Inc..........................        100,496         2,782,483
 Pitt-Des Moines, Inc..................................         34,650         1,199,756
 Pittston Co. Burlington Group.........................        218,900         6,033,431
 *Planar Systems, Inc..................................        141,100         1,666,744
 Plasti-Line, Inc......................................         10,000           136,875
 *Players International, Inc...........................        448,900         1,444,897
 *Polk Audio, Inc......................................          5,500            49,844
 *Pollo Tropical, Inc..................................         74,800           495,550
 *Polymedica Industries, Inc...........................         78,140           722,795
 *Polymer Group, Inc...................................        492,500         4,863,438
 *Pool Energy Services Co..............................        164,358         4,242,491
 Pope & Talbot, Inc....................................        160,500         2,648,250
 *Porta Systems Corp...................................          5,100            17,213
 Portec, Inc...........................................         48,106           667,471
 Poughkeepsie Financial Corp...........................        143,900         1,430,006
 *Powell Industries, Inc...............................         49,000           686,000
 *Powercerv Corp.......................................        191,000           561,063
 *Powertel, Inc........................................        247,600         4,797,250
 *Premenos Technology Corp.............................        119,100         1,570,631
 Premiumwear, Inc......................................         20,100            94,219
 *President Casinos, Inc...............................         17,683            68,522
 Presidential Life Corp................................        325,700         6,544,534
 *Presley Companies Class A............................         83,300            72,888

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Price Communications Corp............................         81,600   $       897,600
 Price Enterprises, Inc................................        205,400         3,684,363
 *Pricesmart, Inc......................................         36,850           603,419
 *Primark Corp.........................................         71,100         2,408,513
 Prime Bancorp, Inc....................................         30,847         1,043,014
 Primesource Corp......................................         67,254           815,455
 *Printronix, Inc......................................         22,500           402,188
 *Procyte Corp.........................................        110,500           120,859
 Progress Financial Corp...............................         27,300           414,619
 *Progress Software Corp...............................         98,500         2,043,875
 Progressive Bank, Inc.................................         38,500         1,313,813
 *Pronet, Inc..........................................        120,900           536,494
 *Proteon, Inc.........................................        152,200           247,325
 *Protocol Systems, Inc................................         99,500         1,026,094
 Providence & Worcester Railroad Co....................         19,300           299,150
 *Provident American Corp..............................          4,900            13,169
 Provident Bankshares Corp.............................         52,400         3,098,150
 *Proxim, Inc..........................................         33,600           399,000
 *Proxima Corp.........................................        114,900           847,388
 Pulaski Furniture Corp................................         33,200           639,100
 Pulte Corp............................................          7,400           300,163
 *Pure World, Inc......................................         72,000           468,000
 *Pyramid Breweries, Inc...............................         17,800            47,838
 *QMS, Inc.............................................        119,200           379,950
 *Quad Systems Corp....................................         68,000           435,625
 Quaker Chemical Corp..................................         71,600         1,346,975
 *Quaker City Bancorp, Inc.............................         50,850         1,036,069
 *Quaker Fabric Corp...................................         78,400         1,553,300
 Quaker State Corp.....................................        388,500         5,973,188
 *#Quality Dining, Inc.................................        198,500           825,016
 *Quality Semiconductor, Inc...........................         77,400           447,469
 *Quality Systems, Inc.................................         78,500           578,938
 Quanex Corp...........................................        205,000         6,098,750
 *Quarterdeck Office Systems, Inc......................         71,900           151,664
 Queens County Bancorp.................................        109,148         3,809,947
 *Quest Medical, Inc...................................         25,060           174,637
 *Quiksilver, Inc......................................          1,800            47,475
 Quixote Corp..........................................         80,600           700,213
 *R & B, Inc...........................................         87,100           838,338
 *RDM Sports Group, Inc................................        118,500               948
 RLI Corp..............................................         88,650         3,872,897
 RPC, Inc..............................................         54,000         1,444,500
 *RTW, Inc.............................................         36,500           242,953
 *Rag Shops, Inc.......................................         53,100           165,108
 *Ragan (Brad), Inc....................................         21,000           714,000
 *Railtex, Inc.........................................        105,400         1,561,238
 *Rainbow Technologies, Inc............................         19,100           460,788
 *#Rally's Hamburgers, Inc.............................         60,300           207,281
 *Ramsay Health Care, Inc..............................        123,800           537,756
 *Rare Hospitality International, Inc..................        133,500         1,435,125
 Raritan Bancorp, Inc. DE..............................          1,575            42,919
 *Reading Entertainment, Inc...........................         33,736           425,917
 *Recoton Corp.........................................        143,300         1,952,463
 *Redwood Empire Bancorp...............................         28,200           442,388
 Refac Technology Development Corp.....................         41,685           578,379
 *Regeneron Pharmaceuticals, Inc.......................         73,200           718,275
 *Reliability, Inc.....................................         48,500         1,035,172
 Reliance Steel and Aluminum Co........................         62,250         1,746,891
 *Rentrak Corp.........................................         63,000           313,031
 *Repligen Corp........................................         30,200            30,672
 *Republic Automotive Parts, Inc.......................         39,800           597,000
 Republic Bancorp, Inc.................................         34,769           599,781
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Republic Engineered Steels, Inc......................        340,000   $       499,375
 Republic Security Financial Corp......................         47,100           479,831
 Resource Bancshares Mortgage Group, Inc...............         24,700           342,713
 *Response Oncology, Inc...............................        183,889         1,792,918
 *Rex Stores Corp......................................         96,100         1,093,138
 *Rexhall Industries, Inc..............................         12,789            63,146
 Richardson Electronics, Ltd...........................         41,400           481,275
 *Riddell Sports, Inc..................................         94,900           382,566
 *Ride, Inc............................................        131,800           337,738
 Riggs National Corp...................................        298,400         7,282,825
 *Right Management Consultants, Inc....................         78,300           866,194
 *Rightchoice Managed Care, Inc. Class A...............         38,200           413,038
 *Rimage Corp..........................................          3,300            21,038
 *Rio Hotel & Casino, Inc..............................        151,300         3,158,388
 Rival Co..............................................         72,600         1,075,388
 *River Oaks Furniture, Inc............................         47,600            83,300
 *Riverside Group, Inc.................................          3,200             4,400
 Roanoke Electric Steel Corp...........................         87,400         1,944,650
 *Roberds, Inc.........................................         79,700           313,819
 *Roberts Pharmaceutical Corp..........................        251,100         2,605,163
 Robinson Nugent, Inc..................................         53,900           289,713
 *Rock Bottom Restaurants, Inc.........................         94,400         1,014,800
 Rock-Tenn Co. Class A.................................        261,300         5,291,325
 *Rocky Shoes & Boots, Inc.............................         33,500           571,594
 *Rodman & Renshaw Capital Group, Inc..................         19,700             7,388
 *Rohr, Inc............................................         93,100         2,851,188
 Rollins Truck Leasing Corp............................        549,600         9,308,850
 *Rottlund, Inc........................................         37,800           151,200
 Rouge Industries, Inc. Class A........................        220,200         3,358,050
 *Royal Precision, Inc.................................         14,150           119,833
 *Ruby Tuesday, Inc....................................         68,000         1,785,000
 Russ Berrie & Co., Inc................................        169,300         5,057,838
 *Ryans Family Steak Houses, Inc.......................        549,400         4,910,263
 Rykoff-Sexton, Inc....................................        289,975         6,506,314
 Ryland Group, Inc.....................................        213,664         4,660,546
 *S&K Famous Brands, Inc...............................         57,700           782,556
 *S3, Inc..............................................        421,000         2,703,609
 *SBE, Inc.............................................          2,900            41,778
 *SBS Technologies, Inc................................         40,000         1,162,500
 *SED International Holdings, Inc......................         57,400           733,644
 *SLH Corp.............................................         34,575         1,849,763
 *SSE Telecom, Inc.....................................         68,100           336,244
 *STM Wireless, Inc. Class A...........................         64,000           940,000
 *SYNC Research, Inc...................................         29,500           118,922
 *Safety 1st, Inc......................................         65,400           449,625
 *Salant Corp. DE......................................        153,800           297,988
 Salient 3 Communications, Inc. Class A................         72,900           934,031
 *San Filippo (John B.) & Son, Inc.....................         74,800           591,388
 Sanderson Farms, Inc..................................        108,600         1,309,988
 *Sands Regent Casino Hotel............................         43,282            91,298
 Sandwich Bancorp, Inc.................................         19,400           822,075
 *Santa Cruz Operation, Inc............................        119,100           699,713
 Santa Monica Bank CA..................................         43,900         1,212,738
 *Savoir Technology Group, Inc.........................         12,300           126,844
 *Scan-Optics, Inc.....................................         62,200           553,969
 *Schein (Henry), Inc..................................         28,885         1,019,099
 *Schieb (Earl), Inc...................................         70,500           616,875
 *Scholastic Corp......................................         63,900         2,444,175

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Schuler Homes, Inc...................................        281,500   $     1,988,094
 Schultz Sav-O Stores, Inc.............................         15,300           242,888
 *Scios-Nova, Inc......................................        145,300         1,103,372
 Scope Industries, Inc.................................          4,200           258,300
 Seaboard Corp.........................................            100            36,200
 *Sealright Co., Inc...................................        111,100         1,381,806
 *Secom General Corp...................................         57,500           129,375
 *Segue Software, Inc..................................         69,200           752,550
 Selas Corp. of America................................         61,500           638,063
 Selective Insurance Group, Inc........................        131,900         6,685,681
 *Semiconductor Packaging Materials Co., Inc...........          9,100            82,469
 *Seneca Foods Corp. Class B...........................         10,500           177,188
 *Sentry Technology Corp...............................         16,802            35,704
 *Sequa Corp. Class A..................................         68,600         3,927,350
 *Sequa Corp. Class B..................................         31,400         2,095,950
 *Sequent Computer Systems, Inc........................        390,000         9,079,688
 *Service Merchandise Co., Inc.........................      1,081,800         3,651,075
 *Servico, Inc.........................................         57,900         1,002,394
 *Shaman Pharmaceuticals...............................         35,800           176,763
 *Sharper Image Corp...................................         93,400           385,275
 Shelby Williams Industries, Inc.......................          8,000           129,500
 Shelter Components, Inc...............................         80,600         1,400,425
 *Sherwood Group, Inc..................................          2,400            29,700
 *Shiloh Industries, Inc...............................        156,300         2,950,163
 *Shoe Carnival, Inc...................................        127,300         1,169,569
 *Sholodge, Inc........................................         75,000         1,214,063
 *Shoney's, Inc........................................        530,304         2,320,080
 *Shopko Stores, Inc...................................        246,200         5,170,200
 *Show Biz Pizza Time, Inc.............................         86,600         1,878,138
 Showboat, Inc.........................................        262,000         5,027,125
 Sifco Industries, Inc.................................         41,600           852,800
 *Sight Resource Corp..................................         96,800           441,650
 *Sigma Circuits, Inc..................................         36,200           281,681
 *Sigma Designs, Inc...................................         11,300            57,206
 *Signal Technology Corp...............................         79,400           416,850
 *Signature Brands USA, Inc............................        108,500           508,594
 *Silicon Valley Bancshares............................         22,300         1,174,931
 *#Silicon Valley Group, Inc...........................        163,200         3,891,300
 Simmons First National Corp. Class A..................         41,600         1,470,300
 Simpson Industries, Inc...............................        204,500         2,364,531
 *Sizzler International, Inc...........................        212,700           624,806
 Skaneateles Bancorp, Inc..............................          9,300           252,844
 Skyline Corp..........................................        101,600         2,755,900
 Skywest, Inc..........................................        123,900         3,020,063
 *Smartflex Systems, Inc...............................         20,800           206,700
 Smith (A.O.) Corp.....................................        138,500         5,894,906
 Smith (A.O.) Corp. Convertible Class A................         37,900         1,610,750
 Snyder Oil Corp.......................................         45,100           896,363
 *Sodak Gaming, Inc....................................        112,000           987,000
 *#Softech, Inc........................................         31,300            73,359
 *#Software Spectrum, Inc..............................         51,900           697,406
 *Sound Advice, Inc....................................         16,600            26,975
 South Jersey Industries, Inc..........................        110,377         2,773,222
 *Southern Energy Homes, Inc...........................            100               941
 *Southwall Technologies, Inc..........................         83,600           663,575
 Southwest Bancshares, Inc. DE.........................         19,500           496,031
 Southwest Securities Group, Inc.......................         66,000         1,559,250
 Southwestern Energy Co................................        357,900         4,182,956
 Sovereign Bancorp, Inc................................        108,454         2,057,237
 *Spacelabs Medical, Inc...............................        138,400         3,010,200
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Spaghetti Warehouse, Inc.............................         96,100   $       654,681
 Span-American Medical System, Inc.....................         25,300           192,913
 Spartan Motors, Inc...................................        130,300           745,153
 *Sparton Corp.........................................        100,600         1,031,150
 *Spec's Music, Inc....................................         36,900            39,206
 *Specialty Chemical Resources, Inc....................         23,000            24,438
 *Spectran Corp........................................         76,300           875,066
 *Speizman Industries, Inc.............................         37,400           233,750
 *Spelling Entertainment Group, Inc....................         56,700           478,406
 *Spiegel, Inc. Class A Non-Voting.....................        240,000         1,312,500
 *Sport Chalet, Inc....................................         42,300           203,569
 *Sport Supply Group, Inc..............................         85,900           676,463
 *#Sportmart, Inc......................................         54,300           162,900
 *Sportmart, Inc. Class A..............................         43,500           116,906
 *Sports Club Co., Inc.................................         69,900           567,938
 Springs Industries, Inc. Class A......................        120,700         6,087,806
 St. Francis Capital Corp..............................         46,300         1,788,338
 St. Paul Bancorp, Inc.................................        255,937         6,302,449
 *#Stac, Inc...........................................         89,200           526,838
 *Staff Builders, Inc. Class A.........................        233,400           638,203
 *Stage II Apparel Corp................................         31,600            37,525
 *Standard Commercial Corp.............................         94,680         1,645,065
 *Standard Management Corp.............................         53,500           371,156
 *Standard Microsystems Corp...........................        189,300         2,052,722
 Standard Motor Products, Inc. Class A.................        142,150         2,798,578
 Standard Pacific Corp. DE.............................        333,672         4,504,572
 Standard Products Co..................................        265,900         6,680,738
 *Stanford Telecommunications, Inc.....................         26,100           580,725
 *Stanley Furniture, Inc...............................         38,200         1,050,500
 *Starcraft Corp.......................................         27,300            73,369
 Starret Corp..........................................         69,900           838,800
 Starrett (L.S.) Co. Class A...........................         58,400         2,248,400
 *Starter Corp.........................................        167,700           565,988
 *#Station Casinos, Inc................................        526,100         3,485,413
 *Steel of West Virginia, Inc..........................         68,000           663,000
 Steel Technologies, Inc...............................        130,500         1,484,438
 Stepan Co.............................................        107,600         2,999,350
 Stephan Co............................................         49,000           624,750
 Sterling Bancorp......................................         63,500         1,393,031
 *Sterling Electronics Corp............................         33,100           686,825
 *Sterling Financial Corp. WA..........................         66,980         1,427,511
 *Stevens International, Inc. Class A..................         53,000            62,938
 Stewart & Stevenson Services, Inc.....................         12,000           261,750
 Stewart Information Services Corp.....................         69,000         1,867,313
 Stifel Financial Corp.................................         59,340           853,013
 *Stokely USA, Inc.....................................         84,000            64,313
 Stone & Webster, Inc..................................        134,400         6,300,000
 *Stormedia, Inc. Class A..............................         36,000           133,875
 *Strategic Diagnostics, Inc...........................         45,000            97,031
 *Strategic Distribution, Inc..........................        243,600         1,172,325
 Strawbridge and Clothier Liquidating Trust............         71,881           651,466
 *Strouds, Inc.........................................        136,000           267,750
 *Stuart Entertainment, Inc............................         60,000           148,125
 *#Sulcus Computer Corp................................        141,900           434,569
 Sumitomo Bank of California...........................         86,600         3,279,975
 *Summa Four, Inc......................................         68,300           798,256
 *Summit Care Corp.....................................         86,200         1,368,425
 *Summit Technology, Inc...............................         12,000            78,375
 *Summitt Medical Systems, Inc.........................        169,000           470,031
 *Sun Coast Industries, Inc............................         56,800           284,000

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Sun Healthcare Group, Inc............................         48,800   $     1,049,200
 *Sun Television and Appliances, Inc...................        206,300           467,398
 *Sunbelt Nursery Group, Inc...........................         22,700            22,700
 *Sunrise Medical, Inc.................................        222,000         3,510,375
 *Sunrise Resources, Inc...............................         77,000           226,188
 Superior Surgical Manufacturing Co., Inc..............         80,900         1,223,613
 *Suprema Specialties, Inc.............................         50,500           164,125
 *Supreme International Corp...........................         68,550           796,894
 *Surety Capital Corp..................................         66,400           419,150
 Susquehanna Bancshares, Inc...........................        156,915         5,089,930
 *Swiss Army Brands, Inc...............................         87,300           894,825
 *Sybron Chemicals, Inc................................          1,600            51,300
 *Sylvan, Inc..........................................        104,000         1,443,000
 *Symix Systems, Inc...................................          8,600           127,925
 *Syms Corp............................................        128,700         1,488,094
 *Synbiotics Corp......................................         53,400           181,059
 *Syncor International Corp. DE........................        117,600         1,874,250
 *Syntellect, Inc......................................        218,100           463,463
 *Syquest Technology, Inc..............................         75,900           247,861
 *TBC Corp.............................................        165,000         1,680,938
 TCBY Enterprises, Inc.................................        200,966         1,268,598
 *TCC Industries, Inc..................................          6,700            28,056
 *TCI International, Inc...............................         27,600           160,425
 *TCSI Corp............................................         59,500           379,313
 *TII Industries, Inc..................................         77,900           455,228
 TJ International, Inc.................................        105,800         2,615,244
 TR Financial Corp.....................................        136,400         4,467,100
 *TRC Companies, Inc...................................         71,450           276,869
 *TRM Copy Centers Corp................................         72,000           684,000
 Tab Products Co. DE...................................         50,900           738,050
 *Taco Cabana, Inc.....................................        187,900           962,988
 *Tandy Brand Accessories, Inc.........................         12,600           184,275
 *Tandy Crafts, Inc....................................        149,700           673,650
 *Tanknology Environmental, Inc........................        111,600           214,481
 Tasty Baking Co.......................................          2,400            56,400
 *Team, Inc............................................         56,500           204,813
 *Tech-Sym Corp........................................         63,400         1,921,813
 *Technical Communications Corp........................          6,300            50,400
 *Tegal Corp...........................................         47,300           344,403
 *Tekelec..............................................         35,200         1,333,200
 *Telco Systems, Inc...................................         43,500           432,281
 *#Tele-Communications International, Inc. Class A.....         14,300           230,141
 Telxon Corp...........................................        130,200         3,206,175
 *Temtex Industries, Inc...............................         31,700            96,091
 *Tesoro Petroleum Corp................................        285,700         4,749,763
 *Tetra Technologies, Inc..............................         37,900           888,281
 Texas Industries, Inc.................................        117,562         5,473,981
 *Texas Micro, Inc.....................................        137,700           662,681
 *Texfi Industries, Inc................................         27,100           140,581
 *Thermo Power Corp....................................         82,700           754,638
 Thermo Remediation, Inc...............................         78,000           487,500
 *Thermo Sentron, Inc..................................        135,500         1,490,500
 *#Thermo Terratech, Inc...............................        130,000         1,133,438
 *Thermo Voltek Corp...................................          1,500             9,469
 Thomas Industries, Inc................................         83,700         2,657,475
 Thomaston Mills, Inc..................................         34,800           304,500
 Thor Industries, Inc..................................          2,600            82,063
 *Thorn Apple Valley, Inc..............................         62,615           880,523
 *Tipperary Corp.......................................         88,400           453,050
 *#Titan Corp..........................................         45,700           294,194
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Titan Holdings, Inc...................................        132,833   $     2,806,097
 Titan International, Inc..............................        196,000         3,920,000
 Toastmaster, Inc......................................         83,600           438,900
 *#Today's Man, Inc....................................         86,000           233,813
 *Todd Shipyards Corp..................................        114,200           513,900
 Todd-AO Corp. Class A.................................          3,740            37,166
 *Topps, Inc...........................................         44,500           115,422
 *Tower Air, Inc.......................................        166,400           842,400
 *Tracor, Inc..........................................            800            22,475
 *Tractor Supply Co....................................          1,000            15,875
 *Trak Auto Corp.......................................         40,200           502,500
 *#Trans World Airlines, Inc...........................        638,300         4,827,144
 *Trans World Entertainment Corp.......................         86,100         3,083,456
 *Transcend Services, Inc..............................         20,100            58,102
 *Transfinancial Holdings, Inc.........................         68,700           644,063
 Transmedia Network, Inc...............................         11,000            68,750
 *TransNet Corp........................................         59,500           159,906
 Transport Leasing International, Inc..................         45,700           445,575
 #Transport Lux Corp...................................          2,546            35,167
 Transtechnology Corp..................................         47,300         1,277,100
 *#Travel Ports of America, Inc........................         62,018           238,382
 Treadco, Inc..........................................         40,000           407,500
 *Tremont Corp. DE.....................................         68,133         3,879,323
 *Trend-Lines, Inc. Class A............................         70,900           520,672
 Trenwick Group, Inc...................................         48,000         1,779,000
 *Triangle Pacific Corp................................         30,000           967,500
 *Tricord Systems, Inc.................................         89,500            71,320
 *Trident Microsystems, Inc............................         63,000           718,594
 *Tridex Corp..........................................         71,900           368,488
 Trigen Energy Corp....................................        175,200         4,002,225
 *Trimark Holdings, Inc................................         30,300           170,438
 Trion, Inc............................................          2,100             9,056
 *Triple S Plastics, Inc...............................         30,500           211,594
 *Tripos, Inc..........................................         16,166           244,511
 *Trism, Inc...........................................         64,800           263,250
 *Truevision, Inc......................................        117,800           393,894
 *Trump Hotels & Casino Resorts, Inc...................        314,800         2,734,825
 *Tseng Laboratories, Inc..............................        180,100           365,828
 *Tuesday Morning Corp.................................         66,150         1,649,616
 *Tultex Corp..........................................        323,307         1,454,882
 *Turner Corp..........................................         41,732           965,053
 Twin Disc, Inc........................................         33,600         1,087,800
 *Tyler Corp...........................................        213,100         1,092,138
 U.S. Bancorp, Inc.....................................         40,300         2,609,425
 *U.S. Diagnostic, Inc.................................         33,700           146,384
 *URS Corp.............................................         68,202         1,091,232
 *US Can Corp..........................................        166,100         2,740,650
 *US Servis, Inc.......................................         18,400            51,750
 *US Xpress Enterprises, Inc. Class A..................         26,100           569,306
 *USData Corp..........................................          6,750            28,477
 UST Corp..............................................         64,310         1,706,225
 *Ultimate Electronics, Inc............................         82,700           273,944
 *Ultra Pacific, Inc...................................         31,700           316,009
 *Ultradata Corp.......................................         25,000            96,875
 *#Ultrafem, Inc.......................................        114,000           427,500
 *Ultrak, Inc..........................................        150,500         1,697,828
 *#Ultralife Batteries, Inc............................         50,400           727,650
 *#Ultratech Stepper, Inc..............................         12,000           294,000
 Uni-Marts, Inc........................................         68,200           306,900
 Unico American Corp...................................         44,700           550,369
 Unifirst Corp.........................................         31,800           820,838
 *Unimark Group, Inc...................................         95,900           434,547

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Union Acceptance Corp. Class A.......................         51,400   $       287,519
 *Union Corp. DE.......................................         35,200           886,600
 *Unique Casual Restaurants, Inc.......................         98,000           673,750
 *Uniroyal Technology Corp.............................        163,600           904,913
 *Unit Instruments, Inc................................         66,700           675,338
 *United American Healthcare Corp.,....................         80,200           230,575
 United Companies Financial Corp.......................        213,600         4,632,450
 United Fire Casualty Co...............................         18,750           830,859
 United Industrial Corp................................        145,100         1,596,100
 United National Bancorp...............................          7,865           202,524
 *United Retail Group, Inc.............................        116,300           436,125
 *United States Energy Corp............................         15,700           156,019
 *United States Home Corp..............................        129,100         4,792,838
 *United States Homecare Corp..........................         43,400            44,073
 United Wisconsin Services, Inc........................        244,800         5,967,000
 *Unitel Video, Inc....................................         29,500           210,188
 *Universal Electronics, Inc...........................         63,900           670,950
 *Universal Hospital Services, Inc.....................         58,900           872,456
 *Universal International, Inc.........................         34,600            90,284
 *Universal Standard Medical Labs, Inc.................         64,100           180,281
 *Uno Restaurant Corp..................................        103,100           657,263
 *Uranuim Resources, Inc...............................        180,000           860,625
 *Urogen Corp. (Restricted)............................         14,500                 0
 *Utilx Corp...........................................         81,600           517,650
 *V Band Systems, Inc..................................         50,700            74,466
 *V Mark Software, Inc.................................          3,000            26,813
 *VLSI Technology, Inc.................................        168,200         3,800,269
 *VTEL Corp............................................        102,500           741,523
 *Valence Technology, Inc..............................        105,800           694,313
 *Vallen Corp..........................................         66,300         1,338,431
 Valley Forge Corp.....................................         22,500           336,094
 *Value City Department Stores, Inc....................        399,100         3,018,194
 Value Line, Inc.......................................          4,000           144,000
 *Valuevision International, Inc. Class A..............        307,300         1,238,803
 *Variflex, Inc........................................         65,500           384,813
 Varlen Corp...........................................        100,857         2,760,960
 *Vaughn Communications, Inc...........................         54,500           333,813
 *Vectra Technologies, Inc.............................         58,100             3,486
 *Venture Stores, Inc..................................        266,179           415,905
 *Verity, Inc..........................................        125,000           613,281
 Vermont Financial Services Corp.......................         86,800         2,397,850
 *Versar, Inc..........................................          1,300             6,825
 *Versatility, Inc.....................................          3,500            20,016
 *Vertex Communications Corp...........................         45,600         1,117,200
 *Veterinary Centers of America, Inc...................        184,400         2,339,575
 *Vicorp Restaurants, Inc..............................         93,600         1,468,350
 *Video Display Corp...................................         44,400           407,925
 *Video Lottery Technologies, Inc......................         94,200         1,077,413
 *Video Services Corp..................................         10,000            30,313
 *Video Update, Inc....................................        293,600           779,875
 Vintage Petroleum, Inc................................          4,000            77,500
 Virco Manufacturing Corp..............................        102,396         2,444,705
 Virginia Beach Federal Financial Corp.................         51,950           866,916
 Virginia First Financial Corp.........................         14,700           367,500
 Vital Signs, Inc......................................        194,000         3,867,875
 *Vitalink Pharmacy Services, Inc......................         11,700           277,875
 Vulcan International Corp.............................         12,200           477,325
 *#WHX Corp............................................        372,500         4,400,156
 WICOR, Inc............................................         40,500         1,868,063
 WLR Foods, Inc........................................        176,006         1,573,054
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *WPI Group, Inc.......................................          9,200   $        69,000
 *#WSMP, Inc...........................................          2,000            48,750
 Wackenhut Corp. Class A...............................         16,300           352,488
 Wackenhut Corp. Class B Non-Voting....................         20,500           406,156
 #Walbro Corp..........................................        103,752         1,497,920
 *Walker Interactive Systems, Inc......................         47,600           621,775
 *Wall Data, Inc.......................................         33,700           549,731
 *Wall Street Deli, Inc................................         39,700           147,634
 Walshire Assurance Co.................................         50,527           571,587
 *Wandel & Goltermann Technologies, Inc................         47,900           595,756
 Warren Bancorp, Inc...................................         36,000           735,750
 *Washington Homes, Inc................................         74,500           288,688
 Washington National Corp..............................        108,800         3,597,200
 Washington Savings Bank FSB Waldorf, MD...............         23,500           173,313
 Watkins-Johnson Co....................................         93,000         2,906,250
 Watts Industries, Inc. Class A........................         59,400         1,510,988
 Webb (Del) Corp.......................................        311,188         6,729,441
 *Webco Industries, Inc................................          3,000            21,375
 Webster Financial Corp................................         51,498         3,241,155
 *Weirton Steel Corp...................................        468,700         1,376,806
 Wellco Enterprises, Inc...............................          4,800            69,000
 Wellman, Inc..........................................        349,900         7,413,506
 *Wells-Gardner Electronics Corp.......................         33,700           195,881
 Werner Enterprises, Inc...............................        220,500         4,768,313
 Wesbanco, Inc.........................................         18,900           559,913
 *West Coast Entertainment Corp........................        136,500           238,875
 West, Inc.............................................         98,500         3,127,375
 *#Westbridge Capital Corp.............................         12,000             8,250
 Westco Bancorp, Inc...................................         11,400           309,225
 Westcorp, Inc.........................................        247,356         4,205,052
 Westerfed Financial Corp..............................         69,900         1,662,309
 *Western Beef, Inc....................................         57,400           437,675
 *Weston (Roy F.), Inc. Class A........................         87,200           361,063
 Weyco Group, Inc......................................          2,400            57,000
 Whitney Holdings Corp.................................         90,171         4,542,364
 *Whittaker Corp.......................................        131,900         1,195,344
 *Wickes Lumber Co.....................................         96,600           350,175
 *Williams Clayton Energy, Inc.........................        122,000         1,959,625
 Wilshire Oil Co. of Texas.............................        105,354           599,201
 Windmere Corp.........................................         50,300         1,213,488
 Winnebago Industries, Inc.............................        222,700         1,712,006
 Wiser Oil Co..........................................        100,175         1,527,669
 Wolf (Howard B.), Inc.................................          5,000            30,313
 Wolohan Lumber Co.....................................         74,478           977,524
 *Wolverine Tube, Inc..................................          1,000            31,750
 *Wonderware Corp......................................        117,000         2,146,219
 *Workgroup Technology Corp............................         18,600            66,844
 *Worldcorp, Inc.......................................         25,000            28,125
 *Worldtex, Inc........................................        242,700         2,062,950
 Worthington Foods, Inc................................         17,666           406,318
 *Wyant Corp...........................................            600             3,975
 Wynns International, Inc..............................         61,350         1,990,041
 *Xetel Corp...........................................         15,600            63,863
 *Xicor, Inc...........................................         65,300           316,297
 Xtra Corp.............................................        103,400         5,454,350
 Yankee Energy Systems, Inc............................        101,100         2,394,806
 Yardville National Bancorp............................         23,400           780,975
 *Yellow Corp..........................................        265,400         7,033,100
 York Financial Corp...................................         95,261         2,482,740

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Zale Corp............................................        248,400   $     5,526,900
 *Zaring National Corp.................................         46,000           434,125
 *Zemex Corp...........................................        106,528         1,012,021
 Zenith National Insurance Corp........................        173,700         4,646,475
 Ziegler Co., Inc......................................          1,700            36,338
 *Zilog, Inc...........................................        290,500         5,555,813
 *Zoll Medical Corp....................................         91,000           629,891
 Zurn Industries, Inc..................................        115,900         3,969,575
 *Zygo Corp............................................         23,100           495,206
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $1,676,856,817)................................                    2,198,202,781
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Amvestors Financial Corp. Warrants Class A
   04/02/02............................................          3,620            29,413
 *CSF Holdings, Inc. Litigation Rights 12/30/99........         40,500                 0
 *Fusion Systems Corp. Contingent Payment Rights
   03/31/99............................................         64,000            69,000
 *National Mercantile Bancorp Warrants 06/02/99........            165                 0
 *Statesman Group, Inc. Contingent Payment Rights......         37,500                 0
 *Today's Man, Inc. Rights 12/05/97....................         64,500                 0
                                                                         ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           98,413
                                                                         ---------------
                                                             FACE
                                                            AMOUNT
                                                         -------------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98, valued at $46,841,681) to be
   repurchased at $46,165,958.
   (Cost $46,145,000)..................................  $      46,145        46,145,000
                                                                         ---------------
TOTAL INVESTMENTS -- (100.9%)
  (Cost $1,723,001,817)++..............................                    2,244,446,194
                                                                         ---------------
OTHER ASSETS AND LIABILITIES -- (-0.9%)
 Other Assets..........................................                        5,815,430
 Payable for Investment Securities Purchased...........                      (25,299,333)
 Payable for Fund Shares Redeemed......................                         (126,147)
 Other Liabilities.....................................                         (567,730)
                                                                         ---------------
                                                                             (20,177,780)
                                                                         ---------------
NET ASSETS -- (100.0%) Applicable to 105,405,078
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                  $ 2,224,268,414
                                                                         ---------------
                                                                         ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                  $         21.10
                                                                         ---------------
                                                                         ---------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                                SHARES            VALUE+
                                                         -------------   ---------------
COMMON STOCKS -- (98.8%)
  AK Steel Holding Corp................................        156,800   $     3,087,000
  *AMR Corp............................................        226,500        27,448,969
  *Advanced Micro Devices, Inc.........................        210,900         4,600,256
  #Advanta Corp. Class A...............................         36,800         1,053,400
  #Advanta Corp. Class B Non-Voting....................         74,000         2,002,625
  Aetna, Inc...........................................        544,726        41,058,722
  #Ahmanson (H.F.) & Co................................        112,800         6,711,600
  Albemarle Corp.......................................         97,500         2,431,406
  Alexander & Baldwin, Inc.............................        109,700         2,958,472
  Alleghany Corp.......................................          8,432         2,272,424
  *Alumax, Inc.........................................        138,500         4,354,094
  Ambac, Inc...........................................        150,200         6,026,775
  Amerada Hess Corp....................................        179,900        10,074,400
  #American General Corp...............................        440,707        23,743,090
  American Greetings Corp. Class A.....................         19,400           711,737
  American National Insurance Co.......................         21,900         2,095,556
  *#Apple Computer, Inc................................        344,800         6,109,425
  Archer-Daniels Midland Co............................      1,098,510        23,480,651
  Argonaut Group, Inc..................................         32,100         1,059,300
  Asarco, Inc..........................................        104,900         2,609,387
  Astoria Financial Corp...............................         13,800           762,450
  Avnet, Inc...........................................         50,600         3,352,250
  Ball Corp............................................        112,500         4,331,250
  Bankers Trust New York Corp..........................        101,900        12,081,519
  Bear Stearns Companies, Inc..........................        204,437         8,484,135
  Berkley (W.R.) Corp..................................         39,600         1,660,725
  *#Bethlehem Steel Corp...............................        275,500         2,823,875
  *Beverly Enterprises.................................        296,100         5,033,700
  Black & Decker Corp..................................        222,800         8,187,900
  Block Drug Co., Inc. Class A.........................         19,494           901,635
  Boise Cascade Corp...................................        162,100         5,460,744
  Borg Warner Automotive, Inc..........................         46,300         2,181,887
  Bowater, Inc.........................................         66,300         2,975,212
  *Brinker International, Inc..........................        194,900         2,874,775
  *Burlington Industries, Inc..........................        100,800         1,461,600
  Burlington Northern Santa Fe Corp....................        273,700        25,043,550
  CIGNA Corp...........................................         84,608        14,150,688
  *#CNA Financial Corp.................................        137,500        16,843,750
  CSX Corp.............................................        419,500        21,945,094
  Capital Re Corp......................................          8,300           465,319
  Carpenter Technology Corp............................          2,000            94,250
  Centex Corp..........................................         47,400         3,003,975
  Century Telephone Enterprises, Inc...................         81,200         3,740,275
  Champion International Corp..........................        196,000        10,498,250
  Chesapeake Corp......................................         15,100           517,175
  #Chiquita Brands International, Inc..................        111,200         1,883,450
  *Chris-Craft Industries, Inc.........................         66,804         3,348,550
  Chrysler Corp........................................      1,751,826        60,109,530
  Cincinnati Financial Corp............................         93,860         9,567,854
  Citizens Corp........................................         21,600           635,850
  Coca-Cola Enterprises, Inc...........................        275,000         8,404,687
  Commerce Bancshares, Inc.............................         53,277         3,309,834
  Commerce Group, Inc..................................         54,700         1,716,212
  Comsat Corp. Series 1................................         96,600         2,209,725
  *Consolidated Freightways Corp.......................         50,450           796,164
  Consolidated Papers, Inc.............................         11,300           608,787
  Coors (Adolph) Co. Class B...........................         80,500         2,887,937
  Countrywide Credit Industries, Inc...................        258,600        10,586,437

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Cummins Engine Co., Inc..............................         95,200   $     6,128,500
  *Cypress Semiconductor Corp..........................        184,700         2,020,156
  Cyprus Amax Minerals Co., Inc........................        238,900         4,374,856
  Darden Restaurants, Inc..............................        356,000         4,227,500
  *Digital Equipment Corp..............................        464,300        22,866,775
  Dillards, Inc. Class A...............................        246,700         9,019,969
  Dime Bancorp, Inc....................................        140,300         3,402,275
  Donaldson, Lufkin & Jenrette, Inc....................         53,500         3,898,812
  #Enhance Financial Services Group, Inc...............         13,200           737,550
  Enron Corp...........................................         69,100         2,677,625
  *Enserch Exploration, Inc............................        434,154         3,636,040
  Equitable Companies, Inc.............................         66,800         3,185,525
  *Federated Department Stores, Inc....................        606,300        27,624,544
  Fina, Inc. Class A...................................         35,200         2,305,600
  Financial Security Assurance Holdings, Ltd...........         41,800         1,833,975
  Fingerhut Companies, Inc.............................        106,800         2,216,100
  Finova Group, Inc....................................         73,200         3,449,550
  First Citizens Bancshares, Inc. NC...................         10,100         1,113,525
  First Hawaiian, Inc..................................         98,600         3,715,987
  Florida East Coast Industries, Inc...................         12,400         1,171,800
  Ford Motor Co........................................      2,655,700       114,195,100
  Fort James Corp......................................        177,400         6,940,775
  *#Fruit of The Loom, Inc. Class A....................        120,600         2,811,487
  GATX Corp............................................         42,200         2,563,650
  General Motors Corp..................................      1,556,700        94,958,700
  General Motors Corp. Class H.........................        195,846        13,121,682
  Georgia-Pacific Corp.................................        164,900        14,078,337
  *Golden State Bancorp, Inc...........................        114,900         3,827,606
  #Golden West Financial Corp..........................         90,800         8,137,950
  Great Atlantic & Pacific Tea Co., Inc................         76,700         2,368,112
  Greenpoint Financial Corp............................         71,600         4,770,350
  #Hollinger International, Inc. Class A...............        147,100         1,939,881
  *IVAX Corp...........................................        361,000         2,549,562
  *Ing Groep NV ADR....................................          5,246           213,774
  #Inland Steel Industries, Inc........................        174,600         3,339,225
  *Integrated Device Technology, Inc...................        292,900         2,993,072
  #Integrated Health Services, Inc.....................         22,500           684,844
  #International Paper Co..............................        677,200        32,124,675
  *International Speciality Products, Inc..............        252,000         3,732,750
  *#K Mart Corp........................................      1,417,400        17,806,087
  *#Komag, Inc.........................................        156,300         3,150,422
  LNR Property Corp....................................         60,000         1,395,000
  *#LSI Logic Corp.....................................        151,800         3,529,350
  LTV Corp.............................................        225,900         2,513,138
  #Lafarge Corp........................................        136,700         4,083,912
  Lehman Brothers Holdings, Inc........................        297,600        15,047,400
  Liberty Corp.........................................         35,900         1,615,500
  Liberty Financial Companies, Inc.....................         81,000         4,389,187
  Lincoln National Corp................................        193,050        13,778,944
  Loews Corp...........................................        219,300        23,273,212
  Longs Drug Stores Corp...............................         28,000           819,000
  Longview Fibre Co....................................         62,900         1,014,263
  #Louisiana-Pacific Corp..............................        298,100         6,017,894
  MBIA, Inc............................................        116,600         7,331,225
  Mead Corp............................................        140,500         9,071,031
  Media General, Inc. Class A..........................         11,600           494,450
  Mercantile Stores Co., Inc...........................        140,012         9,048,276

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  *#Micron Technology, Inc.............................        700,200   $    17,417,475
  Mitchell Energy & Development Corp. Class A..........         68,500         1,823,813
  Mitchell Energy & Development Corp. Class B..........         41,600         1,102,400
  #Morgan (J.P.) & Co., Inc............................         94,300        10,767,881
  *#Navistar International Corp........................        221,900         4,881,800
  *Nextel Communications Corp. Class A.................        346,200         8,752,369
  Norfolk Southern Corp................................        607,900        19,338,819
  *Novell, Inc.........................................      1,021,700         9,370,905
  Occidental Petroleum Corp............................        632,600        18,780,313
  *Officemax, Inc......................................        367,200         5,163,750
  Ogden Corp...........................................        151,696         4,038,906
  #Ohio Casualty Corp..................................         64,800         2,980,800
  Old Republic International Corp......................        248,850         8,974,153
  Overseas Shipholding Group, Inc......................         37,500           916,406
  Pacific Century Financial Corp.......................         55,800         2,845,800
  *Pacificare Health Systems, Inc. Class B.............          7,356           395,845
  Paine Webber Group, Inc..............................        114,450         3,848,381
  *Pep Boys - Manny, Moe & Jack........................         18,600           467,325
  #Phelps Dodge Corp...................................        105,900         7,015,875
  Potlatch Corp........................................         94,600         4,599,925
  Provident Companies, Inc.............................         95,108         3,120,731
  Providian Financial Corp.............................        287,600        12,672,375
  Pulte Corp...........................................         35,700         1,448,081
  RJR Nabisco Holdings Corp............................        548,880        19,999,815
  Rayonier, Inc........................................         83,000         4,056,625
  *#Read-Rite Corp.....................................        204,700         3,908,491
  Republic New York Corp...............................         64,900         7,057,875
  Reynolds Metals Co...................................        131,800         7,504,363
  Russell Corp.........................................         24,400           745,725
  Ryder System, Inc....................................        195,800         7,109,988
  Safeco Corp..........................................        279,200        13,698,250
  #Saint Paul Companies, Inc...........................        213,400        17,072,000
  *Seagate Technology, Inc.............................        444,100        10,075,519
  Sensormatic Electronics Corp.........................        270,400         4,394,000
  *#Silicon Graphics, Inc..............................        436,700         5,731,688
  *Sprint Corp.........................................         86,700         5,077,369
  St. Joe Corp.........................................         34,600         3,269,700
  Stone Container Corp.................................        237,400         2,967,500
  *Stratus Computer, Inc...............................         88,400         2,878,525
  *Sun Healthcare Group, Inc...........................         23,600           507,400
  TIG Holdings, Inc....................................         92,700         2,983,781
  Tecumseh Products Co. Class A........................         26,300         1,295,275
  Tecumseh Products Co. Class B........................          5,700           280,725
  Telephone & Data Systems, Inc........................        152,900         6,718,044
  Temple-Inland, Inc...................................        138,200         7,894,675
  Tenneco, Inc.........................................        324,700        14,063,569
  Terra Industries, Inc................................        153,400         1,869,563
  Timken Co............................................         92,800         3,288,600
  Transamerica Corp....................................        231,400        25,121,363
  Travelers Group, Inc.................................        482,736        24,378,168
  Trinity Industries, Inc..............................         28,500         1,293,188
  Tyson Foods, Inc. Class A............................         13,000           235,625
  UMB Financial Corp...................................         32,381         1,700,003
  USF&G Corp...........................................        236,900         4,782,419
  USX-Marathon Group, Inc..............................        384,650        13,174,263
  #USX-US Steel Group..................................        314,400         9,844,650
  #Union Camp Corp.....................................        142,600         8,564,913
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Union Pacific Corp...................................        273,200   $    16,392,000
  Unionbancal Corp.....................................         53,200         4,618,425
  *United States Cellular Corp.........................         91,300         2,990,075
  Unitrin, Inc.........................................        111,900         6,902,831
  Valero Energy Corp...................................         81,100         2,544,513
  Valhi, Inc...........................................         80,100           760,950
  *Viacom, Inc. Class A................................        107,100         3,721,725
  *#Viacom, Inc. Class B...............................        805,200        28,182,000
  *Vishay Intertechnology, Inc.........................         92,680         1,963,658
  Weis Markets, Inc....................................         19,300           670,675
  Wesco Financial Corp.................................          8,500         2,796,500
  Westvaco Corp........................................        186,650         6,089,456
  Weyerhaeuser Co......................................        124,000         6,548,750
  Wheelabrator Technologies, Inc.......................        138,100         2,097,394
  #Whirlpool Corp......................................         69,000         3,782,063
  Xtra Corp............................................          1,200            63,300
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $1,153,348,013)................................                    1,472,558,876
                                                                         ---------------
PREFERRED STOCKS -- (0.0%)
  *Pacificare Health Systems, Inc. 5% Cumulative,
    Convertible, Redeemable Class A (Cost $185,737)....          2,340           119,925
                                                                         ---------------
                                                             FACE
                                                            AMOUNT
                                                         -------------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    6.25%, 07/31/98, valued at $3,915,844) to be
    repurchased at $3,854,750 (Cost $3,853,000)........     $3,853             3,853,000
                                                                         ---------------
TOTAL INVESTMENTS -- (99.1%) (Cost $1,157,386,750)++...                    1,476,531,801
                                                                         ---------------
OTHER ASSETS AND LIABILITIES -- (0.9%)
  Other Assets.........................................                       18,221,524
  Payable for Investment Securities Purchased..........                       (4,491,144)
  Other Liabilities....................................                         (266,031)
                                                                         ---------------
                                                                              13,464,349
                                                                         ---------------
NET ASSETS -- (100.0%) Applicable to 82,384,104
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                  $ 1,489,996,150
                                                                         ---------------
                                                                         ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                  $         18.09
                                                                         ---------------
                                                                         ---------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (98.4%)
COMMON STOCKS -- (98.4%)
  ASK Corp., Yokohama..................................         6,000  $     10,343
  Achilles Corp........................................       410,000       600,744
  Aica Kogyo Co., Ltd..................................       139,000       523,871
  Aichi Corp...........................................        57,000       192,047
  Aichi Machine Industry Co., Ltd......................       172,000       454,174
  Aichi Tokei Denki Co., Ltd...........................        67,000       127,044
  Aida Engineering, Ltd................................       160,000       676,983
  Akai Electric Co., Ltd...............................        66,000        58,954
  #Akebono Brake Industry Co., Ltd.....................       141,000       399,937
  Amada Metrecs Co., Ltd...............................        21,000       126,699
  Amada Sonoike Co., Ltd...............................       132,000       344,415
  *#Amada Wasino Co., Ltd..............................       122,000       122,358
  Ando Corp............................................       120,000       192,752
  #Anest Iwata Corp....................................        74,000       132,780
  *#Aoki Corp..........................................        70,000        16,454
  #Arai-Gumi, Ltd......................................        49,300        72,236
  Araya Industrial Co., Ltd............................        84,000        96,094
  #Asahi Denka Kogyo KK................................       139,000       631,694
  Asahi Diamond Industrial Co., Ltd....................        23,000       122,547
  Asahi Kogyosha Co., Ltd..............................        48,000       135,397
  *Asahi Optical Co., Ltd..............................       215,000       461,587
  #Asahi Organic Chemicals Industry Co., Ltd...........       190,000       602,938
  Asahi Tec Corp.......................................        86,000       171,158
  Asanuma Corp.........................................       159,000       200,580
  Ashimori Industry Co., Ltd...........................        84,000       157,963
  *Asics Corp..........................................       333,000       313,105
  Atsugi Nylon Industrial Co., Ltd.....................        79,000       134,323
  Azel Corp., Tokyo....................................        89,000       198,746
  Bando Chemical Industries, Ltd.......................       213,000       567,444
  Bank of Okinawa, Ltd.................................        19,300       332,693
  *#Bank of Osaka, Ltd.................................       393,000       514,249
  #Bank of the Ryukyus, Ltd............................        20,280       222,464
  Bunka Shutter Co., Ltd...............................       146,000       401,536
  CKD Corp.............................................       113,000       460,411
  *#Cabin Co., Ltd.....................................        67,000        81,371
  Calpis Co., Ltd......................................       150,000       511,263
  Central Finance Co., Ltd.............................       180,000       265,152
  Central Glass Co., Ltd...............................       422,000       714,217
  #Chiba Kogyo Bank, Ltd...............................        40,400       728,071
  #Chino Corp..........................................        70,000       173,320
  Chisan Tokan Co., Ltd................................        64,000        60,176
  *Chiyoda Corp........................................        56,000        94,778
  *#Chori Co., Ltd.....................................       150,000       264,447
  Chuetsu Pulp and Paper Co., Ltd......................       172,000       327,491
  #Chugai Ro Co., Ltd..................................       139,000       274,460
  Chugoku Marine Paints, Ltd...........................       111,000       220,043
  Chugokukogyo Co., Ltd................................        45,000        70,519
  Chukyo Coca-Cola Bottling Co., Ltd...................        92,000       583,898
  Chukyo Sogo Bank, Ltd................................       219,000       737,864
  Chuo Paperboard Co., Ltd.............................        62,000        43,722
  Chuo Spring Co., Ltd., Nagoya........................        99,000       250,554
  *Clarion Co., Ltd....................................       172,000       495,953
  Cleanup Corp.........................................        72,000       358,237
  *Co-Op Chemical Co., Ltd.............................        80,000        72,086
  *Copal Co., Ltd......................................        78,000       226,131
  *Cosmo Securities Co., Ltd...........................       102,000        71,929

                                                               SHARES        VALUE+
                                                         ------------  ------------
  D'urban, Inc.........................................       114,000  $    218,844
  #Dai Nippon Construction.............................        81,000       126,934
  #Dai Nippon Toryo, Ltd...............................       193,000       314,547
  Dai-Dan Co., Ltd.....................................        80,000       569,794
  Dai-Ichi Hotel, Ltd., Tokyo..........................        52,000       156,866
  *#Dai-Ichi Katei Denki Co., Ltd......................        91,000        55,616
  Dai-Ichi Kogyo Seiyaku Co., Ltd......................        47,000       110,848
  *#Dai-Ichi Securities Co., Ltd.......................       228,000       182,221
  Daido Concrete Co., Ltd..............................        33,000        37,493
  Daido Hoxan, Inc.....................................       196,000       360,901
  Daido Kogyo Co., Ltd.................................        60,000       102,488
  Daido Steel Sheet Corp...............................        84,000       233,653
  Daidoh, Ltd..........................................        54,000       252,176
  *Daiei OMC, Inc......................................       371,000       563,949
  #Daihen Corp.........................................       205,000       401,567
  Daiho Corp...........................................        96,000       173,007
  Daiichi Cement Co., Ltd..............................        33,000        46,543
  *#Daiichi Chuo Kisen Kaisha..........................       390,000       354,476
  #Daiichi Jitsugyo Co., Ltd...........................        80,000       183,036
  Daiki Co., Ltd.......................................         6,000        47,013
  #Daikyo, Inc.........................................        53,000        60,631
  #Daimei Telecom Engineering Corp.....................        66,000       439,569
  Dainichiseika Colour & Chemicals Manufacturing Co.,
    Ltd................................................       163,000       717,775
  Daiso Co., Ltd.......................................       112,000       175,514
  *#Daisue Construction Co., Ltd.......................       185,000       126,112
  *#Daito Woolen Spinning & Weaving Co., Ltd., Tokyo...        42,000        37,845
  *#Daiwa Danchi Co., Ltd..............................       222,000       405,297
  #Daiwa Seiko, Inc....................................       145,000       363,565
  Daiwabo Co., Ltd.....................................       288,000       374,597
  *Dantani Corp........................................        68,000       109,226
  Danto Corp...........................................        42,000       273,473
  #Denki Kogyo Co., Ltd................................       123,000       558,981
  *Deodeo Corp.........................................        14,200       123,502
  #Descente, Ltd.......................................       146,000       312,306
  *Dijet Industrial Co., Ltd...........................        34,000        53,015
  #Dynic Corp..........................................        52,000       152,791
  Eagle Industry Co., Ltd..............................        43,000       117,924
  Ehime Bank, Ltd......................................        78,000       238,355
  *Enshu, Ltd..........................................        69,000       111,914
  *FDK Corp............................................        94,000       203,283
  First Baking Co., Ltd................................        67,000        78,221
  #France Bed Co., Ltd.................................       193,000       620,020
  #Fudo Construction Co., Ltd..........................       201,000       314,985
  Fuji Car Manufacturing Co., Ltd......................        36,000        47,107
  Fuji Denki Reiki Co., Ltd............................        81,800       285,859
  *Fuji Kosan Co., Ltd.................................       130,000       147,698
  Fuji Kyuko Co., Ltd..................................       207,000       846,652
  Fuji Oil Co., Ltd....................................       171,000       716,827
  #Fuji Spinning Co., Ltd., Tokyo......................       163,000       275,871
  Fujii & Co., Ltd.....................................        44,000        52,059
  #Fujiko Co., Ltd.....................................        55,000        45,250
  #Fujirebio, Inc......................................        75,000       235,064
  *Fujitsu General, Ltd................................        22,000        87,914
  *Fujiya Co., Ltd.....................................       190,000       330,500
  Fukuda Corp..........................................        65,000       190,989
  Fukusuke Corp........................................        95,000       164,505
  *#Fukutoku Bank, Ltd.................................       177,000       219,126

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Furukawa Battery Co., Ltd...........................        45,000  $     93,438
  Furukawa Co., Ltd....................................        38,000        72,948
  Fuso Pharmaceutical Industries, Ltd..................       180,000       564,153
  *Ga-jo-en Kanko K.K..................................        37,000             0
  #Gakken Co., Ltd.....................................       158,000       324,357
  Gastec Service, Inc..................................        41,000       167,052
  Godo Shusei Co., Ltd.................................        74,000       116,545
  *#Godo Steel, Ltd....................................       245,000       287,953
  *Graphtec Corp.......................................        39,000       100,842
  Gun-Ei Chemical Industry Co., Ltd....................       164,000       251,863
  *Gunze Sangyo, Inc., Tokyo...........................        90,000       139,628
  *Hakone Tozan Railway Co., Ltd.......................        52,000       150,347
  Hakuyosha Co., Ltd...................................        57,000       227,330
  #Hanshin Sogo Bank, Ltd..............................       189,000       219,173
  Harima Chemicals, Inc................................        37,000       188,443
  *#Hayashikane Sangyo Co., Ltd........................       128,000       109,320
  Hazama Corp..........................................        19,000        11,314
  Hibiya Engineering, Ltd..............................        12,000        54,535
  Hisaka Works, Ltd....................................        48,000       242,962
  #Hisamitsu Pharmaceutical Co., Inc...................        69,000       457,928
  #Hitachi Electronics, Ltd............................       100,000       595,495
  Hitachi Medical Corp.................................        11,000        99,119
  Hitachi Plant Engineering & Construction Co., Ltd....       229,000       644,161
  #Hitachi Seiki Co., Ltd..............................       141,000       249,685
  Hochiki Corp.........................................        42,000       139,205
  *Hodogaya Chemical Co., Ltd..........................       100,000       150,441
  *Hohsui Corp.........................................        56,000        69,767
  Hokkai Can Co., Ltd., Tokyo..........................       127,000       260,717
  *#Hokkaido Bank, Ltd.................................       100,000        97,943
  #Hokkaido Gas Co., Ltd...............................        87,000       202,460
  Hokko Chemical Industry Co., Ltd.....................        41,000        98,625
  *Hoko Fishing Co., Ltd...............................        79,000        69,947
  Hokuriku Electric Industry Co., Ltd..................       112,000       187,800
  Hokuriku Electrical Construction Co., Ltd............        36,000       115,087
  Honen Corp...........................................       128,000       240,705
  #Horiba, Ltd.........................................        54,000       550,049
  *Hosiden Corp........................................        37,000       321,802
  Hosokawa Micron Corp.................................        40,000       272,674
  #Howa Machinery, Ltd.................................       181,000       280,807
  Ichida and Co., Ltd..................................        78,000       116,733
  Ichikawa Co., Ltd....................................        49,000        89,073
  Ichiken Co., Ltd.....................................        48,000        56,415
  #Ichikoh Industries, Ltd.............................       141,000       309,344
  #Idec Izumi Corp.....................................        60,000       282,076
  Ihara Chemical Industry Co., Ltd.....................        80,000       413,712
  *Iino Kaiun Kaisha, Ltd..............................       161,000       312,854
  #Ikegai Corp.........................................        90,000       119,882
  Ikegami Tsushinki Co., Ltd...........................       102,000       336,470
  #Inabata and Co., Ltd., Osaka........................        85,000       352,987
  Inageya Co., Ltd.....................................        80,000       608,031
  #Intec, Inc..........................................        73,000       565,696
  *Inui Steamship Co., Ltd.............................        31,000        31,334
  #Ishii Iron Works Co., Ltd...........................        52,000       103,491
  *#Ishikawa Seisakusho, Ltd...........................        75,000        81,685
  Ishizuka Glass Co., Ltd..............................        49,000        95,984
  Itochu Fuel Corp.....................................       192,000       535,569
  Itoki Crebio Corp....................................        56,000       146,993
  Iwasaki Electric Co., Ltd............................       110,000       187,894
  *Iwatsu Electric Co., Ltd............................       145,000       180,646
  Izumi Co., Ltd.......................................        19,000       111,060
                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Izutsuya Co., Ltd...................................       118,000  $    165,500
  #JDC Corp............................................       256,000        94,276
  JMS Co., Ltd.........................................        59,000       175,671
  *#Janome Sewing Machine Co., Ltd.....................       224,000       114,084
  Japan Aircraft Manufacturing Co., Ltd................        70,000       126,699
  Japan Aviation Electronics Industry, Ltd.............        25,000       140,451
  Japan Carlit Co., Ltd................................        28,000       122,641
  *Japan Coated Paper Manufacturing Co., Ltd...........       132,000       124,114
  Japan Digital Laboratory Co., Ltd....................        49,500       643,839
  Japan Foundation Engineering Co., Ltd................         9,000        69,109
  *#Japan Metals & Chemicals Co., Ltd..................       201,000       211,040
  Japan Oil Transportation Co., Ltd....................        45,000        86,033
  Japan Paperboard Industries Co., Ltd., Tokyo.........        91,000       136,188
  Japan Pulp and Paper Co., Ltd........................       281,000       944,556
  *Japan Steel Works, Ltd..............................        81,000        90,758
  Japan Transcity Corp.................................        90,000       213,673
  Japan Vilene Co., Ltd................................       101,000       250,868
  Japan Wool Textile Co., Ltd..........................        27,000       120,799
  Jeol, Ltd............................................        97,000       356,458
  #Joban Kosan Co., Ltd................................       101,000       190,723
  Joshin Denki Co., Ltd................................        98,000       289,489
  *#Jujiya Co., Ltd....................................       161,000       151,381
  Juken Sangyo Co., Ltd................................        86,000       316,709
  Juki Corp............................................       153,000       317,689
  Kagawa Bank, Ltd.....................................       149,350       807,455
  Kagome Co., Ltd......................................       137,000       729,951
  Kahma Co., Ltd.......................................         7,000        38,503
  Kaken Pharmaceutical Co., Ltd........................       138,000       322,225
  *Kakuei (L.) Corp....................................       100,000        62,684
  #Kamei Corp..........................................        59,000       442,876
  #Kanaden Corp........................................        50,000       227,620
  Kanagawa Chuo Kotsu Co., Ltd.........................        90,000       388,560
  Kanematsu Corp.......................................        84,000       100,701
  #Kanematsu Electronics, Ltd..........................        38,000       159,593
  Kanematsu-NNK Corp...................................         3,000        21,156
  *#Kankaku Securities Co., Ltd........................       170,000       119,882
  *#Kansai Kisen Kaisha................................       184,000       115,338
  Kansei Corp..........................................        93,000       551,624
  Kanto Auto Works, Ltd., Yokosuka.....................       122,000       387,150
  #Kanto Bank, Ltd.....................................        13,400       111,295
  Kanto Denka Kogyo Co., Ltd...........................        83,000       260,787
  Kanto Natural Gas Development Co., Ltd...............       104,000       374,848
  *#Kanto Special Steel Works, Ltd.....................        84,000        92,803
  Kasho Co., Ltd., Tokyo...............................        46,000       432,517
  #Kasumi Co., Ltd.....................................       105,000       416,298
  Katakura Industries Co., Ltd.........................        49,000       275,283
  Kato Works Co., Ltd..................................        82,000       141,352
  Katsumura Construction Co., Ltd......................        48,600        59,405
  Kawada Industries, Inc...............................        76,000       125,054
  Kawai Musical Instruments Manufacturing Co., Ltd.....        99,000       119,459
  *Kawashima Textile Manufacturers, Ltd................       126,000       187,581
  Kawasho Corp.........................................       229,000       326,566
  #Keihin Co., Ltd.....................................       100,000       242,899
  #Keiyo Co., Ltd......................................       113,000       546,296

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Kenwood Corp........................................        42,000  $    105,967
  Kimmon Manufacturing Co., Ltd........................        41,000        64,251
  #Kimura Chemical Plants Co., Ltd.....................        27,000        49,716
  *Kinki Nippon Tourist Co., Ltd.......................       101,000       308,639
  #Kinki Sharyo Co., Ltd., Nagaokakyo..................       101,000       160,650
  #Kinseki, Ltd........................................        61,000       415,828
  *Kinsho-Mataichi Corp................................        42,000        49,692
  *Kinugawa Rubber Industrial Co., Ltd.................        83,000        76,090
  *Kioritz Corp........................................        96,000       139,910
  Kita-Nippon Bank, Ltd................................        14,306       652,387
  Kitagawa Iron Works Co., Ltd.........................       124,000       202,092
  #Kitano Construction Corp............................       116,000       205,414
  Kitz Corp............................................       257,000       378,578
  #Koa Corp............................................        73,000       772,184
  Koatsu Gas Kogyo Co., Ltd............................        78,000       210,852
  *#Kobe Kiito Co., Ltd................................        53,000        38,621
  Kokune Corp..........................................        42,000        37,187
  Kokusai Kogyo Co., Ltd...............................        60,000       236,474
  Komai Tekko, Inc.....................................        53,000       137,042
  Komatsu Construction Co., Ltd........................        29,000        31,812
  Komatsu Forklift Co., Ltd............................       168,000       394,907
  Komatsu Seiren Co., Ltd..............................        75,000       416,650
  #Komatsu Zenoah Co...................................        75,000       128,110
  Kosei Securities Co., Ltd............................       137,000       251,189
  Krosaki Corp.........................................        96,000       147,432
  Kumiai Chemical Industry Co., Ltd., Tokyo............       153,000       288,917
  Kurabo Industries, Ltd...............................        78,000       110,010
  Kuraya Corp..........................................        11,000        74,123
  #Kyodo Shiryo Co., Ltd...............................       145,000       169,285
  Kyoei Tanker Co., Ltd................................        53,000        53,986
  Kyokuto Kaihatsu Kogyo Co., Ltd......................         3,300        13,239
  *#Kyokuyo Co., Ltd...................................       167,000       251,236
  Kyosan Electric Manufacturing Co., Ltd...............        94,000       279,882
  #Kyowa Leather Cloth Co., Ltd........................        32,000       162,977
  #Kyushu Bank, Ltd....................................       146,000       463,310
  Life Corp............................................        83,000       370,695
  MR Max Corp..........................................         9,300        36,799
  Maezawa Industries, Inc..............................         5,700        66,100
  Magara Construction Co., Ltd.........................        61,000        68,349
  *#Marudai Food Co., Ltd..............................       232,000       519,898
  #Maruei Department Store Co., Ltd....................        72,000       242,586
  Maruetsu, Inc........................................        43,000       126,684
  Maruha Corp..........................................        87,000        96,799
  #Marusan Securities Co., Ltd.........................       154,000       458,531
  #Maruwn Corp.........................................        44,000       328,212
  *Maruyama Manufacturing Co., Inc.....................        73,000        86,370
  Maruzen Co., Ltd.....................................       179,000       504,917
  Maruzen Showa Unyu Co., Ltd..........................       192,000       461,853
  Matsui Construction Co., Ltd.........................        40,000       112,204
  Matsuo Bridge Co., Ltd...............................        37,000        60,592
  Matsuya Co., Ltd.....................................        74,000       205,258
  *Meiji Shipping Co., Ltd.............................        47,000        82,492
  Meisei Industrial Co., Ltd...........................        29,000        49,309
  #Meito Sangyo Co., Ltd...............................        38,000       345,387
  *Meiwa Trading Co., Ltd..............................        55,000       157,297
  Melco, Inc...........................................         8,000       118,472
  Mercian Corp.........................................        42,000       147,761
  Misawa Homes Co., Ltd................................        37,000       114,225
  #Misawa Resort Co., Ltd..............................        40,000       285,211
  #Mitsuba Corp........................................        67,000       383,232
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Mitsubishi Cable Industries, Ltd.....................        56,000  $    129,442
  Mitsubishi Kakoki Kaisha, Ltd........................       117,000       200,768
  Mitsubishi Pencil Co., Ltd...........................        61,000       540,098
  Mitsubishi Plastics, Inc.............................        63,000       111,068
  *Mitsubishi Shindoh Co., Ltd.........................        82,000       134,927
  *Mitsubishi Steel Manufacturing Co., Ltd.............       253,000       342,950
  Mitsuboshi Belting, Ltd..............................       153,000       371,636
  Mitsui Construction Co., Ltd.........................       314,000       287,859
  Mitsui Home Co., Ltd.................................        19,000       104,212
  Mitsui Matsushima Co., Ltd...........................        90,000       112,831
  *#Mitsui Mining Co., Ltd.............................       225,000       262,684
  #Mitsui Sugar Co., Ltd...............................       116,000       192,690
  Mitsuuroko Co., Ltd..................................       106,000       373,751
  Miura Co., Ltd.......................................        65,000       718,119
  Miyaji Iron Works Co. Ltd............................        90,000       121,293
  *Miyakoshi Corp......................................        18,000        14,809
  Miyazaki Bank, Ltd...................................       125,420       486,448
  #Miyoshi Oil & Fat Co., Ltd..........................       120,000       225,661
  Miyuki Keori Co., Ltd................................        50,000       203,722
  *Morinaga & Co., Ltd.................................        77,000       106,186
  Morita Corp..........................................        72,000       160,784
  *Morozoff, Ltd., Osaka...............................        50,000       121,450
  Mory Industries, Inc.................................        66,000       128,251
  Mos Food Services, Inc...............................        10,000       129,285
  *#Mutoh Industries, Ltd..............................        61,000        67,393
  *Mutow Co., Ltd......................................        38,000       133,986
  NOF Corp.............................................        54,000       121,434
  Nabco, Ltd...........................................       120,000       230,362
  *Nachi-Fujikoshi Corp................................        65,000       123,761
  *#Nagasakiya Co., Ltd. (Tokyo).......................       231,000       255,209
  Nagatanien Co., Ltd..................................        53,000       323,918
  Naigai Co., Ltd......................................       109,000       192,165
  Nakabayashi Co., Ltd.................................        92,000       260,952
  Nakamuraya Co., Ltd..................................        85,000       252,419
  #Nakano Corp.........................................        66,000        74,468
  Nakayama Steel Works, Ltd............................       206,000       356,717
  *National Securities Co., Ltd........................       146,000       121,261
  *Navix Line, Ltd.....................................       119,000       114,688
  Nemic-Lambda K.K.....................................         5,000        71,303
  Neturen Co., Ltd., Tokyo.............................        67,000       209,990
  *New Japan Securities Co., Ltd.......................       125,000       104,799
  Nichia Steel Works, Ltd..............................        64,900       172,897
  #Nichias Corp........................................       237,000       505,105
  #Nichiban Co., Ltd...................................        58,000       163,604
  *#Nichiboshin, Ltd...................................       119,000        72,729
  Nichiha Corp.........................................         9,000        70,519
  Nichimo Co., Ltd.....................................        54,000        87,585
  Nichimo Corp.........................................        85,000        86,582
  Nichireki Co., Ltd...................................        44,000       133,077
  Nichiro Corp.........................................       289,000       403,071
  Nifco, Inc...........................................       114,000       769,081
  *#Nihon Kentetsu Co., Ltd............................        27,000        70,872
  Nihon Kohden Corp....................................        85,000       304,368
  #Nihon Matai Co., Ltd................................        50,000       129,285
  *#Nihon Nohyaku Co., Ltd.............................       103,000       250,186
  #Nihon Nosan Kogyo K.K...............................       201,000       247,263
  Nihon Parkerizing Co., Ltd...........................        92,000       259,510
  *Nihon Spindle Manufacturing Co., Ltd................        56,000       111,890
  Nihon Tokushu Toryo Co., Ltd.........................        35,000        68,560
  Niigata Chuo Bank, Ltd...............................       130,000       300,490

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Niigata Engineering Co., Ltd........................       602,000  $    325,469
  Nikken Chemicals Co., Ltd............................       130,000       427,816
  Nikkiso Co., Ltd.....................................       114,000       502,895
  Nikko Co., Ltd., Akashi..............................        65,000       164,505
  Nippon Beet Sugar Manufacturing Co., Ltd.............       291,000       522,147
  Nippon Carbide Industries Co., Inc., Tokyo...........       101,000       312,595
  *Nippon Carbon Co., Ltd..............................       177,000       328,690
  Nippon Chemi-Con Corp................................       218,000       710,582
  Nippon Chemical Industrial Co., Ltd..................       131,000       431,107
  #Nippon Chemiphar Co., Ltd...........................        49,000       103,663
  #Nippon Chutetsukan KK...............................        44,000        89,638
  *Nippon Columbia Co., Ltd............................        99,000       165,226
  #Nippon Concrete Industries Co., Ltd.................        65,000       118,159
  Nippon Conlux Co., Ltd...............................        63,000       259,158
  *#Nippon Conveyor Co., Ltd...........................        43,000        56,266
  Nippon Denko Co., Ltd................................       159,000       198,088
  #Nippon Densetsu Kogyo Co., Ltd......................       118,000       416,063
  *#Nippon Electric Industry Co., Ltd..................        67,000        89,246
  #Nippon Felt Co., Ltd................................        28,000        75,690
  Nippon Flour Mills Co., Ltd..........................        54,000       126,934
  *Nippon Formula Feed Manufacturing Co., Ltd..........       100,000       132,419
  Nippon Gas Co., Ltd..................................        62,000       225,896
  Nippon Hume Pipe Co., Ltd............................        43,000       107,816
  *Nippon Kasei Chemical Co., Ltd......................       113,000       115,988
  #Nippon Kinzoku Co., Ltd.............................        93,000       142,096
  Nippon Koei Co., Ltd., Tokyo.........................       146,000       329,465
  #Nippon Koshuha Steel Co., Ltd.......................       151,000       140,795
  *#Nippon Lace Co., Ltd...............................        26,000        21,798
  Nippon Metal Industry Co., Ltd.......................       310,000       434,789
  #Nippon Pipe Manufacturing Co., Ltd..................        35,000        71,303
  #Nippon Piston Ring Co., Ltd.........................       133,000       227,181
  Nippon Road Co., Ltd.................................       147,000       190,049
  #Nippon Sharyo, Ltd..................................        42,000       139,534
  Nippon Shinyaku Co., Ltd.............................       133,000       703,428
  Nippon Signal Co., Ltd...............................       109,000       445,822
  *Nippon Steel Chemical Co., Ltd......................        73,000        92,090
  *Nippon Suisan Kaisha, Ltd...........................        86,000       123,314
  Nippon Synthetic Chemical Industry Co., Ltd..........       152,000       273,928
  Nippon Thompson Co., Ltd.............................       109,000       615,781
  Nippon Valqua Industries, Ltd........................       119,000       200,470
  *Nippon Yakin Kogyo Co., Ltd.........................       243,000       215,154
  #Nippon Yusoki Co., Ltd..............................        49,000       150,503
  Nissan Construction Co., Ltd.........................       128,000       185,544
  Nissan Shatai Co., Ltd...............................         4,000        12,819
  *#Nisseki House Industry Co., Ltd....................       260,000       301,508
  Nissha Printing Co., Ltd.............................        81,000       559,146
  Nisshin Oil Mills, Ltd...............................        42,000       120,447
  Nissin Corp..........................................       150,000       392,556
  Nissin Electric Co., Ltd.............................       205,000       449,755
  Nitsuko Corp.........................................       157,000       500,678
  Nittetsu Mining Co., Ltd.............................       147,000       689,935
  #Nitto Chemical Industry Co., Ltd....................       116,000       210,868
  Nitto Flour Milling Co., Ltd.........................        54,000       114,241
  #Nitto Seiko Co., Ltd................................        56,000       118,472
  *Nitto Seimo Co., Ltd................................        32,000        37,861
  Nittoc Construction Co., Ltd.........................        61,000       160,595
  #Nohmi Bosai, Ltd....................................        59,000       318,981
  Noritz Corp..........................................        15,000       107,542
                                                               SHARES        VALUE+
                                                         ------------  ------------
  North Pacific Bank, Ltd..............................       170,000  $    612,733
  *Nozaki and Co., Ltd.................................        56,000        43,879
  *O-M, Ltd............................................        46,000        95,514
  *OKK Corp............................................       101,000       150,362
  Obayashi Road Corp...................................        65,000       115,612
  Odakyu Construction Co., Ltd.........................        29,000        70,214
  *Odakyu Real Estate Co., Ltd.........................        58,000        98,617
  Ohki Corp............................................        73,000       108,678
  *Ohkura Electric Co., Ltd............................        34,000        62,605
  Okabe Co., Ltd.......................................        39,000       184,878
  Okamoto Industries, Inc..............................        44,000       104,807
  *Okasan Securities Co., Ltd..........................       379,000       469,203
  #Oki Electric Cable Co., Ltd.........................        56,000        96,533
  *Okuma and Howa Machinery, Ltd.......................        69,000       135,162
  *#Okura and Co., Ltd.................................       228,000       437,689
  Okura Industrial Co., Ltd............................        96,000       206,856
  *#Ono Sokki Co., Ltd.................................        43,000       181,939
  Optec Dai-Ichi Denko Co., Ltd........................       178,000       206,417
  Organo Corp..........................................       101,000       408,353
  Oriental Construction Co., Ltd.......................         8,000        51,401
  Origin Electric Co., Ltd.............................        54,000       291,526
  Osaka Oxygen Industries, Ltd.........................       190,000       282,860
  #Osaki Electric Co., Ltd.............................        56,000       146,993
  Pacific Industrial Co., Ltd..........................        78,000       224,298
  *Pacific Metals Co., Ltd.............................       299,000       342,049
  Parco Co., Ltd.......................................        82,000       378,437
  *#Pasco Corp.........................................       150,000       550,049
  Pilot Corp...........................................        32,000       127,373
  #Pokka Corp..........................................        48,000       195,573
  #Press Kogyo Co., Ltd................................       143,000       178,155
  *Prima Meat Packers, Ltd.............................       230,000       236,082
  Raito Kogyo Co., Ltd.................................       101,700       567,368
  Rasa Industries, Ltd.................................       119,000       416,791
  Renown Look, Inc.....................................        50,000        60,725
  *Renown, Inc.........................................       154,000       115,839
  Rheon Automatic Machinery Co., Ltd...................        40,000       134,770
  Rhythm Watch Co., Ltd................................       298,000       490,343
  #Riken Corp..........................................       193,000       430,989
  #Riken Vinyl Industry Co., Ltd.......................       123,000       479,953
  #Rohto Pharmaceutical Co., Ltd.......................        92,000       702,840
  #Ryobi, Ltd..........................................       218,000       567,099
  Ryoden Trading Co., Ltd..............................        80,000       292,106
  Ryoyo Electro Corp...................................        62,000       655,828
  S.T. Chemical Co., Ltd...............................        48,000       191,812
  SMK Corp.............................................       127,000       367,193
  *SS Pharmaceutical Co., Ltd., Tokyo..................       255,000       819,197
  SXL Corp.............................................       148,000       403,557
  Saeki Kensetsu Kogyo Co., Ltd........................        71,000        63,976
  Sagami Co., Ltd......................................        60,000       165,015
  Sakai Chemical Industry Co., Ltd.....................       184,000       529,113
  Sakai Heavy Industries, Ltd..........................        60,000       149,500
  Sakai Ovex Co., Ltd..................................        85,000       149,187
  #Sakata Inx Corp.....................................        92,000       390,707
  Sakurada Co., Ltd....................................        38,000        49,426
  San-Ai Oil Co., Ltd..................................       118,000       259,808
  Sankei Building Co., Ltd.............................        97,000       305,536
  Sanko Metal Industrial Co., Ltd., Tokyo..............        54,000        67,698
  Sankyo Aluminum Industry Co., Ltd....................        73,000        83,510
  *#Sankyo Seiki Manufacturing Co., Ltd................        87,000       613,516
  Sankyo Seiko Co., Ltd................................        86,000       185,309

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sankyu, Inc., Tokyo..................................        82,000  $    118,864
  *Sanrio Co., Ltd.....................................        61,000       391,929
  *#Sansui Electric Co., Ltd...........................       353,000       160,423
  Sanyo Industries, Ltd., Tokyo........................        48,000       112,831
  Sanyo Special Steel Co., Ltd.........................       339,000       424,995
  Sasaki Glass Co., Ltd................................        56,000        81,614
  Sasebo Heavy Industries Co., Ltd., Tokyo.............       257,000       338,304
  #Sata Construction Co., Ltd., Gumma..................        61,000        97,982
  #Sato Kogyo Co., Ltd.................................        34,000        22,644
  Sato Shoji Corp......................................        31,000       136,023
  *Sawafugji Electric Co., Ltd.........................        31,000        58,296
  Seika Corp...........................................       145,000       306,758
  *Seikitokyu Kogyo Co., Ltd...........................        86,000        66,711
  Seiren Co., Ltd......................................        81,000       142,801
  Seiyo Food Systems, Inc..............................       150,000       661,704
  Sekisui Jushi Co., Ltd...............................        93,000       523,205
  Sekisui Plastics Co., Ltd............................       150,000       258,570
  Senko Co., Ltd.......................................       205,000       436,905
  Senshukai Co., Ltd...................................        71,000       298,186
  *#Settsu Corp........................................       324,000       274,178
  Shibaura Engineering Works Co., Ltd..................        45,000        92,027
  Shibusawa Warehouse Co., Ltd.........................       119,000       354,319
  Shibuya Kogyo Co., Ltd...............................        54,000       448,501
  *Shikibo, Ltd........................................       155,000       132,380
  #Shikoku Chemicals Corp..............................        89,000       225,943
  Shimizu Bank, Ltd....................................        18,200       909,822
  Shimura Kako Co., Ltd................................        55,000        94,809
  Shin Nippon Air Technologies Co., Ltd................        37,180       168,967
  #Shin-Etsu Polymer Co., Ltd..........................       143,000       557,994
  #Shin-Kobe Electric Machinery Co., Ltd...............        71,000       172,458
  #Shinagawa Fuel Co., Ltd.............................       160,000       626,836
  Shinagawa Refractories Co., Ltd......................       116,000       463,546
  *#Shinko Electric Co., Ltd...........................       257,000       545,716
  Shinko Shoji Co., Ltd................................        41,000       258,930
  Shinmaywa Industries, Ltd............................        34,000       111,357
  #Shinsho Corp........................................       110,000       150,833
  *#Shintom Co., Ltd...................................        53,000        82,225
  *#Shinwa Kaiun Kaisha, Ltd...........................       238,000       255,483
  Shinyei Kaisha.......................................        54,000        65,583
  Shiroki Co., Ltd.....................................       132,000       273,050
  Shoko Co., Ltd.......................................       156,000       206,574
  *#Shokusan Jutaku Sogo Co., Ltd......................       207,000        82,719
  #Showa Corp..........................................       117,000       825,073
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......        63,000       131,800
  #Showa Highpolymer Co., Ltd..........................        79,000       272,360
  *#Showa Line, Ltd....................................       438,000       223,075
  Showa Sangyo Co., Ltd................................       185,000       327,600
  *#Silver Seiko, Ltd..................................        87,000        67,487
  #Sintokogio, Ltd., Nagoya............................       118,000       447,499
  Soda Nikka Co., Ltd..................................        35,000        69,931
  *#Sogo Co., Ltd......................................       263,000       459,542
  Sokkisha Co., Ltd....................................        40,000       114,398
  #Sotetsu Rosen Co., Ltd..............................        42,000       192,517
  Star Micronics Co., Ltd..............................        84,000       268,537
  #Subaru Enterprise Co., Ltd..........................        36,000       132,012
  Suminoe Textile Co., Ltd.............................       142,000       222,527
  Sumisho Computer Systems Corp........................        12,000       206,856
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sumitomo Coal Mining Co., Ltd........................       107,000  $    146,719
  #Sumitomo Construction Co., Ltd......................       320,000       330,970
  *Sumitomo Corporation's Leasing, Ltd.................        35,000        82,272
  Sumitomo Densetsu Co., Ltd...........................         6,000        33,379
  #Sumitomo Light Metal Industries, Ltd................       527,000       478,997
  #Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................        78,000       305,583
  Sumitomo Seika Chemicals Co., Ltd....................       102,000       234,970
  Sun Wave Corp........................................        96,000       479,154
  SunTelephone Co., Ltd................................        65,000       224,094
  *#Suzutan Co., Ltd...................................        62,000        62,668
  #TYK Corp............................................        67,000       184,266
  Tabai Espec Corp.....................................        34,000       214,989
  Tadano, Ltd..........................................        23,000       102,182
  Taihei Dengyo Kaisha, Ltd............................        66,000       219,785
  Taihei Kogyo Co., Ltd................................       114,000       160,784
  *Taiheiyo Kaiun Co., Ltd.............................        72,000        50,774
  Taiheiyo Kouhatsu, Inc...............................        90,000        98,727
  *#Taiheiyo Securities Co., Ltd.......................       218,000        95,655
  Taikisha, Ltd........................................        72,000       823,663
  Taisei Fire & Marine Insurance Co., Ltd..............       118,000       355,965
  *Taisei Prefab Construction Co., Ltd.................       134,000       128,094
  Taisei Rotec Corp....................................       127,000       224,893
  #Taito Co., Ltd......................................        70,000       180,999
  Taiyo Toyo Sanso Co., Ltd............................       256,000       483,416
  *Taka-Q Co., Ltd.....................................        77,000        53,696
  Takada Kiko Co., Ltd.................................        31,000       100,074
  Takaoka Electric Manufacturing Co., Ltd., Tokyo......       156,000       256,690
  Takara Co., Ltd......................................        39,000       110,010
  *Takarabune Corp.....................................        52,000       185,387
  #Takasago International Corp.........................       179,000       827,502
  *#Takasaki Paper Manufacturing Co., Ltd..............       157,000       116,866
  #Takashima & Co., Ltd................................        60,000       139,158
  #Takiron Co., Ltd....................................       153,000       383,624
  Tamura Corp..........................................       137,000       534,582
  #Tamura Electric Works, Ltd..........................        74,000       237,728
  #Tasaki Shinju Co., Ltd..............................        53,000       174,417
  *#Tateho Chemical Industries Co., Ltd................       106,000        90,531
  Tatsuta Electric Wire & Cable Co., Ltd...............       106,000       216,776
  *#Tayca Corp.........................................        74,000        78,276
  *#Teac Corp..........................................       109,000       331,377
  #Teijin Seiki Co., Ltd...............................       138,000       506,045
  #Teikoku Hormone Manufacturing Co., Ltd..............        33,000       199,099
  *Teikoku Sen-I Co., Ltd..............................        39,000        78,229
  #Teikoku Tsushin Kogyo Co., Ltd......................        73,000       177,316
  Teisan K.K...........................................       219,000       499,346
  Tekken Corp..........................................       313,000       461,070
  Tenma Corp...........................................        60,000       695,788
  Tesac Corp...........................................        92,000        87,945
  The Daito Bank, Ltd..................................        16,000        50,899
  *Titan Kogyo K.K.....................................        36,000        76,161
  #Toa Corp............................................        57,000        91,557
  Toa Doro Kogyo Co., Ltd..............................        85,000       116,552
  *#Toa Steel Co., Ltd.................................       205,000       123,683

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Toa Wool Spinning & Weaving Co., Ltd................        73,000  $     96,666
  *#Tobishima Corp.....................................       100,000        47,013
  Tobu Store Co., Ltd..................................        71,000       145,755
  Tochigi Bank, Ltd....................................        77,000       425,951
  Tochigi Fuji Industrial Co., Ltd.....................        51,000       131,871
  Toda Kogyo Corp......................................        88,000       311,663
  Todentu Corp.........................................        57,000       171,949
  Toenec Corp..........................................       170,000       705,975
  *Toho Rayon Co., Ltd.................................       128,000       160,470
  #Toho Real Estate Co., Ltd...........................        98,000       513,708
  #Toho Zinc Co., Ltd..................................       205,000       634,476
  *Tohpe Corp..........................................        36,000       131,166
  Tohto Suisan Co., Ltd................................        54,000        86,315
  #Tokai Corp..........................................       108,000       433,269
  *Tokai Kanko Co., Ltd................................       132,000        81,708
  Tokai Maruman Securities Co., Ltd....................        99,000       142,731
  #Tokai Pulp Co., Ltd.................................        88,000       342,002
  Tokai Rika Co., Ltd..................................       139,000       446,543
  *Tokai Senko K.K., Nagoya............................        47,000        49,716
  Tokico, Ltd..........................................       189,000       380,592
  Tokimec, Inc.........................................       119,000       205,132
  Tokin Corp...........................................       101,000       791,381
  Toko Electric Corp...................................        39,000        95,036
  #Tokushu Paper Manufacturing Co., Ltd................        95,000       670,676
  *#Tokuyo City Bank, Ltd..............................       115,000         1,802
  Tokyo Denki Komusho Co., Ltd.........................        57,000       200,979
  #Tokyo Kikai Seisak..................................       157,400       758,480
  *Tokyo Nissan Auto Sales Co., Ltd....................        63,000       180,670
  #Tokyo Rakutenchi Co., Ltd...........................        92,000       223,467
  Tokyo Rope Manufacturing Co., Ltd....................       286,000       459,393
  *Tokyo Securities Co., Ltd...........................       193,000       161,810
  Tokyo Tanabe Co., Ltd., Tokyo........................       119,000       503,506
  *Tokyo Tekko Co., Ltd................................        67,000        63,522
  Tokyo Theatres Co., Inc., Tokyo......................       116,000       145,426
  *Tokyotokeiba Co., Ltd...............................        77,000       127,303
  Tokyu Car Corp.......................................       234,000       302,527
  #Tokyu Construction Co., Ltd.........................       356,000       284,521
  *Tokyu Hotel Chain Co., Ltd..........................       189,000       429,461
  #Tokyu Store Chain Corp..............................       133,000       640,901
  *Tokyu Tourist Corp..................................        38,000        56,572
  Toli Corp............................................       101,000       217,630
  Tomoe Corp...........................................        56,000        96,533
  *Tomoegawa Paper Co., Ltd............................        55,000       162,468
  Tomoku Co., Ltd......................................       203,000       361,066
  Tonami Transportation Co., Ltd.......................       173,000       338,883
  Topcon Corp..........................................        68,000       229,109
  Topre Corp...........................................        85,000       335,671
  Topy Industries, Ltd.................................        65,000       123,252
  Torishima Pump Manufacturing Co., Ltd., Osaka........        45,000       249,990
  Toshiba Engineering & Construction Co., Ltd..........       128,000       332,976
  *#Toshiba Machine Co., Ltd...........................       294,000       697,998
  Toshiba Tungaloy Co.,Ltd.............................       124,000       347,832
  Tosho Printing Co., Ltd..............................        94,000       232,744
  Tostem Viva Corp.....................................       119,000       289,050
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Totenko Co., Ltd.....................................        35,000  $     98,727
  Totetsu Kogyo Co., Ltd...............................        53,000        99,667
  Totoku Electric Co., Ltd., Tokyo.....................        62,000       140,881
  *#Towa Real Estate Development Co., Ltd..............       160,000        56,415
  Toyama Chemicals Co., Ltd............................       192,000       458,844
  Toyo Aluminium K.K...................................        81,000       253,869
  #Toyo Chemical Co., Ltd..............................        52,000       137,716
  #Toyo Construction Co., Ltd..........................       290,000       193,144
  Toyo Corp............................................        41,000       366,229
  *Toyo Electric Co., Ltd..............................        67,000        78,746
  Toyo Engineering Corp................................        31,000        39,593
  Toyo Exterior Co., Ltd...............................        18,000       130,460
  #Toyo Information System Co., Ltd....................        78,000     1,069,540
  Toyo Kanetsu K.K.....................................       206,000       148,498
  Toyo Radiator Co., Ltd...............................       104,000       183,350
  *Toyo Securities Co., Ltd............................       113,000       123,957
  Toyo Shutter Co., Ltd................................        77,000       209,959
  #Toyo Sugar Refining Co., Ltd........................        60,000        59,236
  Toyo Tire & Rubber Co., Ltd..........................       301,000       759,428
  #Toyo Umpanki Co., Ltd...............................       146,000       440,431
  Toyo Wharf & Warehouse Co., Ltd......................       118,000       198,786
  Tsubaki Nakashima Co., Ltd...........................       111,000       634,907
  Tsubakimoto Machinery & Engineering Co., Ltd.........        44,000        94,809
  Tsudakoma Corp.......................................       101,000       237,414
  *Tsugami Corp........................................       124,000       179,745
  Tsukamoto Co., Ltd...................................        44,000       111,357
  Tsukishima Kikai Co., Ltd............................         6,000        60,646
  #Tsumura & Co., Inc..................................       124,000       718,981
  #Tsurumi Manufacturing Co., Ltd......................        42,000       236,944
  Tsutsumi Jewelry Co., Ltd............................         5,000        61,900
  Tsutsunaka Plastic Industry Co., Ltd.................        71,000       228,090
  Uchida Yoko Co., Ltd.................................        72,000       164,733
  Ueki Corp............................................        47,000        73,653
  Uniden Corp..........................................        57,000       580,607
  Utoc Corp............................................        38,000        59,252
  Wakachiku Construction Co., Ltd......................       194,000       199,130
  #Wakamoto Pharmaceutical Co., Ltd....................        48,000       125,618
  #Yahagi Construction Co., Ltd........................        59,000       231,146
  *Yahagi Iron Co., Ltd................................        40,000       128,501
  Yamamura Glass Co., Ltd..............................       213,000       403,886
  #Yamatane Corp.......................................       131,000       225,818
  *#Yamatane Securities Co., Ltd.......................       203,000       141,563
  Yamato International, Inc............................        43,000        59,636
  *#Yamazen Co., Ltd...................................       140,000       290,695
  Yokogawa Bridge Corp.................................        70,400       242,711
  *Yokohama Matsuzakaya, Ltd...........................        27,000        35,965
  Yokohama Reito Co., Ltd..............................        84,000       677,924
  Yomeishu Seizo Co., Ltd..............................        46,000       244,733
  #Yomiuri Land Co., Ltd...............................       157,000       430,558
  Yondenko Corp........................................        58,800       230,362
  Yonekyu Corp.........................................         8,000       104,055
  Yoshihara Oil Mill, Ltd..............................        36,000        71,083
  #Yoshimoto Kogyo Co., Ltd............................        60,000       517,140
  *Yuasa Corp..........................................       375,000       473,066
  Yuasa Trading Co., Ltd...............................       174,000       289,034
  Yuken Kogyo Co., Ltd.................................        60,000       135,867

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Yurtec Corp..........................................        18,000  $    104,368
  #Zenchiku Co., Ltd...................................       126,000       194,492
  Zuken, Inc...........................................         7,000        49,363
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $390,173,449)..................................                 172,544,236
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $87,533).........................                      86,134
                                                                       ------------
TOTAL -- JAPAN
  (Cost $390,260,982)..................................                 172,630,370
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97
    (Collateralized by U.S. Treasury Notes 8.50%,
    11/15/00, valued at $7,408,875)
    to be repurchased at $7,299,314. (Cost
    $7,296,000)........................................  $      7,296     7,296,000
                                                                       ------------
TOTAL INVESTMENTS -- (102.6%)
  (Cost $397,556,982)++................................                 179,926,370
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-2.6%)
  Other Assets.........................................                     837,666
  Payable for Fund Shares Redeemed.....................                  (5,354,964)
  Other Liabilities....................................                     (66,638)
                                                                       ------------
                                                                         (4,583,936)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $175,342,434
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
HONG KONG -- (27.0%)
COMMON STOCKS -- (26.9%)
  ABC Communications (Holdings), Ltd...................       338,000  $     87,448
  ALCO Holdings, Ltd...................................       314,000        18,279
  ASM Pacific Technology, Ltd..........................       346,000       214,843
  *AWT World Transport Holdings, Ltd...................       250,800        10,220
  *Allied Group, Ltd...................................     4,622,000       454,410
  Allied Properties (Hong Kong), Ltd...................     1,280,000       127,498
  Anex International Holdings, Ltd.....................       152,000         9,045
  *Applied International Holdings, Ltd.................     1,243,000        49,847
  *Asia Commercial Holdings, Ltd.......................        72,800         4,662
  Asia Financial Holdings, Ltd.........................     1,729,179       438,430
  *Asia Securities International, Ltd..................       523,600        86,699
  #Asia Standard International Group, Ltd..............       890,000       185,362
  Associated International Hotels, Ltd.................       898,000       453,049
  Beauforte Investors Corp., Ltd.......................        72,000       121,082
  *Beijing Development (Hong Kong), Ltd................       166,000        37,150
  *Benelux International, Ltd..........................        30,000           539
  Bossini International Holdings, Ltd..................       122,000        17,992
  Burlingame International Co., Ltd....................       190,000        49,157
  Burwill Holdings, Ltd................................     1,480,000       204,856
  *#CCT Telecom Holdings, Ltd..........................       920,000        92,830
  *CIL Holdings, Ltd...................................       122,000        14,362
  CNT Group, Ltd.......................................       980,000        97,616
  Cafe de Coral Holdings, Ltd..........................       485,000        91,601
  *Capetronic International Holdings, Ltd..............        14,490         2,174
  Capital Asia, Ltd....................................       987,361        91,963
  Century City International Holdings, Ltd.............       542,056       114,999
  Champion Technology Holdings, Ltd....................     1,321,288       162,377
  Cheerful Holdings, Ltd...............................        94,000        20,672
  Chen Hsong Holdings, Ltd.............................     1,275,000       494,807
  Cheuk Nang Properties (Holdings), Ltd................       750,008       158,146
  Cheung Tai Hong Holdings, Ltd........................       332,000        17,609
  *Cheung Wah Development Co., Ltd.....................     1,286,000        47,412
  Chevalier (OA) International, Ltd....................     1,776,251       160,845
  Chevalier Construction Holdings, Ltd.................       131,203        11,881
  Chevalier Development International, Ltd.............       216,524        56,020
  Chevalier International Holdings, Ltd................     1,844,103       226,628
  China Aerospace International Holdings, Ltd..........       853,200       251,094
  *China Development Corp., Ltd........................     1,150,000        81,821
  *China Everbright Technology, Ltd....................       578,000       141,317
  #China Foods Holdings, Ltd...........................     1,232,000       434,292
  *China Investments Holdings, Ltd.....................       175,000        17,884
  China Motor Bus Co., Ltd.............................       114,200     1,063,660
  #China Pharmaceutical Enterprise and Investment
    Corp., Ltd.........................................       396,000        45,592
  *China Star Entertainment, Ltd.......................     1,602,000        36,474
  *China United (Holdings), Ltd........................       115,000         3,317
  China-Hong Kong Photo Products Holdings, Ltd.........       532,000       130,070
  Chinney Investments, Ltd.............................       220,000        45,251

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Chow Sang Sang Holdings International, Ltd...........     1,098,400  $    298,390
  *Chuang's China Investments, Inc.....................       820,000        21,427
  Chuang's Consortium International, Ltd...............     1,122,883        90,060
  Chun Wo Holdings, Ltd................................       169,400        21,476
  *Chung Hwa Devlopment Holdings, Ltd..................       891,425        25,254
  Climax International Co., Ltd........................       296,000        33,313
  Companion Building Material (Holdings), Ltd..........     1,193,514        44,002
  Companion Marble (Holdings), Ltd.....................        48,171         4,424
  Continental Holdings, Ltd............................        98,825         7,287
  #Continental Mariner Investment Co., Ltd.............       576,000       230,987
  Cosmos Machinery Enterprises, Ltd....................       500,000       109,957
  Crocodile Garments, Ltd..............................     1,539,000        89,589
  Cross Harbour Tunnel Co., Ltd........................       365,603       603,009
  *Culturecom Holdings, Ltd............................     2,161,000        54,792
  DC Finance (Holdings), Ltd...........................     1,080,000        74,046
  *Dah Hwa International Holdings,
    Ltd................................................       128,000        23,182
  *Daido Concrete (Hong Kong), Ltd.....................       223,000        29,425
  Dong-Jun Holdings, Ltd...............................       354,000        80,139
  *Dransfield Holdings, Ltd............................       190,000         4,916
  Dynamic Holdings, Ltd................................       158,000        36,382
  Easyknit International Holdings, Ltd.................       769,000        27,854
  #Egana International Holdings, Ltd...................     2,140,800       146,776
  Elec & Eltek International Holdings, Ltd.............     2,565,659     1,003,988
  Emporer (China Concept) Investments, Ltd.............       148,000        33,505
  Emporer International Holdings, Ltd..................       148,369        35,507
  *Englong International, Ltd..........................       130,000         5,045
  Esprit Holdings, Ltd.................................       202,000        65,981
  Essential Enterprises Co., Ltd.......................       320,000        40,982
  FPB Bank Holding Co., Ltd............................     1,399,520       324,068
  *Fairwood Holdings, Ltd..............................       426,000        18,737
  *Fairyoung Holdings, Ltd.............................       144,000        45,639
  Far East Consortium International, Ltd...............     1,592,235       220,392
  *Far East Holdings International, Ltd................        70,000         6,791
  *Far East Hotels & Entertainment, Ltd................     1,853,000       521,361
  *Firstone International Holdings, Ltd................       464,000        25,510
  Fong's Industries Co., Ltd...........................       174,000        15,531
  Fortei Holdings, Ltd.................................       242,000         9,079
  Fountain Set Holdings, Ltd...........................       346,000        60,872
  Four Seas Mercantile Holdings, Ltd...................       242,000       124,439
  Frankie Dominion International, Ltd..................       630,173        28,532
  *Fu Hui Jewelry Co. (Hong Kong), Ltd.................       232,000        24,310
  Furama Hotel Enterprises, Ltd........................       475,287     2,004,369
  Giordano International, Ltd..........................       598,000       156,650
  Gold Peak Industries (Holdings), Ltd.................     1,031,400       567,049
  Gold-Face Holdings, Ltd..............................       201,600        69,762
  *Golden Harvest Entertainment Holdings, Ltd..........       254,000        17,415

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Golden Power International Holdings, Ltd.............        34,000  $      6,509
  Golden Resources Development International, Ltd......       971,000       101,744
  Goldlion Holdings, Ltd...............................       693,000       226,360
  *Goldtron (Bermuda) Holdings, Ltd....................        51,111         3,504
  *Golik Holdings, Ltd.................................       114,000        19,761
  Grand Hotel Holdings, Ltd. Series A..................     1,333,000       422,474
  Grande Holdings, Ltd.................................       420,088       163,029
  Great Wall Electronic International, Ltd.............     3,159,034       224,761
  Group Sense (International), Ltd.....................       408,000        43,279
  H B International Holdings, Ltd......................       396,000        17,673
  HKCB Bank Holding Co., Ltd...........................       268,000       143,876
  *Hanny Holdings, Ltd.................................       383,280        47,598
  Harbour Centre Development, Ltd......................       375,000       375,956
  Harbour Ring International Holdings, Ltd.............     1,618,000        74,304
  *High Fashion International, Ltd.....................       178,000        12,434
  #Hon Kwok Land Investment Co.,
    Ltd................................................     2,290,145       479,935
  Hong Kong Building & Loan Agency,
    Ltd................................................       101,000        15,548
  Hong Kong Ferry (Holdings) Co., Ltd..................       771,300       997,763
  Hong Kong Parkview Group, Ltd........................     1,130,000       745,509
  Hop Hing Holdings, Ltd...............................       660,265        83,704
  Hsin Chong Construction Group, Ltd...................       456,224        82,035
  *#Hualing Holdings, Ltd..............................       358,000        32,881
  Huey Tai International, Ltd..........................       675,000        57,630
  Hung Hing Printing Group, Ltd........................       412,442       158,728
  Hwa Kay Thai Holdings, Ltd...........................     2,444,238        73,672
  IDT International, Ltd...............................     1,171,992        84,902
  IMC Holdings, Ltd....................................       604,000       230,496
  Ideal Pacific Holdings, Ltd..........................       200,000        24,579
  Innovative International (Holdings), Ltd.............       438,000        77,058
  Interform Ceramics Technologies, Ltd.................       364,000        46,146
  International Bank of Asia, Ltd......................       158,000        58,762
  International Pipe, Ltd..............................       642,726        97,278
  International Tak Cheung Holdings, Ltd...............       124,000        17,966
  *#Island Dyeing & Printing Co., Ltd..................       148,000       153,164
  JCG Holdings, Ltd....................................       378,333       154,166
  *Jinhui Holdings Co., Ltd............................       370,000        23,453
  Joyce Boutique Holdings, Ltd.........................       680,000        37,825
  K Wah International Holdings, Ltd....................     2,138,905       423,338
  KPI Co., Ltd.........................................       264,000        29,029
  KTP Holdings, Ltd....................................        90,200        22,870
  *Kader Holdings Co., Ltd.............................       545,600        29,643
  *Kantone Holdings, Ltd...............................       123,902        12,021
  Keck Seng Investments (Hong Kong), Ltd...............       572,400       128,100
  Kee-Shing Holdings Co., Ltd..........................       886,000        99,714
  King Fook Holdings, Ltd..............................     1,000,000        84,085
  Kingboard Chemical Holdings, Ltd.....................        98,000        22,059
  Kingmaker Footwear Holdings, Ltd.....................       194,000        15,058
  *Kong Sun Holdings, Ltd..............................       480,000        32,289
  *Kong Tai International Holdings Co., Ltd............       745,000        40,477
  *Kosonic International Holdings, Ltd.................       198,000         6,301
                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Kumagai Gumi Hong Kong, Ltd.........................       685,000  $    536,105
  Kwong Sang Hong International, Ltd...................       604,000       177,755
  Lai Sun Garment (International), Ltd.................       465,000       290,238
  Lai Sun Hotels International, Ltd....................       102,000         7,653
  *Lam Soon (Hong Kong), Ltd...........................       302,310        89,947
  *Lam Soon Food Industries, Ltd.......................        87,000        32,638
  Lamex Holdings, Ltd..................................       202,000        41,548
  Laws International Holdings, Ltd.....................       410,000        55,160
  Le Saunda Holdings, Ltd..............................       236,000        28,392
  Leefung-Asco Printers Holdings, Ltd..................       144,000        21,981
  *Leung Kee Holdings, Ltd.............................       354,000        12,593
  Li & Fung, Ltd.......................................       548,000       737,256
  #Lippo, Ltd..........................................       749,760       392,809
  Liu Chong Hing Investment, Ltd.......................       635,200       608,060
  *Luks Industrial Co., Ltd............................     1,793,212        98,588
  Lung Kee (Bermuda) Holdings, Ltd.....................        90,000        25,614
  *Magnificent Estates, Ltd............................     1,012,000        22,386
  *Magnum International Holdings, Ltd..................       300,000         9,314
  *Mansion Holdings, Ltd...............................       151,800         9,426
  Mansion House Group, Ltd.............................       698,200       108,384
  *Megga (S.) International Holdings, Ltd..............     1,513,400        59,711
  Melbourne Enterprises, Ltd...........................        45,500       279,582
  Melco International Development, Ltd.................       180,000        46,570
  *Millenium Group, Ltd................................     3,712,000       393,755
  Min Xin Holdings, Ltd................................       739,200       180,729
  Mingly Corp., Ltd....................................     4,032,600       772,060
  Moulin International Holdings, Ltd...................       815,887       106,600
  *Mui Hong Kong, Ltd..................................     1,230,000        30,232
  Nanyang Holdings, Ltd................................       125,000       134,212
  National Electronics Holdings, Ltd...................     1,324,000        70,222
  New Island Printing Holdings, Ltd....................       176,000        21,857
  Ngai Lik Industrial Holdings, Ltd....................       560,000       144,885
  *Ocean Information Holdings, Ltd.....................       122,000        15,782
  Onfem Holdings, Ltd..................................       222,000        32,452
  Orient Telecom & Technology Holdings, Ltd............        94,000        21,645
  *Oriental Metals Holdings Co., Ltd...................       319,800        28,131
  #Oriental Press Group, Ltd...........................       770,000       204,197
  Oxford Properties & Finance, Ltd.....................       110,000       139,451
  Pacific Rim Infrastructure Management Enterprises,
    Ltd................................................     1,757,560        63,661
  *Paramount Publishing Group, Ltd.....................       620,000       134,743
  Paul Y. ITC Construction Holdings, Ltd...............        16,610         2,149
  *Paul Y. Properties Group, Ltd.......................        50,440         3,132
  Peace Mark (Holdings), Ltd...........................     1,264,122        28,454
  Perfectech International Holdings, Ltd...............       187,500        33,472
  Pico Far East Holdings, Ltd..........................       232,000        59,723
  Playmate Toys Holdings, Ltd..........................       837,000        88,786
  Pokfulam Development Co., Ltd........................       234,000       115,028
  *#Poly Investments Holdings, Ltd.....................     2,670,000       310,855
  Prestige Properties Holdings, Ltd....................       965,000       129,827
  *Prod-Art Technology (Holdings),
    Ltd................................................       322,000        51,651
  QPL International Holdings, Ltd......................       318,000       197,457
  RNA Holdings, Ltd....................................        20,600         2,105
  Raymond Industrial, Ltd..............................       605,400        64,219
  *Rhine Holdings, Ltd.................................        64,000         2,401
  *Rivera Holdings, Ltd................................     3,160,000        87,888

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Ryoden Development, Ltd..............................       478,000  $     92,134
  Safety Godown Co., Ltd...............................       408,000       245,424
  San Miguel Brewery Hong Kong, Ltd....................       930,800       234,798
  Sea Holdings, Ltd....................................       286,000       148,914
  *Seapower International Holdings, Ltd................       260,000        72,313
  Seapower Resources International, Ltd................     2,528,000       241,999
  Semi-Tech (Global) Co., Ltd..........................     1,395,192       285,164
  Shaw Brothers Hong Kong, Ltd.........................       249,000       185,213
  Shell Electric Manufacturing (Holdings) Co., Ltd.....       990,000       195,943
  Shenyin Wanguo (Hong Kong), Ltd......................       322,500        45,891
  *#Shenzhen International Holdings, Ltd...............     1,865,000       226,783
  *#Shougang Concord Century Holdings, Ltd.............       302,000        23,831
  #Shougang Concord Grand (Group), Ltd.................       354,000        46,710
  #Shougang Concord International Enterprises Co.,
    Ltd................................................     1,466,000       182,058
  Shougang Concord Technology Holdings, Ltd............       995,914       128,833
  *Shun Ho Construction (Holdings), Ltd................     1,037,452        50,998
  *Shun Ho Resources Holdings, Ltd.....................       483,000        28,741
  *Shun Shing Holdings, Ltd............................       489,600       254,924
  #Silver Grant International Industries, Ltd..........       765,000       156,359
  Sime Darby Hong Kong, Ltd............................       418,000       243,329
  Sincere Co., Ltd.....................................       505,500        52,314
  Sing Tao Holdings, Ltd...............................       733,000       225,202
  *Singamas Container Holdings, Ltd....................       320,000        16,972
  South China Brokerage Co., Ltd.......................     4,060,000        70,378
  South China Industries, Ltd..........................     1,124,000       116,322
  *South China Strategic Investments, Ltd..............       857,400        61,003
  *South Sea Development Co., Ltd......................       578,158        33,656
  Southeast Asia Properties & Finance, Ltd.............       159,720        55,786
  *Star Telecom International Holdings, Ltd............       388,000       169,399
  Starlight International Holdings, Ltd................     1,049,034        66,495
  #Stelux Holdings International, Ltd..................       735,702        78,992
  *Styland Holdings, Ltd...............................     1,939,200        57,697
  *Sun Fook Kong Holdings, Ltd.........................     1,534,000       373,068
  Sun Hung Kai & Co., Ltd..............................     1,825,600       366,051
  Suwa International Holdings, Ltd.....................     1,062,000        42,588
  *Swank International Manufacturing Co., Ltd..........       638,000        69,327
  Tack Hsin Holdings, Ltd..............................       148,000        28,144
  Tai Cheung Holdings, Ltd.............................       327,000       141,709
  Tai Sang Land Development, Ltd.......................       458,984       163,281
  Tak Sing Alliance Holdings, Ltd......................     2,909,865       225,854
  Tak Wing Investment Holdings, Ltd....................       432,800        48,709
  Techtronic Industries Co., Ltd.......................       954,000       175,243
  #Tem Fat Hing Fung (Holdings), Ltd...................     4,120,000       442,364
  Termbray Industries International (Holdings), Ltd....       112,490       106,228
  Tern Properties Co., Ltd.............................        61,200        16,032
  Texwinca Holdings, Ltd...............................       556,000        88,468
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Tian An China Investments Co., Ltd...................     4,355,750  $    298,637
  Tian Teck Land, Ltd..................................     1,098,000       237,205
  Triplenic Holdings, Ltd..............................       388,000        91,852
  *Tristate Holdings, Ltd..............................       138,000        48,200
  Truly International Holdings, Ltd....................       214,000        35,711
  Tse Sui Luen Jewellry (International), Ltd...........     1,491,928       328,096
  Tung Fong Hung (Holdings), Ltd.......................     1,114,560        27,683
  Tungtex (Holdings) Co., Ltd..........................       976,000        94,692
  Tysan Holdings, Ltd..................................       369,600        57,374
  *UDL Holdings, Ltd...................................       474,000        38,630
  USI Holdings, Ltd....................................       928,999       201,896
  *Ultronics International Holdings, Ltd...............       168,000        14,344
  #Union Bank of Hong Kong, Ltd........................       633,623       737,696
  *Universal Appliances, Ltd...........................       710,000        22,594
  Varitronix International, Ltd........................       495,000       838,843
  Wah Ha Realty Co., Ltd...............................       278,600        62,349
  Wah Kwong Shipping Holdings, Ltd.....................       125,500        90,915
  *Wah Nam Group, Ltd..................................     1,934,800        31,286
  Wai Kee Holdings, Ltd................................       492,738        84,138
  Wing On Co. International, Ltd.......................       565,000       431,226
  Wing On International Holdings, Ltd..................        50,000        68,561
  Wing Shan International, Ltd.........................       406,000        52,521
  Winsor Industrial Corp., Ltd.........................       498,000       124,978
  Winsor Properties Holdings, Ltd......................       249,000       248,024
  *Wo Kee Hong (Holdings), Ltd.........................     1,944,000       104,363
  Wong's International (Holdings), Ltd.................     1,012,000       274,919
  *Wong's Kong King International (Holdings), Ltd......     1,139,600        38,329
  World Houseware (Holdings), Ltd......................       535,123        29,074
  YGM Trading, Ltd.....................................        70,000        43,918
  Yangtzekiang Garment Manufacturing Co., Ltd..........       405,000        62,870
  *Yaohan Food Processing & Trading Co., Ltd...........       124,000        10,747
  *Yaohan Hong Kong Corp., Ltd.........................       760,000        42,275
  Yaohan International Caterers, Ltd...................       512,000       107,960
  *Yaohan International Holdings, Ltd..................       974,000        76,859
  Yau Lee Holdings, Ltd................................       360,000        16,067
  *Yeebo International Holdings, Ltd...................        40,800         3,536
  *Yiu Wing International Holdings,
    Ltd................................................       282,000        30,643
  *Yoshiya International Corp., Ltd....................       612,300        38,020
  Yugang International, Ltd............................     1,326,000       111,496
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,347,707)...................................                  39,730,568
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Hong Kong Dollars
    (Cost $144,341)....................................                     144,472
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Applied International Holdings, Ltd. Rights
    12/09/97...........................................       497,200             0
  *Dransfield Holdings, Ltd. Rights....................        76,000             0
  *Far East Consortium International, Ltd. Warrants
    10/31/98...........................................       159,223         1,854
  *Far East Consortium International, Ltd. Warrants
    10/31/99...........................................        89,223         1,050
  *Frankie Dominiun International, Ltd. Warrants
    11/27/00...........................................       126,034           978
  *Gold Peak Industries (Holdings), Ltd. Warrants
    08/06/00...........................................       206,280        20,280

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Grande Holdings, Ltd. Warrants 10/15/00.............        84,017  $      6,521
  *KTP Holdings, Ltd. Warrants 09/30/99................        18,040           411
  *Millenium Group, Ltd. Warrants 06/30/99.............       165,600         4,284
  *Moulin International Holdings, Ltd. Warrants
    10/16/99...........................................        67,083         1,293
  *Ocean Information Holdings, Ltd. Warrants
    09/30/99...........................................        24,400         1,610
  *Orient Telecom & Technology Holdings, Ltd. Warrants
    12/31/00...........................................        18,800             0
  *Rhine Holdings, Ltd. Warrants 12/31/98..............         8,000           102
  *Shell Electric Manufacturing (Holdings) Co., Ltd.
    Warrants 05/31/99..................................       165,000         4,376
  *South China Strategic Investments, Ltd. Warrants
    09/10/98...........................................       128,610             0
  *Star Telecom International Holdings, Ltd. Warrants
    12/31/98...........................................        77,600             0
  *Sun Hung Kai Co., Ltd. Rights.......................       912,800         1,181
  *Yiu Wing International Holdings, Ltd. Warrants
    1998...............................................        28,200           120
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      44,060
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $52,492,048)...................................                  39,919,100
                                                                       ------------
AUSTRALIA -- (26.9%)
COMMON STOCKS -- (26.8%)
  AAPC, Ltd............................................       774,961       259,826
  *AWA, Ltd............................................       373,000       163,341
  Aberfoyle, Ltd.......................................       185,050       322,877
  Abigroup, Ltd........................................        54,710       112,304
  *Acacia Resources, Ltd...............................       294,603       211,658
  Adelaide Bank, Ltd...................................        53,711       183,756
  #Adelaide Brighton, Ltd..............................       243,923       233,662
  *Agen, Ltd...........................................        71,000         8,016
  *Airboss, Ltd........................................       274,800        11,282
  Allgas Energy, Ltd...................................        20,699       184,120
  Amalgamated Holdings, Ltd............................       207,560       830,819
  *Amity Oil NL........................................        34,527        22,207
  *An Feng Kingstream Steel, Ltd.......................        45,076        12,337
  *Aquarius Platinum NL................................        44,452        12,166
  *Ariadne Australia, Ltd..............................        75,114        23,642
  #Ashanti Goldfields Co., Ltd.........................        16,243       124,478
  #Ashton Mining, Ltd..................................       523,700       483,753
  Atkins Carlyle, Ltd..................................        60,966       179,376
  *Auridiam Consolidated NL............................        63,097         4,317
  *Aurora Gold, Ltd....................................       102,934       102,125
  Ausdoc Group, Ltd....................................        65,734        98,051
  *Ausdoc Group, Ltd. Issue 97.........................         5,362         8,255
  Ausdrill, Ltd........................................        32,318        17,912
  Australian Chemical Holdings, Ltd....................        61,900        92,332
  *Australian Kaolin, Ltd..............................       182,145        28,042
  Australian Oil & Gas Corp., Ltd......................        84,300       106,710
  Australian Provincial Newspaper Holdings, Ltd........       316,860       496,489
  *Australian Resources, Ltd...........................       141,446        15,001
  Avatar Industries, Ltd...............................        31,979        24,288
  BRL Hardy, Ltd.......................................       149,941       451,419
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Bank of Queensland, Ltd..............................       117,294  $    421,349
  *Beach Petroleum NL..................................       165,200        13,564
  *Beaconsfield Gold NL................................        23,206        15,878
  *Beyond International, Ltd...........................        54,450        61,474
  *#Biota Holdings, Ltd................................        82,600       166,728
  Blackmores, Ltd......................................        27,894        77,299
  *Bligh Oil & Minerals NL.............................        58,844        17,716
  *Boulder Group NL....................................        78,500        12,891
  Bridgestone Australia, Ltd...........................        49,000        98,907
  Buderim Ginger, Ltd..................................         7,300         4,945
  CIM Resources, Ltd...................................       209,281        37,948
  #Caltex Australia, Ltd...............................       111,008       345,599
  Campbell Brothers, Ltd...............................        40,379       135,381
  Campbell Brothers, Ltd. Issue 97.....................         9,601        32,190
  *Cape Range, Ltd.....................................       244,600        14,226
  Capral Aluminium, Ltd................................       383,995       722,546
  Carrington Cotton Corp., Ltd.........................        22,200        56,583
  *Centaur Mining & Exploration, Ltd...................       514,948       232,549
  Central Equity, Ltd..................................       123,243       118,059
  Central Norseman Gold Corp., Ltd.....................       409,800        92,532
  Centro Properties, Ltd...............................       229,519       351,782
  *Cityview Energy Corp., Ltd..........................         4,945         9,136
  *Clements Marshall Consolidated, Ltd.................         2,555           892
  Clifford Corp., Ltd..................................        69,664        23,357
  *Climax Mining, Ltd..................................       134,600        31,314
  Coal & Allied Industries, Ltd........................        11,250        55,231
  Computer Power Group, Ltd............................        47,260       109,946
  Computershare, Ltd...................................       102,440       269,859
  Consd Paper..........................................        20,952        37,274
  *Consolidated Gold NL................................       123,748         5,080
  Consolidated Rutile, Ltd.............................       399,003       136,507
  *Coolgardie Gold NL..................................       222,685         7,619
  *Coplex Resources NL.................................       231,400        53,833
  *Cortecs International, Ltd..........................       100,097       319,164
  Country Road, Ltd....................................        99,911       143,562
  Coventry Group, Ltd..................................        63,616       248,112
  Crane (G.E) Holdings, Ltd............................        71,674       664,520
  *Croesus Mining NL...................................        97,100        15,946
  Cudgen RZ, Ltd.......................................        36,650        16,300
  *Cultus Petroleum NL.................................       116,217       206,752
  *DJL, Ltd............................................       277,900         1,521
  Danks Holdings, Ltd..................................        10,425        51,359
  Davids Limited.......................................       521,562       271,223
  Delfin Property Group, Ltd...........................        24,747       105,830
  Delta Gold NL........................................       373,100       331,876
  *Denehurst, Ltd......................................        95,000         3,250
  *Devex, Ltd..........................................       205,364        47,776
  Devine, Ltd..........................................        39,566        17,597
  *Dominion Mining, Ltd................................       168,015        45,985
  ERG, Ltd.............................................       298,635       257,465
  *Eagle Mining Corp. NL...............................        48,026        98,584
  Eltin, Ltd...........................................       138,822       113,985
  *Emporer Mines, Ltd..................................       120,600        44,560
  Energy Developments, Ltd.............................        40,404        71,880
  *Energy Equity Corp., Ltd............................       320,488       195,168
  Energy Resources of Australia, Ltd. Series A.........       231,589       649,694
  *Equatorial Mining NL................................       864,290       100,535
  Evans Deakin Industries, Ltd.........................       196,596       517,896
  FAI Insurances, Ltd..................................       596,966       228,741
  FAI Life, Ltd........................................       201,219        95,000

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Finemore Holdings, Ltd...............................        60,000  $    106,741
  Fleetwood Corp., Ltd.................................        12,019        16,694
  Foodland Associated, Ltd.............................        96,144       723,639
  *Formulab Neuronetics Corp., Ltd.....................        74,250         7,621
  Forrester Parker Group, Ltd..........................        29,354        28,119
  #Futuris Corp., Ltd..................................       643,432       673,599
  GUD Holdings, Ltd....................................        73,576       195,836
  GWA International, Ltd...............................       150,645       273,154
  Gazal Corp., Ltd.....................................        25,365        23,430
  Gibson Chemical Industries, Ltd......................        36,300       211,122
  *Gold Mines of Australia, Ltd........................        55,307         6,244
  *Golden West Refining Corp., Ltd.....................        17,330         8,063
  Goldfields, Ltd......................................       282,605       158,563
  Gowing Bros., Ltd....................................        51,843        94,003
  Great Central Mines, Ltd.............................       162,502       166,785
  Gunns, Ltd...........................................        39,400        53,918
  Gwalia Consolidated, Ltd.............................       101,623        57,018
  Hancock and Gore, Ltd................................        20,233        19,105
  *Haoma Mining NL.....................................        98,816        10,649
  Harris Scarfe Holdings, Ltd..........................        24,800        48,362
  Harvey Norman Holdings, Ltd..........................       127,340       893,091
  *Harvey Norman Holdings, Ltd.
    Issue 97...........................................         5,094        36,424
  *Helix Resources NL..................................        25,000         7,185
  Henry Walker Group, Ltd..............................       168,957       231,214
  *Herald Resources, Ltd...............................        69,910        15,307
  Hills Industries, Ltd................................       176,000       242,056
  Hudson Conway, Ltd...................................        33,170       124,375
  *ISR Group, Ltd......................................        85,500        10,530
  Iama, Ltd............................................        95,057       146,344
  Incitec, Ltd.........................................       205,935       825,724
  *Intellect Holdings, Ltd.............................        23,840        17,454
  Ipoh, Ltd............................................       117,000       172,120
  *Johnson's Well Mining NL............................        20,000        47,212
  Joyce Corp., Ltd.....................................        12,640        12,411
  Jupiters, Ltd........................................       200,762       357,159
  Just Jeans Holdings, Ltd.............................        94,342       124,586
  KLZ, Ltd.............................................       106,594       176,504
  *Keycorp, Ltd........................................        36,542        75,010
  *Kidston Gold Mines, Ltd.............................       246,300        85,949
  *Kingsgate Consolidated NL...........................        12,587         6,029
  *Kresta Holdings, Ltd................................       189,000         8,341
  Kurts (Peter) Properties, Ltd........................       134,436       105,784
  Lemarne Corp., Ltd...................................        20,790        44,098
  MMI, Ltd.............................................       141,570       321,600
  *MRI Holdings, Ltd...................................        36,169        15,591
  MacMahon Holdings, Ltd...............................       192,179        61,803
  Magellan Petroleum Australia, Ltd....................        31,200        59,775
  Manettas, Ltd........................................        74,250        23,878
  Maryborough Sugar Factory, Ltd.......................           600         4,311
  *Matrix Telecommunications Group Series A............        99,300        38,389
  *McConnell Dowell Corp., Ltd.........................        27,438        39,426
  McGuigan (Brian) Wines, Ltd..........................        21,486        23,522
  McPherson's, Ltd.....................................        61,500        69,854
  *Meekatharra Minerals, Ltd...........................        70,200         9,126
  Memtec, Ltd..........................................        15,499       551,990
  Metal Manufactures, Ltd..............................       295,010       393,621
  Mirvac, Ltd..........................................       307,891       484,543
  *Mirvac, Ltd. Issue 97...............................        75,446       112,022
  Morgan and Banks, Ltd................................        19,097       128,056
  *Mosaic Oil NL.......................................       118,661        20,704
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Mount Kersey Mining NL..............................        73,076  $     46,001
  National Can Industries, Ltd.........................        97,016       155,999
  National Consolidated, Ltd...........................       396,328       109,829
  National Foods, Ltd..................................       533,577       788,602
  Nautronix, Ltd.......................................        26,064        21,757
  *Newcrest Mining, Ltd................................       127,708       127,579
  Normandy Mt. Leyshon, Ltd............................       133,376       135,066
  North Flinders Mines, Ltd............................        70,723       254,055
  Northern Building Society, Ltd.......................        11,694        18,884
  #OPSM Protector, Ltd.................................       289,801       743,598
  Oil Company of Australia, Ltd........................        51,800       106,331
  *Orbital Engine Corp., Ltd...........................       537,358       286,791
  *Oroton International, Ltd...........................        34,600        20,360
  PMP Communications, Ltd..............................       371,610       750,095
  Pacific BBA, Ltd.....................................       282,867       880,645
  Pacific Hydro, Ltd...................................        26,970        19,930
  *Pan Pacific Petroleum NL............................       327,800        33,644
  Parbury, Ltd.........................................       163,809        51,559
  *Payce Consolidated, Ltd.............................        18,000         9,484
  Penfold (W.C.), Ltd..................................        14,100        15,436
  *Peptide Technology, Ltd.............................       176,600        21,146
  *Perilya Mines NL....................................       123,500        21,126
  Permanent Trustee Co., Ltd...........................        14,000        56,518
  Petaluma, Ltd........................................        11,319        30,980
  *Petroz NL...........................................       308,910       196,572
  *Petsec Energy, Ltd..................................        97,992       348,659
  Pirelli Cables Australia, Ltd........................        40,420        18,254
  Plutonic Resources, Ltd..............................       123,754       180,362
  *Polartechnics, Ltd..................................        33,485        75,609
  Portman Mining, Ltd..................................       166,100       210,256
  *Power Pacific, Ltd..................................       302,000         9,299
  Primac Holdings, Ltd.................................         9,173        18,830
  Prime Television, Ltd................................       145,863       249,513
  #QUF Industries, Ltd.................................       164,814       358,615
  *Quantum Resources, Ltd..............................       115,007        31,477
  Queensland Cotton Holdings, Ltd......................        29,888       126,793
  *Queensland Metals Corp., Ltd........................       327,666       201,781
  *Raptis Group, Ltd...................................        12,000         1,478
  Rebel Sport, Ltd.....................................        20,908        27,897
  Reece Australia, Ltd.................................        32,100       195,480
  Resolute, Ltd........................................       320,738       226,045
  #Ridley Corp., Ltd...................................       571,191       527,621
  Rock Building Society, Ltd...........................        11,373        18,365
  Ross Mining NL.......................................       212,544        79,987
  Rothmans Holdings, Ltd...............................       205,927     1,056,773
  #Rural Press, Ltd....................................       198,599       543,556
  SGIO Insurance, Ltd..................................       154,514       142,728
  Savage Resources, Ltd................................       834,661       428,330
  Schaffer Corp., Ltd..................................        13,800        21,340
  Scientific Services, Ltd.............................        35,179        15,405
  Scott Corp., Ltd.....................................        43,000        82,382
  Siddons Ramset, Ltd..................................        96,453       455,378
  Simeon Wines, Ltd....................................         9,313        23,578
  Simsmetal, Ltd.......................................       137,307       718,723
  Singleton Group, Ltd.................................        10,063        24,099
  Sino Securities International, Ltd...................         8,118         9,998
  *Sipa Resources International NL.....................        81,000         3,048
  Skilled Engineering, Ltd.............................        71,079        63,225
  Sonic Healthcare, Ltd................................       140,439       142,219
  Sons of Gwalia, Ltd..................................       165,516       387,323
  Southern Cross Broadcasting (Australia), Ltd.........        17,785        75,449

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Southern Pacific Petroleum NL.......................       437,600  $    748,556
  *Spectrum Network Systems, Ltd. Series B.............        71,031        20,413
  Spicers Paper, Ltd...................................       246,300       252,792
  Spotless Group, Ltd..................................       224,111       487,638
  Spotless Services, Ltd...............................       584,690       528,089
  *St. Barbara Mines, Ltd..............................       375,500        51,386
  *Strategic Minerals Corp. NL.........................        13,100           385
  Sydney Aquarium, Ltd.................................        10,135        27,046
  *Tandou, Ltd.........................................         3,100         1,994
  *Tanganyika Gold NL..................................        73,800        10,099
  *Target Mining Corp., Ltd............................        54,667         7,481
  Tassal, Ltd..........................................        73,211        63,620
  *Techniche, Ltd......................................        17,610        11,447
  Telecasters Australia, Ltd...........................        20,546        84,350
  Telecasters North Queensland, Ltd....................        49,213       244,132
  Television & Media Services, Ltd.....................       122,461       104,741
  Thakral Holdings Group...............................       424,902       178,801
  *Ticor, Ltd..........................................       287,850        98,479
  *Titan Resources NL..................................        50,000         5,132
  Toll Holdings, Ltd...................................        19,137        27,498
  *Tooth & Co., Ltd....................................       153,000        23,031
  *Transcom International, Ltd.........................       223,200        15,272
  *Triako Resources, Ltd...............................         5,400         1,035
  *Troy Resources NL...................................        22,548         7,251
  *Union Gold Mining Co. NL............................       142,500        24,376
  United Construction Group, Ltd.......................        71,876       137,705
  *Victoria Petroleum NL...............................       147,973        11,137
  Villa World, Ltd.....................................       134,700        97,697
  Visions Systems, Ltd.................................         5,192        24,335
  Waco Kwikform, Ltd...................................       209,000        47,192
  *Walhalla Mining Company NL..........................           681            51
  #Walker Corp., Ltd...................................       216,920       109,092
  Wattyl, Ltd..........................................       155,864       655,886
  Webster, Ltd.........................................        32,700        19,018
  Wesfi, Ltd...........................................        74,725        86,920
  Western Metals, Ltd..................................       158,734        89,062
  Weston (George) Foods, Ltd...........................        23,045       144,910
  Westralian Sands, Ltd................................       168,535       347,107
  White (Joe) Maltings, Ltd............................        25,159        85,213
  Wide Bay Capricorn Building Society, Ltd.............        11,184        22,805
  Wills (W.D. & H.O.) Holdings, Ltd....................       259,700       310,969
  Yates (Arthur) and Co. Property, Ltd.................        33,746        20,319
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $43,611,206)...................................                  39,701,143
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Australian Dollar
    (Cost $109,602)....................................                     108,614
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Biota Holdings, Ltd. Rights.........................         6,948            95
  *Mosaic Oil NL Rights 12/08/97.......................        16,951           615
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         710
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  *Ashanti GSM, Ltd. Redeemable Series A...............        15,990             0
  *Ashanti GSM, Ltd. Redeemable Series B...............        15,990             0
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ashanti GSM, Ltd. Redeemable Series C...............        15,990  $          0
  *Ashanti GSM, Ltd. Redeemable Series D...............        15,990             0
  *Ashanti GSM, Ltd. Redeemable Series E...............        15,990             0
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $43,720,808)...................................                  39,810,467
                                                                       ------------
MALAYSIA -- (21.9%)
COMMON STOCKS -- (20.7%)
  A&M Realty Berhad....................................        15,000        10,742
  Actacorp Holdings Berhad.............................        26,000         9,086
  Advance Synergy Berhad...............................       406,800        88,560
  Ajinimoto (Malaysia) Berhad..........................        44,000        30,249
  Aluminum Co. of Malaysia.............................       139,000        54,946
  Amalgamated Containers Berhad........................        47,000        10,097
  Amalgamated Industrial Steel Berhad..................       125,000        61,944
  Anakku Corp. Berhad..................................        10,000         4,583
  Ancom Berhad.........................................       116,000        35,554
  Angkasa Marketing Berhad.............................       164,000        66,238
  Anson Perdana Berhad.................................       116,000        86,060
  Antah Holding Berhad.................................       312,000       102,777
  *Aokam Perdana Berhad................................       213,000        40,879
  Arab Malaysia Corp. Berhad...........................       356,000       160,101
  Arab Malaysia Development Berhad.....................       778,000       144,857
  Arensi Holdings (Malaysia) Berhad....................        33,000        27,035
  Asas Dunia Berhad....................................       226,000        52,761
  Asia Pacific Land Berhad.............................       909,100       131,507
  Asiatic Development Berhad...........................       874,000       275,391
  Austral Amalgamated Berhad...........................       125,333        22,438
  Austral Enterprises Berhad...........................       208,499       232,924
  Autoways Holdings Berhad.............................        10,000        12,661
  Ayer Hitam Planting Syndicate Berhad.................        51,000       186,993
  *Ayer Hitam Tin Dredging Malaysia Berhad.............        36,000        18,046
  *Ayer Molek Rubber Co. Berhad........................         1,000         9,596
  BIMB Holdings Berhad.................................       369,600       123,869
  Ban Hin Lee Bank Berhad..............................        78,500       112,431
  Bandar Raya Developments Berhad......................       622,000       183,516
  Batu Kawan Berhad....................................       394,500       481,395
  Berjaya Industrial Berhad............................       673,000       144,584
  Berjaya Singer Berhad................................       142,000       157,008
  *Berjuntai Tin Dredging Berhad.......................        36,000        30,936
  *Best World Land Berhad..............................       120,100        22,362
  Bina Puri Holdings Berhad............................        49,000        64,285
  Bolton Properties Berhad.............................       207,000        56,330
  Boustead Holdings Berhad.............................       321,000       332,858
  CCM Bioscience Berhad................................           550           473
  *CHG Industries Berhad...............................        33,000        10,493
  CI Holdings Berhad...................................        72,000        62,698
  Cahya Mata Sarawak Berhad............................       390,000       273,701
  Carlsberg Brewery Malaysia Berhad....................        65,000       223,429
  Cement Industries of Malaysia Berhad.................       178,000       156,022
  Chase Perdana Berhad.................................        34,000        29,802
  Chemical Co. of Malaysia Berhad......................       224,000       254,090
  Chin Teck Plantations Berhad.........................        75,000        87,653

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Chocolate Products (Malaysia) Berhad.................       334,100  $     59,335
  Choo Bee Metal Industries Berhad.....................       120,000        30,936
  Cold Storage (Malaysia) Berhad.......................       102,000        32,139
  Computer Forms Malaysia Berhad.......................        19,000        15,130
  Concrete Engineering Products Berhad.................        29,000        10,799
  *Construction & Supplies House Berhad................       146,000        50,186
  Country Heights Holdings Berhad......................       313,600       325,184
  Cycle & Carriage Bintang Berhad......................       130,000       151,932
  DMIB Berhad..........................................       288,000        89,097
  *DNP Holdings Berhad.................................       412,000        88,512
  Daibochi Plastic & Packaging Industry Berhad.........        32,200        11,991
  Daiman Development Berhad............................       110,000        38,126
  *Damansara Realty Berhad.............................       688,000       154,705
  *Dataprep Holdings Berhad............................        36,000        20,418
  Datuk Keramat Holdings Berhad........................       295,000       130,978
  *Denko Industrial Corp. Berhad.......................        38,000        40,710
  Diethelm Holdings (Malaysia) Berhad..................        52,000        13,108
  Diperdana Corp. Berhad...............................        43,000        36,952
  Diversified Resources Berhad.........................       323,000       155,438
  Dutch Baby Milk Industry (Malaysia) Berhad...........        22,000        60,498
  Eastern & Oriental Berhad............................        67,500        21,655
  Eastern Pacific Industrial Corp. Berhad..............        43,000        10,470
  Econstates Berhad....................................       144,000        39,186
  Ekran Berhad.........................................       164,000       129,188
  *FA Peninsular Berhad................................        95,000        15,239
  FACB Berhad..........................................     1,217,000       176,046
  FCW Holdings Berhad..................................       224,000        48,765
  *Faber Group Berhad Issue 96.........................       303,000        67,699
  Far East Holdings Berhad.............................        74,000        27,980
  Federal Flour Mills Berhad...........................       271,250       298,364
  Fima Corp. Berhad....................................        39,000        20,109
  Gadek (Malaysia) Berhad..............................       144,000       128,695
  Gadek Capital Berhad.................................        48,000        17,187
  *General Corp. Berhad................................       423,000        73,912
  George Kent (Malaysia) Berhad........................       122,998        30,828
  George Town Holdings Berhad..........................       147,000        67,372
  Glenealy Plantations (Malaysia) Berhad...............        88,000       123,516
  Goh Ban Huat Berhad..................................        75,000        27,069
  Gold Coin (Malaysia) Berhad..........................        52,000        37,685
  Golden Frontier Berhad...............................        29,000         8,805
  *Golden Pharos Berhad................................        74,000        19,713
  Golden Plus Holdings Berhad..........................       172,000        75,382
  Gopeng Berhad........................................       171,500        49,126
  *Granite Industries Berhad...........................       274,000       100,463
  Guinness Anchor Berhad...............................       275,000       333,998
  *Gula Perak Berhad...................................       314,000        98,040
  Guthrie Ropel Berhad.................................       160,000       104,954
  H&R Johnson (Malaysia) Berhad........................        27,000         5,259
  HLG Capital Berhad...................................       145,000       112,975
  Hap Seng Consolidated Berhad.........................       392,000       547,963
  Hexza Corp. Berhad...................................       163,000        28,481
  Hil Industries Berhad................................        22,000         8,571
  Ho Hup Construction Co. Berhad.......................        80,000        47,665
  Hock Hua Bank Berhad (Foreign).......................       137,000       151,479
  Hong Leong Industries Berhad.........................       180,000       221,710
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Hong Leong Properties Berhad.........................       812,000  $    230,269
  IGB Corp. Berhad.....................................       625,000       216,626
  IJM Corp. Berhad.....................................       430,000       160,124
  IOI Properties Berhad................................        52,700        25,361
  *Idris Hydraulic (Malaysia) Berhad...................       660,000       189,055
  *Inchcape Timuran Berhad.............................       215,250       120,849
  *Insas Berhad........................................       644,200       148,546
  *Instangreen Corp. Berhad............................        15,000         7,992
  Integrated Logistics Berhad..........................        59,000        18,590
  *Intria Behard.......................................       802,500       114,937
  Ipmuda Berhad........................................        45,000        16,499
  Island & Peninsular Berhad...........................       310,000       235,317
  Jasa Megah Industries Berhad.........................       170,000        97,392
  Jaya Netting Industries Berhad.......................        21,000        11,730
  Jeram Kuantan (Malaysia) Berhad......................        64,000        13,933
  Johan Holdings Berhad................................       410,000       103,350
  *Johor Land Berhad...................................        47,800        47,649
  KFC Holdings (Malaysia) Berhad.......................       233,666       348,052
  KIG Glass Industrial Berhad..........................        82,000        18,556
  KPJ Healthcare Berhad................................        59,000        49,011
  Kamunting Corp. Berhad...............................       927,000       183,220
  Kanzen Berhad........................................       105,000        27,972
  Keck Seng (Malaysia) Berhad..........................       316,500       154,123
  Kedah Cement Holdings Berhad.........................       676,000       240,112
  *Kelanamas Industries Berhad.........................       142,000        28,473
  Kelang Container Terminal Berhad.....................       169,000       101,660
  Kemayan Corp. Berhad.................................       432,000       111,990
  *Khong Guan Holdings (Malaysia) Berhad...............        21,000        12,512
  Kian Joo Can Factory Berhad..........................       121,500       121,812
  Kim Hin Industry Berhad..............................       119,900        28,506
  Kluang Rubber Co. (Malaysia) Berhad..................         2,000        65,024
  *Kramat Tin Dredging Berhad..........................         1,800         3,687
  Kretam Holdings Berhad...............................       110,500       125,344
  *Kuala Lumpur Industries Holdings Berhad.............       138,000        41,902
  Kuala Sidim Berhad...................................       153,000       153,393
  *Kuantan Flour Mills Berhad..........................        19,000         7,130
  Kuchai Development Berhad............................         1,600         7,104
  Kulim Malaysia Berhad................................       239,800       240,415
  Kumpulan Belton Berhad...............................        44,100        15,538
  *Kumpulan Emas Berhad................................       301,000        43,973
  Kym Holdings Berhad..................................        46,000        13,572
  Ladang Perbadanan-Fima Berhad........................       130,000       115,811
  Land & General Berhad................................       574,000       180,863
  Landmarks Berhad.....................................       532,000       134,865
  Larut Consolidated Berhad............................       206,000        64,319
  Leader Universal Holdings Berhad.....................       514,000       176,681
  Leisure Management Berhad............................       149,999       726,140
  *Leong Hup Holdings Berhad...........................       186,000        43,423
  Lien Hoe Corp. Berhad................................       240,000        59,810
  Lim Kim Hai Holdings Berhad..........................        97,000        46,402
  *Lingkaran Trans Kota Holdings Berhad................       383,000       331,322
  Lingui Development Berhad............................       574,000       282,804
  *Lion Corp. Berhad...................................       149,500        74,514
  Lion Land Berhad.....................................       664,375       157,956
  Long Huat Group Berhad...............................        33,000        12,856
  *MBF Holdings Berhad.................................     1,450,250       253,407
  *MBF Land Berhad.....................................     1,014,000       156,847
  *MCB Holdings Berhad.................................       199,000        40,757

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  MMC Engineering Group Berhad.........................        43,000  $     20,939
  MUI Properties Berhad................................       772,800       138,354
  MWE Holdings Berhad..................................       184,500        44,922
  Malayan Cement Berhad................................       528,500       322,455
  Malayan Flour Mills Berhad...........................        92,400        26,468
  Malayawata Steel Berhad..............................       273,000        78,200
  Malaysia Aica Berhad.................................       126,000        36,814
  Malaysia Assurance Alliance Berhad...................       129,938       152,604
  Malaysia British Assurance Berhad....................        53,000        47,367
  Malaysia Building Society Berhad.....................       155,000        56,387
  Malaysia Smelting Corp. Berhad.......................        87,000        31,400
  Malaysian Helicopter Services Berhad.................       814,000       142,233
  Malaysian Industrial Development Finance Berhad......       731,000       284,775
  Malaysian Mosaics Berhad.............................       368,000       189,743
  Malaysian Oxygen Berhad..............................       143,500       369,947
  Malaysian Pacific Industries.........................       187,000       514,231
  Malaysian Packaging Industry.........................        14,000         4,812
  Malaysian Plantations Berhad.........................       395,000       135,776
  Malaysian Tobacco Co. Berhad.........................       275,000       172,513
  Malex Industries Berhad..............................       340,500       263,346
  Mamee-Double Decker (Malaysia) Berhad................        18,000        10,518
  Mancon Berhad........................................       138,000       105,544
  Maruichi Malaysia Steel Tube Berhad..................        75,000        60,154
  Matsushita Electric Co. (Malaysia) Berhad............        48,400       122,697
  Mechmar Corp.........................................        94,000        21,541
  Mega First Corp. Berhad..............................       268,000        43,374
  Menang Corp..........................................       272,000        49,865
  *Mentiga Corp. Berhad................................        41,000        12,919
  Metacorp Berhad......................................       193,333        77,532
  Metrojaya Berhad.....................................       153,000        40,320
  Metroplex Berhad.....................................       975,000       343,522
  *Minho (Malaysia) Berhad.............................        70,000        14,838
  Mintye Industries Berhad.............................        45,000        16,886
  Muda Holdings Berhad.................................       208,125        53,357
  Muhibbah Engineering Berhad..........................        58,000        63,133
  Mulpha International Berhad..........................     1,232,750       236,589
  *Mun Loong Berhad....................................        40,000        96,819
  NCK Corp. Berhad.....................................        18,000        10,261
  Nam Fatt Berhad......................................       112,000        53,577
  Nanyang Press (Malaya) Berhad........................        70,400        73,001
  Negara Properties (Malaysia) Berhad..................        86,000       182,295
  Negri Sembilan Oil Palms Berhad......................        34,000        37,399
  New Straits Times Press (M) Berhad...................       253,000       281,188
  North Borneo Timbers Berhad..........................        30,000       388,853
  Nylex (Malaysia) Berhad..............................       304,500       122,113
  O'Connor's Corp. Berhad..............................        52,000        92,351
  OSK Holdings.........................................       333,000       144,988
  *Olympia Industries Berhad...........................       625,000       146,804
  *PJ Development Holdings Berhad......................       345,800        69,833
  PSC Industries Berhad................................        52,332       464,702
  PWE Industries Berhad................................        39,200       218,961
  Pacific Chemicals Berhad.............................       105,000        78,200
  Palmco Holdings Berhad...............................       179,000        44,352
  Pan Pacific Asia Berhad..............................       123,000        68,000
  Panglobal Berhad.....................................       134,000        39,535
  Paramount Corp. Berhad...............................        73,000        18,610
  *Parit Perak Holdings Berhad.........................       200,000        45,832
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Park May Berhad......................................        48,000  $     13,062
  Peladang Kimia Berhad................................       143,000       106,501
  Pelangi Berhad.......................................       656,250       289,491
  *Perdana Industrial Holdings Berhad..................        46,000        13,835
  Pernas International Holdings Berhad.................       762,950       227,287
  Petaling Garden Berhad...............................       254,000       232,825
  Petaling Tin Berhad..................................        23,000        16,471
  Phileo Allied Berhad.................................       403,250       207,918
  Phileo Land Berhad...................................       616,000       520,533
  Pilecon Engineering Berhad...........................       290,500        84,045
  Poly Glass Fibre (Malaysia) Berhad...................        90,000        24,491
  Prime Utilities Berhad...............................        58,000        57,152
  Projek Penyelenggaraan Lebuhraya Berhad..............        44,000        27,224
  *Promet Berhad.......................................       674,000       131,285
  Putera Capital Berhad................................        82,000        26,307
  RJ Reynolds Berhad...................................       217,000       369,847
  Rahman Hydraulic Tin Berhad..........................       111,000        36,565
  *Red Box (Malaysia) Berhad...........................        41,000         9,748
  Riverview Rubber Estates Berhad......................         5,400        10,750
  Road Builders (Malaysia) Holdings Berhad.............       159,000        95,645
  S P Setia Berhad.....................................       181,000       108,879
  SCB Developments Berhad..............................       240,500        91,625
  SCK Group Berhad.....................................        22,000        10,713
  *SPK Sentosa Corp. Berhad............................        51,000        14,536
  Samanda Holdings Berhad..............................        73,000       116,054
  Sanda Plastics Industries Berhad.....................        11,000         5,514
  Sanyo Industries (Malaysia) Berhad...................        33,600        33,494
  Sapura Telecommunications Berhad.....................       187,000        99,632
  Sarawak Oil Palms Berhad.............................       117,600        56,593
  *Sateras Resources (Malaysia) Berhad.................       193,000        32,894
  Scientex, Inc. Berhad................................        75,000        44,686
  Selangor Dredging Berhad.............................       355,000        71,182
  Selangor Properties Berhad...........................       459,000       160,405
  Setegap Berhad.......................................        33,332        10,694
  *Setron (Malaysia) Berhad............................        61,666        15,986
  Shangri-la Hotels (Malaysia) Berhad..................       519,000       169,480
  Siah Brothers Corp. Berhad...........................        64,000        17,966
  Sime UEP Properties Berhad...........................       142,000       102,502
  *Sin Heng Chan Berhad................................        20,000        17,531
  Sistem Television Malaysia Berhad....................       209,000       101,176
  Sitt Tatt Berhad.....................................        85,000        32,626
  *South East Asia Lumber, Inc. Berhad.................       137,500        38,599
  South Johore Amalgamated Holding Berhad..............        40,500        16,938
  South Malaysia Industries Berhad.....................       157,500        25,716
  Southern Acids (Malaysia) Berhad.....................        80,700        26,121
  Southern Bank Berhad (Foreign).......................       299,000       155,023
  *Southern Bank Berhad (Foreign) Issue 97.............       109,500        53,009
  Southern Steel Berhad................................        70,000        62,159
  Sriwani Holdings Berhad..............................       143,800        53,549
  Store Corp. Berhad...................................        31,000        11,988
  Sungei Bagan Rubber Co. (Malaysia) Berhad............         2,000        46,261
  Sungei Way Holdings Berhad...........................       463,000       185,675
  TA Enterprise Berhad.................................       916,000       275,505

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Tai Wah Garments Manufacturing Berhad (Foreign).....        60,000  $     13,749
  Taiping Consolidated Berhad..........................       232,000        33,560
  Tajo Berhad..........................................        32,000         9,716
  Talam Corp. Berhad...................................       187,000        58,922
  Tan & Tan Developments Berhad........................       393,000       127,208
  Tasek Cement Berhad..................................       192,000       145,745
  Tenggara Capital Berhad..............................        99,200        22,732
  Time Engineering Berhad..............................       880,000       282,323
  Tiong Nam Transport Holdings Berhad..................        17,000         9,009
  *Tongkah Holdings Berhad.............................       195,000        81,552
  Tractors Malaysia Holdings Berhad....................       398,000       228,012
  Tradewinds Malaysia Berhad...........................       276,000       141,517
  *Trengganu Development & Management Berhad...........        66,000        72,975
  Tronoh Mines Malaysia Berhad.........................        40,000        30,936
  *U-Wood Holdings Berhad..............................        20,000         6,989
  UAC Berhad...........................................        67,000        46,061
  UMW Holdings Berhad..................................       312,000       294,926
  *Union Paper Holdings Berhad.........................        20,000        11,744
  Uniphone Telecommunications Berhad...................       185,000        50,873
  United Chemical Industries Berhad....................        18,000        10,054
  United Malacca Rubber Estates Berhad.................        96,000       144,370
  United Malayan Land Berhad...........................       182,000       224,174
  United Plantations Berhad............................       206,000       224,231
  Utusan Melayu (Malaysia) Berhad......................        34,000         9,593
  *Wembley Industries Holdings
    Berhad.............................................       138,000        44,273
  *Westmont Industries Berhad..........................       223,520        42,898
  Westmont Land (Asia) Berhad..........................       254,600        77,305
  Wing Tiek Holdings Berhad............................        95,800        24,698
  Worldwide Holdings Berhad............................       213,800        66,142
  Yee Lee Corp. Berhad.................................        14,000         8,823
  Yeo Hiap Seng (Malaysia) Berhad......................       103,000        65,204
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $65,885,480)...................................                  30,595,516
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.2%)
  *Malaysian Ringetts
    (Cost $1,771,307)..................................                   1,773,539
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $67,656,787)...................................                  32,369,055
                                                                       ------------
SINGAPORE -- (14.9%)
COMMON STOCKS -- (14.8%)
  AV Jennings Homes, Ltd...............................        30,800        10,637
  Acma, Ltd............................................       274,600       246,575
  *Alliance Technology & Development, Ltd..............        48,000        19,290
  Amtek Engineering, Ltd...............................       222,500       169,055
  Ana Hotels Singapore, Ltd............................        89,000       101,712
  Apollo Enterprises, Ltd..............................       162,000       125,122
  Avimo Group, Ltd.....................................       190,250       258,042
  Bonvests Holdings, Ltd...............................       390,000       154,283
  British-American Tobacco Co. (Singapore), Ltd........       149,000       462,195
  Broadway Industrial Group, Ltd.......................       117,000        15,061
  Bukit Sembawang Estates, Ltd.........................        48,334       361,170
  *CK Tang, Ltd........................................        83,000        60,978
                                                               SHARES        VALUE+
                                                         ------------  ------------
  CSA Holdings, Ltd....................................       212,000  $    113,153
  CWT Distribution, Ltd................................       202,500       101,725
  Carnaudmetalbox Asia, Ltd............................       106,000       119,809
  *Causeway Investment, Ltd............................       133,000        28,395
  Central Properties, Ltd..............................        66,000       600,931
  Chemical Industries (Far East), Ltd..................        77,910       117,413
  Chevalier Singapore Holdings, Ltd....................       114,000        22,907
  Chuan Hup Holdings, Ltd..............................       395,000       156,261
  Comfort Group, Ltd...................................       543,000       264,249
  Compact Metal Industries.............................       196,000        35,076
  Cosco Investment (Singapore), Ltd....................       134,400        64,139
  Courts Singapore, Ltd................................       263,000       115,602
  Econ International, Ltd..............................       339,000       156,459
  *Eltech Electronics, Ltd.............................       237,000        34,229
  Eng Wah Organisation, Ltd............................       116,000        38,787
  Focal Finance, Ltd...................................        95,200       113,580
  Fuji Offset Plates Manufacturing, Ltd................        33,750         6,040
  GB Holdings, Ltd.....................................        90,000        18,084
  GK Goh Holdings......................................       549,000       344,734
  *General Magnetics, Ltd..............................        94,000        16,822
  Goldtron, Ltd........................................       473,000       109,894
  Guthrie GTS, Ltd.....................................     1,174,400       368,721
  HTP Holdings, Ltd....................................       321,000        99,775
  Hai Sun Hup Group, Ltd...............................       689,000       300,688
  #Haw Par Brothers International, Ltd.................       374,200       521,638
  Hind Hotels International, Ltd.......................       112,000       139,953
  Hitachi Zosen (Singapore), Ltd.......................       497,000       152,920
  Hong Kok Corp., Ltd..................................       251,000       226,960
  Hotel Grand Central, Ltd.............................       332,640       146,213
  Hotel Plaza, Ltd.....................................       579,000       178,151
  Hotel Properties, Ltd................................       418,000       301,847
  Hotel Royal, Ltd.....................................        98,333        98,794
  Hour Glass, Ltd......................................       138,000        60,658
  Hup Seng Huat, Ltd...................................       331,000        75,864
  Hwa Hong Corp., Ltd..................................       291,000       243,028
  *Hwa Tat Lee, Ltd....................................       158,000        26,788
  IPC Corp., Ltd.......................................     1,936,000       243,135
  *Inno-Pacific Holdings, Ltd..........................       300,500        23,587
  Insurance Corp. of Singapore, Ltd....................        93,250       127,064
  International Factors (Singapore), Ltd...............       169,000        71,101
  Intraco, Ltd.........................................       167,500        91,505
  Isetan (Singapore), Ltd..............................        61,000       100,739
  Jack Chia-MPH, Ltd...................................       413,000       232,106
  Jaya Holdings, Ltd...................................       122,400        36,892
  Jurong Cement, Ltd...................................        80,500       238,842
  Jurong Engineering, Ltd..............................        87,000        97,788
  Kay Hian Holdings, Ltd. (Foreign)....................       606,000       266,369
  Keppel Finance, Ltd..................................       253,750       164,118
  Keppel Integrated Engineering, Ltd...................       267,000       138,318
  Keppel Marine Industries, Ltd........................       304,500       244,743
  Keppel Telecommunications and Transportation, Ltd....       512,000       376,156
  Khong Guan Flour Milling, Ltd........................        10,000        13,815
  Kim Eng Holdings, Ltd................................       984,200       423,337
  L & M Group Investments, Ltd.........................       209,100        77,467
  LC Development, Ltd..................................       140,333        45,822
  Lee Kim Tah Holdings, Ltd............................       159,000        87,860
  Liang Court Holdings, Ltd............................       783,000       236,002
  Liang Huat Aluminum, Ltd.............................       361,000        69,138
  Lim Kah Ngam, Ltd....................................       270,999       161,660
  Low Keng Huat Singapore, Ltd.........................       144,000        27,127

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Lum Chang Holdings, Ltd..............................       503,359  $    246,539
  Marco Polo Developments, Ltd.........................       134,000       214,564
  Metalock (Singapore), Ltd............................        20,000        14,568
  Metro Holdings, Ltd..................................       209,160       392,701
  Neptune Orient Lines, Ltd............................       664,000       396,099
  *Nippecraft, Ltd.....................................       232,000        24,766
  Orchard Parade Holdings, Ltd.........................       462,320       261,275
  #Osprey Maritime, Ltd................................       313,000       336,088
  Overseas Union Enterprise, Ltd.......................       173,000       401,939
  Overseas Union Trust (Foreign).......................       163,800       195,425
  *PCI, Ltd............................................       225,000        35,321
  *Pacific Can Investment Holdings, Ltd................       101,000        38,053
  Pacific Carriers, Ltd................................       434,000       189,403
  *Pacific Century Regional Developments, Ltd..........       260,500       139,040
  Pan Malayan Holdings, Ltd............................       100,000       100,469
  *Pan Pacific Public Co., Ltd.........................        46,500        15,767
  Pan-United Corp., Ltd................................       883,000       224,558
  Pentex-Schweizer Circuits, Ltd.......................        79,200        62,165
  Pertama Holdings, Ltd................................        68,750        11,872
  *Pokka Corp. (Singapore), Ltd........................        79,000        11,162
  Prima, Ltd...........................................        75,000       178,019
  Provisions Suppliers Corp............................       268,600        88,548
  Republic Hotels and Resorts, Ltd.....................       471,000       257,308
  Resources Development Corp., Ltd.....................        75,000        98,899
  Robinson & Co., Ltd..................................       141,360       438,496
  Rotary Engineering, Ltd..............................       230,000        57,770
  Rothmans Industries, Ltd. Issue 95...................       130,000       685,701
  SNP Corp., Ltd.......................................        68,000        25,620
  *SPP, Ltd............................................       182,000        28,571
  ST Capital, Ltd......................................       192,200       127,930
  San Teh, Ltd.........................................       366,672       138,147
  *Scotts Holdings, Ltd................................       393,000       194,954
  Sea View Hotel, Ltd..................................        44,000       201,692
  Shangri-la Hotel, Ltd................................       285,700       548,964
  Sime Singapore, Ltd..................................       902,000       387,980
  Sing Investments & Finance, Ltd. (Foreign)...........        94,500        59,340
  Singapore Finance, Ltd...............................       408,000       312,559
  Singapore Reinsurance Corp., Ltd.....................       152,700       115,062
  Singapore Technologies Automotive, Ltd...............       207,600       638,757
  Singapura Building Society, Ltd......................        65,250        40,153
  *Singatronics, Ltd...................................       360,000        80,250
  Ssangyong Cement (Singapore), Ltd....................       134,000       133,787
  Stamford Tyres Corp., Ltd............................        62,000        15,183
  *Sunright, Ltd.......................................       237,000       319,963
  Superior Metal Printing, Ltd.........................       157,000        35,491
  Tat Lee Finance, Ltd.................................        66,000        47,660
  Tibs Holdings, Ltd...................................       122,000        69,713
  Tiger Medicals, Ltd..................................       101,000        73,568
  Times Publishing, Ltd................................       209,000       396,338
  Transmarco, Ltd......................................        12,000        54,630
  Tuan Sing Holdings, Ltd..............................     2,220,000       369,412
  United Engineers, Ltd................................       306,500       232,878
  United Overseas Finance, Ltd.........................       134,500       101,348
  United Overseas Insurance, Ltd.......................        75,500       104,299
  United Pulp & Paper Co., Ltd.........................       133,000        51,779
  Van der Horst, Ltd...................................       167,100        99,156
  Van der Horst, Ltd. 3.5% Unsecured Loan Stock
    08/31/98...........................................        23,400        13,665
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Vickers Ballas Holdings, Ltd.........................       635,000  $    348,895
  WBL Corp., Ltd.......................................       226,000       332,075
  Wearnes International (1994), Ltd....................        33,000        14,505
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,257,293)...................................                  21,929,937
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Singapore Dollars
    (Cost $107,741)....................................                     107,406
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Sembawang Resources, Ltd. Rights 12/01/97 (Cost
    $0)................................................        11,250             0
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $33,365,034)...................................                  22,037,343
                                                                       ------------
NEW ZEALAND -- (7.0%)
COMMON STOCKS -- (7.0%)
  AFFCO Holdings, Ltd..................................       227,088        57,424
  Advantage Group, Ltd.................................        22,000        10,177
  *Asian Properties, Ltd...............................        15,000        11,564
  Baycorp Holdings, Ltd................................        72,007       262,025
  CDL Hotels NZ, Ltd...................................       657,244       125,662
  CDL Investments NZ, Ltd..............................       191,786        31,937
  Cavalier Corp., Ltd..................................        43,907        59,576
  Ceramco Corp., Ltd...................................        59,127        49,231
  Colonial Motor Co., Ltd..............................        37,752        47,732
  *Corporate Investments, Ltd..........................       807,127       433,089
  *Cue Energy Resources NL.............................       452,354        44,639
  DB Group, Ltd........................................       189,577       286,463
  Donaghys, Ltd........................................        37,239        34,451
  Eastern Equities Corp., Ltd..........................        41,001        23,518
  Ebos Group, Ltd......................................         9,036        30,930
  Enerco New Zealand, Ltd..............................       159,734       605,883
  Ernest Adams, Ltd....................................        20,495        32,233
  *Evergreen Forests, Ltd..............................       122,501        39,288
  Fernz Corp., Ltd.....................................       191,102       542,175
  Fisher & Paykel Industries, Ltd......................       152,396       486,877
  Force Corp., Ltd.....................................       291,114       131,070
  Hallenstein Glassons Holdings, Ltd...................       109,038       142,571
  Hellaby Holdings, Ltd................................        61,379       105,997
  Independent Newspapers, Ltd. (Auckland)..............       150,547       821,735
  *Kingsgate International Corp., Ltd..................       479,679        65,086
  LWR Industries, Ltd..................................        73,706        60,460
  Michael Hill International, Ltd......................        47,040        43,519
  Milburn New Zealand, Ltd.............................       206,833       318,916
  Natural Gas Corp. Holdings, Ltd......................        42,200        57,520
  *New Zealand Oil & Gas, Ltd..........................       189,110        47,821
  New Zealand Refining Co., Ltd........................        42,119       506,558
  Northland Port Corp. (New Zealand), Ltd..............        77,971       105,797
  Nuplex Industries, Ltd...............................        80,695       179,170
  *Otter Gold Mines, Ltd...............................        89,321        50,682
  Owens Group, Ltd.....................................       119,058       146,860
  PDL Holdings, Ltd....................................        16,581        82,835
  Pacific Retail Group, Ltd............................        52,744        34,157
  Port of Tauranga, Ltd................................       143,746       288,135
  Ports of Auckland....................................       177,558       698,678
  Progessive Enterprises, Ltd..........................       395,773       402,760
  Radio Pacific, Ltd...................................         5,200        11,289
  Reid Farmers, Ltd....................................        68,334        22,759
  Richina Pacific, Ltd.................................       130,366       108,546

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sanford, Ltd.........................................       174,612  $    255,234
  *Scott Technology, Ltd...............................        23,274        22,249
  Seafresh Fisheries...................................        80,520        11,919
  Shortland Properties, Ltd............................       381,380       211,698
  South Eastern Utilities, Ltd.........................        73,279        39,320
  South Port New Zealand, Ltd..........................        39,528        28,280
  St. Lukes Group, Ltd.................................       264,179       260,696
  *St. Lukes Group, Ltd. Issue 97......................        10,090        11,264
  Steel & Tube Holdings, Ltd...........................       117,010       229,491
  *Summit Gold, Ltd....................................       107,419        21,863
  Tasman Agriculture, Ltd..............................       263,200       139,605
  Taylors Group, Ltd...................................        29,646        22,124
  Tourism Holdings, Ltd................................        48,840        37,653
  Trans Tasman Properties, Ltd.........................       494,424       213,459
  Warehouse Group, Ltd.................................       251,743       721,982
  Waste Management NZ, Ltd.............................        73,676       259,010
  Williams & Kettle, Ltd...............................        17,172        21,923
  Wrightson, Ltd.......................................       317,720       150,887
  Zuellig NZ, Ltd......................................       148,825        59,663
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,275,350)...................................                  10,366,115
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $7,390)......................................                       7,244
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Shortland Properties, Ltd. Rights 12/09/97
    (Cost $0)..........................................        95,345             0
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $12,282,740)...................................                  10,373,359
                                                                       ------------
SOUTH KOREA -- (1.6%)
COMMON STOCKS -- (1.6%)
  *Aluminum of Korea...................................         7,257        16,940
  *Anam Electronics Co.................................         6,000        18,418
  Asia Paper Manufacturing Co., Ltd....................         1,590         8,769
  *Bing Grae Co., Ltd..................................         7,898        24,314
  Boryung Pharmaceutical Co., Ltd......................         3,619        43,013
  Bukwang Pharmaceutical Co., Ltd......................           850        21,223
  Byuck San Corp.......................................         6,580        27,063
  Central Banking Corp.................................         4,887        13,205
  Chang Won Carbureter Industries Co., Ltd.............           900        12,698
  Chong Kun Dang.......................................         2,095        45,680
  Choong Wae Pharmaceutical............................         2,110        31,573
  Chosun Refractories Co., Ltd.........................         1,311        11,658
  Chung Ho Computer Co., Ltd...........................         1,520        21,315
  Crown Confectionery Co., Ltd.........................         1,500        15,391
  *Dae Chang Industrial Co.............................         1,600        10,822
  Dae Dong Industrial Co., Ltd.........................         6,233        33,363
  Dae Han Jung Suok Co., Ltd...........................         4,969        28,340
  *Dae Han Pulp Co., Ltd...............................         1,000         8,636
  Dae Ryung Industries, Inc............................         2,914        36,627
  Dae Sung Electric Wire Co., Ltd......................         1,565        39,209
  Daehan Synthetic Fiber Co., Ltd......................           630        21,278
  Daesang Corp.........................................           814        28,273
  Daesun Distilling Co., Ltd...........................         1,428        16,617
  Daeyoung Electronics Industries Co., Ltd.............         1,530        16,092
  Dai Han Paint & Ink Manufacturing Co., Ltd...........           680         9,303
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Dainong Corporation Co., Ltd........................         6,560  $      1,402
  Dong Shin Pharmaceutical Co., Ltd....................         1,349        19,494
  Dong Wha Pharmaceutical Industries Co., Ltd..........           630         9,813
  *Dong Won Co., Ltd...................................           900        15,391
  *Dong Yang Tech Co., Ltd.............................         2,600         2,423
  Dong Yang Tin Plate Industrial Co., Ltd..............         3,079        38,701
  Dong-A Pharmaceutical Co., Ltd.......................         1,993        20,279
  *Donghae Pulp........................................         2,501         7,506
  Dongsung Chemical Industries.........................         1,500        19,624
  Doosan Industrial Co., Ltd...........................        11,388        46,643
  *Doosan Manufacturing Co., Ltd.......................         4,551        25,800
  First Technology Co., Ltd............................         1,000         6,806
  Global Enterprise Co., Ltd...........................           530        12,689
  HS Chemical Co., Ltd.................................         2,095        20,780
  *Haedong Fire and Marine Insurance Co., Ltd..........         3,677        34,270
  Hai Tai Stores Co., Ltd..............................         2,850         2,291
  Han Il Iron & Steel Co., Ltd.........................           763        10,112
  Hangdo Merchant Bank.................................             3            42
  Hanil Cement Manufacturing Co., Ltd..................           613        11,794
  *Hanjin Engineering and Construction Co., Ltd........         9,290        22,877
  Hanshin Machinery Co., Ltd...........................           535         9,012
  *Hanwha Energy Co., Ltd..............................         6,000        13,493
  Heesung Cable, Ltd...................................         7,339        38,719
  Hwa Sung Industrial Co...............................         4,339        18,555
  Hwacheon Machiney Works, Ltd.........................         1,050         9,337
  Hyosung Motors & Machinery, Inc......................         6,630        19,785
  Hyundai Corp.........................................         4,416        33,002
  *Hyundai Mipo Dockyard Co., Ltd......................         1,910        20,415
  *Hyundai Pipe Co., Ltd...............................         6,300        23,864
  Hyundai Precision Industry Co., Ltd..................         4,018        21,198
  *Hyundai Wood Industry...............................        12,472        30,713
  Il Dong Pharmaceutical Co., Ltd......................         1,363        23,439
  Il Jin Electronics & Machinery Co., Ltd..............         1,000        10,859
  Il Shin Spinning.....................................         2,011        89,072
  Il Sung Pharmaceutical Co., Ltd......................         1,090        13,980
  Il Yang Pharmaceutical Co., Ltd......................            29           322
  International Fire & Marine Insurance Co., Ltd.......         1,123        20,645
  Keum Kang Development Industry Co., Ltd..............         1,540        11,048
  *Kia Steel Co., Ltd..................................        39,817        23,492
  Kohap Co., Ltd.......................................         4,212        14,046
  Korea Computer Co., Ltd..............................         1,400        11,133
  Korea Cottrell Co., Ltd..............................           580        13,390
  Korea Export Packing Industries Co., Ltd.............         1,635         8,178
  Korea Green Cross Co., Ltd...........................         1,214        50,657
  Kwang Myung Electric Engineering Co., Ltd............           900         5,041
  Kyung Nam Energy Co., Ltd............................         1,350        20,778
  Kyungwon-Century Co., Ltd............................         2,700        27,242
  LG International Corp................................           682         2,158
  LG Metals Corp.......................................         3,850        21,332
  Lotte Confectionery Co., Ltd.........................           750        63,489
  Manho Rope & Wire, Ltd...............................           370        29,423
  Maxon Electronics Co., Ltd...........................         1,250        11,864

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Midopa Department Store.............................         3,952  $      8,786
  *Miwon Petrochemical Corp............................         9,628        21,158
  Namyang Dairy Products Co., Ltd......................           380        25,962
  *Nong Shim Co., Ltd..................................           959        28,295
  *Oriental Brewery Co., Ltd...........................         2,811        53,119
  Oriental Fire & Marine Insurance Co., Ltd............         4,800        37,760
  Ottogi Corp..........................................         1,820        28,634
  Pacific Chemical Co., Ltd............................         2,000        29,414
  Rifa Industrial Co...................................         1,480        17,084
  Rocket Electric......................................         1,950        17,007
  *STC Corp............................................         2,400        14,919
  Saehan Media Corp....................................         2,780        18,827
  Sam Lip Industrial Co., Ltd..........................           690        14,219
  Sam Sung Radiator Industrial Co., Ltd................           420        12,390
  Sambu Construction Co., Ltd..........................         3,693        17,778
  *Samyang Foods Co., Ltd..............................         2,060        21,137
  Se Poong Corp........................................         8,670        22,685
  Seah Steel Corp......................................         2,652        24,264
  Shin Won JMC Corp....................................         1,126        15,694
  Shin Young Securities Co., Ltd.......................         4,220        24,898
  *Shinho Paper Co., Ltd...............................        12,545         9,869
  Shinwon Industrial Co., Ltd..........................         1,625         7,851
  Song Woun Industries Co., Ltd........................           658        11,872
  Soosan Heavy Industries Co., Ltd.....................         2,464         6,932
  Ssangyong Fire & Marine Insurance Co., Ltd...........         2,630         9,580
  *Sung Chang Enterprise Co., Ltd......................         1,680        27,150
  Sung Shin Cement Co., Ltd............................         1,315         9,524
  Sungwon Construction Co., Ltd........................         3,390         9,189
  *Taegu Department Store Co., Ltd.....................         3,003        14,508
  Tai Lim Packaging Industries Co., Ltd................         1,454        13,552
  Tong Yang Cement Corp................................         1,490         9,976
  Tong Yang Mool San Co., Ltd..........................         6,145        33,733
  Tongyang Confectionery Co............................         1,537        15,902
  Youngpoong Corp......................................         2,000       136,811
                                                                       ------------
TOTAL COMMON STOCKS (Cost $7,845,827)..................                   2,368,717
                                                                       ------------
                                                                             VALUE+
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Korean Won
    (Cost $3,543)......................................                $      2,875
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $7,849,370)....................................                   2,371,592
                                                                       ------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Canadian Dollars
    (Cost $1)..........................................                           1
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (7.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $10,431,481) to be
    repurchased at $10,277,666.
    (Cost $10,273,000).................................  $     10,273    10,273,000
                                                                       ------------
TOTAL INVESTMENTS -- (106.3%)
  (Cost $227,639,788)++................................                 157,153,917
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-6.3%)
  Other Assets.........................................                     686,838
  Payable for Investment Securities Purchased..........                  (3,646,792)
  Payable for Fund Shares Redeemed.....................                  (6,246,895)
  Other Liabilities....................................                    (152,143)
                                                                       ------------
                                                                         (9,358,992)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $147,794,925
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (97.1%)
COMMON STOCKS -- (96.9%)
 600 Group P.L.C.......................................       135,000  $    272,939
 *AAF Industries P.L.C.................................        53,256        19,740
 ABI Leisure Group P.L.C...............................        73,000        38,742
 AIM Group P.L.C.......................................        37,619       185,389
 API Group P.L.C.......................................        51,500       505,422
 ASDA Property Holdings P.L.C..........................        94,000       266,857
 *ASW Holdings P.L.C...................................       415,900       269,774
 Abacus Polar P.L.C....................................       150,000       386,664
 Abbeycrest P.L.C......................................        61,590       120,889
 Abbot Group P.L.C.....................................        92,595       266,769
 Abbott Mead Vickers P.L.C.............................       141,750       802,441
 Aberdeen Trust P.L.C..................................        38,500        63,568
 Acal P.L.C............................................         2,000        12,282
 Acatos & Hutcheson P.L.C..............................        79,000       380,666
 *Acorn Computer Group P.L.C...........................       100,000       241,770
 Adam & Harvey Group P.L.C.............................        10,500        59,705
 Admiral P.L.C.........................................       135,000     1,389,716
 Adscene Group P.L.C...................................        92,000       213,128
 Adwest Group P.L.C....................................       204,250       516,184
 *African Lakes Corp. P.L.C............................         6,208         4,968
 Airflow Streamlines P.L.C.............................        20,500        55,262
 Airsprung Furniture Group P.L.C.......................        58,000       150,976
 Alba P.L.C............................................       110,625       370,900
 Alexanders Holdings P.L.C.............................       188,000        31,674
 Alexandra Workwear P.L.C..............................        91,243       186,778
 *Alexon Group P.L.C...................................       121,500       481,055
 Allders P.L.C.........................................        16,000        60,114
 Allied Leisure P.L.C..................................       265,166       147,429
 Allied London Properties P.L.C........................       182,000       269,839
 Allied Textile Companies P.L.C........................       169,238       370,674
 Alpha Airports Group P.L.C............................        32,000        38,818
 *Alphameric P.L.C.....................................         1,637         1,379
 Alumasc Group P.L.C...................................        85,000       447,528
 Alvis P.L.C...........................................       150,000       391,718
 Amber Industrial Holdings P.L.C.......................        42,000        76,069
 Amey P.L.C............................................        50,000       383,294
 Andrews Sykes Group P.L.C.............................        38,727       456,733
 *Anglesey Mining P.L.C................................        55,000         9,266
 Anglian Group P.L.C...................................       157,850       575,776
 Anglo Eastern Plantations P.L.C.......................        57,166        85,238
 *Anglo United P.L.C...................................       826,666        13,928
 *Anite Group P.L.C....................................       250,000       172,693
 Appleyard Group P.L.C.................................       160,627       212,441
 Arcadian International P.L.C..........................       312,892       316,298
 Arcolectric Holdings P.L.C............................        10,000        10,783
 Arlen P.L.C...........................................       200,728       107,375
 Armitage Brothers P.L.C...............................         4,000        13,546
 Armour Trust P.L.C....................................        98,500        34,021
 Ascot Holdings P.L.C..................................        50,000       211,865
 Ash & Lacy P.L.C......................................       101,098       287,008
 Ashtead Group P.L.C...................................        75,996       218,946
 *Associated British Engineering P.L.C.................       534,500        18,011
 *Aukett Associates P.L.C..............................       142,375        12,593
 Austin Reed Group P.L.C...............................        77,000       252,974
 Avesco P.L.C..........................................        23,999       151,020
 Avon Rubber P.L.C.....................................        67,438       710,126
 Avonside Group P.L.C..................................        50,000        32,433

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Azlan Group P.L.C.....................................        80,000  $     77,501
 BNB Resources P.L.C...................................        59,000       145,627
 BPP Holdings P.L.C....................................        57,450       476,702
 BS P.L.C..............................................         7,000        17,396
 BSG International P.L.C...............................       659,597     1,372,450
 BWI P.L.C.............................................       182,322       285,675
 Babcock International Group P.L.C.....................       122,557       158,994
 Baggeridge Brick P.L.C................................        98,000       151,077
 Bailey (Ben) Construction P.L.C.......................        26,000        22,341
 *Bailey (C.H.) P.L.C..................................       109,500        13,836
 *Bailey (C.H.) P.L.C. Class B.........................        10,000         3,454
 Baldwin P.L.C.........................................        51,000        98,814
 Bandt P.L.C...........................................       315,000       156,561
 Banks (Sidney C.) P.L.C...............................        38,507       189,116
 Barbour Index P.L.C...................................        41,000       141,608
 Barcom P.L.C..........................................       120,000       102,099
 Barlows P.L.C.........................................        50,000        45,490
 Barr & Wallace Arnold Trust P.L.C.....................        16,000        44,749
 Barr (A.G.) P.L.C.....................................        47,000       315,952
 Baynes (Charles) P.L.C................................       341,378       615,418
 Beales Hunter P.L.C...................................        22,254        23,059
 *Bearing Power International P.L.C....................        81,757        20,662
 Beattie (James) P.L.C.................................       102,247       273,904
 Beauford P.L.C........................................         1,312           608
 Bellway P.L.C.........................................        93,000       544,488
 *Bellwinch P.L.C......................................       163,266        53,639
 Bemrose Corp. P.L.C...................................        94,500       644,023
 Benchmark Group P.L.C.................................        26,892       108,512
 Benson Group P.L.C....................................        77,856        42,631
 Bentalls P.L.C........................................       101,500       248,817
 Beradin Holdings P.L.C................................        37,000        23,377
 Berisford P.L.C.......................................       200,000       631,804
 Bespak P.L.C..........................................        60,718       719,157
 Betacom P.L.C.........................................       149,652        89,508
 Bett Brothers P.L.C...................................        41,000       111,214
 Betterware P.L.C......................................       228,870       345,114
 *Beverley Group P.L.C.................................        86,820         1,097
 Bilton P.L.C..........................................       180,000       791,524
 Birkby P.L.C..........................................       119,513       305,055
 *Birkdale Group P.L.C.................................        33,600         1,274
 Birse Group P.L.C.....................................       515,900       195,569
 Black (A & C) P.L.C...................................         2,250        12,131
 Black (Peter) Holdings P.L.C..........................       134,495       844,079
 Black Arrow Group P.L.C...............................        56,500        95,668
 Blacks Leisure Group P.L.C............................        69,959       558,103
 Blagden Industries P.L.C..............................       173,875       442,349
 Blick P.L.C...........................................        74,555       329,729
 Blockleys P.L.C.......................................        73,678        52,757
 *Bolton Group (International), Ltd....................        23,000         1,938
 Boosey & Hawkes P.L.C.................................        47,500       640,228
 Boot (Henry) & Sons P.L.C.............................        57,000       279,459
 *Booth Industries Group P.L.C.........................         5,000         3,580
 Bostrom P.L.C.........................................        36,000       206,221
 Bourne End Properties P.L.C...........................       185,454       160,914
 Bradstock Group P.L.C.................................       130,000       167,554
 Brammer (H.) P.L.C....................................        97,000       980,559
 Brasway P.L.C.........................................       208,631        72,937
 Breedon P.L.C.........................................        75,428       128,988
 Brent International P.L.C.............................       239,531       401,546

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Brent Walker Group P.L.C.............................       128,571  $        119
 Bridgend Group P.L.C..................................        93,000        20,369
 Bridport-Gundry P.L.C.................................        38,500        78,811
 Bristol United Press P.L.C............................        40,500       286,586
 Bristol Water Holdings P.L.C..........................        12,000       261,819
 Britannia Group P.L.C.................................        50,000        26,536
 British Dredging P.L.C................................        45,600       106,406
 British Fittings Group P.L.C..........................        62,658       100,288
 British Mohair Holdings P.L.C.........................        31,500        53,072
 British Polythene Industries P.L.C....................        56,740       438,786
 British Steam Specialties Group P.L.C.................        56,505       447,441
 *British Thornton Holdings P.L.C......................        35,000        10,319
 British-Borneo Petroleum Syndicate P.L.C..............        27,700       206,978
 Britton Group P.L.C...................................       362,200       829,924
 Brockhampton Holdings P.L.C...........................        12,000        37,706
 Brockhampton Holdings P.L.C. Series A Non-Voting......        48,000        76,019
 Brooke Industrial Holdings P.L.C......................        15,574        30,831
 Brooks Service Group P.L.C............................        25,500        35,015
 *Brown & Jackson P.L.C................................       622,019       340,595
 Brown (David) Group P.L.C.............................         6,000        21,835
 Brunel Holdings P.L.C.................................       276,000        72,076
 Budgens P.L.C.........................................       399,285       364,950
 Bulgin (A.F.) & Co. P.L.C.............................         4,000         6,402
 Bulgin (A.F.) & Co. P.L.C. Class A Non-Voting.........        52,000        11,827
 *Bullers P.L.C........................................            97             0
 Bullough P.L.C........................................       256,000       489,538
 Bulmer (H.P.) Holdings P.L.C..........................        60,500       425,562
 Burn Stewart Distillers P.L.C.........................       142,500       115,241
 Burnden Leisure P.L.C.................................        33,000        13,900
 Burndene Investments P.L.C............................       285,500       137,089
 Burtonwood Brewery P.L.C..............................        52,000       133,605
 CLS Holdings P.L.C....................................       100,000       222,395
 CRT Group P.L.C.......................................       124,251       718,034
 Caffyns P.L.C.........................................         6,000        34,117
 *Cairn Energy P.L.C...................................        60,000       475,622
 Cala P.L.C............................................        98,400       171,588
 Calderburn P.L.C......................................       107,636        86,139
 Camellia P.L.C........................................         2,950       156,561
 *Campari International P.L.C..........................        25,000             0
 Canning (W.) P.L.C....................................        68,354       304,607
 *Cantab Pharmaceuticals P.L.C.........................        40,000       483,540
 Cape P.L.C............................................       132,000       256,866
 Capital Corp. P.L.C...................................       135,000       326,390
 Capital Industries P.L.C..............................        75,937       170,799
 Carclo Engineering Group P.L.C........................       179,777       655,757
 *Cardinal Business Group P.L.C........................        25,000         2,317
 *Carlisle Group P.L.C.................................       375,000        55,283
 Carr's Milling Industries P.L.C.......................        19,000        89,632
 Castings P.L.C........................................       102,000       363,464
 *Castle Mill International P.L.C......................        31,500         1,327
 *Cathay International P.L.C...........................       439,600        94,432
 Cattles P.L.C.........................................        39,280       257,438
 Cavaghan & Grey Group P.L.C...........................        31,500        37,681
 Caverdale Group P.L.C.................................        63,924       183,090
 *Celltech P.L.C.......................................         7,000        34,202
 Chamberlin & Hill P.L.C...............................        18,000        57,620
 Channel Holdings P.L.C................................       130,500        67,060
 Charles Sidney P.L.C..................................        50,000        70,341
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Chemring Group P.L.C..................................        49,000  $    140,345
 Chesterfield Properties P.L.C.........................        25,000       250,194
 *Chiroscience Group P.L.C.............................        10,000        43,384
 Chloride Group P.L.C..................................       571,500       382,740
 Christie Group P.L.C..................................        50,846        40,263
 Chrysalis Group P.L.C.................................        72,036       691,792
 Church & Co. P.L.C....................................        26,500       180,822
 City Centre Restaurants P.L.C.........................       408,500       887,836
 *City Site Estates P.L.C..............................        20,000        15,163
 Claremont Garments (Holdings) P.L.C...................       135,700       174,901
 Clark (Matthew) P.L.C.................................        50,000       197,123
 Clarkson (Horace) P.L.C...............................        60,489       109,556
 Clayhithe P.L.C.......................................        41,500        45,797
 *Clinical Computing P.L.C.............................        40,000        21,229
 Clinton Cards P.L.C...................................       132,000       225,731
 Cliveden P.L.C........................................        13,570        12,003
 *Clubhaus P.L.C.......................................        27,733        37,613
 Clyde Blowers P.L.C...................................        19,635        95,936
 *Coal Investments P.L.C...............................         1,102             0
 *Coda Group P.L.C.....................................        14,898        39,031
 *Cohen (A.) & Co. P.L.C...............................         2,100        15,921
 *Cohen (A.) & Co. P.L.C. Class A Non-Voting...........         1,500         9,477
 Colefax & Fowler Group P.L.C..........................        60,000       104,627
 *Colorvision P.L.C....................................        50,000             0
 Community Hospitals Group P.L.C.......................        81,333       535,105
 Concentric P.L.C......................................       133,026       274,551
 Conrad Ritblat Group P.L.C............................        44,009       210,206
 *Consolidated Coal P.L.C..............................         9,166           772
 Cooper (Frederick) P.L.C..............................        86,954        15,383
 Cornwell Parker P.L.C.................................        78,333       221,060
 Cosalt P.L.C..........................................        30,700       121,292
 *Costain Group P.L.C..................................       112,060        40,592
 Country Casuals Holdings P.L.C........................         5,040         7,897
 Countryside Property P.L.C............................       183,454       287,449
 Courts P.L.C..........................................       151,355     1,179,395
 Coutts Consulting Group P.L.C.........................        92,000        42,626
 Cradley Group Holdings P.L.C..........................        80,000        51,892
 Crest Nicholson P.L.C.................................       311,250       563,727
 Crestacare P.L.C......................................       381,864       181,752
 *Creston Land & Estates P.L.C.........................        50,000         7,160
 Cropper (James) P.L.C.................................        22,000        95,074
 Culver Holdings P.L.C.................................           338           755
 Cussins Property Group P.L.C..........................        43,750        71,131
 Daejan Holdings P.L.C.................................        23,000       612,260
 Dagenham Motors Group P.L.C...........................        65,000       108,418
 Dart Group P.L.C......................................        37,000       173,611
 Davis Service Group P.L.C.............................        57,480       300,213
 Dawson Group P.L.C....................................       100,674       356,195
 Dawson International P.L.C............................       408,769       478,645
 *Deanes Holdings P.L.C................................         4,316           291
 Debenham Tewson & Chinnocks Holdings P.L.C............        89,500       127,418
 *Delaney Group P.L.C..................................       270,000        10,235
 Delphi Group P.L.C....................................        51,183       569,142
 Delyn Group P.L.C.....................................        22,500        36,013
 Denby Group P.L.C.....................................        41,237        99,004
 Dencora P.L.C.........................................        23,000        78,470
 Densitron International P.L.C.........................        42,386        35,349
 Derwent Valley Holdings P.L.C.........................        90,000       856,726
 Development Securities P.L.C..........................        62,000       295,094

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Dewhirst Group P.L.C..................................       275,760  $  1,080,202
 Dewhurst P.L.C........................................         9,000         9,174
 Dewhurst P.L.C. Class A Non-Voting....................        15,500        13,710
 Diploma P.L.C.........................................        96,000       367,962
 Dixon Motors P.L.C....................................        55,408       277,722
 Doeflex P.L.C.........................................        25,762        93,536
 Dolphin Packaging P.L.C...............................        49,110       210,990
 Domino Printing Sciences P.L.C........................       127,187       828,215
 *Donelon Tyson P.L.C..................................       322,588             0
 Dowding & Mills P.L.C.................................       400,875       503,172
 Drummond Group P.L.C..................................        26,250        12,162
 Dyson (J.& J.) P.L.C. Class A Non-Voting..............        28,500        58,101
 EBC Group P.L.C.......................................        30,000        23,250
 EIS Group P.L.C.......................................       113,333       589,064
 *ERA Group P.L.C......................................       400,000        23,587
 Eadie Holdings P.L.C..................................       118,000        22,863
 East Surrey Holdings P.L.C............................        36,800       162,133
 Eclipse Blinds P.L.C..................................        85,670       167,432
 Edinburgh Fund Managers Group P.L.C...................        61,000       492,798
 Elbief P.L.C..........................................        23,500        14,253
 *Eleco Holdings P.L.C.................................       104,685        30,865
 Electronic Data Processing P.L.C......................        55,200        51,616
 *Electronics Boutique P.L.C...........................        50,000        35,592
 Elliott (B.) & Co. P.L.C..............................         6,087         7,845
 Ellis & Everard P.L.C.................................       224,935     1,116,075
 Emess P.L.C...........................................       288,250       109,270
 *English & Overseas Properties P.L.C..................       380,000       108,839
 Epwin Group P.L.C.....................................        58,000       198,370
 Etam P.L.C............................................       159,500       358,751
 Eurocamp P.L.C........................................        93,439       372,315
 Eurocopy P.L.C........................................       131,000        65,109
 Eurodis Electron P.L.C................................        70,000       163,932
 Euromoney Publications P.L.C..........................        30,000       841,563
 European Colour P.L.C.................................        82,090        91,282
 European Motor Holdings P.L.C.........................       140,000       221,721
 Evans Halshaw Holdings P.L.C..........................        77,454       378,436
 Evans of Leeds P.L.C..................................        80,000       203,525
 Ewart P.L.C...........................................        30,000        35,381
 Expamet International P.L.C...........................       152,749       297,243
 FII Group P.L.C.......................................        41,166        62,248
 Faber Prest P.L.C.....................................        29,500       170,229
 Fairey Group P.L.C....................................        13,226       123,895
 Falcon Holdings P.L.C.................................         5,500        13,205
 Farepak P.L.C.........................................        90,000       333,592
 *Farringford P.L.C....................................        30,000        10,235
 Fenner P.L.C..........................................       215,276       683,688
 Ferguson International Holdings P.L.C.................       105,000       240,591
 Field Group P.L.C.....................................        10,000        60,822
 Fife Indmar P.L.C.....................................        24,000        19,207
 Fine Art Developments P.L.C...........................         8,000        20,689
 Finelist Group P.L.C..................................         7,000        39,037
 Finlay (James) P.L.C..................................       239,500       457,986
 First Choice Holidays.................................       570,500       807,395
 First Technology P.L.C................................       110,250       584,185
 Firth (G.M.) Holdings P.L.C...........................       163,080        87,923
 Firth Rixson P.L.C....................................       339,666       610,901
 Fitch P.L.C...........................................        15,500        12,143
 Five Oaks Investments P.L.C...........................       150,000        79,607
 Flare Group P.L.C.....................................        20,600        16,139
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fletcher King P.L.C...................................        17,500  $      9,140
 Folkes Group P.L.C....................................        28,000        32,315
 Folkes Group P.L.C. Non-Voting........................        65,500        75,593
 Forminster P.L.C......................................        32,500        58,863
 Forth Ports P.L.C.....................................        51,000       515,552
 *Fortune Oil P.L.C....................................       609,000       135,952
 Forward Technology Industries P.L.C...................        84,260        17,035
 *Foster (John) & Son P.L.C............................        27,500         4,402
 French P.L.C..........................................        32,000        26,957
 Friendly Hotels P.L.C.................................        49,415       103,236
 Frogmore Estates P.L.C................................        51,000       412,012
 Frost Group P.L.C.....................................       175,080       293,502
 *Futura Holdings P.L.C................................         9,000             0
 GBE International P.L.C...............................       149,628        30,251
 GEI International P.L.C...............................        87,000       149,510
 GWR Group P.L.C.......................................        35,698       104,651
 Galliford P.L.C.......................................       239,500        78,685
 Gardiner Group P.L.C..................................       310,500       104,627
 Garton Engineering P.L.C..............................        10,248        25,036
 Gaskell P.L.C.........................................         9,000        56,332
 Geest P.L.C...........................................        85,000       531,305
 Gerrard Group P.L.C...................................       123,860       650,040
 Gibbs & Dandy P.L.C...................................         4,500         7,695
 Gibbs & Dandy P.L.C. Class A Non-Voting...............        11,000        14,734
 Gleeson (M.J.) Group P.L.C............................        25,000       434,892
 Glenmorangie P.L.C....................................        20,000       320,114
 Go-Ahead Group P.L.C..................................         4,000        34,101
 Gold Greenlees Trott P.L.C............................       124,447       398,372
 Goldsmiths Group P.L.C................................        50,000       256,934
 Goode Durrant P.L.C...................................       122,500     1,019,563
 Goodhead Group P.L.C..................................        36,000        19,712
 Graham Group P.L.C....................................        13,000        36,358
 Grainger Trust, Ltd...................................        22,000       116,757
 Grampian Holdings P.L.C...............................       200,324       489,386
 Graseby P.L.C.........................................       136,480       480,581
 Graystone P.L.C.......................................        77,496        47,657
 Greenway Holdings P.L.C...............................        60,197        45,639
 *Greenwich Resources P.L.C............................       219,332        59,125
 Greggs P.L.C..........................................        26,000       876,101
 Greycoat P.L.C........................................       185,000       642,081
 Guiness Peat Group P.L.C..............................       163,641        95,118
 H & C Furnishings P.L.C...............................        40,750       190,864
 Haden Maclellan Holdings P.L.C........................       296,914       490,239
 Haggas (John) P.L.C...................................        59,000        82,008
 Hall Engineering (Holdings) P.L.C.....................       110,528       337,987
 Halstead (James) Group P.L.C..........................        74,955       344,126
 Hambro Countrywide P.L.C..............................       624,000     1,166,967
 Hampden Group P.L.C...................................        25,000        39,804
 Hampson Industries P.L.C..............................       283,463       351,022
 *Hampton Trust P.L.C..................................       232,050       103,604
 Hardy Oil & Gas P.L.C.................................       213,750     1,010,159
 Hardys & Hansons P.L.C................................        48,000       173,872
 Harris (Philip) P.L.C.................................        25,866       124,201
 Hartstone Group P.L.C.................................       800,263        94,380
 Havelock Europa P.L.C.................................        64,250       161,291
 Hawtal Whiting Holdings P.L.C.........................        22,588        31,016
 Hawtin P.L.C..........................................       146,500        73,430
 *Hay (Norman) P.L.C...................................        48,000        28,305
 Haynes Publishing Group P.L.C.........................        38,635       172,495
 Hazlewood Foods P.L.C.................................       200,000       523,976
 Headlam Group P.L.C...................................        99,696       545,899

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Headlam Group P.L.C..................................        11,077  $     60,000
 Heath (Samuel) & Sons P.L.C...........................         7,500        15,669
 *Helene P.L.C.........................................       416,326        49,100
 Helical Bar P.L.C.....................................        35,000       324,621
 Hemingway Properties P.L.C............................       200,000       160,899
 Henderson P.L.C.......................................        47,000     1,108,605
 Henlys Group P.L.C....................................         5,931        40,520
 Hewetson P.L.C........................................        31,428        71,483
 Hi-Tech Sports P.L.C..................................       132,446        91,490
 Hicking Pentecost P.L.C...............................        49,096       231,609
 *Hickson International P.L.C..........................       500,000       501,231
 *High-Point P.L.C.....................................        57,510        51,838
 Hill & Smith Holdings P.L.C...........................       105,101       101,818
 Hodder Headline P.L.C.................................        61,000       211,713
 Hogg Robinson P.L.C...................................       186,000       698,825
 *Hollas Group P.L.C...................................       354,000        14,911
 Holliday Chemical Holdings P.L.C......................       100,000       293,157
 *Holmes & Marchant Group P.L.C........................        54,000         8,188
 Holt (Joseph) P.L.C...................................         6,000       219,868
 Home Counties Newspapers Holdings P.L.C...............        25,000       101,089
 Hopkinsons Group P.L.C................................       210,557       111,746
 *Horace Small Apparel P.L.C...........................        82,500       106,333
 How Group P.L.C.......................................        88,000       101,560
 Howard Holdings P.L.C.................................        57,730        17,508
 *Hozelock Group P.L.C.................................        11,320        61,031
 Hunting P.L.C.........................................       218,695       762,711
 *Huntingdon Life Sciences Group P.L.C.................       138,000       116,252
 IBC P.L.C.............................................        96,470       657,448
 ISA International P.L.C...............................        95,214       132,344
 Ibstock P.L.C.........................................       625,200       558,272
 *Iceland Group P.L.C..................................        34,000        71,891
 Ideal Hardware P.L.C..................................        20,000       222,395
 *Incepta Group P.L.C..................................       176,000        62,271
 Industrial Control Services Group P.L.C...............        26,666        14,601
 Inn Business Group....................................       150,471       148,306
 Intelek P.L.C.........................................        79,904        21,203
 Intereurope Technology Services P.L.C.................        23,500        48,897
 *International Tool & Supply P.L.C....................       159,187        16,762
 Isotron P.L.C.........................................        30,500       228,671
 Ivory & Sime P.L.C....................................        78,125       259,303
 JBA Holdings P.L.C....................................        50,000       825,557
 JLI Group P.L.C.......................................       103,000       102,386
 Jackson Group P.L.C...................................        78,000        72,278
 Jacobs (John I.) P.L.C................................       116,000       176,871
 Jardine Lloyd Thompson Group P.L.C....................       392,800     1,009,235
 Jarvis P.L.C..........................................       175,086     1,002,955
 Jarvis Porter Group P.L.C.............................        99,894       359,326
 Jerome (S.) & Sons Holdings P.L.C.....................        27,562        22,522
 Jeyes Group P.L.C.....................................        50,000       107,407
 Johnson Group Cleaners P.L.C..........................       119,535       425,948
 Johnston Group P.L.C..................................        26,000       153,318
 Johnston Press P.L.C..................................        10,000        35,465
 Jones & Shipman P.L.C.................................        29,500        16,650
 Jones Stroud Holdings P.L.C...........................        42,500       249,899
 Joseph (Leopold) Holdings P.L.C.......................        14,000       148,600
 Jourdan (Thomas) P.L.C................................        40,000        32,011
 Kalamazoo Computer Group P.L.C........................        56,120        65,713
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Keller Group P.L.C....................................         5,000  $     16,385
 Kelsey Industries P.L.C...............................         7,500        52,440
 *Kendell P.L.C........................................       568,260         7,181
 Kenwood Appliances P.L.C..............................       120,000       235,536
 Kode International P.L.C..............................        43,100        65,354
 Kunick P.L.C..........................................       600,000       222,395
 Laing (John) P.L.C....................................       105,007       604,171
 Lambert Fenchurch P.L.C...............................       202,000       382,873
 Lambert Howarth Group P.L.C...........................        34,000       117,431
 Lambert Smith Hampton P.L.C...........................         3,591         6,050
 Lamont Holdings P.L.C.................................        72,231       165,506
 Laura Ashley Holdings P.L.C...........................        66,100        46,217
 Leeds Group P.L.C.....................................        86,938       163,319
 Leslie Wise Group P.L.C...............................       107,000        43,266
 Liberty P.L.C.........................................        51,875       310,268
 Lilleshall P.L.C......................................        80,564       103,837
 Linton Park P.L.C.....................................        39,000       251,003
 Linx Printing Technologies P.L.C......................        36,000        96,742
 Lionheart P.L.C.......................................        20,997         4,157
 *Lister & Co. P.L.C...................................        41,000         6,908
 Locker (Thomas) Holdings P.L.C........................       295,250       196,489
 London Scottish Bank P.L.C............................       281,000       501,837
 Lookers P.L.C.........................................        53,160        98,073
 Lopex P.L.C...........................................       154,948        84,844
 *Lovell (Y.J.) Holdings P.L.C.........................        70,932        13,146
 Lowe (Robert H.) & Co. P.L.C..........................         1,985           736
 Lyles (S.) P.L.C......................................        16,000        19,544
 Lynx Holdings P.L.C...................................       100,000       166,796
 M.R. Data Management Group P.L.C......................       136,158       255,781
 ML Holdings P.L.C.....................................       350,132       306,751
 MS International P.L.C................................        71,500        23,490
 MacFarlane Group Clansman P.L.C.......................       292,687       909,810
 Macro 4 P.L.C.........................................        50,000       286,418
 Mallett P.L.C.........................................        37,437        65,913
 Manchester United P.L.C...............................        42,482       434,813
 Manders P.L.C.........................................        87,492       220,374
 Manganese Bronze Holdings P.L.C.......................        46,184       357,543
 Mansfield Brewery P.L.C...............................       155,500       779,414
 Marling Industries P.L.C..............................       478,398       130,977
 Marshalls P.L.C.......................................       302,100       710,029
 Martin International Holdings P.L.C...................        97,000        57,199
 Marylebone Warwick Balfour Group P.L.C................        41,600        68,686
 Matthews (Bernard) P.L.C..............................       298,000       474,459
 Maunders (John) Group P.L.C...........................        61,000       186,020
 Mayflower Corp. P.L.C.................................       344,012       985,311
 McAlpine (Alfred) P.L.C...............................       171,111       369,011
 McCarthy & Stone P.L.C................................       209,968       445,733
 *McDonnell Information Systems Group P.L.C............       138,000        99,395
 McKay Securities P.L.C................................        87,000       180,292
 McLeod Russel Holdings P.L.C..........................       149,524       420,706
 Meggitt P.L.C.........................................       522,190     1,284,495
 *Melrose Energy P.L.C.................................       250,000        82,134
 Mentmore Abbey P.L.C..................................        76,090        57,689
 Menvier-Swain Group P.L.C.............................         6,358        32,672
 Menzies (John) P.L.C..................................         5,000        31,717
 Merchant Retail Group P.L.C...........................       263,766       142,207
 Meristem P.L.C........................................       109,250        87,431
 Merrydown P.L.C.......................................        35,000        29,484
 Metal Bulletin P.L.C..................................        24,000       412,441
 Metalrax Group P.L.C..................................       368,740       503,218

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Metaltech International P.L.C........................       401,163  $     82,796
 *Micro Focus Group P.L.C..............................        34,500     1,155,253
 Microgen Holdings P.L.C...............................       105,000       132,679
 Microvitec P.L.C......................................       100,000        19,796
 Mitie Group P.L.C.....................................       125,000       489,648
 Molins P.L.C..........................................        68,000       398,121
 Moorfield Estates P.L.C...............................       150,000        66,971
 More Group P.L.C......................................        91,991     1,149,231
 Morland & Co. P.L.C...................................        66,380       550,801
 Moss Brothers Group P.L.C.............................       268,000     1,054,320
 Mowlem (John) & Co. P.L.C.............................       426,504       686,242
 Mucklow (A & J) Group P.L.C...........................       175,000       467,324
 Narborough Plantations P.L.C..........................        63,829        15,056
 Neepsend P.L.C........................................        66,250        44,089
 Nestor - BNA P.L.C....................................       180,200       493,354
 Newmarket Venture Capital P.L.C.......................        80,000         7,413
 Nichols (J.N.) (Vimto) P.L.C..........................        98,750       368,521
 Nightfreight P.L.C....................................       125,000        57,915
 Norcros P.L.C.........................................       292,857       377,457
 Northamber P.L.C......................................        88,888       335,461
 Novo Group P.L.C......................................       113,000        98,047
 *OEM P.L.C............................................        12,000         7,177
 OMI International P.L.C...............................       173,158        49,596
 Ocean Wilson Holdings, Ltd............................        84,250       149,752
 *Oceonics Group P.L.C.................................        52,760        17,778
 Ockham Holdings P.L.C.................................       122,000       175,743
 *Oliver Group P.L.C...................................        68,000        32,652
 Olives Property P.L.C.................................       126,208        59,538
 Osborne & Little P.L.C................................        17,500       178,379
 *Osprey Communications P.L.C..........................        23,524         7,332
 *Owen & Robinson P.L.C................................         9,485         1,398
 Oxford Instruments P.L.C..............................       122,000       664,944
 *Oxford Molecular Group P.L.C.........................        25,000        85,083
 P & P P.L.C...........................................       129,250       342,975
 PGA European Tour Courses P.L.C.......................        80,000        47,175
 PWS Holdings P.L.C....................................       134,428        37,370
 Parity P.L.C..........................................        56,250       593,738
 Park Food Group P.L.C.................................       382,500       283,554
 Parkland Group P.L.C..................................        30,000        82,893
 Partridge Fine Arts P.L.C.............................        58,000        79,641
 Paterson Zochonis P.L.C...............................        22,000       162,719
 Paterson Zochonis P.L.C. Non-Voting...................        27,000       171,724
 Peek P.L.C............................................       291,608       388,130
 Pemberstone P.L.C.....................................         9,158         9,258
 Pendragon P.L.C.......................................        95,750       455,731
 Perkins Foods P.L.C...................................       350,000       583,787
 Perry Group P.L.C.....................................        61,666       187,531
 *Pex P.L.C............................................        68,414         4,322
 Photo-Me International P.L.C..........................       145,000       271,170
 Pifco Holdings P.L.C..................................        20,000        68,740
 Pifco Holdings P.L.C. Class A.........................        20,000        67,392
 Pittards P.L.C........................................        60,985        71,410
 *Pittencrieff Resources P.L.C.........................        74,000        78,546
 Pizza Express P.L.C...................................        32,000       452,068
 Plantation & General Investment P.L.C.................        96,224       146,718
 Plysu P.L.C...........................................       117,800       316,561
 Porter Chadburn P.L.C.................................       256,000       107,828
 Portmeirion Potteries (Holdings) P.L.C................        28,000       150,959
 Portsmouth & Sunderland Newspapers P.L.C..............        30,000       432,154
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Porvair P.L.C.........................................        35,000  $    182,212
 Premier Consolidated Oilfields P.L.C..................         2,488         2,285
 *Premier Land P.L.C...................................        50,000        13,900
 Pressac Holdings P.L.C................................        94,000       415,727
 Prestwick Holdings P.L.C..............................        90,000        51,555
 Princedale Group P.L.C................................       250,000       109,513
 Property Partnerships P.L.C...........................        10,000        44,058
 *Prospect Industries P.L.C............................       372,477         7,844
 Protean P.L.C.........................................        71,076       284,405
 Proudfoot P.L.C.......................................       202,646        95,598
 Prowting P.L.C........................................       173,630       345,190
 Psion P.L.C...........................................         7,000        49,828
 *QS Holdings P.L.C....................................        95,775        48,409
 *Quadrant Group P.L.C.................................         5,662         4,770
 *Quality Software Products Holdings P.L.C.............         5,000        19,796
 Quick Group P.L.C.....................................        56,165       115,918
 RCO Holdings P.L.C....................................        27,000        77,333
 Radamec Group P.L.C...................................        35,000        56,315
 Raglan Property P.L.C.................................       104,631        45,834
 *Raine P.L.C..........................................       467,965       145,860
 Ransom (William) & Son P.L.C..........................        30,000        32,096
 Ransomes P.L.C........................................       308,000       298,380
 Rea Brothers Group P.L.C..............................       106,562        98,745
 Rea Holdings P.L.C....................................        55,729       272,289
 Readicut International P.L.C..........................       473,263       332,897
 Rebus Group P.L.C.....................................        75,000       109,934
 Record Holdings P.L.C.................................        89,727        82,389
 *Reece P.L.C..........................................       283,750         7,171
 Reed Executive P.L.C..................................       116,500       224,741
 Reg Vardy P.L.C.......................................       128,597       601,236
 Regal Hotel Group P.L.C...............................       200,000       149,948
 *Regent Corp. P.L.C...................................         2,488            21
 Regent Inns P.L.C.....................................        85,000       471,873
 Relyon Group P.L.C....................................        45,777       333,568
 Renishaw P.L.C........................................       176,806     1,027,702
 Renold P.L.C..........................................       144,000       652,628
 Ricardo Group P.L.C...................................        96,709       241,146
 *Richards Group P.L.C.................................        16,000         2,291
 Richards P.L.C........................................        61,500        36,266
 Richardsons Westgarth P.L.C...........................        96,928       141,259
 *Richmond Oil & Gas P.L.C.............................       220,000             0
 *Rodime P.L.C.........................................       261,000         6,596
 Rolfe & Nolan P.L.C...................................        24,000       121,306
 *Ross Group P.L.C.....................................        13,200           667
 Rotork P.L.C..........................................       219,500     1,015,144
 Rowe Evans Investments P.L.C..........................       114,417       174,458
 Roxboro Group P.L.C...................................         5,000        16,764
 Roxspur P.L.C.........................................       585,225        71,484
 Royal Doulton P.L.C...................................        10,000        36,560
 Rubicon Group P.L.C...................................        47,890        88,754
 Russell (Alexander) P.L.C.............................        47,500        68,424
 Rutland Trust P.L.C...................................       684,000       573,324
 S & U P.L.C...........................................        29,040       158,034
 SEP Industrial Holdings P.L.C.........................       200,000        94,349
 SIG P.L.C.............................................       103,200       499,014
 Salvesen (Christian) P.L.C............................       100,000       156,687
 Sanderson Bramall Motor Group P.L.C...................        79,166       320,778
 Sanderson Electronics P.L.C...........................        90,000        97,045
 Saville (J.) Gordon Group P.L.C.......................       454,228       455,346
 Savills P.L.C.........................................       104,000       190,990

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Scholl P.L.C..........................................       166,250  $    767,473
 Scottish Metropolitan Property P.L.C..................       314,266       513,594
 Secure Trust Group P.L.C..............................        40,000       416,148
 *Seet P.L.C...........................................         7,000         3,420
 Sennah Rubber Co., Ltd. (Guernsey)....................         1,214       158,515
 Serco Group P.L.C.....................................        17,500       241,770
 Servomex P.L.C........................................        30,000       150,875
 Seton Healthcare Group P.L.C..........................        88,366       709,413
 Severfield-Reeve P.L.C................................        20,000       147,421
 Shaftesbury P.L.C.....................................       112,500       380,978
 Shandwick International P.L.C.........................       302,640       203,956
 Shani Group P.L.C.....................................        30,000        26,788
 Shanks & McEwan Group P.L.C...........................       192,000       483,608
 Sharpe & Fisher P.L.C.................................        46,257       176,521
 *Sheffield United P.L.C...............................         3,000         2,552
 Sherwood Group P.L.C..................................       270,000       131,921
 Shiloh P.L.C..........................................        14,500        26,995
 *ShopRite Group P.L.C.................................       204,780        69,866
 Sidlaw Group P.L.C....................................       176,071       280,331
 Silentnight Holdings P.L.C............................       129,000       613,987
 *Simon Engineering P.L.C..............................       378,141       254,838
 *Sims Food Group P.L.C................................        99,000        68,386
 Sinclair (William) Holdings P.L.C.....................        53,000       194,216
 Sindall (William) P.L.C...............................        75,500       211,793
 Singapore Para Rubber Estates P.L.C...................        26,000       102,942
 Singer & Friedlander Group P.L.C......................       364,000       846,314
 Sirdar P.L.C..........................................       145,266       124,820
 Sketchley P.L.C.......................................       141,800       111,091
 Smart (J.) & Co. (Contractors) P.L.C..................        22,500        95,718
 South Staffordshire Water Holdings P.L.C..............        11,600       638,105
 *Spring Ram Corp. P.L.C...............................       616,000       129,730
 St. James Beach Hotels P.L.C..........................        25,590        86,013
 St. Modwen Properties P.L.C...........................        50,000        60,232
 Stanley (Charles) Group P.L.C.........................        19,200        57,418
 Stanley Leisure Organisation P.L.C....................       231,258       977,961
 Stat-Plus Group P.L.C.................................        58,000       126,057
 Staveley Industries P.L.C.............................       245,000       598,529
 Steel Burrill Jones Group P.L.C.......................       165,682        82,347
 Sterling Industries P.L.C.............................        76,000       310,510
 Stirling Group P.L.C..................................       336,000       220,777
 Stoddard Sekers International P.L.C...................       179,100        42,999
 Stratagem Group P.L.C.................................        70,315        75,227
 Stylo P.L.C...........................................       117,000       167,554
 Sunleigh P.L.C........................................     1,000,000        16,848
 Sutcliffe Speakman P.L.C..............................       360,864       121,597
 Swallowfield P.L.C....................................        15,000        53,956
 Swan (John) and Sons P.L.C............................         1,000         6,823
 Swan Hill Group P.L.C.................................       109,500       163,271
 Syltone P.L.C.........................................        50,400        97,652
 T & S Stores P.L.C....................................       253,910       782,856
 TGI P.L.C.............................................        59,560        58,201
 *Talbex Group P.L.C. (In Receivership)................       385,000             0
 Tamaris P.L.C.........................................       206,460         6,957
 *Tandem Group P.L.C...................................       327,365        28,956
 Tay Homes P.L.C.......................................        76,266       172,824
 Taylor Nelson AGB P.L.C...............................       468,475       586,049
 Tele-Cine Cell Group P.L.C............................        30,000        19,460
 Telemetrix P.L.C......................................       246,722       243,173
 Telspec P.L.C.........................................        25,000        89,506
 Tex Holdings P.L.C....................................        14,000        31,961
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Thorntons P.L.C.......................................       188,000  $    745,933
 Thorpe (F.W.) P.L.C...................................        24,000        69,751
 Tibbett & Britten Group P.L.C.........................       100,323       927,103
 Tie Rack P.L.C........................................       125,000       271,676
 Tilbury Douglas P.L.C.................................       242,957       910,773
 Time Products P.L.C...................................       192,000       706,811
 Tinsley Robor P.L.C...................................        60,000       145,062
 Tomkinsons P.L.C......................................        14,800        39,024
 Tops Estates P.L.C....................................        10,050        31,155
 *Torday & Carlisle P.L.C..............................        65,000        41,067
 Tottenham Hotspur P.L.C...............................       150,000       200,914
 Town Centre Securities P.L.C..........................       150,000       270,412
 *Toye & Co. P.L.C.....................................         2,000         2,527
 *Trace Computers P.L.C................................        33,552        42,397
 *Trafficmaster P.L.C..................................         2,000        12,586
 Trafford Park Estates P.L.C...........................        50,000       126,361
 Transtec P.L.C........................................       251,525       417,415
 Trinity Holdings P.L.C................................        54,000       286,586
 Triplex Lloyd P.L.C...................................       161,617       566,371
 *Try Group P.L.C......................................       243,407        84,069
 Tunstall Group P.L.C..................................        89,000       152,947
 UDO Holdings P.L.C....................................        71,000       191,394
 UK Estates P.L.C......................................        50,000        19,796
 *UK Safety P.L.C......................................       135,833        21,741
 Ugland International Holdings P.L.C...................       219,500       299,551
 Ulster Television, Ltd................................       125,000       508,602
 *Union P.L.C..........................................        47,000        64,537
 United Carriers Group P.L.C...........................        70,000        89,632
 United Industries P.L.C...............................       122,292       110,231
 Usborne P.L.C.........................................       111,066        40,232
 VCI P.L.C.............................................        90,000       293,410
 Vardon P.L.C..........................................       188,000       380,093
 Verity Group P.L.C....................................       250,000       273,782
 *Vert (Jacques) P.L.C.................................        45,000        16,301
 Vibroplant P.L.C......................................       113,500       118,560
 Victoria Carpet Holdings P.L.C........................        12,000        15,871
 *Videologic Group P.L.C...............................       311,666       299,306
 *Viglen Technology P.L.C..............................        19,702        16,597
 Vitec Group P.L.C.....................................         4,500        47,499
 Volex Group P.L.C.....................................        85,206       739,313
 Vosper Thornycroft Holdings P.L.C.....................        20,000       287,092
 Vymura P.L.C..........................................        50,000        97,298
 WF Electrical P.L.C...................................        38,500       418,380
 WSP Group P.L.C.......................................        50,000        70,762
 Wace Group P.L.C......................................       195,000        91,991
 Waddington (John) P.L.C...............................       229,285     1,023,699
 Wagon Industrial Holdings P.L.C.......................        30,000       130,152
 Wainhomes P.L.C.......................................         6,000        12,131
 Walker Greenbank P.L.C................................       313,000       234,669
 Ward Holdings P.L.C...................................       130,000       114,988
 Wardle Storeys P.L.C..................................        58,000       395,762
 Warner Estate Holdings P.L.C..........................        70,000       263,589
 Warner Howard P.L.C...................................        63,817       248,370
 Waste Recycling Group P.L.C...........................         3,000        14,127
 *Water Hall Group P.L.C...............................         2,484         1,862
 Waterman Partnership Holdings P.L.C...................        45,000        43,594
 *Wates City of London Properties P.L.C................       230,000       432,070
 Watson & Philip P.L.C.................................       107,400       843,220
 Watts, Blake, Bearne & Co. P.L.C......................        50,500       379,470
 *Waverly Mining Finance P.L.C.........................        42,500        10,741

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Wellman P.L.C.........................................       204,833  $    126,826
 Wembley P.L.C.........................................         6,053        28,555
 Wescol Group P.L.C....................................       125,000       136,891
 West Trust P.L.C......................................       145,194       113,750
 Westbury P.L.C........................................       220,444       891,375
 *Western Selection P.L.C..............................        35,525         7,781
 Westminster Health Care Holdings P.L.C................        12,000        69,650
 Wetherspoon (J.D.) P.L.C..............................        22,755       118,081
 Whatman P.L.C.........................................        56,500       754,395
 Whitecroft P.L.C......................................       105,000       229,092
 Widney P.L.C..........................................        39,528        28,970
 *Wiggins Group P.L.C..................................     1,076,500       194,973
 Willoughby's Consolidated P.L.C.......................         9,000        18,196
 Wilshaw P.L.C.........................................       223,409       135,505
 Windsor P.L.C.........................................        83,441        16,518
 Wintrust P.L.C........................................        22,500       135,522
 Wolstenholme Rink P.L.C...............................        15,500       180,190
 Worthington Group P.L.C...............................        79,364        84,239
 Wyko Group P.L.C......................................       178,666       445,507
 Wyndeham Press Group P.L.C............................        63,066       247,041
 York Waterworks P.L.C.................................        17,000        97,382
 Yorklyde P.L.C........................................        25,555        60,277
 Yorkshire Group P.L.C.................................       110,400       402,697
 Young & Co's Brewery P.L.C............................        10,000        96,877
 Young & Co's Brewery P.L.C. Class A...................         8,034        89,674
 Young (H.) Holdings P.L.C.............................        59,226       148,180
 Zetters Group P.L.C...................................        14,500        28,461
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $136,469,081)..................................                 166,539,269
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling (Cost $283,480)...............                     270,640
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                         ------------
                                                            (000)
BONDS -- (0.0%)
 *Viglen Technology P.L.C. 6.375%, 09/01/00 (Cost
   $19,859)............................................            32        88,193
                                                                       ------------

                                                               SHARES        VALUE+
                                                         ------------  ------------
PREFERRED STOCKS -- (0.0%)
 East Surrey Holdings P.L.C. 7.8%......................         9,200  $     18,097
 Rea Holdings P.L.C. 9% Cumulative.....................         2,496         4,205
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $37,184).......................................                      22,302
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Thomas Jourdan P.L.C. Rights (Cost $0)...............        26,666         1,797
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $136,809,604)..................................                 166,922,201
                                                                       ------------
AUSTRALIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Titan Resources NL (Cost $17,325)....................        66,825         6,859
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $3,854,763) to be
   repurchased at $3,795,723.
   (Cost $3,794,000)...................................  $      3,794     3,794,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.3%)
  (Cost $140,620,929)++................................                 170,723,060
                                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (0.7%)
 Other Assets..........................................                   1,549,978
 Payable for Investment Securities Purchased...........                    (377,776)
 Other Liabilities.....................................                     (44,393)
                                                                       ------------
                                                                          1,127,809
                                                                       ------------
NET ASSETS -- (100.0%).................................                $171,850,869
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@Denominated in local currency.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
FRANCE -- (24.8%)
COMMON STOCKS -- (24.8%)
  Agricole de la Crau..................................           440  $     42,558
  Agricole de la Pointe-a-Pitre........................           450        48,785
  Airfeu SA............................................           600        18,091
  Apem SA..............................................         1,000        57,593
  *Arbel SA............................................         2,280        19,311
  Assystem SA..........................................         2,657        92,715
  Aurea................................................           600         7,114
  Bail-Investissement (Societe Immobiliere pour le
    Commerce & l'Industrie)............................         2,367       328,778
  Bains de Mer et du Cercle des Etrangers a Monaco.....         4,615       415,104
  Banque de la Reunion.................................         3,948       234,065
  Banque Transatlantique...............................         3,030        94,439
  Bazar de l'Hotel de Ville SA.........................         9,950       896,656
  Berger Levrault SA...................................           476        76,196
  Bertrand Faure SA....................................        47,200     3,214,099
  Bioblock Scientific SA...............................         1,373        88,355
  Boiron SA............................................         3,800       199,543
  #Bollore Technologies SA.............................        20,366     2,601,167
  Brioche Pasquier SA..................................         2,600       255,442
  Brosse et Dupont.....................................         3,170       230,897
  Burelle SA...........................................         4,030       199,333
  But SA...............................................         7,650       329,274
  *CDE (Comptoir des Entrepeneurs SA)..................         8,713        18,965
  CEGID................................................         4,500       466,504
  CFC (Cie Financiere des Cardans).....................           296        84,185
  COM 1 SA.............................................           450        11,434
  Caisse Regionale de Credit Agricole Mutuel de la
    Brie...............................................           242        13,938
  Cambodge.............................................         1,605       570,933
  Carbone Lorraine.....................................         6,649     1,793,042
  Caves & Producteurs Reunis de Roquefort..............           192        60,168
  Cegedim SA...........................................         1,600       199,204
  Centenaire-Blanzy....................................         2,207       131,557
  *Centrest (Societe Developpement Regional du
    Centre-Est)........................................         1,705           144
  Change de la Bourse SA...............................           614        23,713
  Christian Dalloz SA..................................         2,022       235,646
  Cipe France SA.......................................         7,221       205,493
  *Cofigeo (Cie Financiere Geo)........................           400        52,850
  Compagnie Financiere de CIC et de l'Union Europeene
    SA Series D........................................        10,650       781,140
  *Compagnie Financiere pour l'Immobilier d'Enterprise
    Fidei..............................................         9,399        52,221
  *Concorde Cie d'Assurances Contre les Risques de
    Toute Nature SA....................................         2,992       634,030
  Consortium International de Diffusion et de
    Representation Sante Cider Sante...................           600        33,540
  Continentale d'Assurances SA.........................           810        72,445
  Continentale d'Entreprises SA........................        20,087       714,538
  *Costimex SA.........................................           700        14,383
  Courtois SA..........................................           100         8,114

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Credit Foncier et Communal d'Alsace et de Lorraine...           840  $    106,005
  Credit National......................................         3,700       217,670
  *Cristalleries de Baccarat...........................         1,567       143,336
  *DMC (Dollfus Mieg et Cie)...........................        25,400       431,545
  Damart SA............................................         2,290     1,415,857
  *Darblay SA..........................................           305        28,157
  Dassault Electronique SA.............................        17,400     1,638,759
  Deveaux SA...........................................         1,040       123,141
  Didot-Bottin.........................................           810       106,061
  Dietrich et Cie......................................        27,775     1,312,652
  Distriborg Groupe SA.................................         1,050        76,480
  Docks des Petroles d'Ambes...........................           100        10,163
  Docks Lyonnais.......................................         1,110        23,870
  *#Dynaction SA.......................................        10,660       279,885
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................        17,571     2,735,289
  EMI France SA........................................           300        83,061
  Electricite de Strasbourg............................         7,928       671,467
  Emin Leydier Emballages SA...........................         1,056        69,941
  *Emprunt Conjoint de Banque du Batiment et des
    Travaux Publics et de Financiere de Gestion et
    d'Investissement SA................................        29,814        38,382
  Europe 1 Communication...............................         4,782       912,093
  Exacompta Clairefontaine SA..........................         1,600       216,821
  *Expand SA...........................................           412        40,129
  Explosifs et de Produits Chimiques...................           524        96,927
  Faienceries Sarreguemines Digoin et Vitry-le-Francois
    SA.................................................           330        28,229
  *Fichet-Bauche.......................................         3,515        22,626
  Fimalac SA...........................................        19,020     1,501,370
  *Financiere et Immobiliere de l'Etang de Berre et de
    la Mediterranee SA.................................           400         5,014
  Fininfo SA...........................................           976       115,728
  *Fives-Lille.........................................         8,400       516,508
  Fonciere (Cie).......................................         2,823       279,742
  #Fonciere Lyonnaise SA...............................         4,515       525,419
  Fonderies Franco Belge...............................           492        41,670
  Fraikin SA...........................................         3,284       179,123
  *Francaise des Ferrailles............................         5,288       391,439
  Francaise des Magasins Uniprix.......................         2,886       146,659
  France-Africaine de Recherches Petrolieres
    Francarep..........................................         3,864       183,268
  Frankoparis SA.......................................         4,387        55,140
  *Fromagerie F. Paul Renard...........................           200        45,736
  Fructivie SA.........................................            34         3,600
  *GCI (Groupe Chatellier Industrie SA)................         8,721         3,102
  GFI Industries SA....................................         1,369       229,578
  Galeries Lafayette SA................................         5,664     2,460,944
  Gantois Series A.....................................           647        99,842
  Gascogne SA..........................................         6,472       515,261
  Gaumont..............................................        14,292       949,009
  Gautier France SA....................................         1,680        71,400
  *Genefim.............................................         6,161       229,596
  *Generale de Geophysique SA..........................        14,976     1,623,555
  *Generale de Transport et d'Industrie................        12,890       381,886
  Gevelot..............................................         1,792       343,011
  Gifrer Barbezat SA...................................           550        53,104

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Grand Bazar de Lyon.................................           650  $     17,396
  Grands Moulins de Strasbourg.........................           110        30,186
  *Groupe Andre SA.....................................         5,833       568,134
  Groupe du Louvre SA..................................         6,753       351,978
  Groupe Guillin SA....................................         1,200        44,475
  Groupe Norbert Dentressangle SA......................         1,580       161,921
  Groupe Zannier SA....................................         4,100        84,730
  Groupement pour le Financement de la Construction
    SA.................................................        19,075     1,673,730
  Guerbet SA...........................................         1,990        70,789
  Guitel-Etienne-Mobilor SA............................           160         4,025
  Guyenne et Gascogne SA...............................         5,200     1,632,187
  HIT SA...............................................           600        52,545
  Havas Advertising SA.................................        21,196     2,621,006
  Hoteliere Lutetia Concorde...........................         2,505       174,822
  *Hotels et Casinos de Deauville......................         2,055       186,233
  ICBT Groupe SA.......................................         1,200        36,385
  IMS International Metal Service SA...................        12,630       158,317
  *Immeubles de France.................................        25,927     1,545,917
  Immobanque...........................................         1,098       112,153
  Immobiliere Marseillaise.............................           656       800,069
  Industrie des Transports.............................           600        41,162
  Industrielle et Financiere d'Entreprise SA...........           300        12,704
  Industrielle et Financiere d'Ingenierie SA...........        40,100       764,846
  *Infogrames Entertainment SA.........................         1,550       239,189
  Informatique et Realite SA...........................         2,643        92,674
  Intertechnique SA....................................         4,150       913,163
  Jet Multimedia SA....................................           503        50,611
  Labinal SA...........................................        12,000     3,049,044
  *Lacroix Indu........................................           593        28,126
  Laurent Bouillet.....................................           480        24,392
  *Lectra Systemes SA..................................        19,192        81,274
  Legris Industries SA.................................        32,350     1,117,881
  Locindus (Cie Financiere pour la Location d'Immeubles
    Industrials et Commerciaux)........................         1,600       205,438
  *Lucia...............................................           254         2,173
  *MRM.................................................         1,424        97,933
  Manitou BF SA........................................         2,773       330,684
  Marie Brizard & Roger International SA...............           266        22,439
  Matussiere et Forest SA..............................        13,600       125,783
  *Maxi-livre/Profrance SA.............................         1,200         7,704
  Mediascience SA......................................           150         9,493
  Metal Deploye........................................           328        18,390
  *Metaleurop SA.......................................        58,400       608,386
  *Metrologie International............................        15,050        35,691
  Michel Thierry SA....................................           700        74,702
  Montupet SA..........................................         3,245       362,785
  *Mors................................................        32,445        25,006
  *Moulinex SA.........................................        97,800     2,352,439
  *Musee Grevin SA.....................................           822        13,778
  *NAF NAF SA..........................................         4,200        47,667
  *Nationale de Navigation.............................         8,880       195,545
  Nord-Est.............................................         3,240        65,859
  *Nordon & Cie........................................           800        52,240
  *Olipar..............................................           250         2,837
  PSB Industries SA....................................         1,240       107,123
  Papiers Peints (Societe Francaise des)...............           200        32,523
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Parisienne de Chauffage Urbain.......................           200  $     14,059
  Paul Predault SA.....................................         2,199        44,513
  *Pier Import Europe SA...............................         2,100        13,411
  Plastic Omnium.......................................        12,036     1,284,440
  *Primisteres Reynoird SA.............................           800        24,555
  Publicis SA..........................................        20,150     1,723,684
  Radiall SA...........................................         1,340       142,546
  Rallye SA............................................        21,600       914,713
  Robertet SA..........................................           269        49,439
  *Rocamat.............................................         5,579         9,309
  Rochefortaise Communication SA.......................        11,420       715,746
  *#Rochette...........................................        98,470       416,999
  Rougier SA...........................................         2,040       110,579
  *Rouleau-Guichard SA.................................           300        11,942
  Rue Imperiale de Lyon................................           450       394,851
  *SAGA (Societe Anonyme de Gerance et d'Armement).....         6,425       165,101
  SAMSE SA.............................................         1,100       161,176
  SAT SA (SA des Telecommunications)...................         2,832       784,816
  *SDR de Bretagne SA..................................           714         7,245
  *SEDIVER (Societe Europeene d'Isolateurs en Verre et
    Composite).........................................           551        12,600
  *SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................         2,940       512,951
  SGCA (Societe Generale de Courtage d'Assurances).....           554        60,904
  *SGE (Societe Generale d'Enterprise SA)..............        10,500       255,408
  SOCIM (Societe Immobiliere d'Investissement).........         3,829       136,206
  SOGEPAG (Societe Exploitation de Parces et Gauges)...           379        10,914
  Sabate SA............................................           600        72,974
  Sabeton..............................................         1,350       152,071
  Saupiquet............................................         4,500       414,670
  Savoisienne..........................................         3,963        63,773
  Sechilienne..........................................           220        43,229
  Securidev SA.........................................         1,500        24,646
  *Selectibanque SA....................................         7,100        80,098
  Sidergie SA..........................................           800       132,803
  Signaux et d'Equipements Electroniques SA............        23,983       723,127
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................         3,064       406,389
  Skis Rossignol SA....................................        46,668       792,096
  Smoby SA.............................................           500        45,058
  Societe d'Etudes et de Realizations pour les
    Industries du Bois Seribo..........................           450        11,015
  Societe Dauphin Office Technique d'Affichage SDCS....         2,192       155,948
  Societe Financiere Immobail SA.......................         4,807       118,883
  Societe Financiere Interbail SA......................         7,000       193,276
  *Sodero (Societe de Developpement Regional de
    l'Ouest)...........................................         4,181        11,579
  #Sogeparc SA.........................................         4,312       279,019
  Soie SA..............................................           390        13,213
  Solitaire Produits d'Entretien Francais Prodef.......           300        32,523
  Sommer-Allibert SA...................................        12,900       417,363

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sophia SA............................................        11,700  $    451,868
  Sopra Conseil et Assistance en Informatique SA.......         1,380       142,126
  Strafor Facom SA.....................................        33,703     2,054,097
  Sucriere de Pithiviers-le-Vieil......................         1,825       973,788
  Sylea SA.............................................         4,159       376,907
  Taittinger SA........................................         2,540     1,295,925
  Tanneries de France..................................           158         7,949
  *Teisseire France SA.................................           700        19,007
  *Teleflex Lionel-Dupont..............................         7,625       135,361
  Thermal de Bagnoles de l'Orne........................           245        27,474
  Touax SA.............................................         3,604       123,929
  *Trouvay et Cauvin SA................................         1,500        24,138
  Unilog SA............................................           632        81,897
  Union Generale du Nord SA............................           994        39,652
  Union Immob..........................................         3,100       211,095
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................        31,700     1,922,354
  Vermandoise de Sucreries.............................           323       322,809
  *Via Banque..........................................        20,692       585,343
  Viel et Cie..........................................         2,792        70,468
  Vilmorin et Cie SA...................................         2,349       189,003
  Virax................................................           954        29,734
  Virbac SA............................................         1,713       120,710
  Vulcanic SA..........................................           400        19,643
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $72,972,767)...................................                  80,332,771
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *French Francs
    (Cost $14,116).....................................                      14,002
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *BCR Participations Warrants 05/15/99................         6,425         1,045
  *Derichebourg Finances Warrants 07/15/98.............         5,288         4,344
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $101,804)......................................                       5,389
                                                                       ------------
TOTAL -- FRANCE
  (Cost $73,088,687)...................................                  80,352,162
                                                                       ------------
GERMANY -- (19.8%)
COMMON STOCKS -- (19.8%)
  *AGIV AG fuer Industrie & Verkehrswesen..............         8,300       170,345
  Aachener Strassenbahn und Energieversorguns AG.......           178        41,376
  Aachener und Muenchener Lebensversicherung AG........           347       167,221
  Aachener und Muenchener Versicherungs AG.............         2,107       711,957
  Agrippina Rueckversicherung AG, Koeln................           127       169,206
  *Agrob AG............................................           290        59,518
  Aigner (Etienne) AG..................................           600       213,966
  *Alexanderwerk AG....................................           100         6,803
  Allweiler AG.........................................           289        60,132
  Alte Leipziger Versicherungs AG Series C.............         1,043       390,276
  *Amira Verwaltungs AG................................           200       144,572
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Andreae-Noris Zahn AG, Anzag.........................        33,200  $  1,298,765
  *Anterra Vermoegensverwaltungs AG....................         1,350       107,153
  Apoca Parking AG.....................................         1,650       135,642
  *Augsburger Kammgarn Spinnerei AG....................           660        11,226
  BDAG Balcke-Duerr AG.................................         3,291       466,457
  *Barmag AG...........................................         1,300       288,180
  Bayerische Handelsbank AG............................         2,270       639,625
  Berliner Elektro Holding AG..........................         7,800       127,359
  Berliner Kindl-Brauerei AG...........................           850       192,762
  Binding-Brauerei AG..................................         2,925       711,421
  Biotest AG...........................................         8,060       233,050
  Blaue Quellen Mineral und Heilbrunnen AG.............           510       318,058
  *Bochum-Gelsenkirchener Strassenbahnen AG............           224        45,719
  Boewe Systec AG......................................         3,000       102,051
  Boss (Hugo) AG.......................................           440       581,235
  *Brau und Brunnen AG.................................         4,995       416,290
  Breitenburger Portland-Cement-Fabrik AG..............            20        29,481
  Bremer Strassenbahn AG...............................           188        30,910
  *Bremer Woll-Kaemmerei AG............................         1,996       174,271
  Brillant AG..........................................         1,310       260,688
  Buckau (Walther) AG..................................           800        92,072
  *Ceag Industrie-Aktien und Anlagen AG................         2,067       246,681
  *Computer 2000 AG....................................           547       150,098
  *Concordia Bau und Boden AG..........................        32,189       264,618
  *Concordia Bau und Boden AG Em 97....................        11,099        82,432
  Custodia Holding AG..................................            20        25,853
  *DLW AG..............................................         3,940       451,223
  DSL Holding AG.......................................         5,850       978,411
  Data Modul AG........................................         2,400       107,493
  *Deutsche Babcock AG, Oberhausen.....................         2,900       146,823
  Deutsche Bank Luebeck AG.............................           794       675,235
  Deutsche Hypotheken Bank AG, Hannover/Berlin.........         2,500       559,861
  Deutsche Spezialglas AG..............................         1,600       246,736
  Deutsche Steinzeug Cremer & Breuer AG................         4,700       295,777
  Deutsche Verkehrs-Bank AG............................         4,750       461,850
  Didier-Werke AG......................................         6,800       488,074
  *Dierig Holding AG...................................         1,500       115,657
  Doag-Holding AG......................................           750        72,711
  *Dortmunder Actien-Brauerei AG.......................         1,650        79,514
  Duerr Beteiligungs AG................................        31,750     1,074,636
  Duerrkopp Adler AG...................................           800        54,427
  Dyckerhoff & Widmann AG..............................         4,919       568,919
  Dyckerhoff AG........................................         1,475       439,030
  Eichbaum-Brauereien AG, Mannheim.....................           672        95,247
  Erlus Baustoffwerke AG...............................           297        88,401
  *Erste Kulmbacher Actien Brauerei AG.................           432        14,083
  Escada AG............................................         2,052       285,027
  Fag Kugelfischer Georg Schaeffer AG..................        37,500       552,774
  *Felten & Guilleaume Energietechnik AG...............         3,250       257,961
  *Flender (A. Friedrich) AG...........................           900        97,969
  Forst Ebnath AG......................................             4         1,746

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Fraenkisches Ueberlandwerk AG, Nuernberg.............           680  $    161,535
  Fuchs Petrolub AG Oel & Chemie.......................         2,231       250,442
  Fuchs Petrolub AG Oel & Chemie (Stimmrechtslos)......            55         6,080
  Gerresheimer Glas AG.................................        23,800       383,886
  Gilde Brauerei AG....................................         1,200       374,186
  *Gildemeister AG.....................................         1,400        76,992
  Goldschmidt AG.......................................         3,200     1,070,398
  Grosskraftwerk Franken AG............................           789       219,635
  Hagen Batterie AG....................................           956       151,761
  Hamborner AG.........................................         2,100       454,806
  Hamburger Hochbahn AG Series A.......................         3,400       202,400
  Harpener AG..........................................         7,100     1,187,473
  Hasen-Braeu AG.......................................           100        76,538
  Heilit & Woerner Bau AG..............................           425        31,324
  Heilit & Woerner Bau AG..............................         1,701       133,084
  Heinrich Industrie & Handels AG......................           350       125,012
  Herlitz AG...........................................         3,462       248,291
  Hindrichs-Auffermann AG..............................         1,930        31,732
  Holsten-Brauerei AG, Hamburg.........................         3,077       673,377
  *Honsel-Werke AG.....................................           350        25,796
  Horten AG............................................         3,380       459,908
  Hucke AG.............................................         8,300       185,874
  *Hutschenreuther AG Em 97............................         4,200        80,960
  Hypothekenbank In Hamburg AG.........................         1,293       791,709
  ICN (Immobilien Consult Nuernberg AG)................           707       338,703
  IFA Hotel & Touristik AG.............................         7,000       148,824
  *Ikon AG Praezisionstechnik..........................           200        20,410
  Iwka AG..............................................         6,224     1,418,531
  Jacobsen (W.) AG, Kiel...............................            37        52,443
  KM Europa Metal AG...................................         7,550       755,501
  #KM Europa Metal AG Em 95............................        10,570       994,778
  *KSB AG..............................................         2,387       554,855
  KWS Kleinwanzlebener Saatzucht AG....................         1,650     1,075,784
  *Kali und Salz Beteiligungs AG.......................        13,950     1,028,951
  Kampa-Haus AG........................................        12,375       340,275
  *Kaufhalle AG........................................         7,800       849,061
  Kaufring AG..........................................         2,203       106,164
  *Kempinski AG, Berlin................................           686       217,799
  Keramag Keramische Werke AG..........................         1,300       534,349
  Kiekert AG...........................................        12,950       552,851
  *Kloeckner Humboldt-Deutz AG.........................        16,750       113,957
  *Kloeckner-Werke AG..................................        23,800     1,666,430
  *Koeln-Duesseldorfer Deutsche Rheinschiffahrt AG.....           300        13,777
  *Kolb und Schuele AG.................................        10,000        40,537
  *#Kolbenschmidt AG, Neckarsulm.......................        75,000       977,985
  Kraftuebertragungswerke Rheinfelden AG...............         4,684     1,149,868
  Kraftwerk Altwuerttemberg AG.........................           200       225,645
  Kromschroder (G.) AG.................................           765       138,789
  *Kueppersbusch AG....................................           525        59,530
  Kupferberg (Christian Adalbert) & Cie KG A.A.........           151        81,329
  *Leffers AG, Bielefeld...............................         1,225       170,155
  Lehnkering AG........................................         1,530       249,820
  Leifheit AG..........................................        13,500       459,228
  Leonische Drahtwerke AG..............................         2,500       843,335
  MG Vermoegensverwaltungs AG..........................         3,737       228,818
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *MLF Holding fuer Umwelttechnologie AG...............           165  $      1,590
  *MLF Holding fuer Umwelttechnologie AG Em 95.........            33           337
  *Maihak (H.) AG......................................           153        20,818
  Main Kraftwerke AG...................................         1,182       810,860
  Mainzer Aktien-Bierbrauerei AG.......................           563       126,432
  Mannheimer Versicherung AG...........................         2,257     1,407,562
  *Markt und Kuehlhallen AG............................         1,400       192,876
  Maternus-Kliniken AG, Bad Oyenhausen.................         2,400        26,125
  *Mauser Waldeck AG...................................         1,667       170,118
  Mittelschwaebische Ueberlandzentrale AG..............           355       190,197
  *Moenus Textilmaschinen AG...........................         5,250        44,052
  *Moksel (A.) AG......................................        15,800       127,200
  Muehle Rueningen AG..................................            60        11,702
  *Mueller-Weingarten AG...............................           579        86,990
  *Nak Stoffe AG.......................................         1,046         1,779
  *Neue Baumwoll-Spinnerei und Weberei Hof AG..........         1,217       124,196
  *Niedermayr Papierwarenfabrik AG.....................            60        12,348
  Nordcement AG........................................         2,000       839,083
  Norddeutsche Steingutfabrik AG.......................         5,960        77,548
  Nuernberger Hypothekenbank AG........................         2,626       729,515
  *Orenstein & Koppel AG...............................         3,778        88,890
  Otavi Minen AG.......................................           600        71,435
  Otto Reichelt AG.....................................        11,950       169,376
  Parkbrauerei AG......................................           300        38,269
  Patrizier-Braeu AG...................................           124         8,577
  *Pfaff (G.M.) AG.....................................         8,000       253,993
  *Pfleiderer AG.......................................         8,300       162,346
  Phoenix AG, Hamburg..................................        47,500       813,287
  Plettac AG...........................................         5,554       851,758
  Progress-Werk Oberkirch AG...........................           500        73,703
  Rathgeber AG.........................................             8         3,343
  Reckitt und Colman Deutschland AG....................           300        68,544
  Reichelbraeu AG, Kulmbach............................           550        96,696
  *Reichelt (F.) AG....................................         1,290        87,764
  Reiter Ingolstadt Spinnereimaschinen AG..............         1,200       106,133
  *Renk AG.............................................         1,940       113,288
  Rheinboden Hypothekenbank AG.........................         2,650       468,753
  Rheinmetall Berlin AG................................        50,000     1,020,507
  Rhoen Klinikum AG....................................         6,600       695,985
  *Rosenthal AG........................................         2,383       223,056
  *Rothenberger AG.....................................           300        17,008
  *Salamander AG, Kornwesteim..........................         5,172       803,438
  Schlenk (Carl) AG....................................            49        12,557
  Schmalbach-Lubeca AG.................................         1,000       187,376
  *Schneider Rundfunkwerke AG..........................           623        98,898
  Schwaebische Zellstoff AG............................         1,925       223,732
  Scor Deutschland Rueckversicherungs AG...............         1,872       244,105
  *Sektkellerei Schloss Wachenheim AG..................         1,512       188,590
  Sinalco AG...........................................           110        46,150
  *Sinn AG.............................................         1,973       413,878
  Sinner AG, Karlsruhe.................................           416       101,416
  Sixt AG..............................................           600        51,365
  Sloman Neptun Schiffahrts AG.........................            35         3,929
  Stern-Brauerei Carl Funke AG.........................         1,100        67,977

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Stoehr & Co. AG.....................................         1,600  $    154,210
  Stolberger Zink AG...................................         1,300        20,489
  Stollwerck AG........................................         1,058       368,896
  *Strabag AG..........................................         2,000       131,759
  *Stumpf (Otto) AG....................................         2,275        24,506
  Stuttgarter Hofbraeu AG..............................         1,800       516,376
  Sued-Chemie AG.......................................         2,186     1,053,446
  Sueddeutsche Bodencreditbank AG......................         3,344       991,542
  Tarkett AG...........................................        12,000       268,733
  *Terrex Handels AG...................................         1,250       290,561
  *Triton-Belco AG, Hamburg............................         1,186        50,766
  *Tucher Braeu AG.....................................           750        59,955
  Ueberlandwerk Unterfranken AG........................            10         1,645
  VBH (Vereinigter Baubeschlag-Handel) AG..............         9,415       129,709
  VGT AG...............................................           293        71,430
  *VK Muehlen AG.......................................         1,312       122,733
  *Varta AG............................................         5,500       851,273
  Vereinigte Deutsche Nickel-Werke AG..................         1,380       240,976
  *Verseidag AG........................................         2,753       262,216
  *Voegele (Joseph) AG.................................           750       116,976
  *Vogtlaendische Baumwollspinnerei AG.................           443        28,255
  Volksfuersorge Holding AG............................           300       126,713
  Vossloh AG...........................................         7,950       457,485
  WCM Beteiligungs und Grundbesitz AG..................        23,000       410,754
  WMF (Wuerttembergische Metallwarenfabrik AG).........         3,033       515,866
  Walter AG............................................         1,350       465,351
  *Wanderer-Werke AG...................................         1,437       154,794
  Weinig (Michael) AG..................................        25,000       850,422
  Weru AG..............................................           150        63,356
  Westag & Getalit.....................................           700       152,792
  *Wickrather Bauelemente AG...........................           445        50,458
  Wuerttembergische & Badische Versicherungs AG Series
    A/B................................................           112       185,415
  Wuerttembergische Hypothekenbank AG..................         1,613       795,604
  Wuerttembergische Lebensversicherung AG..............           443       153,709
  Wuerzburger Hofbraeu AG..............................           133        48,259
  *Zanders Feinpapiere AG..............................         4,450       315,365
  Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
    AG.................................................         1,942       462,426
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $58,379,629)...................................                  64,031,406
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  Westag & Getalit (Cost $38,373)......................           260        53,214
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks
    (Cost $33,852).....................................                      33,842
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Concordia Bau und Boden AG Rights 12/23/97..........        43,288             0
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Fuchs Petrolub AG Oel & Chemie Rights 12/08/97......         6,288  $      1,069
  *Rheinboden Hypothekenbank AG Rights 12/01/97........         2,650             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       1,069
                                                                       ------------
TOTAL -- GERMANY
  (Cost $58,451,854)...................................                  64,119,531
                                                                       ------------
ITALY -- (11.0%)
COMMON STOCKS -- (10.9%)
  Acquedotto de Ferrari Galliera SpA...................        54,000       171,870
  Aedes SpA (Sta Ligure Lombarda per Imprese &
    Costruzioni).......................................        42,000       265,044
  Allianz Subalpina SpA................................        55,125       446,602
  *Ansaldo Trasporti SpA...............................       199,533       270,193
  *Auschem SpA (In Liquidation)........................        82,000             0
  *BPM Bipiemme, Milano................................        68,570       374,585
  Banca Agricola Milanese..............................             1             7
  *Banca Nazionale dell'Agricoltura SpA................       170,000       148,254
  Banco di Chiavari e della Riviera Ligure SpA,
    Chiavari...........................................       175,000       347,863
  Bassetti SpA.........................................        67,500       451,159
  *Bastogi SpA.........................................     1,683,000        63,305
  *Binda SpA...........................................     1,299,375        20,302
  Boero (Bartolomeo) SpA...............................         8,925        44,417
  Bonifica dei Terreni Ferraresi e per Imprese Agricole
    Roma...............................................        11,600        86,259
  *Brioschi Finanziaria SpA, Milano....................       200,000        20,833
  CALP (Cristalleria Artistica la Piana SpA)...........        48,000       169,440
  CAMFIN (Cam Finanziaria).............................        20,500        40,335
  CEMENTIR (Cementarie del Tirreno SpA), Roma..........       661,563       630,151
  *CIGA SpA (Compagnia Italiana Grandi Alberghi).......        76,890        50,547
  CMI SpA..............................................        36,428        76,522
  Caffaro SpA Sta per l'Industria Chimica ed
    Elettrochimica.....................................       297,550       306,495
  *Calcestruzzo ed il Cemento SpA......................       464,040       437,710
  Caltagirone SpA......................................       343,085       244,004
  Cartiere Burgo SpA...................................        42,500       248,401
  Cementeria di Augusta SpA............................       105,000       162,539
  Cia Assicuratrice Unipol SpA.........................       199,333       588,292
  Comau SpA............................................       176,500       449,408
  Condotta Acque Potabili SpA, Torino..................        28,000        84,257
  Credito Emiliano SpA, Milano.........................        73,500       156,523
  Cucirini SpA.........................................        30,000        26,892
  *Dalmine SpA.........................................     3,001,700       746,929
  #Danieli & C.Officine Meccaniche SpA.................        93,500       660,108
  *Dataconsyst C.G.S. SpA, Monza.......................           220             0
  *Del Favero SpA......................................        86,000        29,860
  Editoriale l'Espresso SpA............................        55,000       245,710
  Editoriale la Repubblica SpA.........................       152,500       322,112
  Ericsson SpA.........................................        61,500     2,395,156
  *FIAR (Fabbrica Italiana Apparecchiature
    Radioelettriche SpA)...............................        22,990        74,503
  *FMC (Fabbrica Milanese Condutorri SpA)..............        25,000        11,501

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *FONSPA (Credito Fondiaro e Industriale Istituto per
    i Finanziamenti a Medio e Lungo Termine SpA).......       269,000  $    373,600
  Falck (Acciaierie & Ferriere Lombarde)...............       305,200     1,359,937
  Finarte Casa d'Aste SpA (Milano).....................        56,266        40,049
  Finarte Partecipazioni Pro Arte SpA..................       202,693       121,518
  *Fincasa 44 SpA......................................       150,036        16,062
  *Finrex Finanziaria Immobiliaria SpA (In
    Liquidation).......................................        36,000         2,521
  *Firs-Italiana de Assicurazioni Compagnia di
    Assicurazioni Eriassicurazioni (In Liquidation)....        90,000             0
  *Fochi (Filippo) SpA.................................       216,000        23,999
  *Fornara Societa Finanziaria e di Participazioni
    SpA................................................       310,000        12,916
  *Gabetti Holding SpA.................................        70,000        73,806
  *Gerolimich SpA (In Liquidation).....................       297,400             0
  Gewiss SpA...........................................       103,000     1,907,352
  *Gottardo Ruffoni SpA................................       279,832        16,744
  *Grassetto SpA.......................................       279,125        65,450
  ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)........        48,500       252,597
  Immobiliare Metanopoli SpA...........................     1,062,500       762,420
  *Impregilo SpA.......................................       532,000       377,130
  Industria Macchine Automatique SpA...................        23,000        99,624
  Industrie Zignago S. Margherita SpA..................        61,000       487,139
  Ipi SpA..............................................       181,400       228,843
  *Linificio & Canapificio Nazionale SpA...............       118,000        58,725
  Maffei SpA...........................................        75,000        94,615
  Magneti Marelli SpA..................................       431,666       699,439
  *Mandelli SpA........................................        41,000             0
  Manifattura Lane Gaetano Marzotto & Figli SpA........       144,000     1,572,038
  Marangoni SpA, Rovereto..............................        50,303       148,459
  #Merloni Elettrodomestici SpA........................       210,000       768,641
  Milano Assicurazioni SpA.............................        52,000       157,380
  *Monrif SpA..........................................       210,000        69,876
  Montefibre SpA, Milano...............................       275,267       214,250
  *NAI SpA (Navigazione Alta Italia)...................       139,760        20,300
  *Necchi SpA..........................................       131,400        45,624
  *Perlier SpA.........................................       120,700        22,700
  Pininfarina SpA......................................        64,570     1,156,472
  *Poligrafici Editoriale SpA..........................       226,000       292,954
  *Premafin Finanziaria SpA............................     1,025,000       376,653
  Previdente Cia Italiana Assicurazione SpA............       149,590     1,038,789
  Ratti SpA............................................       155,900       340,119
  Recordati Industria Chimica E Farmaceutica SpA.......        34,000       270,536
  *Rejna SpA, Milano...................................        19,000       165,476
  Risanamento di Napoli SpA............................        26,700       375,458
  Riva Finanziaria SpA.................................        47,600       173,674
  *Rodriquez SpA.......................................        41,250        22,964
  SAES Getters SpA.....................................        14,750       243,266
  SISA (Societa Imballaggi Speciali Asti SpA)..........        65,000        43,257
  *SMI STA Metallurgica Italiana SpA...................       565,280       226,367
  *SOPAF (Societa Partecipazioni Finanziarie SpA)......        85,000        73,291
  *#Saffa SpA, Milano..................................       100,500       280,322
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
    Occhiali SpA)......................................        50,100  $  1,185,782
  #Saiag SpA (Industrie Articoli Gomma)................        43,000       251,324
  *Schiapparelli 1824 SpA, Milano......................        15,000         1,319
  *Simint SpA..........................................        82,488       620,551
  Snia BPD SpA.........................................       131,200       129,678
  Sogefi SpA...........................................       260,000       598,073
  Sondel Nordelettrica SpA.............................       728,892     1,256,965
  Sorin Biomedica SpA..................................       407,610     1,757,295
  *Stayer SpA..........................................        22,500        19,661
  *Stefanel SpA........................................       190,800       391,968
  Tecnost SpA..........................................       170,000       341,367
  Teknecomp SpA........................................       148,643        88,598
  Terme Demaniali di Acqui SpA.........................        39,900        15,008
  *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
    Salvataggi Trieste.................................       113,898        24,387
  #UNICEM (Unione Cementi Marchini Emiliane e di
    Augusta-Casale)....................................       159,600     1,287,938
  *Unione Manifatture SpA (In Liquidation).............       156,000             0
  *Unipar (Unione Nazionale di Participazione SpA) (In
    Liquidation).......................................       539,000             0
  Vianini Industria SpA................................       126,000        86,039
  Vianini Lavori SpA...................................       316,000       519,337
  Vittoria Assicurazioni SpA...........................        59,500       205,903
  Zucchi (Vincenzo) SpA................................        97,000       599,497
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,585,339)...................................                  35,422,130
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Italian Lira
    (Cost $192,168)....................................                     186,867
                                                                       ------------
TOTAL -- ITALY
  (Cost $40,777,507)...................................                  35,608,997
                                                                       ------------
SWITZERLAND -- (10.9%)
COMMON STOCKS -- (10.9%)
  *AFG Arbonia Foster Holding AG, Arbon................           522       263,620
  *Accumulatoren-Fabrik Oerlikon, Zuerich..............            30        19,990
  Afipa SA, Vevey......................................            20         3,156
  Afipa SA, Vevey Series A.............................            80        12,345
  Aletsch AG, Moerel...................................            50       129,236
  *Ascom Holding AG, Bern..............................           907     1,187,754
  *Attisholz Holding AG, Attisholz.....................         1,079       488,153
  BHB Beteiligungs und Finanzgesellschaft..............           150        21,568
  BKW FMB Energie AG, Bern.............................           600       673,358
  Bank Sarasin & Cie Series B, Basel...................           274       197,953
  Banque Cantonale de Geneve...........................           840       199,735
  *Banque Cantonale du Jura............................           450        50,502
  Banque Privee Edmond de Rothschild SA, Geneve........           120       462,934
  Basellandschaftliche Kantonalbank....................           500       141,686
  Basler Kantonalbank (Participating)..................           500       151,506
  Bobst SA, Prilly.....................................           100       147,297
  Bobst SA, Prilly (Namen).............................            90        66,284
  Bossard Holding AG, Zug..............................           635       296,190

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Bucher Holding AG, Niederweningen....................           671  $    597,725
  CKW (Centralschweizerische Kraftwerke), Luzern.......           670       610,932
  CKW (Centralschweizerische Kraftwerke), Luzern
    (Participating)....................................         1,500       129,411
  Calida Holding AG, Oberkirch.........................            99        95,827
  Canon (Schweiz) AG, Dietlikon........................         3,706       226,152
  Carlo Gavazzi Holding AG, Baar Series B..............            83        61,419
  Chocoladefabriken Lindt & Spruengli AG, Kilchberg....            16       303,011
  Coop Bank, Basel.....................................           941       613,829
  Crossair AG fuer Europaeischen Regionalluffverkehr...           619       277,872
  Crossair AG fuer Europaeischen Regionalluftverkehr,
    Basel (Genusschen).................................           330        54,626
  Daetwyler Holding AG, Atldorf........................           388       707,587
  Danzas Holding AG....................................         1,952       409,379
  *Distefora Holding SA, Jegenstorf....................         4,840        48,886
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................         8,400     1,764,619
  ESEC Holding SA, Cham................................            65       177,809
  Edipresse SA, Lausanne...............................           432       112,114
  Edipresse SA, Lausanne (Nominal).....................         1,310        67,995
  Eichhof Holding AG, Luzern...........................            42       126,675
  Eichhof Holding AG, Luzern (Namen)...................             5        15,080
  Eisenbahngesellschaft Brig-Visp-Zermatt..............           370        79,414
  Energie Electrique du Simplon SA.....................           350        63,829
  *Escor AG, Duedingen.................................           496         5,653
  #Feldschloesschen-Huerlimann Holding AG,
    Rheinfelden........................................         1,462       574,262
  #Feldschloesschen-Huerlimann Holding AG, Rheinfelden
    (Participating)....................................           350        51,063
  Financiere Michelin, Granges-Paccot..................           637       281,485
  Financiere Tradition, Lausanne.......................            50        56,990
  Forbo Holding AG, Eglisau............................         1,100       440,559
  Fotolabo SA, Ropraz..................................         1,200       264,293
  *Fuchs Petrolub AG Oel & Chemie......................         2,001       219,653
  *Fuchs Petrolub AG Oel & Chemie (Stimmrechtslos).....         2,001       213,337
  *Galenica Holding AG, Bern Series B..................           405       203,112
  Generale d'Affichage, Geneve.........................           290       115,944
  Generali (Switzerland) Holdings, Adliswil............         1,670       356,680
  Golay-Buchel Holding SA, Lausanne....................            40        42,646
  Gornergrat Monte Rasa-Bahnen Zermatt.................            70        90,833
  Gurit-Heberlein AG, Wattwil SG.......................           310       974,125
  HPI Holding SA, Yverdon-les-Bains....................           200        37,175
  Hero, Lenzburg.......................................           660       370,347
  Hero, Lenzburg (Namen)...............................           400        51,905
  Hilti AG, Schaan (Participating).....................           600       374,555
  Industrieholding Cham AG, Cham.......................           216       157,566
  Jelmoli Holding AG, Zuerich..........................         1,771     1,552,757
  Jelmoli Holding AG, Zuerich (Namen)..................         2,835       497,128
  Kardex AG, Zuerich...................................           693       196,863
  Kardex AG, Zuerich (Participating)...................           610       162,160
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Keramik Holding AG Laufen, Laufen....................           600  $    270,606
  Kraftwerk Laufenburg, Laufenburg.....................         8,475     1,610,957
  Kuehne & Nagel International AG, Schindellegi........           162       109,652
  Kuoni Reisen Holding AG, Zuerich.....................            50       185,875
  Lem Holding SA, Plan-les-Ovates......................           270        58,519
  Loeb Holding AG, Bern (Participating)................           620        97,847
  *Logitech International SA, Apples...................         4,805       832,464
  *Maag Holding AG, Zuerich............................           820       135,738
  *Mikron Holding AG, Biel.............................         1,224       209,482
  Moevenpick-Holding, Zuerich..........................         1,320       503,672
  Moevenpick-Holding, Zuerich (Participating)..........           443       161,578
  Motor-Columbus AG, Baden.............................           735     1,330,093
  *Netstal-Maschinen AG, Nafaels.......................             2           858
  Nokia-Maillefer Holding SA...........................           277       100,643
  *Omnium Geneve SA, Geneve............................           110         6,327
  Orell Fuessli Graphische Betriebe AG, Zuerich........           240       154,872
  Oz Holding, Zuerich..................................           440       257,391
  *Parco Industriale e Immobiliare SA, Giornico........           600           652
  Phoenix Mecano AG, Stein am Rhein....................         2,749     1,351,661
  Phonak Holding AG Series B...........................           230       169,069
  *Porst Holding AG, Jegenstorf........................         1,844       223,760
  Prodega AG, Moosseedoff (Participating)..............           400       187,979
  Publicitas Holding SA, Lausanne......................         2,199       485,859
  Rieter Holding AG, Winterthur........................           440       192,272
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall........................            50       129,762
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall (Namen)................            60        77,436
  Sarna Kunststoff Holding AG, Sarnen..................           176       212,949
  *Saurer AG, Arbon....................................           300       219,473
  Schweizerhall Holding AG, Basel......................           140       110,571
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................           132       298,129
  Siegfried AG, Zofingen...............................         1,066     1,375,783
  *Sihl Zuercher Papierfabriek an der Sihl, Zuerich....            10         6,243
  Sika Finanz AG, Baar.................................           800       240,164
  Sika Finanz AG, Baar (Namen).........................           750        37,350
  Sopracenerina........................................         2,409       214,593
  *Suedelektra Holding AG, Zug.........................           850       596,203
  *Swisslog Holding AG.................................         2,500       190,259
  *Tege SA.............................................         1,800       113,629
  UMS Schweizerische Metallwerke Holding AG, Bern......         2,560       182,256
  Unigestion Holding, Geneve...........................         2,891       141,945
  Usego Hofer Curti AG, Volketswil.....................         2,040       392,063
  Vaudoise Assurances Holding, Lausanne................            45       107,159
  Villars Holding SA, Fribourg.........................           150        19,464
  *Von Moos Holding AG, Luzern.........................         7,000        68,739
  *Von Roll Holding AG, Gerlafingen....................        32,024       633,431
  Vontobel Holding AG, Zuerich.........................           286       216,653

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *WMH Walter Meier Holding AG, Staefa.................            50  $     35,246
  Zehnder Holding AG...................................           193        76,486
  Zellweger Luwa AG, Uster.............................           804       572,396
  *Zschokke Holding SA, Geneve.........................           230        47,591
  *Zueblin Holding AG, Zuerich.........................           700        20,131
  Zuercher Ziegeleien Holding, Zuerich.................         1,415     1,171,152
  Zuger Kantonalbank...................................           500       617,245
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,135,814)...................................                  35,110,876
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $115)........................................                         121
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $26,135,929)...................................                  35,110,997
                                                                       ------------
SPAIN -- (10.3%)
COMMON STOCKS -- (10.3%)
  AGF Union y Fenix Seguros y Reaseguros SA............        26,550       335,603
  *Ahorro Familiar SA..................................         6,051        57,619
  Amper SA.............................................        34,400       986,153
  *Asturiana del Zinc SA...............................        33,100       500,523
  Azkoyen SA...........................................         5,250       566,102
  *BAMI SA (Inmobiliara de Construcciones y
    Terrenos)..........................................        23,634        91,446
  Banco de Alicante....................................         6,100       122,716
  Banco de Andalucia...................................         4,303       669,436
  Banco de Castilla SA.................................         2,100     1,396,949
  Banco de Credito Balear SA...........................         9,850       578,615
  Banco de Galicia SA..................................         7,550       987,259
  Banco de Valencia....................................        51,350     1,010,644
  Banco de Vasconia SA.................................         8,900       689,321
  *Banco de Vitoria SA.................................        27,700       422,582
  Banco Guipuzcoano SA.................................         4,817       199,625
  Banco Pastor SA......................................        18,100     1,286,572
  Banco Zaragozano SA..................................        45,598     1,184,860
  Bodegas y Bebidas SA.................................        12,876       505,110
  CAF (Construcciones y Auxiliar de Ferrocarriles
    SA)................................................         9,500       343,370
  *CAI (Corporacion Alimentaria Iberica SA)............        11,200             0
  *CARTEMAR (Cartera de Valores del Mar SA)............         4,016        10,772
  *CINSA (Compania de Inversiones SA)..................         1,400         4,694
  Campofrio Alimentacion SA............................        33,000     1,526,907
  *Citroen Hispania SA.................................           650        39,142
  Construcciones Lain SA...............................       185,600       352,220
  *Coporacion Financiera Reunida SA....................        60,085       317,096
  ERZ (Electricas Reunidas de Zaragoza)................        54,937     2,070,383
  ESSA (Estacionamientos Subterraneos SA)..............         8,875       176,161
  Ebro Agricolas Compania de Alimentacion SA...........        89,900     1,594,538
  *El Aguila SA........................................        39,200       160,349
  Elecnor SA...........................................         8,100       200,972
  Empresa Nacional de Celulosa SA......................         8,200       133,070
  Energia e Industrias Aragonesas SA...................        12,340        82,749
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ercros SA...........................................        33,200  $     33,840
  *Erpo SA.............................................         3,289         1,522
  *Espanola del Zinc SA................................         9,750        90,880
  *Estacionamientos Urbanos SA.........................         4,200       132,372
  Europistas Concesionaria Espanola SA.................       119,698       790,629
  *#Filo SA............................................        61,297       174,694
  Financiera y Minera Series A/C.......................         5,200        90,662
  GESA (Gas y Electricidad SA).........................        17,000     1,219,782
  General Azucarera de Espana SA.......................        15,850       754,635
  *Global Steel Wire SA................................         7,083        14,962
  Grupo Anaya SA.......................................        16,500       307,594
  *Grupo Hispano-Suiza SA..............................        71,400        38,782
  Hullas del Coto Cortes...............................         8,666       162,714
  Iberica de Autopistas SA Concesionaria de Estado
    Iberpistas.........................................        45,070       917,267
  Inbesos SA...........................................         1,610        19,973
  Indo Internacional SA................................         5,600       230,947
  *Inmobiliaria Alcazar SA.............................         5,126        33,858
  Inmobiliaria del Sur SA..............................         1,380        55,524
  *Inmobiliaria Urbis SA...............................        37,291       323,835
  Inmobiliaria Zabalburu SA............................        23,200       185,911
  Koipe SA.............................................         8,400       563,286
  Koxka C.E. SA........................................         3,000       182,062
  *LSB (La Seda de Barcelona SA) Series B..............        25,200        70,467
  Lingotes Especiales SA...............................         4,140        53,442
  Marco Iberica Distribucion de Ediciones Midesa.......         5,600        70,974
  *Max Center Leisa SA.................................         3,000         3,772
  *Nicolas Correa SA...................................         1,575        70,763
  *Nueva Montana Quijano SA Series B...................       100,500        86,937
  OCP Construcciones SA, Madrid........................        59,720     1,449,699
  Papelera de Navarra SA...............................         6,000        72,825
  *Pascual Hermanos SA.................................         7,610         2,501
  Pescanova SA.........................................        23,252       272,865
  Portland Valderrivas SA..............................         8,075       657,913
  Prim SA..............................................         3,100        27,856
  Prosegur Cia de Seguridad SA.........................         7,000        69,941
  *Radiotronica SA.....................................         2,137        28,302
  Sarrio SA............................................       105,100       366,484
  *Sindibank (Sindicato de Banqueros de Barcelona).....        10,540       173,163
  *Sotogrande SA.......................................        69,786       149,282
  Tableros de Fibras SA Series B.......................        21,876       319,797
  Tavex Algodonera SA..................................         8,800       118,907
  Transportes Ferroviarios Especiales Tranfesa.........        24,000       210,025
  Uniland Cementera SA.................................         5,750       335,457
  Unipapel SA..........................................        13,484       280,304
  Uralita SA...........................................       122,725     1,427,848
  Vidrala SA...........................................        20,680       884,750
  Viscofan Industria Navarra de Envolturas Celulosicas
    SA.................................................        46,425     1,120,738
  Zeltia SA............................................         3,664       100,614
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,424,484)...................................                  33,354,915
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *Tableros de Fibras SA, Madrid Rights 12/11/97
    (Cost $0)..........................................        21,876  $      3,814
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $1,219)......................................                       1,213
                                                                       ------------
TOTAL -- SPAIN
  (Cost $25,425,703)...................................                  33,359,942
                                                                       ------------
NETHERLANDS -- (9.7%)
COMMON STOCKS -- (9.6%)
  A.I.R. Holdings NV...................................         1,356        30,695
  ACF Holding NV (Certificate).........................        15,757       285,345
  Aalberts Industries NV...............................        24,593       624,737
  Atag Holding NV......................................         4,397       263,207
  Athlon Groep NV......................................         5,350       457,506
  Athlon Groep NV (Certificate)........................         3,500       299,303
  Bam Groep NV.........................................         5,140       328,368
  Batenburg Beheer NV..................................         1,000       120,727
  Beers NV.............................................        16,625       568,676
  Begemann Groep NV....................................        13,451       136,679
  *Begemann Groep NV Series B..........................        13,451        73,076
  Bijenkorf Beheer KBB NV, Amsterdam...................         1,021        64,456
  Boskalis Westminster NV..............................        46,207       808,875
  Cindu International NV...............................         1,750       189,265
  Content Beheer.......................................        14,750       463,731
  De Boer Unigro NV....................................        15,700       533,087
  Delft Instruments NV.................................        12,808       206,170
  Econosto NV..........................................        16,232       229,442
  Eriks Holdings NV....................................         9,000       610,730
  Flexovit International NV............................        15,159       141,071
  Gamma Holding NV.....................................        18,338       950,132
  *Gemeenschappeljk Bezit Crown van Gelder NV..........        12,000       188,335
  Geveke NV............................................        11,398       459,257
  Grolsche NV..........................................        32,100       799,291
  Gti Holding..........................................        22,535       555,454
  Hoek's (W.A.) Machine & Zuurstoffafabriek NV.........        14,850     1,180,261
  Hollandia Industriele Maatschappij NV................           500        19,367
  Hollandsche Beton Groep NV...........................        50,470       913,967
  Internatio-Mueller NV................................        27,400       842,144
  Kas-Associatie NV....................................         7,830       551,422
  Kempen & Co. NV......................................        22,200       876,632
  Koninklijke Ahrend NV................................        47,344     1,464,653
  Koninklijke Frans Maas Groep NV......................        14,215       478,374
  Koninklijke Ten Cate NV..............................        12,373       563,272
  Koninklijke Volker Wessels Stevin NV.................        41,700     1,308,926
  Koppelpoort Holding NV...............................           250        32,697
  Krasnapolsky Hotels & Restaurants NV.................         3,230        86,764
  Landre & Glinderman NV...............................         2,113        86,095
  MacIntosh NV.........................................        19,733       411,942
  NBM-Amstelland NV....................................        97,692     2,756,871
  NKF Holding NV.......................................        20,117       545,439
  Nagron Nationaal Grondbezit NV.......................        16,065       379,816
  Nederlandsche Apparatenfabriek.......................        17,000       383,108
  Nedlloyd Groep NV, Rotterdam.........................        22,900       526,437
  Norit NV.............................................        30,731       499,314
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Otra NV..............................................        23,000  $    364,446
  Pakhoed NV...........................................         7,050       191,504
  Polynorm NV..........................................         3,431       331,373
  Reesink NV...........................................         2,050       118,589
  Roto Smeets de Boer NV...............................         1,000        37,023
  Rubber Cultuur Maatschappij Amsterdam NV.............        40,800        68,754
  Samas-Groep NV, Zaandam..............................        11,845       551,152
  Schuitema NV, Amersfoort.............................           300       573,455
  Schuttersveld NV.....................................        23,200       536,834
  Smit Internationale NV...............................        21,580       613,330
  *Sphinx NV...........................................        22,968       229,917
  *Textielgroep Twenthe NV.............................         1,000        18,864
  *Tulip Computers NV..................................        11,467        67,489
  Twentsche Kabel Holding NV...........................        18,270     1,010,022
  *Ubbink NV...........................................         1,500        39,236
  Unique International NV..............................        10,330       222,402
  Van der Mollen Holding NV............................        16,890       480,035
  *Van Dorp Groep NV...................................         3,261        44,946
  *Van Heek-Tweka NV...................................         3,880        25,373
  Vredestein NV........................................        20,514       204,320
  Wegener Arcade NV ...................................       102,015     1,991,087
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,574,580)...................................                  31,015,267
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Netherlands Guilder
    (Cost $317,880)....................................                     316,925
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $16,892,460)...................................                  31,332,192
                                                                       ------------
SWEDEN -- (7.7%)
COMMON STOCKS -- (7.7%)
  Active I Malmoe AB Series A..........................         4,160        77,855
  Active I Malmoe AB Series B..........................         4,160        79,741
  #Allgon AB Series B..................................        65,400     1,033,392
  Alma Industri & Handel AB Series B...................         5,200       132,004
  Althin Medical AB Series B...........................         4,800        72,737
  *Anders Dioes AB.....................................        28,800       171,584
  Angpannefoereningen AB Series B......................        10,800       167,854
  *Argonaut AB Series A................................        81,000       175,198
  *#Argonaut AB Series B...............................       171,500       364,280
  B & N Bylock & Nordsjoefrakt AB Series B.............        41,800       184,611
  BPA AB Series A......................................        74,000       178,268
  BPA AB Series B......................................        56,700       136,591
  *BTL AB Series B.....................................       136,700       706,430
  Beijer AB Series B...................................        11,700       180,327
  Benima Ferator Engineering AB........................        13,400        55,190
  Berg (C.F.) & Co. AB Series B........................         6,200        21,681
  Bergman & Beving AB Series B.........................        25,700       469,332
  *Bilspedition AB Series A............................        88,300       446,019
  Bong Ljungdahl AB....................................         6,000        49,735
  Boras Waefveri AB Series B...........................         8,600        70,172
  Caran AB Series B....................................         5,200        35,022
  Carbo AB.............................................        11,100       276,027
  Catena AB Series A...................................        66,700     1,062,572
  Celsius Industrier AB Series B.......................        60,100       965,214
  *#Concordia Maritime AB Series B.....................        37,300       125,606
  Eldon AB Series B....................................        10,800       381,869
  *Enator AB...........................................        60,100     1,148,138
  Enea Data AB Series B................................         2,000        73,825

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Esselte AB Series A..................................        40,100  $    810,208
  #Esselte AB Series B.................................        34,500       717,169
  *Evidentia Fastigheter AB Series A...................        16,120        79,337
  *Evidentia Fastigheter AB Series B...................         1,000         4,922
  FFNS Gruppen AB Series B.............................        23,450       197,417
  Fagerlid Industrier AB...............................         8,600        38,762
  *Fastighits AB Celtica...............................         5,800        24,414
  Finnveden AB Series B................................        18,100       391,492
  *Firefly AB..........................................         8,400        10,336
  Forcenergy AB Series B...............................        32,100       376,254
  *Frontec AB Series B.................................        18,200       162,648
  Garphyttan Industrier AB.............................        39,000       626,345
  Getinge Industrier AB Series B.......................        39,736       656,178
  Geveko AB Series B...................................         8,300       105,349
  *Gorthon Lines AB Series B...........................        41,800       246,329
  Gullspangs Kraft AB Series B.........................         7,500       121,422
  Hexagon AB Series B..................................         3,572       101,086
  ICB Shipping AB Series B.............................        61,500       828,392
  Intelligent Micro Systems Data AB....................         3,400        18,055
  Iro AB...............................................        11,800       166,585
  JP Bank Series A.....................................        14,000        85,222
  JP Bank Series B.....................................         8,000        48,180
  Jacobson and Widmark AB..............................        13,400        55,537
  Kjessler & Mannerstrale AB...........................         8,500        40,733
  *Klippans Finpappersbruk AB..........................         5,800        20,207
  Kloevern Foervaltnings AB Series B...................        89,460       285,031
  Lindex AB............................................        16,100       506,710
  Linjebuss AB Series A................................        30,700       349,904
  Marieberg Tidnings AB Series A.......................        51,900     1,337,667
  Meda AB Series A.....................................         2,100        30,191
  *Monark Stiga AB.....................................        21,700       185,495
  NCC AB Series A......................................         3,000        33,027
  NCC AB Series B......................................        54,400       602,411
  NH Nordiska Holding AB...............................        17,000        30,825
  Nobelpharma AB.......................................        45,460       529,907
  Nolato AB Series B...................................        15,300       489,459
  *Nordstroem & Thulin AB Series B.....................       162,800       438,576
  OEM International AB Series B........................         7,100       135,177
  OM Gruppen AB........................................        18,400       693,487
  Piren AB.............................................        13,488        89,093
  Platzer Bygg AB Series B.............................        36,000        59,215
  Prifast AB...........................................        19,000       182,101
  Rottneros Bruk AB....................................       366,600       292,008
  Sandblom & Stohne AB Series B........................         8,400        69,629
  Scandiaconsult AB....................................        14,300        92,605
  Scribona AB Series A.................................        40,100       508,977
  Scribona AB Series B.................................        31,700       402,358
  Segerstroem & Svensson AB Series B...................         3,800       147,650
  *Sifab Fastignets AB.................................        21,600       148,271
  *Skandigen AB, Series A..............................        13,300        61,841
  *Solitair Kapital AB.................................        90,000        91,504
  Spendrups Bryggeri AB Series B.......................        19,900       180,418
  *#Stena Line AB Series B.............................       128,000       513,924
  Svedala Industri.....................................        60,000     1,115,143
  *Tivox AB Series B...................................         7,200        16,785
  Wallenstam Byggnads AB Series B......................        16,700       105,335
  Westergyllen AB Series B.............................         4,300       110,828
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Wihlborg & Son AB Series B.........................        83,500  $    141,672
  Zeteco AB Series B...................................        10,400       248,518
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,576,417)...................................                  24,999,595
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $1,607)......................................                       1,585
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $18,578,024)...................................                  25,001,180
                                                                       ------------
BELGIUM -- (4.3%)
COMMON STOCKS -- (4.3%)
  *Abfin SA............................................         2,560         8,864
  Afrifina.............................................         3,480       435,119
  BMT NV...............................................         2,040       378,400
  Banque Belgo-Zairoise Belgolaise SA..................         1,155       368,178
  Banque Nationale de Belgique.........................           710     1,092,607
  Belge des Betons.....................................           425       181,317
  Belgo Katanga NPV....................................           408       215,268
  Belgo Katanga NPV VVPR...............................           136        71,008
  Bernheim-Comofi SA...................................         5,295       242,997
  CFE (Compagnie Francois d'Entreprises)...............         2,080       594,449
  CMB (Cie Martime Belge)..............................           500        38,472
  Carrieres Unies Porphyre.............................            20        19,896
  Chimique et Metallurgique Campine, Beerse............           370        48,296
  City Hotels SA.......................................         1,290       148,887
  Cofinimmo SA.........................................         4,330       443,828
  Cokeries & Houilleres d'Anderlues....................           100         7,420
  Commerciale de Brasserie SA COBRHA...................           115        44,401
  Credit General SA de Banque, Bruxelles...............         3,459       712,901
  Creyf's SA...........................................         1,500       136,026
  Creyf's SA V.V.P.R...................................           300            12
  Deceuninck Plastics Industries SA....................         7,370     1,425,797
  *Electrorail SA (Reunies d'Electricite & de
    Transports)........................................        11,416        16,313
  Engrais Rosier SA....................................           655       104,757
  Fabrique de Fer de Charleroi.........................            77       455,038
  Financiere d'Obourg..................................            36       222,539
  Floridienne NV.......................................         2,033        91,901
  Ford Motor Co. SA Belgium............................         1,110       154,039
  *Forges de Clabecq SA................................         3,460           285
  *Franki NV (Cie Internationale des Pieux Armes
    Frankignoul SA)....................................         5,875        71,036
  Glaces de Charleroi..................................            70       173,509
  Ibel.................................................         2,655       134,975
  *Immobel (Cie Immobiliere de Belgique SA)............        10,600       646,661
  *Intercomfina SA.....................................        11,000           907
  Mecaniver SA, Bruxelles..............................           128        40,451
  Metiers Automatiques Picanol.........................           403       272,432
  *PCB SA Bruxelles....................................         6,504        52,547
  *Papeteries de Catala SA.............................           315        37,135
  Plantations Nord-Sumatra SA..........................           650        64,661
  *Recticel SA.........................................         8,450        90,561
  SABCA (Sa Belge de Constructions Aeronautiques)......         4,280       370,486

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *SCF SA..............................................         2,850  $     17,230
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers...................................         1,175       213,108
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers (Precompte Reduit)................           370        68,225
  Sa d'Ieteren.........................................         9,705     2,128,218
  Sait Radioholland....................................         6,088       134,843
  Sait Radioholland (Precompte Reduit).................           152         3,425
  Sapec SA.............................................         3,560       159,461
  Sapec SA (Taux Reduit)...............................            75         3,504
  Sidro................................................         4,040       316,405
  Spadel NPV...........................................           325       349,203
  Surongo SA...........................................            20         2,968
  Telinfo SA...........................................         6,948       370,407
  Telinfo SA V.V.P.R...................................         1,158            64
  Ter Beke NV..........................................         2,212       194,515
  UNIBRA...............................................         1,600       109,920
  Uco Textiles NV......................................         2,124       285,418
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,139,770)....................................                  13,971,290
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs (Cost $1,743)........................                       1,722
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,141,513)....................................                  13,973,012
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Aarhus Oliefabrik A.S. Aeries A......................           640        30,979
  Alm Brand A.S. Series B..............................         2,000        65,532
  Amtssparekassen Fyn A.S..............................           388        26,004
  Bang & Olufsen Holding A.S. Series B.................         2,437       143,367
  Broedrene Hartmann A.S. Series B.....................           121        18,922
  Coloplast A.S. Series B..............................         2,187       156,346
  *Crisplant Industries A.S............................           960        40,749
  DFDS A.S., Copenhagen................................           100        83,404
  Dampskibsselsk et Torm A.S...........................           360        32,706
  Danske Traelastko....................................           896        78,733
  Dv Industri A.S......................................           440        19,659
  *#East Asiatic Co., Ltd..............................         4,283        44,014
  Ejendamsselskabet Norden A.S.........................           958        46,371
  *Falck A.S...........................................         2,370       110,482
  Fih A.S. Series B....................................         3,090        77,775
  Fluegger A.S. Series B...............................           658        27,930
  *#GN Great Nordic, Ltd...............................        15,000       252,445
  Hoejgaard Holding A.S. Series B......................           126        16,889
  *Holm (Jacob) & Sonner Series B......................         2,254        29,206
  Incentive A.S........................................         1,085        58,336
  Kansas Ehrvervsbeklaedning Odense A.S. Series B......           688        32,277
  *Kjobenhavns Sommer Tivoli A.S.......................            30         7,909
  Korn-Og Foderstof Kompagnet A.S......................         2,428        66,899
  *Lauritzen (J.) Holding Series B.....................           483        41,723
  Marius Peder Series B................................            76        19,582
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Martin Gruppen A.S...................................           318  $     14,560
  *Neg Micon A.S.......................................           460        32,542
  Nordiske Kabel og Traadfabrikker Holding A.S.........         1,498       124,939
  Per Aarsleff A.S. Series B...........................            85        24,053
  Radiometer A.S. Series B.............................         1,803        75,457
  Sanistal A.S. Series B...............................            88        15,334
  Sas Danmark A.S......................................         9,400       139,999
  Schouw & Co. Series B................................           340        28,864
  Spar Nord Holding....................................         1,103        64,889
  *Superfos A.S........................................         6,178       161,021
  Sydbank A.S..........................................         1,742        93,400
  Thorkild Kristensen..................................           527        42,776
  *Topdanmark A.S......................................           784       123,771
  Vest-Wood A.S........................................           396        35,092
  Wessel & Vett Magasin du Nord A.S. Series C..........           602        38,464
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,538,973)....................................                   2,543,400
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Denmark Krone
    (Cost $11,212).....................................                      11,376
                                                                       ------------
TOTAL -- DENMARK
  (Cost $2,550,185)....................................                   2,554,776
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (4.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $13,056,800) to be
    repurchased at $12,864,840
    (Cost $12,859,000).................................  $     12,859    12,859,000
                                                                       ------------
TOTAL INVESTMENTS -- (103.3%)
  (Cost $283,900,862)++................................                 334,271,789
                                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (-3.3%)
  Other Assets.........................................                   6,848,503
  Payable for Investment Securities Purchased..........                    (179,023)
  Payable for Fund Shares Redeemed.....................                 (17,217,125)
  Other Liabilities....................................                    (114,448)
                                                                       ------------
                                                                        (10,662,093)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $323,609,696
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                                SHARES            VALUE+
                                                         -------------   ---------------
JAPAN -- (27.2%)
COMMON STOCKS -- (26.8%)
  Achilles Corp........................................        176,000   $       257,880
  Aica Kogyo Co., Ltd..................................         37,000           139,448
  Aichi Bank, Ltd......................................         10,500           769,246
  Aichi Machine Industry Co., Ltd......................         71,000           187,479
  Aisin Seiki Co., Ltd.................................        137,000         1,620,921
  Amada Co., Ltd.......................................        376,000         1,888,470
  Amano Corp...........................................        115,000           982,174
  Aoki International Co., Ltd..........................         63,000           389,971
  #Aomori Bank, Ltd....................................        170,000           759,256
  Aoyama Trading Co., Ltd..............................         41,100         1,036,960
  Asahi Denka Kogyo KK.................................         42,000           190,872
  Asahi Organic Chemicals Industry Co., Ltd............         82,000           260,215
  #Ashikaga Bank, Ltd..................................        808,000         1,063,616
  Awa Bank, Ltd........................................        189,600           846,793
  Bandai Co., Ltd......................................         60,000           930,852
  #Bank of Ikeda, Ltd..................................         13,000           499,119
  Bank of Iwate, Ltd...................................         18,590           959,907
  #Bank of Kinki, Ltd..................................        234,000           524,380
  Bank of Kyoto, Ltd...................................        347,400         1,524,341
  Bank of Nagoya, Ltd..................................        185,000         1,020,490
  #Bank of Saga, Ltd...................................        215,000           918,119
  #Bank of Yokohama, Ltd...............................        978,000         3,034,578
  #Best Denki Co., Ltd.................................        153,000           791,224
  Brother Industries, Ltd..............................        349,000           773,884
  CMK Corp.............................................         38,000           464,486
  Calpis Co., Ltd......................................         58,000           197,689
  #Canon Sales Co., Inc................................         64,900           889,912
  #Casio Computer Co., Ltd.............................        264,000         2,109,931
  Central Glass Co., Ltd...............................        179,000           302,950
  #Chiba Bank, Ltd.....................................        941,000         3,671,835
  *#Chichibu Onoda Cement Corp.........................        746,000         1,870,480
  Chiyoda Fire and Marine Insurance Co., Ltd...........        444,150         1,325,925
  Chudenko Corp........................................         82,000         1,799,021
  Chugoku Bank, Ltd....................................        199,000         2,650,735
  Chukyo Coca-Cola Bottling Co., Ltd...................         35,000           222,135
  Chukyo Sogo Bank, Ltd................................        107,000           360,509
  #Chuo Trust and Banking Co., Ltd.....................        299,000           573,986
  Citizen Watch Co., Ltd...............................        317,000         1,999,491
  Cosmo Oil Co., Ltd...................................        764,000         1,586,366
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........        529,000         2,031,028
  Daicel Chemical Industries, Ltd......................        485,000           942,449
  Daido Steel Co., Ltd.................................        562,000           827,863
  Daikin Industries, Ltd...............................        182,000           956,881
  Dainippon Pharmaceutical Co., Ltd....................        203,000           839,835
  #Daio Paper Corp.....................................        128,750           807,052
  #Daisan Bank, Ltd....................................        138,000           510,370
  #Daishi Bank, Ltd....................................        350,000         1,184,721
  Daito Trust Construction Co., Ltd....................        180,784         1,167,217
  #Daiwa Bank, Ltd.....................................        726,000         1,308,364
  Daiwa House Industry Co., Ltd........................        655,000         5,286,190
  #Daiwa Kosho Lease Co., Ltd..........................        193,000           981,446
  Daiwa Securities Co., Ltd............................      1,673,000         5,833,379
  #Denki Kagaku Kogyo K.K..............................        469,000           881,959

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Dowa Fire & Marine Insurance Co., Ltd................        383,000   $     1,335,436
  Ehime Bank, Ltd......................................        143,000           436,983
  #Eighteenth Bank, Ltd................................        226,000         1,345,818
  Ezaki Glico Co., Ltd.................................        174,600         1,128,658
  #Fuji Fire & Marine Insurance Co., Ltd...............        353,000           799,350
  Fuji Oil Co., Ltd....................................         73,000           306,014
  Fuji Photo Film Co., Ltd.............................        414,000        14,889,403
  Fujisawa Pharmaceutical Co., Ltd.....................        314,000         2,927,796
  #Fukui Bank, Ltd.....................................        343,000           900,333
  Fukuoka City Bank, Ltd...............................        264,532           704,728
  *#Fukutoku Bank, Ltd.................................         27,000            33,426
  Fukuyama Transporting Co., Ltd.......................        266,000         1,083,800
  Furukawa Co., Ltd....................................        165,000           316,748
  Fuso Pharmaceutical Industries, Ltd..................         67,000           209,990
  #Futaba Corp.........................................         16,000           714,594
  #Futaba Industrial Co., Ltd..........................         82,000           957,336
  Gunze, Ltd...........................................        315,000           757,728
  Hanshin Electric Railway Co., Ltd....................        141,000           451,863
  Higo Bank, Ltd.......................................        308,000         1,727,937
  Hino Motors, Ltd.....................................        398,000         1,185,034
  Hiroshima Bank, Ltd..................................        575,000         1,013,712
  Hiroshima-Sogo Bank, Ltd.............................        136,000           588,223
  Hitachi Construction Machinery Co., Ltd..............         64,000           261,265
  Hitachi Maxell, Ltd..................................         96,000         2,151,303
  *Hitachi Metals, Ltd.................................        360,000         1,734,770
  #Hitachi Transport System, Ltd.......................        138,000         1,178,609
  Hitachi, Ltd.........................................      3,691,000        26,173,203
  Hokuetsu Bank........................................        275,500           865,626
  #Hokuetsu Paper Mills, Ltd...........................        162,000           864,423
  #Hokuriku Bank, Ltd..................................        891,000         1,375,334
  #House Foods Corp....................................        115,000         1,522,821
  Hyakugo Bank, Ltd. (105th Bank)......................        258,000         1,192,713
  Hyakujishi Bank, Ltd.................................        314,000         1,697,630
  Inax Corp............................................        309,000         1,123,416
  #Intec, Inc..........................................         30,000           232,478
  Itochu Corp..........................................      1,198,000         3,107,056
  Itoham Foods, Inc....................................        284,000         1,137,113
  #Izumiya Co., Ltd....................................        151,000           993,849
  Japan Airport Terminal Co., Ltd......................          9,000            69,109
  Japan Pulp and Paper Co., Ltd........................        119,000           400,008
  Japan Wool Textile Co., Ltd..........................         42,000           187,910
  Joyo Bank, Ltd.......................................         19,000            76,223
  #Juroku Bank, Ltd....................................        349,000         1,471,201
  Kagawa Bank, Ltd.....................................         61,650           333,309
  Kagoshima Bank, Ltd..................................        262,000         1,430,864
  Kajima Corp..........................................        826,000         2,718,276
  #Kamagai Gumi Co., Ltd...............................        878,000           591,640
  Kamigumi Co., Ltd....................................        357,000         1,423,804
  *Kandenko Co., Ltd...................................        266,000         1,623,616
  Kaneka Corp..........................................        344,000         1,973,030
  Kansai Paint Co., Ltd., Osaka........................        108,000           283,487
  #Kasumi Co., Ltd.....................................         36,000           142,731
  Katokichi Co., Ltd...................................         72,000         1,043,683
  #Keiyo Bank, Ltd.....................................        391,000           873,144
  #Keiyo Co., Ltd......................................         35,000           169,207
  Kikkoman Corp........................................        256,000         1,516,443

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Kinden Corp..........................................         67,000   $       761,214
  #Kinseki, Ltd........................................         17,000           115,886
  Kirin Brewery Co., Ltd...............................        247,000         1,902,456
  Kissei Pharmaceutical Co., Ltd.......................         40,000           535,945
  Koa Fire & Marine Insurance Co., Ltd.................         45,000           220,372
  *Kobe Steel, Ltd.....................................      2,632,000         2,515,996
  Koito Manufacturing Co., Ltd.........................        146,000           735,577
  #Kokusai Denshin Denwa Co., Ltd......................         48,400         2,468,827
  Kokusai Securities Co., Ltd..........................        330,000         2,482,272
  Komatsu, Ltd.........................................      1,279,000         7,676,505
  Komori Corp..........................................         74,000         1,159,647
  Konica Corp..........................................         66,000           351,655
  Koyo Seiko Co........................................        198,000         1,121,677
  Kureha Chemical Industry Co., Ltd....................        263,000           642,946
  Kurimoto, Ltd........................................        171,000           844,114
  #Lion Corp...........................................        311,000           989,352
  #Long Term Credit Bank of Japan, Ltd.................      2,895,000         4,876,983
  #Maeda Corp..........................................        244,000           755,181
  Makita Corp..........................................        209,000         2,472,791
  Marubeni Corp........................................      1,942,000         4,854,049
  Maruichi Steel Tube, Ltd.............................        117,000         1,494,300
  #Matsushita Electric Industrial Co., Ltd.............      1,933,000        30,140,411
  Matsushita Electric Works, Ltd.......................        286,000         2,330,578
  #Matsushita Refrigeration Co.........................        222,000           878,433
  Matsushita Seiko Co., Ltd............................        179,000           796,646
  *Matsuzakaya Co., Ltd................................         30,000           122,233
  *#Mazda Motor Corp...................................        794,000         2,221,023
  Meija Seika Kaisha, Ltd. Tokyo.......................        366,000         1,399,475
  Michimen Corp........................................        359,000           562,586
  Michinoku Bank, Ltd..................................        187,000         1,084,270
  Mitsubishi Cable Industries, Ltd.....................         29,000            67,032
  Mitsubishi Chemical Corp.............................      2,129,000         4,153,739
  #Mitsubishi Electric Corp............................      1,262,000         3,490,586
  Mitsubishi Gas Chemical Co., Inc.....................        548,000         1,489,959
  Mitsubishi Materials Corp............................        975,000         2,200,196
  #Mitsubishi Motors Corp..............................        866,000         2,972,051
  Mitsubishi Oil Co., Ltd..............................        590,000         1,317,532
  Mitsubishi Paper Mills, Ltd..........................        419,000           860,161
  #Mitsui Chemicals, Inc...............................        405,000         1,110,676
  *#Mitsui Engineering and Shipbuilding Co., Ltd.......        781,000           691,502
  Mitsui Toatsu Chemicals, Inc.........................        838,000         1,221,297
  Mitsui Trust & Banking Co., Ltd......................      1,030,000         1,735,162
  Mori Seiki Co., Ltd..................................        121,000         1,317,845
  Musashino Bank, Ltd..................................         26,000         1,038,981
  NCR Japan, Ltd.......................................         53,000           229,649
  NGK Spark Plug Co., Ltd..............................        201,000         1,315,064
  NHK Spring Co., Ltd..................................        315,000           987,267
  NKK Corp.............................................        537,000           542,786
  NOK Corp.............................................        149,000           856,932
  NSK, Ltd.............................................        253,000         1,048,674
  NTN Corp.............................................        398,000         1,375,263
  Nagase & Co., Ltd....................................        196,000           790,911
  Nanto Bank, Ltd......................................        288,000         1,444,231
  Nichicon Corp........................................        100,000         1,120,470
  Nichirei Corp........................................        366,000         1,092,623
  Nifco, Inc...........................................         45,000           303,585
  Nihon Cement Co., Ltd................................        424,000         1,152,815
  Nihon Unisys, Ltd....................................         41,000           283,346
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  #Nikko Securities Co., Ltd...........................      1,910,000   $     5,836,631
  Nippon Chemi-Con Corp................................        119,000           387,886
  #Nippon Credit Bank, Ltd.............................      1,683,000         1,490,139
  Nippon Flour Mills Co., Ltd..........................         21,000            49,363
  Nippon Hodo Co., Ltd.................................        151,000           615,240
  Nippon Light Metal Co., Ltd..........................        525,000           991,381
  Nippon Meat Packers, Inc., Osaka.....................        232,000         3,035,769
  Nippon Oil Co., Ltd..................................      1,598,000         5,571,871
  Nippon Sanso Corp....................................        367,000           957,579
  Nippon Sheet Glass Co., Ltd..........................        567,000         1,110,676
  Nippon Shinpan Co., Ltd..............................        399,000           484,584
  Nippon Shinyaku Co., Ltd.............................         52,000           275,024
  Nippon Shokubai Co., Ltd.............................        135,000           679,099
  *Nippon Suisan Kaisha, Ltd...........................         49,000            70,261
  Nishi-Nippon Bank, Ltd...............................         23,540            72,672
  Nishimatsu Construction Co., Ltd.....................        359,000         1,443,032
  #Nissan Shatai Co., Ltd..............................        158,000           506,343
  #Nissei Sangyo Co., Ltd..............................        110,050           991,636
  Nisshin Steel Co., Ltd...............................      1,318,000         1,817,575
  Nisshinbo Industries, Inc............................        305,000         1,739,785
  Ogaki Kyoritsu Bank, Ltd.............................         50,000           220,960
  Oita Bank, Ltd.......................................        145,000           832,791
  Okamura Corp.........................................         44,000           141,352
  #Oki Electric Industry Co., Ltd......................        740,000         1,635,103
  Okumura Corp.........................................        322,000         1,059,667
  Olympus Optical Co., Ltd.............................        343,000         2,510,182
  #Penta-Ocean Construction Co., Ltd...................        438,000           758,456
  Pioneer Electronic...................................        182,000         3,165,837
  Q.P. Corp............................................        168,000         1,184,721
  Rengo Co., Ltd.......................................        252,000           821,406
  #Rhythm Watch Co., Ltd...............................         73,000           120,118
  Royal Co., Ltd.......................................         41,000           600,744
  #Ryosan Co., Ltd.....................................         53,000           847,169
  Ryoyo Electro Corp...................................         26,000           275,024
  #Sakura Bank, Ltd....................................        758,000         2,648,917
  San In Godo Bank, Ltd................................        222,000         1,457,677
  Sanki Engineering Co., Ltd...........................        109,000           836,983
  Sanyo Electric.......................................      2,536,000         7,153,457
  Sanyo Shokai, Ltd....................................         77,000           311,922
  #Seino Transportation Co., Ltd.......................        197,000         1,258,022
  Seiyo Food Systems, Inc..............................         61,000           269,093
  #Sekisui Chemical Co., Ltd...........................        557,000         4,054,480
  Sekisui Jushi Co., Ltd...............................         27,000           151,898
  Seksui House.........................................        928,000         6,675,056
  Sharp Corp. Osaka....................................        257,000         1,719,710
  #Shiga Bank, Ltd.....................................        268,000         1,280,940
  Shimadzu Corp........................................        100,000           356,513
  Shimizu Bank, Ltd....................................          8,400           419,918
  #Shimizu Corp........................................        997,000         3,202,899
  Shinwa Bank, Ltd.....................................        157,000           626,155
  Shionogi & Co., Ltd..................................        455,000         2,591,851
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......        152,000           317,994
  Snow Brand Milk Products Co., Ltd....................        419,000         1,076,842
  Stanley Electric Co., Ltd............................        246,000           724,748
  Sumitomo Corp........................................        918,000         5,790,323
  Sumitomo For.........................................        125,000           832,517
  Sumitomo Metal Industries, Ltd. Osaka................        177,000           360,588
  Sumitomo Osaka Cement Co., Ltd.......................        594,000         1,130,985
  Sumitomo Realty & Development Co., Ltd...............        488,000         3,269,265

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  #Sumitomo Warehouse Co., Ltd.........................         67,000   $       255,138
  #Suruga Bank, Ltd....................................        256,000         1,390,072
  *#TEC Corp...........................................        345,000         1,056,964
  TOC Co., Ltd.........................................         65,000           611,166
  Tadano, Ltd..........................................         30,000           133,281
  Taikisha, Ltd........................................         30,000           343,193
  #Taisei Corp.........................................      1,325,000         3,062,684
  Takara Standard Co., Ltd.............................        175,000         1,186,092
  Tanabe Seiyaku Co., Ltd..............................        140,000           894,025
  Teijin, Ltd..........................................        917,000         2,407,013
  Teikoku Oil Co., Ltd.................................        346,000         1,165,759
  Toagosei Co., Ltd....................................        353,000           746,797
  Toda Corp............................................        418,000         1,768,619
  Toho Bank, Ltd.......................................        236,000         1,274,076
  #Tokai Rika Co., Ltd.................................         56,000           179,902
  #Tokushu Paper Manufacturing Co., Ltd................         31,000           218,852
  Tokuyama Corp........................................        248,000           864,721
  #Tokyo Sowa Bank.....................................        199,000           567,569
  Tokyo Steel Manufacturing Co., Ltd...................        202,800         1,231,499
  Tokyo Style Co., Ltd.................................        133,000         1,354,750
  #Tokyo Tatemono Co., Ltd.............................        294,000           967,522
  #Tokyo Tomin Bank, Ltd...............................         30,900           968,462
  Tokyu Department Store Co., Ltd......................        329,000           605,798
  #Tokyu Store Chain Corp..............................         53,000           255,397
  Tomoku Co., Ltd......................................         65,000           115,612
  Tostem Corp..........................................        188,000         2,135,945
  Towa Bank, Ltd.......................................        102,000           426,782
  Toyo Information System Co., Ltd.....................         25,000           342,801
  Toyo Ink Manufacturing Co., Ltd......................        378,000           918,159
  Toyo Seikan Kaisha, Ltd..............................        287,600         4,799,906
  #Toyo Suisan Kaisha, Ltd.............................        116,000           999,804
  Toyo Trust & Banking Co., Ltd........................        715,000         4,677,963
  Toyobo Co., Ltd......................................        448,000           684,505
  #Toyoda Machine Works, Ltd...........................        122,000         1,194,907
  Toyota Auto Body Co., Ltd............................         86,000           661,046
  Toyota Tsusho Corp...................................        314,000         1,065,324
  Uniden Corp..........................................         12,000           122,233
  #Unisia Jecs Corp....................................        130,000           308,639
  #Victor Co. of Japan, Ltd............................        246,000         2,313,026
  Wacoal Corp..........................................        149,000         1,447,679
  Yakult Honsha Co., Ltd...............................        228,000         1,643,565
  #Yamagata Bank, Ltd..................................        154,000           687,796
  Yamaguchi Bank.......................................        133,000         1,709,070
  Yamatake Honeywell Co., Ltd..........................         87,000         1,015,710
  Yamato Kogyo Co., Ltd................................        123,000           946,413
  #Yasuda Trust & Banking Co., Ltd.....................      1,434,000         1,224,729
  #Yodogawa Steel Works, Ltd...........................        296,000         1,484,349
  Yokogawa Electric Corp...............................        337,000         2,212,780
  Yokohama Reito Co., Ltd..............................         34,000           274,398
  #Yokohama Rubber Co., Ltd............................        404,000         1,098,437
  Zexel Corp...........................................         60,000           201,214
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $638,343,721)..................................                      424,473,311
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.4%)
  *Japanese Yen (Cost $5,570,515)......................                        5,535,941
                                                                         ---------------
TOTAL -- JAPAN
  (Cost $643,914,236)..................................                      430,009,252
                                                                         ---------------
                                                                SHARES            VALUE+
                                                         -------------   ---------------
UNITED KINGDOM -- (22.6%)
COMMON STOCKS -- (22.5%)
  ASDA Group P.L.C.....................................      1,719,300   $     4,663,677
  Abbey National P.L.C.................................        440,000         6,949,841
  *Aggreko P.L.C.......................................         32,000            85,454
  Allied Domecq P.L.C..................................        140,000         1,256,026
  Anglian Water P.L.C..................................        174,300         2,391,880
  Antofagasta Holdings P.L.C...........................         38,000           232,083
  Arjo Wiggins Appleton P.L.C..........................        659,100         1,887,779
  Associated British Foods P.L.C.......................        733,200         6,750,929
  Associated British Ports Holdings P.L.C..............        369,200         1,747,910
  BAA P.L.C............................................      1,005,676         8,463,393
  BG P.L.C.............................................      2,574,617        12,015,544
  BICC P.L.C...........................................        134,750           346,218
  Barclays P.L.C.......................................        664,025        16,009,398
  Bardon Group P.L.C...................................      1,015,384           872,472
  Barratt Developments P.L.C...........................        222,000           923,849
  Bass P.L.C...........................................        672,000         9,595,330
  Beazer Group P.L.C...................................        157,257           437,164
  Berkeley Group P.L.C.................................         78,622           888,828
  Booker P.L.C.........................................        215,000         1,122,926
  British Airways P.L.C................................         62,000           572,953
  British Land Co. P.L.C...............................        456,746         5,044,271
  British Steel P.L.C..................................      1,575,000         3,675,202
  British Telecommunications P.L.C.....................      3,087,096        23,613,313
  British Vita P.L.C...................................        212,300           876,329
  Brixton Estate P.L.C.................................        224,700           834,762
  Bryant Group P.L.C...................................        224,555           433,191
  Burford Holdings P.L.C...............................        337,000           607,526
  Burton Group P.L.C...................................        460,700         1,152,645
  Capital Shopping Centres P.L.C.......................        381,375         2,663,347
  *Centrica P.L.C......................................      2,862,900         4,172,278
  Chelsfield P.L.C.....................................        227,800         1,352,894
  Christies International P.L.C........................         41,000           159,223
  Coats Viyella P.L.C..................................        674,730         1,153,844
  Commercial Union P.L.C...............................        658,591         9,126,466
  Courtaulds P.L.C.....................................         40,000           184,992
  Delta P.L.C..........................................        143,000           631,231
  Energy Group P.L.C...................................         18,200           194,867
  English China Clays P.L.C............................        249,062         1,082,625
  First Leisure Corp. P.L.C............................        127,900           564,576
  General Accident P.L.C...............................        464,500         7,661,598
  *Grantchester Holdings P.L.C.........................         12,930            35,182
  Great Portland Estates P.L.C.........................        197,275           827,604
  Great Universal Stores P.L.C.........................        814,600         9,565,950
  Greenalls Group P.L.C................................        283,846         1,817,261
  *Greene King P.L.C...................................         59,000           648,113
  Guardian Royal Exchange P.L.C........................        877,661         4,391,715
  Guinness P.L.C.......................................         85,000           772,612
  Hambros P.L.C........................................        107,954           459,252
  Hanson P.L.C.........................................        624,950         3,164,031
  Hardy Oil & Gas P.L.C................................         74,000           349,716
  Harrisons & Crosfield P.L.C..........................        688,000         1,367,796
  Highland Distilleries Co. P.L.C......................        106,000           558,093
  Hillsdown Holdings P.L.C.............................        477,593         1,247,213
  House of Fraser P.L.C................................        140,000           489,437
  Hyder P.L.C..........................................         95,341         1,511,542
  Ibstock P.L.C........................................        150,000           133,942
  Imperial Chemical Industries P.L.C...................        637,700         9,293,589
  Inchcape P.L.C.......................................        508,000         1,805,914
  Kwik Save Group P.L.C................................        141,551           739,308

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Ladbroke Group P.L.C.................................        954,288   $     4,369,180
  Laird Group P.L.C....................................         92,400           665,517
  Lasmo P.L.C..........................................        613,035         2,724,135
  Lex Service P.L.C....................................        109,433           802,948
  London & Manchester Group P.L.C......................         98,000           840,417
  Lonrho P.L.C.........................................        752,930         1,148,032
  Marley P.L.C.........................................        216,232           367,953
  Mersey Docks & Harbour Co. P.L.C.....................         37,610           266,136
  Meyer International P.L.C............................        101,097           654,064
  Mirror Group P.L.C...................................        403,000         1,290,059
  National Westminster Bank P.L.C......................      1,159,229        17,489,837
  Peel Holdings P.L.C..................................         32,500           338,120
  Persimmon P.L.C......................................        162,000           584,090
  Pilkington P.L.C.....................................        995,666         2,155,598
  Powell Duffryn P.L.C.................................         47,037           369,694
  Powergen P.L.C.......................................        438,132         5,654,376
  Premier Consolidated Oilfields P.L.C.................        988,414           907,583
  RJB Mining P.L.C.....................................        100,000           269,570
  RMC Group P.L.C......................................        223,000         3,422,742
  Racal Electronics P.L.C..............................        274,000         1,008,679
  Rank Group P.L.C.....................................        749,000         4,369,407
  Redland P.L.C........................................        417,095         2,406,836
  Rio Tinto P.L.C......................................         64,300           781,083
  Rolls-Royce P.L.C....................................        311,956         1,244,326
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....      1,470,779        13,443,059
  Rugby Group P.L.C....................................        417,000           874,694
  Safeway P.L.C........................................        716,577         3,896,548
  Sainsbury (J.) P.L.C.................................        942,006         7,733,150
  Scottish & Newcastle P.L.C...........................        117,600         1,383,964
  Scottish Hydro-Electric P.L.C........................        374,000         2,952,107
  Sears P.L.C..........................................      1,466,100         1,210,349
  Severn Trent P.L.C...................................        240,597         3,814,440
  Shell Transport & Trading Co., P.L.C.................      2,222,545        15,231,022
  Slough Estates P.L.C.................................        376,100         2,195,622
  Smith (David S.) Holdings P.L.C......................        298,000         1,001,636
  South West Water P.L.C...............................         83,253         1,258,883
  Stakis P.L.C.........................................        733,194         1,222,940
  Storehouse P.L.C.....................................        405,000         1,654,694
  T & N P.L.C..........................................        352,635         1,485,307
  Tarmac P.L.C.........................................        894,395         1,740,453
  Tate & Lyle P.L.C....................................         70,000           554,302
  Taylor Woodrow P.L.C.................................        382,652         1,121,771
  *Telewest Communications P.L.C.......................        715,000           831,201
  Tesco P.L.C..........................................      1,412,941        11,367,065
  Thames Water P.L.C...................................        260,611         3,978,065
  Thistle Hotels P.L.C.................................        306,000           811,994
  Unigate P.L.C........................................        229,400         2,235,876
  Unilever P.L.C.......................................      2,118,000        16,744,846
  United Assurance Group P.L.C.........................        331,000         2,880,376
  United Biscuits Holdings P.L.C.......................        508,963         1,822,200
  United Utilities P.L.C...............................        362,528         4,648,118
  Vaux Group P.L.C.....................................         87,094           374,179
  Wessex Water P.L.C...................................        142,021         1,161,697
  Whitbread P.L.C......................................        469,600         6,681,572
  Wilson (Connolly) Holdings P.L.C.....................        128,000           361,223
  Wilson Bowden P.L.C..................................         89,200           785,239
  Wimpey (George) P.L.C................................        236,750           432,783
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Wolverhampton & Dudley Breweries P.L.C...............         42,700   $       329,851
  Yorkshire Water P.L.C................................        243,045         2,010,570
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $261,899,028)..................................                      355,939,282
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *British Pound Sterling (Cost $1,692,497)............                        1,697,215
                                                                         ---------------
PREFERRED STOCKS -- (0.0%)
  Hyder P.L.C.
    (Cost $111,389)....................................         76,860           149,890
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Meyer International P.L.C. Rights
    (Cost $0)..........................................         25,274             6,387
                                                                         ---------------
TOTAL -- UNITED KINGDOM
  (Cost $263,702,914)..................................                      357,792,774
                                                                         ---------------
GERMANY -- (9.8%)
COMMON STOCKS -- (9.8%)
  *AGIV AG fuer Industrie & Verkehrswesen..............         57,800         1,186,259
  *Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................          3,700           891,526
  #BASF AG.............................................        607,450        21,490,098
  BHF Bank AG..........................................        109,700         3,187,453
  Bankgesellschaft Berlin AG...........................        222,000         4,726,136
  Bayer AG.............................................         68,900         2,549,624
  #Bayerische Hypotheken und Wechselbank AG............        303,300        13,154,584
  #Bayerische Vereinsbank AG...........................        278,450        16,536,535
  #Berliner Kraft & Licht Bewag AG.....................         88,800         2,177,421
  Bilfinger & Berger Bau AG, Mannheim..................         45,700         1,681,528
  #Commerzbank AG......................................        359,450        12,492,295
  Continental AG.......................................         20,000           506,285
  DBV-Winterthur Holding AG, Wiesbaden.................          4,400         1,372,014
  *Deutsche Babcock AG, Oberhausen.....................          2,500           126,571
  Deutsche Bank AG.....................................        277,700        17,806,631
  Deutsche Hypothekenbank Frankfurt AG.................            300           168,384
  Deutsche Lufthansa AG................................        254,700         4,837,456
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....         45,700         2,590,953
  Deutsche Telekom AG..................................        137,600         2,788,931
  #Dresdner Bank AG, Frankfurt.........................        387,000        15,007,569
  Dyckerhoff AG........................................          2,275           677,149
  *Energie Baden-Wuerttemberg AG.......................         40,520         1,229,041
  Hochtief AG..........................................         77,400         3,203,370
  *Holzmann (Philipp) AG...............................          6,200         1,715,358
  IVG Holding AG.......................................          2,100            60,720
  #Karstadt AG.........................................          8,350         2,901,952
  Linde AG.............................................          2,000         1,246,152
  #Man AG, Muechen.....................................         14,000         4,167,068
  Merck KGAA...........................................         30,300         1,102,861
  Preussag AG..........................................          2,000           572,051
  *Ruetgerswerke AG....................................            467            77,973
  Schmalbach-Lubeca AG.................................          1,370           256,706
  #Siemens AG..........................................         58,000         3,405,033
  Thuega AG............................................            267            70,844

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Thyssen Industrie AG Essen...........................          3,000   $       569,783
  Vereins & Westbank AG................................          5,096         1,196,115
  Viag AG..............................................          4,900         2,489,684
  Volkswagen AG........................................          7,000         3,968,636
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $118,297,250)..................................                      154,188,749
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $132,314)........................                          130,420
                                                                         ---------------
TOTAL -- GERMANY
  (Cost $118,429,564)..................................                      154,319,169
                                                                         ---------------
SWITZERLAND -- (7.8%)
COMMON STOCKS -- (7.7%)
  *Ascom Holding AG, Bern..............................            600           785,725
  *Baloise-Holding, Basel..............................          7,888        14,053,209
  Banca del Gotthard...................................            640           363,613
  Banque Cantonale Vaudois.............................          5,795         1,711,238
  Bobst SA, Prilly.....................................          2,022         2,978,347
  Credit Suisse Holding, Zuerich (Namen)...............        112,000        16,399,077
  Danzas Holding AG....................................          7,260         1,522,589
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................          3,173           666,564
  Financiere Richemont AG Units -A-....................          1,320         1,467,500
  Fischer (Georg) AG, Schaffhausen.....................          2,272         2,921,095
  Fischer (Georg) AG, Schaffhausen (Namen).............          1,327           353,695
  Forbo Holding AG, Eglisau............................          6,081         2,435,488
  Jelmoli Holding AG, Zuerich..........................            500           438,384
  Julius Baer Holding AG, Zuerich......................          2,386         3,891,063
  Oerlikon-Buehrle Holding AG, Zuerich.................         44,781         6,384,094
  Pargesa Holding SA, Geneve...........................          1,935         2,429,455
  Pirelli SA, Basel....................................          3,600           757,528
  Rieter Holding AG, Winterthur........................          5,000         2,184,907
  Roche Holding AG, Basel..............................            464         7,062,405
  SBG (Schweizerische Bankgesellschaft)................          5,658         7,203,018
  *SBV (Schweizerischer Bankverein) (Namen)............         66,000        18,933,990
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall........................            840         2,179,997
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall (Namen)................          1,343         1,733,280
  *Saurer AG, Arbon....................................          6,027         4,409,206
  Schindler Holding AG, Hergiswil......................          1,829         2,078,278
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................          1,106         2,497,962
  Sulzer AG, Winterthur................................          6,000         3,977,022
  *Swissair Schweizerische Luftverkehr AG, Zuerich.....          6,438         8,435,343
  UBS (Union Bank of Switzerland)......................          4,275         1,083,975
  *Von Roll Holding AG, Gerlafingen....................         15,045           297,589
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $88,319,539)...................................                      121,635,636
                                                                         ---------------
                                                                SHARES            VALUE+
                                                         -------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Swiss Francs (Cost $2,108,134)......................                  $     2,081,693
                                                                         ---------------
TOTAL -- SWITZERLAND
  (Cost $90,427,673)...................................                      123,717,329
                                                                         ---------------
FRANCE -- (7.8%)
COMMON STOCKS -- (7.7%)
  #AGF (Assurances Generales de France SA).............        100,156         5,695,338
  AXA-UAP..............................................         70,000         5,059,549
  Accor SA.............................................          5,592         1,060,905
  Banque Nationale de Paris............................        191,044         9,323,261
  Bongrain SA..........................................          1,463           612,114
  Bouygues.............................................         13,179         1,348,375
  CPR (Cie Parisienne de Reescompte)...................         16,385         1,298,923
  *Centrale du Groupe des Assurances Nationales SA.....        106,860         2,507,010
  #Christian Dior SA...................................         21,100         2,112,327
  Ciments Vicat........................................            800            67,756
  *Club Mediterranee SA................................         10,000           748,710
  Colas SA.............................................          4,250           622,005
  Credit Commercial de France..........................         13,391           793,685
  Credit National......................................          8,144           479,108
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................          3,000           467,520
  Elf Aquitaine........................................        140,000        16,126,054
  Eridania Beghin-Say SA...............................         18,900         2,938,973
  Esso SA..............................................          8,476           684,858
  *Euro Disney SCA.....................................        551,700           733,608
  Financiere de Paribas SA Series A....................         90,572         6,517,329
  Fromageries Bel la Vache qui Rit.....................             75            53,358
  GTM Entrepose........................................         21,077         1,392,402
  Groupe Danone........................................         42,500         6,803,179
  Imetal...............................................          1,900           226,578
  LaFarge Coppee SA....................................         68,857         4,515,049
  Labinal SA...........................................          3,200           813,078
  Lyonnais des Eaux SA.................................         57,442         6,207,853
  Pechiney International...............................         26,150           507,630
  Pechiney SA Series A.................................         10,100           395,378
  Pernod-Ricard........................................         26,000         1,316,408
  Peugeot SA...........................................         36,550         4,179,096
  Rallye SA............................................         14,220           602,186
  Remy Cointreau SA....................................         27,400           431,643
  #Rhone-Poulenc SA Series A...........................        176,126         7,792,697
  #Saint-Gobain........................................         64,336         8,631,185
  #Societe Generale Paris..............................         68,532         8,950,328
  Sommer-Allibert SA...................................         13,500           436,776
  Sophia SA............................................          7,700           297,383
  Thomson-CSF..........................................         87,203         2,522,961
  Total SA.............................................         40,000         4,167,027
  Union Assurances Federales SA........................            900           108,698
  Usinor...............................................         31,600           492,454
  *#Worms et Compagnie SA..............................         20,800         1,620,736
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $101,460,699)..................................                      121,661,491
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *French Francs (Cost $1,327,081).....................                        1,310,316
                                                                         ---------------
TOTAL -- FRANCE
  (Cost $102,787,780)..................................                      122,971,807
                                                                         ---------------

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
  ABN Amro Holding NV..................................      1,252,433   $    23,877,467
  Bijenkorf Beheer KBB NV, Amsterdam...................         10,508           663,374
  DSM NV...............................................         31,453         2,879,572
  Fortis Amev NV.......................................        270,197        11,172,411
  Gist-Brocades NV.....................................         38,304           982,673
  Hollandsche Beton Groep NV...........................         30,360           549,793
  Ing Groep NV.........................................        723,113        29,390,845
  KLM (Koninklijke Luchtvaart Mij NV)..................         76,540         2,752,891
  Koninklijke Hoogovens NV.............................         32,448         1,465,746
  Koninklijke KNP BT...................................         97,300         2,085,052
  Nationale Investeringsbank NV Series A...............          9,018           992,549
  Nedlloyd Groep NV, Rotterdam.........................         21,000           482,759
  Pakhoed NV...........................................         37,037         1,006,061
  Philips Electronics NV...............................        110,000         7,265,273
  Stad Rotterdam.......................................         39,899         2,051,197
  Stork NV.............................................         26,848           988,593
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $59,680,710)...................................                       88,606,256
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $33,981)..................                           33,485
                                                                         ---------------
TOTAL -- NETHERLANDS
  (Cost $59,714,691)...................................                       88,639,741
                                                                         ---------------
ITALY -- (4.0%)
COMMON STOCKS -- (3.9%)
  #Banca Commerciale Italiana SpA......................      3,765,000        10,763,055
  *#Banca di Roma......................................      7,168,500         5,915,500
  *#CIR SpA (Cie Industriale Riunite), Torino..........        885,000           682,168
  #Cartiere Burgo SpA..................................        235,000         1,373,513
  Cia Assicuratrice Unipol SpA.........................        116,134           342,747
  Credito Italiano.....................................      2,030,000         5,532,999
  #Fiat SpA............................................      3,967,399        11,456,450
  *Finmeccanica SpA....................................      2,070,000           966,691
  #Ifil Finanziaria Partecipazioni SpA, Torino.........        907,000         3,351,289
  *#Ing C.Olivetti & C SpA, Ivrea......................      4,836,016         2,711,784
  #Istituto Bancario San Paolo Torino SpA..............      1,003,500         8,263,536
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................        364,000         2,323,381
  Italmobiliare SpA, Milano............................         14,330           254,582
  Magneti Marelli SpA..................................        700,000         1,134,226
  Milano Assicurazioni SpA.............................         49,520           149,874
  #Montedison SpA......................................      5,375,000         4,416,828
  Sirti SpA............................................         25,000           150,025
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................        129,500         1,596,221
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $53,820,158)...................................                       61,384,869
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Italian Lira (Cost $1,695,258)......................                        1,671,485
                                                                         ---------------
TOTAL -- ITALY
  (Cost $55,515,416)...................................                       63,056,354
                                                                         ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.7%)
  #Amoy Properties, Ltd................................      3,610,000         3,105,511
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Chinese Estates Holdings, Ltd........................      2,675,131   $     1,280,416
  *Evergo China Holdings, Ltd..........................        285,280            14,024
  #Great Eagle Holdings, Ltd...........................        569,680           854,856
  HKR International, Ltd...............................      1,077,384           871,073
  Hang Lung Development Co., Ltd.......................      1,836,000         2,790,710
  #Hongkong & Shanghai Hotels, Ltd.....................      1,612,624         1,387,263
  #Hopewell Holdings, Ltd..............................      6,044,000         1,602,812
  #Hysan Development Co., Ltd..........................      1,418,000         2,843,231
  Kerry Properties, Ltd................................        580,000           975,384
  Miramar Hotel & Investment Co., Ltd..................        600,000         1,024,541
  New World Development Co. Ltd........................      1,240,739         4,598,427
  #Paliburg Holdings, Ltd..............................      2,310,625         1,688,815
  Realty Development Corp., Ltd. Series A..............        213,000           596,543
  #Regal Hotels International Holdings, Ltd............      4,988,179           825,955
  #Shangri-la Asia, Ltd................................      2,180,000         1,692,045
  Sino Hotels (Holdings), Ltd..........................        543,653           132,919
  #Sino Land Co., Ltd..................................      4,169,200         2,400,032
  Swire Pacific, Ltd. Series A.........................        617,500         3,091,378
  Tsim Sha Tsui Properties, Ltd........................      1,174,000         1,571,856
  Wharf Holdings, Ltd..................................      3,166,000         6,450,534
  #Wheelock and Co., Ltd...............................      2,795,000         3,145,613
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $59,918,462)...................................                       42,943,938
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Hong Kong Dollars (Cost $3,428,344).................                        3,426,913
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Century City International Holdings, Ltd. Warrants
    12/31/98...........................................        159,165             5,147
  *Great Eagle Holdings, Ltd. Warrants 11/30/98........        113,936            41,269
                                                                         ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           46,416
                                                                         ---------------
TOTAL -- HONG KONG
  (Cost $63,346,806)...................................                       46,417,267
                                                                         ---------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
  Autopistas Concesionaria Espanola SA.................         57,600           768,644
  Autopistas del Mare Nostrum SA.......................         65,000         1,050,461
  #Banco Central Hispanoamericano SA, Madrid...........        364,000         6,944,376
  Compania Espanola de Petroleos SA, Madrid............         14,000           424,342
  Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadahonda.........................          7,200           348,593
  Cristaleria Espanola SA, Madrid......................          3,100           229,914
  DRACONSA (Dragados y Construcciones SA)..............        133,189         2,804,449
  Ebro Agricolas Compania de Alimentacion SA...........        111,600         1,979,427
  #FESCA (Fuerzas Electricas de Cataluna SA) Series
    A..................................................        360,334         3,225,790
  Hidroelectrica del Cantabrico SA, Oviedo.............         10,000           460,017
  Iberdrola SA.........................................      1,070,000        13,704,610
  Metrovacesa (Inmobiliaria Metropolitana Vasco
    Central)...........................................         42,840         1,847,183

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
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Sevillana de Electricidad SA.........................        420,719   $     4,133,132
  #Union Electrica Fenosa SA...........................        460,900         4,605,137
  Uralita SA...........................................         24,500           285,046
  Vallehermoso SA......................................         80,000         2,349,707
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $33,946,673)...................................                       45,160,828
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $36,987).......................                           36,774
                                                                         ---------------
TOTAL -- SPAIN
  (Cost $33,983,660)...................................                       45,197,602
                                                                         ---------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.7%)
  #Amcor, Ltd..........................................        505,844         2,267,070
  Australian National Industries, Ltd..................        575,169           515,554
  #Boral, Ltd..........................................        929,700         2,353,703
  #Burns, Philp & Co., Ltd.............................        424,311            87,099
  #CSR, Ltd............................................        842,897         2,768,362
  #Commonwealth Bank of Australia......................        358,842         4,260,248
  #Email, Ltd..........................................        214,213           473,430
  #Fosters Brewing Group, Ltd..........................      1,570,209         2,911,614
  #GIO Australia Holdings, Ltd.........................        479,702         1,161,935
  #Goodman Fielder, Ltd................................        627,341           944,351
  MIM Holdings.........................................      1,321,990           958,829
  News Corp., Ltd......................................      1,162,360         6,219,487
  North, Ltd...........................................        297,538           764,468
  Pacific Dunlop, Ltd..................................        506,319         1,039,328
  Pioneer International, Ltd...........................        385,982         1,016,798
  #Publishing and Broadcasting, Ltd....................        176,912         1,004,714
  Qantas Airways, Ltd..................................        383,458           705,793
  Rio Tinto, Ltd.......................................        320,562         3,531,385
  Stockland Trust Group Units..........................        146,873           361,585
  Village Roadshow, Ltd................................         45,752           110,194
  WMC, Ltd.............................................        447,934         1,435,922
  Weston (George) Foods, Ltd...........................         42,444           266,894
  #Westpac Banking Corp................................      1,299,377         8,170,673
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $43,956,056)...................................                       43,329,436
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Australian Dollar (Cost $776,839)...................                          779,001
                                                                         ---------------
TOTAL -- AUSTRALIA
  (Cost $44,732,895)...................................                       44,108,437
                                                                         ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Avesta Sheffield AB..................................         97,900           697,386
  *Diligentia AB.......................................         50,770           650,983
  Electrolux AB Series B...............................          8,900           699,691
  *Graenges AB.........................................          4,450            70,891
  Gullspangs Kraft AB Series B.........................         22,800           369,124
  Kinnevik Industrifoervaltnings AB Series A...........          3,200            58,024
  #Kinnevik Industrifoervaltnings AB Series B..........         34,600           667,713
  Mo Och Domsjoe AB Series A...........................          6,300           181,959
  Mo Och Domsjoe AB Series B...........................         64,200         1,808,514
  *Modern Times Group AB Series A......................          3,200            19,894
  *Modern Times Group AB Series B......................         11,500            72,983
  NCC AB Series A......................................         45,400           499,807
  NCC AB Series B......................................         73,600           815,026
  Naeckebro AB.........................................         21,630           291,352
  SSAB Swedish Steel Series A..........................         92,700         1,596,831
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  SSAB Swedish Steel Series B..........................         33,300   $       569,306
  Skandinaviska Enskilda Banken Series A...............        496,200         5,880,380
  Skandinaviska Enskilda Banken Series C...............         23,700           259,378
  Stora Kopparbergs Bergslags AB Series A..............        259,100         3,456,465
  Stora Kopparbergs Bergslags AB Series B..............         57,600           764,670
  Svenska Cellulosa AB Series A........................         57,000         1,269,787
  Svenska Cellulosa AB Series B........................        186,800         4,137,143
  Svenska Handelsbanken Series A.......................        200,300         7,069,278
  Svenska Handelsbanken Series B.......................         20,000           652,767
  Svenska Kullagerfabriken AB
    Series A...........................................         14,600           326,189
  Svenska Kullagerfabriken AB
    Series B...........................................          5,500           128,222
  Sydkraft AB Series C.................................          8,800           192,618
  Trelleborg AB Series B...............................        109,700         1,534,468
  Trygg Hansa AB Series B..............................         42,700         1,324,527
  Volvo AB Series A....................................         85,900         2,280,734
  Volvo AB Series B....................................        187,800         4,986,284
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $30,931,988)...................................                       43,332,394
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $746)...........................                              727
                                                                         ---------------
TOTAL -- SWEDEN
  (Cost $30,932,734)...................................                       43,333,121
                                                                         ---------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  Ackermans & Van Haaren SA............................          2,500           621,736
  Banque Bruxelles Lambert VVPR........................            128                 4
  Bekaert SA...........................................          2,500         1,554,341
  Electrabel SA........................................          4,600         1,028,963
  #Electrafina SA......................................          8,000           746,359
  Generale de Banque SA................................         12,030         4,975,306
  Generale de Banque SA VVPR...........................            630               173
  Generale de Belgique SA..............................         19,080         1,780,065
  Glaverbel SA.........................................         11,312         1,635,095
  Glaverbel SA VVPR....................................             22                 1
  Groupe Bruxelles Lambert SA, Bruxelles...............          6,300           953,915
  Nationale a Portefeuille.............................          4,700           303,517
  Sofina SA............................................            500           336,287
  Solvay SA............................................         62,790         3,770,159
  Tractabel (Cie Reunies Electrobel et Tractionel
    SA)................................................         16,915         1,452,579
  *Union Miniere SA....................................         20,400         1,468,754
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $17,859,485)...................................                       20,627,254
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs (Cost $123,308)......................                          121,437
                                                                         ---------------
TOTAL -- BELGIUM
  (Cost $17,982,793)...................................                       20,748,691
                                                                         ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Bikuben Girobank A.S.................................         32,497         2,105,377
  Den Danske Bank A.S..................................         44,140         5,246,051
  Forsikringsselskabet Codan A.S.......................          7,662         1,049,850
  Jyske Bank A.S.......................................          9,990         1,060,846

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CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  #Tele Danmark A.S. Series B..........................         70,184   $     4,202,053
  Tryg Baltica Forsikring A.S..........................         22,422         1,332,430
  Unidanmark A.S. Series A.............................         51,864         3,669,078
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $16,803,513)...................................                       18,665,685
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Denmark Krone (Cost $342)...........................                              342
                                                                         ---------------
TOTAL -- DENMARK
  (Cost $16,803,855)...................................                       18,666,027
                                                                         ---------------
MALAYSIA -- (0.9%)
COMMON STOCKS -- (0.8%)
  AMMB Holdings Berhad.................................        147,600           126,981
  Berjaya Group Berhad.................................      1,302,500           455,180
  Berjaya Industrial Berhad............................        691,000           148,451
  Berjaya Leisure Berhad...............................        235,000           189,156
  Commerce Asset Holding Berhad........................        759,000           408,738
  Genting Berhad.......................................        750,000         1,729,427
  Golden Hope Plantations Berhad.......................      1,087,000         1,245,474
  Hap Seng Consolidated Berhad.........................        120,000           167,744
  Highlands & Lowlands Berhad..........................        607,000           664,197
  Hong Leong Credit Berhad.............................        309,000           269,077
  Hong Leong Industries Berhad.........................        144,000           177,368
  IOI Corp. Berhad.....................................        436,000           222,306
  Kuala Lumpur Kepong Berhad...........................        677,000         1,483,526
  Malaysian Airlines System............................        987,000           729,427
  Malaysian Resources Corp. Berhad.....................        332,000           133,141
  Mulpha International Berhad..........................      1,291,250           247,817
  Perlis Plantations Berhad............................        380,000           761,951
  Renong Berhad........................................      1,008,000           519,731
  Sime Darby Berhad (Malaysia).........................        846,000           848,171
  Southern Bank Berhad (Foreign).......................        195,000           101,102
  *Southern Bank Berhad (Foreign) Issue 97.............         97,500            49,992
  Telekom Malaysia Berhad..............................        339,000           757,425
  Tenaga Nasional Berhad...............................        774,000         1,441,118
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $27,260,071)...................................                       12,877,500
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Malaysian Ringetts (Cost $1,689,250)................                        1,609,065
                                                                         ---------------
TOTAL -- MALAYSIA
  (Cost $28,949,321)...................................                       14,486,565
                                                                         ---------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.7%)
  First Capital Corp., Ltd.............................        580,000           655,561
  Fraser & Neave, Ltd..................................        272,000         1,357,839
  Industrial & Commercial Bank, Ltd....................         13,000            31,836
  #Keppel Corp., Ltd...................................        178,000           603,568
  Sembawang Corp., Ltd.................................        107,000           356,100
  #Singapore Airlines, Ltd. (Foreign)..................         40,000           261,220
  Singapore Land, Ltd..................................      1,027,000         3,018,066
  Straits Steamship Land, Ltd..........................      1,891,000         2,992,295
  Straits Trading Co., Ltd.............................        552,000           790,290
  United Industrial Corp., Ltd.........................      3,443,000         1,621,476
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $19,835,479)...................................                       11,688,251
                                                                         ---------------
                                                                SHARES            VALUE+
                                                         -------------   ---------------

INVESTMENT IN CURRENCY -- (0.1%)
  *Singapore Dollars (Cost $1,357,204).................                  $     1,347,629
                                                                         ---------------
TOTAL -- SINGAPORE
  (Cost $21,192,683)...................................                       13,035,880
                                                                         ---------------
NORWAY -- (0.2%)
COMMON STOCKS -- (0.2%)
  Den Norske Bank ASA Series A.........................        354,517         1,503,492
  Elkem ASA............................................         12,812           183,493
  Kvaerner ASA.........................................         23,336         1,151,911
  #Norske Skogindustrier ASA Series A..................         11,793           357,474
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $3,350,102)....................................                        3,196,370
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone (Cost $63)..........................                               62
                                                                         ---------------
TOTAL -- NORWAY
  (Cost $3,350,165)....................................                        3,196,432
                                                                         ---------------

                                                             FACE
                                                            AMOUNT
                                                         -------------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/10/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $6,485,450) to be
    repurchased at $6,390,901 (Cost $6,388,000)........  $       6,388         6,388,000
                                                                         ---------------
TOTAL INVESTMENTS -- (100.9%) (Cost
  $1,602,155,186)++....................................                    1,596,084,448
                                                                         ---------------
OTHER ASSETS AND LIABILITIES -- (-0.9%)
  Other Assets.........................................                        5,759,595
  Payable for Investment Securities Purchased..........                      (19,102,780)
  Payable for Fund Shares Redeemed.....................                         (145,432)
  Other Liabilities....................................                         (509,718)
                                                                         ---------------
                                                                             (13,998,335)
                                                                         ---------------
NET ASSETS -- (100.0%) Applicable to 145,202,648
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                  $ 1,582,086,113
                                                                         ---------------
                                                                         ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                  $         10.90
                                                                         ---------------
                                                                         ---------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
TURKEY -- (13.7%)
COMMON STOCKS -- (13.7%)
 Akbank................................................    44,605,001  $  2,907,460
 Akcansa Cimento Sanayi ve Ticaret SA..................     1,292,130       224,598
 Aksa..................................................     5,331,354       415,650
 Aksigorta A.S.........................................     5,616,000       301,465
 Alarko Holding........................................     1,163,620       237,953
 Alarko Sanayii ve Ticaret A.S.........................     1,093,333        93,624
 Arcelik A.S...........................................    10,279,104       906,493
 Aygaz.................................................     1,946,480       293,557
 Bekoteknik Sanayi A.S.................................     3,352,872       197,122
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     4,312,500        79,369
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     1,116,000       564,832
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................       985,000       173,730
 Cimentas A.S..........................................       414,813        50,366
 Cukurova Elektrik A.S.................................       518,000       993,073
 Dogan Sirketler Grubu Holdings A.S....................     9,472,050       358,340
 Doktas................................................        54,400        15,852
 EGE Biracilik ve Malt Sanayii A.S.....................     4,371,408       446,963
 *Eczacibasi Ilac......................................     2,130,940        99,136
 Enka Holding..........................................       649,996       515,065
 Erciyas Biracilik.....................................     3,127,160       463,626
 Eregli Demir ve Celik Fabrikalari Turk A.S............     6,353,000       844,447
 Es Kisehir Bankasi Esbank.............................    10,018,747        71,707
 Good Year Lastikleri A.S..............................       586,000       248,654
 Guney Biracilik.......................................     1,004,640        69,337
 Hurriyet Gazette......................................     1,382,000       236,686
 *Ihlas Holding........................................     3,025,057       487,152
 *Izmir Demir Celik....................................     4,092,600        43,938
 Kartonsan.............................................     1,417,500        79,714
 Koc Holding A.S.......................................    14,939,998     3,551,595
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     2,170,000       160,860
 Migros Turk A.S.......................................       960,225       908,165
 *Netas Northern Electric Telekomunikasyon A.S.........     1,254,000       493,638
 Otosan Otomobil A.S...................................     1,389,000     1,082,909
 Peg Profilo A.S.......................................     4,561,497       239,029
 Raks Elektroniks A.S..................................       307,000        76,120
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       794,000        75,095
 *T. Tuborg Bira ve Malt Sanayi A.S....................       390,000         7,876
 Tat Konserve..........................................     2,252,495       115,155
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       178,932
 Tofas Turk Otomobil Fabrikasi A.S.....................    13,341,375       733,211
 Trakya Cam Sanayii A.S................................     8,084,792       557,985
 Turcas Petrolculuk A.S................................     4,884,018       114,856
 Turk Demir Dokum......................................     2,522,491       180,542
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       997,500        82,868
 *Turk Sise Cam........................................    11,047,772       790,720

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Turkiye Garanti Bankasi A.S...........................    39,924,442  $  2,143,128
 Turkiye Is Bankasi A.S. Series C......................    49,851,000     5,415,678
 USAS (Ucak Servisi A.S.)..............................        59,500       138,404
 Yapi ve Kredi Bankasi A.S.............................    61,281,968     1,911,096
                                                                       ------------
TOTAL -- TURKEY
  (Cost $16,080,991)...................................                  30,377,771
                                                                       ------------
PORTUGAL -- (11.7%)
COMMON STOCKS -- (11.7%)
 BCP (Banco Comercial Portugues SA)....................       174,539     3,680,417
 Banco Espirito Santo e Commercial de Lisboa...........       115,000     3,234,753
 Banco Pinto & Sotto Mayor SA..........................       129,900     1,758,814
 Banco Totta & Acores SA...............................        70,500     1,330,115
 Cimpor Cimentos de Portugal SA........................        28,685       726,476
 *Companhia de Seguros Mundial Confianca SA............        64,600     1,080,789
 Companhia de Seguros Tranquilidade SA.................        28,400       669,774
 Companhia Geral de Credito Predial Portugues SA.......        16,585       163,356
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        20,700       235,475
 *Credito Predial -- New Shares........................         1,658        15,644
 EFACEC (Empresa Fabril de Maquinas Electricas)........        17,600       122,568
 Engil Sociedade Gestora de Participacoes Sociais SA...        21,000       225,953
 *Filmes Lusomundo SA..................................         8,300        67,704
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        23,250       411,561
 *Inparsa Industrias e Participacoes S.G.P.S. SA Em
   97..................................................         5,812       102,890
 Investimentos Participacoes e Gestao SA Inapa.........         8,000       266,356
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        32,998     1,042,803
 Jeronimo Martins S.G.P.S. SA..........................        49,497     1,552,669
 *Lusotur Sociedad Financeira de Turismo SA............         5,500        55,577
 Mague-Gestao e Participacoes SA.......................         5,200       137,062
 Modelo Continente SGPS SA.............................        44,400     1,921,757
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        59,800       384,265
 Portugal Telecom SA...................................        66,928     3,082,527
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................        11,164       260,035
 *Sociedad Construcoes Soares da Costa SA..............         9,730        75,590
 Sociedade de Investimento e Gestao SGPS SA............        34,300       761,334
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        20,300       287,474

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        46,500  $  1,737,847
 Uniceruniao Cervejeira SA.............................        28,200       441,285
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,961,697)...................................                  25,832,870
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inparsa Industrias e Participacoes S.G.P.S. SA Rights
   12/09/97
   (Cost $0)...........................................        23,250       101,665
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $15,961,697)...................................                  25,934,535
                                                                       ------------
ISRAEL -- (11.7%)
COMMON STOCKS -- (11.7%)
 *Africa-Israel Investments, Ltd.......................         2,840       185,377
 *Africa-Israel Investments, Ltd.......................           155        89,831
 Agis Industries (1983), Ltd...........................        21,736       171,975
 American Israeli Paper Mills, Ltd.....................         3,291       148,790
 Bank Hapoalim B.M.....................................     1,338,174     3,267,030
 Bank Leumi Le-Israel..................................     1,536,374     2,452,857
 Bezek, Ltd............................................       786,446     2,053,372
 *Blue Square Chain Stores Properties Investment.......        33,294       302,934
 CLAL Electronics Industries, Ltd......................         4,042       632,819
 CLAL Industries, Ltd..................................       152,265       812,323
 CLAL Insurance, Ltd...................................        44,145       471,520
 CLAL Israel, Ltd......................................     3,340,000       953,223
 Delek Isreal..........................................         9,782       344,131
 Elbit Medical Imaging.................................        17,319       104,239
 Elbit Systems, Ltd....................................        17,319       215,818
 Elbit, Ltd............................................        17,320        68,273
 Elite Industries, Ltd.................................         5,700       153,334
 Elron Electronic Industries, Ltd......................        22,603       338,513
 *First International Bank of Israel...................         3,472       443,450
 First International Bank of Israel....................           486       344,366
 IDB Bankholding Corp., Ltd............................        41,821       908,411
 IDB Development Corp., Ltd.
   Series A............................................        49,587     1,103,011
 *Industrial Building Corp., Ltd.......................       333,000       559,871
 Israel Chemicals, Ltd.................................     1,322,800     1,738,097
 *Israel Corp. Series A................................         5,500       427,388
 Koor Industries, Ltd..................................        16,466     1,774,208
 *Leumi Holdings Insurance.............................       279,107       175,874
 *Makhteshim Chemical Works, Ltd.......................        72,165       509,997
 *Matav Cable Israel...................................        19,027       149,466
 Osem Investment, Ltd..................................        85,580       388,369
 Property and Building Corp., Ltd......................         4,269       319,668
 Super-Sol, Ltd. Series B..............................       192,400       540,947
 Tadiran, Ltd..........................................        17,306       672,874
 Tambour...............................................        26,898        52,368
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,996,653
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $21,831,569)...................................                  25,871,377
                                                                       ------------
MEXICO -- (11.6%)
COMMON STOCKS -- (11.6%)
 *Altos Hornos de Mexico S.A...........................        97,000       234,628
 Apasco S.A. de C.V....................................        69,000       408,007
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       192,000       689,846
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cementos de Mexico S.A. de C.V. Series B.............       354,000  $  1,733,238
 Cifra S.A. de C.V. Series A...........................        79,377       154,683
 Cifra S.A. de C.V. Series C...........................       799,000     1,527,831
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       187,564
 Desc S.A. de C.V. Series B............................        75,000       710,673
 Desc S.A. de C.V. Series C............................         1,381        12,918
 El Puerto de Liverpool S.A. Series C1.................       349,500       463,983
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       516,069
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       583,154
 Fomento Economico Mexicano S.A. de C.V. Series B......       135,000     1,108,211
 *Gruma S.A. de C.V. Series B..........................        87,466       356,342
 Grupo Carso S.A. de C.V. Series A-1...................       203,000     1,335,115
 Grupo Celanese SA Series B-1..........................       140,000       332,500
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       406,000       890,077
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        26,083
 *Grupo Financiero Bancomer S.A. de C.V. Series B......     1,246,380       716,508
 *Grupo Financiero Bancomer S.A. de C.V. Series L......         7,792         3,037
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000        21,923
 Grupo Financiero Inbursa-C............................       239,699       884,581
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Series B............................................        24,757        24,424
 *Grupo Financiero Serfin S.A. de C.V. Series B........       715,102       160,256
 *Grupo Gigante S.A. Series B..........................       341,400       123,911
 Grupo Industrial Alfa S.A. Series A...................       150,290     1,133,051
 Grupo Industrial Bimbo S.A. de C.V. Series A..........        98,000       799,705
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       235,958
 Grupo Mexico S.A. de C.V. Series B....................       172,000       655,695
 Grupo Modelo S.A. de C.V. --
   Series C............................................        78,000       661,200
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D, + Series L)............................        70,000     1,295,897
 Hylsamex S.A. de C.V. Series B........................        60,000       387,307
 Industrias Penoles S.A. de C.V........................       103,000       424,016
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000     1,002,980
 Organizacion Soriana S.A. de C.V. Series B............       150,000       555,384
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       242,469
 Telefonos de Mexico S.A. Series A.....................        50,000       123,926
 Telefonos de Mexico S.A. Series L.....................     1,521,000     3,816,148
 *Tolmex S.A. de C.V. Series B-2.......................        16,000        85,938
 *Tubos de Acero de Mexico S.A.........................        17,000       376,419
 Vitro S.A.............................................       121,600       521,321
                                                                       ------------
TOTAL -- MEXICO
  (Cost $18,548,269)...................................                  25,522,976
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
ARGENTINA -- (10.3%)
COMMON STOCKS -- (10.3%)
 *Acindar Industria Argentina de Aceros SA Series A....       164,000  $    351,928
 *Alpargatas SA Industrial y Comercial.................       150,000        70,230
 Astra Cia Argentina de Petroleos SA...................       336,690       579,350
 Bagley y Cia, Ltd. SA Series B........................       106,228       201,918
 Banco de Galicia y Buenos Aires SA Series A...........       210,661     1,228,670
 *Banco del Sud Sociedad Anonima Series B..............        29,000       281,998
 Banco Frances del Rio de la Plata SA..................       105,970       943,529
 *Buenos Aires Embotelladora SA Series B...............           100         7,603
 CIADEA SA.............................................        76,559       101,868
 Capex SA Series A.....................................        18,000       121,911
 *Celulosa Argentina SA Series B.......................        75,000        20,109
 Central Costanera SA Series B.........................        20,000        51,021
 Central Puerto SA Series B............................        16,000        43,298
 Corcemar SA Series B..................................        19,226        83,668
 Garovaglio y Zorraquin SA.............................        28,000        85,156
 *Indupa SA Industrial y Comercial.....................       180,366       215,628
 Irsa Inversiones y Representaciones SA................        73,979       236,832
 Juan Minetti SA.......................................        94,039       269,065
 Ledesma SA............................................       135,377       131,372
 Metrogas SA Series B..................................       403,115       326,660
 Molinos Rio de la Plata SA Series B...................       125,287       273,240
 Naviera Perez Companc SA Series B.....................       540,429     3,860,284
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542       114,987
 *Sevel Argentina SA Series C..........................        79,033        73,532
 Siderar SAIC Series A.................................        21,280        85,582
 Siderca SA Series A...................................       714,907     1,973,972
 Sociedad Comercial del Plata..........................       187,740       223,505
 Telecom Argentina Stet-France SA Series B.............       317,000     1,934,513
 Telefonica de Argentina SA Series B...................       738,000     2,443,806
 Transportadora de Gas del Sur SA Series B.............       398,000       856,060
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     5,562,836
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,213,551)...................................                  22,754,131
                                                                       ------------
BRAZIL -- (8.6%)
PREFERRED STOCKS -- (4.5%)
 Aracruz Celulose SA Series B..........................       251,999       358,918
 Banco Bradesco SA.....................................    80,023,042       584,305
 Banco Credito Nacional SA Brasil......................     9,000,000        55,980
 Banco do Brasil SA....................................    79,270,000       560,942
 Banco Itau SA.........................................     2,850,000     1,274,283
 Brasiliero de Petroleo Ipiranga.......................    12,300,000       153,011
 Brasmotor SA..........................................       600,000        67,067
 COFAP (Cia Fabricadora De Pecas)......................         5,100        19,309
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000       189,844
 Cervejaria Brahma.....................................     2,490,767     1,650,288
 Cimento Portland Itau.................................       630,000       114,150
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       132,188
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Coteminas Cia Tecidos Norte de Minas..................       480,000  $    173,077
 Duratex SA............................................     2,900,000       105,090
 Ericsson Telecomunicacoes SA..........................    15,480,000       544,220
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        95,666
 Investimentos Itau SA.................................       730,000       473,799
 *Lojas Americanas SA..................................     1,610,000        11,393
 Lojas Renner SA.......................................       800,000        23,762
 Multibras Eletrodomesticos SA.........................       315,000       130,619
 *Paranapanema SA......................................     2,120,000        13,569
 Sadia Concordia SA....................................       100,000        68,510
 Siderurgica Belgo-Mineira.............................       970,000        55,953
 Siderurgica de Tubarao Sid Tubaroo Series B...........    11,520,000       169,270
 *Siderurgica Paulista Casipa Series B.................        65,000        15,234
 Suzano de Papel e Celulose............................        54,000        91,271
 Telecomunicacoes Brasileiras SA.......................       137,922        14,173
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       330,718
 Unibanco Unias de Bancos Brasileiros SA...............    25,926,000       803,958
 Vale do Rio Doce......................................        81,160     1,426,645
 Votorantim Celulose e Papel SA........................     9,467,325       204,823
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $9,908,895)....................................                   9,912,035
                                                                       ------------
COMMON STOCKS -- (4.1%)
 Acos Especiais Itabira-Acesita Aces...................    25,963,524        23,405
 Antarctica Paulista I.B.B.C. Anta.....................         3,000       251,476
 Banco Bamerindus do Brazil SA.........................         2,400        25,962
 Banco Bradesco SA.....................................   146,489,164     1,069,621
 *Banco do Estado de Sao Paulo SA......................     5,100,000       174,700
 Embraco SA............................................       130,000        37,500
 *Empresa Nasional de Comercio Redito e Participacoes
   SA..................................................       480,000             0
 *Lojas Americanas SA..................................    10,520,000        60,930
 *Mannesmann SA........................................       149,000        18,133
 Petroquimica do Sul Copesul...........................     8,276,000       302,144
 Santista Alimentos SA.................................        72,000       123,318
 Siderurgica Nacional Sid Nacional.....................    26,651,000       720,732
 Souza Cruz Industria e Comercio.......................        71,000       547,222
 Telecomunicacoes Brasileiras SA.......................    57,550,000     5,343,450
 VSMA (Cia Vidraria Santa Marina)......................        54,000       105,631
 White Martins SA......................................       208,662       282,146
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,491,328)....................................                   9,086,370
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco do Brasil SA Warrants Series A 06/30/01........     5,038,000         8,947
 *Banco do Brasil SA Warrants Series B 06/30/06........       433,820           802
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       9,749
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $16,400,223)...................................                  19,008,154
                                                                       ------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (6.5%)
 AMMB Holdings Berhad..................................       103,600        89,028

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000  $        218
 Affin Holdings Berhad.................................       113,000        50,527
 Amsteel Corp. Berhad..................................       264,000        66,926
 *Aokam Perdana Berhad.................................        10,000         1,919
 Arab Malaysia Corp. Berhad............................        56,000        25,184
 Asiatic Development Berhad............................       118,000        37,181
 Ban Hin Lee Bank Berhad...............................        20,000        28,645
 Bandar Raya Developments Berhad.......................        23,000         6,786
 Batu Kawan Berhad.....................................        46,000        56,132
 Berjaya Group Berhad..................................        94,000        32,850
 Berjaya Leisure Berhad................................        91,000        73,248
 Berjaya Sports Toto Berhad............................        79,000       173,115
 Boustead Holdings Berhad..............................        32,000        33,182
 Cahya Mata Sarawak Berhad.............................        66,000        46,319
 Carlsberg Brewery Malaysia Berhad.....................        38,000       130,620
 Commerce Asset Holding Berhad.........................       157,200        84,656
 Country Heights Holdings Berhad.......................        40,000        41,478
 Cycle & Carriage Bintang Berhad.......................        15,000        17,531
 DCB Holdings Berhad...................................       416,000       244,282
 *DCB Sakura Merchant New Shares.......................         4,100         1,503
 Diversified Resources Berhad..........................        28,000        13,474
 Edaran Otomobil Nasional Berhad.......................        56,000       129,933
 Ekran Berhad..........................................       108,000        85,075
 Esso Malaysia Berhad..................................        43,000        57,398
 *Faber Group Berhad...................................       169,600        37,894
 Fraser & Neave Holdings Berhad........................        27,000        42,924
 Gadek (Malaysia) Berhad...............................        11,000         9,831
 Gamuda Berhad.........................................        60,000        71,841
 Genting Berhad........................................       175,000       403,533
 Golden Hope Plantations Berhad........................       246,000       281,864
 Guiness Anchor Berhad.................................        48,000        58,298
 Hap Seng Consolidated Berhad..........................        49,000        68,495
 Hicom Holdings Berhad.................................       259,000       148,380
 Highlands and Lowlands Berhad.........................       151,000       165,229
 Hong Leong Bank Berhad................................       149,125       102,092
 Hong Leong Credit Berhad..............................        80,300        69,925
 Hong Leong Industries Berhad..........................        30,200        37,198
 Hong Leong Properties Berhad..........................       112,000        31,761
 Hume Industries (Malaysia) Berhad.....................        52,000        58,687
 IJM Corp. Berhad......................................        56,000        20,853
 IOI Corp. Berhad......................................       211,000       107,584
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        25,494
 Innovest Berhad.......................................        53,000        18,370
 *Intria Berhad........................................        80,000        11,458
 Jaya Tiasa Holdings Berhad............................        64,000       112,746
 KFC Holdings (Malaysia) Berhad........................        29,000        43,196
 Kamunting Corp. Berhad................................        40,000         7,906
 Kedah Cement Holdings Berhad..........................        74,000        26,284
 Kuala Lumpur Kepong Berhad............................       177,500       388,960
 Land -- General Berhad................................        35,000        11,028
 Leader Universal Holdings Berhad......................        69,000        23,718
 Leisure Management Berhad.............................        23,000       111,342
 Lingui Development Berhad.............................        78,000        38,430
 Lion Land Berhad......................................         1,000           238
 MBF Holdings Berhad...................................       141,000        24,637
 MNI Holdings Berhad...................................        10,000         9,395
 Magnum Corp. Berhad...................................       374,500       243,513
 Malakoff Berhad.......................................        47,000        74,047
 Malayan Banking Berhad................................       285,000       730,656
 Malayan Cement Berhad.................................        65,750        40,116
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Malayan United Industries Berhad......................        70,000  $     19,650
 Malaysia Industrial Development Finance Berhad........       133,000        51,813
 Malaysia Mining Corp. Berhad..........................       175,000        69,678
 Malaysian Airlines System.............................       192,000       141,895
 Malaysian Helicopter Services Berhad..................       110,000        19,221
 Malaysian International Shipping Corp. (Foreign)......        85,666        99,628
 Malaysian Oxygen Berhad...............................        22,000        56,717
 Malaysian Pacific Industries..........................        52,000       142,995
 Malaysian Resources Corp. Berhad......................       240,333        96,380
 Metroplex Berhad......................................       173,000        60,953
 Mulpha International Berhad...........................       133,750        25,669
 Multi-Purpose Holdings Berhad.........................        86,000        33,749
 Nestle (Malaysia) Berhad..............................        58,000       297,390
 New Straits Times Press (Malaysia) Berhad.............        41,000        45,568
 Notth Borneo Timbers Berhad...........................         8,000       103,694
 Nylex (Malaysia) Berhad...............................        12,000         4,812
 OSK Holdings..........................................        34,000        14,804
 Oriental Holdings Berhad..............................        66,880       101,535
 Oyl Industries Berhad.................................        34,000        92,523
 Perlis Plantations Berhad.............................        76,500       153,393
 Pernas International Holdings Berhad..................        71,000        21,151
 Perusahaan Otomobil Nasional Berhad...................       135,000       181,751
 Petronas Gas Berhad...................................       450,000     1,114,997
 Phileo Allied Berhad..................................        54,000        27,843
 Phileo Land Berhad....................................        27,000        22,816
 Public Bank Berhad (Foreign)..........................        10,666         6,233
 RJ Reynolds Berhad....................................        41,000        69,879
 Rashid Hussain Berhad.................................        97,000       116,699
 Renong Berhad.........................................       460,000       237,179
 Resorts World Berhad..................................       272,000       389,569
 Road Builders (Malaysia) Holdings Berhad..............        13,000         7,820
 Rothmans of Pall Mall Malaysia Berhad.................        71,000       630,471
 Sarawak Enterprise Corp. Berhad.......................       296,000       108,529
 Shell Refining Co. Federation of Malaysia Berhad......        65,000       127,541
 Sime Darby Berhad (Malaysia)..........................       580,800       582,291
 Sime UEP Properties Berhad............................        84,000        60,635
 Southern Bank Berhad (Foreign)........................        51,000        26,442
 Southern Bank Berhad (Foreign) Issue 97...............        38,250        18,517
 *Southern Bank Berhad Issue 97........................        25,500        12,344
 Southern Steel Berhad.................................        45,000        39,959
 *Sri Hartamas Corp. Berhad............................        65,000        10,054
 Sungei Way Holdings Berhad............................        63,000        25,265
 Ta Enterprise Berhad..................................       107,000        32,182
 Tan Chong Motor Holdings Berhad.......................       141,000        76,739
 Technology Resources (Industries) Berhad..............       188,000       152,940
 Telekom Malaysia Berhad...............................       611,000     1,365,152
 Tenaga Nasional Berhad................................       722,000     1,344,299
 Time Engineering Berhad...............................       156,000        50,048
 Tractors Malaysia Holdings Berhad.....................        22,000        12,604
 UMW Holdings Berhad...................................        54,800        51,801
 Uniphoenix Corp. Berhad...............................        61,000        78,630
 United Engineering (Malaysia) Berhad..................       165,198       153,319

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 YTL Corp. Berhad......................................       161,500  $    157,288
 YTL Corp. Berhad Issue 97.............................        80,750        74,943
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,859,963)...................................                  14,205,098
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
 *Malaysian Ringetts (Cost $1,828,204).................                   1,828,869
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $36,688,167)...................................                  16,033,967
                                                                       ------------
INDONESIA -- (6.8%)
COMMON STOCKS -- (6.4%)
 Bank Niaga Tbk........................................       151,380        17,638
 PT Asahimas Flat Glass Co., Ltd. Tbk..................        75,000         6,683
 PT Astra International Tbk............................     1,003,000       522,467
 PT Bakrie & Brothers Tbk..............................     1,259,000       155,325
 PT Bank Danamon (Foreign).............................     1,121,000       138,300
 PT Bank International Indonesia (Foreign).............     1,855,993       241,699
 PT Barito Pacific Timber..............................       910,000       386,703
 PT Bimantara Citra....................................       589,000       359,294
 PT Charoen Pokphand Indonesia (Foreign)...............        95,000         9,767
 PT Ciputra Development Tbk............................       262,000        26,936
 PT Citra Marga Nusaphala Persada......................       705,000       154,626
 *PT Citra Marga Nusaphala Persada Tbk.................       255,000        55,929
 PT Dankos Laboratories Tbk............................        21,000         9,500
 PT Duta Pertiwi.......................................       200,000        16,450
 PT Gajah Tunngal Tbk..................................     2,058,000       225,689
 PT GT Kabelmetal Indonesia Tbk........................       106,000        19,616
 PT GT Petrochem Industries Tbk........................        70,000         7,676
 PT Hanjaya Mandala Sampoerna Tbk......................       496,500       660,185
 PT Hero Supermarket Tbk...............................        78,000        33,146
 PT Indah Kiat Pulp & Paper Corp.......................     2,221,601       517,713
 PT Indocement Tunggal Prakarsa........................     1,318,000       569,115
 PT Indofood Sukses Makmur.............................       930,280       612,110
 PT Indorama Synthetics Tbk............................       365,580       187,926
 PT Indosat Tbk........................................       600,500     1,362,340
 *PT Inti Indorayon Utama Tbk..........................       257,000        52,844
 PT Jakarta International Hotel and Development Tbk....       362,500       146,590
 PT Japfa Comfeed Indonesia Tbk........................        29,000         4,174
 PT Jaya Real Property.................................       305,000        37,628
 PT Kalbe Farma Tbk....................................       150,000        55,517
 PT Kawasan Industri Jababeka Tbk......................       407,333       156,344
 PT Lippo Bank (Foreign)...............................       557,000       141,254
 PT Lippo Land Development Tbk.........................       174,000        19,082
 PT Matahari Putra Prima Tbk...........................       314,000        51,652
 PT Mayora Indah Tbk...................................       288,720        55,409
 PT Modern Photo Tbk...................................       154,000       103,441
 PT Mulia Industrindo..................................       850,680       104,950
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821       236,202
 PT Pakuwon Jati Tbk...................................       312,000        49,184
 PT Panasia Indosyntec Tbk.............................       103,600         5,681
 PT Pdni Tbk...........................................     1,379,000       151,227
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500     2,042,939
 PT Polysindo Eka Perkasa Tbk..........................       481,000       184,619
 PT Putra Surya Perkasa................................     1,296,000       319,780
 PT Semen Cibinong (Foreign)...........................       231,000        25,332
                                                               SHARES        VALUE+
                                                         ------------  ------------
 PT Semen Gresik Tbk...................................       385,500  $    272,149
 PT Summarecon Agung...................................        87,838         8,730
 PT Tambang Timah (Persero) Tbk........................       327,000       381,014
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     3,165,628
 PT Tempo Scan Pacific.................................        19,500         7,485
 PT Tigaraksa Satria Tbk...............................        25,200        20,036
 PT Unggul Indah Corp. Tbk.............................       110,000        38,451
 PT United Tractors Tbk................................        15,000         6,991
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $30,011,241)...................................                  14,141,166
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Indonesia Rupiah.....................................                     941,876
                                                                       ------------
TOTAL INVESTMENT IN CURRENCY
  (Cost $943,909)......................................                     941,876
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Matahari Putra Rights 12/03/97
   (Cost $0)...........................................       628,000         7,748
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $30,955,150)...................................                  15,090,790
                                                                       ------------
PHILIPPINES -- (6.8%)
COMMON STOCKS -- (6.8%)
 *Aboitiz Equity Ventures, Inc.........................     2,376,400        69,593
 Ayala Land, Inc. Series B.............................     4,096,650     1,617,253
 Bacnotan Consolidated Industries, Inc.................        54,567        23,500
 *Belle Corp...........................................     4,916,000       237,120
 C & P Homes, Inc......................................     6,328,500       399,733
 *Centennial City, Inc.................................     3,285,000        28,295
 *DMCI Holdings, Inc...................................     2,164,000       114,320
 Far East Bank and Trust Co. (Foreign).................       850,100     1,171,541
 *Fil-Estate Land, Inc.................................     1,252,000        39,541
 *Filinvest Land, Inc..................................     6,021,000       266,217
 Guoco Holdings (Philippines), Inc.....................     1,080,000        28,837
 *International Container Terminal Services, Inc.......       706,500       115,620
 Ionics Circuits, Inc..................................       193,250       112,355
 La Tondena Distillers, Inc............................       453,200       237,465
 *Megaworld Properties & Holdings, Inc.................     1,695,000        43,798
 Metro Pacific Corp....................................     6,173,860       354,514
 Metropolitan Bank & Trust Co..........................       339,871     2,781,028
 *Mondragon International Philippines, Inc.............       408,840        11,738
 Petron Corp...........................................    14,050,000     1,331,180
 Philippine Long Distance Telephone Co.................        95,940     2,313,798
 *Philippine National Bank.............................       159,975       397,296
 *Philippine Savings Bank..............................       125,000        51,141
 *Pilipino Telephone Corp..............................       628,500        69,472
 RFM Corp..............................................       974,000       173,379
 Republic Glass Holding Corp...........................       331,250        13,315
 *Robinson's Land Corp. Series B.......................     1,132,000        46,151
 SM Prime Holdings, Inc................................    15,094,000     2,383,490
 *Security Bank Corp...................................       146,820        75,876
 *Southeast Asia Cement Holdings, Inc..................     3,098,780        50,712

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Union Bank of the Philippines........................       283,200  $    134,160
 Universal Robina Corp.................................     2,097,000       269,425
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,193,689)...................................                  14,961,863
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *RFM Corp. (Cost $31,500).............................       177,090        23,795
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Union Bank of the Philippines Rights 12/22/97 (Cost
   $0).................................................        70,272             0
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $36,225,189)...................................                  14,985,658
                                                                       ------------
THAILAND -- (5.9%)
COMMON STOCKS -- (5.9%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100           459
 *Advance Agro Public Co., Ltd.........................       243,300       217,610
 *Advance Agro Public Co., Ltd. (Foreign)..............       539,330       482,381
 Advance Info Service Public Co, Ltd...................        76,000       381,416
 Advanced Info Service Public Co., Ltd. (Foreign)......       332,100     1,732,693
 Amarin Plaza Public Co., Ltd. (Foreign)...............         7,400           993
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         4,671
 *Bangkok Bank of Commerce Public Co., Ltd.
   (Foreign)...........................................       152,949        20,140
 *Bangkok Expressway Public Co., Ltd...................       346,500       232,434
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     1,101,100       738,625
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200         4,050
 Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................       732,794        65,542
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         1,995
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        20,000           944
 Bank of Asia Public Co., Ltd. (Foreign)...............        12,870         4,397
 Bank of Ayudhya Public Co., Ltd. (Foreign)............       714,250       496,869
 Banpu Public Co., Ltd. (Foreign)......................        33,400       179,239
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100        15,809
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        14,000         3,409
 Ch Karnchang Public Co., Ltd. (Foreign)...............       149,100       118,539
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        14,000        16,000
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097           194
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................         2,400         8,407
 Delta Electronics (Thailand) Public Co., Ltd..........        63,500       627,900
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................        49,300       487,487
 Dusit Thani Public Co., Ltd. (Foreign)................         8,933         7,213
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Ekachart Finance and Securities Co., Ltd. (Foreign)...        10,200  $      2,509
 First Bangkok City Bank Public Co., Ltd. (Foreign)....     1,613,550       721,586
 First City Investment Public Co., Ltd. (Foreign)......        44,200         3,953
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           151
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200         6,519
 General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300         8,742
 Grammy Entertainment Public Co., Ltd. (Foreign).......        71,000       373,962
 Hana Microelectronics Co., Ltd. (Foreign).............        12,000        31,602
 Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500        29,037
 *ITF Finance and Securities Public Co., Ltd...........         8,025           478
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................         8,700         2,486
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         4,826
 International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           318
 Italian-Thai Development Public Co., Ltd. (Foreign)...       355,000       143,323
 Jasmine International Public Co., Ltd. (Foreign)......       417,000       101,530
 *Juldis Develop Public Co., Ltd. (Foreign)............         1,000            24
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         6,128
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300           695
 Krung Thai Bank Public Co., Ltd. (Foreign)............     2,115,670       683,321
 Land and House Public Co., Ltd. (Foreign).............         2,065           628
 MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           567
 Mutual Fund Public Co., Ltd. (Foreign)................           500         1,242
 *NTS Steel Group Public Co., Ltd. (Foreign)...........        35,500           882
 Nakornthon Bank Public Co., Ltd. (Foreign)............        64,134        17,129
 National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       122,400        35,732
 *Natural Park Public Co., Ltd. (Foreign)..............       192,700         2,873
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000        13,416
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,415
 Phatra Thanakit Public Co., Ltd. (Foreign)............       140,400        83,717
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        52,700        15,712
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987         1,152

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Power-P Public Co., Ltd. (Foreign)....................         1,600  $        119
 Premier Enterprises Public Co., Ltd. (Foreign)........         6,000           984
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050           971
 Quality Houses Public Co., Ltd. (Foreign).............        18,000         1,431
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,714
 Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700           736
 Saha-Union Public Co. Ltd. (Foreign)..................        48,700        24,199
 Sammakorn Public Co., Ltd. (Foreign)..................         7,500         1,453
 Sanyo Universal Electric Public Co., Ltd. (Foreign)...         6,500         3,775
 Securities One Public Co., Ltd. (Foreign).............        76,630         7,806
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000         6,658
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........        12,000         5,963
 Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       172,300       629,269
 Siam Cement Public Co., Ltd. (Foreign)................        27,000       211,975
 Siam City Bank Public Co., Ltd. (Foreign).............       370,000        70,782
 Siam City Cement Public Co., Ltd. (Foreign)...........       212,888       338,505
 Siam Commercial Bank Public Co., Ltd. (Foreign).......       251,000       411,577
 Siam Makro Public Co., Ltd. (Foreign).................       343,200       390,096
 Siam Pulp & Paper Co., Ltd. (Foreign).................        46,200        32,426
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900         1,135
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400         1,020
 Srithai Superware Public Co., Ltd. (Foreign)..........        16,400         3,260
 Swedish Motors Corp. Public Co., Ltd. (Foreign).......         7,000         2,217
 TPI Polene Public Co., Ltd. (Foreign).................       258,476        25,687
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000         4,686
 *Telecomasia Corp. Public Co., Ltd....................       812,300       257,312
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     3,156,600       999,915
 Thai Carbon Black Public Co., Ltd. (Foreign)..........         5,000        12,422
 Thai Danu Bank Public Co., Ltd. (Foreign).............       100,900        36,976
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         3,585
 Thai Glass Industries Public Co., Ltd. (Foreign)......        15,400        22,000
 Thai Military Bank Public Co., Ltd. (Foreign).........       733,500       218,683
 Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       419,643
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,300        60,784
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000  $     57,019
 Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100         1,426
 Tipco Asphalt Public Co., Ltd. (Foreign)..............       160,000       319,999
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        91,828        32,510
 United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       335,200       166,559
 Wattachak Public Co., Ltd. (Foreign)..................        24,300         2,777
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,699,103)...................................                  12,935,125
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht (Cost $7,455)..........................                       5,797
                                                                       ------------
TOTAL -- THAILAND
  (Cost $42,706,558)...................................                  12,940,922
                                                                       ------------
SOUTH KOREA -- (4.9%)
COMMON STOCKS -- (4.9%)
 A-Nam Industrial Co., Ltd.............................         9,640        75,834
 *Asia Motors Co., Inc.................................        16,640        31,445
 Bank of Pusan.........................................        12,200        32,547
 Cheil Jedang Corp.....................................         5,154       105,768
 Cho Hung Bank Co., Ltd................................       111,650       292,133
 Chong Kun Dang........................................         1,317        28,716
 Chosun Brewery Co., Ltd...............................         2,870        20,663
 Commercial Bank of Korea Co., Ltd.....................        96,890       207,947
 Daegu Bank Co., Ltd...................................        30,323        83,748
 Daelim Industrial Co., Ltd............................        16,100        51,900
 Daesung Industrial Co., Ltd...........................         1,570        34,233
 Daewoo Corp...........................................        69,060       235,613
 Daewoo Electronics Co., Ltd...........................        48,330       175,219
 Daewoo Heavy Industries, Ltd..........................       214,400       978,962
 *Daewoo Motor Sales Corp..............................         9,480        34,370
 *Daewoo Securities Co., Ltd...........................        28,120       187,547
 Daewoo Telecom Co., Ltd...............................        16,090        80,760
 Dong-Ah Construction Industrial Co., Ltd..............        22,290       128,651
 Dongkuk Steel Mill Co., Ltd...........................        13,800       122,719
 *Dongsuh Securities Co., Ltd..........................        17,800        62,250
 Dongwon Securities Co., Ltd...........................        14,060        66,844
 Han Il Cement Manufacturing Co., Ltd..................         2,560        49,252
 Han Kook Tire Manufacturing Co., Ltd..................         2,206        36,971
 Hanil Bank............................................        94,610       230,559
 *Hanjin Heavy Industry Co., Ltd.......................        21,910       102,103
 *Hanjin Shipping Co., Ltd.............................         6,160        32,604
 Hankook Caprolactam Corp..............................           590        33,296
 Hansol Paper Co., Ltd.................................         8,850        74,917
 *Hanwha Chemical Corp.................................        31,691        84,816
 Hyosung T & C Co., Ltd................................         4,000        37,965
 *Hyundai Engineering & Construction Co., Ltd..........        32,700       274,015
 *Hyundai Fire & Marine Insurance Co., Ltd.............         5,360        94,871
 Hyundai Motor Co., Ltd................................         9,220       171,865
 Hyundai Motor Service Co., Ltd........................         7,470        63,235
 Hyundai Precision Industry Co., Ltd...................        19,210       101,347
 *Hyundai Securities Co., Ltd..........................        15,516        94,197

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Inchon Iron & Steel CO Ltd............................        11,641  $     94,561
 Keumkang Co., Ltd.....................................         3,060        56,255
 *Kia Motors Corp......................................        43,960       191,702
 Kolon Industries, Inc.................................         7,670        74,109
 Kookmin Bank..........................................         5,000        26,849
 Koram Bank, Ltd.......................................        25,370       136,015
 Korea Chemical Co., Ltd...............................         1,020        32,270
 Korea Electric Power Corp.............................        50,260       567,278
 Korea Exchange Bank...................................        98,990       290,325
 Korea Express Co., Ltd................................         7,340        58,996
 Korea First Bank Inc., Ltd............................        96,760       167,127
 Korea Long Term Credit Bank...........................         8,167        43,785
 Korea Zinc Co., Ltd...................................         8,770       101,236
 *Korean Air...........................................         3,000        13,236
 Kyong Nam Bank........................................        15,280        41,809
 LG Cable & Machinery, Ltd.............................        14,000        97,204
 LG Chemical, Ltd......................................        45,360       383,979
 LG Construction, Ltd..................................        14,120        63,628
 LG Electronics, Inc...................................        48,920       547,971
 LG Industrial Systems, Ltd............................        12,210       112,756
 *LG Information & Communications, Ltd.................           600        26,678
 LG Insurance Co., Ltd.................................         2,210        48,754
 *LG Securities Co., Ltd...............................        23,700       135,168
 Oriental Chemical Industries Co., Ltd.................         5,720        50,866
 Pacific Chemical Co., Ltd.............................         4,330        63,682
 Pohang Iron & Steel Co., Ltd..........................         2,580       100,156
 SK Telecom Co., Ltd...................................           130        36,682
 Sam Yang Corp.........................................         3,580        23,571
 Samchully Co., Ltd....................................         1,233        31,945
 *Samsung Aerospace Industrial Co., Ltd................        19,490        82,993
 Samsung Corp..........................................        36,890       182,952
 Samsung Display Devices, Ltd..........................         6,230       186,980
 Samsung Electro-Mechanics Co., Ltd....................        15,827       213,823
 Samsung Electronics Co., Ltd..........................         2,815       100,854
 Samsung Fine Chemicals................................         2,290        44,449
 Samsung Fire & Marine Insurance.......................           350        76,315
 *Samsung Heavy Industries Co., Ltd....................        42,100       265,667
 Seondo Electric Co., Ltd..............................           880        97,067
 *Seoul Bank...........................................        96,760       159,681
 Shinhan Bank Co., Ltd.................................           490         2,526
 Shinsegae Department Store............................         6,720        76,997
 Ssangyong Cement Industry Co., Ltd....................        17,110        59,545
 *Ssangyong Investment Securities Co., Ltd.............        16,700        38,412
 *Ssangyong Motor Co...................................        29,100       107,741
 Ssangyong Oil Refining Co., Ltd.......................        32,080       189,271
 Sungmi Telecom Electronics Co., Ltd...................         1,052        52,173
 Sunkyong, Ltd.........................................        12,310        60,524
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tae Kwang Industrial Co., Ltd.........................           660  $    163,660
 Tae Young Corp........................................         3,280        63,384
 Tai Han Electric Wire Co..............................         5,990        33,958
 Trigem Computer, Inc..................................         3,210        18,527
 Young Poong Mining & Construction Corp................         3,296        53,266
 Yukong, Ltd...........................................        45,080       431,720
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,570,069)...................................                  10,900,960
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won (Cost $32)................................                          27
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *LG Construction, Ltd. Rights 12/05/97................         3,950             0
 *Sam Yang Corp. Rights 12/03/97.......................           286             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $23,570,101)...................................                  10,900,987
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.6%)
 Repurchase Agreement, Chase Manhatten Bank N.A. 5.35%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   5.875%, 02/15/00, valued at $8,195,963) to be
   repurchased at $8,038,582.
   (Cost $8,035,000)...................................  $      8,035     8,035,000
                                                                       ------------
TOTAL INVESTMENTS -- (102.9%)
  (Cost $285,216,465)++................................                 227,456,268
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-2.9%)
 Other Assets..........................................                     747,152
 Payable for Investment Securities Purchased...........                  (6,987,055)
 Payable for Fund Shares Redeemed......................                    (125,703)
 Other Liabilities.....................................                    (150,145)
                                                                       ------------
                                                                         (6,515,751)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $220,940,517
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
TURKEY -- (23.2%)
COMMON STOCKS -- (23.2%)
 Akal Tekstil A.S......................................       617,750  $     24,318
 Aksigorta A.S.........................................     3,067,500       164,662
 Aksu Iplik Dokuma ve Boya Apre Fab A.S................       634,500        16,057
 Aktas Elektrik Ticaret A.S............................       524,000       421,922
 Alarko Holding........................................       498,000       101,838
 Alarko Sanayii ve Ticaret A.S.........................       623,333        53,377
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................       366,000        38,826
 *Anadolu Anonim Turk Sigorta Sirketi..................     1,254,000        43,594
 Bagfas................................................       110,000        66,077
 Bekoteknik Sanayi A.S.................................     1,526,000        89,716
 Bolu Cimento Sanayi A.S...............................     1,394,750        26,026
 Borusan...............................................       385,000        20,667
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     2,255,000        41,502
 Bursa Cimento Fabrikasi A.S...........................       275,000        42,880
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................       600,000       105,825
 Cimentas A.S..........................................       458,000        55,609
 *Deva Holding A.S.....................................     2,717,333        25,353
 Dogan Sirketler Grubu Holdings A.S....................     7,990,500       302,291
 Doktas................................................       220,000        64,109
 *Eczacibasi Ilac......................................     1,547,000        71,970
 *Eczacibasi Yapi Gere.................................       750,000        24,156
 Ege Seramik Co., Inc..................................       726,000        16,888
 Egeplast..............................................       386,000        14,603
 Enka Holding..........................................       321,000       254,365
 Es Kisehir Bankasi Esbank.............................     5,928,750        42,434
 Finansbank............................................     8,619,000       136,596
 Good Year Lastikleri A.S..............................       266,000       112,870
 Gubre Fabrikalari Ticaret A.S.........................       216,000        12,147
 Gunes Sigorta A.S.....................................     1,095,000        40,865
 Guney Biracilik.......................................       634,400        43,784
 Hektas Ticaret A.S....................................       926,500        15,157
 Hurriyet Gazette......................................       632,000       108,239
 *Izmir Demir Celik....................................     3,977,000        42,697
 *Karsu Tekstil........................................       568,000        19,165
 Kartonsan.............................................       998,750        56,165
 Kav Orman Sanayii A.S.................................     1,092,000        25,680
 Kent Gida Maddeleri Sanayii ve Ticaret A.S............       544,000        77,871
 Kepez Elektrik Ticaret A.S............................        61,000       124,741
 *Kerevitas Gida Sanayi ve Ticaret A.S.................       422,000        48,002
 Konya Cimento.........................................     1,110,000        20,996
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     1,030,000        76,353
 Marshall Boya ve Vernik Sanayii A.S...................       317,000        46,998
 *Medya Holdings A.S. Series C.........................     2,935,000        61,519
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........     1,058,000        20,013
 Milliyet Gazetecilik A.S..............................     3,564,000        98,390
 *Mutlu Aku............................................       509,000        17,695
 Net Holding A.S.......................................     2,410,800        65,322
 *Net Turizm...........................................       748,000        74,569
 Peg Profilo A.S.......................................     1,647,200        86,316
 Pinar Su Sanayi ve Ticaret A.S........................       771,000        46,314

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Raks Elektroniks A.S..................................       130,000  $     32,233
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       745,000        70,461
 *T. Tuborg Bira ve Malt Sanayi A.S....................     1,670,000        33,724
 Tat Konserve..........................................     1,117,500        57,130
 Tekstil Bankasi A.S...................................     1,800,000        25,306
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,354,000       173,053
 Turcas Petrolculuk A.S................................     2,386,647        56,126
 Turk Demir Dokum......................................     1,259,999        90,182
 Turk Dis Ticaret Bankasi A.S..........................     2,693,285        38,553
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       622,500        51,715
 USAS (Ucak Servisi A.S.)..............................        30,000        69,783
 Vakif Finansal Kiralama A.S...........................     1,477,499        18,695
 Vestel Elektronik Sanayi Ticaret A.S..................     1,654,475       126,874
 Yasarbank A.S.........................................     5,266,000        30,287
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000        20,253
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,184,245)....................................                   4,501,904
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Turkish Lira
   (Cost $6,287).......................................                       5,560
                                                                       ------------
TOTAL -- TURKEY
  (Cost $3,190,532)....................................                   4,507,464
                                                                       ------------
ISRAEL -- (17.9%)
COMMON STOCKS -- (17.9%)
 Agis Industries (1983), Ltd...........................        27,000       213,623
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        10,710       116,514
 Baran.................................................         9,500        72,748
 Dead Sea Periclase....................................        13,028        48,962
 Delek Automotive Systems, Ltd.........................        75,000       109,355
 *Discount Mortgage Bank, Ltd..........................         1,320       102,946
 Elco Industries (1975)................................         6,000        84,161
 Electra Consumer......................................        20,300        98,662
 Electra Israel, Ltd...................................         3,000       121,392
 Electric Wire & Cable Co. of Israel, Ltd..............        12,800        45,320
 Feuchtwanger Industies................................           224        34,876
 *Formula Systems......................................         6,570       212,939
 *Israel General Bank, Ltd.............................         3,222        95,596
 *Israel Land Development Co., Ltd.....................        26,000       139,737
 Israel Petrochemical Enterprises, Ltd.................        32,500       211,221
 Israel Salt Industries................................        38,139       177,065
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............        61,782        21,909
 Maman Cargo Terminals & Handling, Ltd.................        33,600        66,461
 *Matav Cable Israel...................................        14,000       109,976
 Mehadrin, Ltd.........................................         3,887       104,893
 *Middle East Tube Co..................................        19,000        25,556
 Miloumor..............................................        12,658        63,202
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,440       236,410
 Mul-t-lock, Ltd.......................................        20,500        49,296
 *Naphta Israel Petroleum Corp.........................        10,563        15,073

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Nice Systems, Ltd....................................         5,785  $    258,768
 *Ormat Industries.....................................        54,000        86,670
 *Ormat Industries Issue 97............................         3,351         5,378
 *Rapac Electronics, Ltd...............................         6,000        44,997
 Tambour...............................................        64,000       124,602
 Tefahot Israel Mortgage Bank, Ltd.....................           330       214,471
 *Tempo Beer Industries, Ltd...........................         9,027        39,843
 Ytong Industries, Ltd.................................        52,500       126,690
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $2,893,080)....................................                   3,479,312
                                                                       ------------
MEXICO -- (16.0%)
COMMON STOCKS -- (16.0%)
 *Abaco Grupo Financiero S.A. de C.V.
   Series B............................................       108,000         9,208
 *Bufete Industrial S.A. (Representing 3 shares Series
   L and 1 share
   Series B)...........................................        24,000        79,069
 *Corporacion Geo S.A. de C.V.
   Series B............................................        37,000       225,320
 *Embotelladores del Valle Anahuac S.A. de C.V. Series
   B...................................................        39,000        38,475
 Farmacias Benavides S.A. de C.V. Series B.............        54,000       124,961
 Grupo Casa Autrey S.A. de C.V.........................       104,000       224,200
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000       171,799
 Grupo Continental SA..................................        65,000       212,167
 *Grupo Fernandez Editores S.A. de C.V. Series B.......       103,000        24,462
 *Grupo Financiero Banorte S.A. de C.V. Series B.......       187,000       257,365
 *Grupo Financiero BBV-Probursa S.A. de C.V. Series
   B...................................................       681,621       167,696
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       124,000        83,064
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Series B............................................        34,513        34,048
 *Grupo Financiero Serfin S.A. de C.V. Series B........       236,000        52,888
 Grupo Herdez S.A. de C.V. Series B....................       107,000        78,974
 *Grupo Posadas S.A. de C.V. Series L..................       199,000       128,457
 *Grupo Tribasa S.A. de C.V............................        64,000       190,195
 *Industrias S.A. de C.V. Series B.....................        33,000       173,229
 *Jugos del Valle S.A. de C.V. Series B................        20,000        26,308
 Nacional de Drogas S.A. de C.V. Series L..............       210,000       201,035
 Sanluis Corporacion S.A. de C.V.(representing 1 share
   Series B, 1 share Series C & 1 share
   Series D)...........................................        27,000       203,885
 Sistema Argos S.A. de C.V. Series B...................        98,000       148,005
 Tablex S.A. de C.V. Series 2..........................        33,000        76,365
 *Transportacion Maritima Mexicana S.A. de C.V. Series
   L...................................................        24,000       187,077
                                                                       ------------
TOTAL -- MEXICO
  (Cost $2,839,925)....................................                   3,118,252
                                                                       ------------
BRAZIL -- (15.1%)
PREFERRED STOCKS -- (13.9%)
 *Acos Villares SA.....................................       120,000        22,446
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Alpargatas-Santista Textil SA........................       300,000  $     43,269
 BS Continental SA Utilidades Domesticas...............     1,500,000        11,493
 Banco America do Sul SA...............................       610,000        41,241
 Banco Bandeirantes SA.................................       700,000        30,913
 Banco Mercantil do Brasil SA..........................       130,000        18,516
 Banco Noroeste SA.....................................        70,000        53,636
 Banco Real SA.........................................        66,000        47,596
 *CELG Series B........................................       357,316        19,326
 COFAP (Cia Fabricadora De Pecas)......................         6,000        22,716
 Cambuci SA............................................        84,000        11,743
 *Cent Elet Cachoeira Doura............................       722,683       107,491
 Confab Industrial SA..................................        27,000        46,244
 Consorcio Real Brasileiro de Administracao SA Series
   F...................................................        19,000        32,628
 Coteminas Cia Tecidos Norte de Minas..................       263,426        79,550
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000        50,977
 *ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000        59,297
 Electrolux do Brasil SA...............................    40,600,000        74,295
 *Embraer Empresa Brasileira de Aeronautica Series A...     7,200,000        74,640
 Forca Luz Cataguazes Leopoldina Series A..............    23,400,000        40,078
 *Francisco Stedile SA Series A........................    20,200,000        23,490
 Frigobras Cia Brasileira de Frigorificos..............        75,000        43,945
 Gerdau SA.............................................    15,623,172       216,744
 Gradiente Eletronica SA...............................       260,000        14,063
 Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000        43,932
 Industria de Bebidas Antarctica Polar SA..............        23,000        37,320
 Industrias Villares SA................................        58,000        43,396
 Inepar SA Industria e Construcoes.....................    28,900,000        34,128
 Iven SA...............................................       148,000        86,719
 Lojas Renner SA.......................................       900,000        26,732
 Manah SA..............................................       900,000        20,688
 Marcopolo SA..........................................       200,000        25,241
 Marisol SA Industria do Vestuario.....................        36,000        26,935
 *Metalurgica Barbara..................................    25,300,000        43,789
 Metalurgica Gerdau SA.................................     2,862,847        85,679
 Mineracao da Trinidade Samitri........................     2,508,000        65,564
 Oxiteno SA Industria e Comercio.......................        12,159        31,788
 *Paranapanema SA......................................     6,200,000        39,682
 Perdigao SA NPV.......................................    55,000,000        89,243
 Pirelli Cabos SA......................................        29,000       128,095
 Pirelli Pneus SA......................................        33,000        77,641
 *Randon Participacoes SA..............................    51,000,000        18,390
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000        26,448
 Renner Herrmann SA....................................        28,000        35,084
 *Serrana SA...........................................        55,000        32,227
 *Sharp SA Equipamentos Eletronicos....................    30,200,000        22,323
 Siderurgica Belgo-Mineira.............................     1,100,000        63,452
 *Siderurgica Paulista Casipa Series B.................       107,000        25,078
 *Sociedade de Participacoes...........................        55,000        94,201
 Tam Transportes Aereos Regionais SA...................     1,150,000        51,833
 *Varig SA Viacao Aerea Riograndense...................        16,000        40,385

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Weg SA................................................       165,000  $    118,991
 Wembley Roupas SA.....................................    10,300,000        76,136
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $2,752,360)....................................                   2,697,457
                                                                       ------------
COMMON STOCKS -- (1.2%)
 Acos Especiais Itabira-Acesita Aces...................    42,900,000        38,672
 Avipal SA Avicultura e Agropecua......................    15,900,000        45,866
 Makro Atacadista SA...................................        47,000        38,131
 *Mannesmann SA........................................       215,000        28,489
 Metalurgica Gerdau....................................       161,519         4,081
 Monteiro Aranha SA....................................     2,868,168        54,295
 *Rhodia Ster SA.......................................       124,000        16,767
 Sao Paulo Alpargatas SA...............................       510,000        20,343
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $317,341)......................................                     246,644
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *BS Continental SA Utilidades Domesticas Rights
   12/05/97............................................       342,988             0
 *Industrias Villares Rights 12/05/97..................        12,455             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $3,069,701)....................................                   2,944,101
                                                                       ------------
ARGENTINA -- (7.5%)
COMMON STOCKS -- (7.5%)
 *Acindar Industria Argentina de Aceros SA Series A....        50,000       107,295
 *Alpargatas SA Industrial y Comercial.................       140,000        65,547
 Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        36,000        49,701
 Bagley y Cia, Ltd. SA Series B........................        62,000       117,849
 *Celulosa Argentina SA Series B.......................        25,500         6,837
 Central Puerto SA Series B............................        43,000       116,364
 Cinba SA Cia de Bebidao y Alimentos SA................        15,000        25,511
 Corcemar SA Series B..................................        19,000        82,685
 *Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        61,250       118,875
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................         7,000        23,810
 *Ferrum SA de Ceramica y Metalurgica Series B.........        15,000        31,363
 Fiplasto SA Comercial y Industrial Series B...........         6,000        14,406
 Garovaglio y Zorraquin SA.............................        14,160        43,064
 Importadora y Exportadora de la Patagonia Series B....        11,500       167,971
 Introductora de Buenos Aires SA Series A..............        14,736        20,212
 Massalin Particulares SA Series B.....................        41,000       207,137
 *Morixe Hermanos SA...................................         9,000        13,506
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        22,000        99,042
 *Pirelli Cables SA....................................        23,786        39,263
 *Polledo SA Industrial y Constructora y Financiera....        26,000        24,190
 Quimica Estrella SA Series B..........................        24,000        28,812
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sol Petroleo SA......................................        10,000  $     19,708
 Supervielle Soc.......................................        17,411        25,257
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,519,087)....................................                   1,448,405
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible Series
   B (Cost $3,261).....................................         3,260         3,539
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $1,522,348)....................................                   1,451,944
                                                                       ------------
INDONESIA -- (6.1%)
COMMON STOCKS -- (6.1%)
 Bank Niaga Tbk........................................        55,926         6,516
 Bk Mashill Utama Tbk..................................        88,400         9,694
 *Dharmala Agrifood Tbk................................        92,500         4,438
 Duta Anggada Realty Tbk...............................       132,000         9,952
 Modern Bank Tbk.......................................        72,333         6,445
 PT Aneka Kimia Raya (Foreign).........................        49,000        10,747
 PT Anwar Siered.......................................        58,000         3,975
 PT Apac Centertex Corp. Tbk...........................       122,000         6,689
 PT Argha Prima Industry (Foreign).....................        90,666        31,693
 PT Asahimas Flat Glass Co., Ltd. Tbk..................        65,000         5,792
 PT Bakrie Sumatra Plantations (Foreign)...............        49,000        35,600
 PT Bank Bira Tbk......................................       162,800        18,969
 PT Bank International Indonesia (Foreign).............        78,329        10,200
 PT Bank PDFCI (Foreign)...............................        44,000        24,729
 PT Bank Tiara Asia (Foreign)..........................        43,000         4,716
 PT Bayu Buana Travel Service (Foreign)................        77,715         5,327
 PT Berlian Laju Tanker Tbk............................        36,400        16,716
 PT Branta Mulia Tbk...................................        66,000        21,261
 PT Bukaka Teknik Utama (Foreign)......................        36,000         4,195
 PT Ciputra Development Tbk............................        75,000         7,711
 *PT Citra Marga Nusaphala Persada Tbk.................       150,000        32,899
 PT Darya-Varia Laboratoria (Foreign)..................        33,000         5,202
 PT Davomas Abadi (State)..............................        40,000        11,241
 PT Dharmal Sakti S Tbk................................       258,666        56,733
 PT Dharmala Intiland Tbk..............................        73,000        34,023
 PT Duta Pertiwi.......................................       132,000        10,857
 PT Ever Shine Textile.................................        75,000         8,225
 *PT Fajar Surya Wisesa................................        53,000         6,539
 PT Ficorinvest Bank (Foreign).........................        56,000        17,272
 PT Gajah Surya Multi Finance (Foreign)................       182,000        82,330
 PT Gajah Tunngal Tbk..................................       236,000        25,881
 PT Great River International..........................        93,000        10,836
 PT GT Petrochem Industries Tbk........................       246,000        26,977
 PT Hero Supermarket Tbk...............................        33,000        14,023
 PT Indal Aluminum Industry............................        47,000         4,832
 *PT Inti Indorayon Utama Tbk..........................        63,000        12,954
 PT Jakarta International Hotel and Development Tbk....        57,000        23,050
 PT Kalbe Farma Tbk....................................        64,000        23,687
 PT Karwell Indonesia..................................       138,000        29,321
 PT Kawasan Industri Jababeka Tbk......................        47,000        18,040
 PT Keramika Indonesia Assosiasi Tbk...................       100,000        10,281
 PT Lippo Life Insurance Tbk...........................       448,500        36,888
 PT Lippo Securities...................................       659,600        54,251

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 PT Matahari Putra Prima Tbk...........................        66,000  $     10,857
 PT Mayora Indah Tbk...................................       114,000        21,878
 PT Medco Energi Corp..................................        24,000        24,674
 PT Miwon Indonesia (Foreign)..........................        20,000        15,353
 PT Modern Photo Tbk...................................        40,000        26,868
 *PT Multipolar Corp. Tbk..............................       455,000        24,949
 PT Ometraco Corp. Tbk.................................        38,000        21,878
 PT Pabrik Kertas Tjiwi Kimia Tbk......................        90,000        27,759
 PT Pakuwon Jati Tbk...................................        63,000         9,931
 PT Panasia Indosyntec Tbk.............................        79,000         4,332
 PT Perdana Cipta Multi Finance (Foreign)..............        69,333         2,851
 PT Plaza Indonesia Realty.............................        20,000        10,144
 PT Pudjiadi Prestige (Foreign)........................        45,500         2,807
 PT Putra Sejahtera Pioneerindo........................        29,000        10,336
 PT Sekar Bumi Tbk.....................................        60,000         3,290
 PT Sinar Mas Agro Resources and Technology Corp.
   (Smart Corp.) (Foreign).............................        74,400        13,258
 PT Sorini Corp........................................        43,000         6,779
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500         4,421
 PT Suryamas Dutamakmur................................       125,000        17,135
 PT Tamara Bank (Foreign)..............................        27,600        12,107
 PT Tempo Scan Pacific.................................        22,000         8,444
 *PT Texmaco Jaya Tbk..................................        93,000        58,005
 PT Ultra Jaya Milk Industry & Trading Co..............        52,000        15,326
 PT Unggul Indah Corp. Tbk.............................        38,000        15,627
 PT United Tractors Tbk................................        20,000         9,321
 PT Wickaksana Overseas (Foreign)......................        28,560         2,936
 Prasidha Aneka........................................        84,000         7,485
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,293,440)....................................                   1,190,458
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Indonesia Rupiah (Cost $1,122).......................                         891
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Matahari Putra Rights (Cost $0)......................        66,000           814
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $3,294,562)....................................                   1,192,163
                                                                       ------------
PHILIPPINES -- (5.8%)
COMMON STOCKS -- (5.7%)
 *Alaska Milk Corp.....................................       413,000        16,601
 *Alsons Consolidated Resources, Inc...................     1,253,000        41,011
 *Anglo Philippine Holdings Corp.......................       546,000         4,703
 Bacnotan Cement Corp..................................        86,700         5,003
 Bacnotan Consolidated Industries, Inc.................        23,000         9,905
 *Bankard, Inc.........................................       145,000         6,828
 *Cebu Holdings, Inc...................................     1,075,000        33,951
 Cosmos Bottling Corp..................................       878,000        83,187
 *East Asia Power Resources Corp.......................       431,000        13,859
 *EEI Corporation PHP..................................       282,000         6,923
 *Global Equities, Inc.................................       717,000        16,263
 *Gotesco Land -B......................................       170,000        28,309
 *House of Investments, Inc............................       258,000         8,000
 *International Container Terminal Services, Inc.......       310,725        50,851
 Ionics Circuits, Inc..................................       103,125        59,956
 *Kepphil Shipyard, Inc................................       522,000        11,840
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Kuok Philippine Properties, Inc......................     2,150,500  $     40,133
 *Lepanto Consolidated Mining Co. Series B.............     1,540,000        20,339
 *MUI Resources (Philippines), Inc.....................     1,121,000        45,703
 *Mabuhay Holdings Corp................................       516,000         9,926
 *Macroasia Corp.......................................       129,000         8,611
 *Manila Jockey Club, Inc..............................        18,800        11,605
 *Mondragon International Philippines, Inc.............       218,040         6,260
 *Negros Navigation Co., Inc...........................       311,000         7,947
 *PDCP Development Bank................................        27,600         8,320
 *Palawan Oil and Gas Exploration, Inc.................    51,600,000        10,370
 *Philippine Bank of Communications....................        11,045        57,397
 *Philippine National Construction Corp................        75,000        11,197
 *Philippine Realty & Holdings Corp....................     2,549,000        24,151
 *Philippine Savings Bank..............................        38,875        15,905
 *Picop Resources, Inc.................................       225,000         3,682
 *Pryce Properties Corp................................       581,900        20,048
 RFM Corp..............................................       335,000        59,633
 Republic Glass Holding Corp...........................       176,250         7,084
 *Robinson's Land Corp. Series B.......................       432,000        17,612
 *SM Development Corp..................................     1,755,000        32,248
 *Security Bank Corp...................................        46,800        24,186
 Selecta Dairy Products, Inc...........................       308,000        12,734
 Sime Darby Pilipinas, Inc. SD Tire....................        19,900        18,283
 Solidbank Corp........................................         3,040        13,965
 *Soriano (A.) Corp....................................     1,691,211        82,546
 *Southeast Asia Cement Holdings, Inc..................     1,154,000        18,885
 *Steniel Manufacturing Corp...........................       250,000         2,189
 *Union Bank of the Philippines........................        88,300        41,830
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        30,491
 Urban Bank, Inc.......................................         5,658        20,793
 *Utd Paragon..........................................       645,000         4,444
 *Victorias Milling Co., Inc...........................        48,000         1,185
 *Vitarich Corp........................................       176,000         2,830
 *William, Gothong & Aboitiz, Inc......................       763,000        19,716
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,253,512)....................................                   1,109,438
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 *RFM Corp. (Cost $10,835).............................        60,909         8,184
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Philippine Bank of Communications Rights 12/19/97....         3,681         5,918
 *Union Bank of the Philippines Rights 12/22/97........        21,910             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       5,918
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $3,264,347)....................................                   1,123,540
                                                                       ------------
THAILAND -- (4.4%)
COMMON STOCKS -- (4.4%)
 Alphatec Electronics Public Co., Ltd. (Foreign).......        12,900         7,371
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       140,000        14,957
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         4,000        18,683

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Bangkok Agro Industrial Products Public Co., Ltd.
   (Foreign)...........................................         2,700  $      4,427
 Big C Supercenter Public Co., Ltd. (Foreign)..........        87,000        13,185
 *Castle Peak Holdings Public Co., Ltd. (Foreign)......         6,800           625
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800        32,221
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................        19,800       195,786
 *Dynamic Eastern Finance Thailand (1991) Co., Ltd.
   (Foreign)...........................................        46,200         3,329
 First City Investment Public Co., Ltd. (Foreign)......        45,000         4,025
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800         3,931
 Hana Microelectronics Co., Ltd. (Foreign).............        12,000        31,602
 Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        19,000        19,472
 KCE Electronics Public Co., Ltd. (Foreign)............         6,000        17,143
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200         6,037
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,000         5,739
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,800           710
 LPN Development Public Co., Ltd. (Foreign)............        15,100         4,127
 *Laem Thong Bank Public Co., Ltd. (Foreign)...........        68,575        17,037
 Lanna Lignite Public Co., Ltd. (Foreign)..............        11,500        29,143
 Loxley Public Co., Ltd. (Foreign).....................        12,500         4,736
 Media of Medias Public Co., Ltd. (Foreign)............         9,100           904
 *Modern Home Development Public Co., Ltd. (Foreign)...        23,700         7,655
 Nakornthon Bank Public Co., Ltd. (Foreign)............        35,900         9,588
 Nation Multimedia Group Public Co., Ltd. (Foreign)....        13,000         9,851
 National Petrochemical Public Co., Ltd. (Foreign).....       108,500        58,630
 Nithipat Finance Public Co., Ltd. (Foreign)...........        35,600        17,468
 PAE (Thailand) Public Co., Ltd. (Foreign).............         6,600         1,886
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        35,700        10,643
 Pizza Public Co., Ltd. (Foreign)......................         9,000        18,112
 Prasit Development Public Co., Ltd. (Foreign).........        29,700         3,468
 Regional Container Lines Public Co., Ltd. (Foreign)...         9,000        10,286
 SCF Finance and Securities Co., Ltd. (Foreign)........        17,000         5,280
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        16,000        25,242
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       168,300         6,690
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Siam City Credit Finance and Securities Public Co.,
   Ltd. (Foreign)......................................        18,200  $      7,913
 Siam Pulp & Paper Co., Ltd. (Foreign).................        31,500        22,109
 Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................        17,500         4,565
 Siam Tyre Public Co., Ltd. (Foreign)..................         2,500        24,720
 Srithai Superware Public Co., Ltd. (Foreign)..........         6,000         1,193
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200         4,190
 *Supalai Public Co., Ltd. (Foreign)...................        17,300           903
 TCJ Motor Public Co., Ltd. (Foreign)..................         7,300        16,142
 Thai Danu Bank Public Co., Ltd. (Foreign).............        41,200        15,098
 Thai Modern Plastic Industry Public Co., Ltd.
   (Foreign)...........................................        15,700         7,216
 Thai Pineapple Public Co., Ltd. (Foreign).............        12,200         3,562
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        12,200        25,309
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        19,300        27,811
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        13,200        19,021
 Thai-Germany Products Public Co., Ltd. (Foreign)......        37,050         9,021
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        34,900        12,356
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100         6,863
 *Vinythai Public Co., Ltd. (Foreign)..................       198,700        11,848
 Wall Street Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        13,400         4,744
 Wattachak Public Co., Ltd. (Foreign)..................        49,500         5,534
                                                                       ------------
TOTAL -- THAILAND
  (Cost $2,561,553)....................................                     850,107
                                                                       ------------
MALAYSIA -- (4.2%)
COMMON STOCKS -- (4.2%)
 Amalgamated Industrial Steel Berhad...................        10,000         4,956
 Anson Perdana Berhad..................................        10,000         7,419
 Antah Holding Berhad..................................        23,000         7,577
 *Aokam Perdana Berhad.................................        22,000         4,222
 Arab Malaysian Development Berhad.....................        58,000        10,799
 Asas Dunia Berhad.....................................        16,000         3,735
 Asia Pacific Land Berhad..............................        70,000        10,126
 Austral Enterprises Berhad............................        14,000        15,640
 Ayer Hitam Planting Syndicate Berhad..................         2,000         7,333
 Berjaya Industrial Berhad.............................        55,000        11,816
 Berjaya Singer Berhad.................................        28,000        30,959
 Bimb Holdings BHD.....................................        19,600         6,569
 Bolton Properties Berhad..............................        18,000         4,898
 CCM Bioscience........................................           833           716
 Cement Industries of Malaysia Berhad..................        13,000        11,395
 Chemical Co. of Malaysia Berhad.......................        16,000        18,149
 Country Heights Holdings Berhad.......................        20,800        21,568
 DMIB Berhad...........................................        30,000         9,281
 DNP Holdings Berhad...................................        34,000         7,304
 *Damansara Realty Berhad..............................        65,000        14,616
 Datuk Keramik Holdings Berhad.........................        24,000        10,656
 Diperdana Corp. Berhad................................         3,000         2,578
 FACB Berhad...........................................        66,000         9,547

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 FCW Holdings Berhad...................................        16,000  $      3,483
 *Faber Group Berhad...................................        32,000         7,150
 Federal Flour Mills Berhad............................        20,000        21,999
 Golden Plus Holdings Berhad...........................        16,000         7,012
 Gopeng Berhad.........................................        17,000         4,870
 *Granite Industries Berhad............................        22,000         8,066
 Guthrie Ropel Berhad..................................        11,000         7,216
 HLG Capital Berhad....................................        12,000         9,350
 IGB Corp. Berhad......................................        42,000        14,557
 *Insas Berhad.........................................        56,000        12,913
 Island & Peninsular Berhad............................        22,000        16,700
 Johan Holdings Berhad.................................        30,000         7,562
 Keck Seng (Malaysia) Berhad...........................        23,000        11,200
 Kelang Container Terminal Berhad......................        12,000         7,219
 *Kemayan Corp. Berhad.................................        31,000         8,036
 Kian Joo Can Factory Berhad...........................         6,000         6,015
 Kuala Sidim Berhad....................................        13,000        13,033
 Kulim Malaysia Berhad.................................        18,000        18,046
 Ladang Perbadanan-Fima Berhad.........................        11,000         9,799
 Larut Consolidated Berhad.............................        18,000         5,620
 Lion Corp. Berhad.....................................        13,000         6,480
 MBF Holdings Berhad...................................       106,000        18,522
 MUI Properties Berhad.................................        75,200        13,463
 Malayawata Steel Berhad...............................        21,000         6,015
 Malaysia Assurance Alliance Berhad....................         8,800        10,335
 Malaysia Building Society Berhad......................        35,000        12,733
 Malaysian Mosaics Berhad..............................        27,000        13,921
 Malaysian Plantations Berhad..........................        28,000         9,625
 Malaysian Tobacco Co. Berhad..........................        20,000        12,546
 Mancon Berhad.........................................        12,000         9,178
 Maruichi Malaysia Steel Tube Berhad...................         8,000         6,416
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520         8,923
 Nam Fatt Berhad.......................................         9,000         4,305
 Negara Properties (Malaysia) Berhad...................         5,000        10,599
 OSK Holdings..........................................        28,000        12,191
 Pacific Chemicals Berhad..............................        11,000         8,192
 Pan Pacific Asia Berhad...............................        12,000         6,634
 Panglobal Berhad......................................        14,000         4,131
 *Parit Perak Holdings Berhad..........................        13,000         2,979
 Peladang Kimia Berhad.................................        14,000        10,427
 Pelangi Berhad........................................        48,000        21,174
 Petaling Garden Berhad................................        11,000        10,083
 Phileo Land Berhad....................................        12,000        10,140
 Pilecon Engineering Berhad............................        21,000         6,076
 Prime Utilities Berhad................................         3,000         2,956
 *Promet Berhad........................................        52,000        10,129
                                                               SHARES        VALUE+
                                                         ------------  ------------
 SP Settia Berhad......................................         7,000  $      4,211
 Samanda Holdings Berhad...............................         6,000         9,539
 Selangor Properties Berhad............................        34,000        11,882
 Shangri-la Hotels (Malaysia) Berhad...................        39,000        12,736
 Sriwani Holdings Berhad...............................        12,000         4,469
 Talam Corp. Berhad....................................        14,000         4,411
 Tan & Tan Developments Berhad.........................        28,000         9,063
 Tasek Cement Berhad...................................        13,000         9,868
 *Tongkah Holdings Berhad..............................        14,000         5,855
 Tradewinds (Malaysia) Berhad..........................        13,000         6,666
 United Malacca Rubber Estates Berhad..................         6,000         9,023
 United Malayan Land Berhad............................        13,000        16,012
 United Plantations Berhad.............................        15,000        16,328
 *Westmont Industries Berhad...........................        23,000         4,414
 Westmont Land (Asia) Berhad...........................        20,000         6,073
 Wing Tiek Holdings Berhad.............................         8,000         2,062
 Worldwide Holdings Berhad.............................        16,000         4,950
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,839,484)....................................                     817,440
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.35%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   5.875%, 02/15/00 valued at $205,588) to be
   repurchased at $204,091.
   (Cost $204,000).....................................  $        204       204,000
                                                                       ------------
TOTAL INVESTMENTS -- (101.2%)
  (Cost $25,679,532)++.................................                  19,688,323
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-1.2%)
 Other Assets..........................................                      48,329
 Liabilities...........................................                    (287,420)
                                                                       ------------
                                                                           (239,091)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $ 19,449,232
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (45.3%)
Anheuser-Busch Companies, Inc. Medium Term Notes
    7.600%, 03/01/99...................................  $     1,000   $  1,017,500
Associates Corp. of North America Corporate Bonds
    6.250%, 03/15/99...................................        3,100      3,107,750
    7.500%, 05/15/99...................................        3,000      3,060,000
    6.625%, 07/15/99...................................       17,000     17,127,500
Bank One Texas N.A. Medium Term Notes
    5.875%, 08/02/99...................................        4,705      4,693,237
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................       22,000     22,110,000
Canada (Government of) Bonds
    6.400%, 09/10/98...................................       22,540     22,624,525
Colgate-Palmolive Co. Medium Term Notes
    6.550%, 02/16/98...................................       10,000     10,010,299
    6.630%, 02/16/98...................................        1,540      1,541,817
    6.710%, 02/16/98...................................       10,000     10,013,399
DuPont (E.I.) de Nemours & Co. Corporate Bonds
    8.650%, 12/01/97...................................        1,050      1,050,000
FCC National Bank Medium Term Notes
    6.144%, 10/30/98...................................        2,000      2,002,180
First USA Bank Medium Term Notes
    5.750%, 01/15/99...................................        4,325      4,308,781
Ford Motor Credit Co. Corporate Bonds
    7.250%, 05/15/99...................................        5,800      5,894,250
Ford Motor Credit Co. Medium Term Notes
    6.250%, 02/26/98...................................        7,000      7,007,070
GTE North, Inc. Corporate Bond Series B
    5.500%, 02/15/99...................................        1,000        991,250
General Electric Capital Corp. Medium Term Notes
    7.020%, 04/13/98...................................        3,000      3,013,620
    6.844%, 04/23/98...................................       10,725     10,770,687
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................       23,000     23,172,500
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        5,000      5,065,550
KFW International Finance, Inc. Medium Term Notes
    9.000%, 02/23/99...................................        6,600      6,822,750
Key Bank N.A. Medium Term Notes
    6.125%, 02/03/99...................................       15,000     15,000,000
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................       19,000     19,053,768

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Morgan Guaranty Trust Corporate Bonds
    6.000%, 10/01/98...................................  $     6,000   $  5,999,399
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................        8,550      8,731,688
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    6.070%, 07/09/99...................................       12,000     12,000,000
NationsBank N.C. Medium Term Notes
    6.100%, 01/19/99...................................       24,000     24,000,000
Nippon Telegraph & Telephone Corp. Corporate Bonds
    9.500%, 07/27/98...................................        4,350      4,447,875
Norwest Corp. Corporate Bonds
    6.250%, 04/15/99...................................        6,020      6,035,050
Norwest Corp. Medium Term Notes
    5.750%, 11/16/98...................................        3,600      3,590,964
Norwest Financial, Inc. Corporate Bonds
    6.000%, 08/01/99...................................        5,250      5,243,438
Norwest Financial, Inc. Medium Term Notes
    6.250%, 03/15/99...................................        8,000      8,020,000
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98...................................       13,575     13,575,000
Paccar Financial Corp. Medium Term Notes
    5.280%, 03/20/98...................................        5,000      4,993,550
Pepsico, Inc. Corporate Bonds
    7.625%, 11/01/98...................................        5,000      5,061,750
Pepsico, Inc. Medium Term Notes
    6.125%, 01/15/98...................................        2,000      2,000,280
    5.463%, 07/01/98...................................        4,851      4,834,797
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................       24,230     24,337,339
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................        1,250      1,242,150
St. Paul Companies, Inc. Medium Term Notes
    7.590%, 05/19/99...................................        6,000      6,127,500
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................        3,000      3,007,500
Wachovia Bank N.A. Medium Term Notes
    5.600%, 03/08/99...................................       11,000     10,931,250
    6.000%, 03/15/99...................................        1,000        998,750
                                                                       ------------
TOTAL BONDS
  (Cost $353,813,284)..................................                 354,636,713
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (31.4%)
ABN-AMRO North American Certificate of Deposit
    5.710%, 10/09/98...................................        4,000      3,996,000

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Bank of Nova Scotia Corp. Certificate of Deposit
    6.256%, 07/09/99...................................  $    10,000   $ 10,035,000
Bayerische Landesbank Certificate of Deposit
    5.860%, 07/17/98...................................       16,000     16,000,000
Canadian Imperial Bank of Commerce Certificate of
  Deposit
    5.795%, 10/06/98...................................       23,000     22,997,700
Commerzbank Certificate of Deposit
    5.780%, 09/18/98...................................       23,300     23,295,340
Deutsche Bank AG Certificate of Deposit
    5.940%, 09/15/98...................................        5,000      5,000,000
    5.880%, 10/19/98...................................       14,300     14,308,580
Dresdner Bank AG Certificate of Deposit
    5.950%, 10/20/98...................................       20,000     20,004,000
FCC National Bank Certificate of Deposit
    5.820%, 09/18/98...................................       21,000     20,997,900
Morgan Trust Certificate of Deposit
    5.800%, 07/28/98...................................        3,700      3,698,150
National Australia Bank Certificate of Deposit
    5.850%, 10/05/98...................................       23,000     23,006,900
Royal Bank of Canada Certificate of Deposit
    5.880%, 09/17/98...................................       23,000     23,000,000
Societe Generale Certificate of Deposit
    5.880%, 07/13/98...................................        3,000      2,998,800
    5.960%, 09/15/98...................................       18,500     18,500,000
Swiss Bank Certificate of Deposit
    5.805%, 10/01/98...................................       23,000     23,000,000
Westdeutsche Landesbank Certificate of Deposit
    5.870%, 07/31/98...................................       15,000     14,991,000
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $245,765,714)..................................                 245,829,370
                                                                       ------------
AGENCY OBLIGATIONS -- (7.6%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98...................................        2,850      2,881,720
Federal Home Loan Bank
    6.060%, 10/02/98...................................       25,000     25,045,747
    5.100%, 01/26/99...................................        3,200      3,175,456
    5.947%, 02/26/99...................................       20,000     20,032,398
Federal National Mortgage Association
    5.700%, 12/18/98...................................        8,100      8,082,666
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $59,131,599)...................................                  59,217,987
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (7.5%)
Barton Capital Corp. C.P.
    5.590%, 12/05/97...................................  $     4,000   $  3,997,520
    5.740%, 01/05/98...................................        8,000      7,955,510
    5.650%, 01/06/98...................................        5,000      4,971,500
    5.700%, 02/06/98...................................        3,419      3,382,985
Ciesco L.P. C.P.
    5.570%, 01/16/98...................................        4,600      4,566,614
Corporate Asset Funding Corp. C.P.
    5.700%, 01/09/98...................................        3,000      2,981,475
    5.720%, 01/15/98...................................        3,000      2,978,625
Den Norske Stats Olejeselskap A.S. C.P.
    5.800%, 12/01/97...................................        5,000      5,000,000
Enterprise Funding Corp. C.P.
    5.730%, 01/02/98...................................        1,570      1,562,003
Matterhorn Capital Corp. C.P.
    5.600%, 12/15/97...................................          600        598,698
Novartis Finance Corp. C.P.
    5.600%, 12/10/97...................................        3,000      2,995,793
Sheffield Receivables Corp. C.P.
    5.550%, 12/05/97...................................        2,650      2,648,357
    5.750%, 01/12/98...................................        6,000      5,960,100
    5.750%, 01/23/98...................................        3,500      3,470,732
Sigma Finance Corp. C.P.
    5.720%, 01/30/98...................................        5,000      4,952,750
    5.850%, 01/30/98...................................        1,000        990,550
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $59,012,205)...................................                  59,013,212
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (6.6%)
Abbey National Treasury Services P.L.C.
    ***5.560%, 12/15/97................................        7,000      6,995,450
American Express Centurion Bank
    ***5.682%, 12/05/97................................       14,000     13,997,200
    ***5.678%, 12/08/97................................        9,000      8,999,189
Banc One Corp.
    ***5.699%, 12/15/97................................        7,000      6,996,430
First USA Bank
    ***6.299%, 12/01/97................................        7,000      7,029,259
Key Bank N.A.
    ***5.649%, 02/20/98................................        7,650      7,642,656
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $51,658,621)...................................                  51,660,184
                                                                       ------------

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98, valued at $1,776,206) to be
   repurchased at $1,741,791 (Cost $1,741,000).........  $     1,741   $  1,741,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.7%) (Cost $771,122,423)++.....                 772,098,466
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.3%)
 Other Assets..........................................                  10,306,016
 Payable for Fund Shares Redeemed......................                     (61,531)
 Other Liabilities.....................................                    (106,872)
                                                                       ------------
                                                                         10,137,613
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 78,107,985
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $782,236,079
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.01
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.
***Rates shown are the rates as of November 30, 1997, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
CANADA -- (25.5%)
BONDS -- (25.5%)
Alberta (Province of)
    6.000%, 03/01/99...................................         8,000  $  5,710,151
Bayerische Landesbank Girozentrale
    8.375%, 11/23/98...................................         1,627     1,181,876
British Columbia (Province of)
    10.000%, 10/09/98..................................         9,000     6,593,369
    7.000%, 06/09/99...................................         5,000     3,625,046
Canada (Government of)
    6.500%, 08/01/99...................................        15,000    10,803,482
Electricite de France
    9.750%, 09/08/99...................................        13,608    10,269,359
Farm Credit Corp. Euro Medium Term Notes
    6.250%, 01/08/99...................................        12,300     8,779,357
General Electric Capital Canada, Inc.
    7.000%, 07/20/99...................................        11,000     7,967,375
    8.875%, 09/30/99...................................         5,000     3,734,290
International Finance Corp.
    7.750%, 08/18/98...................................         8,000     5,744,996
Kellogg Co.
    6.250%, 10/12/98...................................        12,000     8,548,366
Minnesota Mining & Manufacturing Co.
    6.500%, 10/15/98...................................        12,800     9,131,745
Norway (Kingdom of)
    7.250%, 10/22/98...................................        13,000     9,325,573
Oesterreichische Kontrollbank AG
    10.250%, 07/27/99..................................        12,971     9,855,164
Toronto (Municipality of)
    11.000%, 02/16/99..................................         7,089     5,328,839
                                                                       ------------
TOTAL -- CANADA
  (Cost $111,230,161)..................................                 106,598,988
                                                                       ------------
GERMANY -- (20.3%)
BONDS -- (20.3%)
Bank voor Nederlandsche Gemeenten BNG Euro Medium Term
  Notes
    4.250%, 04/09/99...................................        12,000     6,799,975
Belgium (Kingdom of)
    7.250%, 10/18/99...................................        10,140     6,040,895
DSL Finance BV
    5.000%, 02/09/99...................................        17,000     9,724,860
Deutsche Ausgliechsbank
    8.500%, 07/05/99...................................         5,000     3,010,494
    7.000%, 07/01/99...................................         5,000     2,945,295
Germany (Federal Republic of)
    3.750%, 03/19/99...................................         8,000     4,524,246
LKB Bader-Wuerttemberg Finance NV
    6.000%, 05/10/99...................................        20,000    11,611,096
Landesbank Hessen-Thuringen Girozentral
    3.000%, 07/07/99...................................         5,000     2,772,376

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Morgan (J.P.) and Co., Inc.
    7.250%, 11/30/98...................................        15,000  $  8,744,890
Suedwestdeutsche Landesbank Capital Markets P.L.C.
    5.000%, 02/08/99...................................         7,431     4,253,857
    7.125%, 02/17/99...................................         8,649     5,063,487
    5.500%, 10/12/99...................................         3,000     1,735,712
Treuhandanstalt
    6.375%, 07/01/99...................................        10,000     5,853,739
World Bank (International Bank for Reconstruction and
  Development)
    7.250%, 10/13/99...................................        20,000    11,903,642
                                                                       ------------
TOTAL BONDS
  (Cost $87,084,122)...................................                  84,984,564
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $348).............................                         339
                                                                       ------------
TOTAL -- GERMANY
  (Cost $87,084,470)...................................                  84,984,903
                                                                       ------------
UNITED STATES -- (17.1%)
BONDS -- (17.1%)
Associates Corp. of North America Corporate Bonds
    6.680%, 05/10/99...................................           500       504,375
Associates Corp. of North America Euro Medium Term
  Notes
    6.750%, 06/28/99...................................         4,000     4,032,400
BP America, Inc.
    9.750%, 03/01/99...................................         9,525     9,930,765
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................         8,000     8,040,000
Disney (Walt) Co.
    6.250%, 06/21/99...................................         5,000     5,005,000
IBM Credit Corp.
    6.625%, 04/19/99...................................         5,000     5,037,500
Interamerican Development Bank
    5.600%, 05/28/99...................................         5,000     4,976,000
National Australia Bank
    5.375%, 02/09/99...................................         9,400     9,337,960
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................         9,700     9,906,125
Norwest Financial, Inc. Medium Term Notes
    6.250%, 03/15/99...................................         1,500     1,503,750
Nova Scotia (Bank of)
    6.375%, 04/14/99...................................         4,000     4,020,800
Pepsico, Inc.
    0.000%, 05/25/99...................................        10,000     9,180,000
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $71,115,618)...................................                  71,474,675
                                                                       ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (17.0%)
BONDS -- (15.8%)
Caisse Nationale des Autoroutes
    6.750%, 07/08/99...................................        70,000  $ 12,289,002
Credit d'Equipement des Petites et Moyennes Enterprises
    9.000%, 08/19/99...................................        30,000     5,468,460
Denmark (Kingdom of)
    5.500%, 10/26/99...................................        60,000    10,363,700
Eurofima Societe Europeene pour le Financement de
  Material Ferroviaire
    8.625%, 09/01/99...................................        65,000    11,791,076
European Investment Bank
    6.250%, 07/28/99...................................        55,000     9,609,994
France Telecom SA
    6.500%, 07/19/99...................................        70,000    12,228,529
Union Nationale Interprofessionale pour Emploi dans
  Commerce Industrie SA
    5.250%, 10/25/99...................................        25,000     4,300,422
                                                                       ------------
TOTAL BONDS
  (Cost $64,362,499)...................................                  66,051,183
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.2%)
 *French Francs (Cost $5,284,628)......................                   5,207,205
                                                                       ------------
TOTAL -- FRANCE
  (Cost $69,647,127)...................................                  71,258,388
                                                                       ------------
AUSTRALIA -- (7.9%)
BONDS -- (7.9%)
ABN-AMRO Australia, Ltd.
    8.000%, 06/16/99...................................         3,000     2,124,559
    9.500%, 09/08/99...................................         4,000     2,913,485
Barclays Australia International Finance, Ltd.
    8.000%, 04/12/99...................................         4,400     3,114,815
Credit Locale de France SA Euro Medium Term Notes
    10.500%, 01/06/99..................................         2,900     2,085,687
Deutsche Australia, Ltd.
    9.000%, 10/05/99...................................         5,000     3,617,908
International Finance Corp.
    8.250%, 08/12/99...................................         2,894     2,066,719
Natwest Markets Australia, Ltd.
    8.250%, 06/11/99...................................         4,100     2,921,237
Rural & Industries Bank Western Australia
    10.000%, 08/23/99..................................         1,700     1,246,374
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
State Bank of New South Wales
    14.250%, 09/28/99..................................         3,196  $  2,512,661
Toronto Dominion Australia, Ltd.
    8.750%, 07/20/99...................................         3,000     2,159,249
Toyota Finance Australia, Ltd.
    8.250%, 07/26/99...................................        11,626     8,289,058
                                                                       ------------
TOTAL BONDS
  (Cost $35,496,146)...................................                  33,051,752
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $3)..........................                           3
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $35,496,149)...................................                  33,051,755
                                                                       ------------
NETHERLANDS -- (6.5%)
BONDS -- (6.5%)
ABN-Amro Bank NV
    6.500%, 11/15/98...................................         3,500     1,799,341
    7.250%, 05/01/99...................................         6,000     3,134,385
Austria (Republic of)
    6.500%, 05/07/99...................................         6,500     3,359,617
Bank Nederlandse Gemeenten
    5.500%, 07/05/99...................................         4,000     2,047,335
Bank voor Nederlandsche Gemeenten BNG
    7.000%, 02/04/99...................................         5,000     2,593,123
European Investment Bank
    5.000%, 02/16/99...................................         4,000     2,026,208
Netherlands (Kingdom of)
    7.000%, 08/15/99...................................        23,000    12,061,420
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $26,910,241)...................................                  27,021,429
                                                                       ------------
JAPAN -- (2.4%)
BONDS -- (2.4%)
Council of Europe Resettlement Fund for National
  Refugees and Over-Population in Europe
    5.000%, 04/28/99...................................     1,200,000     9,979,863
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $387).............................                         374
                                                                       ------------
TOTAL -- JAPAN
  (Cost $10,960,296)...................................                   9,980,237
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $1).....................                           1
                                                                       ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $4,686,919) to be
   repurchased at $4,617,096.
   (Cost $4,615,000)...................................  $      4,615  $  4,614,301
                                                                       ------------
(Cost $417,059,063)++ TOTAL INVESTMENTS -- (97.8%)
  .....................................................                 408,984,677
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (2.2%)
 Other Assets..........................................                  11,620,349
 Unrealized Gain on Forward Currency Contracts.........                   3,664,573
 Payable for Investment Securities Purchased...........                  (5,284,626)
 Other Liabilities.....................................                     (78,413)
                                                                       ------------
                                                                          9,921,883
NET ASSETS -- (100.0%) Applicable to 40,996,217
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $418,906,560
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.22
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.     THE U.S.     THE ENHANCED     THE U.S.     THE U.S.
                                                             6-10 SMALL      LARGE       U.S. LARGE        6-10       LARGE CAP
                                                               COMPANY      COMPANY        COMPANY         VALUE        VALUE
                                                               SERIES       SERIES         SERIES         SERIES       SERIES
                                                             -----------  -----------  ---------------  -----------  -----------
INVESTMENT INCOME
    Dividends..............................................   $   3,000    $  11,452      $       3      $  17,468    $  25,961
    Interest...............................................         369          141          1,609          2,070          746
    Income from Securities Lending.........................         251           41             --            612          132
                                                             -----------  -----------       -------     -----------  -----------
        Total Investment Income............................       3,620       11,634          1,612         20,150       26,839
                                                             -----------  -----------       -------     -----------  -----------

EXPENSES
    Investment Advisory Services...........................         102          160             17          3,534        1,255
    Accounting & Transfer Agent Fees.......................         164           96             34            855          610
    Custodian's Fees.......................................          58          109             11            310          224
    Legal Fees.............................................           7            7              8             35           26
    Audit Fees.............................................           9           18              1             49           36
    Shareholders' Reports..................................           7           14              1             38           28
    Trustees' Fees and Expenses............................           1            1              1              8            5
    Other..................................................          13           50             10             46           33
                                                             -----------  -----------       -------     -----------  -----------
        Total Expenses.....................................         361          455             83          4,875        2,217
                                                             -----------  -----------       -------     -----------  -----------
    NET INVESTMENT INCOME..................................       3,259       11,179          1,529         15,275       24,622
                                                             -----------  -----------       -------     -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
    Net Realized Gain on Investment Securities.............      31,886          975            120        201,107       82,623
    Net Realized Gain on Foreign Currency Transactions.....          --           --            536             --           --
    Net Realized Gain on Futures...........................          --           --          7,354             --           --
    Net Realized Gain on Swap Contracts....................          --           --            967             --           --
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency...........      42,885      147,979           (388)       300,802      172,274
      Translation of Foreign Currency Denominated
        Amounts............................................          --           --             24             --           --
      Futures..............................................          --           --         (2,550)            --           --
      Swap Contracts.......................................          --           --           (322)            --           --
                                                             -----------  -----------       -------     -----------  -----------
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY.............................................      74,771      148,954          5,741        501,909      254,897
                                                             -----------  -----------       -------     -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $  78,030    $ 160,133      $   7,270      $ 517,184    $ 279,519
                                                             -----------  -----------       -------     -----------  -----------
                                                             -----------  -----------       -------     -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                THE      THE PACIFIC  THE UNITED       THE
                                                             JAPANESE        RIM        KINGDOM    CONTINENTAL    THE DFA
                                                               SMALL        SMALL        SMALL        SMALL     INTERNATIONAL
                                                              COMPANY      COMPANY      COMPANY      COMPANY       VALUE
                                                              SERIES       SERIES       SERIES       SERIES        SERIES
                                                            -----------  -----------  -----------  -----------  ------------
INVESTMENT INCOME
    Dividends, (Net of Foreign Taxes Withheld of $394,
      $206, $908, $724 and $3,568, respectively)..........   $   2,229    $   6,043    $   5,435    $   6,966    $   33,238
    Interest..............................................         265          335          178          371         1,577
    Income from Securities Lending........................         648          178           --          116         1,236
                                                            -----------  -----------  -----------  -----------  ------------
        Total Investment Income...........................       3,142        6,556        5,613        7,453        36,051
                                                            -----------  -----------  -----------  -----------  ------------

EXPENSES
    Investment Advisory Services..........................         258          230          180          351         2,997
    Accounting & Transfer Agent Fees......................         317          284          222          400           789
    Custodian's Fees......................................         126          354           25          187           751
    Legal Fees............................................          11            9            8           13            32
    Audit Fees............................................           6            6            4            9            39
    Shareholders' Reports.................................           5            5            3            7            30
    Trustees' Fees and Expenses...........................           2            2            2            4             6
    Other.................................................          25           21           16           30           102
                                                            -----------  -----------  -----------  -----------  ------------
        Total Expenses....................................         750          911          460        1,001         4,746
                                                            -----------  -----------  -----------  -----------  ------------
    NET INVESTMENT INCOME.................................       2,392        5,645        5,153        6,452        31,305
                                                            -----------  -----------  -----------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
    Net Realized Gain (Loss) on Investment Securities.....      (1,552)       3,120       13,056       17,533         6,023
    Net Realized Gain (Loss) on Foreign Currency
      Transactions........................................          15         (468)         136         (454)       (1,666)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency........    (180,902)    (101,332)      (3,301)      20,901      (107,773)
        Translation of Foreign Currency Denominated
          Amounts.........................................         (28)         (10)          --         (203)          (44)
                                                            -----------  -----------  -----------  -----------  ------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY............................................    (182,467)     (98,690)       9,891       37,777      (103,460)
                                                            -----------  -----------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................   $(180,075)   $ (93,045)   $  15,044    $  44,229    $  (72,155)
                                                            -----------  -----------  -----------  -----------  ------------
                                                            -----------  -----------  -----------  -----------  ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                                                                          THE DFA
                                              THE                          THE DFA         THE DFA         THE DFA       TWO-YEAR
                                           EMERGING     THE EMERGING      ONE-YEAR        TWO-YEAR        TWO-YEAR        GLOBAL
                                            MARKETS     MARKETS SMALL   FIXED INCOME   CORPORATE FIXED   GOVERNMENT    FIXED INCOME
                                            SERIES      CAP SERIES(1)      SERIES       INCOME SERIES      SERIES         SERIES
                                          -----------  ---------------  -------------  ---------------  -------------  -------------
INVESTMENT INCOME
    Dividends, (Net of Foreign Taxes
      Withheld of $366, $47, $0, $0, $0
      and $0, respectively).............   $   4,421      $     608              --              --              --             --
    Interest............................         490             56       $  46,692       $   8,483       $   6,901      $  17,830
                                          -----------       -------     -------------       -------     -------------  -------------
        Total Investment Income.........       4,911            664          46,692           8,483           6,901         17,830
                                          -----------       -------     -------------       -------     -------------  -------------

EXPENSES
    Investment Advisory Services........         226             47             392             210             175            185
    Accounting & Transfer Agent Fees....         278             29             202              64              57            351
    Custodian's Fees....................         672            112              97              17              14             78
    Legal Fees..........................          12             14              11               4               4             12
    Audit Fees..........................           7              1              19               3               2             10
    Shareholders' Reports...............           5              4              15               3               2              7
    Trustees' Fees and Expenses.........           2             --               2              --              --              3
    Other...............................          28              5              29              13              15              7
                                          -----------       -------     -------------       -------     -------------  -------------
        Total Expenses..................       1,230            212             767             314             269            653
                                          -----------       -------     -------------       -------     -------------  -------------
    NET INVESTMENT INCOME...............       3,681            452          45,925           8,169           6,632         17,177
                                          -----------       -------     -------------       -------     -------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment
      Securities........................         153             89           1,165             487             134            861
    Net Realized Gain (Loss) on Foreign
      Currency Transactions.............         693            (39)             --              --              --         13,543
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and
          Foreign Currency..............     (61,201)        (5,991)         (2,454)           (669)           (183)       (11,785)
        Translation of Foreign Currency
          Denominated Amounts...........         (19)            (1)             --              --              --          1,402
                                          -----------       -------     -------------       -------     -------------  -------------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN CURRENCY...     (60,374)        (5,942)         (1,289)           (182)            (49)         4,021
                                          -----------       -------     -------------       -------     -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $ (56,693)     $  (5,490)      $  44,636       $   7,987       $   6,583      $  21,198
                                          -----------       -------     -------------       -------     -------------  -------------
                                          -----------       -------     -------------       -------     -------------  -------------

------------------

(1) For the period December 2, 1996 (commencement of operations) to November 30, 1997.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                               THE ENHANCED
                                                              THE U.S. 6-10 SMALL      THE U.S. LARGE           U.S. LARGE
                                                                 COMPANY SERIES        COMPANY SERIES         COMPANY SERIES
                                                              --------------------  --------------------  ----------------------
                                                                YEAR       YEAR       YEAR       YEAR       YEAR
                                                                ENDED      ENDED      ENDED      ENDED      ENDED    JULY 3, TO
                                                              NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,
                                                                1997       1996       1997       1996       1997        1996
                                                              ---------  ---------  ---------  ---------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................  $   3,259  $   2,838  $  11,179  $   5,282  $   1,529   $     401
  Net Realized Gain (Loss) on Investment Securities.........     31,886     30,043        975        (18)       120         142
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................         --         --         --         --        536         (28)
  Net Realized Gain on Futures..............................         --         --         --         --      7,354          --
  Net Realized Gain on Swap Contracts.......................         --         --         --         --        967          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     42,885     10,563    147,979     63,985       (388)         67
    Translation of Foreign Currency Denominated Amounts.....         --         --         --         --         24         172
    Futures.................................................         --         --         --         --     (2,550)      3,290
    Swap Contracts..........................................         --         --         --         --       (322)        380
                                                              ---------  ---------  ---------  ---------  ---------  -----------

      Net Increase in Net Assets Resulting from
        Operations..........................................     78,030     43,444    160,133     69,249      7,270       4,424
                                                              ---------  ---------  ---------  ---------  ---------  -----------

Distributions From:
  Net Investment Income.....................................     (2,966)    (2,841)        --     (1,215)    (1,590)       (332)
  Net Realized Gains........................................    (30,080)   (12,248)        --       (686)    (3,438)         --
                                                              ---------  ---------  ---------  ---------  ---------  -----------
      Total Distributions...................................    (33,046)   (15,089)        --     (1,901)    (5,028)       (332)
                                                              ---------  ---------  ---------  ---------  ---------  -----------

Capital Share Transactions (1):
  Shares Issued.............................................    154,761     73,274         --     32,324     27,476      25,091
  Shares Issued in Lieu of Cash Distributions...............     31,055     14,860         --      1,744      3,358         332
  Shares Redeemed...........................................    (66,368)   (70,072)        --    (10,535)   (14,673)       (302)
                                                              ---------  ---------  ---------  ---------  ---------  -----------

      Net Increase from Capital Share Transactions..........    119,448     18,062         --     23,533     16,161      25,121
                                                              ---------  ---------  ---------  ---------  ---------  -----------
Transactions in Interest (1):
  Contributions.............................................         --         --    269,144    309,297         --          --
  Withdrawals...............................................         --         --    (73,225)   (30,855)        --          --
                                                              ---------  ---------  ---------  ---------  ---------  -----------
      Net Increase from Transactions in Interest............         --         --    195,919    278,442         --          --
                                                              ---------  ---------  ---------  ---------  ---------  -----------

      Total Increase........................................    164,432     46,417    356,052    369,323     18,403      29,213

NET ASSETS
  Beginning of Period.......................................    268,401    221,984    466,441     97,118     29,213          --
                                                              ---------  ---------  ---------  ---------  ---------  -----------
  End of Period.............................................  $ 432,833  $ 268,401  $ 822,493  $ 466,441  $  47,616   $  29,213
                                                              ---------  ---------  ---------  ---------  ---------  -----------
                                                              ---------  ---------  ---------  ---------  ---------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................     12,630      6,163        N/A      2,257      2,322       2,484
   Shares Issued in Lieu of Cash Distributions..............      2,751      1,340                   121        314          28
   Shares Redeemed..........................................     (5,446)    (5,840)                 (754)    (1,330)        (27)
                                                              ---------  ---------             ---------  ---------  -----------
                                                                  9,935      1,663                 1,624      1,306       2,485
                                                              ---------  ---------             ---------  ---------  -----------
                                                              ---------  ---------             ---------  ---------  -----------

------------------
(1) For The U.S. Large Company Series, Capital Share Transactions and Shares Issued and Redeemed are reported through May 31, 1996, Transactions in Interest are reported for the period June 1, through November 30, 1996. Effective June 1, 1996, the Series was reorganized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                             THE U.S. LARGE CAP
                                                      THE U.S. 6-10             VALUE SERIES
                                                       VALUE SERIES        ----------------------
                                                 ------------------------                 YEAR
                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED     ENDED
                                                  NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,
                                                    1997         1996         1997        1996
                                                 -----------  -----------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income........................  $    15,275  $    10,727  $    24,622  $  16,593
  Net Realized Gain on Investment Securities...      201,107       57,358       82,623     52,525
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities......................      300,802      131,332      172,274     82,209
                                                 -----------  -----------  -----------  ---------

      Net Increase in Net Assets Resulting from
        Operations.............................      517,184      199,417      279,519    151,327
                                                 -----------  -----------  -----------  ---------

Distributions From:
  Net Investment Income........................      (12,192)     (10,581)     (23,401)   (16,460)
  Net Realized Gains...........................      (57,267)     (15,728)     (52,566)   (11,101)
                                                 -----------  -----------  -----------  ---------
      Total Distributions......................      (69,459)     (26,309)     (75,967)   (27,561)
                                                 -----------  -----------  -----------  ---------

Capital Share Transactions (1):
  Shares Issued................................      578,927      470,306      320,473    470,093
  Shares Issued in Lieu of Cash
    Distributions..............................       63,693       25,751       64,945     25,800
  Shares Redeemed..............................     (114,290)     (45,295)     (86,916)   (54,744)
                                                 -----------  -----------  -----------  ---------

      Net Increase from Capital Share
        Transactions...........................      528,330      450,762      298,502    441,149
                                                 -----------  -----------  -----------  ---------

      Total Increase...........................      976,055      623,870      502,054    564,915

NET ASSETS
  Beginning of Period..........................    1,248,213      624,343      987,942    423,027
                                                 -----------  -----------  -----------  ---------
  End of Period................................  $ 2,224,268  $ 1,248,213  $ 1,489,996  $ 987,942
                                                 -----------  -----------  -----------  ---------
                                                 -----------  -----------  -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................       32,037       32,133       19,550     33,894
   Shares Issued in Lieu of Cash
     Distributions.............................        3,798        1,749        4,236      1,923
   Shares Redeemed.............................       (5,731)      (3,121)      (5,069)    (3,976)
                                                 -----------  -----------  -----------  ---------
                                                      30,104       30,761       18,717     31,841
                                                 -----------  -----------  -----------  ---------
                                                 -----------  -----------  -----------  ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                         THE JAPANESE            THE PACIFIC
                                                             SMALL                RIM SMALL
                                                            COMPANY                COMPANY
                                                            SERIES                 SERIES
                                                     ---------------------  ---------------------
                                                                  AUG. 9                 AUG. 9
                                                     YEAR ENDED     TO      YEAR ENDED     TO
                                                      NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,
                                                        1997       1996        1997       1996
                                                     ----------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income............................  $    2,392  $     816  $    5,645  $   1,634
  Net Realized Gain (Loss) on Investment
    Securities.....................................      (1,552)      (540)      3,120      1,507
  Net Realized Gain (Loss) on Foreign Currency
    Transactions...................................          15        (33)       (468)        (3)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency.....    (180,902)   (31,608)   (101,332)    11,126
    Translation of Foreign Currency Denominated
      Amounts......................................         (28)        (6)        (10)        11
                                                     ----------  ---------  ----------  ---------

    Net Increase (Decrease) in Net Assets Resulting
      from Operations..............................    (180,075)   (31,371)    (93,045)    14,275
                                                     ----------  ---------  ----------  ---------

Transactions in Interest:
  Contributions....................................     104,691    393,877      48,364    232,462
  Withdrawals......................................     (78,956)   (32,824)    (39,005)   (15,256)
                                                     ----------  ---------  ----------  ---------
    Net Increase from Transactions in Interest.....      25,735    361,053       9,359    217,206
                                                     ----------  ---------  ----------  ---------

    Total Increase (Decrease)......................    (154,340)   329,682     (83,686)   231,481

NET ASSETS
  Beginning of Period..............................     329,682         --     231,481         --
                                                     ----------  ---------  ----------  ---------
  End of Period....................................  $  175,342  $ 329,682  $  147,795  $ 231,481
                                                     ----------  ---------  ----------  ---------
                                                     ----------  ---------  ----------  ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                               THE UNITED KINGDOM
                                              SMALL COMPANY SERIES     THE CONTINENTAL
                                              --------------------  SMALL COMPANY SERIES
                                                YEAR                ---------------------
                                                ENDED    AUG. 9 TO  YEAR ENDED  AUG. 9 TO
                                              NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,
                                                1997       1996        1997       1996
                                              ---------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................  $   5,153  $   1,550  $    6,452  $     273
  Net Realized Gain (Loss) on Investment
    Securities..............................     13,056        (65)     17,533      4,083
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...................        136         65        (454)         4
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..............................     (3,301)    16,738      20,901      3,231
    Translation of Foreign Currency
      Denominated Amounts...................         --          8        (203)       (71)
                                              ---------  ---------  ----------  ---------

      Net Increase in Net Assets Resulting
        from Operations.....................     15,044     18,296      44,229      7,520
                                              ---------  ---------  ----------  ---------

Transactions in Interest:
  Contributions.............................     30,978    178,848      52,536    360,586
  Withdrawals...............................    (56,796)   (14,519)   (109,037)   (32,224)
                                              ---------  ---------  ----------  ---------

      Net Increase (Decrease) from
        Transactions in Interest............    (25,818)   164,329     (56,501)   328,362
                                              ---------  ---------  ----------  ---------

      Total Increase (Decrease).............    (10,774)   182,625     (12,272)   335,882

NET ASSETS
  Beginning of Period.......................    182,625         --     335,882         --
                                              ---------  ---------  ----------  ---------
  End of Period.............................  $ 171,851  $ 182,625  $  323,610  $ 335,882
                                              ---------  ---------  ----------  ---------
                                              ---------  ---------  ----------  ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                             THE EMERGING
                                                                THE DFA INTERNATIONAL       MARKETS SERIES      THE EMERGING
                                                                     VALUE SERIES        --------------------   MARKETS SMALL
                                                               ------------------------    YEAR       YEAR       CAP SERIES
                                                               YEAR ENDED   YEAR ENDED     ENDED      ENDED    ---------------
                                                                NOV. 30,     NOV. 30,    NOV. 30,   NOV. 30,   DEC. 2, 1996 TO
                                                                  1997         1996        1997       1996      NOV. 30, 1997
                                                               -----------  -----------  ---------  ---------  ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income......................................  $    31,305  $    23,725  $   3,681  $   1,803     $     452
  Net Realized Gain on Investment Securities.................        6,023       27,321        153         43            89
  Net Realized Loss of Foreign Currency Transactions.........       (1,666)         (82)       693        (78)          (39)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............     (107,773)      80,434    (61,201)     5,536        (5,991)
    Translation of Foreign Currency Denominated Amounts......          (44)           9        (19)         7            (1)
                                                               -----------  -----------  ---------  ---------  ---------------

      Net Increase (Decrease) in Net Assets Resulting from
        Operations...........................................      (72,155)     131,407    (56,693)     7,311        (5,490)
                                                               -----------  -----------  ---------  ---------  ---------------

Distributions From:
  Net Investment Income......................................      (29,074)     (23,445)        --         --            --
  Net Realized Gains.........................................      (27,255)      (4,744)        --         --            --
                                                               -----------  -----------  ---------  ---------  ---------------
      Total Distributions....................................      (56,329)     (28,189)        --         --            --
                                                               -----------  -----------  ---------  ---------  ---------------

Capital Share Transactions (1):
  Shares Issued..............................................      409,256    1,084,901         --         --            --
  Shares Issued in Lieu of Cash Distributions................       56,329       28,189         --         --            --
  Shares Redeemed............................................     (111,867)    (468,842)        --         --            --
                                                               -----------  -----------  ---------  ---------  ---------------

      Net Increase From Capital Share Transactions...........      353,718      644,248         --         --            --
                                                               -----------  -----------  ---------  ---------  ---------------

Transactions in Interest:
  Contributions..............................................           --           --    130,588    108,247        24,940
  Withdrawals................................................           --           --    (15,029)    (2,834)           (1)
                                                               -----------  -----------  ---------  ---------  ---------------
      Net Increase from Transactions in Interest.............           --           --    115,559    105,413        24,939
                                                               -----------  -----------  ---------  ---------  ---------------

      Total Increase.........................................      225,234      747,466     58,866    112,724        19,449

NET ASSETS
  Beginning of Period........................................    1,356,852      609,386    162,075     49,351            --
                                                               -----------  -----------  ---------  ---------  ---------------
  End of Period..............................................  $ 1,582,086  $ 1,356,852  $ 220,941  $ 162,075     $  19,449
                                                               -----------  -----------  ---------  ---------  ---------------
                                                               -----------  -----------  ---------  ---------  ---------------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................................       34,790       95,652        N/A        N/A           N/A
   Shares Issued in Lieu of Cash Distributions...............        4,875        2,494
   Shares Redeemed...........................................       (9,587)     (40,798)
                                                               -----------  -----------
                                                                    30,078       57,348
                                                               -----------  -----------
                                                               -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                       THE DFA ONE-YEAR            THE DFA
                                                         FIXED INCOME        TWO-YEAR CORPORATE
                                                            SERIES           FIXED INCOME SERIES
                                                    ----------------------  ---------------------
                                                    YEAR ENDED  YEAR ENDED  YEAR ENDED  JUNE 7 TO
                                                     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,
                                                       1997        1996        1997       1996
                                                    ----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $   45,925  $   43,492  $    8,169  $   3,222
  Net Realized Gain (Loss) on Investment
    Securities....................................       1,165        (301)        487        164
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................      (2,454)      3,135        (669)       823
                                                    ----------  ----------  ----------  ---------
      Net Increase in Net Assets Resulting from
        Operations................................      44,636      46,326       7,987      4,209
                                                    ----------  ----------  ----------  ---------

Distributions From:
  Net Investment Income...........................     (46,321)    (42,530)     (8,338)    (3,053)
  Net Realized Gains..............................          --          --        (651)        --
                                                    ----------  ----------  ----------  ---------
      Total Distributions.........................     (46,321)    (42,530)     (8,989)    (3,053)
                                                    ----------  ----------  ----------  ---------

Capital Share Transactions (1):
  Shares Issued...................................     282,650     520,113      41,285    126,154
  Shares Issued in Lieu of Cash Distributions.....      37,665      32,939       3,111      1,641
  Shares Redeemed.................................    (395,687)   (403,109)     (9,740)    (6,165)
                                                    ----------  ----------  ----------  ---------
      Net Increase (Decrease) From Capital Share
        Transactions..............................     (75,372)    149,943      34,656    121,630
                                                    ----------  ----------  ----------  ---------
Liquidating Distribution..........................          --          --    (156,440)        --
                                                    ----------  ----------  ----------  ---------

      Total Increase (Decrease)...................     (77,057)    153,739    (122,786)   122,786

NET ASSETS
  Beginning of Period.............................     859,293     705,554     122,786         --
                                                    ----------  ----------  ----------  ---------
  End of Period...................................  $  782,236  $  859,293  $        0  $ 122,786
                                                    ----------  ----------  ----------  ---------
                                                    ----------  ----------  ----------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................      28,307      52,148       3,810     12,591
   Shares Issued in Lieu of Cash Distributions....       3,778       3,311         309        163
   Shares Redeemed................................     (39,644)    (40,380)       (962)      (607)
   Liquidating Distribution.......................          --          --     (15,304)        --
                                                    ----------  ----------  ----------  ---------
                                                        (7,559)     15,079     (12,147)    12,147
                                                    ----------  ----------  ----------  ---------
                                                    ----------  ----------  ----------  ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                           THE DFA
                                                                THE DFA TWO-YEAR       TWO-YEAR GLOBAL
                                                                   GOVERNMENT        FIXED INCOME SERIES
                                                                     SERIES          --------------------
                                                              ---------------------    YEAR
                                                              YEAR ENDED  JUNE 7 TO    ENDED    FEB. 9 TO
                                                               NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                                                 1997       1996       1997       1996
                                                              ----------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................  $    6,632  $   2,648  $  17,177  $   9,662
  Net Realized Gain on Investment Securities................         134        504        861        241
  Net Realized Gain of Foreign Currency Transactions........          --         --     13,543        527
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............        (183)       357    (11,785)     3,711
    Translation of Foreign Currency Denominated Amounts.....          --         --      1,402      2,297
                                                              ----------  ---------  ---------  ---------

      Net Increase in Net Assets Resulting from
        Operations..........................................       6,583      3,509     21,198     16,438
                                                              ----------  ---------  ---------  ---------

Distributions From:
  Net Investment Income.....................................          --         --    (25,358)    (6,900)
  Net Realized Gains........................................          --         --       (251)        --
                                                              ----------  ---------  ---------  ---------
      Total Distributions...................................          --         --    (25,609)    (6,900)
                                                              ----------  ---------  ---------  ---------

Capital Share Transactions (1):
  Shares Issued.............................................          --         --    122,794    323,241
  Shares Issued in Lieu of Cash Distributions...............          --         --     23,253      6,900
  Shares Redeemed...........................................          --         --    (42,001)   (20,407)
                                                              ----------  ---------  ---------  ---------

      Net Increase From Capital Share Transactions..........          --         --    104,046    309,734
                                                              ----------  ---------  ---------  ---------
Transactions in Interest:
  Contributions.............................................      39,504    109,613         --         --
  Withdrawals...............................................    (150,734)    (8,475)        --         --
                                                              ----------  ---------  ---------  ---------
      Net Increase (Decrease) from Transactions in
        Interest............................................    (111,230)   101,138         --         --
                                                              ----------  ---------  ---------  ---------

      Total Increase (Decrease).............................    (104,647)   104,647     99,635    319,272

NET ASSETS
  Beginning of Period.......................................     104,647         --    319,272         --
                                                              ----------  ---------  ---------  ---------
  End of Period.............................................  $        0  $ 104,647  $ 418,907  $ 319,272
                                                              ----------  ---------  ---------  ---------
                                                              ----------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................         N/A        N/A     11,943     32,201
   Shares Issued in Lieu of Cash Distributions..............                             2,278        683
   Shares Redeemed..........................................                            (4,088)    (2,021)
                                                                                     ---------  ---------
                                                                                        10,133     30,863
                                                                                     ---------  ---------
                                                                                     ---------  ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    THE U.S. 6-10 SMALL COMPANY SERIES
                           ----------------------------------------------------
                              YEAR         YEAR      YEAR      YEAR     FEB. 3
                              ENDED       ENDED     ENDED     ENDED       TO
                            NOV. 30,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                              1997         1996      1995      1994      1993
-------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period
  (2)....................   $    12.56   $  11.26  $   9.54  $  10.39  $  10.00
                           -----------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS (2)
  Net Investment
    Income...............         0.11       0.13      0.12      0.12      0.10
  Net Gain (Losses) on
    Securities (Realized
    and Unrealized)......         2.81       1.92      2.50     (0.07)     0.54
                           -----------   --------  --------  --------  --------
    Total From Investment
      Operations.........         2.92       2.05      2.62      0.05      0.64
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS (2)
  Net Investment
    Income...............        (0.10)     (0.13)    (0.12)    (0.11)    (0.10)
  Net Realized Gains.....        (1.56)     (0.62)    (0.78)    (0.79)    (0.15)
                           -----------   --------  --------  --------  --------
    Total
      Distributions......        (1.66)     (0.75)    (0.90)    (0.90)    (0.25)
-------------------------------------------------------------------------------
Net Asset Value, End of
  Period (2).............   $    13.82   $  12.56  $  11.26  $   9.54  $  10.39
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (2).........        26.47%     19.17%    29.19%     0.59%     6.35%#
-------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $  432,833   $268,401  $221,984  $143,630  $161,925
Ratio of Expenses to
  Average Net Assets.....         0.11%      0.13%     0.15%     0.17%     0.17%*
Ratio of Net Investment
  Income to Average Net
  Assets.................         0.96%      1.05%     1.18%     1.11%     1.18%*
Portfolio Turnover
  Rate...................        30.04%     32.38%    21.16%    27.65%    32.88%*
Average Commission Rate
  (1)....................   $   0.0583   $ 0.0586       N/A       N/A       N/A
-------------------------------------------------------------------------------

                                                                                                             THE ENHANCED
                                                                                                              U.S. LARGE
                                               THE U.S. LARGE COMPANY SERIES                                COMPANY SERIES
                           ----------------------------------------------------------------------     ---------------------------
                              YEAR          YEAR            YEAR           YEAR          FEB. 8           YEAR           JULY 3
                              ENDED         ENDED          ENDED          ENDED            TO            ENDED             TO
                            NOV. 30,      NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                              1997          1996            1995           1994           1993            1997            1996
-------------------------  ------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period
  (2)....................          N/A   $     13.48     $ 10.11        $ 10.27        $ 10.00          $ 11.76        $ 10.00
                           -----------   -----------     ----------     ----------     ----------     ------------     ----------
INCOME FROM INVESTMENT
  OPERATIONS (2)
  Net Investment
    Income...............           --          0.15        0.30           0.28           0.24             0.51           0.16
  Net Gain (Losses) on
    Securities (Realized
    and Unrealized)......           --          1.41        3.36          (0.14)          0.26             2.25           1.74
                           -----------   -----------     ----------     ----------     ----------     ------------     ----------
    Total From Investment
      Operations.........           --          1.56        3.66           0.14           0.50             2.76           1.90
-------------------------  ------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (2)
  Net Investment
    Income...............           --         (0.16)      (0.29)         (0.29)         (0.23)           (0.54)         (0.14)
  Net Realized Gains.....           --         (0.08)         --          (0.01)            --            (1.42)            --
                           -----------   -----------     ----------     ----------     ----------     ------------     ----------
    Total
      Distributions......           --         (0.24)      (0.29)         (0.30)         (0.23)           (1.96)         (0.14)
-------------------------  ------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period (2).............          N/A   $     14.80     $ 13.48        $ 10.11        $ 10.27          $ 12.56        $ 11.76
-------------------------  ------------------------------------------------------------------------------------------------------
-------------------------  ------------------------------------------------------------------------------------------------------
Total Return (2).........          N/A         11.60%#     36.77%          1.30%          5.05%#          27.63%         18.95%#
-------------------------  ------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $  822,493   $   466,441     $97,118        $48,657        $37,853          $47,616        $29,213
Ratio of Expenses to
  Average Net Assets.....         0.07%         0.12%       0.02%(a)       0.02%(a)       0.02%*(a)        0.25%          0.29%*
Ratio of Net Investment
  Income to Average Net
  Assets.................         1.75%         2.12%       2.61%(a)       2.83%(a)       2.87%*(a)        4.59%          4.60%*
Portfolio Turnover
  Rate...................         4.28%        14.09%       2.38%          8.52%         34.36%*         193.78%        211.07%*
Average Commission Rate
  (1)....................   $   0.0202   $    0.0212         N/A            N/A            N/A          $0.0246        $0.0200
-------------------------  ------------------------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

      (a)  Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November
           30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the period November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC fiscal years beginning after September 1, 1995.

      (2)  For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
           June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE U.S. 6-10 VALUE SERIES
                                            -----------------------------------------------------------
                                               YEAR          YEAR        YEAR        YEAR      MARCH 2
                                               ENDED        ENDED        ENDED       ENDED        TO
                                             NOV. 30,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                               1997          1996        1995        1994        1993
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period......   $    16.58    $   14.02   $   11.15   $   11.04   $ 10.00
                                            -----------   ----------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................         0.15         0.15        0.14        0.12      0.08
  Net Gain (Losses) on Securities
    (Realized and Unrealized).............         5.23         2.88        3.06        0.16      1.09
                                            -----------   ----------   ---------   ---------   --------
    Total From Investment Operations......         5.38         3.03        3.20        0.28      1.17
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...................        (0.12)       (0.15)      (0.14)      (0.12)    (0.07)
  Net Realized Gains......................        (0.74)       (0.32)      (0.19)      (0.05)    (0.06)
                                            -----------   ----------   ---------   ---------   --------
    Total Distributions...................        (0.86)       (0.47)      (0.33)      (0.17)    (0.13)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $    21.10    $   16.58   $   14.02   $   11.15   $ 11.04
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return..............................        33.93%       22.14%      28.81%       2.52%    11.69%#
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $2,224,268    $1,248,213  $ 624,343   $ 350,277   $95,681
Ratio of Expenses to Average Net Assets...         0.28%        0.29%       0.32%       0.32%     0.33%*
Ratio of Net Investment Income to Average
  Net Assets..............................         0.86%        1.11%       1.22%       1.50%     1.35%*
Portfolio Turnover Rate...................        25.47%       14.91%      20.62%       8.22%     1.07%*
Average Commission Rate (1)...............   $   0.0645    $  0.0658         N/A         N/A       N/A
-------------------------------------------------------------------------------------------------------

                                                         THE U.S. LARGE CAP VALUE SERIES
                                            ----------------------------------------------------------
                                               YEAR         YEAR       YEAR       YEAR       FEB. 19
                                               ENDED       ENDED      ENDED      ENDED         TO
                                             NOV. 30,     NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,
                                               1997         1996       1995       1994        1993
------------------------------------------  ----------------------------------------------------------
Net Asset Value, Beginning of Period......  $     15.52   $  13.29   $   9.92   $  10.59     $ 10.00
                                            -----------   --------   --------   --------   -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................         0.32       0.31       0.32       0.33        0.20
  Net Gain (Losses) on Securities
    (Realized and Unrealized).............         3.38       2.57       3.53      (0.65)       0.58
                                            -----------   --------   --------   --------   -----------
    Total From Investment Operations......         3.70       2.88       3.85      (0.32)       0.78
------------------------------------------  ----------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...................        (0.31)     (0.31)     (0.31)     (0.35)      (0.18)
  Net Realized Gains......................        (0.82)     (0.34)     (0.17)        --       (0.01)
                                            -----------   --------   --------   --------   -----------
    Total Distributions...................        (1.13)     (0.65)     (0.48)     (0.35)      (0.19)
------------------------------------------  ----------------------------------------------------------
Net Asset Value, End of Period............  $     18.09   $  15.52   $  13.29   $   9.92     $ 10.59
------------------------------------------  ----------------------------------------------------------
------------------------------------------  ----------------------------------------------------------
Total Return..............................        25.31%     22.48%     39.26%     (3.13)%      7.79%#
------------------------------------------  ----------------------------------------------------------
Net Assets, End of Period (thousands).....  $ 1,489,996   $987,942   $423,027   $198,848     $90,271
Ratio of Expenses to Average Net Assets...         0.18%      0.19%      0.21%      0.22%       0.23%*
Ratio of Net Investment Income to Average
  Net Assets..............................         1.96%      2.37%      2.84%      3.72%       3.75%*
Portfolio Turnover Rate...................        17.71%     20.12%     29.41%     39.33%       0.75%*
Average Commission Rate (1)...............  $    0.0494   $ 0.0499        N/A        N/A         N/A
------------------------------------------  ----------------------------------------------------------

        *  Annualized

        #  Non-annualized

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE JAPANESE                   THE PACIFIC RIM
                                                  SMALL COMPANY                   SMALL COMPANY
                                                     SERIES                          SERIES
                                          -----------------------------   -----------------------------
                                              YEAR           AUG. 9           YEAR           AUG. 9
                                              ENDED            TO             ENDED            TO
                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                              1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....            N/A+            N/A+            N/A+            N/A+
                                          -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................             --              --              --              --
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........             --              --              --              --
                                          -------------   -------------   -------------   -------------
    Total From Investment Operations....             --              --              --              --
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................             --              --              --              --
  Net Realized Gains....................             --              --              --              --
                                          -------------   -------------   -------------   -------------
    Total Distributions.................             --              --              --              --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........            N/A+            N/A+            N/A+            N/A+
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return............................            N/A+            N/A+            N/A+            N/A+
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $     175,342   $     329,682   $     147,795   $     231,481
Ratio of Expenses to Average Net
  Assets................................           0.29%           0.29%*          0.40%           0.45%*
Ratio of Net Investment Income to
  Average Net Assets....................           0.93%           0.76%*          2.45%           2.50%*
Portfolio Turnover Rate.................          13.17%           1.67%*         24.00%           8.04%*
Average Commission Rate (1).............  $      0.0282   $      0.0427   $      0.0042   $      0.0102
-------------------------------------------------------------------------------------------------------

                                               THE UNITED KINGDOM                THE CONTINENTAL
                                                  SMALL COMPANY                   SMALL COMPANY
                                                     SERIES                          SERIES
                                          -----------------------------   -----------------------------
                                              YEAR           AUG. 9           YEAR           AUG. 9
                                              ENDED            TO             ENDED            TO
                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                              1997            1996            1997            1996
----------------------------------------  -------------------------------------------------------------
Net Asset Value, Beginning of Period....           N/A+             N/A+            N/A+            N/A+
                                          -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            --               --              --              --
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........            --               --              --              --
                                          -------------   -------------   -------------   -------------
    Total From Investment Operations....            --               --              --              --
----------------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................            --               --              --              --
  Net Realized Gains....................            --               --              --              --
                                          -------------   -------------   -------------   -------------
    Total Distributions.................            --               --              --              --
----------------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period..........           N/A+             N/A+            N/A+            N/A+
----------------------------------------  -------------------------------------------------------------
----------------------------------------  -------------------------------------------------------------
Total Return............................           N/A+             N/A+            N/A+            N/A+
----------------------------------------  -------------------------------------------------------------
Net Assets, End of Period (thousands)...  $    171,851    $     182,625   $     323,610   $     335,882
Ratio of Expenses to Average Net
  Assets................................          0.25%            0.29%*          0.29%           0.31%*
Ratio of Net Investment Income to
  Average Net Assets....................          2.86%            2.94%*          1.84%           0.27%*
Portfolio Turnover Rate.................          4.26%            4.55%*          3.46%           6.69%*
Average Commission Rate (1).............  $     0.0073    $      0.0050   $      0.0586   $      0.0392
----------------------------------------  -------------------------------------------------------------

        *  Annualized

        +  Not applicable as The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small
           Company Series and The Continental Small Company Series are organized as Partnerships.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE DFA INTERNATIONAL
                                                            VALUE SERIES
                                          -------------------------------------------------
                                             YEAR          YEAR         YEAR       FEB. 16
                                             ENDED         ENDED        ENDED        TO
                                           NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                                             1997          1996         1995        1994
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $     11.79   $     10.55   $   10.06   $   10.00
                                          -----------   -----------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................         0.24          0.23        0.20        0.13
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........        (0.67)         1.32        0.52        0.07
                                          -----------   -----------   ---------   ---------
    Total From Investment Operations....        (0.43)         1.55        0.72        0.20
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        (0.22)        (0.23)      (0.21)      (0.13)
  Net Realized Gains....................        (0.24)        (0.08)      (0.02)      (0.01)
                                          -----------   -----------   ---------   ---------
Total Distributions.....................        (0.46)        (0.31)      (0.23)      (0.14)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $     10.90   $     11.79   $   10.55   $   10.06
-------------------------------------------------------------------------------------------
Total Return............................        (3.84)%       14.85%       7.20%       1.99%#
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 1,582,086   $ 1,356,852   $ 609,386   $ 348,381
Ratio of Expenses to Average Net
  Assets................................         0.32%         0.36%       0.42%       0.45%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................         2.09%         2.23%       2.14%       1.84%*(a)
Portfolio Turnover Rate.................        22.55%        12.23%       9.75%       1.90%*
Average Commission Rate (1).............  $    0.0068   $    0.0112         N/A         N/A
-------------------------------------------------------------------------------------------

                                                           THE EMERGING
                                                          MARKETS SERIES
                                          -----------------------------------------------
                                             YEAR         YEAR        YEAR      APRIL 25
                                             ENDED        ENDED       ENDED        TO
                                           NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                             1997         1996        1995        1994
----------------------------------------  -----------------------------------------------
Net Asset Value, Beginning of Period....          N/A+        N/A+       N/A+        N/A+
                                          -----------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................           --          --         --          --
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........           --          --         --          --
                                          -----------   ---------   ---------   ---------
    Total From Investment Operations....           --          --         --          --
----------------------------------------  -----------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................           --          --         --          --
  Net Realized Gains....................           --          --         --          --
                                          -----------   ---------   ---------   ---------
Total Distributions.....................           --          --         --          --
----------------------------------------  -----------------------------------------------
Net Asset Value, End of Period..........          N/A+        N/A+       N/A+        N/A+
----------------------------------------  -----------------------------------------------
Total Return............................          N/A+        N/A+       N/A+        N/A+
----------------------------------------  -----------------------------------------------
----------------------------------------  -----------------------------------------------
Net Assets, End of Period (thousands)...   $  220,941   $ 162,075   $ 49,351    $ 15,724
Ratio of Expenses to Average Net
  Assets................................         0.54%       0.66%      0.87%       1.49%*
Ratio of Net Investment Income to
  Average Net Assets....................         1.63%       1.63%      1.70%       0.56%*
Portfolio Turnover Rate.................         0.54%       0.37%      8.17%       1.28%*
Average Commission Rate (1).............   $   0.0010   $  0.0010        N/A         N/A
----------------------------------------  -----------------------------------------------

        *  Annualized

        #  Non-annualized

        +  Not applicable as The Emerging Markets Series is organized as a partnership.

      (a)  Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30,
           1994 would have been 1.81%.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           THE
                                        EMERGING
                                         MARKETS
                                        SMALL CAP
                                         SERIES
                                       -----------           THE DFA ONE-YEAR FIXED INCOME SERIES(2)
                                         DEC. 2,       ----------------------------------------------------
                                          1996            YEAR         YEAR      YEAR      YEAR     FEB. 8
                                           TO             ENDED       ENDED     ENDED     ENDED       TO
                                        NOV. 30,        NOV. 30,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                          1997            1997         1996      1995      1994      1993
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.............................        N/A+       $    10.03   $  10.00  $   9.84  $  10.06  $  10.00
                                       -----------     -----------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..............         --              0.59       0.56      0.60      0.44      0.31
  Net Gain (Losses) on Securities
    (Realized and Unrealized)........         --             (0.02)      0.03      0.16     (0.18)     0.03
                                       -----------     -----------   --------  --------  --------  --------
    Total From Investment
     Operations......................         --              0.57       0.59      0.76      0.26      0.34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..............         --             (0.59)     (0.56)    (0.60)    (0.43)    (0.28)
  Net Realized Gains.................         --                --         --        --     (0.05)       --
                                       -----------     -----------   --------  --------  --------  --------
Total Distributions..................         --             (0.59)     (0.56)    (0.60)    (0.48)    (0.28)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......        N/A+       $    10.01   $  10.03  $  10.00  $   9.84  $  10.06
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return.........................        N/A+             5.83%      6.10%     7.91%     2.61%     3.39%#
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)........................   $ 19,449        $  782,236   $859,293  $705,554  $592,286  $608,428
Ratio of Expenses to Average Net
  Assets.............................       0.90%*(a)         0.10%      0.09%     0.10%     0.10%     0.10%*
Ratio of Net Investment Income to
  Average Net Assets.................       1.90%*(a)         5.85%      5.62%     6.04%     4.41%     3.80%*
Portfolio Turnover Rate..............       2.54%*           82.84%     95.84%    81.31%   140.82%   111.67%*
Average Commission Rate (1)..........   $ 0.0020               N/A        N/A       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

        +  Not applicable as The Emerging Markets Small Cap Series is organized as a partnership.

      (a)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

      (2)  Restated to reflect a 900% stock dividend as January 2, 1996.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           THE DFA                                                 THE DFA
                                           TWO-YEAR                     THE DFA                   TWO-YEAR
                                       CORPORATE FIXED                  TWO-YEAR                GLOBAL FIXED
                                            INCOME                     GOVERNMENT                  INCOME
                                            SERIES                       SERIES                    SERIES
                                  --------------------------   --------------------------   ---------------------
                                     YEAR          JUNE 7         YEAR          JUNE 7         YEAR       FEB 9
                                     ENDED           TO           ENDED           TO          ENDED         TO
                                   NOV. 30,       NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,    NOV. 30,
                                     1997           1996          1997           1996          1997        1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period........................   $  10.11       $  10.00           N/A+             N/A+   $   10.34   $  10.00
                                  -----------   ------------   -----------   ------------   ----------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.........       0.57           0.28            --               --         0.48       0.34
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized).................      (0.04)          0.09            --               --         0.12       0.25
                                  -----------   ------------   -----------   ------------   ----------   --------
    Total From Investment
      Operations................       0.53           0.37            --               --         0.60       0.59
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........      (0.59)         (0.26)           --               --        (0.71)     (0.25)
  Net Realized Gains............      (0.05)            --            --               --        (0.01)        --
                                  -----------   ------------   -----------   ------------   ----------   --------
    Total Distributions.........      (0.64)         (0.26)           --               --        (0.72)     (0.25)
-----------------------------------------------------------------------------------------------------------------
  Liquidating Distribution......     (10.00)            --            --               --           --         --
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................   $   0.00       $  10.11           N/A+             N/A+   $   10.22   $  10.34
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return....................       5.82%          3.76%#         N/A+             N/A+        5.96%      6.01%#
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................   $      0       $122,786      $      0       $  104,647    $ 418,907   $319,272
Ratio of Expenses to Average Net
  Assets........................       0.22%          0.23%*        0.23%            0.23%*       0.18%      0.20%*
Ratio of Net Investment Income
  to Average Net Assets.........       5.82%          6.11%*        5.67%            5.95%*       4.64%      4.51%*
Portfolio Turnover Rate.........     147.78%         81.97%*      153.67%          200.59%*     119.27%     87.07%*
-----------------------------------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

        +  Not applicable as The DFA Two-Year Government Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1997, the Trust consisted of fourteen investment portfolios (collectively, the "Series"):

The U.S. 6-10 Small Company Series
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. 6-10 Value Series
The U.S. Large Cap Value Series
  (the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
  (the "Fixed Income Portfolios")

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The DFA International Value Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
  (the "International Equity Portfolios")

    On August 9, 1996, four portfolios of DFA Investment Dimensions Group, Inc. (the "Fund"); The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio, respectively, transferred their investable assets for shares with equal values of a corresponding Series of the Trust (the "Transfer").

    On June 1, 1996 the U.S. Large Company Series ("this Series") was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of this Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was the U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to this Series in exchange for a 63.4% interest in this Series. The total net assets of this Series increased to $356,632,854 immediately following this transaction. These transactions were treated as tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, this Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

    On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company approved a 900% stock dividend under Delaware Trust Law, which is treated as a 10 for 1 stock split for financial reporting purposes for The DFA One-Year Fixed Income Series. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of this series. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

    Effective August 1, 1997. The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

    As of the close of business on November 30, 1997, The DFA Two-Year Corporate Fixed Income Series and The DFA Two-Year Government Series were liquidated and their respective assets and liabilities were distributed to their shareholders and partners, respectively. Accordingly, these financial statements reflect these final distributions.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It the intention of The U.S. 6-10 Small Company Series, The Enhanced U.S. Large Company Series, The U.S. 6-10 Value Series, The U.S. Large Cap Value Series, The DFA International Value Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, and The DFA Two-Year Global Fixed Income Series to continue qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Government Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. 6-10 Small Company Series.......................................  .03 of 1%
The U.S. Large Company Series............................................  .025 of 1%
The Enhanced U.S. Large Company Series...................................  .05 of 1%
The U.S. 6-10 Value Series...............................................  .20 of 1%
The U.S. Large Cap Value Series..........................................  .10 of 1%
The Japanese Small Company Series........................................  .10 of 1%
The Pacific Rim Small Company Series.....................................  .10 of 1%
The United Kingdom Small Company Series..................................  .10 of 1%
The Continental Small Company Series.....................................  .10 of 1%
The DFA International Value Series.......................................  .20 of 1%
The Emerging Markets Series..............................................  .10 of 1%
The Emerging Markets Small Cap Series....................................  .20 of 1%
The DFA One-Year Fixed Income Series.....................................  .05 of 1%
The DFA Two-Year Corporate Fixed Income Series...........................  .15 of 1%
The DFA Two-Year Government Series.......................................  .15 of 1%
The DFA Two-Year Global Fixed Income Series..............................  .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities:

                                                                                         OTHER
                                                              U.S. GOVERNMENT          INVESTMENT
                                                                 SECURITIES            SECURITIES
                                                            --------------------  --------------------
                                                            PURCHASES    SALES    PURCHASES    SALES
                                                            ---------  ---------  ---------  ---------
                                                              (000)      (000)      (000)      (000)
The U.S. 6-10 Small Company Series........................         --         --  $ 185,882  $ 100,394
The U.S. Large Company Series.............................         --         --    233,484     27,162
The Enhanced U.S. Large Company Series....................         --         --     53,616     39,741
The U.S. 6-10 Value Series................................         --         --    900,563    441,146
The U.S. Large Cap Value Series...........................         --         --    454,775    218,435
The Japanese Small Company Series.........................         --         --    183,810     35,979
The Pacific Rim Small Company Series......................         --         --     66,359     52,850
The United Kingdom Small Company Series...................         --         --      7,532     30,372
The Continental Small Company Series......................         --         --     14,611     58,207
The DFA International Value Series........................         --         --    659,266    329,786
The Emerging Markets Series...............................         --         --    122,268      1,156
The Emerging Markets Small Cap Series.....................         --         --     25,761        557
The DFA One-Year Fixed Income Series......................  $  90,123  $ 135,222    371,765    385,938
The DFA Two-Year Corporate Fixed Income Series............    113,650    148,862     70,254     62,109
The DFA Two-Year Government Series........................    196,300    173,431         --         --
The DFA Two-Year Global Fixed Income Series...............      7,734     15,720    572,458    433,698

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ----------
                                                                 (000)           (000)         (000)
The U.S. 6-10 Small Company Series.........................    $  124,313      $  (33,301)   $   91,012
The U.S. Large Company Series..............................       302,219          (6,991)      295,228
The Enhanced U.S. Large Company Series.....................           842            (365)          477
The U.S. 6-10 Value Series.................................       630,851        (109,407)      521,444
The U.S. Large Cap Value Series............................       340,851         (21,706)      319,145
The Japanese Small Company Series..........................           613        (218,244)     (217,631)
The Pacific Rim Small Company Series.......................        17,632         (88,118)      (70,486)
The United Kingdom Small Company Series....................        61,662         (31,560)       30,102
The Continental Small Company Series.......................        95,588         (45,217)       50,371
The DFA International Value Series.........................       274,649        (280,720)       (6,071)
The Emerging Markets Series................................        48,328        (106,088)      (57,760)
The Emerging Markets Small Cap Series......................         3,635          (9,627)       (5,992)
The DFA One-Year Fixed Income Series.......................         1,088            (112)          976
The DFA Two-Year Global Fixed Income Series................         2,912         (10,986)       (8,074)

    At November 30, 1997, The DFA One-Year Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $1,867,000 of which $1,565,000 and $301,000 expire on November 30, 2002 and 2004, respectively.

F. COMPONENTS OF NET ASSETS:

                                                  AT NOVEMBER 30, 1997 NET ASSETS CONSIST OF:
                           ------------------------------------------------------------------------------------------
                                                                   (AMOUNTS IN THOUSANDS)
                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                                        (DEPRECIATION)
                                                                                              OF
                                       UNDISTRIBUTED                   UNDISTRIBUTED    FUTURES, SWAP
                                            NET                        NET REALIZED       CONTRACTS,      UNREALIZED
                                        INVESTMENT     UNDISTRIBUTED      FOREIGN         INVESTMENT      NET FOREIGN
                            PAID-IN       INCOME       NET REALIZED      EXCHANGE       SECURITIES AND     EXCHANGE     TOTAL NET
                            CAPITAL       (LOSS)        GAIN (LOSS)     GAIN (LOSS)    FOREIGN CURRENCY      GAIN         ASSETS
                           ----------  -------------   -------------   -------------   ----------------   -----------   ----------
The U.S. 6-10 Small
 Company Series..........  $  308,442     $   409         $31,785              --          $ 92,197             --      $  432,833
The Enhanced U.S. Large
 Company Series..........      41,282         (20)          5,145         $   536               477         $  196          47,616
The U.S. 6-10 Value
 Series..................   1,498,367       3,501         200,956              --           521,444             --       2,224,268
The U.S. Large Cap Value
 Series..................   1,086,556       1,749          82,546              --           319,145             --       1,489,996
The DFA International
 Value Series............   1,581,336       2,526           5,979          (1,666)           (6,071)           (18)      1,582,086
The DFA One-Year Fixed
 Income Series...........     779,327       3,808          (1,875)             --               976             --         782,236
The DFA Two-Year Global
 Fixed Income Series.....     413,780      (4,892)            851          13,543            (8,074)         3,699         418,907

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1997, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                                UNREALIZED
                                                                                                  FOREIGN
EXPIRATION                                                                     VALUE AT        EXCHANGE GAIN
   DATE                   CURRENCY SOLD                 CONTRACT AMOUNT    NOVEMBER 30, 1997      (LOSS)
----------  ------------------------------------------  ----------------  -------------------  -------------
 12/24/97         24,986,737  French Francs             $      4,309,908   $       4,230,728   $      79,181
 12/24/97         11,025,952  French Francs                    1,888,934           1,867,089          21,845
 12/30/97         11,335,911  German Marks                     6,501,254           6,425,343          75,911
 12/31/97          2,187,089  Australian Dollar                1,498,273           1,495,962           2,311
 12/31/97         17,988,011  Canadian Dollars                12,627,774          12,634,108          (6,334)
 12/31/97          5,878,763  Netherlands Guilders             2,991,448           2,956,414          35,034
                                                        ----------------  -------------------  -------------
                                                        $     29,817,590   $      29,609,643   $     207,948
                                                        ----------------  -------------------  -------------
                                                        ----------------  -------------------  -------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                                UNREALIZED
                                                                                                  FOREIGN
EXPIRATION                                                                 VALUE AT NOVEMBER   EXCHANGE GAIN
   DATE                   CURRENCY SOLD                 CONTRACT AMOUNT        30, 1997           (LOSS)
----------  ------------------------------------------  ----------------  -------------------  -------------
 12/22/97         55,043,189  Netherlands Guilders      $     28,314,398   $      27,667,997   $     646,401
 12/22/97      1,311,140,000  Japanese Yen                    10,417,448          10,225,130         162,318
 12/24/97        367,446,698  French Francs                   63,349,056          62,205,647       1,143,409
 12/24/97         30,836,933  French Francs                    5,301,175           5,221,646          79,529
 12/29/97        154,174,744  German Marks                    88,937,390          87,358,033       1,579,357
 12/31/97         50,162,517  Australian Dollars              34,416,505          34,319,751          96,754
 12/31/97        156,460,407  Canadian Dollars               109,850,739         109,893,934         (43,195)
                                                        ----------------  -------------------  -------------
                                                        $    340,586,711   $     336,922,138   $   3,664,573
                                                        ----------------  -------------------  -------------
                                                        ----------------  -------------------  -------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS: During the year ended November 30, 1997, The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 1997, Enhanced had outstanding 184 long futures contracts on the S & P 500 Index all of which expire December 19, 1997. The value of such contracts on November 30, 1997 was $43,925,400 which resulted in an unrealized gain of $739,500.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At November 30, 1997, Enhanced had an outstanding equity index swap with Morgan Stanley dated July 15, 1997 (which represents approximately 12% of the net assets of Enhanced), terminating on January 15, 1998. The notional value of the swap was $3,569,310 and Enhanced had recorded net unrealized appreciation of $58,449 consisting of $76,196 owed to Morgan Stanley and $134,645 owed to Enhanced. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.10% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S & P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1997 borrowings under the line were as follows:

                                                                                                 MAXIMUM
                                                                                                 AMOUNT
                                                                                                 BORROWED
                                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST  DURING
                                             AVERAGE        AVERAGE         DAYS       EXPENSE     THE
                                          INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED  PERIOD
                                          -------------   ------------   -----------   -------   -------
The U.S. 6-10 Small Company Series......      5.75%        $3,292,000          1       $  526    $3,292,000
The U.S. Large Company Series...........      6.07%         1,572,388         23        8,744    4,850,000
The U.S. Large Cap Value Series.........      6.12%         3,368,500          2        1,144    4,934,000

    There were no outstanding borrowings under the line of credit at November 30, 1997.

I. SECURITIES LENDING:

    Domestic security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. International security loans are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the opinion of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received at November 30, 1997, is as follows:

                                                         VALUE OF            VALUE OF
                                                    SECURITIES ON LOAN      COLLATERAL
                                                    -------------------  ----------------
DOMESTIC EQUITY PORTFOLIOS
The U.S. 6-10 Small Company Series................   $      22,700,916   $     24,126,084
The U.S. Large Company Series.....................          86,232,944         88,733,158
The U.S. 6-10 Value Series........................          47,873,302         51,153,681
The U.S. Large Cap Value Series...................          97,735,271        101,655,200

INTERNATIONAL EQUITY PORTFOLIOS
The Japanese Small Company Series.................          33,980,365         36,656,082
The Pacific Rim Small Company Series..............           7,587,125          9,619,298
The Continental Small Company Series..............           8,724,347          9,251,251
The DFA International Value Series................         266,475,711        282,956,083

J. SUBSEQUENT EVENT:

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company, a newly created series. This portfolio invests solely in this series. The series will also issue its shares to other investors.

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
                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statements of net assets of The DFA Investment Trust Company (comprising, respectively, The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. 6-10 Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series) as of November 30, 1997, and the related statements of operations (including the DFA Two-Year Corporate Fixed Income Series and the DFA Two-Year Government Series) for the year (or period) then ended, the statements of changes in net assets (including the DFA Two-Year Corporate Fixed Income Series and the DFA Two-Year Government Series) for each of the two years (or periods) in the period then ended, and the financial highlights (including the DFA Two-Year Corporate Fixed Income Series and the DFA Two-Year Government Series) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting The DFA Investment Trust Company as of November 30, 1997, and the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

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